UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street,

San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2016, enclosed.
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab International
Index Fund®

This wrapper is not part of the shareholder report.

Schwab Equity Index Funds
Semiannual Report
April 30, 2016
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market
Index Fund
Schwab International
Index Fund

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2016
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	0.37%
S&P 500® Index	0.43%
Fund Category: Morningstar Large Blend	-1.04%
Performance Details	page 8

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	-0.15%
Schwab 1000 Index®	0.03%
Fund Category: Morningstar Large Blend	-1.04%
Performance Details	page 9

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	-1.86%
Russell 2000® Index	-1.90%
Fund Category: Morningstar Small Blend	-1.06%
Performance Details	page 10

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	0.02%
Dow Jones U.S. Total Stock Market IndexSM	0.03%
Fund Category: Morningstar Large Blend	-1.04%
Performance Details	page 11

Schwab International Index Fund[1] (Ticker Symbol: SWISX)	-3.36%
MSCI EAFE® Index (Net)[2]	-3.07%
Fund Category: Morningstar Foreign Large Blend	-3.11%
Performance Details	pages 12-13

Minimum Initial Investment[3]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Equity Index Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2016, was tumultuous for most equity markets as investors tried to assess whether slowing growth overseas would knock the U.S. recovery off course. The S&P 500® Index dropped as much as 12% during the reporting period, only to end the six months in slightly positive territory. The Schwab Equity Index Funds were all generally aligned with their respective indices, though the volatile period proved challenging for most of these funds. While the Schwab S&P 500 Index Fund and the Schwab Total Stock Market Index Fund generated slightly positive returns, the Schwab International Index Fund and the Schwab 1000 Index Fund underperformed by comparison.
In the U.S., the Federal Reserve remained on hold through the first several months of 2016 after raising interest rates in December for the first time since 2006, as economic data remained sturdy but not strong enough to stoke inflation. Quarterly corporate profits fell in the fourth quarter for the first time since 2008 and the Great Recession, and projections for first-quarter earnings indicated more of the same. Overseas, better-than-estimated trade data suggested China’s economy may avoid a hard landing, but the leading credit rating agencies recently cut their respective outlooks for the country’s credit ratings due to slowing growth concerns. Meanwhile, fears of a recession in Japan and parts of Europe continue to weigh on stock prices in those markets.
Asset Class Performance Comparison % returns during the six months ended 4/30/2016

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
* The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Schwab Equity Index Funds3

From the President continued

At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios.

Dramatic moves in the market can prompt investors to question their strategy and second-guess their commitment to staying invested in stocks. But research shows that over virtually all periods of time, investors who take the long view—and stay invested in the market—have seen positive long-term results. Timing the market, trying to move in or out of investments based on predictions of where the market will move, is difficult for even the most seasoned professionals. And, moving in and out of the stock market means that you could miss out on some of the best days, which can exact a toll on returns.
One of the most important steps you can take to help manage the risk of volatile markets is to ensure your portfolio is diversified. At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios. We believe that the Schwab Equity Index Funds help fulfill this role by giving investors exposure to a varied selection of domestic and international stocks. These funds are designed to closely track the performance of stock market indexes constructed by industry-leading index providers, and are available at some of the lowest expense ratios in the industry.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

4Schwab Equity Index Funds

The Investment Environment
Over the six-month reporting period ended April 30, 2016, market volatility remained heightened in most equity markets. Diverging central bank policies, highly volatile oil and commodity prices, and lackluster global growth all contributed to market fluctuations, and added to investor uncertainty. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 0.43%, while the Russell 2000® Index, a U.S. small-cap company benchmark, returned -1.90%. Internationally, the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -3.07%, and the MSCI Emerging Markets Index (Net) returned -0.13% for the six-month reporting period.
Contributing to increased market volatility over the reporting period was the uncertainty around U.S. short-term interest rate policy. Despite continued low inflation, the Federal Reserve (the Fed) raised the federal funds rate for the first time in almost ten years at its December 2015 meeting. The Fed cited strengthening economic indicators and expanding economic activity as support for this increase, and also stated that any subsequent increases would be measured and gradual. Initially, Fed officials estimated a total of four interest rate increases in 2016. As the reporting period continued, however, the likelihood of future short-term rate increases declined. U.S. stocks had one of the worst starts to a year, and concerns remained surrounding soft global economic growth. After the Fed left short-term interest rates unchanged in both March and April, projections from Fed officials were revised to two short-term interest rate increases in 2016. At the same time, however, federal funds futures were pricing in only one rate increase in 2016.
While the Fed began to slowly normalize monetary policy in the U.S., many other countries’ central banks maintained or increased accommodative policies to stimulate economic growth. The European Central Bank expanded its asset purchase program over the reporting period, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and in Japan, the weakening of the U.S. dollar against the euro and the Japanese yen in early 2016 added to the headwinds these regions faced. The People’s Bank of China (the PBOC) also implemented additional easing measures, including lowering the reserve requirement for banks which increased the funds available for banks to make loans. These policy moves highlighted the ongoing divergence between the Fed and central banks outside the U.S., and contributed to increased volatility in currencies, stocks, and fixed-income markets.
Economic turmoil in China remained a factor in market volatility. China’s economy continued to decelerate amidst slowing global demand, and uncertainty increased around the ability of the government and the PBOC to effectively manage the country’s financial situation. In January, the PBOC devalued the yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. However, additional monetary easing measures appeared to be helping in some areas, as industrial output and retail sales in China both rose faster than expected in the month of March.
Schwab Equity Index Funds5

The Investment Environment continued
During the reporting period, sharp fluctuations in oil and commodity prices continued to add to market volatility and created extra pressure in credit markets. Overall demand for oil failed to keep pace with supply, resulting in excess reserves across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Falling oil prices created stress in the high-yield corporate credit market and negatively affected many financial institutions as credit spreads widened and losses from loans to energy firms weighed on returns. The Fed’s dovish monetary policy and an agreement by several key OPEC members to limit supply helped oil to rally in February, and also supported a rebound in many global stocks. Despite additional price fluctuations toward the end of the reporting period, oil finished its best month of the year in April.
With diverging central bank policies, sharp oil price fluctuations, and continued weak global economic growth, the six-month reporting period saw heightened levels of volatility in both U.S. and international stock markets. Fed policy and a weaker U.S. dollar counteracted some accommodative policy measures in Europe and Japan, where recession fears lingered. The state of China’s economy remained a large factor in investor sentiment across the globe, though some signs of improvement emerged toward the end of the reporting period. Overall, U.S. and international equities were affected by many of the same factors, and were not immune to the impacts of an uncertain global economic environment.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Management views may have changed since the report date.
6Schwab Equity Index Funds

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, and Schwab Small-Cap Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
Schwab Equity Index Funds7

Schwab S&P 500 Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	0.37%	1.10%	10.92%	6.87%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Large Blend	-1.04%	-1.97%	9.15%	5.94%
Fund Expense Ratio4: 0.09%

Statistics
Number of Holdings	507
Weighted Average Market Cap (millions)	$133,561
Price/Earnings Ratio (P/E)	23.9
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	1%
Sector Weightings % of Investments
Information Technology	19.6%
Financials	16.0%
Health Care	14.6%
Consumer Discretionary	12.9%
Consumer Staples	10.2%
Industrials	10.1%
Energy	7.3%
Utilities	3.3%
Materials	2.9%
Telecommunication Services	2.7%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
Apple, Inc.	2.9%
Microsoft Corp.	2.2%
Exxon Mobil Corp.	2.0%
Johnson & Johnson	1.7%
General Electric Co.	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Facebook, Inc., Class A	1.5%
Amazon.com, Inc.	1.4%
AT&T, Inc.	1.3%
JPMorgan Chase & Co.	1.3%
Total	17.4%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor's®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor's Financial Services LLC (S&P), and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
8Schwab Equity Index Funds

Schwab 1000 Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	-0.15%	-0.04%	10.38%	6.72%
Schwab 1000 Index®	0.03%	0.29%	10.66%	7.03%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Large Blend	-1.04%	-1.97%	9.15%	5.94%
Fund Expense Ratios4: Net 0.29%; Gross 0.33%

Statistics
Number of Holdings	988 [5]
Weighted Average Market Cap (millions)	$119,498
Price/Earnings Ratio (P/E)	24.3
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	3%
Sector Weightings % of Investments
Information Technology	19.2%
Financials	17.0%
Health Care	14.2%
Consumer Discretionary	13.3%
Industrials	10.4%
Consumer Staples	9.4%
Energy	6.7%
Utilities	3.5%
Materials	3.1%
Telecommunication Services	2.5%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[6]
Apple, Inc.	2.5%
Microsoft Corp.	2.0%
Exxon Mobil Corp.	1.8%
Johnson & Johnson	1.5%
General Electric Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.3%
Facebook, Inc., Class A	1.3%
Amazon.com, Inc.	1.2%
AT&T, Inc.	1.2%
JPMorgan Chase & Co.	1.1%
Total	15.3%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	As a result of the Schwab 1000 Index's once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[6]	This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds9

Schwab Small-Cap Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	-1.86%	-5.87%	7.30%	6.36%
Russell 2000® Index	-1.90%	-5.94%	6.98%	5.42%
Small-Cap Spliced Index	-1.90%	-5.94%	7.24%	6.42%
Fund Category: Morningstar Small Blend	-1.06%	-5.31%	6.51%	5.22%
Fund Expense Ratios4: Net 0.17%; Gross 0.20%

Statistics
Number of Holdings	1,961
Weighted Average Market Cap (millions)	$1,897
Price/Earnings Ratio (P/E)	118.7
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	5%
Sector Weightings % of Investments
Financials	25.2%
Information Technology	16.6%
Health Care	13.5%
Consumer Discretionary	13.0%
Industrials	12.4%
Materials	4.0%
Utilities	3.8%
Consumer Staples	3.4%
Energy	2.8%
Telecommunication Services	0.9%
Other	4.4%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
STERIS plc	0.4%
CubeSmart	0.3%
West Pharmaceutical Services, Inc.	0.3%
TreeHouse Foods, Inc.	0.3%
Tyler Technologies, Inc.	0.3%
Piedmont Natural Gas Co., Inc.	0.3%
Vail Resorts, Inc.	0.3%
MarketAxess Holdings, Inc.	0.3%
Manhattan Associates, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Total	3.1%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
10Schwab Equity Index Funds

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	0.02%	-0.27%	10.46%	7.00%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.45%	6.95%
Fund Category: Morningstar Large Blend	-1.04%	-1.97%	9.15%	5.94%
Fund Expense Ratios4: Net 0.09%; Gross 0.11%

Statistics
Number of Holdings	2,460
Weighted Average Market Cap (millions)	$110,610
Price/Earnings Ratio (P/E)	27.1
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	0%
Sector Weightings % of Investments
Information Technology	18.8%
Financials	17.5%
Health Care	13.8%
Consumer Discretionary	13.3%
Industrials	10.7%
Consumer Staples	8.8%
Energy	6.6%
Utilities	3.3%
Materials	3.3%
Telecommunication Services	2.4%
Other	1.5%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
Apple, Inc.	2.4%
Microsoft Corp.	1.8%
Exxon Mobil Corp.	1.6%
Johnson & Johnson	1.4%
General Electric Co.	1.3%
Berkshire Hathaway, Inc., Class B	1.2%
Facebook, Inc., Class A	1.2%
Amazon.com, Inc.	1.1%
AT&T, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Total	14.2%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and has been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds11

Schwab International Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-3.36%	-9.85%	1.38%	1.67%
MSCI EAFE® Index (Net)[4]	-3.07%	-9.32%	1.69%	1.61%
International Spliced Index	-3.07%	-9.32%	1.73%	1.90%
Fund Category: Morningstar Foreign Large Blend	-3.11%	-9.96%	0.83%	1.27%
Fund Expense Ratios5: Net 0.19%; Gross 0.23%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
12Schwab Equity Index Funds

Schwab International Index Fund
Performance and Fund Facts as of 04/30/16 continued
Statistics
Number of Holdings	935
Weighted Average Market Cap (millions)	$54,474
Price/Earnings Ratio (P/E)	21.4
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	1%
Sector Weightings % of Investments
Financials	23.5%
Industrials	13.0%
Consumer Discretionary	12.4%
Consumer Staples	12.2%
Health Care	11.4%
Materials	7.0%
Information Technology	5.0%
Telecommunication Services	5.0%
Energy	4.9%
Utilities	3.8%
Other	1.8%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Nestle S.A. – Reg'd	1.9%
Roche Holding AG	1.5%
Novartis AG – Reg'd	1.4%
Toyota Motor Corp.	1.1%
HSBC Holdings plc	1.1%
British American Tobacco plc	0.9%
Total S.A.	0.9%
Novo Nordisk A/S, Class B	0.9%
Royal Dutch Shell plc, B Shares	0.9%
GlaxoSmithKline plc	0.9%
Total	11.5%
Country Weightings % of Investments
Japan	21.9%
United Kingdom	19.2%
France	9.8%
Switzerland	9.0%
Germany	8.9%
Australia	7.0%
Hong Kong	3.2%
Spain	3.2%
Netherlands	3.0%
Sweden	2.9%
Other Countries	11.9%
Total	100.0%
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds13

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2015 and held through April 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 11/1/15	Ending Account Value (Net of Expenses) at 4/30/16	Expenses Paid During Period[2] 11/1/15–4/30/16
Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000.00	$ 1,003.70	$ 0.45
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.45	$ 0.45
Schwab 1000 Index Fund
Actual Return	0.29%	$1,000.00	$ 998.50	$ 1.44
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.46	$1.46
Schwab Small-Cap Index Fund
Actual Return	0.17%	$1,000.00	$ 981.40	$ 0.84
Hypothetical 5% Return	0.17%	$1,000.00	$ 1,024.05	$0.86
Schwab Total Stock Market Index Fund
Actual Return	0.09%	$1,000.00	$ 1,000.20	$ 0.45
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.45	$ 0.45
Schwab International Index Fund
Actual Return	0.19%	$1,000.00	$ 966.40	$ 0.93
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.96	$0.96
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
14Schwab Equity Index Funds

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$33.00	$31.99	$27.78	$22.35	$19.82	$18.70
Income (loss) from investment operations:
Net investment income (loss)	0.35 [1]	0.67 [1]	0.56	0.52	0.44	0.39
Net realized and unrealized gains (losses)	(0.26)	0.92	4.13	5.40	2.49	1.09
Total from investment operations	0.09	1.59	4.69	5.92	2.93	1.48
Less distributions:
Distributions from net investment income	(0.68)	(0.58)	(0.48)	(0.49)	(0.40)	(0.36)
Distributions from net realized gains	(0.32)	—	—	—	—	—
Total distributions	(1.00)	(0.58)	(0.48)	(0.49)	(0.40)	(0.36)
Net asset value at end of period	$32.09	$33.00	$31.99	$27.78	$22.35	$19.82
Total return	0.37% [2]	5.10%	17.16%	27.06%	15.09%	7.97%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [3]	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.09% [3]	0.09%	0.09%	0.09%	0.10%	0.10%
Net investment income (loss)	2.23% [3]	2.07%	1.89%	2.10%	2.09%	1.96%
Portfolio turnover rate	1% [2]	2%	2%	1%	2%	3%
Net assets, end of period (x 1,000,000)	$21,851	$21,587	$20,473	$17,121	$12,687	$10,909

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
See financial notes    15

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	12,817,510,420	21,727,499,807
0.1%	Other Investment Company	19,862,813	19,862,813
0.3%	Short-Term Investment	67,873,253	67,873,253
99.8%	Total Investments	12,905,246,486	21,815,235,873
0.2%	Other Assets and Liabilities, Net		35,560,587
100.0%	Net Assets		21,850,796,460

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 0.9%
Other Securities		0.9	203,941,972
Banks 5.6%
Bank of America Corp.	12,425,011	0.8	180,908,160
Citigroup, Inc.	3,554,447	0.8	164,499,807
JPMorgan Chase & Co.	4,426,531	1.3	279,756,759
Wells Fargo & Co.	5,568,709	1.3	278,324,076
Other Securities		1.4	308,779,258
		5.6	1,212,268,060
Capital Goods 7.3%
3M Co.	726,219	0.6	121,554,536
General Electric Co.	11,248,857	1.6	345,902,353
Honeywell International, Inc.	927,029	0.5	105,931,604
The Boeing Co.	753,454	0.5	101,565,599
United Technologies Corp.	937,858	0.4	97,884,239
Other Securities		3.7	819,325,877
		7.3	1,592,164,208
Commercial & Professional Supplies 0.7%
Other Securities		0.7	159,686,796
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 1.5%
Other Securities		1.5	323,521,436
Consumer Services 1.8%
McDonald's Corp.	1,085,238	0.6	137,271,755
Starbucks Corp.	1,774,624	0.5	99,787,107
Other Securities		0.7	162,328,588
		1.8	399,387,450
Diversified Financials 4.9%
Berkshire Hathaway, Inc., Class B *	2,257,130	1.5	328,367,272
The Charles Schwab Corp. (a)	1,443,381	0.2	41,006,454
Other Securities		3.2	696,161,557
		4.9	1,065,535,283
Energy 7.3%
Chevron Corp.	2,272,934	1.1	232,248,396
Exxon Mobil Corp.	5,005,641	2.0	442,498,664
Schlumberger Ltd.	1,675,628	0.6	134,619,954
Other Securities		3.6	776,574,509
		7.3	1,585,941,523
Food & Staples Retailing 2.3%
CVS Health Corp.	1,320,351	0.6	132,695,275
Wal-Mart Stores, Inc.	1,886,902	0.6	126,177,137
Other Securities		1.1	243,157,342
		2.3	502,029,754
Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	2,352,091	0.7	147,499,627
PepsiCo, Inc.	1,738,263	0.8	178,971,558
Philip Morris International, Inc.	1,862,946	0.8	182,792,261
The Coca-Cola Co.	4,689,756	1.0	210,101,069
Other Securities		2.5	548,795,560
		5.8	1,268,160,075
Health Care Equipment & Services 5.2%
Medtronic plc	1,690,376	0.6	133,793,260
UnitedHealth Group, Inc.	1,145,810	0.7	150,880,261
Other Securities		3.9	842,311,157
		5.2	1,126,984,678
Household & Personal Products 2.0%
The Procter & Gamble Co.	3,193,390	1.2	255,854,407
Other Securities		0.8	189,464,585
		2.0	445,318,992
Insurance 2.6%
Other Securities		2.6	571,424,984
Materials 2.9%
Other Securities		2.9	642,028,992

16    See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Media 3.2%
Comcast Corp., Class A	2,935,764	0.8	178,377,021
The Walt Disney Co.	1,802,583	0.9	186,134,721
Other Securities		1.5	323,134,842
		3.2	687,646,584
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	1,935,886	0.5	118,089,046
Allergan plc *	475,068	0.5	102,880,726
Amgen, Inc.	907,759	0.7	143,698,250
Bristol-Myers Squibb Co.	2,007,664	0.7	144,913,188
Celgene Corp. *	942,726	0.4	97,487,296
Gilead Sciences, Inc.	1,642,750	0.7	144,906,977
Johnson & Johnson	3,321,025	1.7	372,220,482
Merck & Co., Inc.	3,333,114	0.8	182,787,972
Pfizer, Inc.	7,275,033	1.1	237,966,329
Other Securities		2.3	502,942,031
		9.4	2,047,892,297
Real Estate 2.9%
Other Securities		2.9	640,841,801
Retailing 5.5%
Amazon.com, Inc. *	464,980	1.4	306,696,158
The Home Depot, Inc.	1,527,150	0.9	204,470,113
Other Securities		3.2	696,939,519
		5.5	1,208,105,790
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	5,695,905	0.8	172,472,003
Other Securities		1.8	402,864,082
		2.6	575,336,085
Software & Services 12.0%
Alphabet, Inc., Class A *	353,212	1.2	250,031,711
Alphabet, Inc., Class C *	358,675	1.1	248,565,362
Facebook, Inc., Class A *	2,763,700	1.5	324,955,846
International Business Machines Corp.	1,065,090	0.7	155,439,235
MasterCard, Inc., Class A	1,180,990	0.5	114,544,220
Microsoft Corp.	9,522,231	2.2	474,873,660
Oracle Corp.	3,803,386	0.7	151,602,966
Visa, Inc., Class A	2,306,800	0.8	178,177,232
Other Securities		3.3	720,124,904
		12.0	2,618,315,136
Technology Hardware & Equipment 4.9%
Apple, Inc.	6,678,015	2.9	625,997,126
Cisco Systems, Inc.	6,065,728	0.7	166,746,863
Other Securities		1.3	287,538,467
		4.9	1,080,282,456
Telecommunication Services 2.7%
AT&T, Inc.	7,407,702	1.3	287,566,992
Verizon Communications, Inc.	4,909,278	1.2	250,078,621
Other Securities		0.2	46,097,595
		2.7	583,743,208
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Other Securities		2.1	458,876,546
Utilities 3.3%
Other Securities		3.3	728,065,701
Total Common Stock
(Cost $12,817,510,420)			21,727,499,807

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Other Securities		0.1	19,862,813
Total Other Investment Company
(Cost $19,862,813)			19,862,813
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.3% of net assets
Time Deposit 0.3%
Other Securities		0.3	67,873,253
Total Short-Term Investment
(Cost $67,873,253)			67,873,253

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $12,945,669,634 and the unrealized appreciation and depreciation were $9,560,260,855 and ($690,694,616), respectively, with a net unrealized appreciation of $8,869,566,239.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,632,857.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	1,050	108,102,750	1,903,877

See financial notes    17

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$21,727,499,807	$—	$—	$21,727,499,807
Other Investment Company[1]	19,862,813	—	—	19,862,813
Short-Term Investment[1]	—	67,873,253	—	67,873,253
Total	$21,747,362,620	$67,873,253	$—	$21,815,235,873
Other Financial Instruments
Futures Contracts[2]	$1,903,877	$—	$—	$1,903,877
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
18    See financial notes

Schwab S&P 500 Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investment in affiliated issuer, at value (cost $21,419,246)		$41,006,454
Investments in unaffiliated issuers, at value (cost $12,863,964,427) including securities on loan of $19,632,857		21,754,366,606
Collateral invested for securities on loan, at value (cost $19,862,813)	+	19,862,813
Total investments, at value (cost $12,905,246,486)		21,815,235,873
Deposit with broker for futures contracts		15,912,500
Receivables:
Fund shares sold		33,198,099
Dividends		22,756,778
Income from securities on loan		26,151
Interest		566
Prepaid expenses	+	120,885
Total assets		21,887,250,852
Liabilities
Collateral held for securities on loan		19,862,813
Payables:
Investment adviser and administrator fees		217,051
Shareholder service fees		78,349
Fund shares redeemed		15,143,157
Variation margin on futures contracts		698,250
Accrued expenses	+	454,772
Total liabilities		36,454,392
Net Assets
Total assets		21,887,250,852
Total liabilities	–	36,454,392
Net assets		$21,850,796,460
Net Assets by Source
Capital received from investors		12,740,355,880
Net investment income not yet distributed		144,691,981
Net realized capital gains		53,855,335
Net unrealized capital appreciation		8,911,893,264

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$21,850,796,460		680,831,048		$32.09

See financial notes    19

Schwab S&P 500 Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$170,752
Dividends received from unaffiliated issuers		242,273,589
Interest		81,713
Securities on loan	+	460,785
Total investment income		242,986,839
Expenses
Investment adviser and administrator fees		6,294,330
Shareholder service fees		1,982,660
Shareholder reports		253,997
Transfer agent fees		220,772
Portfolio accounting fees		204,666
Custodian fees		181,278
Proxy fees		180,211
Registration fees		82,700
Independent trustees' fees		62,476
Professional fees		57,180
Index fees		38,151
Other expenses	+	155,373
Total expenses		9,713,794
Expense reduction by CSIM and its affiliates	–	220,772
Net expenses	–	9,493,022
Net investment income		233,493,817
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		91,532,526
Net realized gains on futures contracts	+	604,735
Net realized gains		92,137,261
Net change in unrealized appreciation (depreciation) on affiliated issuer		(2,818,948)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(227,540,374)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(3,561,223)
Net change in unrealized appreciation (depreciation)	+	(233,920,545)
Net realized and unrealized losses		(141,783,284)
Increase in net assets resulting from operations		$91,710,533
20    See financial notes

Schwab S&P 500 Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$233,493,817	$440,842,159
Net realized gains		92,137,261	408,470,702
Net change in unrealized appreciation (depreciation)	+	(233,920,545)	203,793,813
Increase in net assets from operations		91,710,533	1,053,106,674
Distributions to Shareholders
Distributions from net investment income		(445,863,757)	(369,772,138)
Distributions from net realized gains	+	(213,585,458)	—
Total distributions		($659,449,215)	($369,772,138)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		78,418,762	$2,449,363,896	141,493,107	$4,563,459,195
Shares reinvested		18,184,196	567,165,064	10,513,082	323,697,799
Shares redeemed	+	(69,959,596)	(2,184,498,957)	(137,893,672)	(4,457,275,751)
Net transactions in fund shares		26,643,362	$832,030,003	14,112,517	$429,881,243
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		654,187,686	$21,586,505,139	640,075,169	$20,473,289,360
Total increase	+	26,643,362	264,291,321	14,112,517	1,113,215,779
End of period		680,831,048	$21,850,796,460	654,187,686	$21,586,505,139
Net investment income not yet distributed			$144,691,981		$357,061,921
See financial notes    21

Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$53.67	$53.63	$48.31	$40.23	$37.44	$35.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.49	0.94	0.83	0.81	0.71	0.62
Net realized and unrealized gains (losses)	(0.65)	1.40	6.74	9.74	4.32	2.07
Total from investment operations	(0.16)	2.34	7.57	10.55	5.03	2.69
Less distributions:
Distributions from net investment income	(0.96)	(0.86)	(0.75)	(0.81)	(0.72)	(0.57)
Distributions from net realized gains	(2.18)	(1.44)	(1.50)	(1.66)	(1.52)	(0.47)
Total distributions	(3.14)	(2.30)	(2.25)	(2.47)	(2.24)	(1.04)
Net asset value at end of period	$50.37	$53.67	$53.63	$48.31	$40.23	$37.44
Total return	(0.15%) [2]	4.66%	16.36%	27.85%	14.38%	7.60%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29% [3]	0.29%	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.33% [3]	0.33%	0.33%	0.34%	0.34%	0.34%
Net investment income (loss)	1.98% [3]	1.77%	1.64%	1.87%	1.85%	1.64%
Portfolio turnover rate	3% [2]	4%	4%	4%	4%	5%
Net assets, end of period (x 1,000,000)	$6,380	$6,550	$6,586	$5,887	$4,848	$4,552

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
22    See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	2,037,125,229	6,349,465,187
0.8%	Other Investment Companies	47,844,881	47,844,881
100.3%	Total Investments	2,084,970,110	6,397,310,068
(0.3%)	Other Assets and Liabilities, Net		(17,758,707)
100.0%	Net Assets		6,379,551,361

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	69,933,398
Banks 5.5%
Bank of America Corp.	3,223,841	0.8	46,939,125
Citigroup, Inc.	922,256	0.7	42,682,008
JPMorgan Chase & Co.	1,145,078	1.1	72,368,930
Wells Fargo & Co.	1,444,496	1.1	72,195,910
Other Securities		1.8	113,604,951
		5.5	347,790,924
Capital Goods 7.5%
3M Co.	191,454	0.5	32,045,571
General Electric Co.	2,919,902	1.4	89,786,986
Honeywell International, Inc.	239,099	0.4	27,321,843
The Boeing Co.	193,989	0.4	26,149,717
United Technologies Corp.	244,203	0.4	25,487,467
Other Securities		4.4	276,832,993
		7.5	477,624,577
Commercial & Professional Supplies 0.9%
Other Securities		0.9	54,633,819
Consumer Durables & Apparel 1.6%
Other Securities		1.6	100,255,276
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.2%
McDonald's Corp.	284,336	0.6	35,965,661
Starbucks Corp.	463,354	0.4	26,054,395
Other Securities		1.2	75,966,723
		2.2	137,986,779
Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	584,412	1.3	85,020,258
The Charles Schwab Corp. (a)	375,265	0.2	10,661,279
Other Securities		3.2	206,345,565
		4.7	302,027,102
Energy 6.7%
Chevron Corp.	588,537	0.9	60,136,711
Exxon Mobil Corp.	1,301,963	1.8	115,093,529
Schlumberger Ltd.	431,405	0.6	34,659,078
Other Securities		3.4	215,997,523
		6.7	425,886,841
Food & Staples Retailing 2.1%
CVS Health Corp.	342,511	0.5	34,422,356
Wal-Mart Stores, Inc.	491,627	0.5	32,875,097
Other Securities		1.1	68,237,526
		2.1	135,534,979
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	611,705	0.6	38,360,021
PepsiCo, Inc.	452,385	0.7	46,577,560
Philip Morris International, Inc.	484,865	0.7	47,574,954
The Coca-Cola Co.	1,216,648	0.9	54,505,830
Other Securities		2.5	159,920,423
		5.4	346,938,788
Health Care Equipment & Services 5.2%
Medtronic plc	438,922	0.6	34,740,676
UnitedHealth Group, Inc.	297,792	0.6	39,213,251
Other Securities		4.0	256,550,304
		5.2	330,504,231
Household & Personal Products 1.9%
The Procter & Gamble Co.	841,119	1.1	67,390,454
Other Securities		0.8	52,871,054
		1.9	120,261,508
Insurance 3.0%
Other Securities		3.0	190,482,554
Materials 3.1%
Other Securities		3.1	198,936,537
Media 3.3%
Comcast Corp., Class A	760,023	0.7	46,178,998
The Walt Disney Co.	470,260	0.8	48,559,048
Other Securities		1.8	115,565,655
		3.3	210,303,701

See financial notes    23

Schwab 1000 Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	505,126	0.5	30,812,686
Allergan plc *	123,377	0.4	26,718,523
Amgen, Inc.	235,202	0.6	37,232,477
Bristol-Myers Squibb Co.	521,839	0.6	37,666,339
Celgene Corp. *	245,440	0.4	25,380,950
Gilead Sciences, Inc.	426,544	0.6	37,625,446
Johnson & Johnson	861,087	1.5	96,510,631
Merck & Co., Inc.	863,818	0.7	47,371,779
Pfizer, Inc.	1,909,351	1.0	62,454,871
Other Securities		2.7	173,976,361
		9.0	575,750,063
Real Estate 3.9%
Other Securities		3.9	247,794,565
Retailing 5.2%
Amazon.com, Inc. *	120,441	1.2	79,441,679
The Home Depot, Inc.	396,635	0.8	53,105,460
Other Securities		3.2	201,775,608
		5.2	334,322,747
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	1,472,780	0.7	44,595,778
Other Securities		1.8	117,079,599
		2.5	161,675,377
Software & Services 11.8%
Alphabet, Inc., Class A *	91,788	1.0	64,974,889
Alphabet, Inc., Class C *	93,332	1.0	64,680,009
Facebook, Inc., Class A *	716,300	1.3	84,222,554
International Business Machines Corp.	275,740	0.6	40,241,496
MasterCard, Inc., Class A	305,410	0.5	29,621,716
Microsoft Corp.	2,470,038	2.0	123,180,795
Oracle Corp.	988,410	0.6	39,398,023
Visa, Inc., Class A	601,900	0.7	46,490,756
Other Securities		4.1	263,267,327
		11.8	756,077,565
Technology Hardware & Equipment 4.8%
Apple, Inc.	1,730,874	2.5	162,252,129
Cisco Systems, Inc.	1,571,015	0.7	43,187,202
Other Securities		1.6	103,785,402
		4.8	309,224,733
Telecommunication Services 2.5%
AT&T, Inc.	1,921,041	1.2	74,574,812
Verizon Communications, Inc.	1,272,057	1.0	64,798,584
Other Securities		0.3	20,351,282
		2.5	159,724,678
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Other Securities		2.1	133,442,822
Utilities 3.5%
Other Securities		3.5	222,351,623
Total Common Stock
(Cost $2,037,125,229)			6,349,465,187

Other Investment Companies 0.8% of net assets
Money Market Fund 0.4%
Other Securities		0.4	23,740,682
Securities Lending Collateral 0.4%
Other Securities		0.4	24,104,199
Total Other Investment Companies
(Cost $47,844,881)			47,844,881

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,062,881,288 and the unrealized appreciation and depreciation were $4,388,381,454 and ($53,952,674), respectively, with a net unrealized appreciation of $4,334,428,780.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $23,395,197.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	280	28,827,400	1,115,377

24    See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,349,465,187	$—	$—	$6,349,465,187
Other Investment Companies[1]	47,844,881	—	—	47,844,881
Total	$6,397,310,068	$—	$—	$6,397,310,068
Other Financial Instruments
Futures Contracts[2]	$1,115,377	$—	$—	$1,115,377
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    25

Schwab 1000 Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investment in affiliated issuer, at value (cost $2,209,352)		$10,661,279
Investments in unaffiliated issuers, at value (cost $2,058,656,559) including securities on loan of $23,395,197		6,362,544,590
Collateral invested for securities on loan, at value (cost $24,104,199)	+	24,104,199
Total investments, at value (cost $2,084,970,110)		6,397,310,068
Deposit with broker for futures contracts		1,440,000
Receivables:
Dividends		6,207,744
Fund shares sold		2,247,869
Income from securities on loan		55,283
Prepaid expenses	+	40,345
Total assets		6,407,301,309
Liabilities
Collateral held for securities on loan		24,104,199
Payables:
Investment adviser and administrator fees		191,686
Shareholder service fees		106,735
Fund shares redeemed		2,930,594
Variation margin on futures contracts		214,077
Accrued expenses	+	202,657
Total liabilities		27,749,948
Net Assets
Total assets		6,407,301,309
Total liabilities	–	27,749,948
Net assets		$6,379,551,361
Net Assets by Source
Capital received from investors		1,941,802,814
Net investment income not yet distributed		37,827,920
Net realized capital gains		86,465,292
Net unrealized capital appreciation		4,313,455,335

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,379,551,361		126,641,543		$50.37

26    See financial notes

Schwab 1000 Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$45,032
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $2,853)		70,362,264
Securities on loan	+	412,984
Total investment income		70,820,280
Expenses
Investment adviser and administrator fees		6,922,472
Shareholder service fees		3,000,611
Shareholder reports		108,023
Portfolio accounting fees		79,332
Proxy fees		70,781
Custodian fees		52,620
Transfer agent fees		41,848
Professional fees		35,088
Independent trustees' fees		32,133
Registration fees		18,839
Interest expense		620
Other expenses	+	41,854
Total expenses		10,404,221
Expense reduction by CSIM and its affiliates	–	1,304,690
Net expenses	–	9,099,531
Net investment income		61,720,749
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		59,719,364
Net realized gains on futures contracts	+	3,696,218
Net realized gains		63,415,582
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(791,809)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(135,555,974)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(320,825)
Net change in unrealized appreciation (depreciation)	+	(136,668,608)
Net realized and unrealized losses		(73,253,026)
Decrease in net assets resulting from operations		($11,532,277)
See financial notes    27

Schwab 1000 Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$61,720,749	$117,273,762
Net realized gains		63,415,582	263,878,115
Net change in unrealized appreciation (depreciation)	+	(136,668,608)	(78,689,547)
Increase (decrease) in net assets from operations		(11,532,277)	302,462,330
Distributions to Shareholders
Distributions from net investment income		(116,634,011)	(105,608,703)
Distributions from net realized gains	+	(264,435,992)	(176,669,683)
Total distributions		($381,070,003)	($282,278,386)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,575,839	$224,272,344	8,572,420	$453,508,106
Shares reinvested		6,609,034	324,569,655	4,867,270	244,385,619
Shares redeemed	+	(6,586,737)	(326,611,614)	(14,211,205)	(754,521,955)
Net transactions in fund shares		4,598,136	$222,230,385	(771,515)	($56,628,230)
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,043,407	$6,549,923,256	122,814,922	$6,586,367,542
Total increase or decrease	+	4,598,136	(170,371,895)	(771,515)	(36,444,286)
End of period		126,641,543	$6,379,551,361	122,043,407	$6,549,923,256
Net investment income not yet distributed			$37,827,920		$92,741,182
28    See financial notes

Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$26.29	$28.13	$27.62	$21.26	$20.55	$19.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.38	0.35	0.42	0.33	0.25
Net realized and unrealized gains (losses)	(0.72)	(0.34)	1.76	6.94	1.89	1.37
Total from investment operations	(0.50)	0.04	2.11	7.36	2.22	1.62
Less distributions:
Distributions from net investment income	(0.36)	(0.34)	(0.31)	(0.50)	(0.35)	(0.20)
Distributions from net realized gains	(1.31)	(1.54)	(1.29)	(0.50)	(1.16)	(0.05)
Total distributions	(1.67)	(1.88)	(1.60)	(1.00)	(1.51)	(0.25)
Net asset value at end of period	$24.12	$26.29	$28.13	$27.62	$21.26	$20.55
Total return	(1.86%) [2]	0.36%	8.08%	36.23%	11.87%	8.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17% [3]	0.17%	0.17%	0.17%	0.17%	0.19%
Gross operating expenses	0.21% [3]	0.20%	0.21%	0.20%	0.21%	0.19%
Net investment income (loss)	1.83% [3]	1.37%	1.27%	1.76%	1.63%	1.18%
Portfolio turnover rate	5% [2]	17%	12%	11%	41% [4]	26%
Net assets, end of period (x 1,000,000)	$2,516	$2,607	$2,567	$2,351	$1,675	$1,502

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.
See financial notes    29

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,981,827,802	2,510,738,263
0.0%	Rights	462,876	411,139
0.0%	Warrants	1,724	1,815
4.4%	Other Investment Company	109,377,623	109,377,623
0.2%	Short-Term Investment	5,599,652	5,599,652
104.4%	Total Investments	2,097,269,677	2,626,128,492
(4.4%)	Other Assets and Liabilities, Net		(110,097,791)
100.0%	Net Assets		2,516,030,701

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	28,339,719
Banks 11.5%
FirstMerit Corp.	258,432	0.2	5,726,853
Investors Bancorp, Inc.	500,352	0.3	5,779,066
Prosperity Bancshares, Inc.	105,795	0.2	5,582,802
Umpqua Holdings Corp.	337,388	0.2	5,340,852
Webster Financial Corp.	138,927	0.2	5,090,285
Other Securities		10.4	261,257,800
		11.5	288,777,658
Capital Goods 7.8%
Curtiss-Wright Corp.	69,840	0.2	5,348,347
Teledyne Technologies, Inc. *	54,026	0.2	5,021,717
Woodward, Inc.	95,358	0.2	5,169,357
Other Securities		7.2	181,465,141
		7.8	197,004,562
Commercial & Professional Supplies 3.6%
Other Securities		3.6	90,291,573
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 2.5%
Other Securities		2.5	63,015,361
Consumer Services 4.4%
Vail Resorts, Inc.	55,571	0.3	7,204,224
Other Securities		4.1	102,441,649
		4.4	109,645,873
Diversified Financials 2.1%
MarketAxess Holdings, Inc.	57,122	0.3	7,012,297
Other Securities		1.8	46,503,065
		2.1	53,515,362
Energy 2.9%
Other Securities		2.9	73,889,406
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	60,006	0.3	6,720,672
Other Securities		0.5	13,898,704
		0.8	20,619,376
Food, Beverage & Tobacco 2.3%
Post Holdings, Inc. *	91,699	0.3	6,587,656
TreeHouse Foods, Inc. *	84,952	0.3	7,509,757
Other Securities		1.7	43,928,429
		2.3	58,025,842
Health Care Equipment & Services 7.1%
ABIOMED, Inc. *	63,900	0.2	6,207,246
Amsurg Corp. *	82,753	0.3	6,701,338
HealthSouth Corp.	140,200	0.2	5,812,692
STERIS plc	127,127	0.4	8,984,065
WellCare Health Plans, Inc. *	66,506	0.2	5,984,875
West Pharmaceutical Services, Inc.	109,832	0.3	7,820,038
Other Securities		5.5	137,672,081
		7.1	179,182,335
Household & Personal Products 0.4%
Other Securities		0.4	10,299,230
Insurance 2.4%
CNO Financial Group, Inc.	289,168	0.2	5,312,016
First American Financial Corp.	160,800	0.3	5,792,016
Other Securities		1.9	48,302,314
		2.4	59,406,346
Materials 4.2%
Berry Plastics Group, Inc. *	180,657	0.3	6,507,265
Olin Corp.	254,848	0.2	5,553,138
Other Securities		3.7	93,806,747
		4.2	105,867,150
Media 1.6%
Other Securities		1.6	40,157,026

30    See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Neurocrine Biosciences, Inc. *	132,003	0.3	6,016,697
PAREXEL International Corp. *	84,980	0.2	5,192,278
Other Securities		6.5	163,653,477
		7.0	174,862,452
Real Estate 10.3%
CubeSmart	268,043	0.3	7,936,753
DCT Industrial Trust, Inc.	136,926	0.2	5,527,703
EPR Properties	87,200	0.2	5,744,736
Gramercy Property Trust	640,968	0.2	5,428,999
Highwoods Properties, Inc.	142,207	0.3	6,645,333
Sovran Self Storage, Inc.	58,617	0.3	6,226,298
Sun Communities, Inc.	85,536	0.2	5,805,328
Other Securities		8.6	216,526,321
		10.3	259,841,471
Retailing 3.9%
Burlington Stores, Inc. *	107,191	0.2	6,106,671
Pool Corp.	66,228	0.2	5,788,989
Other Securities		3.5	87,150,392
		3.9	99,046,052
Semiconductors & Semiconductor Equipment 3.1%
Microsemi Corp. *	168,044	0.2	5,678,207
Other Securities		2.9	72,885,426
		3.1	78,563,633
Software & Services 9.3%
EPAM Systems, Inc. *	73,883	0.2	5,388,287
Euronet Worldwide, Inc. *	77,882	0.3	6,004,702
Fair Isaac Corp.	47,541	0.2	5,073,100
Guidewire Software, Inc. *	105,027	0.2	5,983,388
Manhattan Associates, Inc. *	112,188	0.3	6,791,862
MAXIMUS, Inc.	101,917	0.2	5,391,409
Tyler Technologies, Inc. *	50,452	0.3	7,386,677
Other Securities		7.6	190,958,074
		9.3	232,977,499
Technology Hardware & Equipment 5.0%
FEI Co.	61,814	0.2	5,502,682
ViaSat, Inc. *	66,019	0.2	5,063,657
Other Securities		4.6	114,731,507
		5.0	125,297,846
Telecommunication Services 0.9%
Other Securities		0.9	22,452,041
Transportation 1.6%
Other Securities		1.6	38,799,719
Utilities 4.0%
IDACORP, Inc.	74,243	0.2	5,399,694
Piedmont Natural Gas Co., Inc.	122,206	0.3	7,307,919
Portland General Electric Co.	136,908	0.2	5,437,986
Security	Number of Shares	% of Net Assets	Value ($)
WGL Holdings, Inc.	76,233	0.2	5,175,458
Other Securities		3.1	77,539,674
		4.0	100,860,731
Total Common Stock
(Cost $1,981,827,802)			2,510,738,263

Rights 0.0% of net assets
Banks 0.0%
Other Securities		0.0	1,625
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	249,431
Telecommunication Services 0.0%
Other Securities		0.0	160,083
Total Rights
(Cost $462,876)			411,139

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	1,815
Total Warrants
(Cost $1,724)			1,815

Other Investment Company 4.4% of net assets
Securities Lending Collateral 4.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	109,377,623	4.4	109,377,623
Total Other Investment Company
(Cost $109,377,623)			109,377,623
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
Sumitomo Mitsui Banking Corp. 0.15%, 05/02/16 (e)	5,599,652	0.2	5,599,652
Total Short-Term Investment
(Cost $5,599,652)			5,599,652

End of Investments.

See financial notes    31

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings (Unaudited) continued

At 04/30/16, tax basis cost of the fund's investments was $2,117,072,471 and the unrealized appreciation and depreciation were $783,580,204 and ($274,524,183), respectively, with a net unrealized appreciation of $509,056,021.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $523,242 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $104,636,123.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	35	3,946,600	(58,825)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,250,896,792	$—	$—	$2,250,896,792
Real Estate	259,727,743	—	113,728	259,841,471
Rights [1]	—	—	411,139	411,139
Warrants [1]	1,815	—	—	1,815
Other Investment Company[1]	109,377,623	—	—	109,377,623
Short-Term Investment[1]	—	5,599,652	—	5,599,652
Total	$2,620,003,973	$5,599,652	$524,867	$2,626,128,492
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($58,825)	$—	$—	($58,825)
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Common Stock	$53,022	($158,396)	($538,465)	$—	($6,543)	$764,110	$—	$113,728
Rights	320,914	2,530	(51,737)	249,432	($110,000)	—	—	411,139
Total	$373,936	($155,866)	($590,202)	$249,432	($116,543)	$764,110	$—	$524,867
32    See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings (Unaudited) continued
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was ($702,118).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended April 30, 2016.
See financial notes    33

Schwab Small-Cap Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $1,987,892,054) including securities on loan of $104,636,123		$2,516,750,869
Collateral invested for securities on loan, at value (cost $109,377,623)	+	109,377,623
Total investments, at value (cost $2,097,269,677)		2,626,128,492
Deposit with broker for futures contracts		540,000
Receivables:
Investments sold		2,680,619
Dividends		1,979,202
Fund shares sold		1,408,423
Income from securities on loan		545,232
Receivable from investment adviser		623
Interest		47
Prepaid expenses	+	42,403
Total assets		2,633,325,041
Liabilities
Collateral held for securities on loan		109,377,623
Payables:
Investments bought		5,640,799
Investment adviser and administrator fees		48,873
Shareholder service fees		9,478
Fund shares redeemed		1,889,936
Variation margin on futures contracts		93,663
Accrued expenses	+	233,968
Total liabilities		117,294,340
Net Assets
Total assets		2,633,325,041
Total liabilities	–	117,294,340
Net assets		$2,516,030,701
Net Assets by Source
Capital received from investors		1,998,660,214
Net investment income not yet distributed		12,401,499
Net realized capital losses		(23,831,002)
Net unrealized capital appreciation		528,799,990

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,516,030,701		104,324,591		$24.12

34    See financial notes

Schwab Small-Cap Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,982)		$21,867,534
Interest		9,804
Securities on loan	+	3,064,741
Total investment income		24,942,079
Expenses
Investment adviser and administrator fees		1,864,325
Shareholder service fees		235,611
Index fees		159,415
Shareholder reports		71,436
Portfolio accounting fees		54,594
Proxy fees		48,030
Registration fees		32,489
Custodian fees		31,202
Transfer agent fees		30,644
Professional fees		23,638
Independent trustees' fees		11,146
Interest expense		101
Other expenses	+	18,764
Total expenses		2,581,395
Expense reduction by CSIM and its affiliates	–	420,363
Net expenses	–	2,161,032
Net investment income		22,781,047
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(10,671,884)
Net realized losses on futures contracts		(3,524,104)
Net realized losses on foreign currency transactions	+	(166)
Net realized losses		(14,196,154)
Net change in unrealized appreciation (depreciation) on investments		(65,309,110)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(104,033)
Net change in unrealized appreciation (depreciation)	+	(65,413,143)
Net realized and unrealized losses		(79,609,297)
Decrease in net assets resulting from operations		($56,828,250)
See financial notes    35

Schwab Small-Cap Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$22,781,047	$36,385,637
Net realized gains (losses)		(14,196,154)	129,409,804
Net change in unrealized appreciation (depreciation)	+	(65,413,143)	(161,888,183)
Increase (decrease) in net assets from operations		(56,828,250)	3,907,258
Distributions to Shareholders
Distributions from net investment income		(36,921,658)	(31,478,925)
Distributions from net realized gains	+	(133,048,449)	(140,885,597)
Total distributions		($169,970,107)	($172,364,522)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,408,564	$322,027,961	22,816,080	$620,636,969
Shares reinvested		6,229,806	148,954,660	6,143,892	156,607,812
Shares redeemed	+	(14,483,551)	(335,408,790)	(21,022,054)	(568,337,329)
Net transactions in fund shares		5,154,819	$135,573,831	7,937,918	$208,907,452
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		99,169,772	$2,607,255,227	91,231,854	$2,566,805,039
Total increase or decrease	+	5,154,819	(91,224,526)	7,937,918	40,450,188
End of period		104,324,591	$2,516,030,701	99,169,772	$2,607,255,227
Net investment income not yet distributed			$12,401,499		$26,542,110
36    See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$37.69	$36.96	$32.53	$25.80	$22.92	$21.57
Income (loss) from investment operations:
Net investment income (loss)	0.38 [1]	0.72 [1]	0.60	0.57	0.47	0.41
Net realized and unrealized gains (losses)	(0.41)	0.83	4.49	6.70	2.83	1.33
Total from investment operations	(0.03)	1.55	5.09	7.27	3.30	1.74
Less distributions:
Distributions from net investment income	(0.70)	(0.61)	(0.51)	(0.54)	(0.42)	(0.39)
Distributions from net realized gains	(0.30)	(0.21)	(0.15)	—	—	—
Total distributions	(1.00)	(0.82)	(0.66)	(0.54)	(0.42)	(0.39)
Net asset value at end of period	$36.66	$37.69	$36.96	$32.53	$25.80	$22.92
Total return	0.02% [2]	4.36%	15.93%	28.76%	14.71%	8.14%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [3]	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.11% [3]	0.11%	0.10%	0.10%	0.10%	0.11%
Net investment income (loss)	2.16% [3]	1.92%	1.79%	2.02%	2.02%	1.79%
Portfolio turnover rate	0% [2],[4]	2%	1%	2%	3%	1%
Net assets, end of period (x 1,000,000)	$4,605	$4,477	$4,049	$3,183	$2,240	$1,747

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Less than 0.005%.
See financial notes    37

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,979,734,381	4,557,356,922
0.0%	Rights	67,393	58,980
0.0%	Warrants	—	—
0.6%	Other Investment Company	30,052,867	30,052,867
0.9%	Short-Term Investment	39,325,202	39,325,202
100.5%	Total Investments	3,049,179,843	4,626,793,971
(0.5%)	Other Assets and Liabilities, Net		(21,550,394)
100.0%	Net Assets		4,605,243,577

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	50,048,088
Banks 5.8%
Bank of America Corp.	2,144,301	0.7	31,221,023
Citigroup, Inc.	614,589	0.6	28,443,179
JPMorgan Chase & Co.	759,563	1.1	48,004,382
Wells Fargo & Co.	959,513	1.0	47,956,460
Other Securities		2.4	110,969,168
		5.8	266,594,212
Capital Goods 7.6%
3M Co.	126,757	0.4	21,216,587
General Electric Co.	1,945,400	1.3	59,821,050
Honeywell International, Inc.	158,780	0.4	18,143,791
The Boeing Co.	129,036	0.4	17,394,053
Other Securities		5.1	233,080,806
		7.6	349,656,287
Commercial & Professional Supplies 1.1%
Other Securities		1.1	49,066,823
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 1.6%
Other Securities		1.6	75,587,834
Consumer Services 2.3%
McDonald's Corp.	189,440	0.5	23,962,266
Starbucks Corp.	304,794	0.4	17,138,567
Other Securities		1.4	63,090,908
		2.3	104,191,741
Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	388,202	1.2	56,475,627
The Charles Schwab Corp. (a)	250,126	0.2	7,106,080
Other Securities		3.2	146,248,259
		4.6	209,829,966
Energy 6.6%
Chevron Corp.	389,323	0.9	39,781,024
Exxon Mobil Corp.	860,199	1.6	76,041,592
Schlumberger Ltd.	289,103	0.5	23,226,535
Other Securities		3.6	165,108,029
		6.6	304,157,180
Food & Staples Retailing 2.0%
CVS Health Corp.	227,637	0.5	22,877,519
Wal-Mart Stores, Inc.	321,789	0.5	21,518,030
Other Securities		1.0	47,154,363
		2.0	91,549,912
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	404,823	0.5	25,386,450
PepsiCo, Inc.	300,358	0.7	30,924,860
Philip Morris International, Inc.	318,909	0.7	31,291,351
The Coca-Cola Co.	806,414	0.8	36,127,347
Other Securities		2.4	111,201,917
		5.1	234,931,925
Health Care Equipment & Services 5.2%
Medtronic plc	292,388	0.5	23,142,510
UnitedHealth Group, Inc.	195,281	0.6	25,714,602
Other Securities		4.1	189,364,781
		5.2	238,221,893
Household & Personal Products 1.8%
The Procter & Gamble Co.	552,824	1.0	44,292,259
Other Securities		0.8	38,544,344
		1.8	82,836,603
Insurance 2.9%
Other Securities		2.9	133,951,232
Materials 3.3%
Other Securities		3.3	152,430,665

38    See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Media 3.2%
Comcast Corp., Class A	501,460	0.7	30,468,710
The Walt Disney Co.	311,839	0.7	32,200,495
Other Securities		1.8	85,159,107
		3.2	147,828,312
Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	335,396	0.5	20,459,156
Allergan plc *	80,987	0.4	17,538,545
Amgen, Inc.	154,689	0.5	24,487,269
Bristol-Myers Squibb Co.	344,053	0.5	24,833,746
Gilead Sciences, Inc.	282,192	0.5	24,892,156
Johnson & Johnson	572,309	1.4	64,144,393
Merck & Co., Inc.	579,516	0.7	31,780,657
Pfizer, Inc.	1,275,025	0.9	41,706,068
Other Securities		3.3	152,816,270
		8.7	402,658,260
Real Estate 4.3%
Other Securities		4.3	199,574,538
Retailing 5.1%
Amazon.com, Inc. *	80,325	1.1	52,981,567
The Home Depot, Inc.	263,363	0.8	35,261,672
Other Securities		3.2	147,932,518
		5.1	236,175,757
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	975,297	0.6	29,531,993
Other Securities		1.9	86,635,628
		2.5	116,167,621
Software & Services 11.5%
Alphabet, Inc., Class A *	60,876	0.9	43,092,903
Alphabet, Inc., Class C *	61,527	0.9	42,638,826
Facebook, Inc., Class A *	478,207	1.2	56,227,579
International Business Machines Corp.	183,251	0.6	26,743,651
MasterCard, Inc., Class A	202,156	0.4	19,607,110
Microsoft Corp.	1,646,518	1.8	82,111,853
Oracle Corp.	660,813	0.6	26,340,006
Visa, Inc., Class A	398,504	0.7	30,780,449
Other Securities		4.4	200,746,998
		11.5	528,289,375
Technology Hardware & Equipment 4.9%
Apple, Inc.	1,148,762	2.4	107,684,950
Cisco Systems, Inc.	1,049,640	0.6	28,854,604
Other Securities		1.9	87,113,726
		4.9	223,653,280
Telecommunication Services 2.4%
AT&T, Inc.	1,274,207	1.1	49,464,716
Verizon Communications, Inc.	843,169	0.9	42,951,029
Other Securities		0.4	17,693,716
		2.4	110,109,461
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.0%
Other Securities		2.0	94,478,250
Utilities 3.4%
Other Securities		3.4	155,367,707
Total Common Stock
(Cost $2,979,734,381)			4,557,356,922

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	34,410
Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	24,570
Total Rights
(Cost $67,393)			58,980

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Company 0.6% of net assets
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (d)	30,052,867	0.6	30,052,867
Total Other Investment Company
(Cost $30,052,867)			30,052,867
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.9% of net assets
Time Deposit 0.9%
Sumitomo Mitsui Banking Corp. 0.15%, 05/02/16 (f)	39,325,202	0.9	39,325,202
Total Short-Term Investment
(Cost $39,325,202)			39,325,202

End of Investments.

See financial notes    39

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings (Unaudited) continued

At 04/30/16, the tax basis cost of the fund's investments was $3,070,083,081 and the unrealized appreciation and depreciation were $1,717,898,631 and ($161,187,741), respectively, with a net unrealized appreciation of $1,556,710,890.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $58,980 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $29,045,840.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	65	7,329,400	382,216
S&P 500 Index, e-mini, Long, expires 06/17/16	360	37,063,800	1,098,744
Net Unrealized Appreciation			1,480,960

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,557,356,922	$—	$—	$4,557,356,922
Rights [1]	—	—	58,980	58,980
Warrants [1]	—	—	—	—
Other Investment Company[1]	30,052,867	—	—	30,052,867
Short-Term Investment[1]	—	39,325,202	—	39,325,202
Total	$4,587,409,789	$39,325,202	$58,980	$4,626,793,971
Other Financial Instruments
Futures Contracts[2]	$1,480,960	$—	$—	$1,480,960
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Rights	$32,760	$—	($8,190)	$34,410	$—	$—	$—	$58,980
Total	$32,760	$—	($8,190)	$34,410	$—	$—	$—	$58,980
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was ($8,190).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
40    See financial notes

Schwab Total Stock Market Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investment in affiliated issuer, at value (cost $5,313,111)		$7,106,080
Investments in unaffiliated issuers, at value (cost $3,013,813,865) including securities on loan of $29,045,840		4,589,635,024
Collateral invested for securities on loan, at value (cost $30,052,867)	+	30,052,867
Total investments, at value (cost $3,049,179,843)		4,626,793,971
Deposit with broker for futures contracts		2,810,250
Receivables:
Investments sold		31
Dividends		4,378,447
Fund shares sold		3,466,552
Income from securities on loan		116,457
Interest		328
Prepaid expenses	+	81,945
Total assets		4,637,647,981
Liabilities
Collateral held for securities on loan		30,052,867
Payables:
Investments bought		109,809
Investment adviser and administrator fees		34,575
Shareholder service fees		14,817
Fund shares redeemed		1,659,228
Variation margin on futures contracts		318,700
Due to custodian		31
Accrued expenses	+	214,377
Total liabilities		32,404,404
Net Assets
Total assets		4,637,647,981
Total liabilities	–	32,404,404
Net assets		$4,605,243,577
Net Assets by Source
Capital received from investors		2,999,912,518
Net investment income not yet distributed		32,079,032
Net realized capital losses		(5,843,061)
Net unrealized capital appreciation		1,579,095,088

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,605,243,577		125,632,722		$36.66

See financial notes    41

Schwab Total Stock Market Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$28,815
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $3,111)		48,785,012
Interest		22,834
Securities on loan	+	658,807
Total investment income		49,495,468
Expenses
Investment adviser and administrator fees		1,317,230
Shareholder service fees		420,283
Index fees		205,914
Portfolio accounting fees		73,279
Shareholder reports		62,209
Proxy fees		56,480
Transfer agent fees		53,424
Custodian fees		42,249
Registration fees		36,447
Professional fees		26,475
Independent trustees' fees		16,072
Interest expense		21
Other expenses	+	33,285
Total expenses		2,343,368
Expense reduction by CSIM and its affiliates	–	311,023
Net expenses	–	2,032,345
Net investment income		47,463,123
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		17,515,255
Net realized losses on futures contracts	+	(2,415,076)
Net realized gains		15,100,179
Net change in unrealized appreciation (depreciation) on affiliated issuer		(468,066)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(57,337,566)
Net change in unrealized appreciation (depreciation) on futures contracts	+	380,004
Net change in unrealized appreciation (depreciation)	+	(57,425,628)
Net realized and unrealized losses		(42,325,449)
Increase in net assets resulting from operations		$5,137,674
42    See financial notes

Schwab Total Stock Market Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$47,463,123	$83,961,729
Net realized gains		15,100,179	37,802,516
Net change in unrealized appreciation (depreciation)	+	(57,425,628)	56,507,932
Increase in net assets from operations		5,137,674	178,272,177
Distributions to Shareholders
Distributions from net investment income		(84,938,610)	(68,099,121)
Distributions from net realized gains	+	(36,762,493)	(23,418,312)
Total distributions		($121,701,103)	($91,517,433)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,902,783	$493,555,488	24,753,855	$920,238,549
Shares reinvested		2,656,745	94,819,269	2,076,130	73,370,427
Shares redeemed	+	(9,704,183)	(343,425,555)	(17,609,468)	(652,741,483)
Net transactions in fund shares		6,855,345	$244,949,202	9,220,517	$340,867,493
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		118,777,377	$4,476,857,804	109,556,860	$4,049,235,567
Total increase	+	6,855,345	128,385,773	9,220,517	427,622,237
End of period		125,632,722	$4,605,243,577	118,777,377	$4,476,857,804
Net investment income not yet distributed			$32,079,032		$69,554,519
See financial notes    43

Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$18.49	$19.42	$19.92	$16.32	$16.02	$17.31
Income (loss) from investment operations:
Net investment income (loss)	0.25 [1]	0.54 [1]	0.64	0.49	0.57	0.57
Net realized and unrealized gains (losses)	(0.88)	(0.86)	(0.63)	3.69	0.33	(1.38)
Total from investment operations	(0.63)	(0.32)	0.01	4.18	0.90	(0.81)
Less distributions:
Distributions from net investment income	(0.47)	(0.61)	(0.51)	(0.58)	(0.60)	(0.48)
Net asset value at end of period	$17.39	$18.49	$19.42	$19.92	$16.32	$16.02
Total return	(3.36%) [2]	(1.53%)	0.09%	26.40%	6.07%	(4.83%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [3]	0.19%	0.19%	0.19%	0.19%	0.19%
Gross operating expenses	0.23% [3]	0.23%	0.23%	0.23%	0.23%	0.21%
Net investment income (loss)	3.01% [3]	2.82%	3.42%	2.88%	3.66%	3.26%
Portfolio turnover rate	1% [2]	7%	2%	5%	31% [4]	10%
Net assets, end of period (x 1,000,000)	$2,937	$2,844	$2,699	$2,205	$1,415	$1,375

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.
44    See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	2,599,544,434	2,890,439,514
0.6%	Preferred Stock	17,300,936	17,060,236
1.4%	Other Investment Company	42,212,895	42,212,895
0.4%	Short-Term Investments	12,331,303	12,331,303
100.8%	Total Investments	2,671,389,568	2,962,043,948
(0.8%)	Other Assets and Liabilities, Net		(24,628,102)
100.0%	Net Assets		2,937,415,846

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.4% of net assets
Australia 7.1%
Australia & New Zealand Banking Group Ltd.	699,373	0.4	12,819,453
BHP Billiton Ltd.	769,972	0.4	12,024,605
Commonwealth Bank of Australia	410,716	0.8	22,929,047
National Australia Bank Ltd.	631,534	0.5	12,956,568
Westpac Banking Corp.	799,240	0.6	18,760,990
Other Securities		4.4	129,276,607
		7.1	208,767,270
Austria 0.2%
Other Securities		0.2	5,587,795
Belgium 1.4%
Anheuser-Busch InBev N.V.	193,359	0.8	23,986,933
Other Securities		0.6	17,716,939
		1.4	41,703,872
Denmark 2.0%
Novo Nordisk A/S, Class B	470,467	0.9	26,268,220
Other Securities		1.1	31,855,440
		2.0	58,123,660
Security	Number of Shares	% of Net Assets	Value ($)
Finland 0.9%
Other Securities		0.9	27,229,745
France 9.9%
AXA S.A.	472,949	0.4	11,941,773
BNP Paribas S.A.	254,171	0.5	13,460,626
Sanofi	282,340	0.8	23,272,319
TOTAL S.A.	529,033	0.9	26,737,750
Other Securities		7.3	215,707,509
		9.9	291,119,977
Germany 8.5%
Allianz SE - Reg'd	109,338	0.6	18,601,440
BASF SE	219,949	0.6	18,196,557
Bayer AG - Reg'd	198,571	0.8	22,948,229
Daimler AG - Reg'd	230,525	0.6	16,062,207
Deutsche Telekom AG - Reg'd	773,690	0.5	13,580,912
SAP SE	236,029	0.6	18,519,074
Siemens AG - Reg'd	190,197	0.7	19,903,779
Other Securities		4.1	121,266,353
		8.5	249,078,551
Hong Kong 3.2%
AIA Group Ltd.	2,892,000	0.6	17,307,465
Other Securities		2.6	77,657,114
		3.2	94,964,579
Ireland 0.5%
Other Securities		0.5	14,380,305
Israel 0.7%
Teva Pharmaceutical Industries Ltd.	219,589	0.4	12,062,686
Other Securities		0.3	8,261,443
		0.7	20,324,129
Italy 2.1%
Other Securities		2.1	61,891,886
Japan 22.1%
KDDI Corp.	419,400	0.4	12,081,125
Mitsubishi UFJ Financial Group, Inc.	3,059,409	0.5	14,118,598
SoftBank Group Corp.	230,700	0.4	12,404,853
Toyota Motor Corp.	649,603	1.1	32,928,184
Other Securities		19.7	576,519,382
		22.1	648,052,142
Netherlands 3.0%
ING Groep N.V. CVA	928,070	0.4	11,372,029
Unilever N.V. CVA	391,174	0.6	17,184,219
Other Securities		2.0	59,354,076
		3.0	87,910,324
New Zealand 0.2%
Other Securities		0.2	5,320,947

See financial notes    45

Schwab International Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Norway 0.6%
Other Securities		0.6	17,826,483
Portugal 0.2%
Other Securities		0.2	4,949,442
Singapore 1.3%
Other Securities		1.3	38,756,608
Spain 3.2%
Banco Santander S.A.	3,459,966	0.6	17,570,812
Telefonica S.A.	1,085,760	0.4	11,877,339
Other Securities		2.2	65,296,108
		3.2	94,744,259
Sweden 2.9%
Other Securities		2.9	84,494,587
Switzerland 9.0%
Nestle S.A. - Reg'd	766,263	1.9	57,193,602
Novartis AG - Reg'd	546,624	1.4	41,599,293
Roche Holding AG	168,753	1.5	42,696,057
UBS Group AG - Reg’d	876,324	0.5	15,191,470
Other Securities		3.7	108,782,270
		9.0	265,462,692
United Kingdom 19.4%
AstraZeneca plc	303,330	0.6	17,402,831
BP plc	4,408,288	0.8	24,286,937
British American Tobacco plc	448,625	0.9	27,353,606
BT Group plc	2,032,491	0.4	13,174,747
Diageo plc	604,604	0.6	16,346,132
GlaxoSmithKline plc	1,168,011	0.9	24,963,277
HSBC Holdings plc	4,699,609	1.1	31,143,720
Imperial Brands plc	230,021	0.4	12,506,980
Lloyds Banking Group plc	13,699,335	0.5	13,446,043
National Grid plc	897,242	0.4	12,802,396
Prudential plc	616,272	0.4	12,164,919
Reckitt Benckiser Group plc	152,618	0.5	14,867,884
Royal Dutch Shell plc, A Shares	947,722	0.8	24,823,871
Royal Dutch Shell plc, B Shares	952,433	0.9	25,006,006
SABMiller plc	232,508	0.5	14,240,191
Unilever plc	307,724	0.5	13,749,683
Vodafone Group plc	6,372,661	0.7	20,531,680
Other Securities		8.5	250,939,358
		19.4	569,750,261
Total Common Stock
(Cost $2,599,544,434)			2,890,439,514

Preferred Stock 0.6% of net assets
Germany 0.5%
Other Securities		0.5	15,301,285
Italy 0.1%
Other Securities		0.1	1,712,948
Security	Number of Shares	% of Net Assets	Value ($)
United Kingdom 0.0%
Other Securities		0.0	46,003
Total Preferred Stock
(Cost $17,300,936)			17,060,236

Other Investment Company 1.4% of net assets
United States 1.4%
Securities Lending Collateral 1.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	42,212,895	1.4	42,212,895
Total Other Investment Company
(Cost $42,212,895)			42,212,895
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.4% of net assets
Time Deposit 0.4%
Other Securities		0.4	12,331,303
Total Short-Term Investments
(Cost $12,331,303)			12,331,303

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,689,597,663 and the unrealized appreciation and depreciation were $542,042,121 and ($269,595,836), respectively, with a net unrealized appreciation of $272,446,285.
At 04/30/16, the values of certain foreign securities held by the fund aggregating $2,881,680,025 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,697,005.
(b)	Illiquid security. At the period end, the value of these amounted to $46,003 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,052,660 or 0.3% of net assets.
(f)	The rate shown is the current daily overnight rate.

46    See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings (Unaudited) continued
ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	140	11,633,300	180,796

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$2,039,188,340	$—	$2,039,188,340
Hong Kong	1,285,039	93,679,540	—	94,964,579
Israel	2,369,606	17,954,523	—	20,324,129
Japan	1,333,974	646,718,168	—	648,052,142
Netherlands	20,785,103	67,125,221	—	87,910,324
Preferred Stock[1]	—	17,014,233	—	17,014,233
United Kingdom	—	—	46,003	46,003
Other Investment Company[1]	42,212,895	—	—	42,212,895
Short-Term Investments[1]	—	12,331,303	—	12,331,303
Total	$67,986,617	$2,894,011,328	$46,003	$2,962,043,948
Other Financial Instruments
Futures Contracts[2]	$180,796	$—	$—	$180,796
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
See financial notes    47

Schwab International Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Common Stock
Australia	$1,513,552	$—	$74,147	$—	($1,587,699)	$—	$—	$—
Preferred Stock
Ireland	14,460	(235)	60	—	(14,285)	—	—	—
United Kingdom	58,962	(1,289)	259	45,754	(57,683)	—	—	46,003
Total	$1,586,974	($1,524)	$74,466	$45,754	($1,659,667)	$—	$—	$46,003
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was $249.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $16,901,525 from Level 1 to Level 2 for the period ended April 30, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers from Level 2 to Level 1 and no transfers in or out of Level 3 during the period.
48    See financial notes

Schwab International Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $2,629,176,673) including securities on loan of $39,697,005		$2,919,831,053
Collateral invested for securities on loan, at value (cost $42,212,895)	+	42,212,895
Total investments, at value (cost $2,671,389,568)		2,962,043,948
Foreign currency, at value (cost $47,618)		53,413
Deposit with broker for futures contracts		1,029,500
Receivables:
Dividends		13,043,349
Foreign tax reclaims		4,424,142
Fund shares sold		3,137,762
Income from securities on loan		258,930
Interest		83
Prepaid expenses	+	84,886
Total assets		2,984,076,013
Liabilities
Collateral held for securities on loan		42,212,895
Payables:
Investments bought		46,409
Investment adviser and administrator fees		56,860
Shareholder service fees		10,680
Fund shares redeemed		3,930,301
Variation margin on futures contracts		56,700
Accrued expenses	+	346,322
Total liabilities		46,660,167
Net Assets
Total assets		2,984,076,013
Total liabilities	–	46,660,167
Net assets		$2,937,415,846
Net Assets by Source
Capital received from investors		2,738,673,715
Net investment income not yet distributed		18,492,633
Net realized capital losses		(110,974,342)
Net unrealized capital appreciation		291,223,840

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,937,415,846		168,902,852		$17.39

See financial notes    49

Schwab International Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $4,451,471)		$44,333,867
Interest		16,715
Securities on loan	+	804,531
Total investment income		45,155,113
Expenses
Investment adviser and administrator fees		2,117,602
Shareholder service fees		265,573
Index fees		255,271
Custodian fees		243,433
Shareholder reports		63,143
Portfolio accounting fees		62,230
Registration fees		52,213
Proxy fees		45,756
Transfer agent fees		31,626
Professional fees		27,878
Independent trustees' fees		11,713
Interest expense		1,438
Other expenses	+	33,752
Total expenses		3,211,628
Expense reduction by CSIM and its affiliates	–	482,138
Net expenses	–	2,729,490
Net investment income		42,425,623
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(20,846,648)
Net realized losses on futures contracts		(5,192,104)
Net realized losses on foreign currency transactions	+	(73,199)
Net realized losses		(26,111,951)
Net change in unrealized appreciation (depreciation) on investments		(111,931,274)
Net change in unrealized appreciation (depreciation) on futures contracts		(85,335)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	590,695
Net change in unrealized appreciation (depreciation)	+	(111,425,914)
Net realized and unrealized losses		(137,537,865)
Decrease in net assets resulting from operations		($95,112,242)
50    See financial notes

Schwab International Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$42,425,623	$77,423,909
Net realized losses		(26,111,951)	(60,245,085)
Net change in unrealized appreciation (depreciation)	+	(111,425,914)	(78,449,200)
Decrease in net assets from operations		(95,112,242)	(61,270,376)
Distributions to Shareholders
Distributions from net investment income		($77,100,360)	($87,032,492)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,583,871	$811,226,725	59,133,426	$1,111,348,958
Shares reinvested		3,569,074	61,423,752	4,061,536	72,539,032
Shares redeemed	+	(36,050,025)	(607,355,492)	(48,379,691)	(890,397,689)
Net transactions in fund shares		15,102,920	$265,294,985	14,815,271	$293,490,301
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		153,799,932	$2,844,333,463	138,984,661	$2,699,146,030
Total increase	+	15,102,920	93,082,383	14,815,271	145,187,433
End of period		168,902,852	$2,937,415,846	153,799,932	$2,844,333,463
Net investment income not yet distributed			$18,492,633		$53,167,370
See financial notes    51

Schwab Equity Index Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab ® Monthly Income Fund – Moderate Payout
Schwab Core Equity Fund™	Schwab ® Monthly Income Fund – Enhanced Payout
Schwab Dividend Equity Fund™	Schwab ® Monthly Income Fund – Maximum Payout
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™	Schwab Investments (organized October 26, 1990)
Schwab Hedged Equity Fund™	Schwab 1000 Index Fund
Schwab Financial Services Fund™	Schwab Short-Term Bond Market Fund™
Schwab Health Care Fund™	Schwab Intermediate-Term Bond Fund™
Schwab ® International Core Equity Fund	Schwab Total Bond Market Fund™
Schwab Target 2010 Fund	Schwab GNMA Fund™
Schwab Target 2015 Fund	Schwab ® Treasury Inflation Protected Securities Index Fund
Schwab Target 2020 Fund	Schwab Tax-Free Bond Fund™
Schwab Target 2025 Fund	Schwab California Tax-Free Bond Fund™
Schwab Target 2030 Fund	Schwab Global Real Estate Fund™

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSRS for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
52

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
53

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2016 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated
54

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents ranged from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue through November 30, 2015. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of April 30, 2016, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2016, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
55

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2016, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
56

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large- or mid-cap stocks, for instance—a fund’s performance also will lag those investments.
Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—bonds or small-cap stocks, for instance—a fund’s performance also will lag those investments.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategies. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of
57

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and each trust.
For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab 1000 Index Fund
First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%
For the period ended April 30, 2016, the aggregate advisory fee paid to CSIM by the Schwab 1000 Index Fund was 0.22%, as a percentage of the fund's average daily net assets.
For its advisory and administrative services to the other funds discussed in this report, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.06%	0.15%	0.06%	0.15%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than the amount set forth in the table below of the
58

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.02%	0.10%	0.02%	0.02%	0.02%
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.09%	0.29%	0.17%	0.09%	0.19%
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The table below shows funds with investment activities involving The Charles Schwab Corporation shares during the report period:
Fund	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Dividends Received 11/01/15 to 04/30/16
Schwab S&P 500 Index Fund	1,402,481	40,900	—	1,443,381	$41,006,454	$—	$170,752
Schwab 1000 Index Fund	375,265	—	—	375,265	10,661,279	—	45,032
Schwab Total Stock Market Index Fund	240,126	10,000	—	250,126	7,106,080	—	28,815
59

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2016, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.8%	—%	3.8%	—%	2.6%
Schwab MarketTrack Growth Portfolio	0.9%	—%	4.0%	—%	2.2%
Schwab MarketTrack Balanced Portfolio	0.5%	—%	2.2%	—%	1.2%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.7%	—%	0.4%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.2%	—%	0.2%
Schwab Target 2010 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	—%	—%
*	Less than 0.05%
Certain other related parties may own shares of the funds in this report. As of April 30, 2016, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 3.2%, 7.7% and 3.6%, respectively.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2016, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$78,901,310	$—
Schwab 1000 Index Fund	30,431,217	—
Schwab Small-Cap Index Fund	6,751,910	—
Schwab Total Stock Market Index Fund	10,773,954	—
Schwab International Index Fund	—	—
60

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2016 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2016, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab S&P 500 Index Fund	$167,888,271	1,688
Schwab 1000 Index Fund	46,166,896	463
Schwab Small-Cap Index Fund	18,636,758	166
Schwab Total Stock Market Index Fund	48,638,000	478
Schwab International Index Fund	25,224,363	305
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab S&P 500 Index Fund	$743,432,558	$155,802,665
Schwab 1000 Index Fund	163,348,892	200,864,914
Schwab Small-Cap Index Fund	163,038,429	130,547,420
Schwab Total Stock Market Index Fund	212,708,238	15,101,304
Schwab International Index Fund	281,792,995	33,658,195
61

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/15-4/30/16)	Prior Period (11/1/14-10/31/15)
Schwab S&P 500 Index Fund	$198,651	$266,905
Schwab 1000 Index Fund	20,527	44,069
Schwab Small-Cap Index Fund	7,178	34,586
Schwab Total Stock Market Index Fund	32,359	50,564
Schwab International Index Fund	34,793	27,617
10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
October 31, 2017	$—	$—	$—	$—	$13,252,761
No expiration*	—	—	—	—	61,829,409
Total	$—	$—	$—	$—	$75,082,170
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
62

Shareholder Vote Results (Unaudited)
Separate Special Meetings of Shareholders of Schwab Capital Trust and Schwab Investments (the “Trusts”) were held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trusts: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meetings and approve the proposal were obtained. The results of the shareholder votes are listed below:
Schwab Capital Trust
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,781,628,338.445	341,201,457.803
Marie A. Chandoha	2,069,741,484.184	53,088,312.064
Joseph R. Martinetto	2,070,394,888.403	52,434,907.845
Robert W. Burns	2,070,083,106.758	52,746,689.490
John F. Cogan	1,909,915,620.213	212,914,176.035
Stephen T. Kochis	2,067,778,859.342	55,050,936.906
David L. Mahoney	2,068,011,019.030	54,818,777.218
Kiran M. Patel	2,066,263,491.520	56,566,304.728
Kimberly S. Patmore	2,069,034,220.641	53,795,575.607
Charles A. Ruffel	2,070,448,922.775	52,380,873.473
Gerald B. Smith	2,069,060,923.296	53,768,872.952
Joseph H. Wender	2,065,502,834.216	57,326,962.032
Schwab Investments
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	455,044,237.249	36,419,955.557
Marie A. Chandoha	477,959,152.412	13,505,040.394
Joseph R. Martinetto	477,030,357.012	14,433,835.794
Robert W. Burns	477,007,412.045	14,456,780.761
John F. Cogan	474,418,782.095	17,045,410.711
Stephen T. Kochis	475,828,281.753	15,635,911.053
David L. Mahoney	475,556,592.663	15,907,600.143
Kiran M. Patel	475,521,368.945	15,942,823.861
Kimberly S. Patmore	477,086,785.812	14,377,406.994
Charles A. Ruffel	476,771,942.158	14,692,250.648
Gerald B. Smith	474,861,961.806	16,602,231.000
Joseph H. Wender	474,877,465.494	16,586,727.312
63

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 97 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	97	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	97	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	97	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	97	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	97	Director, KLA-Tencor Corporation (2008 – present)
64

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	97	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	97	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	97	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	97	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	97	Director, The Charles Schwab Corporation (2008 – present)
65

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	97	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	97	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
66

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
67

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index   An internally calculated index, comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on 12/20/2011, the MSCI EAFE Index from 12/21/2011 until the close of business on 2/28/2013, and the MSCI EAFE Index (Net) from 3/1/2013 forward. The Schwab International Index includes the common stocks of the 350 largest publicly traded companies from selected countries outside of the United States.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
68

S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States.
Small-Cap Spliced Index An internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
69

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-20
00166204

Semiannual report dated April 30, 2016, enclosed.
Schwab Active Equity Funds

Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
(closed June 7, 2016)
Schwab Health Care Fund™
Schwab® International Core
Equity Fund

This wrapper is not part of the shareholder report.

Schwab Active Equity Funds
Semiannual Report
April 30, 2016
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
(closed June 7, 2016)
Schwab Health Care Fund
Schwab International Core
Equity Fund

This page is intentionally left blank.

Schwab Active Equity Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2016
Schwab Core Equity Fund (Ticker Symbol: SWANX)	-4.25%
S&P 500® Index	0.43%
Fund Category: Morningstar Large Blend	-1.04%
Performance Details	page 8

Schwab Dividend Equity Fund (Ticker Symbol: SWDSX)	-1.48%
Russell 1000® Value Index	1.93%
Fund Category: Morningstar Large Value	0.34%
Performance Details	page 9

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	-3.49%
Russell 1000® Growth Index	-1.37%
Fund Category: Morningstar Large Growth	-3.70%
Performance Details	page 10

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	-3.23%
Russell 2000® Index	-1.90%
Fund Category: Morningstar Small Blend	-1.06%
Performance Details	page 11

Schwab Hedged Equity Fund (Ticker Symbol: SWHEX)	-1.36%
S&P 500® Index	0.43%
Fund Category: Morningstar Long-Short Equity	-2.97%
Performance Details	page 12
Total Return for the 6 Months Ended April 30, 2016
Schwab Financial Services Fund (Ticker Symbol: SWFFX)	-3.98%
S&P 1500 SuperComposite Financials Sector Index	-1.58%
Fund Category: Morningstar Financial	-2.97%
Performance Details	page 13

Schwab Health Care Fund[1] (Ticker Symbol: SWHFX)	-2.42%
Dow Jones Global Health Care Index	-2.19%
Fund Category: Morningstar Health	-8.11%
Performance Details	page 14

Schwab International Core Equity Fund[1] (Ticker Symbol: SICNX)	-4.21%
MSCI EAFE® Index (Net)[2]	-3.07%
Fund Category: Morningstar Foreign Large Blend	-3.11%
Performance Details	pages 15-16

Minimum Initial Investment[3]	$100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Active Equity Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2016, proved rocky for most equity markets, as investors tried to assess whether slowing growth overseas would knock the U.S. recovery off course. The S&P 500® Index dropped as much as 12% during the reporting period, only to end the six months back in slightly positive territory. Volatile oil and commodity prices also contributed to market fluctuations, and weighed on many financial institutions that suffered losses on loans made to energy firms. Overall, the period proved challenging for the Schwab Active Equity Funds, especially the Schwab Core Equity Fund and the Schwab Financial Services Fund, which were negatively affected by the heightened volatility most markets faced.
In the U.S., the Federal Reserve remained on hold through the first several months of 2016 after boosting interest rates in December for the first time since 2006, as economic data remained solid but not strong enough to fuel inflation. Quarterly corporate profits fell in the fourth quarter for the first time since 2008, during the financial crisis, and projections for first-quarter earnings indicated more of the same. Overseas, better-than-estimated export data out of China’s economy drove a rally in emerging market stocks, even as the leading credit rating agencies cut their respective outlooks for the country’s credit ratings due to slowing growth concerns. Meanwhile, fears of a recession in Japan and parts of Europe continued to weigh on stock prices in those markets.
Asset Class Performance Comparison % returns during the six months ended 4/30/2016

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
* The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Schwab Active Equity Funds3

From the President continued

In the U.S., the Federal Reserve remained on hold through the first several months of 2016 after boosting interest rates in December for the first time since 2006, as economic data remained solid but not strong enough to fuel inflation.

In this economic environment, it may be difficult to anticipate turns in investor sentiment and changes in market conditions. This is why our investment team relies on a host of inputs when selecting stocks for the Schwab Active Equity Funds. To aid in each fund’s stock selection process, the investment team utilizes Schwab Equity Ratings® and Schwab’s proprietary international stock research, alongside robust risk management tools. The team's goal is to create funds that can provide consistent, long-term returns for shareholders by purchasing high-quality companies at attractive valuations. Amidst the current volatility, we are finding opportunities to invest in stocks that we believe have been overly punished by the markets.
I want to thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Active Equity Funds, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

4Schwab Active Equity Funds

The Investment Environment
Over the six-month reporting period ended April 30, 2016, market volatility remained heightened in most equity markets. Diverging central bank policies, highly volatile oil and commodity prices, and lackluster global growth all contributed to market fluctuations, and added to investor uncertainty. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 0.43%, while the Russell 2000® Index, a U.S. small-cap company benchmark, returned -1.90%. Internationally, the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -3.07%, and the MSCI Emerging Markets Index (Net) returned -0.13% for the six-month reporting period.
Contributing to increased market volatility over the reporting period was the uncertainty around U.S. short-term interest rate policy. Despite continued low inflation, the Federal Reserve (the Fed) raised the federal funds rate for the first time in almost ten years at its December 2015 meeting. The Fed cited strengthening economic indicators and expanding economic activity as support for this increase, and also stated that any subsequent increases would be measured and gradual. Initially, Fed officials estimated a total of four interest rate increases in 2016. As the reporting period continued, however, the likelihood of future short-term rate increases declined. U.S. stocks had one of the worst starts to a year, and concerns remained surrounding soft global economic growth. After the Fed left short-term interest rates unchanged in both March and April, projections from Fed officials were revised to two short-term interest rate increases in 2016. At the same time, however, federal funds futures were pricing in only one rate increase in 2016.
While the Fed began to slowly normalize monetary policy in the U.S., many other countries’ central banks maintained or increased accommodative policies to stimulate economic growth. The European Central Bank expanded its asset purchase program over the reporting period, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and in Japan, the weakening of the U.S. dollar against the euro and the Japanese yen in early 2016 added to the headwinds these regions faced. The People’s Bank of China (the PBOC) also implemented additional easing measures, including lowering the reserve requirement for banks which increased the funds available for banks to make loans. These policy moves highlighted the ongoing divergence between the Fed and central banks outside the U.S., and contributed to increased volatility in currencies, stocks, and fixed-income markets.
Economic turmoil in China remained a factor in market volatility. China’s economy continued to decelerate amidst slowing global demand, and uncertainty increased around the ability of the government and the PBOC to effectively manage the country’s financial situation. In January, the PBOC devalued the yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. However, additional monetary easing measures appeared to be helping in some areas, as industrial output and retail sales in China both rose faster than expected in the month of March.
Schwab Active Equity Funds5

The Investment Environment continued
During the reporting period, sharp fluctuations in oil and commodity prices continued to add to market volatility and created extra pressure in credit markets. Overall demand for oil failed to keep pace with supply, resulting in excess reserves across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Falling oil prices created stress in the high-yield corporate credit market and negatively affected many financial institutions as credit spreads widened and losses from loans to energy firms weighed on returns. The Fed’s dovish monetary policy and an agreement by several key OPEC members to limit supply helped oil to rally in February, and also supported a rebound in many global stocks. Despite additional price fluctuations toward the end of the reporting period, oil finished its best month of the year in April.
With diverging central bank policies, sharp oil price fluctuations, and continued weak global economic growth, the six-month reporting period saw heightened levels of volatility in both U.S. and international stock markets. Fed policy and a weaker U.S. dollar counteracted some accommodative policy measures in Europe and Japan, where recession fears lingered. The state of China’s economy remained a large factor in investor sentiment across the globe, though some signs of improvement emerged toward the end of the reporting period. Overall, U.S. and international equities were affected by many of the same factors, and were not immune to the impacts of an uncertain global economic environment.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Management views may have changed since the report date.
6Schwab Active Equity Funds

Fund Management
Jonas Svallin, CFA Vice President and Head of Active Equities, has overall responsibility for all aspects of the management of the funds and leads the Active Equity portfolio management and research team. Prior to joining CSIM in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 to 2009, Mr. Svallin was a principal and head portfolio manager at Algert Coldiron Investors LLC (now known as Algert Global). Prior to joining Algert, Mr. Svallin worked as a quantitative research associate at RCM Capital Management and a senior consultant at FactSet Research Systems.

Wei Li, Ph.D., CFA Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Li spent more than ten years at BlackRock, Inc. (formerly Barclays Global Investors), where she held a number of positions. From 2001 to 2009, she worked in various roles in the Global Advanced Active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Iain Clayton, CFA, FRM, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Health Care Fund. Prior to joining CSIM in 2013, Mr. Clayton spent more than five years at SSI Investment Management, where he was a portfolio manager and director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to 2008, he worked as a portfolio manager and director at RCM Capital Management (now known as Allianz Global Investors) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst/assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.
Schwab Active Equity Funds7

Schwab Core Equity Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (7/1/96)	-4.25%	-3.50%	9.08%	6.00%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Large Blend	-1.04%	-1.97%	9.15%	5.94%
Fund Expense Ratio4: 0.74%

Statistics
Number of Holdings	144
Weighted Average Market Cap (millions)	$110,018
Price/Earnings Ratio (P/E)	22.1
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	37%
Sector Weightings % of Investments
Information Technology	18.2%
Financials	15.7%
Health Care	15.5%
Consumer Discretionary	12.9%
Industrials	11.3%
Consumer Staples	10.2%
Energy	6.8%
Utilities	4.7%
Materials	3.0%
Telecommunication Services	1.4%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
Apple, Inc.	3.0%
Citigroup, Inc.	2.8%
PepsiCo, Inc.	2.7%
Merck & Co., Inc.	2.3%
Microsoft Corp.	2.2%
Lowe's Cos., Inc.	2.1%
Alphabet, Inc., Class A	2.1%
Amazon.com, Inc.	2.0%
Pfizer, Inc.	2.0%
UGI Corp.	2.0%
Total	23.2%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On May 21, 2009 and September 7, 2012, respectively, the Laudus U.S. MarketMasters Fund and the Schwab Premier Equity Fund merged into the fund.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
8Schwab Active Equity Funds

Schwab Dividend Equity Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (9/2/03)	-1.48%	-4.47%	8.91%	5.92%
Russell 1000® Value Index	1.93%	-0.40%	10.13%	5.67%
Dividend Equity Spliced Index	1.93%	-0.40%	10.70%	6.76%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Large Value	0.34%	-2.54%	8.51%	5.16%
Fund Expense Ratio4: 0.88%

Yields1
30-Day SEC Yield	1.69%

Statistics
Number of Holdings	145
Weighted Average Market Cap (millions)	$91,230
Price/Earnings Ratio (P/E)	23.1
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	28%
Sector Weightings % of Investments
Financials	27.3%
Energy	13.3%
Health Care	13.0%
Industrials	12.1%
Information Technology	9.1%
Utilities	8.5%
Consumer Staples	6.3%
Consumer Discretionary	4.8%
Materials	4.1%
Telecommunication Services	1.3%
Other	0.2%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
JPMorgan Chase & Co.	4.1%
Exxon Mobil Corp.	3.9%
Citigroup, Inc.	3.5%
Pfizer, Inc.	3.0%
Chevron Corp.	2.3%
UGI Corp.	2.1%
Entergy Corp.	2.0%
Intel Corp.	1.9%
Voya Financial, Inc.	1.7%
Fifth Third Bancorp	1.7%
Total	26.2%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds9

Schwab Large-Cap Growth Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/3/05)	-3.49%	-3.00%	9.58%	6.55%
Russell 1000® Growth Index	-1.37%	1.07%	11.44%	8.20%
Fund Category: Morningstar Large Growth	-3.70%	-2.51%	9.24%	6.60%
Fund Expense Ratios4: Net 0.99%; Gross 1.03%

Statistics
Number of Holdings	107
Weighted Average Market Cap (millions)	$108,207
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	3.3
Portfolio Turnover Rate	33%
Sector Weightings % of Investments
Information Technology	25.5%
Consumer Discretionary	20.9%
Health Care	16.6%
Industrials	12.1%
Consumer Staples	10.0%
Financials	7.8%
Materials	2.8%
Utilities	2.0%
Energy	1.2%
Telecommunication Services	1.1%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
Apple, Inc.	5.1%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
PepsiCo, Inc.	3.4%
Comcast Corp., Class A	3.2%
Amgen, Inc.	2.8%
Lowe's Cos., Inc.	2.5%
Facebook, Inc., Class A	2.3%
Gilead Sciences, Inc.	2.1%
Omnicom Group, Inc.	2.1%
Total	31.4%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
10Schwab Active Equity Funds

Schwab Small-Cap Equity Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (7/1/03)	-3.23%	-5.11%	9.57%	5.35%
Russell 2000® Index	-1.90%	-5.94%	6.98%	5.42%
Fund Category: Morningstar Small Blend	-1.06%	-5.31%	6.51%	5.22%
Fund Expense Ratio4: 1.09%

Statistics
Number of Holdings	314
Weighted Average Market Cap (millions)	$1,504
Price/Earnings Ratio (P/E)	47.3
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	38%
Sector Weightings % of Investments
Financials	24.2%
Information Technology	17.9%
Health Care	15.6%
Industrials	14.3%
Consumer Discretionary	11.7%
Consumer Staples	3.9%
Energy	3.4%
Materials	2.0%
Utilities	1.6%
Telecommunication Services	1.5%
Other	3.9%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
Mack-Cali Realty Corp.	1.3%
First Industrial Realty Corp.	1.3%
Wabash National Corp.	1.2%
KCG Holdings, Inc., Class A	1.2%
CoreSite Realty Corp.	1.2%
Tenneco, Inc.	1.1%
Dean Foods Co.	1.1%
RE/MAX Holdings, Inc., Class A	1.1%
Empire State Realty Trust, Inc., Class A	1.1%
TCF Financial Corp.	1.1%
Total	11.7%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds11

Schwab Hedged Equity Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Hedged Equity Fund (9/3/02)	-1.36%	0.72%	5.51%	3.96%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Long-Short Equity	-2.97%	-4.90%	2.53%	4.61%
Fund Expense Ratios4: Net 1.82%; Gross 1.84%

Statistics
Number of Holdings
Long Holdings	126
Short Holdings	78
Weighted Average Market Cap (millions)
Long Holdings	$57,940
Short Holdings	$7,284
Price/Earnings Ratio (P/E)
Long Holdings	40.8
Short Holdings	370.3
Price/Book Ratio (P/B)
Long Holdings	2.1
Short Holdings	2.9
Portfolio Turnover Rate	69%
Portfolio Turnover Rate excluding short sales	47%
Top Equity Long Holdings % of Net Assets[5]
Apple, Inc.	3.2%
Amazon.com, Inc.	2.8%
Bank of America Corp.	2.4%
Amgen, Inc.	2.3%
Citigroup, Inc.	2.3%
Total	13.0%
Top Equity Short Holdings % of Net Assets[5]
Louisiana-Pacific Corp.	1.3%
Monster Beverage Corp.	1.3%
Martin Marietta Materials, Inc.	1.3%
Dunkin' Brands Group, Inc.	1.3%
Hexcel Corp.	1.2%
Total	6.4%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The Schwab Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
12Schwab Active Equity Funds

Schwab Financial Services Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Financial Services Fund (7/3/00)	-3.98%	-3.86%	7.94%	0.95%
S&P 1500 SuperComposite Financials Sector Index	-1.58%	-0.54%	9.51%	-0.86%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Financial	-2.97%	-4.11%	7.09%	1.28%
Fund Expense Ratio3: 0.93%

Statistics
Number of Holdings	94
Weighted Average Market Cap (millions)	$82,144
Price/Earnings Ratio (P/E)	14.9
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	27%
Industry Weightings % of Investments
Banks	36.9%
Diversified Financials	23.8%
Real Estate	23.8%
Insurance	14.5%
Other	1.0%
Total	100.0%
Top Equity Holdings % of Net Assets[4]
Berkshire Hathaway, Inc., Class B	6.6%
JPMorgan Chase & Co.	6.1%
Wells Fargo & Co.	5.8%
Bank of America Corp.	5.2%
Citigroup, Inc.	4.8%
Simon Property Group, Inc.	3.6%
MetLife, Inc.	2.4%
The PNC Financial Services Group, Inc.	2.3%
The Goldman Sachs Group, Inc.	1.9%
Discover Financial Services	1.9%
Total	40.6%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Since the Schwab Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds13

Schwab Health Care Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (7/3/00)	-2.42%	-3.75%	15.49%	10.53%
Dow Jones Global Health Care Index	-2.19%	-4.34%	13.85%	9.17%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Health	-8.11%	-10.35%	15.41%	10.77%
Fund Expense Ratio3: 0.79%

Statistics
Number of Holdings	92
Weighted Average Market Cap (millions)	$85,871
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	3.7
Portfolio Turnover Rate	27%
Industry Weightings % of Investments
Pharmaceuticals, Biotechnology & Life Sciences	71.7%
Health Care Equipment & Services	28.1%
Other	0.2%
Total	100.0%
Top Equity Holdings % of Net Assets[4]
Johnson & Johnson	7.5%
Pfizer, Inc.	5.7%
Gilead Sciences, Inc.	5.5%
Merck & Co., Inc.	5.1%
Amgen, Inc.	4.9%
Roche Holding AG	3.0%
Celgene Corp.	2.8%
AbbVie, Inc.	2.6%
C.R. Bard, Inc.	2.5%
Express Scripts Holding Co.	2.4%
Total	42.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Since the Schwab Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	This list is not a recommendation of any security by the investment adviser.
14Schwab Active Equity Funds

Schwab International Core Equity Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab International Core Equity Fund (5/30/08)	-4.21%	-8.67%	3.86%	1.28%
MSCI EAFE® Index (Net)[4]	-3.07%	-9.32%	1.69%	-0.08%
MSCI EAFE® Index (Gross)	-2.82%	-8.89%	2.16%	0.37%
Fund Category: Morningstar Foreign Large Blend	-3.11%	-9.96%	0.83%	-0.62%
Fund Expense Ratios5: Net 0.86%; Gross 0.92%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Active Equity Funds15

Schwab International Core Equity Fund
Performance and Fund Facts as of 04/30/16 continued
Statistics
Number of Holdings	201
Weighted Average Market Cap (millions)	$50,296
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	44%
Sector Weightings % of Investments
Financials	22.0%
Consumer Discretionary	13.8%
Industrials	13.7%
Consumer Staples	12.4%
Health Care	10.1%
Materials	7.9%
Energy	6.5%
Information Technology	5.5%
Telecommunication Services	3.6%
Utilities	3.2%
Other	1.3%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Royal Dutch Shell plc, B Shares	2.5%
Sanofi	2.4%
Nestle S.A. – Reg'd	2.3%
Roche Holding AG	2.2%
Imperial Brands plc	2.0%
Allianz SE – Reg'd	1.9%
Fuji Heavy Industries Ltd.	1.8%
Peugeot S.A.	1.8%
Australia & New Zealand Banking Group Ltd.	1.8%
BP plc	1.8%
Total	20.5%
Country Weightings % of Investments
Japan	22.3%
United Kingdom	18.0%
Germany	10.4%
France	10.1%
Switzerland	9.6%
Australia	6.1%
Hong Kong	4.2%
Netherlands	3.3%
Spain	2.7%
Other Countries	13.3%
Total	100.0%
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
16Schwab Active Equity Funds

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2015 and held through April 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 11/1/15	Ending Account Value (Net of Expenses) at 4/30/16	Expenses Paid During Period[2] 11/1/15–4/30/16
Schwab Core Equity Fund
Actual Return	0.73%	$1,000.00	$ 957.50	$ 3.55
Hypothetical 5% Return	0.73%	$1,000.00	$ 1,021.27	$ 3.67
Schwab Dividend Equity Fund
Actual Return	0.88%	$1,000.00	$ 985.20	$ 4.34
Hypothetical 5% Return	0.88%	$1,000.00	$ 1,020.52	$ 4.42
Schwab Large-Cap Growth Fund
Actual Return	0.99%	$1,000.00	$ 965.10	$ 4.84
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.98	$ 4.97
Schwab Small-Cap Equity Fund
Actual Return	1.09%	$1,000.00	$ 967.70	$ 5.33
Hypothetical 5% Return	1.09%	$1,000.00	$1,019.48	$ 5.47
Schwab Hedged Equity Fund
Actual Return	1.80%	$1,000.00	$ 986.40	$8.89
Hypothetical 5% Return	1.80%	$1,000.00	$ 1,015.95	$ 9.02
Schwab Financial Services Fund
Actual Return	0.88%	$1,000.00	$ 960.20	$ 4.29
Hypothetical 5% Return	0.88%	$1,000.00	$ 1,020.52	$ 4.42
Schwab Health Care Fund
Actual Return	0.79%	$1,000.00	$ 975.80	$3.88
Hypothetical 5% Return	0.79%	$1,000.00	$ 1,020.97	$ 3.97
Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$ 957.90	$ 4.19
Hypothetical 5% Return	0.86%	$1,000.00	$ 1,020.62	$ 4.32
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio also does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
Schwab Active Equity Funds17

Schwab Core Equity Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$23.10	$25.48	$23.46	$18.80	$16.81	$15.78
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.30 [1]	0.30	0.32	0.26	0.19
Net realized and unrealized gains (losses)	(1.09)	1.05	3.60	4.51	2.07	1.01
Total from investment operations	(0.88)	1.35	3.90	4.83	2.33	1.20
Less distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.22)	(0.17)	(0.34)	(0.17)
Distributions from net realized gains	(2.95)	(3.40)	(1.66)	—	—	—
Total distributions	(3.31)	(3.73)	(1.88)	(0.17)	(0.34)	(0.17)
Net asset value at end of period	$18.91	$23.10	$25.48	$23.46	$18.80	$16.81
Total return	(4.25%) [2]	5.61%	17.88%	25.89%	13.99%	7.60%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.73% [3]	0.74%	0.72%	0.72%	0.72%	0.73%
Gross operating expenses	0.74% [3]	0.74%	0.72%	0.73%	0.73%	0.73%
Net investment income (loss)	2.19% [3]	1.29%	1.19%	1.51%	1.37%	1.06%
Portfolio turnover rate	37% [2]	81%	63%	80%	45% [4]	35%
Net assets, end of period (x 1,000,000)	$2,134	$2,363	$2,317	$2,247	$1,880	$1,719

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Portfolio turnover excludes the impact of investment activities from mergers with other funds.
18    See financial notes

Schwab Core Equity Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,939,856,591	2,128,258,765
0.3%	Other Investment Companies	7,071,055	7,071,055
100.1%	Total Investments	1,946,927,646	2,135,329,820
(0.1%)	Other Assets and Liabilities, Net		(1,501,704)
100.0%	Net Assets		2,133,828,116

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.7%
Lear Corp.	310,820	35,784,707
Banks 6.0%
Bank of America Corp.	1,119,549	16,300,633
Citigroup, Inc.	1,277,382	59,117,239
Fifth Third Bancorp	893,944	16,368,115
JPMorgan Chase & Co.	420,304	26,563,213
MGIC Investment Corp. *	699,480	5,057,240
Radian Group, Inc.	275,858	3,528,224
		126,934,664
Capital Goods 8.4%
3M Co.	30,093	5,036,967
BWX Technologies, Inc.	351,717	11,743,831
Carlisle Cos., Inc.	229,359	23,371,682
Eaton Corp. plc	411,116	26,011,309
Fluor Corp.	106,464	5,819,322
Huntington Ingalls Industries, Inc.	178,312	25,814,228
Illinois Tool Works, Inc.	107,789	11,266,106
Joy Global, Inc.	13,250	282,225
Owens Corning	235,398	10,844,786
Quanta Services, Inc. *	86,880	2,060,794
Spirit AeroSystems Holdings, Inc., Class A *	495,128	23,345,285
Stanley Black & Decker, Inc.	241,022	26,975,182
The Toro Co.	69,380	5,997,901
		178,569,618
Commercial & Professional Supplies 1.2%
R.R. Donnelley & Sons Co.	1,436,729	24,999,085
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Michael Kors Holdings Ltd. *	77,163	3,986,241
Consumer Services 1.4%
Darden Restaurants, Inc.	385,840	24,018,540
Six Flags Entertainment Corp.	42,530	2,553,926
Vail Resorts, Inc.	33,437	4,334,773
		30,907,239
Diversified Financials 2.9%
Ally Financial, Inc. *	303,669	5,408,345
Berkshire Hathaway, Inc., Class B *	50,570	7,356,924
Discover Financial Services	106,744	6,006,485
Lazard Ltd., Class A	133,885	4,826,554
The Bank of New York Mellon Corp.	223,392	8,989,294
Voya Financial, Inc.	909,090	29,518,152
		62,105,754
Energy 6.8%
Apache Corp.	72,004	3,917,018
Chevron Corp.	124,634	12,735,102
ConocoPhillips	240,054	11,472,181
CVR Energy, Inc.	149,118	3,620,585
Devon Energy Corp.	354,855	12,306,371
Exxon Mobil Corp.	421,354	37,247,694
FMC Technologies, Inc. *	445,705	13,589,545
Marathon Petroleum Corp.	365,951	14,301,365
Patterson-UTI Energy, Inc.	269,735	5,327,266
RPC, Inc. (a)	357,906	5,411,539
Transocean Ltd. (a)	218,481	2,420,769
Valero Energy Corp.	368,839	21,713,552
		144,062,987
Food & Staples Retailing 2.3%
The Kroger Co.	531,518	18,810,422
Wal-Mart Stores, Inc.	440,092	29,428,952
		48,239,374
Food, Beverage & Tobacco 6.1%
Altria Group, Inc.	239,049	14,990,763
Campbell Soup Co.	103,900	6,411,669
ConAgra Foods, Inc.	71,523	3,187,065
Dr Pepper Snapple Group, Inc.	311,006	28,273,555
General Mills, Inc.	136,778	8,389,963
Ingredion, Inc.	57,826	6,655,194
PepsiCo, Inc.	551,708	56,803,856
The JM Smucker Co.	8,494	1,078,568
Tyson Foods, Inc., Class A	80,443	5,294,758
		131,085,391
Health Care Equipment & Services 5.9%
AmerisourceBergen Corp.	320,725	27,293,698
C.R. Bard, Inc.	175,223	37,177,064
Cardinal Health, Inc.	171,819	13,480,919
Hologic, Inc. *	1,020,087	34,264,722
IMS Health Holdings, Inc. *	172,227	4,588,127

See financial notes    19

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Molina Healthcare, Inc. *	142,104	7,355,303
ResMed, Inc.	29,376	1,639,181
		125,799,014
Household & Personal Products 1.8%
Kimberly-Clark Corp.	51,878	6,494,607
Spectrum Brands Holdings, Inc.	112,204	12,746,374
The Clorox Co.	31,237	3,911,810
The Procter & Gamble Co.	202,959	16,261,075
		39,413,866
Insurance 2.9%
American Financial Group, Inc.	248,828	17,196,503
Everest Re Group Ltd.	12,824	2,371,158
MetLife, Inc.	412,456	18,601,765
Prudential Financial, Inc.	17,498	1,358,545
The Allstate Corp.	55,331	3,599,281
The Hanover Insurance Group, Inc.	62,947	5,398,335
The Travelers Cos., Inc.	53,532	5,883,167
Unum Group	233,383	7,984,032
		62,392,786
Materials 3.0%
Air Products & Chemicals, Inc.	33,550	4,894,609
Cabot Corp.	131,344	6,408,274
International Paper Co.	277,023	11,986,785
PolyOne Corp.	191,260	6,881,535
PPG Industries, Inc.	75,443	8,328,153
RPM International, Inc.	238,200	12,036,246
The Sherwin-Williams Co.	46,981	13,498,111
		64,033,713
Media 3.3%
Comcast Corp., Class A	691,487	42,014,750
Omnicom Group, Inc.	201,390	16,709,328
The Interpublic Group of Cos., Inc.	166,910	3,828,916
The Walt Disney Co.	74,245	7,666,539
		70,219,533
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	176,062	10,739,782
Amgen, Inc.	244,053	38,633,590
Charles River Laboratories International, Inc. *	42,437	3,363,981
Gilead Sciences, Inc.	359,423	31,704,703
Johnson & Johnson	257,250	28,832,580
Merck & Co., Inc.	899,153	49,309,550
Pfizer, Inc.	1,298,658	42,479,103
		205,063,289
Real Estate 3.9%
Equity LifeStyle Properties, Inc.	88,314	6,048,626
Lamar Advertising Co., Class A	190,288	11,805,468
Mid-America Apartment Communities, Inc.	17,941	1,717,133
Security	Number of Shares	Value ($)
Simon Property Group, Inc.	201,107	40,456,695
SL Green Realty Corp.	225,903	23,737,887
		83,765,809
Retailing 6.3%
Amazon.com, Inc. *	64,666	42,653,047
American Eagle Outfitters, Inc.	285,264	4,082,128
Best Buy Co., Inc.	313,984	10,072,607
Lowe's Cos., Inc.	591,220	44,944,544
Target Corp.	184,248	14,647,716
The Home Depot, Inc.	112,159	15,016,968
The TJX Cos., Inc.	41,583	3,152,823
		134,569,833
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	485,694	14,706,815
Lam Research Corp.	26,900	2,055,160
Maxim Integrated Products, Inc.	59,900	2,139,628
Microsemi Corp. *	266,423	9,002,433
ON Semiconductor Corp. *	680,892	6,448,047
Teradyne, Inc.	156,476	2,958,961
		37,311,044
Software & Services 11.6%
Alphabet, Inc., Class A *	61,989	43,880,773
Alphabet, Inc., Class C *	10,791	7,478,271
Citrix Systems, Inc. *	31,000	2,537,040
Computer Sciences Corp.	664,927	22,029,032
CoreLogic, Inc. *	114,548	4,064,163
eBay, Inc. *	378,285	9,241,503
Facebook, Inc., Class A *	199,856	23,499,068
Genpact Ltd. *	81,705	2,278,752
Leidos Holdings, Inc.	390,346	19,365,065
Microsoft Corp.	935,751	46,665,902
Nuance Communications, Inc. *	438,088	7,526,352
Oracle Corp.	109,166	4,351,357
Synopsys, Inc. *	171,023	8,127,013
Take-Two Interactive Software, Inc. *	33,435	1,142,808
Teradata Corp. *	359,820	9,103,446
Vantiv, Inc., Class A *	177,101	9,659,089
VeriSign, Inc. *	96,010	8,295,264
Xerox Corp.	1,964,112	18,855,475
		248,100,373
Technology Hardware & Equipment 4.8%
Apple, Inc.	686,270	64,330,950
Ciena Corp. *	165,502	2,785,399
Cisco Systems, Inc.	926,957	25,482,048
Jabil Circuit, Inc.	281,066	4,879,306
Juniper Networks, Inc.	236,421	5,532,251
		103,009,954
Telecommunication Services 1.4%
AT&T, Inc.	170,224	6,608,096
Verizon Communications, Inc.	463,292	23,600,094
		30,208,190

20    See financial notes

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 1.8%
Delta Air Lines, Inc.	870,769	36,284,944
United Parcel Service, Inc., Class B	19,992	2,100,560
		38,385,504
Utilities 4.7%
Ameren Corp.	47,227	2,266,896
CenterPoint Energy, Inc.	475,101	10,190,916
Entergy Corp.	391,556	29,437,180
FirstEnergy Corp.	233,689	7,615,925
UGI Corp.	1,052,970	42,371,513
Xcel Energy, Inc.	185,570	7,428,367
		99,310,797
Total Common Stock
(Cost $1,939,856,591)		2,128,258,765

Other Investment Companies 0.3% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (b)	3,140,705	3,140,705
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.23% (b)	3,930,350	3,930,350
Total Other Investment Companies
(Cost $7,071,055)		7,071,055

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $1,948,904,696 and the unrealized appreciation and depreciation were $258,048,532 and ($71,623,408), respectively, with a net unrealized appreciation of $186,425,124.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,824,080.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,128,258,765	$—	$—	$2,128,258,765
Other Investment Companies[1]	7,071,055	—	—	7,071,055
Total	$2,135,329,820	$—	$—	$2,135,329,820
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    21

Schwab Core Equity Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $1,942,997,296) including securities on loan of $3,824,080		$2,131,399,470
Collateral invested for securities on loan, at value (cost $3,930,350)	+	3,930,350
Total investments, at value (cost $1,946,927,646)		2,135,329,820
Deposit with broker for futures contracts		2,456,400
Receivables:
Investments sold		19,074,258
Dividends		1,764,201
Fund shares sold		798,910
Income from securities on loan		7,487
Prepaid expenses	+	38,612
Total assets		2,159,469,688
Liabilities
Collateral held for securities on loan		3,930,350
Payables:
Investments bought		19,495,095
Investment adviser and administrator fees		167,229
Shareholder service fees		105,868
Fund shares redeemed		1,838,736
Accrued expenses	+	104,294
Total liabilities		25,641,572
Net Assets
Total assets		2,159,469,688
Total liabilities	–	25,641,572
Net assets		$2,133,828,116
Net Assets by Source
Capital received from investors		1,974,118,905
Net investment income not yet distributed		9,662,312
Net realized capital losses		(38,355,275)
Net unrealized capital appreciation		188,402,174

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,133,828,116		112,863,399		$18.91

22    See financial notes

Schwab Core Equity Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends		$31,682,011
Securities on loan	+	57,415
Total investment income		31,739,426
Expenses
Investment adviser and administrator fees		5,105,748
Shareholder service fees		2,650,308
Shareholder reports		53,932
Proxy fees		40,374
Portfolio accounting fees		38,288
Transfer agent fees		27,999
Registration fees		23,696
Custodian fees		22,341
Professional fees		18,573
Independent trustees' fees		10,248
Interest expense		227
Other expenses	+	14,815
Total expenses		8,006,549
Expense reduction by CSIM and its affiliates	–	27,999
Net expenses	–	7,978,550
Net investment income		23,760,876
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(27,286,048)
Net realized gains on futures contracts	+	1,393,264
Net realized losses		(25,892,784)
Net change in unrealized appreciation (depreciation) on investments		(96,036,504)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(704,063)
Net change in unrealized appreciation (depreciation)	+	(96,740,567)
Net realized and unrealized losses		(122,633,351)
Decrease in net assets resulting from operations		($98,872,475)
See financial notes    23

Schwab Core Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$23,760,876	$30,380,445
Net realized gains (losses)		(25,892,784)	307,255,040
Net change in unrealized appreciation (depreciation)	+	(96,740,567)	(207,380,437)
Increase (decrease) in net assets from operations		(98,872,475)	130,255,048
Distributions to Shareholders
Distributions from net investment income		(37,055,587)	(30,311,016)
Distributions from net realized gains	+	(299,452,225)	(308,068,333)
Total distributions		($336,507,812)	($338,379,349)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,239,502	$156,783,204	12,845,696	$293,750,932
Shares reinvested		12,520,076	244,391,884	10,461,915	236,857,753
Shares redeemed	+	(10,190,080)	(194,843,706)	(11,947,882)	(276,936,418)
Net transactions in fund shares		10,569,498	$206,331,382	11,359,729	$253,672,267
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		102,293,901	$2,362,877,021	90,934,172	$2,317,329,055
Total increase or decrease	+	10,569,498	(229,048,905)	11,359,729	45,547,966
End of period		112,863,399	$2,133,828,116	102,293,901	$2,362,877,021
Net investment income not yet distributed			$9,662,312		$22,957,023
24    See financial notes

Schwab Dividend Equity Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$16.43	$19.17	$18.22	$14.52	$13.15	$12.08
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.29 [1]	0.27	0.32	0.27	0.23
Net realized and unrealized gains (losses)	(0.43)	(0.21)	2.16	3.70	1.38	1.06
Total from investment operations	(0.24)	0.08	2.43	4.02	1.65	1.29
Less distributions:
Distributions from net investment income	(0.19)	(0.27)	(0.29)	(0.32)	(0.28)	(0.22)
Distributions from net realized gains	(1.74)	(2.55)	(1.19)	—	—	—
Total distributions	(1.93)	(2.82)	(1.48)	(0.32)	(0.28)	(0.22)
Net asset value at end of period	$14.26	$16.43	$19.17	$18.22	$14.52	$13.15
Total return	(1.48%) [2]	0.12%	14.26%	27.99%	12.65%	10.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.89% [3]	0.88%	0.89%	0.89%	0.89%	0.89%
Gross operating expenses	0.89% [3]	0.88%	0.89%	0.89%	0.89%	0.89%
Net investment income (loss)	2.65% [3]	1.71%	1.47%	1.97%	1.89%	1.77%
Portfolio turnover rate	28% [2]	73%	72%	64%	55%	31%
Net assets, end of period (x 1,000,000)	$1,681	$1,872	$2,053	$1,804	$1,390	$1,325

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
See financial notes    25

Schwab Dividend Equity Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	1,576,974,273	1,675,853,807
0.2%	Short-Term Investment	3,730,860	3,730,860
99.9%	Total Investments	1,580,705,133	1,679,584,667
0.1%	Other Assets and Liabilities, Net		1,250,575
100.0%	Net Assets		1,680,835,242

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.4%
Ford Motor Co.	753,605	10,218,884
General Motors Co.	62,769	1,996,054
Lear Corp.	104,838	12,069,999
		24,284,937
Banks 12.0%
Bank of America Corp.	1,315,859	19,158,907
Citigroup, Inc.	1,265,513	58,567,942
Citizens Financial Group, Inc.	167,138	3,819,103
Fifth Third Bancorp	1,547,263	28,330,385
Huntington Bancshares, Inc.	430,000	4,325,800
JPMorgan Chase & Co.	1,100,975	69,581,620
MGIC Investment Corp. *	564,698	4,082,767
Radian Group, Inc.	273,791	3,501,787
Regions Financial Corp.	376,400	3,530,632
Wells Fargo & Co.	137,174	6,855,956
		201,754,899
Capital Goods 8.3%
AECOM *	30,050	976,325
Allison Transmission Holdings, Inc.	190,831	5,497,841
BWX Technologies, Inc.	282,691	9,439,052
Carlisle Cos., Inc.	242,327	24,693,121
Fluor Corp.	59,968	3,277,851
General Electric Co.	534,884	16,447,683
Huntington Ingalls Industries, Inc.	126,856	18,364,943
Illinois Tool Works, Inc.	41,648	4,353,049
Jacobs Engineering Group, Inc. *	72,872	3,248,634
KBR, Inc.	427,837	6,657,144
Kennametal, Inc.	72,048	1,684,482
Owens Corning	66,523	3,064,715
Security	Number of Shares	Value ($)
Quanta Services, Inc. *	40,972	971,856
Spirit AeroSystems Holdings, Inc., Class A *	251,634	11,864,543
Stanley Black & Decker, Inc.	230,843	25,835,949
The Toro Co.	29,052	2,511,545
		138,888,733
Commercial & Professional Supplies 1.4%
R.R. Donnelley & Sons Co.	1,307,128	22,744,027
Consumer Services 1.9%
Darden Restaurants, Inc.	388,504	24,184,374
Six Flags Entertainment Corp.	70,587	4,238,750
Vail Resorts, Inc.	31,113	4,033,489
		32,456,613
Diversified Financials 5.2%
Ally Financial, Inc. *	317,351	5,652,021
Berkshire Hathaway, Inc., Class B *	59,330	8,631,329
Discover Financial Services	159,301	8,963,867
Janus Capital Group, Inc.	304,748	4,449,321
Lazard Ltd., Class A	227,446	8,199,428
Morningstar, Inc.	12,765	1,062,048
Nasdaq, Inc.	44,619	2,753,439
Synchrony Financial *	443,546	13,559,201
The Bank of New York Mellon Corp.	144,429	5,811,823
Voya Financial, Inc.	898,634	29,178,646
		88,261,123
Energy 13.3%
California Resources Corp.	8,308	18,278
Chevron Corp.	376,315	38,451,867
ConocoPhillips	277,854	13,278,643
CVR Energy, Inc.	116,125	2,819,515
Devon Energy Corp.	225,859	7,832,790
Exxon Mobil Corp.	732,899	64,788,272
FMC Technologies, Inc. *	211,482	6,448,086
HollyFrontier Corp.	47,138	1,678,113
Marathon Petroleum Corp.	219,677	8,584,977
Murphy Oil Corp.	231,301	8,266,698
Noble Corp. plc	610,378	6,854,545
Occidental Petroleum Corp.	88,750	6,802,687
Patterson-UTI Energy, Inc.	461,111	9,106,942
Rowan Cos. plc, Class A	275,353	5,179,390
Schlumberger Ltd.	21,356	1,715,741
Superior Energy Services, Inc.	631,591	10,648,624
Tesoro Corp.	37,307	2,972,995
Valero Energy Corp.	373,363	21,979,880
Western Refining, Inc.	90,316	2,416,856
World Fuel Services Corp.	81,624	3,814,289
		223,659,188
Food & Staples Retailing 2.0%
The Kroger Co.	321,860	11,390,625
Wal-Mart Stores, Inc.	331,489	22,166,670
		33,557,295

26    See financial notes

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.5%
Bunge Ltd.	166,582	10,411,375
ConAgra Foods, Inc.	232,492	10,359,844
Dr Pepper Snapple Group, Inc.	178,495	16,226,980
PepsiCo, Inc.	196,344	20,215,578
Tyson Foods, Inc., Class A	26,441	1,740,347
		58,954,124
Health Care Equipment & Services 5.3%
Allscripts Healthcare Solutions, Inc. *	432,551	5,796,183
AmerisourceBergen Corp.	251,024	21,362,142
C.R. Bard, Inc.	116,684	24,756,844
Cardinal Health, Inc.	230,054	18,050,037
Hologic, Inc. *	374,529	12,580,429
Molina Healthcare, Inc. *	128,619	6,657,320
		89,202,955
Household & Personal Products 0.8%
Spectrum Brands Holdings, Inc.	4,901	556,754
The Procter & Gamble Co.	154,319	12,364,038
		12,920,792
Insurance 4.6%
American Financial Group, Inc.	15,905	1,099,194
Aspen Insurance Holdings Ltd.	12,722	589,665
Axis Capital Holdings Ltd.	77,656	4,136,735
Everest Re Group Ltd.	10,792	1,995,441
Loews Corp.	152,851	6,065,128
MetLife, Inc.	264,412	11,924,981
Prudential Financial, Inc.	57,568	4,469,579
Reinsurance Group of America, Inc.	35,139	3,345,936
The Allstate Corp.	206,297	13,419,620
The Travelers Cos., Inc.	254,328	27,950,647
Unum Group	49,071	1,678,719
		76,675,645
Materials 4.1%
International Paper Co.	370,338	16,024,525
PolyOne Corp.	163,956	5,899,137
RPM International, Inc.	418,865	21,165,249
Steel Dynamics, Inc.	820,706	20,689,998
The Sherwin-Williams Co.	19,028	5,466,935
		69,245,844
Media 0.1%
Omnicom Group, Inc.	21,980	1,823,681
Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Amgen, Inc.	129,338	20,474,205
Gilead Sciences, Inc.	143,953	12,698,094
Johnson & Johnson	146,248	16,391,476
Merck & Co., Inc.	514,894	28,236,787
Pfizer, Inc.	1,553,364	50,810,537
		128,611,099
Security	Number of Shares	Value ($)
Real Estate 5.5%
CBL & Associates Properties, Inc.	157,146	1,835,465
Empire State Realty Trust, Inc., Class A	91,647	1,696,386
Equity LifeStyle Properties, Inc.	186,727	12,788,932
Essex Property Trust, Inc.	6,306	1,390,158
Healthcare Trust of America, Inc., Class A	136,057	3,930,687
Kimco Realty Corp.	39,465	1,109,756
Lamar Advertising Co., Class A	313,370	19,441,475
Mid-America Apartment Communities, Inc.	55,341	5,296,687
Post Properties, Inc.	35,554	2,039,377
Prologis, Inc.	17,518	795,492
Retail Properties of America, Inc., Class A	505,926	8,089,757
Simon Property Group, Inc.	68,893	13,859,205
SL Green Realty Corp.	193,705	20,354,521
		92,627,898
Retailing 1.3%
Amazon.com, Inc. *	8,826	5,821,541
American Eagle Outfitters, Inc.	255,832	3,660,956
Best Buy Co., Inc.	156,519	5,021,130
Chico's FAS, Inc.	211,921	2,672,324
Lowe's Cos., Inc.	57,600	4,378,752
		21,554,703
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	1,070,970	32,428,972
Teradyne, Inc.	140,305	2,653,167
		35,082,139
Software & Services 3.3%
Citrix Systems, Inc. *	56,837	4,651,540
Computer Sciences Corp.	282,796	9,369,032
Leidos Holdings, Inc.	321,465	15,947,879
Microsoft Corp.	386,090	19,254,308
Nuance Communications, Inc. *	192,002	3,298,594
Xerox Corp.	258,734	2,483,846
		55,005,199
Technology Hardware & Equipment 3.7%
Apple, Inc.	222,071	20,816,935
Cisco Systems, Inc.	883,316	24,282,357
Hewlett Packard Enterprise Co.	76,465	1,273,907
HP, Inc.	497,396	6,103,049
Jabil Circuit, Inc.	408,246	7,087,150
Juniper Networks, Inc.	74,649	1,746,787
SYNNEX Corp.	8,209	677,817
		61,988,002
Telecommunication Services 1.3%
AT&T, Inc.	147,631	5,731,035
Verizon Communications, Inc.	303,990	15,485,251
		21,216,286

See financial notes    27

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 2.5%
Delta Air Lines, Inc.	470,316	19,598,068
United Parcel Service, Inc., Class B	217,206	22,821,834
		42,419,902
Utilities 8.5%
American Electric Power Co., Inc.	297,295	18,878,232
CenterPoint Energy, Inc.	927,982	19,905,214
Entergy Corp.	456,216	34,298,319
Exelon Corp.	193,822	6,801,214
FirstEnergy Corp.	475,926	15,510,428
UGI Corp.	860,733	34,635,896
Xcel Energy, Inc.	321,994	12,889,420
		142,918,723
Total Common Stock
(Cost $1,576,974,273)		1,675,853,807
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (a)	3,730,860	3,730,860
Total Short-Term Investment
(Cost $3,730,860)		3,730,860

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $1,580,705,169 and the unrealized appreciation and depreciation were $178,624,642 and ($79,745,144), respectively, with a net unrealized appreciation of $98,879,498.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,675,853,807	$—	$—	$1,675,853,807
Short-Term Investment[1]	—	3,730,860	—	3,730,860
Total	$1,675,853,807	$3,730,860	$—	$1,679,584,667
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
28    See financial notes

Schwab Dividend Equity Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $1,580,705,133)		$1,679,584,667
Receivables:
Investments sold		2,050,584
Dividends		1,561,125
Fund shares sold		823,128
Interest		17
Prepaid expenses	+	15,264
Total assets		1,684,034,785
Liabilities
Payables:
Investments bought		1,657,476
Investment adviser and administrator fees		173,537
Shareholder service fees		70,032
Fund shares redeemed		1,206,894
Accrued expenses	+	91,604
Total liabilities		3,199,543
Net Assets
Total assets		1,684,034,785
Total liabilities	–	3,199,543
Net assets		$1,680,835,242
Net Assets by Source
Capital received from investors		1,610,585,559
Net investment income not yet distributed		1,001,794
Net realized capital losses		(29,631,645)
Net unrealized capital appreciation		98,879,534

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,680,835,242		117,852,565		$14.26

See financial notes    29

Schwab Dividend Equity Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends		$30,165,296
Interest	+	4,895
Total investment income		30,170,191
Expenses
Investment adviser and administrator fees		5,292,257
Shareholder service fees		2,083,154
Shareholder reports		50,142
Proxy fees		36,470
Portfolio accounting fees		35,791
Professional fees		20,003
Transfer agent fees		19,373
Custodian fees		19,342
Registration fees		18,252
Independent trustees' fees		9,038
Interest expense		54
Other expenses	+	12,461
Total expenses		7,596,337
Expense reduction by CSIM and its affiliates	–	19,373
Net expenses	–	7,576,964
Net investment income		22,593,227
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(30,792,568)
Net realized gains on futures contracts	+	520,226
Net realized losses		(30,272,342)
Net change in unrealized appreciation (depreciation) on investments		(21,535,179)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(481,727)
Net change in unrealized appreciation (depreciation)	+	(22,016,906)
Net realized and unrealized losses		(52,289,248)
Decrease in net assets resulting from operations		($29,696,021)
30    See financial notes

Schwab Dividend Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$22,593,227	$33,911,486
Net realized gains (losses)		(30,272,342)	194,016,375
Net change in unrealized appreciation (depreciation)	+	(22,016,906)	(221,097,083)
Increase (decrease) in net assets from operations		(29,696,021)	6,830,778
Distributions to Shareholders
Distributions from net investment income		(22,178,645)	(31,258,036)
Distributions from net realized gains	+	(195,568,378)	(272,348,613)
Total distributions		($217,747,023)	($303,606,649)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,033,127	$97,936,211	14,692,885	$248,859,127
Shares reinvested		10,557,354	151,366,960	12,419,993	210,709,144
Shares redeemed	+	(13,652,542)	(192,907,749)	(20,322,510)	(344,140,463)
Net transactions in fund shares		3,937,939	$56,395,422	6,790,368	$115,427,808
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		113,914,626	$1,871,882,864	107,124,258	$2,053,230,927
Total increase or decrease	+	3,937,939	(191,047,622)	6,790,368	(181,348,063)
End of period		117,852,565	$1,680,835,242	113,914,626	$1,871,882,864
Net investment income not yet distributed			$1,001,794		$587,212
See financial notes    31

Schwab Large-Cap Growth Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$17.68	$18.38	$15.66	$12.48	$11.18	$10.48
Income (loss) from investment operations:
Net investment income (loss)	0.11 [1]	0.13 [1]	0.11	0.14	0.07	0.07
Net realized and unrealized gains (losses)	(0.64)	1.08	2.70	3.17	1.29	0.69
Total from investment operations	(0.53)	1.21	2.81	3.31	1.36	0.76
Less distributions:
Distributions from net investment income	(0.20)	(0.09)	(0.09)	(0.13)	(0.06)	(0.06)
Distributions from net realized gains	(2.36)	(1.82)	—	—	—	—
Total distributions	(2.56)	(1.91)	(0.09)	(0.13)	(0.06)	(0.06)
Net asset value at end of period	$14.59	$17.68	$18.38	$15.66	$12.48	$11.18
Total return	(3.49%) [2]	7.00%	18.06%	26.76%	12.18%	7.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.00% [3],[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Gross operating expenses	1.05% [3]	1.03%	1.04%	1.05%	1.05%	1.05%
Net investment income (loss)	1.48% [3]	0.75%	0.60%	1.00%	0.53%	0.56%
Portfolio turnover rate	33% [2]	90%	82%	87%	79%	62%
Net assets, end of period (x 1,000,000)	$224	$251	$256	$253	$217	$213

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.
32    See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	203,497,987	223,401,551
99.9%	Total Investments	203,497,987	223,401,551
0.1%	Other Assets and Liabilities, Net		328,121
100.0%	Net Assets		223,729,672

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.4%
Lear Corp.	26,517	3,052,902
Banks 2.0%
Citigroup, Inc.	49,643	2,297,478
MGIC Investment Corp. *	24,964	180,490
Radian Group, Inc.	152,438	1,949,682
		4,427,650
Capital Goods 7.7%
AECOM *	7,793	253,195
Babcock & Wilcox Enterprises, Inc. *	6,252	142,858
BWX Technologies, Inc.	125,021	4,174,451
Carlisle Cos., Inc.	42,938	4,375,382
Huntington Ingalls Industries, Inc.	20,074	2,906,113
Owens Corning	14,991	690,635
Spirit AeroSystems Holdings, Inc., Class A *	75,844	3,576,045
The Toro Co.	13,877	1,199,667
		17,318,346
Commercial & Professional Supplies 1.4%
R.R. Donnelley & Sons Co.	177,400	3,086,760
Consumer Durables & Apparel 1.3%
Carter's, Inc.	3,654	389,772
Michael Kors Holdings Ltd. *	27,132	1,401,639
Wolverine World Wide, Inc.	63,229	1,198,190
		2,989,601
Security	Number of Shares	Value ($)
Consumer Services 2.9%
Darden Restaurants, Inc.	57,752	3,595,062
Six Flags Entertainment Corp.	12,888	773,925
Vail Resorts, Inc.	15,574	2,019,013
		6,388,000
Diversified Financials 1.7%
Ally Financial, Inc. *	77,464	1,379,634
Voya Financial, Inc.	77,036	2,501,359
		3,880,993
Energy 1.2%
CVR Energy, Inc.	12,427	301,727
FMC Technologies, Inc. *	30,714	936,470
Tesoro Corp.	5,852	466,346
Valero Energy Corp.	15,632	920,256
		2,624,799
Food & Staples Retailing 2.0%
The Kroger Co.	124,839	4,418,052
Food, Beverage & Tobacco 8.0%
Altria Group, Inc.	10,957	687,113
Bunge Ltd.	19,749	1,234,312
Campbell Soup Co.	20,318	1,253,824
ConAgra Foods, Inc.	29,578	1,317,996
Dr Pepper Snapple Group, Inc.	48,571	4,415,590
PepsiCo, Inc.	73,369	7,554,072
Post Holdings, Inc. *	8,393	602,953
Tyson Foods, Inc., Class A	11,906	783,653
		17,849,513
Health Care Equipment & Services 7.3%
Allscripts Healthcare Solutions, Inc. *	49,719	666,235
AmerisourceBergen Corp.	52,949	4,505,960
C.R. Bard, Inc.	17,619	3,738,223
Cardinal Health, Inc.	23,081	1,810,935
Express Scripts Holding Co. *	1,972	145,395
Hologic, Inc. *	107,179	3,600,143
Molina Healthcare, Inc. *	37,421	1,936,911
		16,403,802
Insurance 1.6%
American Financial Group, Inc.	34,328	2,372,408
Reinsurance Group of America, Inc.	12,017	1,144,259
		3,516,667
Materials 2.8%
Cabot Corp.	28,083	1,370,170
RPM International, Inc.	59,088	2,985,717
Steel Dynamics, Inc.	76,421	1,926,573
		6,282,460

See financial notes    33

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 6.0%
Comcast Corp., Class A	117,434	7,135,290
Live Nation Entertainment, Inc. *	18,347	394,094
Omnicom Group, Inc.	56,624	4,698,093
Scripps Networks Interactive, Inc., Class A	11,277	703,121
The Interpublic Group of Cos., Inc.	18,266	419,022
		13,349,620
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	52,782	3,219,702
Amgen, Inc.	39,275	6,217,233
Bruker Corp.	31,316	886,243
Eli Lilly & Co.	3,463	261,560
Gilead Sciences, Inc.	53,298	4,701,417
Jazz Pharmaceuticals plc *	4,412	664,888
Johnson & Johnson	7,654	857,860
Merck & Co., Inc.	52,639	2,886,723
Myriad Genetics, Inc. *	6,512	234,432
VWR Corp. *	4,346	115,777
Zoetis, Inc.	14,806	696,326
		20,742,161
Real Estate 2.5%
Empire State Realty Trust, Inc., Class A	40,791	755,042
Equity LifeStyle Properties, Inc.	7,170	491,073
Lamar Advertising Co., Class A	70,832	4,394,417
		5,640,532
Retailing 9.3%
Amazon.com, Inc. *	13,697	9,034,404
American Eagle Outfitters, Inc.	14,361	205,506
Best Buy Co., Inc.	44,825	1,437,986
Chico's FAS, Inc.	45,151	569,354
Genuine Parts Co.	2,819	270,539
Lowe's Cos., Inc.	73,493	5,586,938
Target Corp.	18,320	1,456,440
The Home Depot, Inc.	17,145	2,295,544
		20,856,711
Semiconductors & Semiconductor Equipment 1.5%
Intel Corp.	47,878	1,449,746
Microsemi Corp. *	46,958	1,586,711
Teradyne, Inc.	14,885	281,475
		3,317,932
Software & Services 18.1%
Alphabet, Inc., Class A *	12,427	8,796,825
Citrix Systems, Inc. *	13,954	1,141,995
Computer Sciences Corp.	78,527	2,601,599
Security	Number of Shares	Value ($)
CoreLogic, Inc. *	12,603	447,154
eBay, Inc. *	8,983	219,455
Facebook, Inc., Class A *	43,557	5,121,432
GoDaddy, Inc., Class A *	25,829	784,427
Leidos Holdings, Inc.	82,978	4,116,538
Mentor Graphics Corp.	33,110	660,876
Microsoft Corp.	70,461	3,513,890
Nuance Communications, Inc. *	166,071	2,853,100
Rackspace Hosting, Inc. *	11,954	273,388
Sabre Corp.	8,960	259,392
Take-Two Interactive Software, Inc. *	46,910	1,603,384
Teradata Corp. *	64,313	1,627,119
The Western Union Co.	24,819	496,380
Vantiv, Inc., Class A *	69,172	3,772,641
Visa, Inc., Class A	14,725	1,137,359
Xerox Corp.	115,820	1,111,872
		40,538,826
Technology Hardware & Equipment 5.9%
Apple, Inc.	121,568	11,395,784
Ciena Corp. *	89,542	1,506,992
Cisco Systems, Inc.	2,958	81,316
SYNNEX Corp.	2,744	226,572
		13,210,664
Telecommunication Services 1.1%
Verizon Communications, Inc.	49,234	2,507,980
Transportation 2.9%
Alaska Air Group, Inc.	7,796	549,072
Delta Air Lines, Inc.	104,967	4,373,975
JetBlue Airways Corp. *	19,365	383,234
Matson, Inc.	16,324	634,677
United Parcel Service, Inc., Class B	5,429	570,425
		6,511,383
Utilities 2.0%
FirstEnergy Corp.	20,951	682,793
UGI Corp.	94,518	3,803,404
		4,486,197
Total Common Stock
(Cost $203,497,987)		223,401,551

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $203,498,004 and the unrealized appreciation and depreciation were $30,183,897 and ($10,280,350), respectively, with a net unrealized appreciation of $19,903,547.
*	Non-income producing security.

34    See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$223,401,551	$—	$—	$223,401,551
Total	$223,401,551	$—	$—	$223,401,551
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    35

Schwab Large-Cap Growth Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $203,497,987)		$223,401,551
Deposit with broker for futures contracts		216,200
Receivables:
Investments sold		2,681,750
Dividends		134,683
Fund shares sold		122,123
Income from securities on loan		62
Prepaid expenses	+	9,096
Total assets		226,565,465
Liabilities
Payables:
Investments bought		2,308,227
Investment adviser and administrator fees		25,199
Shareholder service fees		9,675
Fund shares redeemed		233,364
Due to custodian		210,726
Accrued expenses	+	48,602
Total liabilities		2,835,793
Net Assets
Total assets		226,565,465
Total liabilities	–	2,835,793
Net assets		$223,729,672
Net Assets by Source
Capital received from investors		202,147,182
Net investment income not yet distributed		505,516
Net realized capital gains		1,173,410
Net unrealized capital appreciation		19,903,564

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$223,729,672		15,338,740		$14.59

36    See financial notes

Schwab Large-Cap Growth Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends		$2,823,777
Interest		505
Securities on loan	+	1,752
Total investment income		2,826,034
Expenses
Investment adviser and administrator fees		823,330
Shareholder service fees		278,912
Portfolio accounting fees		20,105
Shareholder reports		18,126
Professional fees		17,775
Proxy fees		13,788
Transfer agent fees		13,304
Registration fees		11,492
Custodian fees		4,973
Independent trustees' fees		4,587
Other expenses	+	1,297
Total expenses		1,207,689
Expense reduction by CSIM and its affiliates	–	61,823
Net expenses	–	1,145,866
Net investment income		1,680,168
Realized and Unrealized Gains (Losses)
Net realized gains on investments		1,264,899
Net realized losses on futures contracts	+	(47,097)
Net realized gains		1,217,802
Net change in unrealized appreciation (depreciation) on investments		(11,446,687)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(61,760)
Net change in unrealized appreciation (depreciation)	+	(11,508,447)
Net realized and unrealized losses		(10,290,645)
Decrease in net assets resulting from operations		($8,610,477)
See financial notes    37

Schwab Large-Cap Growth Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$1,680,168	$1,929,006
Net realized gains		1,217,802	32,941,638
Net change in unrealized appreciation (depreciation)	+	(11,508,447)	(17,462,462)
Increase (decrease) in net assets from operations		(8,610,477)	17,408,182
Distributions to Shareholders
Distributions from net investment income		(2,760,714)	(1,230,983)
Distributions from net realized gains	+	(33,117,333)	(25,103,219)
Total distributions		($35,878,047)	($26,334,202)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,072,044	$15,853,988	1,525,412	$26,545,521
Shares reinvested		1,409,350	21,238,901	883,607	14,985,971
Shares redeemed	+	(1,332,259)	(19,744,737)	(2,147,036)	(37,713,740)
Net transactions in fund shares		1,149,135	$17,348,152	261,983	$3,817,752
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,189,605	$250,870,044	13,927,622	$255,978,312
Total increase or decrease	+	1,149,135	(27,140,372)	261,983	(5,108,268)
End of period		15,338,740	$223,729,672	14,189,605	$250,870,044
Net investment income not yet distributed			$505,516		$1,586,062
38    See financial notes

Schwab Small-Cap Equity Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$21.19	$25.11	$24.87	$17.72	$15.61	$13.96
Income (loss) from investment operations:
Net investment income (loss)	0.05 [1]	0.05 [1]	(0.02)	0.09	0.02	(0.01)
Net realized and unrealized gains (losses)	(0.73)	0.63	2.71	7.16	2.10	1.66
Total from investment operations	(0.68)	0.68	2.69	7.25	2.12	1.65
Less distributions:
Distributions from net investment income	(0.04)	(0.02)	(0.07)	(0.10)	(0.01)	—
Distributions from net realized gains	(2.53)	(4.58)	(2.38)	—	—	—
Total distributions	(2.57)	(4.60)	(2.45)	(0.10)	(0.01)	—
Net asset value at end of period	$17.94	$21.19	$25.11	$24.87	$17.72	$15.61
Total return	(3.23%) [2]	3.01%	11.67%	41.10%	13.57%	11.82%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.10% [3]	1.09%	1.10%	1.10%	1.12%	1.11%
Gross operating expenses	1.10% [3]	1.09%	1.10%	1.11%	1.12%	1.12%
Net investment income (loss)	0.55% [3]	0.22%	(0.10%)	0.42%	0.11%	(0.05%)
Portfolio turnover rate	38% [2]	95%	103%	84%	101%	72%
Net assets, end of period (x 1,000,000)	$588	$630	$666	$590	$388	$226

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
See financial notes    39

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	574,670,754	583,397,853
3.7%	Other Investment Company	21,775,839	21,775,839
0.4%	Short-Term Investment	2,174,490	2,174,490
103.4%	Total Investments	598,621,083	607,348,182
(3.4%)	Other Assets and Liabilities, Net		(19,804,666)
100.0%	Net Assets		587,543,516

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 2.5%
American Axle & Manufacturing Holdings, Inc. *	377,959	5,862,144
Dana Holding Corp.	149,855	1,937,625
Tenneco, Inc. *	124,196	6,619,647
		14,419,416
Banks 10.4%
1st Source Corp.	35,101	1,208,878
Banc of California, Inc.	281,820	5,735,037
BancFirst Corp.	13,210	823,908
Camden National Corp.	14,621	636,160
CenterState Banks, Inc.	9,039	147,245
Central Pacific Financial Corp.	7,126	166,321
Chemical Financial Corp.	4,588	176,454
Community Trust Bancorp, Inc.	4,493	161,164
Enterprise Financial Services Corp.	5,349	146,402
Essent Group Ltd. *	171,109	3,494,046
Farmers Capital Bank Corp.	2,672	75,110
Federal Agricultural Mortgage Corp., Class C	71,919	2,925,665
Financial Institutions, Inc.	5,385	150,780
First Bancorp (North Carolina)	14,300	291,720
First BanCorp (Puerto Rico) *	1,059,719	4,132,904
First Citizens BancShares, Inc., Class A	4,287	1,093,185
First Community Bancshares, Inc.	27,051	562,931
First Defiance Financial Corp.	10,948	433,322
First Financial Corp.	51,845	1,836,868
First Interstate BancSystem, Inc., Class A	28,960	784,816
First Midwest Bancorp, Inc.	7,437	137,436
Security	Number of Shares	Value ($)
Great Southern Bancorp, Inc.	5,287	200,166
Great Western Bancorp, Inc.	73,760	2,324,915
Heartland Financial USA, Inc.	17,026	570,541
International Bancshares Corp.	164,585	4,310,481
MainSource Financial Group, Inc.	29,140	636,709
MGIC Investment Corp. *	766,064	5,538,643
MidWestOne Financial Group, Inc.	2,163	61,343
NBT Bancorp, Inc.	7,853	222,554
Opus Bank	3,911	141,265
Preferred Bank	31,993	1,016,098
Radian Group, Inc.	454,710	5,815,741
Republic Bancorp, Inc., Class A	40,136	1,096,114
Sierra Bancorp	27,373	482,038
Synovus Financial Corp.	33,960	1,058,194
TCF Financial Corp.	467,616	6,378,282
TriState Capital Holdings, Inc. *	26,875	359,050
Triumph Bancorp, Inc. *	34,457	547,522
United Community Banks, Inc.	187,305	3,770,450
Waterstone Financial, Inc.	46,541	652,505
WSFS Financial Corp.	14,072	480,418
		60,783,381
Capital Goods 7.7%
Accuride Corp. *	167,189	270,846
Aegion Corp. *	20,007	424,749
Aerojet Rocketdyne Holdings, Inc. *	118,180	2,141,422
Allied Motion Technologies, Inc.	2,130	45,902
Altra Industrial Motion Corp.	20,400	585,480
BWX Technologies, Inc.	171,902	5,739,808
Comfort Systems USA, Inc.	61,944	1,826,729
Commercial Vehicle Group, Inc. *	66,418	170,694
Cubic Corp.	19,275	801,262
EMCOR Group, Inc.	103,646	5,024,758
General Cable Corp.	211,465	3,307,313
Global Brass & Copper Holdings, Inc.	97,379	2,638,971
Hurco Cos., Inc.	9,200	297,896
John Bean Technologies Corp.	87,360	4,554,950
Kadant, Inc.	20,540	972,569
L.B. Foster Co., Class A	10,746	211,481
MasTec, Inc. *	8,386	190,027
Meritor, Inc. *	210,226	1,786,921
Moog, Inc., Class A *	32,357	1,580,963
National Presto Industries, Inc.	13,791	1,202,437
The Greenbrier Cos., Inc. (a)	76,756	2,301,912
Vectrus, Inc. *	92,604	1,996,542
Wabash National Corp. *	509,661	7,262,669
		45,336,301
Commercial & Professional Supplies 3.9%
ACCO Brands Corp. *	53,714	512,431
ARC Document Solutions, Inc. *	30,710	126,525
Deluxe Corp.	30,273	1,900,539
Ennis, Inc.	189,823	3,709,141
Heidrick & Struggles International, Inc.	53,646	1,058,436
Interface, Inc.	46,237	786,954
Kforce, Inc.	41,508	789,067
Quad Graphics, Inc.	485,387	6,091,607

40    See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Brink's Co.	173,420	5,868,533
TrueBlue, Inc. *	104,891	1,960,413
		22,803,646
Consumer Durables & Apparel 1.5%
CSS Industries, Inc.	20,620	576,535
Culp, Inc.	30,041	788,276
JAKKS Pacific, Inc. *(a)	393,593	2,951,948
Johnson Outdoors, Inc., Class A	7,100	171,323
Libbey, Inc.	44,244	822,938
NACCO Industries, Inc., Class A	6,561	390,511
Nautilus, Inc. *	47,323	834,778
Perry Ellis International, Inc. *	112,646	2,145,906
ZAGG, Inc. *	30,831	246,956
		8,929,171
Consumer Services 3.7%
Ascent Capital Group, Inc., Class A *	43,779	659,749
Bloomin' Brands, Inc.	219,298	4,100,873
Brinker International, Inc.	62,978	2,917,141
Capella Education Co.	19,655	1,087,118
Carrols Restaurant Group, Inc. *	100,190	1,393,643
Diamond Resorts International, Inc. *(a)	122,281	2,593,580
Isle of Capri Casinos, Inc. *	164,972	2,458,083
K12, Inc. *	223,431	2,745,967
Regis Corp. *	122,556	1,675,340
Ruby Tuesday, Inc. *	142,609	627,480
Strayer Education, Inc. *	34,996	1,737,201
		21,996,175
Diversified Financials 3.0%
Calamos Asset Management, Inc., Class A	78,751	648,908
GAIN Capital Holdings, Inc.	93,629	641,359
Interactive Brokers Group, Inc., Class A	140,190	5,327,220
KCG Holdings, Inc., Class A *	521,624	7,146,249
Marlin Business Services Corp.	39,303	581,291
Nelnet, Inc., Class A	29,304	1,228,131
Regional Management Corp. *	97,682	1,613,707
Westwood Holdings Group, Inc.	3,268	188,073
World Acceptance Corp. *(a)	11,133	483,061
		17,857,999
Energy 3.5%
Alon USA Energy, Inc.	313,065	3,287,182
Archrock, Inc.	163,484	1,610,317
Atwood Oceanics, Inc. (a)	67,050	647,703
Cloud Peak Energy, Inc. *	95,161	210,306
CVR Energy, Inc.	54,440	1,321,803
Delek US Holdings, Inc.	5,514	87,617
Exterran Corp. *	14,594	223,288
Matrix Service Co. *	126,707	2,387,160
McDermott International, Inc. *	33,315	151,250
Natural Gas Services Group, Inc. *	5,346	122,905
Navios Maritime Acquisition Corp.	106,690	205,912
Par Pacific Holdings, Inc. *	57,645	1,101,596
Parker Drilling Co. *	276,630	846,488
Security	Number of Shares	Value ($)
Pioneer Energy Services Corp. *	459,778	1,429,910
RigNet, Inc. *	18,195	311,135
Teekay Corp.	91,241	1,021,899
TETRA Technologies, Inc. *	486,041	3,499,495
Western Refining, Inc.	80,101	2,143,503
		20,609,469
Food & Staples Retailing 0.9%
SpartanNash, Co.	97,434	2,698,921
SUPERVALU, Inc. *	442,562	2,226,087
Village Super Market, Inc., Class A	24,752	603,949
		5,528,957
Food, Beverage & Tobacco 2.8%
Cal-Maine Foods, Inc. (a)	77,115	3,914,357
Darling Ingredients, Inc. *	36,461	528,320
Dean Foods Co.	377,654	6,506,978
Farmer Brothers Co. *	73,417	2,217,928
Fresh Del Monte Produce, Inc.	3,985	172,391
John B. Sanfilippo & Son, Inc.	30,010	1,660,453
Universal Corp.	24,921	1,359,441
		16,359,868
Health Care Equipment & Services 4.8%
Accuray, Inc. *	194,805	1,044,155
Alliance HealthCare Services, Inc. *	8,250	59,317
Allscripts Healthcare Solutions, Inc. *	369,990	4,957,866
AngioDynamics, Inc. *	19,638	240,565
Atrion Corp.	172	68,336
Cantel Medical Corp.	1,824	122,190
Civitas Solutions, Inc. *	19,759	395,970
Cross Country Healthcare, Inc. *	20,645	256,617
CryoLife, Inc.	7,332	90,917
Cynosure, Inc., Class A *	7,020	343,559
Exactech, Inc. *	14,757	335,574
Five Star Quality Care, Inc. *	42,845	104,542
Haemonetics Corp. *	94,841	3,075,694
Inogen, Inc. *	9,450	461,727
Integra LifeSciences Holdings Corp. *	48,337	3,423,226
Invacare Corp.	8,848	99,452
Merit Medical Systems, Inc. *	162,014	3,280,783
Molina Healthcare, Inc. *	7,134	369,256
National HealthCare Corp.	8,700	560,715
Natus Medical, Inc. *	3,688	117,537
NxStage Medical, Inc. *	165,194	2,662,927
Quality Systems, Inc.	112,365	1,582,099
RadNet, Inc. *	322,538	1,628,817
RTI Surgical, Inc. *	95,298	380,239
SurModics, Inc. *	54,803	1,102,636
Triple-S Management Corp., Class B *	59,765	1,556,281
Utah Medical Products, Inc.	1,991	133,198
		28,454,195
Household & Personal Products 0.3%
Central Garden & Pet Co., Class A *	9,964	162,314
Natural Health Trends Corp. (a)	2,650	95,903

See financial notes    41

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Oil-Dri Corp. of America	4,619	154,090
USANA Health Sciences, Inc. *	13,528	1,602,256
		2,014,563
Insurance 2.3%
Ambac Financial Group, Inc. *	11,023	178,903
American Equity Investment Life Holding Co.	162,970	2,281,580
Employers Holdings, Inc.	8,609	255,687
Hallmark Financial Services, Inc. *	7,085	79,990
Heritage Insurance Holdings, Inc.	93,004	1,236,023
Maiden Holdings Ltd.	421,358	5,153,208
National Western Life Group, Inc., Class A	5,980	1,295,866
Selective Insurance Group, Inc.	82,967	2,879,785
		13,361,042
Materials 2.0%
AEP Industries, Inc.	25,706	1,584,261
Chase Corp.	2,598	146,241
Domtar Corp.	1,258	48,609
Innospec, Inc.	8,039	388,766
Koppers Holdings, Inc. *	135,275	3,399,461
OMNOVA Solutions, Inc. *	33,533	239,761
SunCoke Energy, Inc.	107,342	797,551
Tredegar Corp.	25,888	413,172
Trinseo S.A. *	113,426	4,853,499
		11,871,321
Media 0.9%
New Media Investment Group, Inc.	133,488	2,142,482
Sinclair Broadcast Group, Inc., Class A	36,226	1,161,768
Starz, Class A *	57,344	1,560,330
World Wrestling Entertainment, Inc., Class A (a)	13,240	220,314
		5,084,894
Pharmaceuticals, Biotechnology & Life Sciences 11.3%
Acorda Therapeutics, Inc. *	159,260	4,116,871
Aegerion Pharmaceuticals, Inc. *	163,728	466,625
AMAG Pharmaceuticals, Inc. *	120,616	3,198,736
BioSpecifics Technologies Corp. *	36,710	1,305,408
Catalent, Inc. *	200,933	5,933,552
Cepheid *	72,182	2,060,074
Concert Pharmaceuticals, Inc. *	17,504	244,006
Depomed, Inc. *	77,740	1,351,121
Emergent BioSolutions, Inc. *	161,176	6,208,500
Enanta Pharmaceuticals, Inc. *	56,897	1,661,392
Five Prime Therapeutics, Inc. *	8,480	403,563
Genomic Health, Inc. *	14,921	392,124
Halozyme Therapeutics, Inc. *	8,126	85,729
Heska Corp. *	8,326	254,776
Impax Laboratories, Inc. *	51,023	1,701,617
INC Research Holdings, Inc., Class A *	92,261	4,440,522
Insys Therapeutics, Inc. *(a)	70,533	1,022,023
Ligand Pharmaceuticals, Inc. *	10,482	1,266,959
Momenta Pharmaceuticals, Inc. *	63,393	602,867
Security	Number of Shares	Value ($)
Myriad Genetics, Inc. *	160,661	5,783,796
PAREXEL International Corp. *	29,487	1,801,656
PDL BioPharma, Inc.	396,033	1,493,044
Phibro Animal Health Corp., Class A	118,344	2,454,455
Prestige Brands Holdings, Inc. *	99,798	5,666,531
Repligen Corp. *	53,935	1,436,828
SciClone Pharmaceuticals, Inc. *	221,102	2,918,546
Spectrum Pharmaceuticals, Inc. *	669,218	4,744,756
Sucampo Pharmaceuticals, Inc., Class A *	117,155	1,262,931
Vanda Pharmaceuticals, Inc. *	225,626	2,008,071
		66,287,079
Real Estate 9.4%
Brandywine Realty Trust	123,499	1,846,310
CBL & Associates Properties, Inc.	4,922	57,489
CoreSite Realty Corp.	92,437	6,926,304
CyrusOne, Inc.	102,200	4,510,086
Empire State Realty Trust, Inc., Class A	349,063	6,461,156
First Industrial Realty Trust, Inc.	320,329	7,348,347
Healthcare Realty Trust, Inc.	143,716	4,351,721
Mack-Cali Realty Corp.	290,694	7,430,139
RE/MAX Holdings, Inc., Class A	175,853	6,471,390
Saul Centers, Inc.	53,832	2,862,786
Summit Hotel Properties, Inc.	527,475	6,013,215
Sunstone Hotel Investors, Inc.	57,426	735,627
		55,014,570
Retailing 3.5%
Build-A-Bear Workshop, Inc. *	55,236	727,458
Chico's FAS, Inc.	258,590	3,260,820
Citi Trends, Inc.	35,131	630,953
Express, Inc. *	208,374	3,788,239
GameStop Corp., Class A	69,951	2,294,393
Kirkland's, Inc.	46,408	762,019
Outerwall, Inc. (a)	115,282	4,762,299
Rent-A-Center, Inc.	212,193	3,119,237
The Children's Place, Inc.	10,390	809,485
Tilly's, Inc., Class A *	79,209	498,225
		20,653,128
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. *	171,100	5,535,085
Cohu, Inc.	119,403	1,380,299
FormFactor, Inc. *	280,883	2,162,799
IXYS Corp.	107,621	1,162,307
Microsemi Corp. *	131,303	4,436,728
Photronics, Inc. *	240,760	2,547,241
Synaptics, Inc. *	11,027	788,982
Tessera Technologies, Inc.	111,031	3,188,810
		21,202,251
Software & Services 10.4%
ACI Worldwide, Inc. *	48,959	978,690
AVG Technologies N.V. *	254,826	5,045,555
Carbonite, Inc. *	6,538	49,297
Cardtronics, Inc. *	37,490	1,477,856
Cornerstone OnDemand, Inc. *	17,756	609,919

42    See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CSG Systems International, Inc.	21,801	967,528
DHI Group, Inc. *	341,856	2,430,596
EarthLink Holdings Corp.	770,988	4,479,440
Epiq Systems, Inc.	65,465	966,918
Everi Holdings, Inc. *	51,542	86,591
Fleetmatics Group plc *	91,543	3,318,434
GoDaddy, Inc., Class A *	122,561	3,722,178
GTT Communications, Inc. *	9,647	154,159
Internap Corp. *	20,226	46,115
Intralinks Holdings, Inc. *	111,799	996,129
j2 Global, Inc.	72,427	4,600,563
Mentor Graphics Corp.	109,689	2,189,392
MicroStrategy, Inc., Class A *	25,857	4,636,677
Monster Worldwide, Inc. *	523,134	1,674,029
NeuStar, Inc., Class A *(a)	201,197	4,726,118
Pegasystems, Inc.	228,946	6,041,885
Progress Software Corp. *	188,100	4,800,312
QAD, Inc., Class A	34,750	681,447
QuinStreet, Inc. *	20,184	71,048
Sykes Enterprises, Inc. *	51,931	1,513,789
United Online, Inc. *	9,584	103,795
Web.com Group, Inc. *	213,758	4,273,022
WebMD Health Corp. *	2,806	176,048
Zix Corp. *	73,733	275,024
		61,092,554
Technology Hardware & Equipment 4.5%
Bel Fuse, Inc., Class B	19,212	320,072
Black Box Corp.	94,886	1,387,233
Ciena Corp. *	76,965	1,295,321
Eastman Kodak Co. *	7,598	89,808
Electronics For Imaging, Inc. *	41,724	1,662,284
Extreme Networks, Inc. *	59,252	207,975
Insight Enterprises, Inc. *	234,131	5,785,377
Ixia *	108,864	1,101,704
Lexmark International, Inc., Class A	85,757	3,310,220
Methode Electronics, Inc.	6,472	192,413
NETGEAR, Inc. *	141,825	6,013,380
Sanmina Corp. *	53,051	1,254,656
SYNNEX Corp.	22,977	1,897,211
Tech Data Corp. *	11,942	820,296
TTM Technologies, Inc. *	136,641	890,899
		26,228,849
Telecommunication Services 1.5%
FairPoint Communications, Inc. *	150,966	2,001,809
General Communication, Inc., Class A *	220,922	3,733,582
Hawaiian Telcom Holdco, Inc. *	8,245	189,882
IDT Corp., Class B	88,037	1,350,488
Inteliquent, Inc.	40,647	674,334
Spok Holdings, Inc.	38,190	648,848
Vonage Holdings Corp. *	60,400	282,068
		8,881,011
Transportation 3.2%
Air Transport Services Group, Inc. *	123,440	1,739,270
Allegiant Travel Co.	11,505	1,847,358
ArcBest Corp.	56,932	1,086,832
Atlas Air Worldwide Holdings, Inc. *	25,462	1,016,952
Security	Number of Shares	Value ($)
Hawaiian Holdings, Inc. *	115,037	4,839,606
Matson, Inc.	103,034	4,005,962
Park-Ohio Holdings Corp.	17,497	445,299
SkyWest, Inc.	65,970	1,550,295
YRC Worldwide, Inc. *	251,369	2,312,595
		18,844,169
Utilities 1.7%
American States Water Co.	33,422	1,393,363
Atlantic Power Corp.	466,149	1,239,956
Consolidated Water Co., Ltd.	16,109	223,754
Dynegy, Inc. *	5,942	104,758
NRG Yield, Inc., Class A	49,916	755,229
Southwest Gas Corp.	81,640	5,299,253
Talen Energy Corp. *	65,826	767,531
		9,783,844
Total Common Stock
(Cost $574,670,754)		583,397,853

Other Investment Company 3.7% of net assets
Securities Lending Collateral 3.7%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (b)	21,775,839	21,775,839
Total Other Investment Company
(Cost $21,775,839)		21,775,839
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposits 0.4%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	2,174,490	2,174,490
Total Short-Term Investment
(Cost $2,174,490)		2,174,490

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $599,349,827 and the unrealized appreciation and depreciation were $68,574,668 and ($60,576,313), respectively, with a net unrealized appreciation of $7,998,355.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,109,984.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

See financial notes    43

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	20	2,255,200	50,399

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$583,397,853	$—	$—	$583,397,853
Other Investment Company	21,775,839	—	—	21,775,839
Short-Term Investment[1]	—	2,174,490	—	2,174,490
Total	$605,173,692	$2,174,490	$—	$607,348,182
Other Financial Instruments
Futures Contracts[2]	$50,399	$—	$—	$50,399
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
44    See financial notes

Schwab Small-Cap Equity Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $576,845,244) including securities on loan of $21,109,984		$585,572,343
Collateral invested for securities on loan, at value (cost $21,775,839)	+	21,775,839
Total investments, at value (cost $598,621,083)		607,348,182
Deposit with broker for futures contracts		1,902,300
Receivables:
Fund shares sold		251,623
Dividends		168,258
Income from securities on loan		160,031
Foreign tax reclaims		399
Interest		18
Prepaid expenses	+	27,547
Total assets		609,858,358
Liabilities
Collateral held for securities on loan		21,775,839
Payables:
Investment adviser and administrator fees		79,191
Shareholder service fees		27,248
Fund shares redeemed		343,806
Variation margin on futures contracts		24,400
Accrued expenses	+	64,358
Total liabilities		22,314,842
Net Assets
Total assets		609,858,358
Total liabilities	–	22,314,842
Net assets		$587,543,516
Net Assets by Source
Capital received from investors		591,019,308
Net investment income not yet distributed		1,160,971
Net realized capital losses		(13,414,261)
Net unrealized capital appreciation		8,777,498

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$587,543,516		32,745,920		$17.94

See financial notes    45

Schwab Small-Cap Equity Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $156)		$3,963,357
Interest		1,370
Securities on loan	+	794,506
Total investment income		4,759,233
Expenses
Investment adviser and administrator fees		2,339,146
Shareholder service fees		700,454
Shareholder reports		28,343
Portfolio accounting fees		27,259
Proxy fees		21,258
Registration fees		17,987
Professional fees		17,542
Custodian fees		16,452
Transfer agent fees		14,391
Independent trustees' fees		5,639
Interest expense		360
Other expenses	+	5,208
Total expenses		3,194,039
Expense reduction by CSIM and its affiliates	–	14,391
Net expenses	–	3,179,648
Net investment income		1,579,585
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(12,582,275)
Net realized losses on futures contracts		(457,396)
Net realized losses on foreign currency transactions	+	(55)
Net realized losses		(13,039,726)
Net change in unrealized appreciation (depreciation) on investments		(9,050,771)
Net change in unrealized appreciation (depreciation) on futures contracts	+	48,309
Net change in unrealized appreciation (depreciation)	+	(9,002,462)
Net realized and unrealized losses		(22,042,188)
Decrease in net assets resulting from operations		($20,462,603)
46    See financial notes

Schwab Small-Cap Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$1,579,585	$1,456,441
Net realized gains (losses)		(13,039,726)	75,131,840
Net change in unrealized appreciation (depreciation)	+	(9,002,462)	(54,183,834)
Increase (decrease) in net assets from operations		(20,462,603)	22,404,447
Distributions to Shareholders
Distributions from net investment income		(1,300,102)	(501,780)
Distributions from net realized gains	+	(75,008,179)	(122,791,233)
Total distributions		($76,308,281)	($123,293,013)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,337,304	$58,307,731	6,541,101	$141,989,885
Shares reinvested		3,095,037	55,617,808	4,347,908	90,523,445
Shares redeemed	+	(3,439,790)	(59,975,440)	(7,655,131)	(167,260,267)
Net transactions in fund shares		2,992,551	$53,950,099	3,233,878	$65,253,063
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,753,369	$630,364,301	26,519,491	$665,999,804
Total increase or decrease	+	2,992,551	(42,820,785)	3,233,878	(35,635,503)
End of period		32,745,920	$587,543,516	29,753,369	$630,364,301
Net investment income not yet distributed			$1,160,971		$881,488
See financial notes    47

Schwab Hedged Equity Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$17.46	$19.02	$18.62	$16.36	$15.32	$14.79
Income (loss) from investment operations:
Net investment income (loss)	0.06 [1]	(0.01) [1]	(0.08)	(0.10)	(0.08)	(0.05)
Net realized and unrealized gains (losses)	(0.31)	0.89	1.99	2.36	1.12	0.58
Total from investment operations	(0.25)	0.88	1.91	2.26	1.04	0.53
Less distributions:
Distributions from net investment income	(0.12)	—	—	—	—	—
Distributions from net realized gains	(1.61)	(2.44)	(1.51)	—	—	—
Total distributions	(1.73)	(2.44)	(1.51)	—	—	—
Net asset value at end of period	$15.48	$17.46	$19.02	$18.62	$16.36	$15.32
Total return	(1.36%) [2]	4.84%	11.07%	13.81%	6.79%	3.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.81% [3]	1.82%	1.99%	2.48%	2.08%	1.86%
Net operating expenses (excluding dividend expense on short sales)	1.54% [3],[4]	1.54% [4]	1.52% [4]	1.48% [4]	1.53% [4]	1.44% [5]
Gross operating expenses	1.84% [3]	1.84%	2.02%	2.52%	2.13%	1.88%
Net investment income (loss)	0.74% [3]	(0.06%)	(0.46%)	(0.49%)	(0.47%)	(0.25%)
Portfolio turnover rate	69% [2]	146%	142%	130%	109%	98%
Net assets, end of period (x 1,000,000)	$196	$212	$200	$193	$194	$236

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
The ratio of net operating expenses would have been 1.33% for the period ended 10/31/12, 10/31/13, 10/31/14, 10/31/15 and 4/30/16, respectively, if stock loan fees on short sales had not been incurred.
5
The ratio of net operating expenses would have been 1.33% for the period ended 10/31/11, if stock loan fees on short sales and payment for state filing fees had not been included.
48    See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	190,065,449	193,832,177
1.2%	Other Investment Company	2,428,308	2,428,308
100.1%	Total Investments	192,493,757	196,260,485
(40.4%)	Short Sales	(84,461,012)	(79,168,200)
40.3%	Other Assets and Liabilities, Net		78,975,989
100.0%	Net Assets		196,068,274

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets
Automobiles & Components 2.4%
American Axle & Manufacturing Holdings, Inc. *	76,311	1,183,584
Dana Holding Corp. (a)	167,437	2,164,960
Ford Motor Co.	46,604	631,950
Lear Corp.	6,727	774,480
		4,754,974
Banks 9.0%
Bank of America Corp. (a)	323,460	4,709,578
Citigroup, Inc. (a)	94,361	4,367,027
Fifth Third Bancorp	45,758	837,829
MGIC Investment Corp. *	158,548	1,146,302
Radian Group, Inc. (a)	202,790	2,593,684
Regions Financial Corp. (a)	239,500	2,246,510
The PNC Financial Services Group, Inc. (a)	18,477	1,621,911
		17,522,841
Capital Goods 5.4%
Allison Transmission Holdings, Inc.	67,679	1,949,832
Babcock & Wilcox Enterprises, Inc. *	24,000	548,400
Briggs & Stratton Corp.	25,748	545,085
Huntington Ingalls Industries, Inc. (a)	19,529	2,827,213
Ply Gem Holdings, Inc. *	64,533	945,409
Spirit AeroSystems Holdings, Inc., Class A *(a)	77,421	3,650,400
The Toro Co.	1,563	135,121
		10,601,460
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 2.1%
R.R. Donnelley & Sons Co. (a)	211,444	3,679,126
The Brink's Co.	14,374	486,416
		4,165,542
Consumer Durables & Apparel 2.2%
Smith & Wesson Holding Corp. *	105,140	2,295,206
Wolverine World Wide, Inc. (a)	107,649	2,039,949
		4,335,155
Consumer Services 3.4%
Bloomin' Brands, Inc.	61,706	1,153,902
Darden Restaurants, Inc. (a)	57,972	3,608,757
Houghton Mifflin Harcourt Co. *	27,385	561,666
ServiceMaster Global Holdings, Inc. *	11,131	426,540
Six Flags Entertainment Corp.	14,459	868,263
		6,619,128
Diversified Financials 2.6%
Ally Financial, Inc. *	56,944	1,014,172
Interactive Brokers Group, Inc., Class A (a)	39,333	1,494,654
Voya Financial, Inc. (a)	79,310	2,575,196
		5,084,022
Energy 5.8%
Alon USA Energy, Inc.	14,213	149,236
Apache Corp.	58,893	3,203,779
CVR Energy, Inc. (a)	77,231	1,875,169
Devon Energy Corp.	19,967	692,456
Marathon Petroleum Corp.	12,616	493,033
Schlumberger Ltd.	7,334	589,214
Tesoro Corp.	18,669	1,487,733
Valero Energy Corp. (a)	39,378	2,318,183
Western Refining, Inc.	8,665	231,875
World Fuel Services Corp.	8,171	381,831
		11,422,509
Food & Staples Retailing 2.3%
SpartanNash, Co.	27,956	774,381
SUPERVALU, Inc. *	144,621	727,444
The Kroger Co. (a)	86,874	3,074,471
		4,576,296
Food, Beverage & Tobacco 2.3%
Dean Foods Co. (a)	195,372	3,366,260
Dr Pepper Snapple Group, Inc. (a)	12,752	1,159,284
		4,525,544
Health Care Equipment & Services 7.3%
AmerisourceBergen Corp. (a)	12,693	1,080,174
C.R. Bard, Inc. (a)	19,501	4,137,527
Cardinal Health, Inc. (a)	38,775	3,042,286
Hologic, Inc. *	27,581	926,446
McKesson Corp. (a)	5,617	942,645
Molina Healthcare, Inc. *(a)	26,216	1,356,940

See financial notes    49

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Owens & Minor, Inc.	52,546	1,912,149
ResMed, Inc.	16,792	936,994
		14,335,161
Insurance 1.5%
Aspen Insurance Holdings Ltd.	22,884	1,060,673
Genworth Financial, Inc., Class A *(a)	82,885	284,296
Loews Corp.	38,481	1,526,926
		2,871,895
Materials 7.7%
Cabot Corp.	20,228	986,924
Chemtura Corp. *	1,152	32,083
H.B. Fuller Co.	29,603	1,323,846
Innospec, Inc.	23,760	1,149,034
International Paper Co. (a)	79,436	3,437,196
Kaiser Aluminum Corp.	7,042	667,793
Nucor Corp.	43,861	2,183,400
Steel Dynamics, Inc.	50,087	1,262,693
Stepan Co.	23,702	1,452,696
Trinseo S.A. *	45,245	1,936,033
Worthington Industries, Inc.	16,269	614,155
		15,045,853
Media 0.5%
Comcast Corp., Class A	16,672	1,012,991
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	29,612	1,806,332
Amgen, Inc. (a)	28,707	4,544,318
Celgene Corp. *(a)	9,869	1,020,553
Gilead Sciences, Inc. (a)	46,013	4,058,807
Incyte Corp. *	3,277	236,829
Johnson & Johnson (a)	28,728	3,219,834
Merck & Co., Inc. (a)	71,733	3,933,838
		18,820,511
Real Estate 4.2%
CoreSite Realty Corp.	5,418	405,971
Empire State Realty Trust, Inc., Class A	66,946	1,239,171
Essex Property Trust, Inc.	61	13,447
First Industrial Realty Trust, Inc. (a)	127,068	2,914,940
Lamar Advertising Co., Class A (a)	50,799	3,151,570
Simon Property Group, Inc. (a)	2,696	542,354
		8,267,453
Retailing 9.6%
Amazon.com, Inc. *	8,338	5,499,661
Best Buy Co., Inc.	11,242	360,643
Chico's FAS, Inc.	13,834	174,447
Express, Inc. *	54,455	989,992
GameStop Corp., Class A	16,043	526,210
Liberty TripAdvisor Holdings, Inc., Class A *	71,864	1,585,320
Lowe's Cos., Inc. (a)	50,524	3,840,835
Outerwall, Inc. (a)	61,171	2,526,974
Rent-A-Center, Inc.	121,412	1,784,756
Security	Number of Shares	Value ($)
Staples, Inc.	49,186	501,697
Target Corp.	13,397	1,065,062
		18,855,597
Semiconductors & Semiconductor Equipment 0.9%
Synaptics, Inc. *	3,919	280,404
Teradyne, Inc.	70,528	1,333,685
Tessera Technologies, Inc.	4,169	119,734
		1,733,823
Software & Services 4.6%
Citrix Systems, Inc. *	1,083	88,633
GoDaddy, Inc., Class A *	27,789	843,952
Leidos Holdings, Inc. (a)	33,221	1,648,094
LogMeIn, Inc. *	6,296	375,871
NeuStar, Inc., Class A *	5,355	125,789
Nuance Communications, Inc. *	106,807	1,834,944
Progress Software Corp. *	55,561	1,417,917
Rackspace Hosting, Inc. *	17,405	398,052
Take-Two Interactive Software, Inc. *	39,869	1,362,722
Web.com Group, Inc. *	44,592	891,394
		8,987,368
Technology Hardware & Equipment 10.0%
Apple, Inc. (a)	66,996	6,280,205
Benchmark Electronics, Inc. *	41,614	808,144
Ciena Corp. *	33,694	567,070
Cisco Systems, Inc. (a)	75,720	2,081,543
Insight Enterprises, Inc. *	44,294	1,094,505
Ixia *	32,636	330,276
Jabil Circuit, Inc.	80,589	1,399,025
Juniper Networks, Inc.	79,447	1,859,060
NCR Corp. *	99,612	2,897,713
NETGEAR, Inc. *	7,126	302,142
SYNNEX Corp.	18,129	1,496,911
Tech Data Corp. *	6,856	470,939
		19,587,533
Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	48,345	1,429,562
Transportation 2.3%
ArcBest Corp.	9,592	183,111
Delta Air Lines, Inc. (a)	71,018	2,959,320
Hawaiian Holdings, Inc. *	31,715	1,334,250
		4,476,681
Utilities 2.5%
Entergy Corp. (a)	48,656	3,657,958
Exelon Corp.	2,632	92,357
FirstEnergy Corp.	15,441	503,222
UGI Corp.	13,587	546,741
		4,800,278
Total Common Stock
(Cost $190,065,449)		193,832,177

50    See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 1.2% of net assets
Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (b)	2,428,308	2,428,308
Total Other Investment Company
(Cost $2,428,308)		2,428,308

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $193,014,524 and the unrealized appreciation and depreciation were $18,895,260 and ($15,649,299), respectively, with a net unrealized appreciation of $3,245,961.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.
See financial notes    51

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Short Sales 40.4% of net assets
Automobiles & Components 2.0%
Dorman Products, Inc. *	24,359	1,310,271
Harley-Davidson, Inc.	16,885	807,609
Tesla Motors, Inc. *	7,278	1,752,251
		3,870,131
Banks 1.2%
Ameris Bancorp	32,319	1,014,817
BofI Holding, Inc. *	14,300	291,291
Eagle Bancorp, Inc. *	13,095	663,916
Texas Capital Bancshares, Inc. *	7,486	343,009
		2,313,033
Capital Goods 3.0%
Air Lease Corp.	52,846	1,610,746
Dycom Industries, Inc. *	8,496	599,818
Hexcel Corp.	53,065	2,402,253
Proto Labs, Inc. *	22,580	1,350,961
		5,963,778
Commercial & Professional Supplies 0.8%
Copart, Inc. *	372	15,937
MSA Safety, Inc.	18,768	902,553
Verisk Analytics, Inc. *	7,883	611,563
		1,530,053
Consumer Durables & Apparel 0.6%
Under Armour, Inc., Class A *	27,021	1,187,303
Consumer Services 2.4%
Chipotle Mexican Grill, Inc. *	2,815	1,185,031
Dunkin' Brands Group, Inc.	54,010	2,511,465
Wynn Resorts Ltd.	10,911	963,441
		4,659,937
Diversified Financials 0.5%
Financial Engines, Inc.	27,349	880,911
Virtus Investment Partners, Inc.	1,300	101,686
		982,597
Energy 2.6%
Cheniere Energy, Inc. *	57,831	2,248,469
Cobalt International Energy, Inc. *	246,862	797,364
Golar LNG Ltd.	49,637	822,982
RSP Permian, Inc. *	41,721	1,277,080
		5,145,895
Food, Beverage & Tobacco 1.3%
Monster Beverage Corp. *	17,558	2,532,215
Health Care Equipment & Services 2.8%
Acadia Healthcare Co., Inc. *	27,641	1,746,635
MEDNAX, Inc. *	3,515	250,584
Security	Number of Shares	Value ($)
Nevro Corp. *	26,925	1,810,706
Team Health Holdings, Inc. *	28,643	1,198,137
Wright Medical Group N.V. *	26,360	495,041
		5,501,103
Insurance 1.4%
RLI Corp.	33,991	2,113,560
White Mountains Insurance Group Ltd.	807	669,810
		2,783,370
Materials 6.0%
Albemarle Corp.	19,573	1,294,950
Allegheny Technologies, Inc.	15,962	260,819
CF Industries Holdings, Inc.	1,271	42,032
Compass Minerals International, Inc.	24,364	1,826,325
FMC Corp.	32,310	1,397,731
Louisiana-Pacific Corp. *	152,724	2,596,308
Martin Marietta Materials, Inc.	14,924	2,525,588
Southern Copper Corp.	64,673	1,918,848
		11,862,601
Media 0.1%
Loral Space & Communications, Inc. *	5,400	198,072
Pharmaceuticals, Biotechnology & Life Sciences 4.4%
ACADIA Pharmaceuticals, Inc. *	52,234	1,687,158
Agios Pharmaceuticals, Inc. *	2,427	118,802
Bio-Techne Corp.	682	63,549
Illumina, Inc. *	2,896	390,931
Intercept Pharmaceuticals, Inc. *	8,889	1,339,928
Seattle Genetics, Inc. *	61,521	2,182,765
The Medicines Co. *	27,392	974,881
TherapeuticsMD, Inc. *	40,758	336,254
Ultragenyx Pharmaceutical, Inc. *	22,841	1,544,508
		8,638,776
Real Estate 1.9%
Acadia Realty Trust	28,230	951,351
Education Realty Trust, Inc.	34,904	1,388,132
Extra Space Storage, Inc.	4,422	375,649
Gramercy Property Trust	116,275	984,849
		3,699,981
Retailing 2.3%
Cabela's, Inc. *	6,279	327,450
CarMax, Inc. *	17,145	907,828
Dollar Tree, Inc. *	19,955	1,590,613
Netflix, Inc. *	10,008	901,020
Restoration Hardware Holdings, Inc. *	16,263	703,700
		4,430,611

52    See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.2%
M/A-COM Technology Solutions Holdings, Inc. *	42,526	1,738,888
Qorvo, Inc. *	9,760	439,493
SunPower Corp. *	11,350	228,589
		2,406,970
Software & Services 2.1%
Benefitfocus, Inc. *	8,494	321,923
Demandware, Inc. *	9,489	437,253
Envestnet, Inc. *	4,966	155,833
Globant S.A. *	31,040	1,101,610
Guidewire Software, Inc. *	10,069	573,631
Splunk, Inc. *	20,105	1,045,058
Tableau Software, Inc., Class A *	8,446	436,658
Zendesk, Inc. *	2,966	67,031
		4,138,997
Technology Hardware & Equipment 1.4%
Arista Networks, Inc. *	10,796	719,229
National Instruments Corp.	6,130	169,004
Security	Number of Shares	Value ($)
Stratasys Ltd. *	10,431	255,247
Super Micro Computer, Inc. *	42,642	1,147,496
ViaSat, Inc. *	5,710	437,957
		2,728,933
Transportation 1.2%
Kansas City Southern	1,360	128,860
Spirit Airlines, Inc. *	50,095	2,200,673
		2,329,533
Utilities 1.2%
WEC Energy Group, Inc.	38,899	2,264,311
Total Short Sales
(Proceeds $84,461,012)		79,168,200

End of Short Sale Positions.

*	Non-income producing security

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$193,832,177	$—	$—	$193,832,177
Other Investment Company[1]	2,428,308	—	—	2,428,308
Total	$196,260,485	$—	$—	$196,260,485
Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($79,168,200)	$—	$—	($79,168,200)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    53

Schwab Hedged Equity Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $192,493,757)		$196,260,485
Cash		2,733,031
Deposits with brokers for short sales and futures contracts		80,164,468
Receivables:
Investments sold		2,406,377
Fund shares sold		248,499
Dividends		134,191
Prepaid expenses	+	13,890
Total assets		281,960,941
Liabilities
Securities sold short, at value (proceeds $84,461,012)		79,168,200
Payables:
Investments bought		6,594,582
Investment adviser and administrator fees		33,625
Shareholder service fees		8,539
Fund shares redeemed		28,611
Dividends on short sales		14,486
Accrued expenses	+	44,624
Total liabilities		85,892,667
Net Assets
Total assets		281,960,941
Total liabilities	–	85,892,667
Net assets		$196,068,274
Net Assets by Source
Capital received from investors		183,995,509
Distributions in excess of net investment income		(758,712)
Net realized capital gains		3,771,937
Net unrealized capital appreciation		9,059,540

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$196,068,274		12,667,205		$15.48

54    See financial notes

Schwab Hedged Equity Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends		$2,550,428
Expenses
Investment adviser and administrator fees		1,051,583
Shareholder service fees		223,128
Dividends on short sales		270,425
Stock loan fees on short sales		202,094
Transfer agent fees		19,807
Professional fees		18,623
Portfolio accounting fees		18,447
Registration fees		15,202
Shareholder reports		7,561
Custodian fees		6,723
Proxy fees		5,555
Independent trustees' fees		4,480
Interest expense		1,193
Other expenses	+	976
Total expenses		1,845,797
Expense reduction by CSIM and its affiliates	–	34,524
Net expenses	–	1,811,273
Net investment income		739,155
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,611,473)
Net realized losses on futures contracts		(166,245)
Net realized gains on short sales	+	6,009,523
Net realized gains		4,231,805
Net change in unrealized appreciation (depreciation) on investments		(7,302,844)
Net change in unrealized appreciation (depreciation) on futures contracts		(158,162)
Net change in unrealized appreciation (depreciation) on short sales	+	(969,810)
Net change in unrealized appreciation (depreciation)	+	(8,430,816)
Net realized and unrealized losses		(4,199,011)
Decrease in net assets resulting from operations		($3,459,856)
See financial notes    55

Schwab Hedged Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income (loss)		$739,155	($117,398)
Net realized gains		4,231,805	20,369,324
Net change in unrealized appreciation (depreciation)	+	(8,430,816)	(10,543,635)
Increase (decrease) in net assets from operations		(3,459,856)	9,708,291
Distributions to Shareholders
Distributions from net investment income		(1,497,867)	—
Distributions from net realized gains	+	(19,419,333)	(25,864,727)
Total distributions		($20,917,200)	($25,864,727)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,537,863	$40,313,637	4,578,084	$79,572,795
Shares reinvested		1,134,070	17,510,038	1,327,636	22,755,673
Shares redeemed	+	(3,122,592)	(48,908,428)	(4,308,474)	(74,705,072)
Net transactions in fund shares		549,341	$8,915,247	1,597,246	$27,623,396
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,117,864	$211,530,083	10,520,618	$200,063,123
Total increase or decrease	+	549,341	(15,461,809)	1,597,246	11,466,960
End of period		12,667,205	$196,068,274	12,117,864	$211,530,083
Distributions in excess of net investment income			($758,712)		$—
56    See financial notes

Schwab Financial Services Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$16.12	$15.82	$13.76	$10.66	$9.17	$9.74
Income (loss) from investment operations:
Net investment income (loss)	0.12 [1]	0.20 [1]	0.11	0.11	0.08	0.05
Net realized and unrealized gains (losses)	(0.76)	0.23	2.07	3.08	1.46	(0.58)
Total from investment operations	(0.64)	0.43	2.18	3.19	1.54	(0.53)
Less distributions:
Distributions from net investment income	(0.17)	(0.13)	(0.12)	(0.09)	(0.05)	(0.04)
Net asset value at end of period	$15.31	$16.12	$15.82	$13.76	$10.66	$9.17
Total return	(3.98%) [2]	2.70%	15.92%	30.20%	16.92%	(5.51%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.88% [3]	0.90%	0.90%	0.94%	0.94%	0.93% [4]
Gross operating expenses	0.93% [3]	0.94%	0.95%	1.03%	1.10%	1.06%
Net investment income (loss)	1.56% [3]	1.23%	0.76%	0.91%	0.78%	0.45%
Portfolio turnover rate	27% [2]	53%	75%	74%	84%	77%
Net assets, end of period (x 1,000,000)	$69	$75	$78	$66	$47	$40

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
The ratio of net operating expenses would have been 0.94%, if payment for state filing fees had not been included.
See financial notes    57

Schwab Financial Services Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.6%	Common Stock	60,588,163	68,277,517
1.0%	Short-Term Investment	691,605	691,605
99.6%	Total Investments	61,279,768	68,969,122
0.4%	Other Assets and Liabilities, Net		252,249
100.0%	Net Assets		69,221,371

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets
Banks 36.8%
1st Source Corp.	3,683	126,842
Banc of California, Inc.	35,016	712,576
Bank of America Corp.	245,913	3,580,493
Central Pacific Financial Corp.	20,152	470,348
Citigroup, Inc.	72,008	3,332,530
Citizens Financial Group, Inc.	26,312	601,229
Federal Agricultural Mortgage Corp., Class C	6,910	281,099
Fifth Third Bancorp	64,236	1,176,161
First Bancorp (North Carolina)	6,208	126,643
First Defiance Financial Corp.	3,308	130,931
First Midwest Bancorp, Inc.	5,445	100,624
Fulton Financial Corp.	5,159	72,174
Huntington Bancshares, Inc.	69,000	694,140
JPMorgan Chase & Co.	66,860	4,225,552
MGIC Investment Corp. *	62,657	453,010
Provident Financial Services, Inc.	9,927	198,341
Radian Group, Inc.	24,971	319,379
Regions Financial Corp.	82,500	773,850
SunTrust Banks, Inc.	23,954	999,840
TCF Financial Corp.	27,667	377,378
The PNC Financial Services Group, Inc.	18,379	1,613,309
TrustCo Bank Corp.	40,835	261,752
U.S. Bancorp	15,581	665,153
Wells Fargo & Co.	80,399	4,018,342
WSFS Financial Corp.	4,397	150,114
		25,461,810
Diversified Financials 23.7%
Ally Financial, Inc. *	32,733	582,975
Ameriprise Financial, Inc.	12,082	1,158,664
Berkshire Hathaway, Inc., Class B *	31,356	4,561,671
Security	Number of Shares	Value ($)
Calamos Asset Management, Inc., Class A	29,242	240,954
Capital One Financial Corp.	15,188	1,099,459
Cash America International, Inc.	2,233	82,532
Discover Financial Services	23,057	1,297,417
E*TRADE Financial Corp. *	3,190	80,324
Evercore Partners, Inc., Class A	20,017	1,033,678
Federated Investors, Inc., Class B	30,171	953,403
Interactive Brokers Group, Inc., Class A	11,275	428,450
Janus Capital Group, Inc.	8,730	127,458
Lazard Ltd., Class A	2,033	73,290
Morgan Stanley	28,319	766,312
MSCI, Inc.	1,803	136,920
Nasdaq, Inc.	8,510	525,152
Synchrony Financial *	17,516	535,464
The Bank of New York Mellon Corp.	21,617	869,868
The Goldman Sachs Group, Inc.	7,937	1,302,541
Voya Financial, Inc.	17,729	575,661
		16,432,193
Insurance 14.4%
Aflac, Inc.	6,735	464,513
American Equity Investment Life Holding Co.	7,870	110,180
American Financial Group, Inc.	18,221	1,259,253
American International Group, Inc.	23,010	1,284,418
AMERISAFE, Inc.	2,905	156,521
Aon plc	950	99,864
Aspen Insurance Holdings Ltd.	2,162	100,209
Everest Re Group Ltd.	968	178,983
First American Financial Corp.	2,119	76,326
Heritage Insurance Holdings, Inc.	19,357	257,255
Lincoln National Corp.	8,228	357,507
Loews Corp.	5,373	213,201
Maiden Holdings Ltd.	45,750	559,523
MetLife, Inc.	36,745	1,657,199
Selective Insurance Group, Inc.	27,057	939,148
The Allstate Corp.	6,232	405,392
The Hanover Insurance Group, Inc.	2,627	225,292
The Hartford Financial Services Group, Inc.	7,496	332,672
The Travelers Cos., Inc.	7,290	801,171
United Fire Group, Inc.	9,873	442,508
XL Group plc	1,794	58,718
		9,979,853
Real Estate 23.7%
American Tower Corp.	1,474	154,593
AvalonBay Communities, Inc.	2,125	375,679
Brixmor Property Group, Inc.	35,458	895,315
Camden Property Trust	1,035	83,556
CoreSite Realty Corp.	14,285	1,070,375
Empire State Realty Trust, Inc., Class A	56,893	1,053,089
Equity LifeStyle Properties, Inc.	16,543	1,133,030
Equity Residential	6,926	471,453
Essex Property Trust, Inc.	943	207,884
First Industrial Realty Trust, Inc.	52,061	1,194,279
Healthcare Realty Trust, Inc.	37,343	1,130,746
Healthcare Trust of America, Inc., Class A	4,808	138,903

58    See financial notes

Schwab Financial Services Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lamar Advertising Co., Class A	19,102	1,185,088
Lexington Realty Trust	31,634	277,747
Mack-Cali Realty Corp.	22,813	583,100
Mid-America Apartment Communities, Inc.	4,990	477,593
Post Properties, Inc.	3,636	208,561
Prologis, Inc.	12,816	581,975
PS Business Parks, Inc.	3,419	327,403
Public Storage	1,581	387,045
RE/MAX Holdings, Inc., Class A	8,029	295,467
Saul Centers, Inc.	1,160	61,689
Select Income REIT	6,993	161,888
Simon Property Group, Inc.	12,480	2,510,602
SL Green Realty Corp.	6,916	726,733
Summit Hotel Properties, Inc.	55,666	634,592
VEREIT, Inc.	8,477	75,276
		16,403,661
Total Common Stock
(Cost $60,588,163)		68,277,517
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets
Time Deposit 1.0%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (a)	691,605	691,605
Total Short-Term Investment
(Cost $691,605)		691,605

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $61,283,393 and the unrealized appreciation and depreciation were $9,910,609 and ($2,224,880), respectively, with a net unrealized appreciation of $7,685,729.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	8	823,640	31,868

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$68,277,517	$—	$—	$68,277,517
Short-Term Investment[1]	—	691,605	—	691,605
Total	$68,277,517	$691,605	$—	$68,969,122
Other Financial Instruments
Futures Contracts[2]	$31,868	$—	$—	$31,868
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    59

Schwab Financial Services Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $61,279,768)		$68,969,122
Deposit with broker for futures contracts		202,400
Receivables:
Dividends		57,623
Fund shares sold		42,019
Receivable from investment adviser		133
Prepaid expenses	+	15,076
Total assets		69,286,373
Liabilities
Payables:
Investment adviser and administrator fees		6,207
Shareholder service fees		7,010
Fund shares redeemed		20,385
Variation margin on futures contracts		5,320
Accrued expenses	+	26,080
Total liabilities		65,002
Net Assets
Total assets		69,286,373
Total liabilities	–	65,002
Net assets		$69,221,371
Net Assets by Source
Capital received from investors		79,406,936
Net investment income not yet distributed		323,806
Net realized capital losses		(18,230,593)
Net unrealized capital appreciation		7,721,222

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$69,221,371		4,519,939		$15.31

60    See financial notes

Schwab Financial Services Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends		$848,411
Interest	+	478
Total investment income		848,889
Expenses
Investment adviser and administrator fees		187,301
Shareholder service fees		82,058
Transfer agent fees		15,026
Professional fees		14,370
Registration fees		4,751
Shareholder reports		4,681
Proxy fees		4,629
Independent trustees' fees		4,120
Portfolio accounting fees		3,880
Custodian fees		2,557
Other expenses	+	794
Total expenses		324,167
Expense reduction by CSIM and its affiliates	–	15,026
Net expenses	–	309,141
Net investment income		539,748
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(354,927)
Net realized gains on futures contracts	+	22,931
Net realized losses		(331,996)
Net change in unrealized appreciation (depreciation) on investments		(3,567,598)
Net change in unrealized appreciation (depreciation) on futures contracts	+	988
Net change in unrealized appreciation (depreciation)	+	(3,566,610)
Net realized and unrealized losses		(3,898,606)
Decrease in net assets resulting from operations		($3,358,858)
See financial notes    61

Schwab Financial Services Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$539,748	$962,885
Net realized gains (losses)		(331,996)	5,180,493
Net change in unrealized appreciation (depreciation)	+	(3,566,610)	(3,883,757)
Increase (decrease) in net assets from operations		(3,358,858)	2,259,621
Distributions to Shareholders
Distributions from net investment income		($800,256)	($634,213)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		520,057	$8,025,731	1,229,645	$19,921,091
Shares reinvested		43,411	684,579	31,821	515,508
Shares redeemed	+	(677,684)	(10,040,933)	(1,546,950)	(25,169,207)
Net transactions in fund shares		(114,216)	($1,330,623)	(285,484)	($4,732,608)
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,634,155	$74,711,108	4,919,639	$77,818,308
Total decrease	+	(114,216)	(5,489,737)	(285,484)	(3,107,200)
End of period		4,519,939	$69,221,371	4,634,155	$74,711,108
Net investment income not yet distributed			$323,806		$584,314
62    See financial notes

Schwab Health Care Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$26.68	$28.19	$24.57	$20.59	$17.29	$15.48
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.14 [1]	0.23	0.22	0.27	0.15
Net realized and unrealized gains (losses)	(0.66)	1.78	5.84	6.26	3.18	1.85
Total from investment operations	(0.56)	1.92	6.07	6.48	3.45	2.00
Less distributions:
Distributions from net investment income	(0.16)	(0.21)	(0.19)	(0.33)	(0.15)	(0.19)
Distributions from net realized gains	(3.63)	(3.22)	(2.26)	(2.17)	—	—
Total distributions	(3.79)	(3.43)	(2.45)	(2.50)	(0.15)	(0.19)
Net asset value at end of period	$22.33	$26.68	$28.19	$24.57	$20.59	$17.29
Total return	(2.42%) [2]	7.26%	27.06%	35.46%	20.10%	13.00%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.80% [3]	0.79%	0.80%	0.82%	0.82%	0.81% [4]
Gross operating expenses	0.80% [3]	0.80%	0.81%	0.83%	0.85%	0.85%
Net investment income (loss)	0.86% [3]	0.52%	0.93%	1.06%	1.44%	0.85%
Portfolio turnover rate	27% [2]	75%	57%	54%	60%	24%
Net assets, end of period (x 1,000,000)	$979	$1,118	$1,064	$816	$511	$414

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
The ratio of net operating expenses would have been 0.82%, if payment for state filing fees and a voluntary reduction of Investment Adviser fees had not been included.
See financial notes    63

Schwab Health Care Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	814,768,969	975,435,951
0.1%	Other Investment Company	1,154,749	1,154,749
0.0%	Short-Term Investments	323,636	323,636
99.7%	Total Investments	816,247,354	976,914,336
0.3%	Other Assets and Liabilities, Net		2,513,834
100.0%	Net Assets		979,428,170

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Australia 1.9%
Health Care Equipment & Services 1.9%
Cochlear Ltd.	223,805	18,306,413
Finland 1.4%
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Orion Oyj, Class B	384,826	13,439,943
France 1.4%
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Ipsen S.A.	36,879	2,229,664
Sanofi	145,277	11,974,685
		14,204,349
Germany 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Gerresheimer AG	10,000	745,815
Hong Kong 0.9%
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sino Biopharmaceutical Ltd.	12,242,300	8,674,947
Ireland 4.7%
Health Care Equipment & Services 1.9%
Medtronic plc	232,565	18,407,520
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Allergan plc *	76,461	16,558,394
Jazz Pharmaceuticals plc *	63,200	9,524,240
Mallinckrodt plc *	24,900	1,556,748
		27,639,382
		46,046,902
Israel 1.0%
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Teva Pharmaceutical Industries Ltd.	184,085	10,112,344
Italy 0.9%
Health Care Equipment & Services 0.1%
DiaSorin S.p.A.	13,636	797,111
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Recordati S.p.A.	319,435	8,128,325
		8,925,436
Japan 2.8%
Health Care Equipment & Services 1.4%
Hoya Corp.	308,800	11,825,266
Toho Holdings Co., Ltd.	68,400	1,582,435
		13,407,701
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	237,700	3,204,810
Nichi-iko Pharmaceutical Co., Ltd.	372,300	8,852,337
Shionogi & Co., Ltd.	34,500	1,760,954
		13,818,101
		27,225,802
Malaysia 0.2%
Health Care Equipment & Services 0.2%
Top Glove Corp. Berhad	1,426,600	1,810,085
New Zealand 0.3%
Health Care Equipment & Services 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	496,877	3,171,134
Switzerland 7.7%
Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Actelion Ltd. - Reg'd *	138,452	22,440,315
Lonza Group AG - Reg'd *	121,436	20,254,096
Novartis AG - Reg'd	46,000	3,500,702
Roche Holding AG	116,288	29,421,931
		75,617,044
Taiwan 0.6%
Health Care Equipment & Services 0.4%
St. Shine Optical Co., Ltd.	180,000	3,361,033

64    See financial notes

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
ScinoPharm Taiwan Ltd.	199,000	260,942
TTY Biopharm Co., Ltd.	578,000	1,882,900
		2,143,842
		5,504,875
United Kingdom 2.6%
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
GlaxoSmithKline plc	500,900	10,705,469
Shire plc	234,568	14,637,519
		25,342,988
United States 73.1%
Health Care Equipment & Services 22.0%
Abbott Laboratories	419,061	16,301,473
Allscripts Healthcare Solutions, Inc. *	537,800	7,206,520
Amedisys, Inc. *	28,485	1,466,693
AmerisourceBergen Corp.	184,566	15,706,567
Becton, Dickinson & Co.	17,000	2,741,420
C.R. Bard, Inc.	115,900	24,590,503
Cardinal Health, Inc.	65,800	5,162,668
DENTSPLY SIRONA, Inc.	89,878	5,356,729
Express Scripts Holding Co. *	313,860	23,140,898
Haemonetics Corp. *	66,428	2,154,260
HCA Holdings, Inc. *	71,700	5,780,454
Hill-Rom Holdings, Inc.	71,700	3,466,695
Hologic, Inc. *	637,767	21,422,593
Humana, Inc.	28,199	4,993,197
IMS Health Holdings, Inc. *	88,300	2,352,312
LifePoint Health, Inc. *	108,800	7,350,528
Magellan Health, Inc. *	26,400	1,860,144
Meridian Bioscience, Inc.	248,500	4,748,835
Merit Medical Systems, Inc. *	48,230	976,657
Molina Healthcare, Inc. *	240,429	12,444,605
NxStage Medical, Inc. *	31,955	515,115
Owens & Minor, Inc.	70,900	2,580,051
RadNet, Inc. *	102,700	518,635
ResMed, Inc.	34,000	1,897,200
St. Jude Medical, Inc.	120,500	9,182,100
Stryker Corp.	34,740	3,787,007
Teleflex, Inc.	12,343	1,922,793
UnitedHealth Group, Inc.	153,191	20,172,191
WellCare Health Plans, Inc. *	65,576	5,901,184
		215,700,027
Pharmaceuticals, Biotechnology & Life Sciences 51.1%
AbbVie, Inc.	424,026	25,865,586
Acorda Therapeutics, Inc. *	207,842	5,372,716
Agilent Technologies, Inc.	510,100	20,873,292
AMAG Pharmaceuticals, Inc. *	170,200	4,513,704
Amgen, Inc.	300,211	47,523,401
Biogen, Inc. *	43,664	12,007,163
Bristol-Myers Squibb Co.	46,134	3,329,952
Catalent, Inc. *	166,800	4,925,604
Celgene Corp. *	266,906	27,600,749
Charles River Laboratories International, Inc. *	270,492	21,441,901
Depomed, Inc. *	330,681	5,747,236
Eli Lilly & Co.	219,262	16,560,859
Security	Number of Shares	Value ($)
Emergent BioSolutions, Inc. *	290,000	11,170,800
Five Prime Therapeutics, Inc. *	67,200	3,198,048
Genomic Health, Inc. *	18,033	473,907
Gilead Sciences, Inc.	609,452	53,759,761
INC Research Holdings, Inc., Class A *	58,300	2,805,979
Incyte Corp. *	64,106	4,632,941
Johnson & Johnson	652,650	73,149,012
Lexicon Pharmaceuticals, Inc. *(a)	85,300	1,177,993
Luminex Corp. *	102,100	2,052,210
Merck & Co., Inc.	906,060	49,688,330
PDL BioPharma, Inc.	222,700	839,579
PerkinElmer, Inc.	43,395	2,187,976
Pfizer, Inc.	1,703,500	55,721,485
Phibro Animal Health Corp., Class A	53,367	1,106,832
Prestige Brands Holdings, Inc. *	305,301	17,334,991
SciClone Pharmaceuticals, Inc. *	51,363	677,992
Spectrum Pharmaceuticals, Inc. *	90,700	643,063
Thermo Fisher Scientific, Inc.	73,450	10,595,162
Zoetis, Inc.	289,807	13,629,623
		500,607,847
		716,307,874
Total Common Stock
(Cost $814,768,969)		975,435,951

Other Investment Company 0.1% of net assets
United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (b)	1,154,749	1,154,749
Total Other Investment Company
(Cost $1,154,749)		1,154,749
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets
Time Deposits 0.0%
Brown Brothers Harriman
Euro
(0.53%), 05/02/16 (c)	6,258	7,166
Wells Fargo
Swiss Franc
(1.63%), 05/02/16 (c)	303,590	316,470
Total Short-Term Investments
(Cost $323,636)		323,636

End of Investments.

See financial notes    65

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

At 04/30/16, the tax basis cost of the fund's investments was $817,017,011 and the unrealized appreciation and depreciation were $193,256,320 and ($33,358,995), respectively, with a net unrealized appreciation of $159,897,325.
At 04/30/16, the values of certain foreign securities held by the fund aggregating $213,081,175 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,119,093.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

Reg'd —	Registered

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$762,354,776	$—	$—	$762,354,776
Australia [1]	—	18,306,413	—	18,306,413
Finland [1]	—	13,439,943	—	13,439,943
France [1]	—	14,204,349	—	14,204,349
Germany [1]	—	745,815	—	745,815
Hong Kong[1]	—	8,674,947	—	8,674,947
Israel [1]	—	10,112,344	—	10,112,344
Italy [1]	—	8,925,436	—	8,925,436
Japan [1]	—	27,225,802	—	27,225,802
Malaysia [1]	—	1,810,085	—	1,810,085
New Zealand[1]	—	3,171,134	—	3,171,134
Switzerland [1]	—	75,617,044	—	75,617,044
Taiwan [1]	—	5,504,875	—	5,504,875
United Kingdom[1]	—	25,342,988	—	25,342,988
Other Investment Company[1]	1,154,749	—	—	1,154,749
Short-Term Investments[1]	—	323,636	—	323,636
Total	$763,509,525	$213,404,811	$—	$976,914,336
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
66    See financial notes

Schwab Health Care Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $815,092,605) including securities on loan of $1,119,093		$975,759,587
Collateral invested for securities on loan, at value (cost $1,154,749)	+	1,154,749
Total investments, at value (cost $816,247,354)		976,914,336
Deposit with broker for futures contracts		805,000
Receivables:
Investments sold		10,026,091
Foreign tax reclaims		1,025,286
Dividends		617,415
Fund shares sold		403,982
Income from securities on loan		13,820
Prepaid expenses	+	26,074
Total assets		989,832,004
Liabilities
Collateral held for securities on loan		1,154,749
Payables:
Investments bought		8,156,195
Investment adviser and administrator fees		87,171
Shareholder service fees		66,028
Fund shares redeemed		692,634
Due to custodian		159,993
Accrued expenses	+	87,064
Total liabilities		10,403,834
Net Assets
Total assets		989,832,004
Total liabilities	–	10,403,834
Net assets		$979,428,170
Net Assets by Source
Capital received from investors		806,507,702
Net investment income not yet distributed		3,124,416
Net realized capital gains		9,153,533
Net unrealized capital appreciation		160,642,519

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$979,428,170		43,855,338		$22.33

See financial notes    67

Schwab Health Care Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $325,195)		$8,281,224
Interest		1,219
Securities on loan	+	129,742
Total investment income		8,412,185
Expenses
Investment adviser and administrator fees		2,673,868
Shareholder service fees		1,181,580
Custodian fees		51,850
Shareholder reports		37,750
Transfer agent fees		37,218
Portfolio accounting fees		33,131
Proxy fees		31,565
Professional fees		16,784
Registration fees		13,035
Independent trustees' fees		6,940
Interest expense		1,071
Other expenses	+	12,339
Total expenses		4,097,131
Expense reduction by CSIM and its affiliates	–	37,218
Net expenses	–	4,059,913
Net investment income		4,352,272
Realized and Unrealized Gains (Losses)
Net realized gains on investments		9,912,994
Net realized losses on futures contracts		(21,217)
Net realized gains on foreign currency transactions	+	57,722
Net realized gains		9,949,499
Net change in unrealized appreciation (depreciation) on investments		(42,794,675)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	36,270
Net change in unrealized appreciation (depreciation)	+	(42,758,405)
Net realized and unrealized losses		(32,808,906)
Decrease in net assets resulting from operations		($28,456,634)
68    See financial notes

Schwab Health Care Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$4,352,272	$5,941,714
Net realized gains		9,949,499	149,735,571
Net change in unrealized appreciation (depreciation)	+	(42,758,405)	(79,361,560)
Increase (decrease) in net assets from operations		(28,456,634)	76,315,725
Distributions to Shareholders
Distributions from net investment income		(6,691,995)	(8,134,921)
Distributions from net realized gains	+	(149,840,338)	(122,526,297)
Total distributions		($156,532,333)	($130,661,218)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,817,415	$41,610,915	7,812,599	$212,724,582
Shares reinvested		6,099,701	139,195,182	4,588,745	118,160,176
Shares redeemed	+	(5,960,836)	(134,396,926)	(8,253,014)	(222,654,576)
Net transactions in fund shares		1,956,280	$46,409,171	4,148,330	$108,230,182
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,899,058	$1,118,007,966	37,750,728	$1,064,123,277
Total increase or decrease	+	1,956,280	(138,579,796)	4,148,330	53,884,689
End of period		43,855,338	$979,428,170	41,899,058	$1,118,007,966
Net investment income not yet distributed			$3,124,416		$5,464,139
See financial notes    69

Schwab International Core Equity Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$9.62	$9.77	$9.82	$7.90	$7.32	$7.80
Income (loss) from investment operations:
Net investment income (loss)	0.11 [1]	0.19 [1]	0.29 [1]	0.20	0.16	0.17
Net realized and unrealized gains (losses)	(0.51)	(0.01)	(0.08)	1.93	0.62	(0.46)
Total from investment operations	(0.40)	0.18	0.21	2.13	0.78	(0.29)
Less distributions:
Distributions from net investment income	(0.19)	(0.15)	(0.26)	(0.21)	(0.20)	(0.19)
Distributions from net realized gains	—	(0.18)	—	—	—	—
Total distributions	(0.19)	(0.33)	(0.26)	(0.21)	(0.20)	(0.19)
Net asset value at end of period	$9.03	$9.62	$9.77	$9.82	$7.90	$7.32
Total return	(4.21%) [2]	2.05%	2.20%	27.70%	11.17%	(3.89%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.86% [3]	0.86%	0.86%	0.86%	0.86%	0.80% [4]
Gross operating expenses	0.91% [3]	0.92%	0.98%	1.10%	1.16%	1.22%
Net investment income (loss)	2.60% [3]	2.02%	2.95%	2.40%	2.45%	2.32%
Portfolio turnover rate	44% [2]	87%	90%	75%	112%	86%
Net assets, end of period (x 1,000,000)	$741	$679	$423	$147	$78	$60

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
The ratio of net operating expenses would have been 0.86%, if a voluntary reduction of Investment Adviser fees had not been included.
70    See financial notes

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.0%	Common Stock	734,731,714	726,717,389
1.3%	Other Investment Company	9,481,657	9,481,657
99.3%	Total Investments	744,213,371	736,199,046
0.7%	Other Assets and Liabilities, Net		5,295,942
100.0%	Net Assets		741,494,988

Security	Number of Shares	Value ($)
Common Stock 98.0% of net assets
Australia 6.1%
Banks 1.8%
Australia & New Zealand Banking Group Ltd.	717,983	13,160,573
Commercial & Professional Supplies 0.3%
Mineral Resources Ltd.	337,794	1,891,078
Consumer Services 0.3%
Aristocrat Leisure Ltd.	335,131	2,533,468
Diversified Financials 0.4%
ASX Ltd.	64,304	2,128,570
Challenger Ltd.	109,831	742,940
		2,871,510
Energy 1.0%
Caltex Australia Ltd.	160,106	3,929,507
Woodside Petroleum Ltd.	166,955	3,574,506
		7,504,013
Health Care Equipment & Services 0.4%
Cochlear Ltd.	33,333	2,726,515
Household & Personal Products 0.1%
Blackmores Ltd.	7,070	860,995
Materials 0.8%
Northern Star Resources Ltd.	804,089	2,391,598
OZ Minerals Ltd.	380,210	1,687,988
Pact Group Holdings Ltd.	343,582	1,345,831
St. Barbara Ltd. *	185,023	329,238
		5,754,655
Retailing 0.3%
JB Hi-Fi Ltd.	150,654	2,506,317
Transportation 0.5%
Qantas Airways Ltd. *	1,556,921	3,796,134
Security	Number of Shares	Value ($)
Utilities 0.2%
AGL Energy Ltd.	100,000	1,385,139
		44,990,397
Austria 0.3%
Capital Goods 0.3%
ANDRITZ AG	43,944	2,466,672
Belgium 2.1%
Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	31,801	3,945,037
Materials 0.4%
Bekaert N.V.	57,136	2,516,223
Transportation 1.2%
bpost S.A.	311,723	8,802,933
		15,264,193
Brazil 0.4%
Materials 0.1%
Fibria Celulose S.A.	86,900	767,616
Media 0.3%
Smiles S.A.	160,483	1,861,822
		2,629,438
Canada 0.4%
Automobiles & Components 0.3%
Magna International, Inc.	57,826	2,428,812
Materials 0.1%
Centerra Gold, Inc.	91,420	505,662
Dominion Diamond Corp.	13,611	156,320
		661,982
		3,090,794
China 0.2%
Consumer Durables & Apparel 0.2%
ANTA Sports Products Ltd.	438,000	1,115,686
Denmark 1.3%
Capital Goods 1.1%
Vestas Wind Systems A/S	112,789	8,073,667
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	16,200	731,933
Transportation 0.1%
DSV A/S	25,215	1,061,505
		9,867,105
Finland 0.5%
Energy 0.2%
Neste Oyj	42,407	1,358,913
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	32,588	1,138,127
Real Estate 0.1%
Sponda Oyj	150,056	653,450

See financial notes    71

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Elisa Oyj	11,583	433,111
		3,583,601
France 10.0%
Automobiles & Components 1.8%
Peugeot S.A. *	825,055	13,296,710
Banks 1.2%
BNP Paribas S.A.	35,294	1,869,133
Credit Agricole S.A.	656,194	7,263,244
		9,132,377
Capital Goods 0.8%
Safran S.A.	27,973	1,928,449
Thales S.A.	46,044	3,984,540
		5,912,989
Consumer Durables & Apparel 1.1%
Christian Dior SE	45,541	8,002,476
Energy 0.5%
TOTAL S.A.	80,465	4,066,765
Household & Personal Products 0.7%
L'Oreal S.A.	26,772	4,863,019
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Ipsen S.A.	91,912	5,556,899
Sanofi	213,343	17,585,133
		23,142,032
Telecommunication Services 0.6%
Orange S.A.	283,550	4,710,877
Utilities 0.2%
Veolia Environnement S.A.	54,762	1,345,259
		74,472,504
Germany 10.3%
Automobiles & Components 0.5%
Bayerische Motoren Werke AG	19,509	1,804,847
Continental AG	10,020	2,206,538
		4,011,385
Banks 1.3%
Aareal Bank AG	210,925	7,508,957
Commerzbank AG	224,896	2,108,931
		9,617,888
Capital Goods 1.0%
HOCHTIEF AG	53,171	6,830,995
Pfeiffer Vacuum Technology AG	3,500	376,985
		7,207,980
Food & Staples Retailing 0.4%
METRO AG	102,597	3,273,222
Insurance 1.9%
Allianz SE - Reg'd	81,324	13,835,478
Materials 1.6%
Covestro AG *	166,632	6,591,729
Evonik Industries AG	63,367	2,010,524
LANXESS AG	21,049	1,102,328
Linde AG	12,168	1,861,727
		11,566,308
Security	Number of Shares	Value ($)
Media 1.7%
CTS Eventim AG & Co. KGaA	3,871	135,852
ProSiebenSat.1 Media SE	249,987	12,770,587
		12,906,439
Software & Services 1.0%
SAP SE	96,868	7,600,361
Telecommunication Services 0.4%
Deutsche Telekom AG - Reg'd	153,000	2,685,675
Transportation 0.2%
Deutsche Lufthansa AG - Reg'd	87,172	1,357,255
Utilities 0.3%
E.ON SE	128,042	1,327,049
RWE AG *	61,384	919,691
		2,246,740
		76,308,731
Hong Kong 4.2%
Banks 0.2%
China Construction Bank Corp., Class H	2,500,000	1,587,818
Capital Goods 0.2%
China High Speed Transmission Equipment Group Co., Ltd. *	2,261,000	1,752,244
Food, Beverage & Tobacco 0.5%
WH Group Ltd. *	4,448,500	3,593,169
Materials 0.7%
Nine Dragons Paper Holdings Ltd.	1,106,000	792,478
Sinopec Shanghai Petrochemical Co., Ltd., Class H *	8,347,000	4,094,408
		4,886,886
Real Estate 1.2%
China Resources Land Ltd.	576,000	1,415,052
New World Development Co., Ltd.	7,774,000	7,731,309
		9,146,361
Software & Services 1.4%
Tencent Holdings Ltd.	496,948	10,112,053
		31,078,531
Ireland 0.4%
Banks 0.2%
Bank of Ireland *	5,752,081	1,746,772
Consumer Services 0.2%
Paddy Power Betfair plc	8,600	1,155,799
		2,902,571
Italy 1.3%
Banks 0.5%
Intesa Sanpaolo S.p.A.	1,345,901	3,741,335
Diversified Financials 0.6%
Banca IFIS S.p.A.	72,631	2,081,984
Mediobanca S.p.A.	259,496	2,137,588
		4,219,572
Energy 0.1%
Saras S.p.A. *	608,293	1,062,497

72    See financial notes

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
ERG S.p.A.	45,028	587,034
		9,610,438
Japan 22.2%
Automobiles & Components 2.1%
Calsonic Kansei Corp.	300,000	2,049,036
Fuji Heavy Industries Ltd.	410,390	13,475,148
		15,524,184
Banks 3.5%
Mitsubishi UFJ Financial Group, Inc.	2,435,800	11,240,759
Mizuho Financial Group, Inc.	828,000	1,241,099
Resona Holdings, Inc.	2,583,100	9,131,939
Sumitomo Mitsui Financial Group, Inc.	111,400	3,352,214
The Hiroshima Bank Ltd.	294,000	1,064,375
		26,030,386
Capital Goods 2.4%
Hazama Ando Corp.	838,400	4,089,748
ITOCHU Corp.	55,300	702,786
Kanamoto Co., Ltd.	149,900	3,853,248
Kumagai Gumi Co., Ltd.	1,310,000	3,544,016
OKUMA Corp.	252,000	1,966,015
Tadano Ltd.	237,000	2,261,572
Takuma Co., Ltd.	198,000	1,702,051
		18,119,436
Commercial & Professional Supplies 0.2%
Meitec Corp.	39,000	1,352,831
Consumer Durables & Apparel 0.9%
Foster Electric Co., Ltd.	205,700	4,280,131
Fujitsu General Ltd.	162,000	2,800,808
		7,080,939
Consumer Services 0.4%
Kura Corp.	44,100	1,895,256
Round One Corp.	112,500	660,272
Toridoll.corp.	32,800	569,983
		3,125,511
Food, Beverage & Tobacco 0.4%
Japan Tobacco, Inc.	66,600	2,721,137
Health Care Equipment & Services 0.4%
Hoya Corp.	85,400	3,270,329
Insurance 0.5%
T&D Holdings, Inc.	64,000	612,638
The Dai-ichi Life Insurance Co., Ltd.	243,000	2,920,785
		3,533,423
Materials 2.1%
Sanyo Special Steel Co., Ltd.	221,000	1,005,796
Sumitomo Chemical Co., Ltd.	686,800	3,104,213
Teijin Ltd.	390,000	1,396,293
Tokyo Steel Manufacturing Co., Ltd.	992,200	6,111,483
Ube Industries Ltd.	2,011,000	3,819,469
		15,437,254
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Astellas Pharma, Inc.	518,000	6,983,977
Daiichi Sankyo Co., Ltd.	51,200	1,206,650
		8,190,627
Security	Number of Shares	Value ($)
Real Estate 0.9%
Japan Logistics Fund, Inc.	2,673	5,934,429
Premier Investment Corp.	489	623,975
		6,558,404
Retailing 1.3%
Geo Holdings Corp.	234,884	3,879,079
Nishimatsuya Chain Co., Ltd.	177,900	2,027,229
T-Gaia Corp.	313,700	3,810,049
		9,716,357
Software & Services 0.2%
Mixi, Inc.	50,000	1,708,436
Technology Hardware & Equipment 1.2%
Alps Electric Co., Ltd.	42,700	738,014
Canon, Inc.	58,600	1,638,615
Hitachi High-Technologies Corp.	94,800	2,565,064
Japan Aviation Electronics Industry Ltd.	139,000	1,855,493
Murata Manufacturing Co., Ltd.	3,400	443,398
Shimadzu Corp.	91,000	1,362,045
		8,602,629
Telecommunication Services 1.1%
KDDI Corp.	107,200	3,087,975
Nippon Telegraph & Telephone Corp.	44,000	1,969,014
NTT DOCOMO, Inc.	116,000	2,782,141
		7,839,130
Transportation 2.4%
Central Japan Railway Co.	32,245	5,648,539
Japan Airlines Co., Ltd.	340,700	12,263,256
		17,911,795
Utilities 1.1%
Chubu Electric Power Co., Inc.	207,300	2,730,586
Toho Gas Co., Ltd.	140,000	955,882
Tohoku Electric Power Co., Inc.	325,800	4,165,344
		7,851,812
		164,574,620
Malaysia 0.0%
Transportation 0.0%
AirAsia Berhad	441,700	214,414
Netherlands 3.3%
Energy 0.2%
Koninklijke Vopak N.V.	30,134	1,638,361
Food & Staples Retailing 0.5%
Koninklijke Ahold N.V.	179,585	3,910,326
Household & Personal Products 1.0%
Unilever N.V. CVA	168,731	7,412,329
Materials 0.8%
Akzo Nobel N.V.	61,260	4,352,315
Corbion N.V.	54,311	1,387,262
		5,739,577

See financial notes    73

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.8%
RELX N.V.	236,616	3,973,631
Wolters Kluwer N.V.	42,381	1,614,403
		5,588,034
		24,288,627
New Zealand 0.3%
Energy 0.1%
Z Energy Ltd.	148,367	811,310
Transportation 0.2%
Air New Zealand Ltd.	840,953	1,442,948
		2,254,258
Norway 0.1%
Telecommunication Services 0.1%
Telenor A.S.A.	48,319	831,384
Republic of Korea 0.2%
Materials 0.1%
Lotte Chemical Corp.	4,323	1,102,665
Software & Services 0.1%
Com2uSCorp. *	6,200	701,445
		1,804,110
Singapore 1.4%
Banks 0.4%
DBS Group Holdings Ltd.	256,000	2,895,635
Food, Beverage & Tobacco 0.2%
Wilmar International Ltd.	565,000	1,552,041
Real Estate 0.3%
CapitaLand Ltd.	955,000	2,199,771
Retailing 0.1%
Jardine Cycle & Carriage Ltd.	29,000	829,106
Transportation 0.4%
SATS Ltd.	905,800	2,758,368
		10,234,921
Spain 2.7%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	632,348	4,345,373
Banco Santander S.A.	862,010	4,377,562
CaixaBank S.A.	151,955	458,707
		9,181,642
Media 0.5%
Mediaset Espana Comunicacion S.A.	287,719	3,746,347
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	17,239	786,104
Telecommunication Services 0.2%
Telefonica S.A.	110,046	1,203,814
Utilities 0.7%
Acciona S.A.	10,743	862,142
Endesa S.A.	191,034	4,019,330
		4,881,472
		19,799,379
Security	Number of Shares	Value ($)
Sweden 2.4%
Banks 0.4%
Nordea Bank AB	321,455	3,124,588
Capital Goods 0.2%
Peab AB	167,119	1,396,589
Commercial & Professional Supplies 0.4%
Intrum Justitia AB	80,288	2,886,064
Food & Staples Retailing 0.6%
Axfood AB	221,117	4,099,800
Food, Beverage & Tobacco 0.7%
Swedish Match AB	172,192	5,469,130
Software & Services 0.1%
NetEnt AB *	8,916	561,475
		17,537,646
Switzerland 9.5%
Capital Goods 0.6%
Schindler Holding AG	23,386	4,265,037
Consumer Durables & Apparel 0.2%
Forbo Holding AG - Reg'd *	1,153	1,404,878
Diversified Financials 0.8%
Cembra Money Bank AG *	84,448	5,794,210
Food, Beverage & Tobacco 2.3%
Nestle S.A. - Reg'd	234,907	17,533,376
Insurance 1.2%
Swiss Life Holding AG - Reg'd *	34,336	8,684,146
Materials 0.5%
EMS-Chemie Holding AG - Reg'd	2,733	1,352,471
Givaudan S.A. - Reg'd	1,131	2,232,439
		3,584,910
Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Actelion Ltd. - Reg'd *	50,561	8,194,932
Lonza Group AG - Reg'd *	9,275	1,546,961
Novartis AG - Reg'd	24,055	1,830,639
Roche Holding AG	64,696	16,368,681
		27,941,213
Telecommunication Services 0.2%
Swisscom AG - Reg'd	3,108	1,579,418
		70,787,188
Taiwan 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,039,000	4,773,548
United Kingdom 17.8%
Banks 2.3%
Barclays plc	2,259,796	5,673,805
HSBC Holdings plc	1,768,869	11,722,073
		17,395,878
Capital Goods 1.0%
QinetiQ Group plc	1,988,658	6,513,018
Spirax-Sarco Engineering plc	18,793	938,958
		7,451,976

74    See financial notes

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.5%
Persimmon plc	121,517	3,534,453
Diversified Financials 0.2%
IG Group Holdings plc	116,198	1,314,677
Energy 4.3%
BP plc	2,375,898	13,089,726
Royal Dutch Shell plc, B Shares	711,266	18,674,198
		31,763,924
Food, Beverage & Tobacco 2.7%
British American Tobacco plc	81,877	4,992,212
Imperial Brands plc	274,971	14,951,057
		19,943,269
Household & Personal Products 1.5%
Reckitt Benckiser Group plc	36,831	3,588,037
Unilever plc	173,736	7,762,849
		11,350,886
Insurance 0.8%
Hiscox Ltd.	30,698	404,622
Old Mutual plc	1,957,323	5,321,487
		5,726,109
Materials 0.8%
Polymetal International plc	64,355	667,103
Rio Tinto plc	168,739	5,660,571
		6,327,674
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
AstraZeneca plc	30,000	1,721,178
GlaxoSmithKline plc	80,650	1,723,690
Shire plc	66,891	4,174,134
		7,619,002
Retailing 0.1%
WH Smith plc	49,021	1,200,917
Software & Services 0.8%
Moneysupermarket.com Group plc	1,267,093	5,820,544
Telecommunication Services 1.0%
BT Group plc	1,100,525	7,133,679
Transportation 0.1%
International Consolidated Airlines Group S.A.	57,899	445,145
Utilities 0.7%
Centrica plc	909,150	3,174,955
Severn Trent plc	62,378	2,033,545
		5,208,500
		132,236,633
Total Common Stock
(Cost $734,731,714)		726,717,389
Security	Number of Shares	Value ($)
Other Investment Company 1.3% of net assets
Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (a)	9,481,657	9,481,657
Total Other Investment Company
(Cost $9,481,657)		9,481,657

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $744,548,494 and the unrealized appreciation and depreciation were $38,038,761 and ($46,388,209), respectively, with a net unrealized depreciation of ($8,349,448).
At 04/30/16, the values of certain foreign securities held by the fund aggregating $713,584,828 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
Reg'd —	Registered
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	100	8,309,500	59,671

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
05/09/2016	State Street Bank & Trust Co.	JPY	73,189,336	USD	687,911	13,276
05/06/2016	State Street Bank & Trust Co.	USD	981,548	JPY	104,436,680	(43,810)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(30,534)

See financial notes    75

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$696,708,530	$—	$696,708,530
Brazil [1]	2,629,438	—	—	2,629,438
Canada [1]	3,090,794	—	—	3,090,794
Netherlands [1]	—	16,876,298	—	16,876,298
Household & Personal Products	7,412,329	—	—	7,412,329
Other Investment Company[1]	9,481,657	—	—	9,481,657
Total	$22,614,218	$713,584,828	$—	$736,199,046
Other Financial Instruments
Futures Contracts[2]	$59,671	$—	$—	$59,671
Forward Foreign Currency Exchange Contracts[2]	—	13,276	—	13,276
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($43,810)	$—	($43,810)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
76    See financial notes

Schwab International Core Equity Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $744,213,371)		$736,199,046
Foreign currency, at value (cost $788,428)		788,019
Deposit with broker for futures contracts		950,400
Receivables:
Investments sold		3,277,873
Dividends		3,903,447
Fund shares sold		1,737,502
Foreign tax reclaims		632,197
Unrealized appreciation on forward foreign currency exchange contracts		13,276
Prepaid expenses	+	52,258
Total assets		747,554,018
Liabilities
Payables:
Investments bought		5,288,179
Investment adviser and administrator fees		65,724
Shareholder service fees		30,952
Fund shares redeemed		482,708
Variation margin on futures contracts		40,500
Unrealized depreciation on forward foreign currency exchange contracts		43,810
Accrued expenses	+	107,157
Total liabilities		6,059,030
Net Assets
Total assets		747,554,018
Total liabilities	–	6,059,030
Net assets		$741,494,988
Net Assets by Source
Capital received from investors		782,249,300
Net investment income not yet distributed		7,406,652
Net realized capital losses		(40,327,011)
Net unrealized capital depreciation		(7,833,953)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$741,494,988		82,074,986		$9.03

See financial notes    77

Schwab International Core Equity Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,120,681)		$11,820,712
Expenses
Investment adviser and administrator fees		1,980,944
Shareholder service fees		844,218
Custodian fees		128,743
Portfolio accounting fees		39,133
Registration fees		28,662
Shareholder reports		23,504
Professional fees		22,142
Proxy fees		17,204
Transfer agent fees		16,551
Independent trustees' fees		5,676
Interest expense		58
Other expenses	+	10,319
Total expenses		3,117,154
Expense reduction by CSIM and its affiliates	–	162,630
Net expenses	–	2,954,524
Net investment income		8,866,188
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(25,289,596)
Net realized losses on futures contracts		(114,355)
Net realized gains on foreign currency transactions	+	77,739
Net realized losses		(25,326,212)
Net change in unrealized appreciation (depreciation) on investments		(12,166,094)
Net change in unrealized appreciation (depreciation) on futures contracts		19,664
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	137,880
Net change in unrealized appreciation (depreciation)	+	(12,008,550)
Net realized and unrealized losses		(37,334,762)
Decrease in net assets resulting from operations		($28,468,574)
78    See financial notes

Schwab International Core Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$8,866,188	$11,307,276
Net realized losses		(25,326,212)	(3,906,044)
Net change in unrealized appreciation (depreciation)	+	(12,008,550)	(590,377)
Increase (decrease) in net assets from operations		(28,468,574)	6,810,855
Distributions to Shareholders
Distributions from net investment income		(13,757,023)	(6,697,762)
Distributions from net realized gains	+	—	(8,247,177)
Total distributions		($13,757,023)	($14,944,939)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,269,633	$198,238,893	39,601,250	$382,386,533
Shares reinvested		1,360,473	12,393,908	1,470,490	13,499,099
Shares redeemed	+	(12,147,581)	(106,244,572)	(13,726,881)	(130,995,091)
Net transactions in fund shares		11,482,525	$104,388,229	27,344,859	$264,890,541
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		70,592,461	$679,332,356	43,247,602	$422,575,899
Total increase	+	11,482,525	62,162,632	27,344,859	256,756,457
End of period		82,074,986	$741,494,988	70,592,461	$679,332,356
Net investment income not yet distributed			$7,406,652		$12,297,487
See financial notes    79

Schwab Active Equity Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Schwab Core Equity Fund	Schwab Target 2015 Fund
Schwab Dividend Equity Fund	Schwab Target 2020 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2025 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2030 Fund
Schwab Hedged Equity Fund	Schwab Target 2035 Fund
Schwab Financial Services Fund	Schwab Target 2040 Fund
Schwab Health Care Fund	Schwab Target 2045 Fund
Schwab International Core Equity Fund	Schwab Target 2050 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2055 Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab ® Monthly Income Fund — Moderate Payout
Laudus Small-Cap MarketMasters Fund™	Schwab ® Monthly Income Fund — Enhanced Payout
Laudus International MarketMasters Fund™	Schwab ® Monthly Income Fund — Maximum Payout
Schwab Balanced Fund™

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
80

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed
81

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents ranged from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue through November 30, 2015. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
82

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
As of April 30, 2016, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2016, if any, are disclosed in each fund's Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
Short Sales: When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When a fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on a fund’s records and presented in the Statement of Operations. A fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
83

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2016, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
84

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Management Risk. The funds' investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by each fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—a fund's performance also will lag those investments.
Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—small-cap stocks, for instance—a fund's performance also will lag those investments.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Dividend Paying Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
85

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Convertible Securities Risk. Convertible securities generally are debt obligations that pay income, but which may convert into common or preferred stock under certain circumstances. The value of a convertible security is influenced by the credit standing of the issuer, and changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund's investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
Short Sales Risk. Certain funds engage in short sales transactions. Short sales are transactions in which a fund sells a security it does not own. To complete a short sale, a fund must borrow the security to deliver to the buyer. A fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by a fund, and the fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security.
To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. A fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require a fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
86

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab International Core Equity Fund
Flat rate	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

% of Average Daily Net Assets	Schwab Financial Services Fund	Schwab Health Care Fund
First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
Over $1 billion	0.49%	0.49%
For the period ended April 30, 2016, the aggregate advisory fee paid to CSIM by the Schwab Financial Services Fund and the Schwab Health Care Fund were 0.54% and 0.53%, respectively, as a percentage of each fund's average daily net assets.
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
0.75%	0.89%	0.99%	1.12%	1.33%*

Schwab Financial Services Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
0.94%	0.82%	0.86%
*	Excludes dividends and stock loan fees paid on securities sold short.
87

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of April 30, 2016, as applicable:
	Underlying Funds
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Small-Cap Equity Fund	Schwab International Core Equity Fund
Schwab Target 2010 Fund	0.2%	0.1%	0.2%	0.3%
Schwab Target 2015 Fund	0.4%	0.2%	0.3%	0.5%
Schwab Target 2020 Fund	2.3%	1.3%	2.0%	3.7%
Schwab Target 2025 Fund	2.2%	1.3%	2.1%	3.6%
Schwab Target 2030 Fund	4.5%	2.6%	4.8%	7.6%
Schwab Target 2035 Fund	2.1%	1.2%	2.5%	3.7%
Schwab Target 2040 Fund	5.3%	3.1%	7.0%	9.4%
Schwab Target 2045 Fund	0.5%	0.3%	0.7%	0.9%
Schwab Target 2050 Fund	0.4%	0.2%	0.6%	0.7%
Schwab Target 2055 Fund	0.2%	0.1%	0.4%	0.4%
Schwab Monthly Income Fund - Moderate Payout	—%	0.8%	—%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	1.1%	—%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	0.3%	—%	—%
Schwab Balanced Fund	4.7%	—%	—%	—%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
88

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Core Equity Fund	$818,689,666	$912,828,526
Schwab Dividend Equity Fund	485,682,611	617,277,717
Schwab Large-Cap Growth Fund	76,988,981	92,383,628
Schwab Small-Cap Equity Fund	224,761,088	248,253,804
Schwab Hedged Equity Fund*	138,820,715	150,024,707
Schwab Financial Services Fund	19,045,816	20,615,317
Schwab Health Care Fund	275,739,974	381,723,715
Schwab International Core Equity Fund	390,502,313	297,158,313
*	Including securities sold short.
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2016 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2016, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab Core Equity Fund	$13,241,335	134
Schwab Dividend Equity Fund	4,155,762	42
Schwab Large-Cap Growth Fund	735,213	7
Schwab Small-Cap Equity Fund	1,516,622	14
Schwab Hedged Equity Fund	1,005,192	10
Schwab Financial Services Fund	789,514	8
Schwab Health Care Fund	3,002,271*	29*
Schwab International Core Equity Fund	8,085,321	98
* During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.
The Schwab International Core Equity Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to manage cash. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended April 30, 2016, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation (depreciation) were $268,729 and ($5,089), respectively.
89

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
8. Derivatives (continued):
As of April 30, 2016, the derivatives contracts held by the fund, categorized by primary risk exposure, were:
Schwab International Core Equity Fund
Asset Derivatives	Fair Value
Equity Index - Futures Contracts[1]	$59,671
Forward Foreign Currency Exchange Contracts[2]	13,276
Total	$72,947
Liability Derivatives	Fair Value
Equity Index - Futures Contracts[3]	$—
Forward Foreign Currency Exchange Contracts[4]	($43,810)
Total	($43,810)
[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
The effect of the derivatives held by the Schwab International Core Equity Fund in the Statement of Operations for the period ended April 30, 2016 were:
Schwab International Core Equity Fund
Equity Index Futures Contracts
Realized Gains (Losses)[1]	($114,355)
Change in Unrealized Appreciation (Depreciation)[2]	19,664
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$—
Change in Unrealized Appreciation (Depreciation)[2]	(30,534)
[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on foreign currency translations.
The fund's forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The fund's forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund's forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2016.
90

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
8. Derivatives (continued):
Schwab International Core Equity Fund
	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
State Street Bank & Trust Co.	$13,276	($13,276)	$—	$—
Total	$13,276	($13,276)	$—	$—
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($43,810)	$13,276	$—	($30,534)
Total	($43,810)	$13,276	$—	($30,534)
[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/15-4/30/16)	Prior Period (11/1/14-10/31/15)
Schwab Core Equity Fund	$11,998	$22,991
Schwab Dividend Equity Fund	7,483	17,039
Schwab Large-Cap Growth Fund	346	5,458
Schwab Small-Cap Equity Fund	2,868	13,614
Schwab Hedged Equity Fund	3,365	8,264
Schwab Financial Services Fund	868	4,975
Schwab Health Care Fund	13,049	54,580
Schwab International Core Equity Fund	8,156	15,500
10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
October 31, 2016	$9,727,766	$—	$—	$—	$—
October 31, 2017	1,636,580	—	—	—	—
Total	$11,364,346**	$—	$—	$—	$—

91

Schwab Active Equity Funds
Financial Notes, unaudited (continued)
10. Federal Income Taxes (continued):
Expiration Date	Schwab Financial Services Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
October 31, 2017	$17,740,785	$—	$—
October 31, 2018	170,394	—	—
October 31, 2019	—	—	7,906,336
No expiration*	—	—	5,159,909
Total	$17,911,179	$—	$13,066,245**
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
**	The Schwab Core Equity Fund and Schwab International Core Equity Fund have capital loss carryforwards acquired via mergers, which are subject to certain annual limitations in regard to availability to offset potential future capital gains.
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
At a meeting held on June 1, 2016, the Board of the trust approved the liquidation of the Schwab Financial Services Fund (the Fund). Accordingly, effective at market close on June 7, 2016, the Fund is closed to new investment from all investors except for additional investment by existing qualified retirement plans. The Fund will redeem all of its outstanding shares on or about August 9, 2016 (the Liquidation Date), and distribute the proceeds to the Fund’s shareholders (subject to maintenance of appropriate reserves for liquidation and other expenses). As shareholders redeem shares of the Fund through the Liquidation Date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in the Fund’s assets. On or about the Liquidation Date, all portfolio holdings of the Fund will be converted to cash, cash equivalents or other liquid assets.
Other than the planned liquidation of Schwab Financial Services Fund as discussed above, management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
92

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Capital Trust (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,781,628,338.445	341,201,457.803
Marie A. Chandoha	2,069,741,484.184	53,088,312.064
Joseph R. Martinetto	2,070,394,888.403	52,434,907.845
Robert W. Burns	2,070,083,106.758	52,746,689.490
John F. Cogan	1,909,915,620.213	212,914,176.035
Stephen T. Kochis	2,067,778,859.342	55,050,936.906
David L. Mahoney	2,068,011,019.030	54,818,777.218
Kiran M. Patel	2,066,263,491.520	56,566,304.728
Kimberly S. Patmore	2,069,034,220.641	53,795,575.607
Charles A. Ruffel	2,070,448,922.775	52,380,873.473
Gerald B. Smith	2,069,060,923.296	53,768,872.952
Joseph H. Wender	2,065,502,834.216	57,326,962.032
93

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 97 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	97	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	97	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	97	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	97	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	97	Director, KLA-Tencor Corporation (2008 – present)
94

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	97	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	97	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	97	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	97	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	97	Director, The Charles Schwab Corporation (2008 – present)
95

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	97	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	97	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
96

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
97

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dividend Equity Spliced  An internally calculated index, comprised of the S&P 500 Index from inception of the Schwab Dividend Equity Fund until the close of business on February 27, 2015 and the Russell 1000 Value Index thereafter.
Dow Jones Global Health Care Index  An index that measures the performance of healthcare providers, researchers, and supplies producers around the world.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index  An index that is designed to provide a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that is composed of larger-cap companies and measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values
Russell 1000 Index  An index that measures the performance of the large-cap segment of the U.S. equity universe.
Russell 1000 Value Index  An index that measures the performance of the large-cap segment of the U.S. equity universe.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
98

S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
S&P 1500 SuperComposite Financials Sector Index  A capitalization-weighted index designed to measure the performance of the financial sector of the S&P 1500 SuperComposite Index. The S&P SuperComposite 1500 is comprised of the 1500 companies included in the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
99

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
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Semiannual report dated April 30, 2016, enclosed.
Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental
International Large Company
Index Fund
Schwab Fundamental
International Small Company
Index Fund
Schwab Fundamental
Emerging Markets Large
Company Index Fund
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* Funds
Semiannual Report
April 30, 2016
Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental
International Large Company
Index Fund
Schwab Fundamental
International Small Company
Index Fund
Schwab Fundamental
Emerging Markets Large
Company Index Fund
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2016
Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	2.82%
Russell Fundamental U.S. Large Company Index	2.96%
Fund Category: Morningstar Large Value	0.34%
Performance Details	page 8

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	1.30%
Russell Fundamental U.S. Small Company Index	1.45%
Fund Category: Morningstar Small Blend	-1.06%
Performance Details	page 9

Schwab Fundamental International Large Company Index Fund[1] (Ticker Symbol: SFNNX)	-1.94%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)[2]	-1.36%
Fund Category: Morningstar Foreign Large Value	-2.64%
Performance Details	pages 10-11
Total Return for the 6 Months Ended April 30, 2016
Schwab Fundamental International Small Company Index Fund[1] (Ticker Symbol: SFILX)	3.12%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)[2]	4.23%
Fund Category: Morningstar Foreign Small/Mid Blend	0.87%
Performance Details	pages 12-13

Schwab Fundamental Emerging Markets Large Company Index Fund[1] (Ticker Symbol: SFENX)	7.87%
Russell Fundamental Emerging Markets Large Company Index (Net)[2]	8.01%
Fund Category: Morningstar Diversified Emerging Markets	-0.26%
Performance Details	pages 14-15

Minimum Initial Investment[3]	$100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership— each of the names identifying the Russell Fundamental Index Series is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the funds under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the funds.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Fundamental Index Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2016, proved tumultuous for most equity markets, as investors tried to assess whether slowing growth overseas would knock the U.S. recovery off course. Over this time, the S&P 500® Index dropped as much as 12%, only to end the six months back in slightly positive territory. Emerging market stocks rallied as commodity prices rebounded, while developed market equities remained weighed down by uncertainty regarding the health of the global economy. Despite this heightened volatility, the Schwab Fundamental Index Funds generally tracked their respective indices and most of the funds ended the period with positive returns. The Schwab Fundamental International Large Company Index Fund, however, generated negative returns for the reporting period, as many international developed stocks continued to struggle against soft global economic growth. By comparison, a weakening U.S. dollar helped support the returns of the Schwab Fundamental Emerging Markets Large Company Index Fund, which had the strongest performance among the Schwab Fundamental Index Funds for the period.
In recent years, Fundamental Index strategies have experienced considerable asset growth. While traditional market-cap weighted strategies provide the largest weighting to the largest companies based on their respective market capitalization, Fundamental Index strategies take a different approach. Fundamental Index strategies rely on objective non-price measures such as
Asset Class Performance Comparison % returns during the six months ended 4/30/2016

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
* The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Schwab Fundamental Index Funds3

From the President continued

At Charles Schwab Investment Management, we believe that our Fundamental Index Funds can be part of the foundation of an investor’s diversified portfolio.

adjusted sales, retained cash flow, and dividends plus buybacks, rather than market capitalization, when determining the weight of a security. As a result, Fundamental Index funds tend to outperform when investors are focused on value, and lag when the biggest companies are leading the market.
At Charles Schwab Investment Management, we believe that our Fundamental Index Funds can be part of the foundation of an investor’s diversified portfolio. By following a rules-based discipline, we believe that Fundamental Index strategies help remove the emotions that can inhibit performance while capturing many of the positive attributes of both traditional market-cap weighted and active management strategies. And because Fundamental Index and market-cap weighted approaches tend to perform well in different market environments, we believe that a blend of cap-weighted and Fundamental Index products in an investor’s portfolio makes sense.
I want to thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fundamental Index Funds, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

4Schwab Fundamental Index Funds

The Investment Environment
Over the six-month reporting period ended April 30, 2016, market volatility remained heightened in most equity markets. Diverging central bank policies, highly volatile oil and commodity prices, and lackluster global growth all contributed to market fluctuations, and added to investor uncertainty. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 0.43%, while the Russell 2000® Index, a U.S. small-cap company benchmark, returned -1.90%. Internationally, the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -3.07%, and the MSCI Emerging Markets Index (Net) returned -0.13% for the six-month reporting period.
Contributing to increased market volatility over the reporting period was the uncertainty around U.S. short-term interest rate policy. Despite continued low inflation, the Federal Reserve (the Fed) raised the federal funds rate for the first time in almost ten years at its December 2015 meeting. The Fed cited strengthening economic indicators and expanding economic activity as support for this increase, and also stated that any subsequent increases would be measured and gradual. Initially, Fed officials estimated a total of four interest rate increases in 2016. As the reporting period continued, however, the likelihood of future short-term rate increases declined. U.S. stocks had one of the worst starts to a year, and concerns remained surrounding soft global economic growth. After the Fed left short-term interest rates unchanged in both March and April, projections from Fed officials were revised to two short-term interest rate increases in 2016. At the same time, however, federal funds futures were pricing in only one rate increase in 2016.
While the Fed began to slowly normalize monetary policy in the U.S., many other countries’ central banks maintained or increased accommodative policies to stimulate economic growth. The European Central Bank expanded its asset purchase program over the reporting period, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and in Japan, the weakening of the U.S. dollar against the euro and the Japanese yen in early 2016 added to the headwinds these regions faced. The People’s Bank of China (the PBOC) also implemented additional easing measures, including lowering the reserve requirement for banks which increased the funds available for banks to make loans. These policy moves highlighted the ongoing divergence between the Fed and central banks outside the U.S., and contributed to increased volatility in currencies, stocks, and fixed-income markets.
Economic turmoil in China remained a factor in market volatility. China’s economy continued to decelerate amidst slowing global demand, and uncertainty increased around the ability of the government and the PBOC to effectively manage the country’s financial situation. In January, the PBOC devalued the yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. However, additional monetary easing measures appeared to be helping in some areas, as industrial output and retail sales in China both rose faster than expected in the month of March.
Schwab Fundamental Index Funds5

The Investment Environment continued
During the reporting period, sharp fluctuations in oil and commodity prices continued to add to market volatility and created extra pressure in credit markets. Overall demand for oil failed to keep pace with supply, resulting in excess reserves across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Falling oil prices negatively affected many emerging market economies and corporations that are highly dependent on energy revenues, and created stress in the high-yield corporate credit market. Many financial institutions also felt the effects of oil and commodity price fluctuations, as credit spreads widened and losses from loans to energy firms weighed on returns. The Fed’s dovish monetary policy and an agreement by several key OPEC members to limit supply helped oil to rally in February, and also supported a rebound in many global stocks. Despite additional price fluctuations toward the end of the reporting period, oil finished its best month of the year in April.
With diverging central bank policies, sharp oil price fluctuations, and continued weak global economic growth, the six-month reporting period saw heightened levels of volatility in both U.S. and international stock markets. Fed policy and a weaker U.S. dollar helped many emerging markets, while also counteracting some accommodative policy measures in Europe and Japan. The state of China’s economy remained a large factor in investor sentiment across the globe, though some signs of improvement emerged toward the end of the reporting period. Overall, U.S. and international equities were affected by many of the same factors, and were not immune to the impacts of an uncertain global economic environment.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Management views may have changed since the report date.
6Schwab Fundamental Index Funds

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, and Schwab Fundamental International Small Company Index Fund. Prior to joining CSIM in December 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.
Schwab Fundamental Index Funds7

Schwab Fundamental US Large Company Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	2.82%	0.82%	10.31%	6.96%
Russell Fundamental U.S. Large Company Index[4]	2.96%	1.10%	11.05%	N/A
Fundamental U.S. Large Company Spliced Index	2.96%	1.10%	10.70%	7.19%
Fund Category: Morningstar Large Value	0.34%	-2.54%	8.51%	4.12%
Fund Expense Ratios5: Net 0.35%; Gross 0.39%

Statistics
Number of Holdings	619
Weighted Average Market Cap (millions)	$116,753
Price/Earnings Ratio (P/E)	34.7
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	4%
Sector Weightings % of Investments
Energy	14.8%
Information Technology	13.5%
Financials	13.0%
Consumer Discretionary	12.4%
Consumer Staples	11.6%
Health Care	10.5%
Industrials	10.5%
Utilities	4.5%
Telecommunication Services	4.2%
Materials	4.0%
Other	1.0%
Total	100.0%
Top Equity Holdings % of Net Assets[6]
Exxon Mobil Corp.	4.8%
Chevron Corp.	2.9%
AT&T, Inc.	2.5%
Microsoft Corp.	1.8%
Wal-Mart Stores, Inc.	1.5%
The Procter & Gamble Co.	1.4%
Apple, Inc.	1.4%
International Business Machines Corp.	1.4%
General Electric Co.	1.4%
Verizon Communications, Inc.	1.3%
Total	20.4%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – "Russell Fundamental U.S. Large Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental US Large Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[4]	The inception date of the Russell Fundamental U.S. Large Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	This list is not a recommendation of any security by the investment adviser.
8Schwab Fundamental Index Funds

Schwab Fundamental US Small Company Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	1.30%	-3.16%	8.35%	7.35%
Russell Fundamental U.S. Small Company Index[4]	1.45%	-2.90%	9.12%	N/A
Fundamental U.S. Small Company Spliced Index	1.45%	-2.90%	8.65%	7.88%
Fund Category: Morningstar Small Blend	-1.06%	-5.31%	6.51%	4.88%
Fund Expense Ratios5: Net 0.35%; Gross 0.43%

Statistics
Number of Holdings	867
Weighted Average Market Cap (millions)	$4,137
Price/Earnings Ratio (P/E)	96.9
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	11%
Sector Weightings % of Investments
Financials	21.9%
Industrials	20.1%
Consumer Discretionary	15.6%
Information Technology	12.3%
Health Care	6.3%
Materials	6.1%
Energy	5.4%
Utilities	4.1%
Consumer Staples	3.5%
Telecommunication Services	1.2%
Other	3.5%
Total	100.0%
Top Equity Holdings % of Net Assets[6]
WPX Energy, Inc.	0.3%
Advanced Micro Devices, Inc.	0.3%
Edwards Lifesciences Corp.	0.3%
Cabot Corp.	0.3%
SkyWest, Inc.	0.3%
Valmont Industries, Inc.	0.3%
Copart, Inc.	0.3%
Equinix, Inc.	0.3%
IDEXX Laboratories, Inc.	0.3%
Sanmina Corp.	0.3%
Total	3.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – "Russell Fundamental U.S. Small Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental US Small Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[4]	The inception date of the Russell Fundamental U.S. Small Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index Funds9

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	-1.94%	-9.97%	0.38%	0.29%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)[4,5]	-1.36%	-9.24%	1.13%	N/A
Fundamental Developed ex-U.S. Large Company Spliced Index	-1.36%	-9.24%	0.90%	1.10%
Fund Category: Morningstar Foreign Large Value	-2.64%	-10.74%	0.33%	-0.39%
Fund Expense Ratios6: Net 0.35%; Gross 0.46%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – "Russell Fundamental Developed ex-U.S. Large Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	The inception date of the Russell Fundamental Developed ex-U.S. Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
10Schwab Fundamental Index Funds

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of 04/30/16 continued
Statistics
Number of Holdings	846
Weighted Average Market Cap (millions)	$52,751
Price/Earnings Ratio (P/E)	59.6
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate	6%
Sector Weightings % of Investments
Financials	18.3%
Energy	13.8%
Industrials	12.4%
Consumer Discretionary	10.3%
Consumer Staples	10.0%
Materials	9.7%
Telecommunication Services	6.8%
Health Care	6.3%
Utilities	6.2%
Information Technology	3.6%
Other	2.6%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
BP plc	2.2%
Royal Dutch Shell plc, A Shares	2.2%
TOTAL S.A.	2.1%
Royal Dutch Shell plc, B Shares	1.6%
Banco Santander S.A.	1.2%
Nestle S.A. – Reg'd	1.1%
HSBC Holdings plc	1.0%
Eni S.p.A.	1.0%
Vodafone Group plc	0.9%
Telefonica S.A.	0.9%
Total	14.2%
Country Weightings % of Investments
Japan	20.0%
United Kingdom	15.7%
France	10.3%
Germany	8.9%
Canada	7.5%
Australia	5.9%
Netherlands	5.9%
Switzerland	5.8%
Spain	4.1%
Italy	3.2%
Other Countries	12.7%
Total	100.0%
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index Funds11

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	3.12%	-1.19%	3.95%	5.05%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)[4,5]	4.23%	0.36%	5.58%	N/A
Fundamental Developed ex-U.S. Small Company Spliced Index	4.23%	0.36%	4.85%	6.53%
Fund Category: Morningstar Foreign Small/Mid Blend	0.87%	-4.09%	3.79%	3.61%
Fund Expense Ratios6: Net 0.49%; Gross 0.71%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – "Russell Fundamental Developed ex-U.S. Small Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental International Small Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	The inception date of the Russell Fundamental Developed ex-U.S. Small Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
12Schwab Fundamental Index Funds

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of 04/30/16 continued
Statistics
Number of Holdings	1,376
Weighted Average Market Cap (millions)	$3,140
Price/Earnings Ratio (P/E)	43.6
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate	16%
Sector Weightings % of Investments
Industrials	22.7%
Consumer Discretionary	17.4%
Financials	15.9%
Materials	11.6%
Information Technology	8.5%
Consumer Staples	8.2%
Health Care	4.8%
Energy	3.7%
Utilities	1.5%
Telecommunication Services	1.4%
Other	4.3%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
iShares MSCI EAFE Small Cap ETF	0.7%
IAMGOLD Corp.	0.2%
Evraz plc	0.2%
Agnico-Eagle Mines Ltd.	0.2%
Nichirei Corp.	0.2%
OZ Minerals Ltd.	0.2%
Nippon Building Fund, Inc.	0.2%
Italcementi S.p.A.	0.2%
Sigma Pharmaceuticals Ltd.	0.2%
Treasury Wine Estates Ltd.	0.2%
Total	2.5%
Country Weightings % of Investments
Japan	36.6%
United Kingdom	10.8%
Canada	8.9%
Australia	6.2%
United States	4.3%
France	4.3%
Germany	3.5%
Switzerland	2.9%
Other Countries	22.5%
Total	100.0%
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index Funds13

Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	7.87%	-15.35%	-6.35%	-1.50%
Russell Fundamental Emerging Markets Large Company Index (Net)[4,5]	8.01%	-14.97%	-4.98%	N/A
Fundamental Emerging Markets Large Company Spliced Index	8.01%	-14.97%	-5.22%	0.05%
Fund Category: Morningstar Diversified Emerging Markets	-0.26%	-15.37%	-4.31%	-1.28%
Fund Expense Ratios6: Net 0.49%; Gross 0.85%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – "Russell Fundamental Emerging Markets Large Company Index" is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Emerging Markets Large Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	The inception date of the Russell Fundamental Emerging Markets Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
14Schwab Fundamental Index Funds

Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of 04/30/16 continued
Statistics
Number of Holdings	298
Weighted Average Market Cap (millions)	$47,003
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	0.9
Portfolio Turnover Rate	11%
Sector Weightings % of Investments
Energy	27.0%
Financials	18.5%
Information Technology	14.5%
Materials	12.2%
Telecommunication Services	8.8%
Consumer Discretionary	6.1%
Industrials	4.2%
Consumer Staples	3.7%
Utilities	3.6%
Other	1.4%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Samsung Electronics Co., Ltd.	4.5%
Gazprom PAO	3.4%
Lukoil PJSC	2.9%
Petroleo Brasileiro S.A. Preferred Stock	2.4%
China Mobile Ltd.	1.9%
China Construction Bank Corp., Class H	1.9%
Petroleo Brasileiro S.A. Common Stock	1.9%
Vale S.A. Preferred Stock	1.7%
Gazprom PAO ADR	1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.6%
Total	23.9%
Country Weightings % of Investments
Republic of Korea	17.5%
Brazil	17.0%
Russia	14.8%
China	14.2%
Taiwan	10.6%
South Africa	6.4%
India	3.8%
Mexico	3.4%
Other Countries	12.3%
Total	100.0%
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index Funds15

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2015 and held through April 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 11/1/15	Ending Account Value (Net of Expenses) at 4/30/16	Expenses Paid During Period[2] 11/1/15–4/30/16
Schwab Fundamental US Large Company Index Fund
Actual Return	0.35%	$1,000.00	$ 1,028.20	$ 1.77
Hypothetical 5% Return	0.35%	$1,000.00	$ 1,023.16	$ 1.76
Schwab Fundamental US Small Company Index Fund
Actual Return	0.35%	$1,000.00	$ 1,013.00	$ 1.75
Hypothetical 5% Return	0.35%	$1,000.00	$ 1,023.16	$ 1.76
Schwab Fundamental International Large Company Index Fund
Actual Return	0.35%	$1,000.00	$ 980.60	$ 1.72
Hypothetical 5% Return	0.35%	$1,000.00	$ 1,023.16	$ 1.76
Schwab Fundamental International Small Company Index Fund
Actual Return	0.49%	$1,000.00	$ 1,031.20	$ 2.47
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.46	$2.46
Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.49%	$1,000.00	$ 1,078.70	$ 2.53
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.46	$2.46
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio also does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
16Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$15.14	$15.56	$13.65	$10.76	$9.51	$9.05
Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.33 [1]	0.26	0.24	0.21	0.18
Net realized and unrealized gains (losses)	0.21	(0.10)	1.87	2.89	1.22	0.43
Total from investment operations	0.38	0.23	2.13	3.13	1.43	0.61
Less distributions:
Distributions from net investment income	(0.34)	(0.26)	(0.22)	(0.24)	(0.18)	(0.15)
Distributions from net realized gains	(0.46)	(0.39)	—	—	—	—
Total distributions	(0.80)	(0.65)	(0.22)	(0.24)	(0.18)	(0.15)
Net asset value at end of period	$14.72	$15.14	$15.56	$13.65	$10.76	$9.51
Total return	2.82% [2]	1.44%	15.74%	29.67%	15.29%	6.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [3]	0.35%	0.35%	0.35%	0.32% [4]	0.35%
Gross operating expenses	0.39% [3]	0.39%	0.39%	0.41%	0.44%	0.44%
Net investment income (loss)	2.48% [3]	2.16%	1.95%	2.03%	2.13%	2.06%
Portfolio turnover rate	4% [2]	12%	14%	10%	32% [5]	11%
Net assets, end of period (x 1,000,000)	$4,725	$4,886	$4,465	$3,020	$1,960	$1,490

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5
Portfolio turnover would have been 12%, if rebalancing trades had not been included due to a change in the fund's index.
See financial notes    17

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	3,806,801,193	4,691,577,069
1.0%	Other Investment Companies	46,879,921	46,879,921
100.3%	Total Investments	3,853,681,114	4,738,456,990
(0.3%)	Other Assets and Liabilities, Net		(13,048,504)
100.0%	Net Assets		4,725,408,486

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	57,799,804
Banks 4.8%
Bank of America Corp.	2,251,894	0.7	32,787,577
Citigroup, Inc.	734,172	0.7	33,977,480
JPMorgan Chase & Co.	933,523	1.2	58,998,654
Wells Fargo & Co.	900,363	1.0	45,000,143
Other Securities		1.2	57,644,146
		4.8	228,408,000
Capital Goods 8.0%
3M Co.	133,861	0.5	22,405,654
General Electric Co.	2,086,598	1.4	64,162,888
United Technologies Corp.	250,392	0.5	26,133,413
Other Securities		5.6	263,505,737
		8.0	376,207,692
Commercial & Professional Supplies 0.7%
Other Securities		0.7	35,273,875
Consumer Durables & Apparel 1.1%
Other Securities		1.1	51,781,310
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 1.7%
McDonald's Corp.	277,588	0.7	35,112,106
Other Securities		1.0	45,562,253
		1.7	80,674,359
Diversified Financials 3.5%
Berkshire Hathaway, Inc., Class B *	302,926	0.9	44,069,675
The Charles Schwab Corp. (b)	72,715	0.1	2,065,833
The Goldman Sachs Group, Inc.	152,109	0.5	24,962,608
Other Securities		2.0	92,749,053
		3.5	163,847,169
Energy 14.9%
Chevron Corp.	1,339,912	2.9	136,912,208
ConocoPhillips	1,004,782	1.0	48,018,532
Exxon Mobil Corp.	2,570,281	4.8	227,212,840
Occidental Petroleum Corp.	297,300	0.5	22,788,045
Phillips 66	375,608	0.7	30,841,173
Schlumberger Ltd.	345,310	0.6	27,742,205
Valero Energy Corp.	350,166	0.4	20,614,272
Other Securities		4.0	189,345,587
		14.9	703,474,862
Food & Staples Retailing 4.0%
Costco Wholesale Corp.	146,963	0.5	21,769,629
CVS Health Corp.	435,716	0.9	43,789,458
Wal-Mart Stores, Inc.	1,077,872	1.5	72,077,301
Other Securities		1.1	49,418,902
		4.0	187,055,290
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	338,716	0.5	21,240,880
PepsiCo, Inc.	340,263	0.7	35,033,479
Philip Morris International, Inc.	470,588	1.0	46,174,095
The Coca-Cola Co.	834,743	0.8	37,396,486
Other Securities		2.5	117,976,647
		5.5	257,821,587
Health Care Equipment & Services 5.3%
Anthem, Inc.	175,250	0.5	24,669,942
UnitedHealth Group, Inc.	292,296	0.8	38,489,537
Other Securities		4.0	186,975,724
		5.3	250,135,203
Household & Personal Products 2.2%
The Procter & Gamble Co.	841,735	1.4	67,439,808
Other Securities		0.8	35,836,127
		2.2	103,275,935
Insurance 3.4%
American International Group, Inc.	434,142	0.5	24,233,806
The Travelers Cos., Inc.	209,372	0.5	23,009,983
Other Securities		2.4	115,178,897
		3.4	162,422,686

18    See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 4.1%
Other Securities		4.1	191,562,345
Media 3.5%
Comcast Corp., Class A	444,057	0.6	26,980,903
The Walt Disney Co.	260,662	0.6	26,915,958
Time Warner Cable, Inc.	113,701	0.5	24,117,119
Time Warner, Inc.	379,433	0.6	28,510,596
Other Securities		1.2	59,628,372
		3.5	166,152,948
Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Amgen, Inc.	145,923	0.5	23,099,611
Johnson & Johnson	540,707	1.3	60,602,441
Merck & Co., Inc.	641,462	0.7	35,177,776
Pfizer, Inc.	1,572,804	1.1	51,446,419
Other Securities		1.6	76,879,502
		5.2	247,205,749
Real Estate 1.3%
Other Securities		1.3	59,171,793
Retailing 4.9%
Lowe's Cos., Inc.	330,645	0.5	25,135,633
Target Corp.	308,783	0.5	24,548,248
The Home Depot, Inc.	295,543	0.9	39,570,252
Other Securities		3.0	141,907,226
		4.9	231,161,359
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	1,722,176	1.1	52,147,489
Other Securities		1.3	61,003,024
		2.4	113,150,513
Software & Services 6.9%
International Business Machines Corp.	459,701	1.4	67,088,764
Microsoft Corp.	1,671,828	1.8	83,374,062
Oracle Corp.	752,844	0.6	30,008,362
Other Securities		3.1	146,673,853
		6.9	327,145,041
Technology Hardware & Equipment 4.2%
Apple, Inc.	716,657	1.4	67,179,427
Cisco Systems, Inc.	1,249,651	0.7	34,352,906
HP, Inc.	2,258,191	0.6	27,708,004
Other Securities		1.5	70,476,217
		4.2	199,716,554
Telecommunication Services 4.2%
AT&T, Inc.	3,030,054	2.5	117,626,696
Verizon Communications, Inc.	1,220,549	1.3	62,174,766
Other Securities		0.4	19,659,887
		4.2	199,461,349
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.8%
Other Securities		1.8	84,513,397
Utilities 4.5%
Other Securities		4.5	214,158,249
Total Common Stock
(Cost $3,806,801,193)			4,691,577,069

Other Investment Companies 1.0% of net assets
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (c)	26,650,566	0.6	26,650,566
Securities Lending Collateral 0.4%
Other Securities		0.4	20,229,355
Total Other Investment Companies
(Cost $46,879,921)			46,879,921

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $3,865,019,998 and the unrealized appreciation and depreciation were $1,033,124,152 and ($159,687,160), respectively, with a net unrealized appreciation of $873,436,992.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,752,673.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	340	35,004,700	1,188,632

See financial notes    19

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,691,577,069	$—	$—	$4,691,577,069
Other Investment Companies[1]	46,879,921	—	—	46,879,921
Total	$4,738,456,990	$—	$—	$4,738,456,990
Other Financial Instruments
Futures Contracts[2]	$1,188,632	$—	$—	$1,188,632
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
20    See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investment in affiliated issuer, at value (cost $1,270,946)		$2,065,833
Investments in unaffiliated issuers, at value (cost $3,832,180,813) including securities on loan of $19,752,673		4,716,161,802
Collateral invested for securities on loan, at value (cost $20,229,355)	+	20,229,355
Total investments, at value (cost $3,853,681,114)		4,738,456,990
Cash		324,639
Deposit with broker for futures contracts		1,852,500
Receivables:
Investments sold		108,908
Dividends		5,721,510
Fund shares sold		4,272,761
Income from securities on loan		74,939
Prepaid expenses	+	46,022
Total assets		4,750,858,269
Liabilities
Collateral held for securities on loan		20,229,355
Payables:
Investments bought		433,547
Investment adviser and administrator fees		159,867
Shareholder service fees		176,279
Fund shares redeemed		3,264,831
Variation margin on futures contracts		226,100
Accrued expenses	+	959,804
Total liabilities		25,449,783
Net Assets
Total assets		4,750,858,269
Total liabilities	–	25,449,783
Net assets		$4,725,408,486
Net Assets by Source
Capital received from investors		3,700,752,186
Net investment income not yet distributed		35,376,403
Net realized capital gains		103,315,389
Net unrealized capital appreciation		885,964,508

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,725,408,486		321,102,027		$14.72

See financial notes    21

Schwab Fundamental US Large Company Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$9,236
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $12,667)		63,979,002
Securities on loan	+	774,119
Total investment income		64,762,357
Expenses
Investment adviser and administrator fees		5,234,772
Shareholder service fees		1,673,144
Index fees		1,402,001
Transfer agent fees		325,021
Proxy fees		96,812
Shareholder reports		88,841
Portfolio accounting fees		63,038
Custodian fees		44,159
Professional fees		30,912
Registration fees		23,610
Independent trustees' fees		17,061
Interest expense		2,880
Other expenses	+	52,743
Total expenses		9,054,994
Expense reduction by CSIM and its affiliates	–	943,699
Net expenses	–	8,111,295
Net investment income		56,651,062
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		84,291
Net realized gains on unaffiliated issuers		118,388,419
Net realized gains on futures contracts	+	235,090
Net realized gains		118,707,800
Net change in unrealized appreciation (depreciation) on affiliated issuer		(282,544)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(59,697,777)
Net change in unrealized appreciation (depreciation) on futures contracts	+	926,522
Net change in unrealized appreciation (depreciation)	+	(59,053,799)
Net realized and unrealized gains		59,654,001
Increase in net assets resulting from operations		$116,305,063
22    See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$56,651,062	$105,432,655
Net realized gains		118,707,800	147,141,065
Net change in unrealized appreciation (depreciation)	+	(59,053,799)	(189,185,954)
Increase in net assets from operations		116,305,063	63,387,766
Distributions to Shareholders
Distributions from net investment income		(108,957,758)	(76,925,735)
Distributions from net realized gains	+	(146,034,638)	(114,155,826)
Total distributions		($254,992,396)	($191,081,561)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,728,553	$460,280,162	98,386,452	$1,496,556,101
Shares reinvested		11,581,875	160,408,965	7,976,908	122,684,844
Shares redeemed	+	(45,849,087)	(642,257,459)	(70,618,440)	(1,070,631,347)
Net transactions in fund shares		(1,538,659)	($21,568,332)	35,744,920	$548,609,598
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		322,640,686	$4,885,664,151	286,895,766	$4,464,748,348
Total increase or decrease	+	(1,538,659)	(160,255,665)	35,744,920	420,915,803
End of period		321,102,027	$4,725,408,486	322,640,686	$4,885,664,151
Net investment income not yet distributed			$35,376,403		$87,683,099
See financial notes    23

Schwab Fundamental US Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$12.82	$13.51	$12.78	$10.31	$10.11	$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.18 [1]	0.14	0.16	0.15	0.11
Net realized and unrealized gains (losses)	0.02	(0.03)	1.23	3.35	0.88	0.47
Total from investment operations	0.12	0.15	1.37	3.51	1.03	0.58
Less distributions:
Distributions from net investment income	(0.18)	(0.16)	(0.12)	(0.20)	(0.12)	(0.10)
Distributions from net realized gains	(0.56)	(0.68)	(0.52)	(0.84)	(0.71)	(0.47)
Total distributions	(0.74)	(0.84)	(0.64)	(1.04)	(0.83)	(0.57)
Net asset value at end of period	$12.20	$12.82	$13.51	$12.78	$10.31	$10.11
Total return	1.30% [2]	1.01%	10.99%	37.55%	11.37%	5.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [3]	0.35%	0.35%	0.35%	0.32% [4]	0.35%
Gross operating expenses	0.43% [3]	0.43%	0.44%	0.48%	0.50%	0.50%
Net investment income (loss)	1.80% [3]	1.37%	1.14%	1.41%	1.46%	1.18%
Portfolio turnover rate	11% [2]	31%	29%	27%	92% [5]	35%
Net assets, end of period (x 1,000,000)	$1,418	$1,416	$1,208	$849	$619	$563

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5
Portfolio turnover would have been 29%, if rebalancing trades had not been included due to a change in the fund's index.
24    See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	1,213,454,991	1,403,055,526
0.0%	Rights	266,856	199,773
3.6%	Other Investment Companies	50,210,252	50,210,252
102.5%	Total Investments	1,263,932,099	1,453,465,551
(2.5%)	Other Assets and Liabilities, Net		(35,006,597)
100.0%	Net Assets		1,418,458,954

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.9% of net assets
Automobiles & Components 1.2%
Thor Industries, Inc.	53,100	0.2	3,399,462
Other Securities		1.0	13,977,217
		1.2	17,376,679
Banks 4.9%
Other Securities		4.9	69,385,027
Capital Goods 12.6%
BWX Technologies, Inc.	105,900	0.2	3,536,001
General Cable Corp.	230,100	0.3	3,598,764
Huntington Ingalls Industries, Inc.	25,300	0.3	3,662,681
MSC Industrial Direct Co., Inc., Class A	44,100	0.2	3,417,750
Terex Corp.	136,700	0.2	3,265,763
Valmont Industries, Inc.	27,750	0.3	3,895,545
Other Securities		11.1	157,657,157
		12.6	179,033,661
Commercial & Professional Supplies 4.9%
ABM Industries, Inc.	104,000	0.2	3,345,680
Copart, Inc. *	89,500	0.3	3,834,180
Waste Connections, Inc.	48,500	0.2	3,263,080
Other Securities		4.2	59,414,046
		4.9	69,856,986
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 3.3%
Carter's, Inc.	31,000	0.2	3,306,770
D.R. Horton, Inc.	112,900	0.2	3,393,774
Michael Kors Holdings Ltd. *	68,500	0.3	3,538,710
Other Securities		2.6	36,246,223
		3.3	46,485,477
Consumer Services 4.4%
Panera Bread Co., Class A *	16,975	0.3	3,640,968
Service Corp. International	124,300	0.2	3,315,081
Weight Watchers International, Inc. *(a)	259,592	0.2	3,361,716
Other Securities		3.7	52,445,611
		4.4	62,763,376
Diversified Financials 3.6%
Other Securities		3.6	51,526,670
Energy 5.5%
Concho Resources, Inc. *	29,200	0.2	3,392,164
Range Resources Corp.	80,600	0.3	3,555,266
SM Energy Co.	111,800	0.2	3,483,688
WPX Energy, Inc. *	437,500	0.3	4,226,250
Other Securities		4.5	63,976,348
		5.5	78,633,716
Food & Staples Retailing 0.8%
Other Securities		0.8	11,298,437
Food, Beverage & Tobacco 2.4%
Other Securities		2.4	33,677,473
Health Care Equipment & Services 4.5%
Edwards Lifesciences Corp. *	37,100	0.3	3,940,391
IDEXX Laboratories, Inc. *	43,700	0.3	3,686,095
Other Securities		3.9	55,541,308
		4.5	63,167,794
Household & Personal Products 0.5%
Nu Skin Enterprises, Inc., Class A (a)	83,920	0.3	3,421,418
Other Securities		0.2	2,889,306
		0.5	6,310,724
Insurance 3.6%
Aspen Insurance Holdings Ltd.	71,000	0.2	3,290,850
CNO Financial Group, Inc.	181,300	0.2	3,330,481
Endurance Specialty Holdings Ltd.	54,396	0.3	3,480,256
Primerica, Inc.	71,500	0.3	3,543,540
Other Securities		2.6	37,074,570
		3.6	50,719,697
Materials 6.3%
Cabot Corp.	80,200	0.3	3,912,958
Crown Holdings, Inc. *	67,200	0.3	3,558,912

See financial notes    25

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Martin Marietta Materials, Inc.	19,300	0.2	3,266,139
Other Securities		5.5	78,620,358
		6.3	89,358,367
Media 1.9%
Sirius XM Holdings, Inc. *	855,300	0.2	3,378,435
Other Securities		1.7	23,751,239
		1.9	27,129,674
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Other Securities		2.0	28,637,933
Real Estate 10.3%
Equinix, Inc.	11,186	0.3	3,695,295
Liberty Property Trust	97,300	0.2	3,395,770
Rayonier, Inc.	137,700	0.2	3,398,436
Other Securities		9.6	136,008,716
		10.3	146,498,217
Retailing 5.1%
Other Securities		5.1	72,802,063
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	1,129,500	0.3	4,009,725
Other Securities		2.1	29,884,983
		2.4	33,894,708
Software & Services 5.0%
Convergys Corp.	125,600	0.2	3,328,400
Science Applications International Corp.	66,300	0.3	3,519,867
VeriSign, Inc. *	40,700	0.3	3,516,480
Other Securities		4.2	60,247,717
		5.0	70,612,464
Technology Hardware & Equipment 5.3%
NCR Corp. *	115,800	0.2	3,368,622
Sanmina Corp. *	155,400	0.3	3,675,210
Other Securities		4.8	67,546,699
		5.3	74,590,531
Telecommunication Services 1.2%
Level 3 Communications, Inc. *	63,630	0.3	3,325,304
T-Mobile US, Inc. *	83,300	0.2	3,272,024
Other Securities		0.7	10,350,266
		1.2	16,947,594
Transportation 3.0%
SkyWest, Inc.	166,100	0.3	3,903,350
Southwest Airlines Co.	75,400	0.2	3,363,594
Other Securities		2.5	35,731,655
		3.0	42,998,599
Utilities 4.2%
Hawaiian Electric Industries, Inc.	107,800	0.3	3,523,982
PNM Resources, Inc.	105,500	0.2	3,342,240
Portland General Electric Co.	84,900	0.2	3,372,228
Security	Number of Shares	% of Net Assets	Value ($)
Questar Corp.	135,000	0.3	3,384,450
Other Securities		3.2	45,726,759
		4.2	59,349,659
Total Common Stock
(Cost $1,213,454,991)			1,403,055,526

Rights 0.0% of net assets
Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	199,773
Total Rights
(Cost $266,856)			199,773

Other Investment Companies 3.6% of net assets
Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (d)	12,043,857	0.9	12,043,857
Securities Lending Collateral 2.7%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (d)	38,166,395	2.7	38,166,395
Total Other Investment Companies
(Cost $50,210,252)			50,210,252

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $1,270,658,339 and the unrealized appreciation and depreciation were $286,491,652 and ($103,684,440), respectively, with a net unrealized appreciation of $182,807,212.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,689,707.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $199,773 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

26    See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	135	15,222,600	193,102

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,403,055,526	$—	$—	$1,403,055,526
Rights [1]	—	—	199,773	199,773
Other Investment Companies	50,210,252	—	—	50,210,252
Total	$1,453,265,778	$—	$199,773	$1,453,465,551
Other Financial Instruments
Futures Contracts[2]	$193,102	$—	$—	$193,102
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Rights	$266,364	$—	($66,591)	$—	$—	$—	$—	$199,773
Total	$266,364	$—	($66,591)	$—	$—	$—	$—	$199,773
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was ($66,591).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    27

Schwab Fundamental US Small Company Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $1,225,765,704) including securities on loan of $34,689,707		$1,415,299,156
Collateral invested for securities on loan, at value (cost $38,166,395)	+	38,166,395
Total investments, at value (cost $1,263,932,099)		1,453,465,551
Foreign currency, at value (cost $34)		26
Deposit with broker for futures contracts		729,000
Receivables:
Investments sold		2,176,038
Fund shares sold		1,819,019
Dividends		789,490
Income from securities on loan		257,270
Prepaid expenses	+	26,017
Total assets		1,459,262,411
Liabilities
Collateral held for securities on loan		38,166,395
Payables:
Investment adviser and administrator fees		42,191
Shareholder service fees		4,517
Due to custodian		1,224,862
Fund shares redeemed		812,152
Variation margin on futures contracts		164,700
Accrued expenses	+	388,640
Total liabilities		40,803,457
Net Assets
Total assets		1,459,262,411
Total liabilities	–	40,803,457
Net assets		$1,418,458,954
Net Assets by Source
Capital received from investors		1,217,506,116
Net investment income not yet distributed		5,968,237
Net realized capital gains		5,258,055
Net unrealized capital appreciation		189,726,546

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,418,458,954		116,229,637		$12.20

28    See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $924)		$12,750,019
Securities on loan	+	1,631,753
Total investment income		14,381,772
Expenses
Investment adviser and administrator fees		1,671,913
Shareholder service fees		584,829
Index fees		410,098
Shareholder reports		48,277
Transfer agent fees		38,880
Portfolio accounting fees		37,483
Proxy fees		24,887
Professional fees		22,554
Custodian fees		21,414
Registration fees		12,273
Independent trustees' fees		7,722
Interest expense		455
Other expenses	+	11,748
Total expenses		2,892,533
Expense reduction by CSIM and its affiliates	–	523,771
Net expenses	–	2,368,762
Net investment income		12,013,010
Realized and Unrealized Gains (Losses)
Net realized gains on investments		13,026,360
Net realized losses on futures contracts	+	(1,673,703)
Net realized gains		11,352,657
Net change in unrealized appreciation (depreciation) on investments		(3,103,533)
Net change in unrealized appreciation (depreciation) on futures contracts		(14,734)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1
Net change in unrealized appreciation (depreciation)	+	(3,118,266)
Net realized and unrealized gains		8,234,391
Increase in net assets resulting from operations		$20,247,401
See financial notes    29

Schwab Fundamental US Small Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$12,013,010	$19,445,379
Net realized gains		11,352,657	60,741,342
Net change in unrealized appreciation (depreciation)	+	(3,118,266)	(72,464,259)
Increase in net assets from operations		20,247,401	7,722,462
Distributions to Shareholders
Distributions from net investment income		(20,210,722)	(14,333,166)
Distributions from net realized gains	+	(61,589,342)	(60,933,871)
Total distributions		($81,800,064)	($75,267,037)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,359,759	$213,587,534	39,068,787	$512,965,419
Shares reinvested		4,713,120	54,342,269	3,422,676	44,597,473
Shares redeemed	+	(17,239,716)	(203,485,745)	(21,506,579)	(281,966,672)
Net transactions in fund shares		5,833,163	$64,444,058	20,984,884	$275,596,220
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		110,396,474	$1,415,567,559	89,411,590	$1,207,515,914
Total increase	+	5,833,163	2,891,395	20,984,884	208,051,645
End of period		116,229,637	$1,418,458,954	110,396,474	$1,415,567,559
Net investment income not yet distributed			$5,968,237		$14,165,949
30    See financial notes

Schwab Fundamental International Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$8.19	$8.84	$9.05	$7.16	$7.26	$8.09
Income (loss) from investment operations:
Net investment income (loss)	0.11 [1]	0.25 [1]	0.30	0.23	0.22	0.23
Net realized and unrealized gains (losses)	(0.28)	(0.60)	(0.26)	1.87	(0.08) [2]	(0.85)
Total from investment operations	(0.17)	(0.35)	0.04	2.10	0.14	(0.62)
Less distributions:
Distributions from net investment income	(0.22)	(0.30)	(0.25)	(0.21)	(0.24)	(0.21)
Net asset value at end of period	$7.80	$8.19	$8.84	$9.05	$7.16	$7.26
Total return	(1.94%) [3]	(4.07%)	0.39%	30.12%	2.24%	(7.88%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.35%	0.35%	0.34% [5]	0.31% [5]	0.35%
Gross operating expenses	0.46% [4]	0.46%	0.48%	0.52%	0.56%	0.57%
Net investment income (loss)	2.86% [4]	2.96%	3.52%	2.95%	3.58%	3.24%
Portfolio turnover rate	6% [3]	11%	8%	22%	61% [6]	35%
Net assets, end of period (x 1,000,000)	$952	$1,173	$908	$646	$501	$372

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
3
Not annualized.
4
Annualized (except for proxy costs).
5
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
6
Portfolio turnover would have been 37%, if rebalancing trades had not been included due to a change in the fund's index.
See financial notes    31

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	1,014,593,018	936,016,948
0.6%	Preferred Stock	6,841,268	5,687,172
2.2%	Other Investment Company	21,066,109	21,066,109
0.4%	Short-Term Investments	4,168,240	4,168,240
101.6%	Total Investments	1,046,668,635	966,938,469
(1.6%)	Other Assets and Liabilities, Net		(15,160,579)
100.0%	Net Assets		951,777,890

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.4% of net assets
Australia 6.0%
BHP Billiton Ltd.	424,737	0.7	6,633,092
Commonwealth Bank of Australia	87,834	0.5	4,903,510
National Australia Bank Ltd.	181,866	0.4	3,731,168
Wesfarmers Ltd.	142,125	0.5	4,602,105
Westpac Banking Corp.	206,434	0.5	4,845,736
Other Securities		3.4	32,674,415
		6.0	57,390,026
Austria 0.3%
Other Securities		0.3	3,292,495
Belgium 1.0%
Other Securities		1.0	9,019,407
Canada 7.7%
Royal Bank of Canada	73,844	0.5	4,585,897
Suncor Energy, Inc.	191,237	0.6	5,613,500
The Bank of Nova Scotia	68,515	0.4	3,593,120
The Toronto-Dominion Bank	81,952	0.4	3,647,899
Other Securities		5.8	55,424,314
		7.7	72,864,730
Security	Number of Shares	% of Net Assets	Value ($)
Denmark 0.8%
Other Securities		0.8	7,424,143
Finland 0.9%
Other Securities		0.9	8,965,787
France 10.5%
BNP Paribas S.A.	100,509	0.6	5,322,850
Engie S.A.	356,238	0.6	5,875,591
Orange S.A.	360,470	0.6	5,988,820
Sanofi	78,497	0.7	6,470,239
TOTAL S.A.	392,504	2.1	19,837,465
Other Securities		5.9	56,093,239
		10.5	99,588,204
Germany 8.6%
Allianz SE - Reg'd	31,348	0.6	5,333,168
BASF SE	95,502	0.8	7,900,957
Bayer AG - Reg'd	39,891	0.5	4,610,078
Daimler AG - Reg'd	80,249	0.6	5,591,481
Deutsche Telekom AG - Reg'd	347,050	0.6	6,091,917
E.ON SE	670,120	0.7	6,945,238
Siemens AG - Reg'd	61,842	0.7	6,471,656
Other Securities		4.1	38,925,248
		8.6	81,869,743
Hong Kong 1.1%
Other Securities		1.1	10,174,645
Ireland 0.5%
Other Securities		0.5	4,882,641
Israel 0.4%
Other Securities		0.4	4,000,454
Italy 3.3%
Enel S.p.A.	1,319,769	0.6	5,998,121
Eni S.p.A.	576,815	1.0	9,423,388
Other Securities		1.7	15,849,723
		3.3	31,271,232
Japan 20.3%
Honda Motor Co., Ltd.	172,400	0.5	4,652,346
KDDI Corp.	130,200	0.4	3,750,507
Nippon Telegraph & Telephone Corp.	111,408	0.5	4,985,542
Toyota Motor Corp.	154,400	0.8	7,826,490
Other Securities		18.1	172,073,644
		20.3	193,288,529
Luxembourg 0.4%
Other Securities		0.4	4,176,072

32    See financial notes

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 6.0%
Royal Dutch Shell plc, A Shares	782,553	2.2	20,673,392
Royal Dutch Shell plc, B Shares	586,779	1.6	15,405,807
Other Securities		2.2	20,952,656
		6.0	57,031,855
New Zealand 0.2%
Other Securities		0.2	1,505,206
Norway 1.0%
Statoil A.S.A.	276,520	0.5	4,867,110
Other Securities		0.5	4,570,115
		1.0	9,437,225
Portugal 0.3%
Other Securities		0.3	2,771,172
Singapore 0.9%
Other Securities		0.9	8,382,403
Spain 4.2%
Banco Bilbao Vizcaya Argentaria S.A.	532,251	0.4	3,657,526
Banco Santander S.A.	2,280,375	1.2	11,580,472
Iberdrola S.A.	517,109	0.4	3,681,164
Repsol S.A.	285,645	0.4	3,763,790
Telefonica S.A.	761,704	0.9	8,332,427
Other Securities		0.9	8,882,916
		4.2	39,898,295
Sweden 2.2%
Other Securities		2.2	20,874,115
Switzerland 5.9%
Glencore plc *	2,404,558	0.6	5,746,697
Nestle S.A. - Reg'd	142,074	1.1	10,604,354
Novartis AG - Reg'd	96,973	0.8	7,379,860
Roche Holding AG	25,135	0.6	6,359,386
Other Securities		2.8	26,391,950
		5.9	56,482,247
United Kingdom 15.9%
Anglo American plc	362,386	0.4	4,053,384
AstraZeneca plc	97,870	0.6	5,615,056
BHP Billiton plc	285,592	0.4	3,902,471
BP plc	3,879,353	2.2	21,372,832
British American Tobacco plc	97,673	0.6	5,955,328
GlaxoSmithKline plc	336,235	0.8	7,186,172
HSBC Holdings plc	1,442,970	1.0	9,562,381
Rio Tinto plc	134,520	0.5	4,512,650
Tesco plc *	1,826,278	0.5	4,591,334
Vodafone Group plc	2,742,152	0.9	8,834,769
Other Securities		8.0	75,839,945
		15.9	151,426,322
Total Common Stock
(Cost $1,014,593,018)			936,016,948

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.6% of net assets
Germany 0.5%
Other Securities		0.5	4,575,909
Italy 0.1%
Other Securities		0.1	1,111,263
Total Preferred Stock
(Cost $6,841,268)			5,687,172

Other Investment Company 2.2% of net assets
United States 2.2%
Securities Lending Collateral 2.2%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (d)	21,066,109	2.2	21,066,109
Total Other Investment Company
(Cost $21,066,109)			21,066,109
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.4% of net assets
Time Deposit 0.4%
Other Securities		0.4	4,168,240
Total Short-Term Investments
(Cost $4,168,240)			4,168,240

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $1,063,200,403 unrealized appreciation and depreciation were $50,601,506 and ($146,863,440), respectively, with a net unrealized depreciation of ($96,261,934).
At 04/30/16, the values of certain foreign securities held by the fund aggregating $858,628,894 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $89,996 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $19,769,672.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

See financial notes    33

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	50	4,154,750	149,391

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$209,805,422	$—	$209,805,422
Australia	—	57,348,439	41,587	57,390,026
Canada	72,831,325	—	33,405	72,864,730
France	167,347	99,420,857	—	99,588,204
Ireland	718,541	4,164,100	—	4,882,641
Israel	229,798	3,770,656	—	4,000,454
Japan	250,421	193,038,108	—	193,288,529
Netherlands	3,873,462	53,158,393	—	57,031,855
Singapore	682,174	7,700,229	—	8,382,403
Sweden	662,195	20,211,920	—	20,874,115
Switzerland	1,933,915	54,548,332	—	56,482,247
United Kingdom	1,636,052	149,775,266	15,004	151,426,322
Preferred Stock[1]	—	5,687,172	—	5,687,172
Other Investment Company[1]	21,066,109	—	—	21,066,109
Short-Term Investments[1]	—	4,168,240	—	4,168,240
Total	$104,051,339	$862,797,134	$89,996	$966,938,469
Other Financial Instruments
Futures Contracts[2]	$149,391	$—	$—	$149,391
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
34    See financial notes

Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Common Stock
Australia	$—	$1,889	($446,979)	$181,160	($41,780)	$347,297	$—	$41,587
Canada	—	—	(260,240)	66,232	—	227,413	—	33,405
United Kingdom	—	—	81	14,923	—	—	—	15,004
Preferred Stock
United Kingdom	21,162	(462)	3	—	(20,703)	—	—	—
Total	$21,162	$1,427	($707,135)	$262,315	($62,483)	$574,710	$—	$89,996
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was ($1,106,191).
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016. The transfers in the amount of $3,965,930 and $325,625 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.
See financial notes    35

Schwab Fundamental International Large Company Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $1,025,602,526) including securities on loan of $19,769,672		$945,872,360
Collateral invested for securities on loan, at value (cost $21,066,109)	+	21,066,109
Total investments, at value (cost $1,046,668,635)		966,938,469
Foreign currency, at value (cost $37,742)		39,029
Deposit with broker for futures contracts		319,500
Receivables:
Dividends		3,667,605
Fund shares sold		1,630,409
Foreign tax reclaims		896,271
Income from securities on loan		106,965
Due from investment adviser		5,444
Interest		23
Prepaid expenses	+	26,603
Total assets		973,630,318
Liabilities
Collateral held for securities on loan		21,066,109
Payables:
Investments bought		15,004
Shareholder service fees		26,516
Fund shares redeemed		456,910
Variation margin on futures contracts		20,250
Accrued expenses	+	267,639
Total liabilities		21,852,428
Net Assets
Total assets		973,630,318
Total liabilities	–	21,852,428
Net assets		$951,777,890
Net Assets by Source
Capital received from investors		1,105,079,551
Net investment income not yet distributed		8,873,992
Net realized capital losses		(82,721,497)
Net unrealized capital depreciation		(79,454,156)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$951,777,890		122,009,399		$7.80

36    See financial notes

Schwab Fundamental International Large Company Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,586,122)		$15,441,019
Interest		1,687
Securities on loan	+	626,609
Total investment income		16,069,315
Expenses
Investment adviser and administrator fees		1,299,724
Shareholder service fees		330,657
Index fees		306,477
Custodian fees		140,452
Transfer agent fees		51,196
Portfolio accounting fees		49,674
Shareholder reports		26,522
Professional fees		24,587
Registration fees		16,592
Proxy fees		15,283
Interest expense		8,954
Independent trustees' fees		6,943
Other expenses	+	16,950
Total expenses		2,294,011
Expense reduction by CSIM and its affiliates	–	518,474
Net expenses	–	1,775,537
Net investment income		14,293,778
Realized and Unrealized Gains (Losses)
Net realized gains on investments		15,835,122
Net realized losses on futures contracts		(23,077)
Net realized gains on foreign currency transactions	+	71,953
Net realized gains		15,883,998
Net change in unrealized appreciation (depreciation) on investments		(72,582,479)
Net change in unrealized appreciation (depreciation) on futures contracts		139,972
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	172,145
Net change in unrealized appreciation (depreciation)	+	(72,270,362)
Net realized and unrealized losses		(56,386,364)
Decrease in net assets resulting from operations		($42,092,586)
See financial notes    37

Schwab Fundamental International Large Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$14,293,778	$30,904,722
Net realized gains		15,883,998	18,843,077
Net change in unrealized appreciation (depreciation)	+	(72,270,362)	(94,794,551)
Decrease in net assets from operations		(42,092,586)	(45,046,752)
Distributions to Shareholders
Distributions from net investment income		($31,819,112)	($30,718,378)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,509,400	$176,104,880	77,124,870	$646,716,280
Shares reinvested		2,600,102	19,448,771	2,428,390	20,277,055
Shares redeemed	+	(47,407,252)	(342,946,805)	(38,940,325)	(326,201,774)
Net transactions in fund shares		(21,297,750)	($147,393,154)	40,612,935	$340,791,561
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		143,307,149	$1,173,082,742	102,694,214	$908,056,311
Total increase or decrease	+	(21,297,750)	(221,304,852)	40,612,935	265,026,431
End of period		122,009,399	$951,777,890	143,307,149	$1,173,082,742
Net investment income not yet distributed			$8,873,992		$26,399,326
38    See financial notes

Schwab Fundamental International Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$11.25	$11.15	$11.47	$9.13	$9.53	$9.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.22	0.22	0.22	0.21	0.24
Net realized and unrealized gains (losses)	0.22	0.12	(0.23)	2.42	0.03	(0.40)
Total from investment operations	0.34	0.34	(0.01)	2.64	0.24	(0.16)
Less distributions:
Distributions from net investment income	(0.23)	(0.19)	(0.31)	(0.30)	(0.25)	(0.27)
Distributions from net realized gains	—	(0.05)	—	—	(0.39)	—
Total distributions	(0.23)	(0.24)	(0.31)	(0.30)	(0.64)	(0.27)
Net asset value at end of period	$11.36	$11.25	$11.15	$11.47	$9.13	$9.53
Total return	3.12% [2]	3.09%	(0.07%)	29.75%	3.13%	(1.76%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.47% [4],[5]	0.46% [6],[7]	0.54%
Gross operating expenses	0.70% [3]	0.71%	0.80%	0.93%	0.92% [7]	0.99%
Net investment income (loss)	2.29% [3]	1.98%	1.87%	2.21%	2.42%	2.29%
Portfolio turnover rate	16% [2]	37%	41%	29%	89% [8]	63%
Net assets, end of period (x 1,000,000)	$431	$427	$275	$150	$90	$93

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
5
The ratio of net operating expenses would have been 0.52%, if voluntary waiver by CSIM had not been included.
6
The ratio of net operating expenses would have been 0.51%, if voluntary waiver by CSIM had not been included.
7
The net operating and gross operating expense ratios would have been 0.50% and 0.97%, respectively, if vendor payments had not been included.
8
Portfolio turnover would have been 48%, if rebalancing trades had not been included due to a change in the fund's index.
See financial notes    39

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.2%	Common Stock	391,417,820	423,372,062
0.5%	Preferred Stock	1,857,290	2,007,610
0.0%	Corporate Bond	100,471	92,817
4.4%	Other Investment Companies	18,582,840	18,895,155
0.0%	Short-Term Investments	212,997	212,997
103.1%	Total Investments	412,171,418	444,580,641
(3.1%)	Other Assets and Liabilities, Net		(13,319,936)
100.0%	Net Assets		431,260,705

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.2% of net assets
Australia 6.4%
Dexus Property Group	120,150	0.2	766,097
Goodman Group	138,053	0.2	719,237
OZ Minerals Ltd.	198,965	0.2	883,329
Sigma Pharmaceuticals Ltd.	981,986	0.2	817,089
The GPT Group	176,046	0.1	670,471
Treasury Wine Estates Ltd.	113,743	0.2	800,893
Vicinity Centres	301,686	0.2	758,314
Other Securities		5.1	22,155,494
		6.4	27,570,924
Austria 0.8%
Other Securities		0.8	3,480,835
Belgium 0.9%
Bekaert N.V.	17,094	0.2	752,806
Other Securities		0.7	3,315,649
		0.9	4,068,455
Canada 9.2%
Agnico-Eagle Mines Ltd.	20,296	0.2	959,397
IAMGOLD Corp. *	313,968	0.2	1,068,497
Keyera Corp.	21,574	0.2	694,832
Pan American Silver Corp.	47,230	0.2	740,427
Security	Number of Shares	% of Net Assets	Value ($)
Precision Drilling Corp.	132,400	0.2	686,956
Progressive Waste Solutions Ltd.	20,985	0.1	675,360
Trican Well Service Ltd. *	484,148	0.2	675,268
Other Securities		7.9	34,066,155
		9.2	39,566,892
Denmark 1.5%
Pandora A/S	5,367	0.2	697,777
Other Securities		1.3	5,656,565
		1.5	6,354,342
Finland 1.7%
Other Securities		1.7	7,266,063
France 4.4%
Fonciere Des Regions	7,360	0.2	696,299
Imerys S.A.	9,099	0.1	671,945
UBISOFT Entertainment *	25,751	0.2	747,424
Other Securities		3.9	16,842,654
		4.4	18,958,322
Germany 3.3%
Other Securities		3.3	14,086,430
Greece 0.0%
Other Securities		0.0	—
Hong Kong 2.5%
PCCW Ltd.	985,000	0.2	666,730
Other Securities		2.3	10,029,746
		2.5	10,696,476
Ireland 0.7%
Other Securities		0.7	3,246,489
Israel 0.9%
Other Securities		0.9	4,142,001
Italy 2.5%
Italcementi S.p.A.	71,002	0.2	842,277
Other Securities		2.3	9,792,340
		2.5	10,634,617
Japan 37.7%
COMSYS Holdings Corp.	45,000	0.1	676,601
Fuji Electric Co., Ltd.	162,000	0.1	689,349
Hitachi High-Technologies Corp.	24,900	0.1	673,735
IT Holdings Corp.	29,800	0.2	704,224
Japan Real Estate Investment Corp.	112	0.2	697,425
Kikkoman Corp.	24,000	0.2	764,727
Koito Manufacturing Co., Ltd.	16,700	0.2	723,515
Kurita Water Industries Ltd.	29,300	0.2	704,546
Matsumotokiyoshi Holdings Co., Ltd.	14,300	0.2	699,940
Mitsubishi Gas Chemical Co., Inc.	130,000	0.2	712,896
Morinaga Milk Industry Co., Ltd.	147,000	0.2	770,809
Nichirei Corp.	102,000	0.2	887,829
Nippon Building Fund, Inc.	136	0.2	861,560
Rengo Co., Ltd.	130,000	0.2	707,900

40    See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Sapporo Holdings Ltd.	125,000	0.1	674,964
Taisho Pharmaceutical Holdings Co., Ltd.	9,700	0.2	796,718
Toyota Boshoku Corp.	36,600	0.1	680,897
Tsuruha Holdings, Inc.	7,100	0.1	681,000
Other Securities		34.7	149,519,145
		37.7	162,627,780
Luxembourg 0.6%
Other Securities		0.6	2,658,621
Netherlands 2.1%
Other Securities		2.1	9,051,493
New Zealand 1.1%
Other Securities		1.1	4,723,480
Norway 1.3%
Gjensidige Forsikring A.S.A.	41,987	0.2	718,846
Other Securities		1.1	4,932,003
		1.3	5,650,849
Portugal 0.4%
Other Securities		0.4	1,698,594
Singapore 1.7%
Singapore Technologies Engineering Ltd.	291,800	0.1	696,529
Other Securities		1.6	6,755,752
		1.7	7,452,281
Spain 2.1%
Fomento de Construcciones y Contratas S.A. *	83,925	0.2	730,567
Other Securities		1.9	8,250,741
		2.1	8,981,308
Sweden 2.2%
Hexagon AB, B Shares	16,873	0.1	673,988
Meda AB, A Shares	39,482	0.2	729,628
Other Securities		1.9	8,081,331
		2.2	9,484,947
Switzerland 3.0%
Georg Fischer AG - Reg'd	864	0.2	702,452
Other Securities		2.8	12,204,209
		3.0	12,906,661
United Kingdom 11.1%
Berendsen plc	39,316	0.2	679,289
Evraz plc *	466,046	0.2	967,669
Randgold Resources Ltd.	7,322	0.2	731,382
Other Securities		10.5	45,464,799
		11.1	47,843,139
Security	Number of Shares	% of Net Assets	Value ($)
United States 0.1%
Other Securities		0.1	221,063
Total Common Stock
(Cost $391,417,820)			423,372,062

Preferred Stock 0.5% of net assets
Germany 0.3%
Other Securities		0.3	1,359,287
Italy 0.0%
Other Securities		0.0	167,696
Spain 0.1%
Other Securities		0.1	222,269
Sweden 0.1%
Other Securities		0.1	258,358
Total Preferred Stock
(Cost $1,857,290)			2,007,610
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Corporate Bond 0.0% of net assets
Israel 0.0%
Other Securities		0.0	92,817
Total Corporate Bonds
(Cost $100,471)			92,817

Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Companies 4.4% of net assets
United States 4.4%
Equity Fund 0.7%
iShares MSCI EAFE Small Cap ETF	62,500	0.7	3,149,375
Securities Lending Collateral 3.7%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (e)	15,745,780	3.7	15,745,780
		4.4	18,895,155
Total Other Investment Companies
(Cost $18,582,840)			18,895,155

See financial notes    41

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.0% of net assets
Time Deposit 0.0%
Other Securities		0.0	212,997
Total Short-Term Investments
(Cost $212,997)			212,997

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $416,389,408 and the unrealized appreciation and depreciation were $61,041,010 and ($32,849,777), respectively, with a net unrealized appreciation of $28,191,233.
At 04/30/16, the values of certain foreign securities held by the fund aggregating $365,489,007 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,917,493.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,092,624 or 0.3% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

42    See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$29,506,386	$—	$29,506,386
Australia	273,659	27,297,265	—	27,570,924
Austria	194,954	3,285,881	—	3,480,835
Belgium	629,436	3,439,019	—	4,068,455
Canada	39,566,892	—	—	39,566,892
Denmark	393,899	5,960,443	—	6,354,342
Finland	585,974	6,680,089	—	7,266,063
France	1,060,019	17,898,303	—	18,958,322
Greece	—	—	—	—
Ireland	1,471,239	1,775,250	—	3,246,489
Israel	513,762	3,628,239	—	4,142,001
Italy	1,669,372	8,965,245	—	10,634,617
Japan	593,064	162,034,716	—	162,627,780
Luxembourg	643,099	2,015,522	—	2,658,621
Netherlands	1,399,754	7,651,739	—	9,051,493
Norway	147,244	5,503,605	—	5,650,849
Portugal	135,982	1,562,612	—	1,698,594
Singapore	320,241	7,132,040	—	7,452,281
Spain	473,279	8,508,029	—	8,981,308
Sweden	122,023	9,362,924	—	9,484,947
Switzerland	970,232	11,936,429	—	12,906,661
United Kingdom	8,339,937	39,503,202	—	47,843,139
United States	221,063	—	—	221,063
Preferred Stock[1]	—	1,749,252	—	1,749,252
Sweden	258,358	—	—	258,358
Corporate Bond[1]	—	92,817	—	92,817
Other Investment Companies
United States[1]	18,895,155	—	—	18,895,155
Short-Term Investments[1]	—	212,997	—	212,997
Total	$78,878,637	$365,702,004	$—	$444,580,641
[1]	As categorized in the complete schedule of Portfolio Holdings.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
See financial notes    43

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Common Stock
Australia	$331,346	$—	($1,262)	$—	($330,084)	$—	$—	$—
Singapore	139,793	—	—	—	—	—	(139,793)	—
Rights
Australia	1,965	2,292	(1,965)	—	(2,292)	—	—	—
Italy	2	—	(2)	—	—	—	—	—
Total	$473,106	$2,292	($3,229)	$—	($332,376)	$—	($139,793)	$—
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was $0.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016. The transfers in the amount of $5,369,619 and $8,212,975 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in the amount of $139,793 from Level 3 to Level 2 is a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.
44    See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $396,425,638) including securities on loan of $14,917,493		$428,834,861
Collateral invested for securities on loan, at value (cost $15,745,780)	+	15,745,780
Total investments, at value (cost $412,171,418)		444,580,641
Foreign currency, at value (cost $60,581)		61,177
Receivables:
Investments sold		300,547
Dividends		2,003,796
Fund shares sold		625,754
Foreign tax reclaims		113,329
Income from securities on loan		75,933
Interest		2,164
Prepaid expenses	+	18,415
Total assets		447,781,756
Liabilities
Collateral held for securities on loan		15,745,780
Payables:
Investments bought		224,068
Investment adviser and administrator fees		15,298
Shareholder service fees		4,559
Fund shares redeemed		143,771
Due to custodian		112,167
Accrued expenses	+	275,408
Total liabilities		16,521,051
Net Assets
Total assets		447,781,756
Total liabilities	–	16,521,051
Net assets		$431,260,705
Net Assets by Source
Capital received from investors		404,495,842
Net investment income not yet distributed		938,829
Net realized capital losses		(6,675,023)
Net unrealized capital appreciation		32,501,057

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$431,260,705		37,959,833		$11.36

See financial notes    45

Schwab Fundamental International Small Company Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $597,347)		$5,247,812
Interest		2,524
Securities on loan	+	320,223
Total investment income		5,570,559
Expenses
Investment adviser and administrator fees		800,671
Shareholder service fees		176,547
Index fees		171,646
Custodian fees		104,280
Portfolio accounting fees		46,189
Shareholder reports		25,063
Professional fees		22,206
Transfer agent fees		21,424
Proxy fees		14,547
Registration fees		12,494
Independent trustees' fees		4,995
Interest expense		1,477
Other expenses	+	13,082
Total expenses		1,414,621
Expense reduction by CSIM and its affiliates	–	417,775
Net expenses	–	996,846
Net investment income		4,573,713
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,280,255)
Net realized losses on foreign currency transactions	+	(34,010)
Net realized losses		(1,314,265)
Net change in unrealized appreciation (depreciation) on investments		10,014,554
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	100,935
Net change in unrealized appreciation (depreciation)	+	10,115,489
Net realized and unrealized gains		8,801,224
Increase in net assets resulting from operations		$13,374,937
46    See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$4,573,713	$7,361,535
Net realized losses		(1,314,265)	(3,607,548)
Net change in unrealized appreciation (depreciation)	+	10,115,489	6,250,814
Increase in net assets from operations		13,374,937	10,004,801
Distributions to Shareholders
Distributions from net investment income		(8,387,388)	(4,674,757)
Distributions from net realized gains	+	—	(1,212,255)
Total distributions		($8,387,388)	($5,887,012)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,932,735	$63,150,221	21,683,419	$240,269,549
Shares reinvested		604,755	6,525,310	378,138	4,049,856
Shares redeemed	+	(6,547,554)	(70,386,212)	(8,780,138)	(96,851,042)
Net transactions in fund shares		(10,064)	($710,681)	13,281,419	$147,468,363
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,969,897	$426,983,837	24,688,478	$275,397,685
Total increase or decrease	+	(10,064)	4,276,868	13,281,419	151,586,152
End of period		37,959,833	$431,260,705	37,969,897	$426,983,837
Net investment income not yet distributed			$938,829		$4,752,504
See financial notes    47

Schwab Fundamental Emerging Markets Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$6.67	$8.60	$9.24	$8.86	$9.17	$10.81
Income (loss) from investment operations:
Net investment income (loss)	0.04 [1]	0.20 [1]	0.20	0.19	0.25	0.24
Net realized and unrealized gains (losses)	0.45	(1.92)	(0.66)	0.43	(0.17)	(1.37)
Total from investment operations	0.49	(1.72)	(0.46)	0.62	0.08	(1.13)
Less distributions:
Distributions from net investment income	(0.19)	(0.21)	(0.18)	(0.24)	(0.22)	(0.15)
Distributions from net realized gains	—	—	—	—	(0.17)	(0.36)
Total distributions	(0.19)	(0.21)	(0.18)	(0.24)	(0.39)	(0.51)
Net asset value at end of period	$6.97	$6.67	$8.60	$9.24	$8.86	$9.17
Total return	7.87% [2]	(20.28%)	(5.03%)	7.11%	1.18%	(10.99%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.51% [4],[5]	0.56% [6]	0.61% [7]
Gross operating expenses	0.90% [3]	0.85%	0.85%	0.88%	0.91%	0.91%
Net investment income (loss)	1.35% [3]	2.61%	2.35%	2.22%	2.75%	2.51%
Portfolio turnover rate	11% [2]	27%	19%	22%	86% [8]	56%
Net assets, end of period (x 1,000,000)	$315	$304	$346	$353	$314	$310

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
5
The ratio of net operating expenses would have been 0.56%, if voluntary waiver by CSIM had not been included.
6
The ratio of net operating expenses would have been 0.60%, if voluntary waiver by CSIM had not been included.
7
The ratio of net operating expenses would have been 0.60%, if interest expenses had not been incurred.
8
Portfolio turnover would have been 51%, if rebalancing trades had not been included due to a change in the fund's index.
48    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
86.8%	Common Stock	285,158,289	273,556,088
11.9%	Preferred Stock	48,005,510	37,555,735
0.1%	Other Investment Company	309,500	309,500
1.3%	Short-Term Investments	4,167,389	4,167,389
100.1%	Total Investments	337,640,688	315,588,712
(0.1%)	Other Assets and Liabilities, Net		(337,396)
100.0%	Net Assets		315,251,316

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 86.8% of net assets
Brazil 8.0%
Ambev S.A.	387,750	0.7	2,186,079
Banco do Brasil S.A.	421,515	0.9	2,709,805
Companhia Siderurgica Nacional S.A. *	351,616	0.4	1,343,384
Petroleo Brasileiro S.A. *	1,546,558	1.9	5,967,238
Vale S.A.	830,776	1.5	4,756,264
Other Securities		2.6	8,253,604
		8.0	25,216,374
Chile 0.7%
Other Securities		0.7	2,190,631
China 14.2%
Bank of China Ltd., Class H	7,988,234	1.0	3,234,391
China Construction Bank Corp., Class H	9,498,960	1.9	6,033,046
China Mobile Ltd.	526,555	1.9	6,045,254
China Petroleum & Chemical Corp., Class H	6,123,400	1.4	4,315,065
CNOOC Ltd.	2,513,075	1.0	3,104,452
Industrial & Commercial Bank of China Ltd., Class H	9,109,172	1.6	4,877,059
Security	Number of Shares	% of Net Assets	Value ($)
PetroChina Co., Ltd., Class H	3,170,000	0.7	2,319,267
Other Securities		4.7	14,794,100
		14.2	44,722,634
Colombia 0.4%
Other Securities		0.4	1,224,722
Czech Republic 0.3%
Other Securities		0.3	800,893
Greece 0.5%
Other Securities		0.5	1,521,448
Hungary 0.5%
Other Securities		0.5	1,682,659
India 3.8%
Infosys Ltd.	86,702	0.5	1,577,266
Reliance Industries Ltd.	198,961	0.9	2,941,333
Other Securities		2.4	7,504,250
		3.8	12,022,849
Indonesia 1.2%
Other Securities		1.2	3,803,187
Malaysia 2.0%
Other Securities		2.0	6,208,137
Mexico 3.4%
America Movil S.A.B. de C.V., Series L	4,218,919	1.0	2,981,871
Other Securities		2.4	7,644,652
		3.4	10,626,523
Peru 0.2%
Other Securities		0.2	535,436
Philippines 0.1%
Other Securities		0.1	400,857
Poland 2.0%
Polski Koncern Naftowy Orlen S.A.	91,630	0.5	1,652,590
Other Securities		1.5	4,752,743
		2.0	6,405,333
Republic of Korea 16.6%
Hyundai Heavy Industries Co., Ltd. *	15,123	0.5	1,529,999
Hyundai Mobis Co., Ltd.	8,441	0.6	1,923,718
Hyundai Motor Co.	24,266	1.0	3,044,693
Kia Motors Corp.	48,318	0.7	2,026,538
Korea Electric Power Corp.	29,484	0.5	1,601,534
LG Chem Ltd.	5,774	0.5	1,497,741
LG Electronics, Inc.	33,020	0.5	1,680,220
POSCO	21,328	1.4	4,468,538
Samsung Electronics Co., Ltd.	12,917	4.5	14,077,342
Shinhan Financial Group Co., Ltd.	46,095	0.5	1,690,117

See financial notes    49

Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
SK Innovation Co., Ltd.	21,366	0.9	2,885,635
Other Securities		5.0	15,778,439
		16.6	52,204,514
Russia 13.0%
Gazprom PAO *	4,104,000	3.4	10,674,295
Gazprom PAO ADR	1,031,000	1.7	5,357,054
Lukoil PJSC	215,336	2.9	9,149,017
Sberbank of Russia *	698,260	0.4	1,331,892
Surgutneftegas *	6,903,005	1.1	3,634,142
Tatneft PAO ADR *	333,680	0.6	1,756,427
Other Securities		2.9	9,078,966
		13.0	40,981,793
South Africa 6.4%
AngloGold Ashanti Ltd. *	87,095	0.4	1,415,841
MTN Group Ltd.	293,132	1.0	3,068,652
Sasol Ltd.	112,917	1.2	3,693,532
Standard Bank Group Ltd.	149,198	0.4	1,339,848
Other Securities		3.4	10,713,956
		6.4	20,231,829
Taiwan 10.6%
Chunghwa Telecom Co., Ltd.	435,906	0.5	1,471,721
Formosa Chemicals & Fibre Corp.	534,442	0.4	1,361,858
Hon Hai Precision Industry Co., Ltd.	1,760,424	1.3	4,193,441
Taiwan Semiconductor Manufacturing Co., Ltd.	1,114,103	1.6	5,118,599
Other Securities		6.8	21,338,255
		10.6	33,483,874
Thailand 1.4%
PTT PCL	205,587	0.6	1,789,248
Other Securities		0.8	2,645,981
		1.4	4,435,229
Turkey 1.5%
Other Securities		1.5	4,857,166
Total Common Stock
(Cost $285,158,289)			273,556,088

Preferred Stock 11.9% of net assets
Brazil 9.0%
Banco Bradesco S.A.	473,816	1.1	3,568,172
Gerdau S.A.	670,306	0.5	1,522,160
Itau Unibanco Holding S.A.	515,669	1.6	4,928,412
Petroleo Brasileiro S.A. *	2,524,054	2.4	7,507,763
Vale S.A.	1,178,328	1.7	5,392,712
Other Securities		1.7	5,549,491
		9.0	28,468,710
Colombia 0.1%
Other Securities		0.1	442,586
Security	Number of Shares	% of Net Assets	Value ($)
Republic of Korea 1.0%
Samsung Electronics Co., Ltd.	2,205	0.6	2,013,802
Other Securities		0.4	1,072,056
		1.0	3,085,858
Russia 1.8%
AK Transneft OAO *	1,391	1.4	4,299,328
Other Securities		0.4	1,259,253
		1.8	5,558,581
Total Preferred Stock
(Cost $48,005,510)			37,555,735

Other Investment Company 0.1% of net assets
United States 0.1%
Securities Lending Collateral 0.1%
Other Securities		0.1	309,500
Total Other Investment Company
(Cost $309,500)			309,500
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.3% of net assets
Time Deposits 1.3%
Sumitomo Mitsui Banking Corp. 0.15%, 05/02/16 (e)	3,163,935	1.0	3,163,935
Other Securities		0.3	1,003,454
		1.3
Total Short-Term Investments
(Cost $4,167,389)			4,167,389

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $363,600,239 and the unrealized appreciation and depreciation were $2,502,627 and ($50,514,154), respectively, with a net unrealized depreciation of ($48,011,527).
At 04/30/16, the values of certain foreign securities held by the fund aggregating $196,333,627 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $292,405.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

50    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings (Unaudited) continued
ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg'd —	Registered
In additional to the above the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EMG MKT, e-mini, Long expires 06/17/16	100	4,192,000	69,428

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$137,414,609	$—	$137,414,609
Brazil	25,216,374	—	—	25,216,374
Chile	1,820,933	369,698	—	2,190,631
China	747,028	43,975,606	—	44,722,634
Colombia	1,224,722	—	—	1,224,722
Malaysia	395,575	5,812,562	—	6,208,137
Mexico	10,626,523	—	—	10,626,523
Peru	535,436	—	—	535,436
Russia	35,624,739	5,357,054	—	40,981,793
Thailand	4,116,989	318,240	—	4,435,229
Preferred Stock[1]	—	3,085,858	—	3,085,858
Brazil	28,468,710	—	—	28,468,710
Colombia	442,586	—	—	442,586
Russia	5,558,581	—	—	5,558,581
Other Investment Company[1]	309,500	—	—	309,500
Short-Term Investments[1]	—	4,167,389	—	4,167,389
Total	$115,087,696	$200,501,016	$—	$315,588,712
Other Financial Instruments
Futures Contracts[2]	$69,428	$—	$—	$69,428
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $1,057,154 and $37,435,750 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
See financial notes    51

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $337,331,188) including securities on loan of $292,405		$315,279,212
Collateral invested for securities on loan, at value (cost $309,500)	+	309,500
Total investments, at value (cost $337,640,688)		315,588,712
Foreign currency, at value (cost $789,074)		792,399
Deposit with broker for futures contracts		180,000
Receivables:
Investments sold		43,346
Fund shares sold		469,363
Dividends		170,678
Foreign tax reclaims		869
Income from securities on loan		817
Interest		34
Prepaid expenses	+	19,668
Total assets		317,265,886
Liabilities
Collateral held for securities on loan		309,500
Payables:
Investments bought		881,874
Investment adviser and administrator fees		6,966
Shareholder service fees		6,368
Fund shares redeemed		411,795
Foreign capital gains tax		188,559
Variation margin on futures contracts		14,500
Accrued expenses and other liabilities	+	195,008
Total liabilities		2,014,570
Net Assets
Total assets		317,265,886
Total liabilities	–	2,014,570
Net assets		$315,251,316
Net Assets by Source
Capital received from investors		410,101,393
Net investment income not yet distributed		803,948
Net realized capital losses		(73,488,653)
Net unrealized capital depreciation		(22,165,372)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$315,251,316		45,260,796		$6.97

52    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $433,893)		$2,582,946
Interest		1,911
Securities on loan	+	3,077
Total investment income		2,587,934
Expenses
Investment adviser and administrator fees		700,583
Shareholder service fees		106,938
Custodian fees		177,564
Index fees		120,152
Portfolio accounting fees		36,642
Transfer agent fees		26,704
Professional fees		24,231
Shareholder reports		21,950
Registration fees		13,459
Proxy fees		10,548
Independent trustees' fees		4,747
Interest expense		1,239
Other expenses	+	15,507
Total expenses		1,260,264
Expense reduction by CSIM and its affiliates	–	561,906
Net expenses	–	698,358
Net investment income		1,889,576
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(26,078,126)
Net realized losses on futures contracts		(365,148)
Net realized losses on foreign currency transactions	+	(112,544)
Net realized losses		(26,555,818)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gain tax of $5,633)		46,014,754
Net change in unrealized appreciation (depreciation) on futures contracts		91,361
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	28,880
Net change in unrealized appreciation (depreciation)	+	46,134,995
Net realized and unrealized gains		19,579,177
Increase in net assets resulting from operations		$21,468,753
See financial notes    53

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$1,889,576	$9,002,515
Net realized losses		(26,555,818)	(24,092,672)
Net change in unrealized appreciation (depreciation)	+	46,134,995	(57,788,193)
Increase (decrease) in net assets from operations		21,468,753	(72,878,350)
Distributions to Shareholders
Distributions from net investment income		($8,647,638)	($8,501,798)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,722,618	$71,236,197	28,202,624	$207,886,222
Shares reinvested		944,255	5,589,988	686,509	5,279,258
Shares redeemed	+	(13,037,921)	(78,807,042)	(23,465,190)	(172,997,984)
Net transactions in fund shares		(371,048)	($1,980,857)	5,423,943	$40,167,496
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,631,844	$304,411,058	40,207,901	$345,623,710
Total increase or decrease	+	(371,048)	10,840,258	5,423,943	(41,212,652)
End of period		45,260,796	$315,251,316	45,631,844	$304,411,058
Net investment income not yet distributed			$803,948		$7,562,010
54    See financial notes

Schwab Fundamental Index Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Large-Cap Growth Fund™
Schwab Fundamental US Large Company Index Fund	Schwab Small-Cap Equity Fund™
Schwab Fundamental US Small Company Index Fund	Schwab Hedged Equity Fund™
Schwab Fundamental International Large Company Index Fund	Schwab Financial Services Fund™
Schwab Fundamental International Small Company Index Fund	Schwab Health Care Fund™
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab ® International Core Equity Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2010 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2015 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Fund
Schwab International Index Fund®	Schwab Target 2030 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2035 Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2040 Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2045 Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2050 Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2055 Fund
Laudus International MarketMasters Fund™	Schwab ® Monthly Income Fund — Moderate Payout
Schwab Balanced Fund™	Schwab ® Monthly Income Fund — Enhanced Payout
Schwab Core Equity Fund™	Schwab ® Monthly Income Fund — Maximum Payout
Schwab Dividend Equity Fund™

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSRS for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
55

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
56

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2016 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated
57

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents ranged from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue through November 30, 2015. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of April 30, 2016, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2016, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
58

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2016, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
59

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Investment Style Risk. Each fund invests in companies measured by its respective index. Each fund follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of its respective index.
A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its respective index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—bonds or small company stocks, for instance—a fund’s large-cap holdings could reduce performance.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap stocks, for instance—a fund’s small-cap holdings could reduce performance.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which are depositary receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investments in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund's investments in a single country or a limited number of countries represent a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, and, at times, it may be difficult to value such investments.
ETF Risk. Certain funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF's expenses. Therefore, it may be more costly to
60

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio securities.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%
For the period ended April 30, 2016, the aggregate advisory fee paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
0.23%	0.25%	0.26%	0.40%	0.50%
61

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.10% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
0.35%	0.35%	0.35%	0.49%	0.49%
CSIM has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain Russell indices and trademarks to the funds. Under the sub-license agreement, each fund pays its pro rata share of licensing fees, as disclosed in each fund's Statement of Operations as Index fees.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:
Fund	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Dividends Received 11/01/15 to 04/30/16
Schwab Fundamental US Large Company Index Fund	81,215	—	(8,500)	72,715	$2,065,833	$84,291	$9,236
62

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2016, as applicable:
	Underlying Funds
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	1.6%	3.0%	3.5%	6.3%	8.9%
Schwab MarketTrack Growth Portfolio	1.8%	3.1%	3.0%	5.5%	7.3%
Schwab MarketTrack Balanced Portfolio	1.0%	1.7%	1.6%	3.0%	3.9%
Schwab MarketTrack Conservative Portfolio	0.3%	0.5%	0.5%	0.9%	1.0%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2016, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental US Large Company Index Fund	$131,893,144	$24,735,892
Schwab Fundamental US Small Company Index Fund	28,078,463	1,077,979
Schwab Fundamental International Large Company Index Fund	3,874,676	78,849
Schwab Fundamental International Small Company Index Fund	3,335,801	315,045
Schwab Fundamental Emerging Markets Large Company Index Fund	1,836,846	(356,323)
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
6. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2016 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2016, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab Fundamental US Large Company Index Fund	$26,411,571	261
Schwab Fundamental US Small Company Index Fund	12,362,958	115
Schwab Fundamental International Large Company Index Fund	4,091,504	49
Schwab Fundamental International Small Company Index Fund	—	—
Schwab Fundamental Emerging Markets Large Company Index Fund	3,179,846	80
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Fundamental US Large Company Index Fund	$193,740,575	$398,425,212
Schwab Fundamental US Small Company Index Fund	152,226,186	142,596,519
Schwab Fundamental International Large Company Index Fund	61,151,448	226,152,354
Schwab Fundamental International Small Company Index Fund	64,475,597	69,462,035
Schwab Fundamental Emerging Markets Large Company Index Fund	32,378,229	44,453,705
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/15-4/30/16)	Prior Period (11/1/14-10/31/15)
Schwab Fundamental US Large Company Index Fund	$57,985	$81,788
Schwab Fundamental US Small Company Index Fund	7,350	11,606
Schwab Fundamental International Large Company Index Fund	32,354	22,524
Schwab Fundamental International Small Company Index Fund	1,706	6,552
Schwab Fundamental Emerging Markets Large Company Index Fund	40,577	13,706
10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
October 31, 2016	$—	$—	$2,034,097	$—	$—
October 31, 2017	—	—	58,777,944	—	—
October 31, 2018	—	—	20,948,477	—	—
No expiration*	—	—	—	946,649	29,742,049
Total	$—	$—	$81,760,518	$946,649	$29,742,049
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
65

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Capital Trust (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,781,628,338.445	341,201,457.803
Marie A. Chandoha	2,069,741,484.184	53,088,312.064
Joseph R. Martinetto	2,070,394,888.403	52,434,907.845
Robert W. Burns	2,070,083,106.758	52,746,689.490
John F. Cogan	1,909,915,620.213	212,914,176.035
Stephen T. Kochis	2,067,778,859.342	55,050,936.906
David L. Mahoney	2,068,011,019.030	54,818,777.218
Kiran M. Patel	2,066,263,491.520	56,566,304.728
Kimberly S. Patmore	2,069,034,220.641	53,795,575.607
Charles A. Ruffel	2,070,448,922.775	52,380,873.473
Gerald B. Smith	2,069,060,923.296	53,768,872.952
Joseph H. Wender	2,065,502,834.216	57,326,962.032
66

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 97 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	97	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	97	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	97	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	97	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	97	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	97	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	97	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	97	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	97	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	97	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	97	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	97	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
69

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
70

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE RAFI Developed ex-US 1000 Index  An index that is designed to track the performance of the largest listed companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
FTSE RAFI Developed ex-US Mid Small 1500 Index  An index that is designed to track the performance of small and mid capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
FTSE RAFI Emerging Index  An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
FTSE RAFI US 1000 Index  An index that is designed to track the performance of the largest listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
FTSE RAFI US Mid Small 1500 Index  An index that is designed to track the performance of small and medium-sized listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.
Fundamental Developed ex-U.S. Large Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI Developed ex-US 1000 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-U.S. Large Company Index (Net) from October 19, 2012 forward.
Fundamental Developed ex-U.S. Small Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI Developed ex-US Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-US Small Company Index (Net) from October 19, 2012 forward.
Fundamental Emerging Markets Large Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI Emerging Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Emerging Markets Large Company Index (Net) from October 19, 2012 forward.
Fundamental U.S. Large Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI US 1000 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Large Company Index from October 19, 2012 forward.
Fundamental U.S. Small Company Spliced Index  An internally calculated index, comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Small Company Index from October 19, 2012 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
71

MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Russell Fundamental Developed ex-U.S. Large Company Index  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell Fundamental Developed ex-U.S. Small Company Index  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell Fundamental Emerging Markets Large Company Index  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell Fundamental U.S. Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size, and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Fundamental U.S. Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
72

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR37675-09
00166210

Semiannual report dated April 30, 2016, enclosed.
Command Performance™

Laudus MarketMasters Funds™

This wrapper is not part of the shareholder report.

Semiannual Report
April 30, 2016
Command Performance™

Laudus MarketMasters Funds™
Laudus Small-Cap MarketMasters Fund™
Laudus International MarketMasters Fund™

This page is intentionally left blank.

Two distinct Funds, each combining the expertise of leading investment managers with CSIM’s overall supervision.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2016
Laudus Small-Cap MarketMasters Fund
Investor Shares (Ticker Symbol: SWOSX)	-2.23%
Select Shares® (Ticker Symbol: SWMSX)	-2.19%
Russell 2000® Index	-1.90%
Fund Category: Morningstar Small Growth	-4.57%
Performance Details	pages 8-9

Laudus International MarketMasters Fund
Investor Shares[1] (Ticker Symbol: SWOIX)	-2.40% [2]
Select Shares®[1] (Ticker Symbol: SWMIX)	-2.32%
MSCI EAFE® Index (Net)[3]	-3.07%
Fund Category: Morningstar Foreign Large Growth	-2.81%
Performance Details	pages 10-11

Minimum Initial Investment[4]
Investor Shares	$ 100
Select Shares®	$ 50,000
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
Small-company stocks are subject to greater volatility than other asset categories.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Please see the funds' prospectus for further detail and eligibility requirements.
2Laudus MarketMasters Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The past six months have proved challenging for two asset classes that can be used to diversify an investor’s portfolio: international stocks and U.S. small-cap stocks. International stocks, particularly those of large companies, struggled compared to stocks in the U.S. which extended a trend that began a few years ago. U.S. small-cap stocks, meanwhile, were hit hard at the start of 2016 as investors reacted to sluggish global growth by gravitating toward larger companies that were perceived safer. As the reporting period continued, however, a weakening U.S. dollar and changes in investor sentiment helped international and U.S. small-cap stocks to rebound in March and April. In this environment, the Laudus MarketMasters International Fund outperformed its benchmark, though both Laudus MarketMasters Funds ended the six-month reporting period with negative returns.
We believe that the current market environment is a valuable reminder of why investors should consider having exposure to various asset classes. As some asset classes perform better than others over particular periods of time and in different market environments, investing in different types of assets can help mitigate risk. The Laudus MarketMasters Funds encompass two different asset classes, and also offer diversification across investment styles and strategies. The Laudus International MarketMasters Fund and the Laudus Small-Cap MarketMasters Fund both bring together a select group of
Asset Class Performance Comparison % returns during the six months ended 4/30/2016

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
* The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Laudus MarketMasters Funds3

From the President continued

We believe that the current market environment is a valuable reminder of why investors should consider having exposure to various asset classes.

investment managers—each with a different style and focus. The former fund provides investors with exposure to large-cap international growth, large-cap international value, and some small and mid-sized international companies, while the latter fund focuses primarily on U.S. small-cap stocks.
At Charles Schwab Investment Management, we partner with subadvisers when we feel they complement our in-house capabilities and add value for our clients on a sustained basis. We formed the Laudus Fund family more than a decade ago to provide investors with access to third-party managers with strong investment processes. Those processes remain intact today and we believe all of our Laudus funds can be a part of an investor’s diversified portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Laudus MarketMasters Funds, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

4Laudus MarketMasters Funds

The Investment Environment
Over the six-month reporting period ended April 30, 2016, market volatility remained heightened in most equity markets across the globe. Diverging central bank policies, highly volatile oil and commodity prices, and lackluster global growth all contributed to market fluctuations, and added to investor uncertainty. U.S. small-cap stocks, which are typically more sensitive to movements in the overall market, struggled amidst these ups and downs early in the reporting period. However, as investors became more willing to invest in riskier assets, small-cap stocks rebounded slightly in early 2016. Meanwhile, slowing global economic growth continued to weigh heavily on many international developed stocks, though the weakening of the U.S. dollar toward the end of the reporting period helped to support returns on some overseas investments in U.S. dollar terms. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 0.43%, while the Russell 2000® Index, a U.S. small-cap company benchmark, returned -1.90%. Internationally, the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -3.07% for the reporting period.
Contributing to increased market volatility over the reporting period was the uncertainty around U.S. short-term interest rate policy. Despite continued low inflation, the Federal Reserve (the Fed) raised the federal funds rate for the first time in almost ten years at its December 2015 meeting. The Fed cited strengthening economic indicators and expanding economic activity as support for this increase, and also stated that any subsequent increases would be measured and gradual. Initially, Fed officials estimated a total of four interest rate increases in 2016. As the reporting period continued, however, the likelihood of future short-term rate increases declined. U.S. stocks had one of the worst starts to a year, and concerns remained surrounding soft global economic growth. After the Fed left short-term interest rates unchanged in both March and April, projections from Fed officials were revised to two short-term interest rate increases in 2016. At the same time, however, federal funds futures were pricing in only one rate increase in 2016.
While the Fed began to slowly normalize monetary policy in the U.S., many other countries’ central banks maintained or increased their accommodative policies to stimulate economic growth. The European Central Bank expanded its asset purchase program over the reporting period, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and in Japan, the weakening of the U.S. dollar against the euro and the Japanese yen in early 2016 added to the headwinds these regions faced. The People’s Bank of China (the PBOC) also implemented additional easing measures, including lowering the reserve requirement for banks which increased the funds available for banks to make loans. These policy moves highlighted the ongoing divergence between the Fed and central banks outside the U.S., and contributed to increased volatility in currencies, stocks, and fixed-income markets.
Economic turmoil in China remained a factor in market movements across the globe. China’s economy continued to decelerate amidst slowing global demand, and uncertainty increased around the ability of the government and the PBOC to effectively manage the country’s financial situation. In January, the PBOC devalued the Chinese yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. However, additional monetary easing measures appeared to be helping in some areas, as industrial output and retail sales in China both rose faster than expected in the month of March.
Laudus MarketMasters Funds5

The Investment Environment continued
During the reporting period, sharp fluctuations in oil and commodity prices continued to add to market volatility and created extra pressure in credit markets. Overall demand for oil failed to keep pace with supply, resulting in excess reserves across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Falling oil prices created stress in the high-yield corporate credit market and negatively affected many financial institutions, as credit spreads widened and losses from loans to energy firms weighed on returns. The Fed’s dovish monetary policy and an agreement by several key OPEC members to limit supply helped oil to rally in February, and also supported a rebound in many global stocks. Despite additional price fluctuations toward the end of the reporting period, oil finished its best month of the year in April.
With diverging central bank policies, sharp oil price fluctuations, and continued weak global economic growth, the six-month reporting period saw heightened levels of volatility in both U.S. and international stock markets. Fed policy and a weaker U.S. dollar counteracted some accommodative policy measures in Europe and Japan, where recession fears lingered. The state of China’s economy remained a large factor in investor sentiment across the globe, though some signs of improvement emerged toward the end of the reporting period. Overall, U.S. and international equities were affected by many of the same market events, and were not immune to the impacts of an uncertain global economic environment.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Management views may have changed since the report date.
6Laudus MarketMasters Funds

Fund Management
Omar Aguilar, Ph.D. Senior Vice President and Chief Investment Officer of Equities, has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2011, Mr. Aguilar was with Financial Engines, where he was responsible for managing assets from leading retirement plan sponsors in the defined contribution market. Prior to joining Financial Engines in 2009, Mr. Aguilar was the head of quantitative equity for ING Investment Management, where he was responsible for building and developing the firm’s quantitative equity group. He joined ING in 2004 from Lehman Brothers, where he served as the head of quantitative research for its alternative investment management business. Prior to that, he was a director of quantitative research and portfolio manager with Merrill Lynch Investment Management and Bankers Trust.
Laudus MarketMasters Funds7

Laudus Small-Cap MarketMasters Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Investor Shares (9/16/97)	-2.23%	-8.63%	4.25%	3.69%
Select Shares® (6/9/04)	-2.19%	-8.48%	4.41%	3.85%
Russell 2000® Index	-1.90%	-5.94%	6.98%	5.42%
Fund Category: Morningstar Small Growth	-4.57%	-8.18%	5.99%	5.50%
Fund Expense Ratios3: Investor Shares: Net 1.35%; Gross 1.55% / Select Shares: Net 1.20%; Gross 1.51%

Investment Managers and Allocations4
Investment Managers	Investment Style	% of Net Assets
Wellington Management Company, LLP	Small-Cap Value	49.4%
BMO Asset Management Corp.	Small-Cap Growth	39.6%
Mellon Capital Management Corp.	Small-Cap Value	9.6%
Cash & other assets	—	1.4%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	For more information about each of the investment manager's investment styles, refer to the fund's prospectus.
8Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund
Performance and Fund Facts as of 04/30/16 continued
Statistics
Number of Holdings	1,849
Weighted Average Market Cap (millions)	$1,979
Price/Earnings Ratio (P/E)	49.3
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	21%
Sector Weightings % of Investments
Industrials	21.7%
Information Technology	18.4%
Financials	16.9%
Health Care	15.4%
Consumer Discretionary	9.6%
Energy	5.0%
Materials	2.8%
Utilities	2.0%
Consumer Staples	1.9%
Telecommunication Services	1.0%
Other	5.3%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
inContact, Inc.	1.7%
Mueller Industries, Inc.	1.4%
Webster Financial Corp.	1.4%
G&K Services, Inc., Class A	1.4%
Belden, Inc.	1.3%
The Rubicon Project, Inc.	1.3%
iShares Russell Mid-Cap ETF	1.3%
Albany International Corp., Class A	1.2%
Sensient Technologies Corp.	1.0%
InterOil Corp.	1.0%
Total	13.0%
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	This list is not a recommendation of any security by the investment adviser.
Laudus MarketMasters Funds9

Laudus International MarketMasters Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Investor Shares (10/16/96)	-2.40% [3]	-7.73%	2.51%	3.82%
Select Shares® (4/2/04)	-2.32%	-7.57%	2.67%	3.98%
MSCI EAFE® Index (Net)[4]	-3.07%	-9.32%	1.69%	1.61%
MSCI EAFE® Index (Gross)	-2.82%	-8.89%	2.16%	2.09%
Fund Category: Morningstar Foreign Large Growth	-2.81%	-7.88%	1.88%	2.43%
Fund Expense Ratios5: Investor Shares: Net 1.40%; Gross 1.59% / Select Shares: Net 1.25%; Gross 1.50%

Investment Managers and Allocations6
Investment Managers	Investment Style	% of Net Assets
American Century Investment Management, Inc.	International Small-Cap Growth	26.3%
Harris Associates L.P.	International Large-Cap Value	23.4%
William Blair Investment Management, LLC	International Multi-Cap Growth	20.6%
Mondrian Investment Partners Limited	International Small-Cap Value	24.4%
Mellon Capital Management Corp.	International Blend	3.7%
Cash & other assets	—	1.6%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	For more information about each of the investment manager's investment styles, refer to the fund's prospectus.
10Laudus MarketMasters Funds

Laudus International MarketMasters Fund
Performance and Fund Facts as of 04/30/16 continued
Statistics
Number of Holdings	1,180
Weighted Average Market Cap (millions)	$20,907
Price/Earnings Ratio (P/E)	21.8
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	35%
Sector Weightings % of Investments
Industrials	22.6%
Financials	20.3%
Consumer Discretionary	18.9%
Information Technology	10.6%
Materials	7.8%
Consumer Staples	5.9%
Health Care	5.7%
Energy	2.6%
Utilities	1.7%
Telecommunication Services	1.0%
Other	2.9%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Credit Suisse Group AG – Reg'd	1.1%
Glencore plc	1.1%
Nifco, Inc.	1.0%
BNP Paribas S.A.	1.0%
Honda Motor Co., Ltd.	0.8%
Croda International plc	0.8%
Nomura Holdings, Inc.	0.8%
Rubis S.C.A.	0.8%
Samsung Electronics Co., Ltd.	0.7%
Intesa Sanpaolo S.p.A.	0.7%
Total	8.8%

Country Weightings % of Investments
United Kingdom	17.0%
Japan	15.8%
France	9.4%
Germany	7.7%
Switzerland	5.8%
Australia	5.6%
Canada	4.7%
Sweden	4.2%
United States	3.4%
Italy	2.7%
Singapore	2.7%
China	2.6%
Other Countries	18.4%
Total	100.0%
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	This list is not a recommendation of any security by the investment adviser.
Laudus MarketMasters Funds11

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2015 and held through April 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 11/1/15	Ending Account Value (Net of Expenses) at 4/30/16	Expenses Paid During Period[2] 11/1/15–4/30/16
Laudus Small-Cap MarketMasters Fund
Investor Shares
Actual Return	1.35%	$1,000.00	$ 977.70	$ 6.64
Hypothetical 5% Return	1.35%	$1,000.00	$ 1,018.19	$ 6.77
Select Shares
Actual Return	1.20%	$1,000.00	$ 978.10	$5.90
Hypothetical 5% Return	1.20%	$1,000.00	$ 1,018.93	$ 6.02
Laudus International MarketMasters Fund
Investor Shares
Actual Return	1.40%	$1,000.00	$ 976.40	$6.88
Hypothetical 5% Return	1.40%	$1,000.00	$ 1,017.94	$ 7.02
Select Shares
Actual Return	1.25%	$1,000.00	$ 976.80	$ 6.14
Hypothetical 5% Return	1.25%	$1,000.00	$1,018.68	$ 6.27
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio also does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
12Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund
Financial Statements
Financial Highlights
Investor Shares	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$17.42	$18.02	$17.28	$13.14	$11.99	$11.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	(0.05)	(0.05)	(0.02)	(0.10)	(0.09)
Net realized and unrealized gains (losses)	(0.41)	(0.17) [2]	0.79	4.16	1.25	0.56
Total from investment operations	(0.40)	(0.22)	0.74	4.14	1.15	0.47
Less distributions:
Distributions from net investment income	—	(0.03)	—	—	—	—
Distributions from net realized gains	(1.06)	(0.35)	—	—	—	—
Total distributions	(1.06)	(0.38)	—	—	—	—
Net asset value at end of period	$15.96	$17.42	$18.02	$17.28	$13.14	$11.99
Total return	(2.23%) [3]	(1.18%)	4.28%	31.51%	9.59%	4.08%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.35% [4]	1.35%	1.35%	1.35%	1.42% [5]	1.46%
Gross operating expenses	1.57% [4]	1.55%	1.56%	1.59%	1.59%	1.51%
Net investment income (loss)	0.11% [4]	(0.26%)	(0.26%)	(0.16%)	(0.79%)	(0.70%)
Portfolio turnover rate	21% [3]	51%	79%	97%	144%	95%
Net assets, end of period (x 1,000,000)	$57	$62	$70	$76	$65	$62

Select Shares	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$17.73	$18.33	$17.56	$13.33	$12.14	$11.64
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	(0.02)	(0.02)	(0.00) [6]	(0.08)	(0.07)
Net realized and unrealized gains (losses)	(0.42)	(0.17) [2]	0.79	4.23	1.27	0.57
Total from investment operations	(0.40)	(0.19)	0.77	4.23	1.19	0.50
Less distributions:
Distributions from net investment income	—	(0.06)	—	—	—	—
Distributions from net realized gains	(1.06)	(0.35)	—	—	—	—
Total distributions	(1.06)	(0.41)	—	—	—	—
Net asset value at end of period	$16.27	$17.73	$18.33	$17.56	$13.33	$12.14
Total return	(2.19%) [3]	(0.99%)	4.39%	31.73%	9.80%	4.30%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.20% [4]	1.20%	1.20%	1.20%	1.27% [5]	1.31%
Gross operating expenses	1.52% [4]	1.51%	1.51%	1.53%	1.51%	1.45%
Net investment income (loss)	0.25% [4]	(0.09%)	(0.13%)	(0.03%)	(0.60%)	(0.54%)
Portfolio turnover rate	21% [3]	51%	79%	97%	144%	95%
Net assets, end of period (x 1,000,000)	$99	$107	$122	$113	$88	$219
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized (except for proxy costs).
5
Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
6
Per-share amount was less than $0.005.
See financial notes    13

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
94.8%	Common Stock	140,075,201	148,292,576
5.3%	Other Investment Companies	8,320,268	8,283,601
0.0%	Rights	3,578	3,047
0.0%	Warrants	—	—
0.0%	Short-Term Investment	6,997	6,999
100.1%	Total Investments	148,406,044	156,586,223
(0.1%)	Other Assets and Liabilities, Net		(119,595)
100.0%	Net Assets		156,466,628

Security	Number of Shares	Value ($)
Common Stock 94.8% of net assets
Automobiles & Components 0.1%
American Axle & Manufacturing Holdings, Inc. *	694	10,764
Cooper Tire & Rubber Co.	549	18,962
Cooper-Standard Holding, Inc. *	71	5,475
Dana Holding Corp.	1,373	17,753
Dorman Products, Inc. *	200	10,758
Drew Industries, Inc.	267	17,309
Federal-Mogul Holdings Corp. *	125	1,155
Fox Factory Holding Corp. *	87	1,506
Gentherm, Inc. *	320	11,757
Horizon Global Corp. *	182	2,233
Metaldyne Performance Group, Inc.	77	1,227
Motorcar Parts of America, Inc. *	132	4,233
Standard Motor Products, Inc.	198	7,031
Strattec Security Corp.	22	1,164
Superior Industries International, Inc.	374	9,769
Tenneco, Inc. *	548	29,208
Tower International, Inc.	122	2,800
		153,104
Banks 9.7%
1st Source Corp.	183	6,303
Access National Corp.	71	1,396
American National Bankshares, Inc.	73	1,951
Ameris Bancorp	222	6,971
Ames National Corp.	74	1,908
Arrow Financial Corp.	70	1,971
Security	Number of Shares	Value ($)
Astoria Financial Corp.	709	10,663
Banc of California, Inc.	427	8,689
BancFirst Corp.	49	3,056
Banco Latinoamericano de Comercio Exterior, S.A., Class E	60	1,552
BancorpSouth, Inc.	1,069	25,111
Bank of Marin Bancorp	43	2,108
Bank of the Ozarks, Inc.	733	30,273
Banner Corp.	165	7,059
Bar Harbor Bankshares	42	1,457
BBCN Bancorp, Inc.	970	15,151
Bear State Financial, Inc.	162	1,594
Beneficial Bancorp, Inc. *	1,066	14,807
Berkshire Hills Bancorp, Inc.	102	2,768
Blue Hills Bancorp, Inc.	101	1,473
BNC Bancorp	198	4,427
BofI Holding, Inc. *	612	12,466
Boston Private Financial Holdings, Inc.	1,095	13,381
Bridge Bancorp, Inc.	186	5,662
Brookline Bancorp, Inc.	687	7,818
Bryn Mawr Bank Corp.	73	2,075
BSB Bancorp, Inc. *	66	1,569
C1 Financial, Inc. *	76	1,864
Camden National Corp.	47	2,045
Capital Bank Financial Corp., Class A	90	2,721
Capital City Bank Group, Inc.	144	2,134
Capitol Federal Financial, Inc.	1,352	17,968
Cardinal Financial Corp.	65	1,438
Cascade Bancorp *	518	3,134
Cathay General Bancorp	833	25,423
CenterState Banks, Inc.	547	8,911
Central Pacific Financial Corp.	17	397
Century Bancorp, Inc., Class A	48	2,040
Charter Financial Corp.	168	2,105
Chemical Financial Corp.	450	17,307
Citizens & Northern Corp.	402	8,116
City Holding Co.	117	5,747
Clifton Bancorp, Inc.	549	8,169
CNB Financial Corp.	102	1,825
CoBiz Financial, Inc.	304	3,681
Columbia Banking System, Inc.	565	16,662
Community Bank System, Inc.	438	17,332
Community Trust Bancorp, Inc.	185	6,636
CommunityOne Bancorp *	133	1,756
ConnectOne Bancorp, Inc.	278	4,784
CU Bancorp *	137	3,156
Customers Bancorp, Inc. *	126	3,273
CVB Financial Corp.	970	16,665
Dime Community Bancshares, Inc.	190	3,441
Eagle Bancorp, Inc. *	294	14,906
Enterprise Bancorp, Inc.	99	2,389
Enterprise Financial Services Corp.	341	9,333
Essent Group Ltd. *	754	15,397
EverBank Financial Corp.	1,069	16,121
F.N.B. Corp.	2,210	29,216
Farmers Capital Bank Corp.	54	1,518
FCB Financial Holdings, Inc., Class A *	108	3,775
Fidelity Southern Corp.	212	3,426
Financial Institutions, Inc.	161	4,508
First Bancorp (North Carolina)	173	3,529
First BanCorp (Puerto Rico) *	1,156	4,508
First Bancorp, Inc.	103	2,045

14    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Busey Corp.	36,059	737,046
First Business Financial Services, Inc.	124	3,138
First Citizens BancShares, Inc., Class A	72	18,360
First Commonwealth Financial Corp.	504	4,627
First Connecticut Bancorp, Inc.	350	6,031
First Defiance Financial Corp.	73	2,889
First Financial Bancorp	854	16,653
First Financial Bankshares, Inc.	644	20,853
First Financial Corp.	124	4,393
First Interstate BancSystem, Inc., Class A	51	1,382
First Merchants Corp.	290	7,439
First Midwest Bancorp, Inc.	83,503	1,543,135
First NBC Bank Holding Co. *	118	2,565
First Niagara Financial Group, Inc.	92,470	976,483
FirstMerit Corp.	1,724	38,204
Flagstar Bancorp, Inc. *	177	4,190
Flushing Financial Corp.	40,202	802,030
Fox Chase Bancorp, Inc.	103	2,030
Fulton Financial Corp.	1,202	16,816
German American Bancorp, Inc.	77	2,482
Glacier Bancorp, Inc.	729	18,874
Great Southern Bancorp, Inc.	188	7,118
Great Western Bancorp, Inc.	37,708	1,188,556
Green Bancorp, Inc. *	94	767
Guaranty Bancorp	155	2,545
Hampton Roads Bankshares, Inc. *	883	1,554
Hancock Holding Co.	37,758	980,575
Hanmi Financial Corp.	351	8,115
Heartland Financial USA, Inc.	62	2,078
Heritage Commerce Corp.	248	2,589
Heritage Oaks Bancorp	282	2,355
Hilltop Holdings, Inc. *	534	10,605
Hingham Institution for Savings	14	1,792
Home BancShares, Inc.	636	27,342
HomeStreet, Inc. *	61	1,315
HomeTrust Bancshares, Inc. *	40	742
Horizon Bancorp	84	2,050
IBERIABANK Corp.	312	18,405
Impac Mortgage Holdings, Inc. *	74	1,051
Independent Bank Corp., Massachusetts	171	8,042
Independent Bank Group, Inc.	88	3,221
International Bancshares Corp.	59,357	1,554,560
Investors Bancorp, Inc.	2,824	32,617
Kearny Financial Corp.	546	6,891
Lakeland Bancorp, Inc.	280	3,105
Lakeland Financial Corp.	158	7,472
LegacyTexas Financial Group, Inc.	499	12,305
LendingTree, Inc. *	10,872	972,718
MainSource Financial Group, Inc.	122	2,666
MB Financial, Inc.	37,383	1,299,433
Mercantile Bank Corp.	158	3,811
Merchants Bancshares, Inc.	58	1,766
Meridian Bancorp, Inc.	109	1,594
Meta Financial Group, Inc.	84	4,168
MGIC Investment Corp. *	2,696	19,492
MidWestOne Financial Group, Inc.	70	1,985
National Bank Holdings Corp., Class A	520	10,395
National Bankshares, Inc.	94	3,383
National Commerce Corp. *	60	1,436
Nationstar Mortgage Holdings, Inc. *	752	8,716
Security	Number of Shares	Value ($)
NBT Bancorp, Inc.	497	14,085
NMI Holdings, Inc., Class A *	429	2,698
Northfield Bancorp, Inc.	96	1,523
Northwest Bancshares, Inc.	102,564	1,437,947
OceanFirst Financial Corp.	444	8,649
Ocwen Financial Corp. *	448	1,012
OFG Bancorp	434	3,832
Old National Bancorp	1,182	15,832
Old Second Bancorp, Inc.	224	1,604
Opus Bank	40	1,445
Oritani Financial Corp.	482	8,353
Pacific Continental Corp.	150	2,499
Pacific Premier Bancorp, Inc. *	85	1,977
Park National Corp.	92	8,446
Park Sterling Corp.	898	6,555
Peapack-Gladstone Financial Corp.	245	4,689
Penns Woods Bancorp, Inc.	41	1,706
PennyMac Financial Services, Inc., Class A *	80	1,019
Peoples Bancorp, Inc.	147	3,159
Peoples Financial Services Corp.	59	2,326
PHH Corp. *	600	7,698
Pinnacle Financial Partners, Inc.	365	17,947
Preferred Bank	104	3,303
PrivateBancorp, Inc.	596	24,800
Prosperity Bancshares, Inc.	565	29,815
Provident Financial Services, Inc.	491	9,810
QCR Holdings, Inc.	2	52
Radian Group, Inc.	1,969	25,184
Renasant Corp.	321	11,023
Republic Bancorp, Inc., Class A	75	2,048
S&T Bancorp, Inc.	199	5,108
Sandy Spring Bancorp, Inc.	230	6,576
Seacoast Banking Corp. of Florida *	93	1,508
ServisFirst Bancshares, Inc.	80	3,942
Sierra Bancorp	117	2,060
Simmons First National Corp., Class A	206	9,620
South State Corp.	184	12,876
Southside Bancshares, Inc.	333	9,727
Southwest Bancorp, Inc.	261	4,189
State Bank Financial Corp.	192	4,009
Sterling Bancorp	1,024	16,732
Stock Yards Bancorp, Inc.	68	2,750
Stonegate Mortgage Corp. *	137	790
Suffolk Bancorp	99	2,375
Sun Bancorp, Inc. *	108	2,321
Talmer Bancorp, Inc., Class A	355	6,887
Territorial Bancorp, Inc.	73	1,915
Texas Capital Bancshares, Inc. *	409	18,740
The First of Long Island Corp.	76	2,326
Tompkins Financial Corp.	76	4,966
Towne Bank	375	7,875
TriCo Bancshares	237	6,380
TriState Capital Holdings, Inc. *	128	1,710
Triumph Bancorp, Inc. *	111	1,764
Trustmark Corp.	476	11,667
UMB Financial Corp.	369	20,572
Umpqua Holdings Corp.	2,276	36,029
Union Bankshares Corp.	364	9,613
United Bankshares, Inc.	517	20,003
United Community Banks, Inc.	665	13,386
United Financial Bancorp, Inc.	505	6,555

See financial notes    15

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Univest Corp. of Pennsylvania	90	1,777
Valley National Bancorp	1,556	14,720
Walker & Dunlop, Inc. *	116	2,558
Walter Investment Management Corp. *	288	2,088
Washington Federal, Inc.	901	21,885
Washington Trust Bancorp, Inc.	60	2,198
Waterstone Financial, Inc.	110	1,542
Webster Financial Corp.	59,510	2,180,446
WesBanco, Inc.	268	8,611
West Bancorp, Inc.	141	2,630
Westamerica Bancorp	297	14,470
Western Alliance Bancorp *	740	27,069
Wilshire Bancorp, Inc.	821	8,842
Wintrust Financial Corp.	438	22,785
WSFS Financial Corp.	324	11,061
Yadkin Financial Corp.	411	10,283
		15,190,982
Capital Goods 12.8%
AAON, Inc.	477	12,650
AAR Corp.	129	3,101
Accuride Corp. *	750	1,215
Actuant Corp., Class A	535	14,290
Advanced Drainage Systems, Inc.	257	5,942
Aegion Corp. *	205	4,352
Aerojet Rocketdyne Holdings, Inc. *	651	11,796
Aerovironment, Inc. *	310	8,953
Aircastle Ltd.	615	13,346
Alamo Group, Inc.	42	2,370
Albany International Corp., Class A	47,209	1,902,051
Allied Motion Technologies, Inc.	63	1,358
Altra Industrial Motion Corp.	222	6,371
Ameresco, Inc., Class A *	500	2,235
American Railcar Industries, Inc.	62	2,543
American Science & Engineering, Inc.	132	3,782
American Woodmark Corp. *	70	5,099
Apogee Enterprises, Inc.	190	7,874
Applied Industrial Technologies, Inc.	293	13,428
Argan, Inc.	185	6,323
Astec Industries, Inc.	123	5,953
Astronics Corp. *	241	8,905
AZZ, Inc.	190	10,435
Babcock & Wilcox Enterprises, Inc. *	43,730	999,231
Barnes Group, Inc.	10,563	343,192
Beacon Roofing Supply, Inc. *	421	17,989
Blue Bird Corp. *	110	1,189
BMC Stock Holdings, Inc. *	91	1,597
Briggs & Stratton Corp.	599	12,681
Builders FirstSource, Inc. *	89,126	988,407
CAI International, Inc. *	97	991
Chart Industries, Inc. *	355	9,138
CIRCOR International, Inc.	16,178	913,248
CLARCOR, Inc.	429	25,212
Columbus McKinnon Corp.	79	1,304
Comfort Systems USA, Inc.	437	12,887
Commercial Vehicle Group, Inc. *	186	478
Continental Building Products, Inc. *	184	3,608
Cubic Corp.	34,900	1,450,793
Curtiss-Wright Corp.	471	36,069
DigitalGlobe, Inc. *	784	17,373
Security	Number of Shares	Value ($)
Ducommun, Inc. *	33	525
DXP Enterprises, Inc. *	129	2,819
Dycom Industries, Inc. *	13,740	970,044
EMCOR Group, Inc.	667	32,336
Encore Wire Corp.	156	5,967
EnerSys	307	17,920
Engility Holdings, Inc. *	249	4,898
EnPro Industries, Inc.	253	14,821
ESCO Technologies, Inc.	32,926	1,266,992
Esterline Technologies Corp. *	284	19,499
Federal Signal Corp.	464	6,352
Franklin Electric Co., Inc.	461	14,563
FreightCar America, Inc.	151	2,590
FuelCell Energy, Inc. *	275	1,639
GATX Corp.	29,330	1,347,420
Generac Holdings, Inc. *	759	28,933
General Cable Corp.	410	6,412
Gibraltar Industries, Inc. *	214	5,660
Global Brass & Copper Holdings, Inc.	78	2,114
Granite Construction, Inc.	239	10,657
Griffon Corp.	543	8,585
H&E Equipment Services, Inc.	411	8,315
Harsco Corp.	493	3,495
HC2 Holdings, Inc. *	148	571
HEICO Corp.	6,574	403,052
HEICO Corp., Class A	233	11,925
Hexcel Corp.	15,404	697,339
Hillenbrand, Inc.	492	14,913
Hurco Cos., Inc.	62	2,008
Hyster-Yale Materials Handling, Inc.	88	5,390
Insteel Industries, Inc.	78	2,261
John Bean Technologies Corp.	331	17,258
Kadant, Inc.	176	8,334
Kaman Corp.	312	13,132
KLX, Inc. *	311	10,487
Kratos Defense & Security Solutions, Inc. *	217	1,152
L.B. Foster Co., Class A	39	768
Lawson Products, Inc. *	38	744
Lennox International, Inc.	5,377	725,626
Lindsay Corp.	135	10,322
LSI Industries, Inc.	57	721
Luxfer Holdings plc ADR	57,710	741,574
Lydall, Inc. *	251	9,234
Masonite International Corp. *	298	20,163
MasTec, Inc. *	781	17,697
Mercury Systems, Inc. *	473	9,942
Meritor, Inc. *	744	6,324
Miller Industries, Inc.	263	5,591
Moog, Inc., Class A *	313	15,293
MRC Global, Inc. *	919	12,848
Mueller Industries, Inc.	70,961	2,239,529
Mueller Water Products, Inc., Class A	1,517	16,308
MYR Group, Inc. *	220	5,612
National Presto Industries, Inc.	23	2,005
Navistar International Corp. *	302	4,557
NCI Building Systems, Inc. *	471	6,943
Neff Corp., Class A *	138	1,180
NN, Inc.	119	1,790
Nortek, Inc. *	45	2,122
Northwest Pipe Co. *	60	647
NV5 Global, Inc. *	61	1,515

16    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Omega Flex, Inc.	119	3,920
Orion Marine Group, Inc. *	142	829
Patrick Industries, Inc. *	100	4,585
PGT, Inc. *	248	2,597
Plug Power, Inc. *	1,567	3,228
Ply Gem Holdings, Inc. *	176	2,578
Powell Industries, Inc.	43	1,338
Power Solutions International, Inc. *	26	337
PowerSecure International, Inc. *	432	8,087
Preformed Line Products Co.	25	1,049
Primoris Services Corp.	42,964	1,004,928
Proto Labs, Inc. *	154	9,214
Quanex Building Products Corp.	164	3,090
Raven Industries, Inc.	296	4,763
RBC Bearings, Inc. *	163	11,948
Rexnord Corp. *	757	16,503
Rush Enterprises, Inc., Class A *	275	5,415
Simpson Manufacturing Co., Inc.	256	9,626
Sparton Corp. *	100	2,146
Standex International Corp.	110	8,436
Sun Hydraulics Corp.	156	5,519
TAL International Group, Inc. *	294	5,027
TASER International, Inc. *	468	8,546
Teledyne Technologies, Inc. *	264	24,539
Tennant Co.	211	11,270
Textainer Group Holdings Ltd.	16	247
The ExOne Co. *	84	1,110
The Gorman-Rupp Co.	178	5,036
The Greenbrier Cos., Inc.	274	8,217
The KEYW Holding Corp. *	316	2,177
Thermon Group Holdings, Inc. *	56,153	1,052,307
Titan International, Inc.	80	530
Trex Co., Inc. *	281	13,333
TriMas Corp. *	72,696	1,315,798
Tutor Perini Corp. *	299	4,730
Twin Disc, Inc.	175	2,319
Univar, Inc. *	84	1,462
Universal Forest Products, Inc.	133	10,194
Vectrus, Inc. *	57	1,229
Veritiv Corp. *	37	1,518
Vicor Corp. *	299	2,867
Wabash National Corp. *	1,020	14,535
Watsco, Inc.	5,446	732,324
Watts Water Technologies, Inc., Class A	300	16,761
Woodward, Inc.	545	29,544
Xerium Technologies, Inc. *	350	1,852
		20,096,800
Commercial & Professional Supplies 8.4%
ABM Industries, Inc.	438	14,091
ACCO Brands Corp. *	147,967	1,411,605
Barrett Business Services, Inc.	134	4,155
Brady Corp., Class A	572	15,152
CBIZ, Inc. *	939	9,559
CDI Corp.	118	844
CEB, Inc.	242	14,929
CECO Environmental Corp.	172	1,135
Civeo Corp. *	252	383
CRA International, Inc. *	91	1,975
Deluxe Corp.	431	27,058
Essendant, Inc.	45,013	1,385,950
Security	Number of Shares	Value ($)
Exponent, Inc.	178	8,872
Franklin Covey Co. *	70	1,153
FTI Consulting, Inc. *	36,621	1,475,826
G&K Services, Inc., Class A	29,813	2,106,288
GP Strategies Corp. *	255	5,952
Healthcare Services Group, Inc.	729	27,593
Heidrick & Struggles International, Inc.	102	2,012
Heritage-Crystal Clean, Inc. *	114	1,186
Herman Miller, Inc.	567	17,106
HNI Corp.	417	18,231
Huron Consulting Group, Inc. *	12,665	704,301
ICF International, Inc. *	296	11,654
Insperity, Inc.	250	13,193
Interface, Inc.	670	11,403
Kelly Services, Inc., Class A	381	7,151
Kforce, Inc.	338	6,425
Kimball International, Inc., Class B	165	1,921
Knoll, Inc.	364	8,499
Korn/Ferry International	537	14,574
Matthews International Corp., Class A	21,718	1,143,236
McGrath RentCorp	152	3,706
Mistras Group, Inc. *	43,636	1,063,409
Mobile Mini, Inc.	380	12,255
MSA Safety, Inc.	316	15,196
Multi-Color Corp.	58	3,470
Navigant Consulting, Inc. *	381	6,081
NL Industries, Inc. *	152	467
On Assignment, Inc. *	23,055	831,363
Pendrell Corp. *	1,575	811
Resources Connection, Inc.	434	6,410
RPX Corp. *	446	4,942
SP Plus Corp. *	58,940	1,313,183
Steelcase, Inc., Class A	44,874	684,777
Team, Inc. *	247	7,096
Tetra Tech, Inc.	729	21,433
The Advisory Board Co. *	19,770	625,523
The Brink's Co.	348	11,776
TriNet Group, Inc. *	585	9,723
TrueBlue, Inc. *	239	4,467
UniFirst Corp.	132	14,306
US Ecology, Inc.	159	7,160
Viad Corp.	274	8,152
Volt Information Sciences, Inc. *	83	623
VSE Corp.	41	2,544
WageWorks, Inc. *	280	15,081
West Corp.	305	6,536
		13,153,902
Consumer Durables & Apparel 3.2%
Bassett Furniture Industries, Inc.	51	1,505
Beazer Homes USA, Inc. *	261	2,145
CalAtlantic Group, Inc.	772	24,990
Callaway Golf Co.	1,174	10,965
Cavco Industries, Inc. *	63	5,524
Century Communities, Inc. *	68	1,172
Cherokee, Inc. *	53	829
Columbia Sportswear Co.	7,432	435,292
Crocs, Inc. *	425	3,549
CSS Industries, Inc.	196	5,480
Deckers Outdoor Corp. *	335	19,366
Escalade, Inc.	75	895

See financial notes    17

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ethan Allen Interiors, Inc.	330	11,233
Flexsteel Industries, Inc.	70	2,862
G-III Apparel Group Ltd. *	304	13,756
Green Brick Partners, Inc. *	135	995
Helen of Troy Ltd. *	7,409	737,418
Hooker Furniture Corp.	57	1,414
Hovnanian Enterprises, Inc., Class A *	257	429
Iconix Brand Group, Inc. *	374	3,171
Installed Building Products, Inc. *	62	1,648
iRobot Corp. *	301	11,251
Johnson Outdoors, Inc., Class A	37	893
KB Home	859	11,657
La-Z-Boy, Inc.	21,292	550,824
LGI Homes, Inc. *	73	2,045
Libbey, Inc.	233	4,334
Lifetime Brands, Inc.	127	2,193
M.D.C. Holdings, Inc.	555	13,659
M/I Homes, Inc. *	32,936	662,014
Malibu Boats, Inc., Class A *	33	581
Marine Products Corp.	229	1,875
Meritage Homes Corp. *	360	12,251
Movado Group, Inc.	110	3,103
NACCO Industries, Inc., Class A	44	2,619
Nautilus, Inc. *	179	3,158
Oxford Industries, Inc.	166	11,026
Performance Sports Group Ltd. *	209	775
Perry Ellis International, Inc. *	300	5,715
Sequential Brands Group, Inc. *	256	1,421
Smith & Wesson Holding Corp. *	673	14,692
Steven Madden Ltd. *	471	16,490
Sturm, Ruger & Co., Inc.	143	9,156
Superior Uniform Group, Inc.	88	1,674
Taylor Morrison Home Corp., Class A *	392	5,645
The New Home Co., Inc. *	84	935
TRI Pointe Group, Inc. *	80,910	938,556
Tumi Holdings, Inc. *	452	12,059
Unifi, Inc. *	65	1,674
Universal Electronics, Inc. *	6,698	444,814
Vera Bradley, Inc. *	350	6,139
Vince Holding Corp. *	89	550
WCI Communities, Inc. *	57	911
William Lyon Homes, Class A *	68,248	962,297
Wolverine World Wide, Inc.	1,049	19,879
ZAGG, Inc. *	439	3,516
		5,025,019
Consumer Services 0.5%
2U, Inc. *	28	785
American Public Education, Inc. *	73	1,691
Apollo Education Group, Inc. *	570	4,446
Ascent Capital Group, Inc., Class A *	118	1,778
Belmond Ltd., Class A *	687	6,293
Biglari Holdings, Inc. *	15	5,609
BJ's Restaurants, Inc. *	248	11,061
Bloomin' Brands, Inc.	1,311	24,516
Bob Evans Farms, Inc.	282	12,842
Bojangles', Inc. *	62	1,093
Boyd Gaming Corp. *	958	17,857
Bravo Brio Restaurant Group, Inc. *	350	2,580
Bridgepoint Education, Inc. *	135	1,288
Bright Horizons Family Solutions, Inc. *	261	17,127
Security	Number of Shares	Value ($)
Buffalo Wild Wings, Inc. *	138	18,445
Caesars Acquisition Co., Class A *	318	2,407
Caesars Entertainment Corp. *	511	3,490
Cambium Learning Group, Inc. *	344	1,565
Capella Education Co.	123	6,803
Career Education Corp. *	498	2,659
Carrols Restaurant Group, Inc. *	137	1,906
Chegg, Inc. *	514	2,334
Churchill Downs, Inc.	120	16,102
Chuy's Holdings, Inc. *	95	2,901
ClubCorp Holdings, Inc.	286	3,818
Collectors Universe, Inc.	127	2,209
Cracker Barrel Old Country Store, Inc.	181	26,500
Dave & Buster's Entertainment, Inc. *	96	3,715
Del Frisco's Restaurant Group, Inc. *	78	1,243
Denny's Corp. *	1,146	11,334
DeVry Education Group, Inc.	602	10,445
Diamond Resorts International, Inc. *	388	8,229
DineEquity, Inc.	126	10,836
El Pollo Loco Holdings, Inc. *	260	3,429
Eldorado Resorts, Inc. *	194	2,543
Empire Resorts, Inc. *	55	915
Fiesta Restaurant Group, Inc. *	203	6,518
Grand Canyon Education, Inc. *	446	19,504
Houghton Mifflin Harcourt Co. *	1,022	20,961
International Speedway Corp., Class A	4,206	140,859
Interval Leisure Group, Inc.	663	9,362
Intrawest Resorts Holdings, Inc. *	279	2,411
Isle of Capri Casinos, Inc. *	233	3,472
J Alexander's Holdings, Inc. *	62	639
Jack in the Box, Inc.	374	25,264
K12, Inc. *	350	4,301
Kona Grill, Inc. *	71	946
Krispy Kreme Doughnuts, Inc. *	688	11,978
La Quinta Holdings, Inc. *	733	9,360
Liberty Tax, Inc.	105	1,255
LifeLock, Inc. *	765	8,905
Marriott Vacations Worldwide Corp.	253	15,848
Monarch Casino & Resort, Inc. *	67	1,273
Morgans Hotel Group Co. *	452	673
Noodles & Co. *	96	1,070
Papa John's International, Inc.	338	19,127
Papa Murphy's Holdings, Inc. *	70	879
Penn National Gaming, Inc. *	802	12,936
Pinnacle Entertainment, Inc. *	403	4,449
Popeyes Louisiana Kitchen, Inc. *	234	12,580
Potbelly Corp. *	312	4,446
Red Robin Gourmet Burgers, Inc. *	166	10,767
Regis Corp. *	454	6,206
Ruth's Hospitality Group, Inc.	135	2,144
Scientific Games Corp., Class A *	423	4,196
SeaWorld Entertainment, Inc.	723	14,409
Shake Shack, Inc., Class A *	23	840
Sonic Corp.	550	18,903
Sotheby's	501	13,647
Speedway Motorsports, Inc.	96	1,682
Strayer Education, Inc. *	108	5,361
Texas Roadhouse, Inc.	553	22,518
The Cheesecake Factory, Inc.	414	21,118
The Habit Restaurants, Inc., Class A *	106	1,776
The Marcus Corp.	350	6,772
Universal Technical Institute, Inc.	400	1,580

18    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Vail Resorts, Inc.	284	36,818
Weight Watchers International, Inc. *	200	2,590
Zoe's Kitchen, Inc. *	37	1,387
		764,524
Diversified Financials 1.8%
Arlington Asset Investment Corp., Class A	488	6,315
Ashford, Inc. *	10	455
Associated Capital Group, Inc., Class A *	30	914
BBX Capital Corp., Class A *	88	1,357
BGC Partners, Inc., Class A	1,811	16,444
Calamos Asset Management, Inc., Class A	525	4,326
Cash America International, Inc.	192	7,096
Cohen & Steers, Inc.	135	5,301
Cowen Group, Inc., Class A *	568	1,979
Diamond Hill Investment Group, Inc.	21	3,680
Encore Capital Group, Inc. *	184	5,180
Enova International, Inc. *	261	2,299
Evercore Partners, Inc., Class A	402	20,759
EZCORP, Inc., Class A *	574	2,841
Fifth Street Asset Management, Inc.	40	143
Financial Engines, Inc.	484	15,590
First Cash Financial Services, Inc.	309	14,131
FNFV Group *	575	6,193
GAIN Capital Holdings, Inc.	177,136	1,213,382
GAMCO Investors, Inc., Class A	30	1,187
Green Dot Corp., Class A *	447	9,937
Greenhill & Co., Inc.	334	7,355
HFF, Inc., Class A	301	9,581
INTL FCStone, Inc. *	26	710
Investment Technology Group, Inc.	469	9,155
Janus Capital Group, Inc.	1,267	18,498
KCG Holdings, Inc., Class A *	683	9,357
Ladenburg Thalmann Financial Services, Inc. *	1,958	5,247
MarketAxess Holdings, Inc.	329	40,388
Marlin Business Services Corp.	80	1,183
Medley Management, Inc., Class A	121	791
Moelis & Co., Class A	51	1,434
Nelnet, Inc., Class A	172	7,209
NewStar Financial, Inc. *	255	2,453
OM Asset Management plc	80	1,074
On Deck Capital, Inc. *	115	992
Oppenheimer Holdings, Inc., Class A	71	1,085
PICO Holdings, Inc. *	58,356	579,475
Piper Jaffray Cos. *	236	9,844
PRA Group, Inc. *	445	14,765
Pzena Investment Management, Inc., Class A	326	2,954
Regional Management Corp. *	66	1,090
Resource America, Inc., Class A	210	1,327
Safeguard Scientifics, Inc. *	390	5,382
Solar Capital Ltd.	35,050	617,931
Stifel Financial Corp. *	558	18,364
The JG Wentworth Co., Class A *	65	75
Tiptree Financial, Inc., Class A	206	1,139
Virtu Financial, Inc., Class A	62	1,293
Virtus Investment Partners, Inc.	53	4,146
Security	Number of Shares	Value ($)
Westwood Holdings Group, Inc.	44	2,532
WisdomTree Investments, Inc.	1,273	13,863
World Acceptance Corp. *	106	4,599
ZAIS Group Holdings, Inc. *	131	359
		2,735,159
Energy 5.0%
Abraxas Petroleum Corp. *	646	982
Adams Resources & Energy, Inc.	80	3,220
Alon USA Energy, Inc.	391	4,105
Archrock, Inc.	687	6,767
Ardmore Shipping Corp.	54	505
Atwood Oceanics, Inc.	1,073	10,365
Basic Energy Services, Inc. *	197	630
Bill Barrett Corp. *	355	2,826
Bonanza Creek Energy, Inc. *	543	2,107
Bristow Group, Inc.	308	7,059
C&J Energy Services Ltd. *	545	790
Callon Petroleum Co. *	656	6,895
CARBO Ceramics, Inc.	192	2,851
Carrizo Oil & Gas, Inc. *	629	22,248
Clayton Williams Energy, Inc. *	50	906
Clean Energy Fuels Corp. *	428	1,224
Cloud Peak Energy, Inc. *	604	1,335
Contango Oil & Gas Co. *	98	1,233
Delek US Holdings, Inc.	657	10,440
DHT Holdings, Inc.	1,141	6,549
Dorian LPG Ltd. *	54,976	558,556
Earthstone Energy, Inc. *	75	1,036
Eclipse Resources Corp. *	258	627
Energy Fuels, Inc. *	294	691
Era Group, Inc. *	34,653	330,243
Erin Energy Corp. *	327	654
Evolution Petroleum Corp.	368	2,039
EXCO Resources, Inc. *	1,244	1,891
Exterran Corp. *	343	5,248
Fairmount Santrol Holdings, Inc. *	159	636
Forum Energy Technologies, Inc. *	922	15,434
Frontline Ltd.	169	1,393
GasLog Ltd.	429	5,495
Gastar Exploration, Inc. *	637	1,268
Geospace Technologies Corp. *	127	2,078
Golar LNG Ltd.	74,661	1,237,879
Green Plains, Inc.	352	6,371
Halcon Resources Corp. *	535	653
Hallador Energy Co.	121	565
Helix Energy Solutions Group, Inc. *	1,143	9,864
Hornbeck Offshore Services, Inc. *	271	3,182
Independence Contract Drilling, Inc. *	167	665
InterOil Corp. *	48,171	1,612,283
ION Geophysical Corp. *	99	907
Isramco, Inc. *	35	3,261
Jones Energy, Inc., Class A *	151	725
Key Energy Services, Inc. *	1,526	807
Matador Resources Co. *	829	17,865
McDermott International, Inc. *	2,022	9,180
Natural Gas Services Group, Inc. *	230	5,288
Navios Maritime Acquisition Corp.	707	1,365
Newpark Resources, Inc. *	427	1,994
Nordic American Offshore Ltd. *	196	1,115
Nordic American Tankers Ltd.	765	11,789

See financial notes    19

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
North Atlantic Drilling Ltd. *	40	151
Northern Oil & Gas, Inc. *	487	2,659
Oasis Petroleum, Inc. *	1,145	11,095
Oil States International, Inc. *	365	12,644
Pacific Ethanol, Inc. *	20	95
Panhandle Oil & Gas, Inc., Class A	112	2,116
Par Pacific Holdings, Inc. *	66	1,261
Parker Drilling Co. *	1,022	3,127
Parsley Energy, Inc., Class A *	792	18,549
PDC Energy, Inc. *	402	25,242
PHI, Inc. - Non Voting Shares *	154	3,453
Pioneer Energy Services Corp. *	565	1,757
Renewable Energy Group, Inc. *	317	3,081
REX American Resources Corp. *	133	7,231
Rex Energy Corp. *	550	555
RigNet, Inc. *	67	1,146
Ring Energy, Inc. *	107	770
RSP Permian, Inc. *	39,713	1,215,615
Sanchez Energy Corp. *	321	2,886
Scorpio Tankers, Inc.	183,424	1,148,234
SEACOR Holdings, Inc. *	17,584	1,033,412
SemGroup Corp., Class A	335	10,271
Seventy Seven Energy, Inc. *	275	52
Ship Finance International Ltd.	691	10,482
Stone Energy Corp. *	432	423
Synergy Resources Corp. *	640	4,621
Teekay Tankers Ltd., Class A	1,335	5,260
Tesco Corp.	37,350	353,331
TETRA Technologies, Inc. *	1,031	7,423
Tidewater, Inc.	355	3,110
TransAtlantic Petroleum Ltd. *	161	175
Triangle Petroleum Corp. *	903	405
Ultra Petroleum Corp. *	774	242
Unit Corp. *	178	2,253
Uranium Energy Corp. *	861	698
US Silica Holdings, Inc.	654	16,710
W&T Offshore, Inc. *	247	595
Western Refining, Inc.	817	21,863
Westmoreland Coal Co. *	151	1,077
		7,880,154
Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	358	40,096
Fairway Group Holdings Corp. *	350	75
Ingles Markets, Inc., Class A	68	2,453
Natural Grocers by Vitamin Cottage, Inc. *	79	1,055
PriceSmart, Inc.	184	15,923
Smart & Final Stores, Inc. *	10,581	168,450
SpartanNash, Co.	442	12,243
Sprouts Farmers Market, Inc. *	16,180	454,173
SUPERVALU, Inc. *	1,518	7,636
The Andersons, Inc.	191	6,400
The Chefs' Warehouse, Inc. *	99	1,908
United Natural Foods, Inc. *	467	16,658
Village Super Market, Inc., Class A	150	3,660
Weis Markets, Inc.	99	4,507
		735,237
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.4%
Alico, Inc.	40	1,156
Arcadia Biosciences, Inc. *	233	501
B&G Foods, Inc.	412	16,979
Cal-Maine Foods, Inc.	262	13,299
Calavo Growers, Inc.	64	3,659
Castle Brands, Inc. *	952	850
Coca-Cola Bottling Co. Consolidated	28	4,462
Craft Brew Alliance, Inc. *	211	1,798
Darling Ingredients, Inc. *	1,846	26,749
Dean Foods Co.	1,078	18,574
Farmer Brothers Co. *	120	3,625
Fresh Del Monte Produce, Inc.	422	18,256
Freshpet, Inc. *	70	580
Inventure Foods, Inc. *	208	1,489
J&J Snack Foods Corp.	97	9,810
John B. Sanfilippo & Son, Inc.	86	4,758
Lancaster Colony Corp.	179	20,853
Lifeway Foods, Inc. *	98	951
Limoneira Co.	88	1,574
MGP Ingredients, Inc.	87	2,299
National Beverage Corp. *	184	8,600
Omega Protein Corp. *	85	1,580
Post Holdings, Inc. *	14,828	1,065,244
Sanderson Farms, Inc.	146	13,394
Seaboard Corp. *	2	6,006
Seneca Foods Corp., Class A *	55	1,792
Snyder's-Lance, Inc.	1,627	52,015
The Boston Beer Co., Inc., Class A *	82	12,799
The Hain Celestial Group, Inc. *	17,498	732,466
Tootsie Roll Industries, Inc.	57	2,031
TreeHouse Foods, Inc. *	504	44,554
Universal Corp.	116	6,328
Vector Group Ltd.	990	21,384
		2,120,415
Health Care Equipment & Services 9.7%
AAC Holdings, Inc. *	34	700
Abaxis, Inc.	162	7,342
ABIOMED, Inc. *	7,711	749,046
Acadia Healthcare Co., Inc. *	15,543	982,162
Accuray, Inc. *	764	4,095
Aceto Corp.	352	7,895
Adeptus Health, Inc., Class A *	9,568	651,772
Air Methods Corp. *	218	8,062
Alliance HealthCare Services, Inc. *	105	755
Allscripts Healthcare Solutions, Inc. *	94,870	1,271,258
Almost Family, Inc. *	8,652	363,470
Amedisys, Inc. *	328	16,889
AMN Healthcare Services, Inc. *	28,067	996,659
Amsurg Corp. *	14,938	1,209,679
Analogic Corp.	146	11,533
AngioDynamics, Inc. *	88	1,078
Anika Therapeutics, Inc. *	42	1,918
Antares Pharma, Inc. *	419	461
AtriCure, Inc. *	367	5,835
Atrion Corp.	18	7,151
BioScrip, Inc. *	891	2,352
BioTelemetry, Inc. *	148	2,328
Cantel Medical Corp.	294	19,695

20    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Senior Living Corp. *	372	7,462
Cardiovascular Systems, Inc. *	172	2,405
Castlight Health, Inc., Class B *	117	421
Cerus Corp. *	591	3,700
Chemed Corp.	162	21,024
Civitas Solutions, Inc. *	23,382	468,575
Computer Programs & Systems, Inc.	180	9,239
CONMED Corp.	284	11,763
Connecture, Inc. *	77	178
Corindus Vascular Robotics, Inc. *	337	354
CorVel Corp. *	15,178	686,046
Cross Country Healthcare, Inc. *	34,442	428,114
Cutera, Inc. *	46	536
Cynosure, Inc., Class A *	104	5,090
Diplomat Pharmacy, Inc. *	183	5,543
Endologix, Inc. *	843	9,450
Entellus Medical, Inc. *	56	814
Exactech, Inc. *	178	4,048
ExamWorks Group, Inc. *	505	18,205
Five Star Quality Care, Inc. *	326	795
Genesis Healthcare, Inc. *	239	602
GenMark Diagnostics, Inc. *	323	1,909
Globus Medical, Inc., Class A *	29,912	748,996
Greatbatch, Inc. *	161	5,603
Haemonetics Corp. *	31,637	1,025,988
Halyard Health, Inc. *	604	17,009
HealthEquity, Inc. *	159	3,999
HealthSouth Corp.	20,617	854,781
HealthStream, Inc. *	236	5,338
Healthways, Inc. *	720	8,388
HeartWare International, Inc. *	144	4,804
Hill-Rom Holdings, Inc.	17,840	862,564
HMS Holdings Corp. *	647	10,928
ICU Medical, Inc. *	5,422	538,621
Imprivata, Inc. *	89	1,079
Inogen, Inc. *	33	1,612
Insulet Corp. *	426	14,186
Integra LifeSciences Holdings Corp. *	258	18,272
Invacare Corp.	201	2,259
InVivo Therapeutics Holdings Corp. *	83	498
iRadimed Corp. *	63	1,031
K2M Group Holdings, Inc. *	60	976
Kindred Healthcare, Inc.	814	12,015
Landauer, Inc.	74	2,571
LDR Holding Corp. *	202	5,444
LeMaitre Vascular, Inc.	134	2,222
LHC Group, Inc. *	187	7,544
LivaNova plc *	322	16,979
Magellan Health, Inc. *	249	17,545
Masimo Corp. *	377	16,343
Medidata Solutions, Inc. *	503	21,946
Meridian Bioscience, Inc.	626	11,963
Merit Medical Systems, Inc. *	608	12,312
Molina Healthcare, Inc. *	435	22,516
National HealthCare Corp.	93	5,994
National Research Corp., Class A	104	1,497
Natus Medical, Inc. *	354	11,282
Neogen Corp. *	304	14,361
Nevro Corp. *	55	3,699
Nobilis Health Corp. *	215	907
NuVasive, Inc. *	524	27,741
Nuvectra Corp. *	53	445
Security	Number of Shares	Value ($)
NxStage Medical, Inc. *	65,387	1,054,038
Omnicell, Inc. *	386	12,298
Orthofix International N.V. *	107	4,682
Owens & Minor, Inc.	676	24,600
Oxford Immunotec Global plc *	100	1,046
PharMerica Corp. *	382	9,030
Press Ganey Holdings, Inc. *	55	1,676
Quality Systems, Inc.	388	5,463
Quidel Corp. *	193	3,339
Rockwell Medical, Inc. *	418	3,866
RTI Surgical, Inc. *	213	850
SeaSpine Holdings Corp. *	86	1,283
Second Sight Medical Products, Inc. *	168	795
Select Medical Holdings Corp.	1,001	13,393
Sientra, Inc. *	57	463
STAAR Surgical Co. *	395	3,045
STERIS plc	11,097	784,225
Surgical Care Affiliates, Inc. *	79	3,820
SurModics, Inc. *	218	4,386
Tandem Diabetes Care, Inc. *	124	1,380
Team Health Holdings, Inc. *	563	23,550
The Ensign Group, Inc.	330	7,445
The Providence Service Corp. *	187	9,320
The Spectranetics Corp. *	697	11,849
TransEnterix, Inc. *	623	934
Trinity Biotech plc ADR	60,400	694,600
Triple-S Management Corp., Class B *	48	1,250
U.S. Physical Therapy, Inc.	27	1,346
Unilife Corp. *	555	305
Universal American Corp.	236	1,756
Utah Medical Products, Inc.	34	2,275
Vascular Solutions, Inc. *	225	7,864
Veracyte, Inc. *	126	731
Vocera Communications, Inc. *	237	2,778
WellCare Health Plans, Inc. *	434	39,056
West Pharmaceutical Services, Inc.	661	47,063
Wright Medical Group N.V. *	752	14,123
Zeltiq Aesthetics, Inc. *	307	9,179
		15,159,768
Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	573	9,334
HRG Group, Inc. *	657	9,461
Inter Parfums, Inc.	107	3,276
Natural Health Trends Corp.	118	4,270
Nature's Sunshine Products, Inc.	105	1,006
Nutraceutical International Corp. *	84	1,981
Oil-Dri Corp. of America	61	2,035
Revlon, Inc., Class A *	69	2,514
Synutra International, Inc. *	329	1,665
USANA Health Sciences, Inc. *	63	7,462
WD-40 Co.	99	10,128
		53,132
Insurance 1.4%
Ambac Financial Group, Inc. *	456	7,401
American Equity Investment Life Holding Co.	734	10,276
AMERISAFE, Inc.	3,461	186,479
Argo Group International Holdings Ltd.	185	10,170

See financial notes    21

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Atlas Financial Holdings, Inc. *	74	1,300
Baldwin & Lyons, Inc., Class B	70	1,711
Citizens, Inc. *	419	3,415
CNO Financial Group, Inc.	1,906	35,013
Crawford & Co., Class B	204	1,375
Donegal Group, Inc., Class A	120	1,837
eHealth, Inc. *	289	3,234
EMC Insurance Group, Inc.	96	2,540
Employers Holdings, Inc.	297	8,821
Enstar Group Ltd. *	83	13,151
FBL Financial Group, Inc., Class A	152	9,191
Federated National Holding Co.	202	3,848
Fidelity & Guaranty Life	60	1,586
First American Financial Corp.	1,006	36,236
Global Indemnity plc *	72	2,264
Greenlight Capital Re Ltd., Class A *	189	4,069
Hallmark Financial Services, Inc. *	183	2,066
HCI Group, Inc.	227	6,801
Heritage Insurance Holdings, Inc.	64	851
Horace Mann Educators Corp.	328	10,201
Independence Holding Co.	146	2,244
Infinity Property & Casualty Corp.	74	5,932
James River Group Holdings Ltd.	58	1,796
Kemper Corp.	5,533	171,302
Maiden Holdings Ltd.	617	7,546
MBIA, Inc. *	529	4,126
National General Holdings Corp.	189	3,816
National Interstate Corp.	57	1,755
National Western Life Group, Inc., Class A	9	1,950
Patriot National, Inc. *	90	749
Primerica, Inc.	27,653	1,370,483
RLI Corp.	420	26,116
Safety Insurance Group, Inc.	100	5,661
Selective Insurance Group, Inc.	571	19,819
State Auto Financial Corp.	93	1,907
State National Cos., Inc.	18,634	210,192
Stewart Information Services Corp.	81	2,820
The Navigators Group, Inc. *	89	7,352
Third Point Reinsurance Ltd. *	678	7,716
Trupanion, Inc. *	171	2,132
United Fire Group, Inc.	216	9,681
United Insurance Holdings Corp.	4	65
Universal Insurance Holdings, Inc.	238	4,191
		2,233,187
Materials 2.8%
A. Schulman, Inc.	317	8,841
AEP Industries, Inc.	26	1,602
AK Steel Holding Corp. *	1,714	8,022
American Vanguard Corp.	404	6,686
Axiall Corp.	634	14,931
Balchem Corp.	318	19,512
Berry Plastics Group, Inc. *	1,178	42,432
Boise Cascade Co. *	190	3,965
Calgon Carbon Corp.	310	5,081
Carpenter Technology Corp.	411	14,554
Century Aluminum Co. *	557	4,913
Chase Corp.	76	4,278
Chemtura Corp. *	639	17,796
Clearwater Paper Corp. *	229	13,680
Security	Number of Shares	Value ($)
Cliffs Natural Resources, Inc. *	303	1,597
Coeur Mining, Inc. *	993	8,043
Commercial Metals Co.	904	16,200
Core Molding Technologies, Inc. *	63	739
Deltic Timber Corp.	18,396	1,149,750
Ferro Corp. *	1,029	13,109
Ferroglobe plc	678	6,909
Flotek Industries, Inc. *	556	5,254
FutureFuel Corp.	348	3,912
Greif, Inc., Class A	28,889	1,002,448
H.B. Fuller Co.	407	18,201
Handy & Harman Ltd. *	99	2,716
Hawkins, Inc.	42	1,643
Haynes International, Inc.	111	4,166
Headwaters, Inc. *	564	11,286
Hecla Mining Co.	2,963	12,771
Innophos Holdings, Inc.	249	9,203
Innospec, Inc.	159	7,689
Intrepid Potash, Inc. *	155	198
Kaiser Aluminum Corp.	98	9,293
KapStone Paper & Packaging Corp.	467	7,421
KMG Chemicals, Inc.	78	1,848
Koppers Holdings, Inc. *	252	6,333
Kraton Performance Polymers, Inc. *	595	13,512
Kronos Worldwide, Inc.	152	1,011
Louisiana-Pacific Corp. *	1,309	22,253
LSB Industries, Inc. *	253	3,329
Materion Corp.	153	4,435
Minerals Technologies, Inc.	278	16,652
Neenah Paper, Inc.	178	11,586
Olin Corp.	1,651	35,975
Olympic Steel, Inc.	76	1,719
OMNOVA Solutions, Inc. *	151	1,080
P.H. Glatfelter Co.	505	11,580
PolyOne Corp.	938	33,749
Quaker Chemical Corp.	100	8,906
Rayonier Advanced Materials, Inc.	90	923
Real Industry, Inc. *	110	972
Rentech, Inc. *	265	920
Ryerson Holding Corp. *	157	1,394
Schnitzer Steel Industries, Inc., Class A	485	10,001
Schweitzer-Mauduit International, Inc.	284	9,767
Sensient Technologies Corp.	24,118	1,621,935
Solazyme, Inc. *	781	1,828
Stepan Co.	87	5,332
Stillwater Mining Co. *	807	9,845
Summit Materials, Inc., Class A *	360	7,524
SunCoke Energy, Inc.	828	6,152
TimkenSteel Corp.	105	1,338
Trecora Resources *	384	4,397
Tredegar Corp.	361	5,762
Trinseo S.A. *	52	2,225
Tronox Ltd., Class A	768	5,591
United States Lime & Minerals, Inc.	34	1,821
US Concrete, Inc. *	109	6,732
Valhi, Inc.	221	435
Worthington Industries, Inc.	417	15,742
		4,353,445

22    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 1.8%
AMC Entertainment Holdings, Inc., Class A	133	3,748
Carmike Cinemas, Inc. *	244	7,318
Central European Media Enterprises Ltd., Class A *	775	2,062
Crown Media Holdings, Inc., Class A *	678	3,437
Cumulus Media, Inc., Class A *	1,288	479
Daily Journal Corp. *	23	4,517
DreamWorks Animation SKG, Inc., Class A *	563	22,475
Entercom Communications Corp., Class A *	610	6,917
Eros International plc *	135	1,806
Global Eagle Entertainment, Inc. *	224	1,794
Gray Television, Inc. *	26,028	334,460
Hemisphere Media Group, Inc. *	122	1,459
IMAX Corp. *	554	17,728
Loral Space & Communications, Inc. *	92	3,375
MDC Partners, Inc., Class A	494	9,999
Media General, Inc. *	1,039	18,006
Meredith Corp.	257	13,187
National CineMedia, Inc.	32,722	464,652
New Media Investment Group, Inc.	78,366	1,257,774
Nexstar Broadcasting Group, Inc., Class A	314	16,118
Reading International, Inc., Class A *	278	3,606
Saga Communications, Inc., Class A	146	6,139
Scholastic Corp.	266	9,677
Sinclair Broadcast Group, Inc., Class A	16,125	517,129
Sizmek, Inc. *	490	1,299
The E.W. Scripps Co., Class A *	662	10,049
The New York Times Co., Class A	1,215	15,576
Time, Inc.	1,116	16,405
Townsquare Media, Inc., Class A *	107	1,138
Tribune Publishing Co.	88	997
World Wrestling Entertainment, Inc., Class A	152	2,529
		2,775,855
Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Abeona Therapeutics, Inc. *	227	617
ACADIA Pharmaceuticals, Inc. *	856	27,649
Accelerate Diagnostics, Inc. *	200	2,510
Acceleron Pharma, Inc. *	145	4,343
Achillion Pharmaceuticals, Inc. *	1,336	11,423
Acorda Therapeutics, Inc. *	504	13,028
Adamas Pharmaceuticals, Inc. *	54	912
Aduro Biotech, Inc. *	40	518
Advaxis, Inc. *	71	550
Aegerion Pharmaceuticals, Inc. *	451	1,285
Aerie Pharmaceuticals, Inc. *	85	1,348
Affimed N.V. *	109	441
Agenus, Inc. *	449	1,580
Agile Therapeutics, Inc. *	161	932
Akebia Therapeutics, Inc. *	66	620
Akorn, Inc. *	5,166	131,475
Albany Molecular Research, Inc. *	47,718	718,156
Alder Biopharmaceuticals, Inc. *	97	2,575
Alimera Sciences, Inc. *	304	675
Security	Number of Shares	Value ($)
AMAG Pharmaceuticals, Inc. *	279	7,399
Amicus Therapeutics, Inc. *	1,196	8,934
Amphastar Pharmaceuticals, Inc. *	254	3,124
Anacor Pharmaceuticals, Inc. *	306	19,198
ANI Pharmaceuticals, Inc. *	59	2,683
Anthera Pharmaceuticals, Inc. *	171	633
Applied Genetic Technologies Corp. *	57	895
Aralez Pharmaceuticals, Inc. *	383	1,498
Aratana Therapeutics, Inc. *	208	1,250
Ardelyx, Inc. *	91	729
Arena Pharmaceuticals, Inc. *	2,410	4,145
ARIAD Pharmaceuticals, Inc. *	1,930	13,857
Array BioPharma, Inc. *	968	3,088
Arrowhead Pharmaceuticals, Inc. *	1,262	7,307
Assembly Biosciences, Inc. *	87	522
Asterias Biotherapeutics, Inc. *	325	1,394
Atara Biotherapeutics, Inc. *	169	3,044
aTyr Pharma, Inc. *	66	235
Avalanche Biotechnologies, Inc. *	284	1,602
Bellicum Pharmaceuticals, Inc. *	65	659
BioCryst Pharmaceuticals, Inc. *	486	1,584
BioDelivery Sciences International, Inc. *	473	1,599
BioSpecifics Technologies Corp. *	132	4,694
BioTime, Inc. *	43	126
Blueprint Medicines Corp. *	52	789
Calithera Biosciences, Inc. *	175	933
Cambrex Corp. *	287	13,845
Cara Therapeutics, Inc. *	341	2,080
Carbylan Therapeutics, Inc. *	203	149
Catalent, Inc. *	799	23,594
Catalyst Pharmaceuticals, Inc. *	350	238
Celldex Therapeutics, Inc. *	1,435	5,740
Cellular Biomedicine Group, Inc. *	40	691
Cempra, Inc. *	186	3,149
Cepheid *	620	17,695
Charles River Laboratories International, Inc. *	16,020	1,269,905
ChemoCentryx, Inc. *	35	84
Chimerix, Inc. *	746	4,461
Cidara Therapeutics, Inc. *	101	1,351
Clovis Oncology, Inc. *	235	3,269
Coherus Biosciences, Inc. *	53	998
Collegium Pharmaceutical, Inc. *	77	1,468
Concert Pharmaceuticals, Inc. *	89	1,241
Corcept Therapeutics, Inc. *	907	4,326
Corium International, Inc. *	104	466
CorMedix, Inc. *	298	1,246
CTI BioPharma, Corp. *	1,000	504
Curis, Inc. *	479	958
Cytokinetics, Inc. *	303	2,466
CytRx Corp. *	506	1,650
Depomed, Inc. *	745	12,948
Dermira, Inc. *	88	2,225
Dicerna Pharmaceuticals, Inc. *	3	14
Durect Corp. *	581	779
Dynavax Technologies Corp. *	416	6,827
Eagle Pharmaceuticals, Inc. *	7,577	286,865
Emergent BioSolutions, Inc. *	278	10,709
Enanta Pharmaceuticals, Inc. *	193	5,636
Endocyte, Inc. *	91	355
Epizyme, Inc. *	317	3,303

See financial notes    23

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Esperion Therapeutics, Inc. *	54	885
Exact Sciences Corp. *	1,054	7,399
Exelixis, Inc. *	2,297	10,589
Fibrocell Science, Inc. *	127	351
FibroGen, Inc. *	207	3,726
Five Prime Therapeutics, Inc. *	157	7,472
Flex Pharma, Inc. *	73	800
Flexion Therapeutics, Inc. *	69	718
Fluidigm Corp. *	437	4,186
Foamix Pharmaceuticals Ltd. *	123	776
Foundation Medicine, Inc. *	105	1,675
Galena Biopharma, Inc. *	1,426	1,968
Genocea Biosciences, Inc. *	112	493
Genomic Health, Inc. *	284	7,463
Geron Corp. *	1,639	4,835
Halozyme Therapeutics, Inc. *	1,275	13,451
Harvard Bioscience, Inc. *	268	796
Heron Therapeutics, Inc. *	194	4,159
Heska Corp. *	49	1,499
Horizon Pharma plc *	45,434	698,321
ICON plc *	10,025	677,489
Idera Pharmaceuticals, Inc. *	589	978
Ignyta, Inc. *	87	602
Immune Design, Corp. *	60	818
ImmunoGen, Inc. *	1,141	7,816
Immunomedics, Inc. *	1,236	4,388
Impax Laboratories, Inc. *	640	21,344
INC Research Holdings, Inc., Class A *	36	1,733
Infinity Pharmaceuticals, Inc. *	656	3,805
Innoviva, Inc.	857	10,575
Inovio Pharmaceuticals, Inc. *	850	8,908
Insmed, Inc. *	477	5,796
Insys Therapeutics, Inc. *	277	4,014
Intersect ENT, Inc. *	206	4,130
Intra-Cellular Therapies, Inc. *	139	4,770
Invitae Corp. *	96	916
Ironwood Pharmaceuticals, Inc. *	1,556	16,260
Karyopharm Therapeutics, Inc. *	111	1,032
Keryx Biopharmaceuticals, Inc. *	1,269	6,903
Kite Pharma, Inc. *	228	10,552
La Jolla Pharmaceutical Co. *	64	1,185
Lannett Co., Inc. *	294	5,639
Lexicon Pharmaceuticals, Inc. *	791	10,924
Ligand Pharmaceuticals, Inc. *	171	20,669
Lion Biotechnologies, Inc. *	150	850
Loxo Oncology, Inc. *	107	2,466
Luminex Corp. *	334	6,713
MacroGenics, Inc. *	170	3,495
MannKind Corp. *	2,185	2,950
Medgenics, Inc. *	226	1,078
Merrimack Pharmaceuticals, Inc. *	1,596	11,300
MiMedx Group, Inc. *	1,098	8,268
Mirati Therapeutics, Inc. *	77	1,595
Momenta Pharmaceuticals, Inc. *	806	7,665
Myriad Genetics, Inc. *	758	27,288
NanoString Technologies, Inc. *	94	1,496
Navidea Biopharmaceuticals, Inc. *	766	1,057
Nektar Therapeutics *	1,299	20,368
NeoGenomics, Inc. *	513	4,176
Neurocrine Biosciences, Inc. *	862	39,290
NewLink Genetics Corp. *	187	3,031
Northwest Biotherapeutics, Inc. *	454	636
Security	Number of Shares	Value ($)
Novavax, Inc. *	2,608	13,666
Ocular Therapeutix, Inc. *	66	810
Omeros Corp. *	92,641	1,227,493
Oncocyte Corp. *	2	10
OncoMed Pharmaceuticals, Inc. *	102	1,265
Oncothyreon, Inc. *	612	796
Ophthotech Corp. *	169	7,899
Orexigen Therapeutics, Inc. *	1,156	517
Organovo Holdings, Inc. *	547	1,488
Osiris Therapeutics, Inc. *	165	926
Otonomy, Inc. *	64	913
OvaScience, Inc. *	118	989
Pacific Biosciences of California, Inc. *	635	6,128
Pacira Pharmaceuticals, Inc. *	12,578	680,596
Paratek Pharmaceuticals, Inc. *	55	749
PAREXEL International Corp. *	572	34,949
PDL BioPharma, Inc.	437	1,647
Peregrine Pharmaceuticals, Inc. *	2,024	717
Pernix Therapeutics Holdings, Inc. *	319	239
Pfenex, Inc. *	76	620
Phibro Animal Health Corp., Class A	26,975	559,461
Portola Pharmaceuticals, Inc. *	342	8,126
PRA Health Sciences, Inc. *	14,233	675,356
Prestige Brands Holdings, Inc. *	553	31,399
Progenics Pharmaceuticals, Inc. *	751	3,988
Proteon Therapeutics, Inc. *	89	869
Prothena Corp. plc *	221	9,545
PTC Therapeutics, Inc. *	208	1,543
Radius Health, Inc. *	190	6,764
Raptor Pharmaceutical Corp. *	660	3,241
Regulus Therapeutics, Inc. *	229	1,337
Relypsa, Inc. *	406	7,349
Repligen Corp. *	149	3,969
Retrophin, Inc. *	299	4,120
Revance Therapeutics, Inc. *	57	1,048
Rigel Pharmaceuticals, Inc. *	997	2,821
Sage Therapeutics, Inc. *	91	3,430
Sagent Pharmaceuticals, Inc. *	307	3,573
Sangamo BioSciences, Inc. *	1,259	7,932
Sarepta Therapeutics, Inc. *	593	8,415
SciClone Pharmaceuticals, Inc. *	793	10,468
Sequenom, Inc. *	797	1,020
Sorrento Therapeutics, Inc. *	86	590
Spark Therapeutics, Inc. *	22	790
Spectrum Pharmaceuticals, Inc. *	126	893
Stemline Therapeutics, Inc. *	66	363
Sucampo Pharmaceuticals, Inc., Class A *	375	4,042
Supernus Pharmaceuticals, Inc. *	362	6,212
Synergy Pharmaceuticals, Inc. *	849	2,666
Synta Pharmaceuticals Corp. *	932	373
T2 Biosystems, Inc. *	43	394
Teligent, Inc. *	309	1,706
TESARO, Inc. *	176	7,293
Tetraphase Pharmaceuticals, Inc. *	458	2,565
TG Therapeutics, Inc. *	269	2,451
The Medicines Co. *	14,607	519,863
TherapeuticsMD, Inc. *	1,305	10,766
Theravance Biopharma, Inc. *	214	4,440
Threshold Pharmaceuticals, Inc. *	1,100	484
Tobira Therapeutics, Inc. *	77	606
Tokai Pharmaceuticals, Inc. *	98	718

24    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Trevena, Inc. *	221	1,722
Trovagene, Inc. *	140	563
Ultragenyx Pharmaceutical, Inc. *	267	18,055
Vanda Pharmaceuticals, Inc. *	60,366	537,257
Verastem, Inc. *	132	218
Versartis, Inc. *	63	571
Vitae Pharmaceuticals, Inc. *	183	1,316
Vital Therapies, Inc. *	63	540
VIVUS, Inc. *	1,152	1,901
XBiotech, Inc. *	72	918
Xencor, Inc. *	161	1,972
XenoPort, Inc. *	356	1,566
XOMA Corp. *	1,300	1,064
Zafgen, Inc. *	259	1,650
ZIOPHARM Oncology, Inc. *	1,146	9,008
Zogenix, Inc. *	73	748
		8,934,798
Real Estate 4.1%
Acadia Realty Trust	704	23,725
Agree Realty Corp.	205	7,950
Alexander & Baldwin, Inc.	485	18,546
Alexander's, Inc.	13	4,975
Altisource Asset Management Corp. *	14	235
Altisource Portfolio Solutions S.A. *	138	4,318
Altisource Residential Corp.	391	4,543
American Assets Trust, Inc.	397	15,749
American Capital Mortgage Investment Corp.	555	8,231
Anworth Mortgage Asset Corp.	2,026	9,563
Apollo Commercial Real Estate Finance, Inc.	487	7,758
Apollo Residential Mortgage, Inc.	655	8,882
ARMOUR Residential REIT, Inc.	542	11,534
Ashford Hospitality Prime, Inc.	39	436
Ashford Hospitality Trust, Inc.	971	5,428
AV Homes, Inc. *	49	564
Capstead Mortgage Corp.	566	5,502
CareTrust REIT, Inc.	222	2,824
CatchMark Timber Trust, Inc., Class A	121	1,284
Cedar Realty Trust, Inc.	977	6,761
Chatham Lodging Trust	257	5,477
Chesapeake Lodging Trust	553	13,620
City Office REIT, Inc.	39,781	446,741
Colony Capital, Inc., Class A	1,049	18,546
Colony Starwood Homes	276	6,726
Consolidated-Tomoka Land Co.	43	2,120
CoreSite Realty Corp.	184	13,787
Corporate Office Properties Trust	27,410	703,889
Cousins Properties, Inc.	1,917	19,841
CubeSmart	1,531	45,333
CyrusOne, Inc.	665	29,346
CYS Investments, Inc.	1,885	15,287
DCT Industrial Trust, Inc.	931	37,584
DiamondRock Hospitality Co.	67,926	605,221
DuPont Fabros Technology, Inc.	673	26,799
Dynex Capital, Inc.	400	2,600
Easterly Government Properties, Inc.	91	1,679
EastGroup Properties, Inc.	304	18,164
Education Realty Trust, Inc.	23,324	927,595
EPR Properties	511	33,665
Security	Number of Shares	Value ($)
Equity One, Inc.	726	20,546
FelCor Lodging Trust, Inc.	1,360	9,738
First Industrial Realty Trust, Inc.	1,132	25,968
First Potomac Realty Trust	864	7,266
Forestar Group, Inc. *	606	8,181
Franklin Street Properties Corp.	580	6,160
FRP Holdings, Inc. *	34	1,240
Government Properties Income Trust	905	17,123
Gramercy Property Trust	3,090	26,172
Great Ajax Corp.	104	1,416
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	202	3,919
Hatteras Financial Corp.	792	12,585
Healthcare Realty Trust, Inc.	940	28,463
Hersha Hospitality Trust	539	10,397
Highwoods Properties, Inc.	951	44,440
Hudson Pacific Properties, Inc.	826	24,160
Independence Realty Trust, Inc.	198	1,420
InfraREIT, Inc. *	91	1,509
Invesco Mortgage Capital, Inc.	1,302	16,731
Investors Real Estate Trust	593	3,570
iStar, Inc. *	1,093	10,711
Kennedy-Wilson Holdings, Inc.	834	18,023
Kite Realty Group Trust	932	25,378
Ladder Capital Corp.	139	1,655
LaSalle Hotel Properties	1,212	28,967
Lexington Realty Trust	1,679	14,742
LTC Properties, Inc.	231	10,716
Mack-Cali Realty Corp.	847	21,649
Marcus & Millichap, Inc. *	31	777
Medical Properties Trust, Inc.	1,725	22,960
Monmouth Real Estate Investment Corp.	752	8,648
Monogram Residential Trust, Inc.	1,010	10,231
National Health Investors, Inc.	318	21,653
National Storage Affiliates Trust	168	3,279
New Residential Investment Corp.	1,678	20,304
New Senior Investment Group, Inc.	74,329	802,753
New York Mortgage Trust, Inc.	794	4,129
New York REIT, Inc.	1,141	11,216
NexPoint Residential Trust, Inc.	291	4,091
One Liberty Properties, Inc.	123	2,881
Orchid Island Capital, Inc.	512	4,956
Parkway Properties, Inc.	754	12,403
Pebblebrook Hotel Trust	760	21,006
Pennsylvania Real Estate Investment Trust	546	12,525
PennyMac Mortgage Investment Trust	319	4,335
Physicians Realty Trust	826	14,975
Potlatch Corp.	389	13,701
Preferred Apartment Communities, Inc., Class A	7	86
PS Business Parks, Inc.	150	14,364
QTS Realty Trust, Inc., Class A	371	17,964
RAIT Financial Trust	1,290	3,922
Ramco-Gershenson Properties Trust	919	16,275
RE/MAX Holdings, Inc., Class A	41	1,509
Redwood Trust, Inc.	597	7,737
Resource Capital Corp.	525	6,237
Retail Opportunity Investments Corp.	1,131	22,247
Rexford Industrial Realty, Inc.	761	14,284
RLJ Lodging Trust	1,194	25,158

See financial notes    25

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rouse Properties, Inc.	563	10,399
Ryman Hospitality Properties, Inc.	360	18,551
Sabra Health Care REIT, Inc.	485	10,229
Saul Centers, Inc.	143	7,605
Select Income REIT	454	10,510
Silver Bay Realty Trust Corp.	632	9,227
Sovran Self Storage, Inc.	326	34,628
STAG Industrial, Inc.	679	13,553
STORE Capital Corp.	403	10,345
Summit Hotel Properties, Inc.	123,797	1,411,286
Sun Communities, Inc.	430	29,184
Sunstone Hotel Investors, Inc.	2,160	27,670
Tejon Ranch Co. *	287	6,463
Terreno Realty Corp.	337	7,673
The Geo Group, Inc.	811	25,976
The RMR Group, Inc., Class A	13	324
The St. Joe Co. *	625	10,531
United Development Funding IV (d)(e)	84	215
Universal Health Realty Income Trust	106	5,788
Urban Edge Properties	647	16,783
Urstadt Biddle Properties, Inc., Class A	224	4,605
Washington Real Estate Investment Trust	487	13,962
Western Asset Mortgage Capital Corp.	535	5,334
Xenia Hotels & Resorts, Inc.	764	11,750
		6,354,870
Retailing 4.0%
Abercrombie & Fitch Co., Class A	648	17,321
America's Car-Mart, Inc. *	38	1,010
American Eagle Outfitters, Inc.	1,835	26,259
Asbury Automotive Group, Inc. *	265	16,064
Ascena Retail Group, Inc. *	97,456	858,587
Barnes & Noble Education, Inc. *	233	2,181
Barnes & Noble, Inc.	369	4,336
bebe stores, Inc.	766	431
Big 5 Sporting Goods Corp.	100	1,209
Big Lots, Inc.	445	20,408
Boot Barn Holdings, Inc. *	47	385
Build-A-Bear Workshop, Inc. *	61	803
Burlington Stores, Inc. *	16,123	918,527
Caleres, Inc.	203	5,118
Chico's FAS, Inc.	1,236	15,586
Christopher & Banks Corp. *	284	738
Citi Trends, Inc.	57	1,024
Conn's, Inc. *	257	3,531
Core-Mark Holding Co., Inc.	210	17,149
Destination XL Group, Inc. *	286	1,536
DSW, Inc., Class A	26,880	660,442
Etsy, Inc. *	101	887
EVINE Live, Inc. *	338	521
Express, Inc. *	689	12,526
Fenix Parts, Inc. *	66	333
Five Below, Inc. *	581	24,228
Francesca's Holdings Corp. *	635	10,541
Fred's, Inc., Class A	80,860	1,186,216
FTD Cos., Inc. *	208	5,784
Genesco, Inc. *	257	17,779
Group 1 Automotive, Inc.	214	14,090
Guess?, Inc.	518	9,505
Haverty Furniture Cos., Inc.	81	1,512
Security	Number of Shares	Value ($)
Hibbett Sports, Inc. *	194	7,003
HSN, Inc.	301	15,962
Kirkland's, Inc.	300	4,926
Lands' End, Inc. *	107	2,603
Liberty TripAdvisor Holdings, Inc., Class A *	695	15,332
Lithia Motors, Inc., Class A	219	18,181
Lumber Liquidators Holdings, Inc. *	272	4,056
MarineMax, Inc. *	149	2,832
Mattress Firm Holding Corp. *	92	3,590
Monro Muffler Brake, Inc.	307	21,251
Murphy USA, Inc. *	8,718	500,588
Nutrisystem, Inc.	331	7,289
Outerwall, Inc.	185	7,642
Overstock.com, Inc. *	183	2,670
Party City Holdco, Inc. *	69	989
Pier 1 Imports, Inc.	796	5,484
Pool Corp.	384	33,565
Rent-A-Center, Inc.	504	7,409
Restoration Hardware Holdings, Inc. *	274	11,856
Select Comfort Corp. *	569	14,043
Shoe Carnival, Inc.	70	1,794
Shutterfly, Inc. *	412	18,944
Sonic Automotive, Inc., Class A	510	9,568
Sportsman's Warehouse Holdings, Inc. *	124	1,411
Stage Stores, Inc.	61,250	450,800
Stein Mart, Inc.	490	3,548
Tailored Brands, Inc.	579	10,086
The Buckle, Inc.	280	8,103
The Cato Corp., Class A	30,946	1,132,314
The Children's Place, Inc.	180	14,024
The Container Store Group, Inc. *	102	724
The Finish Line, Inc., Class A	653	12,897
Tile Shop Holdings, Inc. *	190	3,390
Tilly's, Inc., Class A *	39	245
Tuesday Morning Corp. *	871	7,560
Vitamin Shoppe, Inc. *	264	7,226
VOXX International Corp. *	301	1,351
Wayfair, Inc., Class A *	51	1,925
West Marine, Inc. *	151	1,513
Weyco Group, Inc.	68	1,907
Winmark Corp.	26	2,475
Zumiez, Inc. *	104	1,745
		6,237,388
Semiconductors & Semiconductor Equipment 1.2%
Advanced Energy Industries, Inc. *	476	15,399
Advanced Micro Devices, Inc. *	3,892	13,817
Alpha & Omega Semiconductor Ltd. *	236	3,066
Ambarella, Inc. *	241	9,905
Amkor Technology, Inc. *	1,019	5,818
Applied Micro Circuits Corp. *	643	4,012
Axcelis Technologies, Inc. *	1,509	4,316
Brooks Automation, Inc.	169	1,599
Cabot Microelectronics Corp.	230	9,635
Cascade Microtech, Inc. *	91	1,903
Cavium, Inc. *	527	26,018
CEVA, Inc. *	286	6,595
Cirrus Logic, Inc. *	717	25,884
Cypress Semiconductor Corp.	79,837	720,928

26    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diodes, Inc. *	365	6,796
DSP Group, Inc. *	82	779
Entegris, Inc. *	1,156	15,363
Exar Corp. *	382	2,330
Fairchild Semiconductor International, Inc. *	1,286	25,720
FormFactor, Inc. *	826	6,360
Inphi Corp. *	440	13,055
Integrated Device Technology, Inc. *	1,416	27,300
Intersil Corp., Class A	1,086	12,695
Kopin Corp. *	1,298	2,155
Lattice Semiconductor Corp. *	821	4,573
M/A-COM Technology Solutions Holdings, Inc. *	107	4,375
Mattson Technology, Inc. *	426	1,555
MaxLinear, Inc., Class A *	584	9,782
Microsemi Corp. *	21,112	713,374
MKS Instruments, Inc.	463	16,603
Monolithic Power Systems, Inc.	349	21,785
Nanometrics, Inc. *	425	7,590
NeoPhotonics Corp. *	154	1,846
NVE Corp.	36	2,066
PDF Solutions, Inc. *	270	3,632
Photronics, Inc. *	598	6,327
Power Integrations, Inc.	321	15,488
Rambus, Inc. *	1,071	12,445
Rudolph Technologies, Inc. *	679	9,418
Semtech Corp. *	581	12,573
Sigma Designs, Inc. *	117	741
Silicon Laboratories, Inc. *	261	12,215
Synaptics, Inc. *	260	18,603
Tessera Technologies, Inc.	650	18,668
Ultra Clean Holdings, Inc. *	244	1,388
Ultratech, Inc. *	370	8,025
Veeco Instruments, Inc. *	397	7,309
Xcerra Corp. *	528	3,115
		1,874,944
Software & Services 11.6%
A10 Networks, Inc. *	548	3,272
ACI Worldwide, Inc. *	942	18,831
Actua Corp. *	85,013	805,923
Acxiom Corp. *	710	15,599
Amber Road, Inc. *	204	1,002
American Software, Inc., Class A	406	3,711
Angie's List, Inc. *	399	3,491
Apigee Corp. *	126	1,222
Aspen Technology, Inc. *	738	28,066
AVG Technologies N.V. *	417	8,257
Bankrate, Inc. *	531	4,853
Barracuda Networks, Inc. *	64	1,128
Bazaarvoice, Inc. *	700	2,345
Benefitfocus, Inc. *	40	1,516
Blackbaud, Inc.	445	27,488
Blackhawk Network Holdings, Inc. *	350	11,245
Blucora, Inc. *	369	2,956
Bottomline Technologies de, Inc. *	508	12,476
Box, Inc., Class A *	309	3,995
Brightcove, Inc. *	325	1,966
BroadSoft, Inc. *	281	11,005
CACI International, Inc., Class A *	246	23,653
Security	Number of Shares	Value ($)
Callidus Software, Inc. *	50,899	931,452
Cardtronics, Inc. *	23,477	925,463
Care.com, Inc. *	115	856
Cass Information Systems, Inc.	37	1,830
ChannelAdvisor Corp. *	195	2,430
Ciber, Inc. *	1,217	2,823
Cimpress N.V. *	301	26,449
Code Rebel Corp. *	46	130
CommVault Systems, Inc. *	474	20,747
comScore, Inc. *	427	13,075
Convergys Corp.	1,078	28,567
Cornerstone OnDemand, Inc. *	513	17,622
Criteo S.A. ADR *	30,422	1,268,293
CSG Systems International, Inc.	393	17,441
Cvent, Inc. *	139	4,914
Datalink Corp. *	156	1,253
Demandware, Inc. *	357	16,451
Digimarc Corp. *	61	1,821
Digital Turbine, Inc. *	435	374
EarthLink Holdings Corp.	954	5,543
Ebix, Inc.	202	9,720
Ellie Mae, Inc. *	273	22,823
Endurance International Group Holdings, Inc. *	263	2,817
EnerNOC, Inc. *	145	989
Envestnet, Inc. *	417	13,085
EPAM Systems, Inc. *	397	28,953
Epiq Systems, Inc.	423	6,248
Euronet Worldwide, Inc. *	460	35,466
Everi Holdings, Inc. *	597	1,003
EVERTEC, Inc.	473	6,371
Everyday Health, Inc. *	96	557
ExlService Holdings, Inc. *	339	16,404
Fair Isaac Corp.	286	30,519
Five9, Inc. *	264	2,442
Fleetmatics Group plc *	19,496	706,730
Forrester Research, Inc.	34,709	1,166,917
Gigamon, Inc. *	26,355	858,909
Globant S.A. *	47	1,668
Glu Mobile, Inc. *	236	630
Gogo, Inc. *	606	6,418
GrubHub, Inc. *	856	22,444
GTT Communications, Inc. *	179	2,860
Guidance Software, Inc. *	162	826
Guidewire Software, Inc. *	525	29,909
Hortonworks, Inc. *	269	3,112
HubSpot, Inc. *	7,668	339,616
Imperva, Inc. *	182	8,459
inContact, Inc. *	292,912	2,727,011
Infoblox, Inc. *	642	10,741
Interactive Intelligence Group, Inc. *	204	7,583
Internap Corp. *	720	1,642
Intralinks Holdings, Inc. *	665	5,925
j2 Global, Inc.	13,472	855,741
Jive Software, Inc. *	257	1,046
Limelight Networks, Inc. *	612	1,071
Liquidity Services, Inc. *	38	212
LivePerson, Inc. *	533	3,225
LogMeIn, Inc. *	16,596	990,781
Luxoft Holding, Inc. *	175	10,117
Manhattan Associates, Inc. *	619	37,474
ManTech International Corp., Class A	120	4,056

See financial notes    27

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Marchex, Inc., Class B	207	880
Marin Software, Inc. *	241	617
Marketo, Inc. *	266	5,849
MAXIMUS, Inc.	17,311	915,752
MaxPoint Interactive, Inc. *	43	345
Mentor Graphics Corp.	965	19,261
MicroStrategy, Inc., Class A *	91	16,318
MobileIron, Inc. *	159	609
Model N, Inc. *	157	1,677
ModusLink Global Solutions, Inc. *	891	1,301
MoneyGram International, Inc. *	348	2,140
Monotype Imaging Holdings, Inc.	438	9,649
Monster Worldwide, Inc. *	705	2,256
NeuStar, Inc., Class A *	383	8,997
New Relic, Inc. *	43	1,109
NIC, Inc.	599	10,608
OPOWER, Inc. *	124	980
Park City Group, Inc. *	110	1,045
Paycom Software, Inc. *	128	4,891
Paylocity Holding Corp. *	41	1,569
Pegasystems, Inc.	464	12,245
Perficient, Inc. *	203	4,239
PFSweb, Inc. *	137	1,932
Progress Software Corp. *	307	7,835
Proofpoint, Inc. *	11,759	685,079
PROS Holdings, Inc. *	404	4,751
Q2 Holdings, Inc. *	116	2,774
QAD, Inc., Class A	148	2,902
Qlik Technologies, Inc. *	965	29,712
Qualys, Inc. *	152	3,827
QuinStreet, Inc. *	551	1,939
Quotient Technology, Inc. *	219	2,545
RealNetworks, Inc. *	144	657
RealPage, Inc. *	505	11,105
Reis, Inc.	91	2,290
RetailMeNot, Inc. *	473	3,987
RingCentral, Inc., Class A *	27,315	521,170
Rovi Corp. *	743	13,092
Sapiens International Corp. N.V.	293	3,452
Science Applications International Corp.	385	20,440
SciQuest, Inc. *	370	5,113
ServiceSource International, Inc. *	546	2,200
Shutterstock, Inc. *	143	5,866
Silver Spring Networks, Inc. *	299	4,201
SPS Commerce, Inc. *	166	8,454
Stamps.com, Inc. *	148	12,189
Sykes Enterprises, Inc. *	209	6,092
Synchronoss Technologies, Inc. *	298	9,259
Syntel, Inc. *	343	14,588
Take-Two Interactive Software, Inc. *	895	30,591
Tangoe, Inc. *	530	4,675
TeleTech Holdings, Inc.	251	6,975
Textura, Corp. *	171	4,513
The Hackett Group, Inc.	327	4,866
The Rubicon Project, Inc. *	103,976	2,014,015
TiVo, Inc. *	1,084	10,818
Travelport Worldwide Ltd.	904	12,611
Travelzoo, Inc. *	203	1,549
TrueCar, Inc. *	240	1,642
TubeMogul, Inc. *	94	1,218
Tyler Technologies, Inc. *	270	39,531
Security	Number of Shares	Value ($)
Unisys Corp. *	452	3,485
United Online, Inc. *	94	1,018
Varonis Systems, Inc. *	61	1,168
VASCO Data Security International, Inc. *	450	7,798
Verint Systems, Inc. *	551	18,646
VirnetX Holding Corp. *	369	1,657
Virtusa Corp. *	14,956	531,536
Web.com Group, Inc. *	553	11,054
WebMD Health Corp. *	11,510	722,137
Wix.com Ltd. *	132	3,263
Workiva, Inc. *	103	1,227
XO Group, Inc. *	322	5,686
Xura, Inc. *	58	1,299
Zendesk, Inc. *	452	10,215
Zix Corp. *	276	1,029
		18,128,064
Technology Hardware & Equipment 5.6%
ADTRAN, Inc.	723	13,968
Aerohive Networks, Inc. *	194	1,125
Agilysys, Inc. *	60	641
Anixter International, Inc. *	145	9,034
Applied Optoelectronics, Inc. *	218	2,442
Avid Technology, Inc. *	246	1,373
AVX Corp.	271	3,583
Badger Meter, Inc.	136	9,701
Bel Fuse, Inc., Class B	120	1,999
Belden, Inc.	32,957	2,080,905
Benchmark Electronics, Inc. *	697	13,536
Black Box Corp.	68	994
CalAmp Corp. *	504	7,545
Checkpoint Systems, Inc. *	312	3,157
Ciena Corp. *	1,201	20,213
Clearfield, Inc. *	106	1,967
Coherent, Inc. *	9,004	840,974
Comtech Telecommunications Corp.	298	7,212
Cray, Inc. *	348	13,179
CTS Corp.	37,264	617,464
Diebold, Inc.	38,610	1,014,285
Digi International, Inc. *	149	1,575
DTS, Inc. *	286	6,241
Eastman Kodak Co. *	83	981
Electro Rent Corp.	245	2,452
Electronics For Imaging, Inc. *	19,962	795,286
EMCORE Corp. *	102	581
ePlus, Inc. *	28	2,251
Extreme Networks, Inc. *	1,418	4,977
Fabrinet *	398	12,724
FARO Technologies, Inc. *	117	3,398
FEI Co.	318	28,308
Finisar Corp. *	1,090	17,941
GSI Group, Inc. *	370	5,384
Harmonic, Inc. *	590	2,041
II-VI, Inc. *	642	13,399
Imation Corp. *	340	534
Immersion Corp. *	265	1,937
Infinera Corp. *	1,368	16,266
Insight Enterprises, Inc. *	288	7,116
InterDigital, Inc.	404	23,020
InvenSense, Inc. *	918	7,050

28    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Itron, Inc. *	319	13,117
Ixia *	521	5,273
Kimball Electronics, Inc. *	123	1,346
Knowles Corp. *	640	8,557
KVH Industries, Inc. *	129	1,259
Littelfuse, Inc.	217	25,276
Mesa Laboratories, Inc.	31	3,124
Methode Electronics, Inc.	309	9,187
MTS Systems Corp.	124	6,971
Multi-Fineline Electronix, Inc. *	162	3,726
NETGEAR, Inc. *	420	17,808
NetScout Systems, Inc. *	829	18,454
Newport Corp. *	604	13,886
Nimble Storage, Inc. *	269	1,985
Novatel Wireless, Inc. *	421	644
Oclaro, Inc. *	788	3,979
OSI Systems, Inc. *	196	9,974
PC Connection, Inc.	112	2,662
Plantronics, Inc.	231	8,882
Plexus Corp. *	274	11,442
Polycom, Inc. *	932	11,137
QLogic Corp. *	889	11,637
Quantum Corp. *	1,535	707
Rofin-Sinar Technologies, Inc. *	393	12,651
Rogers Corp. *	112	6,424
Ruckus Wireless, Inc. *	767	10,539
Sanmina Corp. *	875	20,694
ScanSource, Inc. *	35,296	1,435,841
ShoreTel, Inc. *	824	5,043
Silicon Graphics International Corp. *	69,469	311,221
Sonus Networks, Inc. *	638	5,270
Stratasys Ltd. *	449	10,987
Super Micro Computer, Inc. *	323	8,692
SYNNEX Corp.	257	21,220
Systemax, Inc. *	93	842
Tech Data Corp. *	259	17,791
TTM Technologies, Inc. *	704	4,590
Ubiquiti Networks, Inc. *	319	11,363
Universal Display Corp. *	351	20,467
VeriFone Systems, Inc. *	37,916	1,079,089
ViaSat, Inc. *	395	30,296
Violin Memory, Inc. *	593	209
Vishay Intertechnology, Inc.	890	10,822
Vishay Precision Group, Inc. *	109	1,631
		8,835,474
Telecommunication Services 1.0%
8x8, Inc. *	59,995	680,343
Atlantic Tele-Network, Inc.	34	2,445
Boingo Wireless, Inc. *	221	1,700
Cincinnati Bell, Inc. *	1,940	7,411
Cogent Communications Holdings, Inc.	13,720	530,964
Consolidated Communications Holdings, Inc.	434	10,260
FairPoint Communications, Inc. *	420	5,569
General Communication, Inc., Class A *	408	6,895
Globalstar, Inc. *	2,732	5,327
Hawaiian Telcom Holdco, Inc. *	69	1,589
Inteliquent, Inc.	375	6,221
Intelsat S.A. *	128	506
Iridium Communications, Inc. *	595	4,802
Security	Number of Shares	Value ($)
NTELOS Holdings Corp. *	715	6,614
ORBCOMM, Inc. *	200	1,982
pdvWireless, Inc. *	34	1,373
Shenandoah Telecommunications Co.	418	11,992
Spok Holdings, Inc.	257	4,366
Straight Path Communications, Inc., Class B *	44	1,610
Vonage Holdings Corp. *	65,396	305,399
Windstream Holdings, Inc.	1,095	9,505
		1,606,873
Transportation 0.5%
Air Transport Services Group, Inc. *	673	9,483
Allegiant Travel Co.	121	19,429
ArcBest Corp.	334	6,376
Atlas Air Worldwide Holdings, Inc. *	244	9,745
Celadon Group, Inc.	293	2,951
Covenant Transport Group, Inc., Class A *	55	1,095
Eagle Bulk Shipping, Inc. *	205	169
Echo Global Logistics, Inc. *	192	4,487
Forward Air Corp.	12,528	571,026
Golden Ocean Group Ltd. *	271	235
Hawaiian Holdings, Inc. *	485	20,404
Heartland Express, Inc.	480	8,693
Hub Group, Inc., Class A *	291	11,209
Knight Transportation, Inc.	622	16,527
Marten Transport Ltd.	113	2,109
Matson, Inc.	322	12,519
Navios Maritime Holdings, Inc.	675	790
P.A.M. Transportation Services, Inc. *	48	1,186
Park-Ohio Holdings Corp.	53	1,349
Radiant Logistics, Inc. *	95	374
Roadrunner Transportation Systems, Inc. *	377	4,456
Safe Bulkers, Inc.	243	301
Saia, Inc. *	93	2,690
Scorpio Bulkers, Inc. *	88	339
SkyWest, Inc.	188	4,418
Swift Transportation Co. *	1,069	17,767
Ultrapetrol Bahamas Ltd. *	1,100	307
Universal Truckload Services, Inc.	73	1,041
USA Truck, Inc. *	31	549
Virgin America, Inc. *	232	12,920
Werner Enterprises, Inc.	580	14,697
Wesco Aircraft Holdings, Inc. *	356	5,137
XPO Logistics, Inc. *	532	16,034
YRC Worldwide, Inc. *	350	3,220
		784,032
Utilities 2.0%
Abengoa Yield plc	439	7,915
ALLETE, Inc.	339	19,048
American States Water Co.	422	17,593
Artesian Resources Corp., Class A	252	6,802
Atlantic Power Corp.	1,045	2,780
Avista Corp.	543	21,758
Black Hills Corp.	544	32,961
California Water Service Group	286	7,988
Chesapeake Utilities Corp.	55	3,274

See financial notes    29

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Connecticut Water Service, Inc.	59	2,774
Consolidated Water Co., Ltd.	113	1,570
Dynegy, Inc. *	1,305	23,007
El Paso Electric Co.	450	20,295
Genie Energy Ltd., Class B *	129	951
IDACORP, Inc.	518	37,674
MGE Energy, Inc.	265	13,210
Middlesex Water Co.	87	3,182
New Jersey Resources Corp.	17,390	620,475
Northwest Natural Gas Co.	301	15,514
NorthWestern Corp.	326	18,530
NRG Yield, Inc., Class A	350	5,296
NRG Yield, Inc., Class C	301	4,870
ONE Gas, Inc.	386	22,569
Ormat Technologies, Inc.	322	13,975
Otter Tail Corp.	409	11,828
Pattern Energy Group, Inc.	326	6,846
Piedmont Natural Gas Co., Inc.	781	46,704
PNM Resources, Inc.	614	19,452
Portland General Electric Co.	854	33,921
SJW Corp.	65	2,237
South Jersey Industries, Inc.	724	20,207
Southwest Gas Corp.	495	32,130
Spark Energy, Inc., Class A	99	2,552
Spire, Inc.	15,173	970,465
Talen Energy Corp. *	328	3,824
The Empire District Electric Co.	263	8,855
The York Water Co.	254	7,531
Vivint Solar, Inc. *	386	1,289
WGL Holdings, Inc.	14,930	1,013,598
		3,105,450
Total Common Stock
(Cost $140,075,201)		148,292,576

Other Investment Companies 5.3% of net assets
Equity Funds 1.4%
iShares Russell 2000 ETF	1,975	221,911
iShares Russell Mid-Cap ETF	12,180	2,004,585
		2,226,496
Money Market Fund 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (c)	6,057,105	6,057,105
Total Other Investment Companies
(Cost $8,320,268)		8,283,601

Rights 0.0% of net assets
Banks 0.0%
Enterprise Bank & Trust *(d)(e)	99	11
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)(e)	1,269	1,409
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	861	1,627
Total Rights
(Cost $3,578)		3,047

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(d)(e)	129	—
Total Warrants
(Cost $—)		—
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.33%, 06/23/16 (a)(b)	7,000	6,999
Total Short-Term Investment
(Cost $6,997)		6,999

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $148,727,667 and the unrealized appreciation and depreciation were $21,680,898 and ($13,822,342), respectively, with a net appreciation of $7,858,556.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $3,262 or 0.0% of net assets.

ADR —	American Depositary Receipt
CVR —	Contingent Value Rights
ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	4	451,040	6,811

30    See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$141,937,706	$—	$—	$141,937,706
Real Estate	6,354,655	—	215	6,354,870
Other Investment Companies[1]	8,283,601	—	—	8,283,601
Rights [1]	—	—	3,047	3,047
Warrants [1]	—	—	—	—
Short-Term Investment[1]	—	6,999	—	6,999
Total	$156,575,962	$6,999	$3,262	$156,586,223
Other Financial Instruments
Futures Contracts[2]	$6,811	$—	$—	$6,811
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Common Stock	$456	($1,371)	($267)	$—	($48)	$1,445	$—	$215
Rights	2,814	15	(531)	1,409	(660)	—	—	3,047
Total	$3,270	($1,356)	($798)	$1,409	($708)	$1,445	$—	$3,262
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was ($1,761).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended April 30, 2016.
See financial notes    31

Laudus Small-Cap MarketMasters Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $148,406,044)		$156,586,223
Deposit with broker for futures contracts		166,100
Receivables:
Investments sold		927,402
Dividends		61,607
Fund shares sold		18,038
Prepaid expenses	+	18,131
Total assets		157,777,501
Liabilities
Payables:
Investments bought		706,178
Investment adviser and administrator fees		26,020
Shareholder service fees		4,721
Fund shares redeemed		511,728
Variation margin on futures contracts		4,880
Due to custodian		132
Accrued expenses	+	57,214
Total liabilities		1,310,873
Net Assets
Total assets		157,777,501
Total liabilities	–	1,310,873
Net assets		$156,466,628
Net Assets by Source
Capital received from investors		151,981,316
Net investment income not yet distributed		149,026
Net realized capital losses		(3,850,706)
Net unrealized capital appreciation		8,186,992

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$56,985,444		3,569,855		$15.96
Select Shares	$99,481,184		6,113,089		$16.27

32    See financial notes

Laudus Small-Cap MarketMasters Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $566)		$1,129,051
Expenses
Investment adviser and administrator fees		906,448
Shareholder service fees:
Investor Shares		68,951
Select Shares		96,582
Portfolio accounting fees		25,998
Transfer agent fees		23,931
Professional fees		21,444
Custodian fees		18,120
Registration fees		13,561
Shareholder reports		9,801
Independent trustees' fees		4,385
Proxy fees		3,086
Interest expense		13
Other expenses	+	1,027
Total expenses		1,193,347
Expense reduction by CSIM and its affiliates	–	217,842
Net expenses	–	975,505
Net investment income		153,546
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(4,073,530)
Net realized gains on futures contracts	+	2,012
Net realized losses		(4,071,518)
Net change in unrealized appreciation (depreciation) on investments		194,591
Net change in unrealized appreciation (depreciation) on futures contracts	+	(59,170)
Net change in unrealized appreciation (depreciation)	+	135,421
Net realized and unrealized losses		(3,936,097)
Decrease in net assets resulting from operations		($3,782,551)
See financial notes    33

Laudus Small-Cap MarketMasters Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income (loss)		$153,546	($279,682)
Net realized gains (losses)		(4,071,518)	11,585,861
Net change in unrealized appreciation (depreciation)	+	135,421	(10,711,106)
Increase (decrease) in net assets from operations		(3,782,551)	595,073
Distributions from net investment income
Investor Shares		—	(112,615)
Select Shares	+	—	(400,670)
Total distributions from net investment income		—	(513,285)
Distributions from net realized gains
Investor Shares		(3,793,537)	(1,348,302)
Select Shares	+	(6,231,390)	(2,370,239)
Total distributions from net realized gains		(10,024,927)	(3,718,541)
Total distributions		($10,024,927)	($4,231,826)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		26,442	$444,408	83,739	$1,529,010
Select Shares	+	258,464	4,103,843	1,188,034	21,470,184
Total shares sold		284,906	$4,548,251	1,271,773	$22,999,194
Shares Reinvested
Investor Shares		212,542	$3,368,785	76,269	$1,302,677
Select Shares	+	378,685	6,115,760	156,402	2,715,136
Total shares reinvested		591,227	$9,484,545	232,671	$4,017,813
Shares Redeemed
Investor Shares		(243,761)	($3,767,350)	(498,439)	($9,134,342)
Select Shares	+	(533,696)	(8,808,697)	(1,995,617)	(38,009,762)
Total shares redeemed		(777,457)	($12,576,047)	(2,494,056)	($47,144,104)
Net transactions in fund shares		98,676	$1,456,749	(989,612)	($20,127,097)
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,584,268	$168,817,357	10,573,880	$192,581,207
Total increase or decrease	+	98,676	(12,350,729)	(989,612)	(23,763,850)
End of period		9,682,944	$156,466,628	9,584,268	$168,817,357
Net investment income not yet distributed/Distributions in excess of net investment income			$149,026		($4,520)
34    See financial notes

Laudus International MarketMasters Fund
Financial Statements
Financial Highlights
Investor Shares	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$22.71	$22.95	$23.68	$19.03	$17.45	$18.36
Income (loss) from investment operations:
Net investment income (loss)	0.04 [1]	0.18 [1]	0.25	0.23	0.21	0.16
Net realized and unrealized gains (losses)	(0.58)	(0.10)	(0.66)	4.85	1.52	(0.85)
Total from investment operations	(0.54)	0.08	(0.41)	5.08	1.73	(0.69)
Less distributions:
Distributions from net investment income	(0.27)	(0.32)	(0.32)	(0.43)	(0.15)	(0.22)
Distributions from net realized gains	(1.20)	—	—	—	—	—
Total distributions	(1.47)	(0.32)	(0.32)	(0.43)	(0.15)	(0.22)
Net asset value at end of period	$20.70	$22.71	$22.95	$23.68	$19.03	$17.45
Total return	(2.36%) [2]	0.39%	(1.73%)	27.23%	10.05%	(3.87%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.40% [3]	1.40%	1.40%	1.40%	1.53% [4]	1.59%
Gross operating expenses	1.60% [3]	1.59%	1.59%	1.60%	1.62%	1.60%
Net investment income (loss)	0.38% [3]	0.76%	1.06%	1.10%	1.19%	0.80%
Portfolio turnover rate	35% [2]	72%	74%	65%	68%	78%
Net assets, end of period (x 1,000,000)	$480	$536	$631	$675	$592	$665

Select Shares	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$22.71	$22.95	$23.68	$19.03	$17.46	$18.38
Income (loss) from investment operations:
Net investment income (loss)	0.05 [1]	0.21 [1]	0.28	0.28	0.25	0.19
Net realized and unrealized gains (losses)	(0.58)	(0.10)	(0.65)	4.83	1.50	(0.86)
Total from investment operations	(0.53)	0.11	(0.37)	5.11	1.75	(0.67)
Less distributions:
Distributions from net investment income	(0.31)	(0.35)	(0.36)	(0.46)	(0.18)	(0.25)
Distributions from net realized gains	(1.20)	—	—	—	—	—
Total distributions	(1.51)	(0.35)	(0.36)	(0.46)	(0.18)	(0.25)
Net asset value at end of period	$20.67	$22.71	$22.95	$23.68	$19.03	$17.46
Total return	(2.32%) [2]	0.56%	(1.57%)	27.43%	10.20%	(3.76%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.25% [3]	1.25%	1.25%	1.25%	1.37% [4]	1.45%
Gross operating expenses	1.54% [3]	1.50%	1.47%	1.44%	1.47%	1.47%
Net investment income (loss)	0.51% [3]	0.91%	1.20%	1.26%	1.40%	0.99%
Portfolio turnover rate	35% [2]	72%	74%	65%	68%	78%
Net assets, end of period (x 1,000,000)	$1,137	$1,395	$1,592	$1,590	$1,062	$961
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
See financial notes    35

Laudus International MarketMasters Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
96.0%	Common Stock	1,468,612,029	1,552,858,236
0.6%	Preferred Stock	8,110,129	9,325,980
2.9%	Other Investment Company	46,600,332	46,600,332
0.0%	Short-Term Investments	40,981	40,992
99.5%	Total Investments	1,523,363,471	1,608,825,540
0.5%	Other Assets and Liabilities, Net		7,720,556
100.0%	Net Assets		1,616,546,096

Security	Number of Shares	Value ($)
Common Stock 96.0% of net assets
Australia 5.6%
Banks 0.1%
Australia & New Zealand Banking Group Ltd.	14,301	262,136
Bank of Queensland Ltd.	1,719	14,618
Bendigo & Adelaide Bank Ltd.	2,110	14,854
Commonwealth Bank of Australia	8,395	468,668
National Australia Bank Ltd.	12,917	265,005
Westpac Banking Corp.	16,340	383,558
		1,408,839
Capital Goods 0.0%
CIMIC Group Ltd.	474	12,820
Commercial & Professional Supplies 0.1%
Brambles Ltd.	7,790	73,578
SEEK Ltd.	1,514	18,736
Spotless Group Holdings Ltd.	2,087,919	2,046,352
		2,138,666
Consumer Services 1.0%
Aristocrat Leisure Ltd.	732,995	5,541,174
Crown Resorts Ltd.	1,727	15,412
Domino's Pizza Enterprises Ltd.	65,790	3,081,374
Flight Centre Travel Group Ltd.	18,027	536,764
InvoCare Ltd.	697,321	6,473,756
Tabcorp Holdings Ltd.	4,951	16,607
Tatts Group Ltd.	6,840	19,491
		15,684,578
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
ASX Ltd.	944	31,248
Challenger Ltd.	2,636	17,831
Macquarie Group Ltd.	48,779	2,336,755
Platinum Asset Management Ltd.	1,696	7,776
		2,393,610
Energy 0.0%
Caltex Australia Ltd.	1,305	32,029
Origin Energy Ltd.	8,502	34,939
Santos Ltd.	8,334	30,023
Woodside Petroleum Ltd.	3,616	77,419
		174,410
Food & Staples Retailing 0.0%
Wesfarmers Ltd.	5,542	179,454
Woolworths Ltd.	6,263	104,804
		284,258
Food, Beverage & Tobacco 0.3%
Coca-Cola Amatil Ltd.	2,792	18,190
Costa Group Holdings Ltd.	2,127,264	4,784,020
Treasury Wine Estates Ltd.	3,693	26,003
		4,828,213
Health Care Equipment & Services 0.0%
Cochlear Ltd.	266	21,758
Healthscope Ltd.	7,829	16,124
Ramsay Health Care Ltd.	683	33,587
Sonic Healthcare Ltd.	1,949	28,600
		100,069
Insurance 0.3%
AMP Ltd.	1,063,452	4,725,454
Insurance Australia Group Ltd.	12,017	52,366
Medibank Pvt Ltd.	13,744	32,709
QBE Insurance Group Ltd.	6,676	56,189
Suncorp Group Ltd.	6,273	59,331
		4,926,049
Materials 1.8%
Alumina Ltd.	12,671	14,308
Amcor Ltd.	5,752	67,062
BHP Billiton Ltd.	15,801	246,763
BlueScope Steel Ltd.	879,110	4,292,119
Boral Ltd.	3,516	17,113
Fortescue Metals Group Ltd.	7,891	20,280
Iluka Resources Ltd.	2,047	9,935
Incitec Pivot Ltd.	8,219	19,973
James Hardie Industries plc CDI	61,447	859,518
Newcrest Mining Ltd. *	3,788	55,235
Northern Star Resources Ltd.	1,445,920	4,300,592
Orica Ltd.	516,360	5,966,319
Pact Group Holdings Ltd.	1,566,100	6,134,508
Regis Resources Ltd.	1,663,280	3,699,237
Rio Tinto Ltd.	86,409	3,371,548
South32 Ltd. *	26,121	32,668
		29,107,178
Media 0.3%
APN Outdoor Group Ltd.	880,390	4,207,895
REA Group Ltd.	247	9,503
		4,217,398
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	2,288	182,327

36    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 1.2%
Charter Hall Retail REIT	2,427,746	8,753,179
Dexus Property Group	4,734	30,185
Goodman Group	8,755	45,612
LendLease Group	112,598	1,081,579
Mirvac Group	18,047	25,534
Scentre Group	26,245	93,157
Shopping Centres Australasia Property Group	5,055,657	8,961,007
Stockland	11,487	37,993
The GPT Group	8,667	33,008
Vicinity Centres	228,620	574,657
Westfield Corp.	9,626	73,520
		19,709,431
Retailing 0.3%
Burson Group Ltd.	1,165,440	4,395,613
Harvey Norman Holdings Ltd.	2,277	7,711
JB Hi-Fi Ltd.	28,009	465,965
		4,869,289
Software & Services 0.0%
Computershare Ltd.	2,198	16,825
Telecommunication Services 0.0%
Telstra Corp., Ltd.	20,864	84,715
TPG Telecom Ltd.	1,490	12,077
Vocus Communications Ltd.	2,203	14,388
		111,180
Transportation 0.0%
Asciano Ltd.	3,091	20,722
Aurizon Holdings Ltd.	10,347	33,429
Qantas Airways Ltd. *	2,388	5,822
Sydney Airport	5,278	27,214
Transurban Group	9,892	86,800
		173,987
Utilities 0.0%
AGL Energy Ltd.	3,336	46,208
APA Group	5,384	35,660
AusNet Services	8,703	10,125
DUET Group	10,516	17,967
		109,960
		90,449,087
Austria 0.0%
Banks 0.0%
Erste Group Bank AG *	1,350	38,861
Raiffeisen Bank International AG *	670	10,725
		49,586
Capital Goods 0.0%
ANDRITZ AG	371	20,825
Energy 0.0%
OMV AG	712	21,424
Materials 0.0%
voestalpine AG	554	19,991
		111,826
Security	Number of Shares	Value ($)
Belgium 0.3%
Banks 0.2%
KBC Groep N.V.	46,018	2,589,066
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	390	34,505
Food & Staples Retailing 0.0%
Colruyt S.A.	341	19,662
Delhaize Group	506	53,173
		72,835
Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev N.V.	3,953	490,385
Insurance 0.0%
Ageas	973	38,236
Materials 0.0%
Solvay S.A.	358	36,269
Umicore S.A.	486	24,261
		60,530
Media 0.1%
Telenet Group Holding N.V. *	26,638	1,326,078
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	616	46,206
Telecommunication Services 0.0%
Proximus	735	24,772
		4,682,613
Brazil 0.7%
Food, Beverage & Tobacco 0.2%
Ambev S.A. ADR	628,691	3,514,383
Insurance 0.1%
BB Seguridade Participacoes S.A.	168,600	1,470,669
Media 0.2%
Smiles S.A.	272,700	3,163,693
Real Estate 0.2%
Iguatemi Empresa de Shopping Centers S.A.	449,600	3,490,389
		11,639,134
Canada 4.6%
Banks 0.3%
The Toronto-Dominion Bank	121,843	5,423,553
Capital Goods 1.0%
Aecon Group, Inc.	239,450	3,192,794
CAE, Inc.	922,990	10,916,690
New Flyer Industries, Inc.	75,030	2,210,775
		16,320,259
Commercial & Professional Supplies 0.2%
Ritchie Bros. Auctioneers, Inc.	136,011	3,902,444
Energy 1.3%
Canadian Natural Resources Ltd.	82,976	2,491,859
Enbridge, Inc.	94,688	3,933,321
Parex Resources, Inc. *	467,600	4,684,572
Raging River Exploration, Inc. *	659,160	5,342,837
Suncor Energy, Inc.	116,535	3,420,725
TORC Oil & Gas Ltd.	152,060	1,025,287
		20,898,601

See financial notes    37

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	25,073	1,099,080
Insurance 0.1%
Intact Financial Corp.	15,047	1,113,504
Materials 0.3%
CCL Industries, Inc., Class B	12,130	2,221,143
Norbord, Inc.	184,660	3,680,837
		5,901,980
Real Estate 0.7%
Brookfield Asset Management, Inc., Class A	86,922	2,939,702
FirstService Corp.	105,770	4,752,779
Northview Apartment Real Estate Investment Trust	217,100	3,405,219
		11,097,700
Retailing 0.1%
Dollarama, Inc.	20,486	1,476,977
Software & Services 0.5%
Constellation Software, Inc.	1,483	579,560
Shopify, Inc., Class A *	101,750	3,240,738
The Descartes Systems Group, Inc. *	219,600	4,048,257
		7,868,555
		75,102,653
China 2.6%
Automobiles & Components 0.5%
Nexteer Automotive Group Ltd.	7,989,050	8,410,338
Consumer Durables & Apparel 0.1%
Cosmo Lady China Holdings Co., Ltd. (e)	2,871,000	2,228,198
Consumer Services 0.2%
China Maple Leaf Educational Systems Ltd.	4,564,000	3,612,558
Health Care Equipment & Services 0.0%
Microport Scientific Corp. *	194,000	100,832
Insurance 0.1%
PICC Property & Casualty Co	170,000	309,243
Ping An Insurance (Group) Co. of China Ltd., Class H	372,500	1,748,172
		2,057,415
Real Estate 0.2%
China Overseas Land & Investment Ltd.	502,000	1,593,481
China Resources Land Ltd.	396,000	972,849
		2,566,330
Software & Services 1.2%
Alibaba Group Holding Ltd. ADR *	14,181	1,091,086
Baidu, Inc. ADR *	43,341	8,421,156
Bitauto Holdings Ltd. *	183,490	4,579,911
NetEase, Inc. ADR	12,695	1,786,187
Tencent Holdings Ltd.	128,900	2,622,897
		18,501,237
Security	Number of Shares	Value ($)
Utilities 0.3%
CT Environmental Group Ltd.	14,450,000	4,214,732
ENN Energy Holdings Ltd.	176,000	858,464
		5,073,196
		42,550,104
Denmark 1.4%
Banks 0.0%
Danske Bank A/S	3,480	98,465
Capital Goods 0.1%
Vestas Wind Systems A/S	24,793	1,774,734
Commercial & Professional Supplies 0.1%
ISS A/S	35,474	1,347,466
Consumer Durables & Apparel 0.1%
Pandora A/S	13,281	1,726,696
Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	529	51,568
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	17,113	1,282,029
William Demant Holding A/S *	115	11,825
		1,293,854
Insurance 0.0%
Tryg A/S	544	10,279
Materials 0.7%
Chr. Hansen Holding A/S	186,569	11,617,847
Novozymes A/S, B Shares	1,138	54,581
		11,672,428
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Genmab A/S *	267	39,615
Novo Nordisk A/S, Class B	61,818	3,451,568
		3,491,183
Telecommunication Services 0.0%
TDC A/S	3,779	19,350
Transportation 0.1%
AP Moeller - Maersk A/S, Series A	19	25,886
AP Moeller - Maersk A/S, Series B	34	47,855
DSV A/S	24,630	1,036,877
		1,110,618
		22,596,641
Finland 0.5%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	533	19,687
Capital Goods 0.3%
Cramo Oyj	68,510	1,372,850
Kone Oyj, Class B	77,705	3,550,527
Metso Oyj	567	13,657
Wartsila Oyj Abp	715	30,686
		4,967,720
Energy 0.0%
Neste Oyj	619	19,836
Insurance 0.1%
Sampo Oyj, A Shares	47,808	2,091,173

38    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.0%
Stora Enso Oyj, R Shares	2,686	23,484
UPM-Kymmene Oyj	2,640	50,535
		74,019
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	512	17,881
Technology Hardware & Equipment 0.0%
Nokia Oyj	28,396	167,636
Telecommunication Services 0.1%
Elisa Oyj	19,073	713,177
Utilities 0.0%
Fortum Oyj	2,146	32,354
		8,103,483
France 9.4%
Automobiles & Components 0.8%
Compagnie Generale des Etablissements Michelin	920	96,094
Peugeot S.A. *	2,203	35,504
Plastic Omnium S.A.	162,843	5,396,103
Renault S.A.	947	91,374
Valeo S.A.	50,411	7,996,140
		13,615,215
Banks 1.0%
BNP Paribas S.A.	294,346	15,588,251
Credit Agricole S.A.	5,147	56,971
Natixis S.A.	4,534	25,018
Societe Generale S.A.	3,573	140,588
		15,810,828
Capital Goods 1.2%
Airbus Group SE	2,909	181,864
Alstom S.A. *	787	20,124
Bouygues S.A.	979	32,668
Compagnie de Saint-Gobain	2,377	108,920
Legrand S.A.	1,316	75,009
LISI (f)	158,464	4,534,417
Rexel S.A.	1,404	21,288
Safran S.A.	109,736	7,565,160
Schneider Electric SE	2,748	179,685
Thales S.A.	23,562	2,039,001
Vinci S.A.	68,684	5,129,891
Zodiac Aerospace	975	22,875
		19,910,902
Commercial & Professional Supplies 0.8%
Bureau Veritas S.A.	232,681	5,515,291
Edenred	1,037	20,455
Societe BIC S.A.	139	19,736
Teleperformance	80,400	7,221,700
		12,777,182
Consumer Durables & Apparel 1.0%
Christian Dior SE	8,925	1,568,303
Hermes International	3,019	1,075,238
Kering	42,959	7,367,382
LVMH Moet Hennessy Louis Vuitton SE	29,822	4,968,689
SEB S.A.	4,891	547,961
		15,527,573
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Accor S.A.	1,057	46,807
Sodexo S.A.	15,315	1,547,177
		1,593,984
Diversified Financials 0.0%
Eurazeo S.A.	197	13,872
Wendel S.A.	140	16,179
		30,051
Energy 0.5%
Technip S.A.	511	29,950
TOTAL S.A.	143,534	7,254,322
		7,284,272
Food & Staples Retailing 0.0%
Carrefour S.A.	2,701	76,522
Casino Guichard Perrachon S.A.	280	16,664
		93,186
Food, Beverage & Tobacco 0.5%
Danone S.A.	56,999	3,993,544
Pernod-Ricard S.A.	30,346	3,277,821
Remy Cointreau S.A.	159	13,221
		7,284,586
Health Care Equipment & Services 0.5%
Essilor International S.A.	11,633	1,505,961
Korian S.A.	182,107	5,739,036
Orpea	6,594	543,999
		7,788,996
Household & Personal Products 0.0%
L'Oreal S.A.	1,240	225,241
Insurance 0.2%
AXA S.A.	153,740	3,881,874
CNP Assurances	829	14,126
SCOR SE	742	25,277
		3,921,277
Materials 0.0%
Air Liquide S.A.	1,694	192,128
Arkema S.A.	326	26,020
Imerys S.A.	170	12,554
		230,702
Media 0.0%
Eutelsat Communications S.A.	822	25,538
JC Decaux S.A.	359	15,907
Lagardere S.C.A.	592	15,710
Publicis Groupe S.A.	921	68,157
SES S.A.	1,614	44,096
Technicolor S.A. - Reg'd	63,657	436,640
Vivendi S.A.	5,726	109,998
		716,046
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Boiron S.A. (f)	50,506	4,048,234
Eurofins Scientific SE	15,981	5,929,363
Sanofi	5,776	476,096
		10,453,693
Real Estate 0.5%
Fonciere Des Regions	142	13,434
Gecina S.A.	168	24,278
ICADE	157	12,352

See financial notes    39

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Klepierre	1,087	51,124
Nexity S.A.	149,020	7,987,620
		8,088,808
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	3,108	19,109
Software & Services 0.5%
Atos SE	434	38,629
Cap Gemini S.A.	28,543	2,664,281
Dassault Systemes S.A.	640	50,058
Worldline S.A. *(e)	161,410	4,525,964
		7,278,932
Technology Hardware & Equipment 0.3%
Ingenico Group S.A.	38,632	4,553,851
Telecommunication Services 0.0%
Iliad S.A.	127	27,770
Numericable-SFR S.A.	529	17,332
Orange S.A.	9,779	162,467
		207,569
Transportation 0.0%
Aeroports de Paris	143	17,999
Bollore S.A.	4,193	16,605
Groupe Eurotunnel SE - Reg'd	2,280	29,111
		63,715
Utilities 0.9%
Electricite de France S.A.	1,168	16,780
Engie S.A.	7,198	118,720
Rubis S.C.A.	157,812	12,328,138
Suez Environnement Co.	1,438	26,502
Veolia Environnement S.A.	86,006	2,112,785
		14,602,925
		152,078,643
Germany 7.1%
Automobiles & Components 1.9%
Bayerische Motoren Werke AG	98,930	9,152,366
Continental AG	17,172	3,781,505
Daimler AG - Reg'd	166,335	11,589,664
ElringKlinger AG	220,990	5,425,053
Volkswagen AG	171	27,308
		29,975,896
Banks 0.0%
Commerzbank AG	5,191	48,678
Capital Goods 2.5%
Brenntag AG	24,164	1,419,359
Duerr AG	113,974	9,145,144
GEA Group AG	884	41,079
MAN SE	170	18,452
MTU Aero Engines AG	98,614	9,323,640
Norma Group SE	165,316	8,535,692
OSRAM Licht AG	455	23,760
Rational AG	7,817	3,972,606
Siemens AG - Reg'd	3,899	408,023
Stabilus S.A. *(f)	137,367	6,866,461
		39,754,216
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.0%
adidas AG	1,031	133,017
Hugo Boss AG	326	20,804
		153,821
Diversified Financials 0.2%
Aurelius SE & Co. KGaA	39,550	2,367,260
Deutsche Bank AG - Reg'd	6,794	128,766
Deutsche Boerse AG	941	77,433
		2,573,459
Food & Staples Retailing 0.0%
METRO AG	861	27,469
Health Care Equipment & Services 0.0%
Fresenius Medical Care AG & Co. KGaA	1,077	93,739
Fresenius SE & Co. KGaA	1,879	137,013
		230,752
Household & Personal Products 0.0%
Beiersdorf AG	498	44,718
Henkel AG & Co. KGaA	514	52,287
		97,005
Insurance 0.7%
Allianz SE - Reg'd	63,107	10,736,259
Hannover Rueck SE	291	33,267
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	821	152,629
		10,922,155
Materials 0.1%
BASF SE	4,517	373,695
Evonik Industries AG	21,898	694,785
HeidelbergCement AG	687	61,171
K&S AG - Reg'd	933	23,288
LANXESS AG	456	23,881
Linde AG	915	139,997
Symrise AG	596	39,557
ThyssenKrupp AG	1,820	42,409
		1,398,783
Media 0.5%
Axel Springer SE	220	12,302
CTS Eventim AG & Co. KGaA	31,140	1,092,855
ProSiebenSat.1 Media SE	54,036	2,760,429
RTL Group S.A. *	187	15,657
Stroeer SE & Co. KGaA	96,529	4,761,888
		8,643,131
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Bayer AG - Reg'd	4,066	469,895
Gerresheimer AG	6,512	485,675
Merck KGaA	630	59,331
QIAGEN N.V. *	137,538	3,093,316
		4,108,217
Real Estate 0.1%
Deutsche Wohnen AG	28,373	869,969
Vonovia SE	26,237	884,400
		1,754,369

40    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.4%
Fielmann AG	91,487	6,760,131
Zalando SE *(e)	417	13,842
		6,773,973
Semiconductors & Semiconductor Equipment 0.1%
Dialog Semiconductor plc *	60,090	2,095,727
Infineon Technologies AG	5,506	78,557
		2,174,284
Software & Services 0.2%
SAP SE	42,009	3,296,069
United Internet AG - Reg'd	594	29,033
		3,325,102
Telecommunication Services 0.1%
Deutsche Telekom AG - Reg'd	108,771	1,909,304
Telefonica Deutschland Holding AG	3,571	18,169
		1,927,473
Transportation 0.0%
Deutsche Lufthansa AG - Reg'd	1,118	17,407
Deutsche Post AG - Reg'd	4,771	140,140
Fraport AG Frankfurt Airport Services Worldwide	196	11,882
		169,429
Utilities 0.0%
E.ON SE	9,862	102,211
RWE AG *	2,365	35,434
		137,645
		114,195,857
Hong Kong 2.2%
Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	18,000	53,764
Hang Seng Bank Ltd.	3,800	68,896
The Bank of East Asia Ltd.	5,800	21,043
		143,703
Capital Goods 0.2%
CK Hutchison Holdings Ltd.	13,538	161,963
Haitian International Holdings Ltd.	1,305,000	2,226,542
NWS Holdings Ltd.	7,000	10,633
		2,399,138
Consumer Durables & Apparel 0.3%
Li & Fung Ltd.	28,000	17,317
Regina Miracle International Holdings Ltd. *(e)	2,143,000	3,251,636
Techtronic Industries Co., Ltd.	417,000	1,563,195
Yue Yuen Industrial Holdings Ltd.	3,500	12,748
		4,844,896
Consumer Services 0.5%
Galaxy Entertainment Group Ltd.	12,000	40,335
Melco Crown Entertainment Ltd. ADR	333,856	4,941,069
Melco International Development Ltd.	3,137,000	3,585,010
MGM China Holdings Ltd.	5,200	7,285
Sands China Ltd.	12,000	42,752
Shangri-La Asia Ltd.	8,000	9,773
Security	Number of Shares	Value ($)
SJM Holdings Ltd.	8,683	5,822
Wynn Macau Ltd.	8,000	11,375
		8,643,421
Diversified Financials 0.0%
First Pacific Co., Ltd.	10,000	6,333
Hong Kong Exchanges & Clearing Ltd.	5,700	143,681
		150,014
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *(e)	28,500	23,020
Insurance 0.3%
AIA Group Ltd.	712,400	4,263,429
Real Estate 0.0%
Cheung Kong Property Holdings Ltd.	13,538	92,458
Hang Lung Properties Ltd.	11,000	21,903
Henderson Land Development Co., Ltd.	6,123	38,162
Hongkong Land Holdings Ltd.	2,900	18,371
Hysan Development Co., Ltd.	3,000	13,255
Kerry Properties Ltd.	3,000	8,152
Link REIT	11,000	66,736
New World Development Co., Ltd.	26,000	25,857
Sino Land Co., Ltd.	16,000	25,119
Sun Hung Kai Properties Ltd.	8,702	109,672
Swire Pacific Ltd., Class A	3,000	32,546
Swire Properties Ltd.	5,600	14,541
The Wharf Holdings Ltd.	6,349	34,316
Wheelock & Co., Ltd.	5,000	23,148
		524,236
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	189,000	1,361,959
Technology Hardware & Equipment 0.5%
AAC Technologies Holdings, Inc.	512,500	3,557,245
China High Precision Automation Group Ltd. *(a)(f)	766,000	—
Sunny Optical Technology Group Co., Ltd.	1,397,000	4,308,704
		7,865,949
Telecommunication Services 0.3%
HKBN Ltd.	3,456,983	4,250,985
HKT Trust & HKT Ltd.	13,120	19,011
PCCW Ltd.	21,000	14,215
		4,284,211
Transportation 0.0%
Cathay Pacific Airways Ltd.	6,000	9,566
MTR Corp., Ltd.	7,500	37,079
		46,645
Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	3,574	33,729
CLP Holdings Ltd.	9,500	87,828
HK Electric Investments & HK Electric Investments Ltd.	13,000	11,690
Hong Kong & China Gas Co., Ltd.	34,643	64,487
Power Assets Holdings Ltd.	7,000	66,599
		264,333
		34,814,954

See financial notes    41

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
India 0.7%
Automobiles & Components 0.1%
Maruti Suzuki India Ltd.	14,188	809,829
Banks 0.5%
Axis Bank Ltd.	164,693	1,170,365
HDFC Bank Ltd.	87,811	1,491,811
Housing Development Finance Corp., Ltd.	52,418	858,984
Indiabulls Housing Finance Ltd.	347,730	3,624,898
Yes Bank Ltd.	76,596	1,085,763
		8,231,821
Capital Goods 0.0%
Eicher Motors Ltd.	1,675	504,859
Energy 0.0%
Bharat Petroleum Corp., Ltd.	39,911	587,924
Software & Services 0.1%
Tata Consultancy Services Ltd.	30,689	1,171,808
		11,306,241
Indonesia 0.9%
Banks 0.7%
Bank Tabungan Negara Persero Tbk PT	23,004,900	3,059,233
PT Bank Central Asia Tbk	1,589,700	1,568,875
PT Bank Mandiri (Persero) Tbk	9,643,200	7,009,876
		11,637,984
Capital Goods 0.2%
Waskita Karya Persero Tbk PT	19,924,600	3,529,829
		15,167,813
Ireland 1.0%
Banks 0.0%
Bank of Ireland *	132,914	40,363
Capital Goods 0.1%
Kingspan Group plc	27,977	736,807
Consumer Services 0.2%
Dalata Hotel Group plc *	520,190	2,626,193
Paddy Power Betfair plc	394	52,952
		2,679,145
Food, Beverage & Tobacco 0.4%
Glanbia plc (g)	287,078	5,446,870
Glanbia plc (g)	55,978	1,055,047
Kerry Group plc, Class A	772	68,841
		6,570,758
Materials 0.1%
CRH plc	66,138	1,924,807
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Shire plc	59,805	3,731,953
		15,683,833
Security	Number of Shares	Value ($)
Israel 0.6%
Banks 0.0%
Bank Hapoalim B.M.	5,177	26,669
Bank Leumi Le-Israel B.M. *	6,827	25,371
Mizrahi Tefahot Bank Ltd.	884	10,282
		62,322
Energy 0.0%
Delek Group Ltd.	31	5,449
Materials 0.2%
Frutarom Industries Ltd.	60,320	3,136,577
Israel Chemicals Ltd.	3,168	15,783
		3,152,360
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Taro Pharmaceutical Industries Ltd. *	55	7,686
Teva Pharmaceutical Industries Ltd.	4,494	246,869
Teva Pharmaceutical Industries Ltd. ADR	39,538	2,152,844
		2,407,399
Real Estate 0.0%
Azrieli Group Ltd.	144	5,768
Software & Services 0.3%
Check Point Software Technologies Ltd. *	49,601	4,110,435
Mobileye N.V. *	393	14,993
NICE-Systems Ltd.	260	16,685
		4,142,113
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	9,390	19,789
		9,795,200
Italy 2.7%
Automobiles & Components 0.0%
Ferrari N.V. *	639	28,880
Fiat Chrysler Automobiles N.V.	4,386	35,310
		64,190
Banks 1.0%
Banco Popolare SC	1,766	12,505
FinecoBank Banca Fineco S.p.A.	607,770	4,896,012
Intesa Sanpaolo S.p.A.	4,189,087	11,644,824
UniCredit S.p.A.	23,277	90,268
Unione di Banche Italiane S.p.A.	4,397	18,690
		16,662,299
Capital Goods 0.0%
Finmeccanica S.p.A. *	1,955	24,783
Prysmian S.p.A.	971	22,973
		47,756
Consumer Durables & Apparel 0.6%
Luxottica Group S.p.A.	825	45,020
OVS S.p.A. *(e)	357,750	2,341,694
Prada S.p.A.	1,942,300	6,578,123
		8,964,837
Diversified Financials 0.6%
Azimut Holding S.p.A.	64,719	1,633,595
Banca Generali S.p.A.	42,741	1,271,847

42    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
EXOR S.p.A.	191,671	7,218,991
Mediobanca S.p.A.	2,724	22,439
		10,146,872
Energy 0.0%
Eni S.p.A.	12,519	204,522
Saipem S.p.A. *	30,731	14,767
Tenaris S.A.	2,282	30,858
		250,147
Food, Beverage & Tobacco 0.4%
Davide Campari-Milano S.p.A.	681,600	6,593,542
Insurance 0.0%
Assicurazioni Generali S.p.A.	5,693	87,043
UnipolSai S.p.A.	5,504	12,880
		99,923
Retailing 0.1%
Yoox Net-A-Porter Group S.p.A. *	17,008	499,029
Telecommunication Services 0.0%
Telecom Italia S.p.A. *	55,952	54,636
Transportation 0.0%
Atlantia S.p.A.	2,013	56,111
Utilities 0.0%
Enel S.p.A.	37,535	170,590
Snam S.p.A.	10,241	62,628
Terna - Rete Elettrica Nationale S.p.A.	7,459	42,130
		275,348
		43,714,690
Japan 15.7%
Automobiles & Components 3.0%
Aisin Seiki Co., Ltd.	1,000	38,860
Bridgestone Corp.	3,200	117,784
Daihatsu Motor Co., Ltd.	900	12,011
Denso Corp.	2,400	91,227
F.C.C. Co., Ltd.	160,100	2,676,225
Fuji Heavy Industries Ltd.	50,200	1,648,316
Honda Motor Co., Ltd.	504,507	13,614,509
Isuzu Motors Ltd.	2,900	31,031
Koito Manufacturing Co., Ltd.	485	21,012
Mazda Motor Corp.	2,700	41,138
Mitsubishi Motors Corp.	3,100	12,475
Musashi Seimitsu Industry Co., Ltd.	177,000	3,378,609
NGK Spark Plug Co., Ltd.	900	17,949
NHK Spring Co., Ltd.	1,000	8,802
Nifco, Inc.	346,600	16,544,439
Nissan Motor Co., Ltd.	12,200	108,263
NOK Corp.	400	6,629
Stanley Electric Co., Ltd.	700	14,233
Sumitomo Electric Industries Ltd.	3,700	44,510
Sumitomo Rubber Industries Ltd.	800	12,179
Suzuki Motor Corp.	1,800	49,326
The Yokohama Rubber Co., Ltd.	500	8,382
Toyoda Gosei Co., Ltd.	400	7,376
Toyota Industries Corp.	814	35,318
Toyota Motor Corp.	197,477	10,010,051
Yamaha Motor Co., Ltd.	1,300	21,279
		48,571,933
Security	Number of Shares	Value ($)
Banks 0.6%
Aozora Bank Ltd.	5,000	17,740
Concordia Financial Group Ltd. *	5,900	28,413
Fukuoka Financial Group, Inc.	4,000	13,674
Hokuhoku Financial Group, Inc.	5,000	6,295
Japan Post Bank Co., Ltd.	2,000	24,418
Kyushu Financial Group, Inc.	2,100	11,023
Mitsubishi UFJ Financial Group, Inc.	62,700	289,349
Mizuho Financial Group, Inc.	115,900	173,724
Resona Holdings, Inc.	10,700	37,827
Seven Bank Ltd.	2,900	12,323
Shinsei Bank Ltd.	9,000	12,614
Sumitomo Mitsui Financial Group, Inc.	308,300	9,277,268
Sumitomo Mitsui Trust Holdings, Inc.	16,000	49,182
Suruga Bank Ltd.	900	17,500
The Bank of Kyoto Ltd.	2,000	13,415
The Chiba Bank Ltd.	3,000	15,150
The Chugoku Bank Ltd.	700	7,236
The Gunma Bank Ltd.	2,050	8,117
The Hachijuni Bank Ltd.	2,311	10,103
The Hiroshima Bank Ltd.	2,086	7,552
The Iyo Bank Ltd.	1,400	9,200
The Joyo Bank Ltd.	3,000	10,455
The Shizuoka Bank Ltd.	2,454	18,188
Yamaguchi Financial Group, Inc.	1,274	11,842
		10,082,608
Capital Goods 2.0%
Amada Holdings Co., Ltd.	1,626	16,336
Asahi Glass Co., Ltd.	5,000	29,282
Daifuku Co., Ltd.	32,715	585,103
Daikin Industries Ltd.	43,200	3,429,171
FANUC Corp.	999	147,574
Fuji Electric Co., Ltd.	3,000	12,766
Hino Motors Ltd.	1,300	12,544
Hitachi Construction Machinery Co., Ltd.	500	7,938
Hoshizaki Electric Co., Ltd.	53,600	4,498,284
IHI Corp.	6,000	13,011
ITOCHU Corp.	7,729	98,225
JGC Corp.	1,000	17,055
JTEKT Corp.	1,000	12,734
Kajima Corp.	4,000	24,849
Kawasaki Heavy Industries Ltd.	7,000	19,632
Keihan Holdings Co., Ltd.	2,126	15,416
Komatsu Ltd.	368,500	6,328,955
Kubota Corp.	5,500	80,118
Kurita Water Industries Ltd.	600	14,428
LIXIL Group Corp.	1,300	27,220
Mabuchi Motor Co., Ltd.	200	9,955
Makita Corp.	17,000	1,072,418
Marubeni Corp.	8,045	42,705
Minebea Co., Ltd.	1,587	12,999
MISUMI Group, Inc.	630,800	8,711,205
Mitsubishi Corp.	6,649	111,760
Mitsubishi Electric Corp.	10,000	106,274
Mitsubishi Heavy Industries Ltd.	15,000	53,319
Mitsui & Co., Ltd.	8,400	102,608
Nabtesco Corp.	700	15,791
NGK Insulators Ltd.	1,000	20,537

See financial notes    43

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nidec Corp.	1,100	80,601
NSK Ltd.	2,300	20,074
Obayashi Corp.	3,200	31,361
Penta-Ocean Construction Co., Ltd.	1,146,700	5,163,948
Seibu Holdings, Inc.	600	12,658
Shimizu Corp.	3,000	26,888
SMC Corp.	237	57,795
Sumitomo Corp.	5,500	58,147
Sumitomo Heavy Industries Ltd.	3,000	12,608
Taisei Corp.	247,000	1,685,907
THK Co., Ltd.	500	9,931
Toshiba Corp. *	20,000	42,299
TOTO Ltd.	700	23,737
Toyota Tsusho Corp.	1,100	24,898
		32,901,064
Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	3,000	28,135
Park24 Co., Ltd.	600	16,817
Recruit Holdings Co., Ltd.	700	21,627
Secom Co., Ltd.	14,100	1,083,515
Sohgo Security Services Co., Ltd.	97,900	5,436,377
Temp Holdings Co., Ltd.	34,600	519,402
Toppan Printing Co., Ltd.	2,261	19,333
		7,125,206
Consumer Durables & Apparel 0.1%
Asics Corp.	700	13,864
Bandai Namco Holdings, Inc.	900	19,160
Casio Computer Co., Ltd.	54,736	1,041,457
Haseko Corp.	41,700	377,075
Iida Group Holdings Co., Ltd.	713	13,316
Nikon Corp.	1,700	24,781
Panasonic Corp.	10,800	96,316
Rinnai Corp.	200	17,650
Sankyo Co., Ltd.	200	7,572
Sega Sammy Holdings, Inc.	800	8,711
Sekisui Chemical Co., Ltd.	2,082	26,021
Sekisui House Ltd.	2,955	51,309
Shimano, Inc.	345	49,498
Sony Corp.	6,200	150,174
Yamaha Corp.	800	22,960
		1,919,864
Consumer Services 0.2%
Benesse Holdings, Inc.	300	8,512
Kyoritsu Maintenance Co., Ltd.	32,400	2,463,986
McDonald's Holdings Co., Ltd.	400	9,993
Oriental Land Co., Ltd.	1,000	69,440
		2,551,931
Diversified Financials 2.5%
Acom Co., Ltd. *	2,000	10,433
AEON Financial Service Co., Ltd.	600	13,391
Credit Saison Co., Ltd.	711	13,074
Daiwa Securities Group, Inc.	1,782,000	10,378,052
Japan Exchange Group, Inc.	2,700	40,212
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,900	12,639
Nihon M&A Center, Inc.	141,000	8,120,185
Nomura Holdings, Inc.	2,921,700	12,413,606
ORIX Corp.	311,600	4,407,560
Security	Number of Shares	Value ($)
SBI Holdings, Inc.	936	9,691
Zenkoku Hosho Co., Ltd.	132,700	4,666,919
		40,085,762
Energy 0.0%
Idemitsu Kosan Co., Ltd.	400	8,545
Inpex Corp.	4,600	36,569
JX Holdings, Inc.	10,900	46,847
Showa Shell Sekiyu K.K.	1,200	12,523
TonenGeneral Sekiyu K.K.	1,367	12,948
		117,432
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	3,200	47,953
FamilyMart Co., Ltd.	300	15,832
Lawson, Inc.	9,929	768,537
Seven & i Holdings Co., Ltd.	3,700	150,969
Tsuruha Holdings, Inc.	51,300	4,920,469
		5,903,760
Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	2,778	64,034
Ariake Japan Co., Ltd.	79,700	4,415,575
Asahi Group Holdings Ltd.	1,900	60,300
Calbee, Inc.	400	15,572
Japan Tobacco, Inc.	60,700	2,480,076
Kikkoman Corp.	314	10,005
Kirin Holdings Co., Ltd.	4,000	57,691
MEIJI Holdings Co., Ltd.	600	46,237
NH Foods Ltd.	409	9,116
Nisshin Seifun Group, Inc.	1,000	16,371
Nissin Foods Holdings Co., Ltd.	300	13,927
Suntory Beverage & Food Ltd.	700	30,578
Toyo Suisan Kaisha Ltd.	465	16,423
Yakult Honsha Co., Ltd.	400	19,828
Yamazaki Baking Co., Ltd.	1,000	23,673
		7,279,406
Health Care Equipment & Services 0.8%
Alfresa Holdings Corp.	800	15,406
Asahi Intecc Co., Ltd.	55,000	2,645,962
Hogy Medical Co., Ltd.	78,800	4,388,517
Hoya Corp.	44,400	1,700,265
M3, Inc.	36,100	973,850
Medipal Holdings Corp.	600	9,493
Miraca Holdings, Inc.	86,800	3,688,750
Olympus Corp.	1,400	54,539
Suzuken Co., Ltd.	400	13,707
Sysmex Corp.	700	43,777
Terumo Corp.	1,500	57,023
		13,591,289
Household & Personal Products 0.6%
Kao Corp.	60,000	3,319,019
Kose Corp.	200	18,293
Lion Corp.	343,000	4,220,340
Pigeon Corp.	82,400	2,164,289
Pola Orbis Holdings, Inc.	6,000	477,169
Shiseido Co., Ltd.	1,800	40,033
Unicharm Corp.	1,800	37,208
		10,276,351
Insurance 0.3%
Anicom Holdings, Inc.	170,900	4,010,485
Japan Post Holdings Co., Ltd.	2,200	29,640

44    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MS&AD Insurance Group Holdings, Inc.	2,510	66,293
Sompo Japan Nipponkoa Holdings, Inc.	1,600	42,010
Sony Financial Holdings, Inc.	900	11,127
T&D Holdings, Inc.	2,800	26,803
The Dai-ichi Life Insurance Co., Ltd.	5,300	63,704
Tokio Marine Holdings, Inc.	3,400	111,256
		4,361,318
Materials 0.1%
Air Water, Inc.	1,278	19,199
Asahi Kasei Corp.	6,463	44,221
Daicel Corp.	81,800	1,021,841
Hitachi Chemical Co., Ltd.	500	8,397
Hitachi Metals Ltd.	1,000	10,154
JFE Holdings, Inc.	2,400	33,680
JSR Corp.	900	12,337
Kaneka Corp.	1,337	11,190
Kansai Paint Co., Ltd.	1,073	18,766
Kobe Steel Ltd.	14,000	13,443
Kuraray Co., Ltd.	1,700	21,553
Maruichi Steel Tube Ltd.	200	5,817
Mitsubishi Chemical Holdings Corp.	6,600	34,442
Mitsubishi Gas Chemical Co., Inc.	2,000	10,968
Mitsubishi Materials Corp.	5,049	16,014
Mitsui Chemicals, Inc.	4,000	13,266
Nippon Paint Holdings Co., Ltd.	700	18,380
Nippon Steel & Sumitomo Metal Corp.	3,800	79,070
Nissan Chemical Industries Ltd.	25,800	689,065
Nitto Denko Corp.	800	43,096
Oji Holdings Corp.	4,000	16,426
Shin-Etsu Chemical Co., Ltd.	2,024	113,362
Sumitomo Chemical Co., Ltd.	7,000	31,639
Sumitomo Metal Mining Co., Ltd.	2,000	22,565
Taiheiyo Cement Corp.	6,000	15,876
Taiyo Nippon Sanso Corp.	629	5,808
Teijin Ltd.	5,000	17,901
Toray Industries, Inc.	7,000	58,470
Toyo Seikan Group Holdings Ltd.	800	15,772
		2,422,718
Media 0.0%
Dentsu, Inc.	1,100	55,890
Hakuhodo DY Holdings, Inc.	1,100	12,401
Toho Co., Ltd.	700	17,741
		86,032
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Astellas Pharma, Inc.	10,400	140,219
Chugai Pharmaceutical Co., Ltd.	1,100	37,071
Daiichi Sankyo Co., Ltd.	3,100	73,059
Eisai Co., Ltd.	1,200	74,280
Hisamitsu Pharmaceutical Co., Inc.	300	14,193
Kyowa Hakko Kirin Co., Ltd.	1,200	21,334
Mitsubishi Tanabe Pharma Corp.	1,100	19,585
Ono Pharmaceutical Co., Ltd.	2,000	90,116
Otsuka Holdings Co., Ltd.	1,900	74,070
Santen Pharmaceutical Co., Ltd.	1,800	25,797
Sawai Pharmaceutical Co., Ltd.	7,600	489,591
Shionogi & Co., Ltd.	44,800	2,286,688
Sumitomo Dainippon Pharma Co., Ltd.	800	10,298
Security	Number of Shares	Value ($)
Taisho Pharmaceutical Holdings Co., Ltd.	200	16,427
Takeda Pharmaceutical Co., Ltd.	3,900	186,271
		3,558,999
Real Estate 1.1%
Aeon Mall Co., Ltd.	500	6,877
Daito Trust Construction Co., Ltd.	6,100	862,736
Daiwa House Industry Co., Ltd.	106,900	2,856,016
Hulic Co., Ltd.	1,500	14,929
Invincible Investment Corp.	7,830	5,945,562
Japan Prime Realty Investment Corp.	4	17,632
Japan Real Estate Investment Corp.	6	37,362
Japan Retail Fund Investment Corp.	13	31,939
Mitsubishi Estate Co., Ltd.	6,587	125,170
Mitsui Fudosan Co., Ltd.	5,000	122,112
Nippon Building Fund, Inc.	7	44,345
Nippon Prologis REIT, Inc.	249	597,061
Nomura Real Estate Holdings, Inc.	700	12,793
Nomura Real Estate Master Fund, Inc.	17	26,669
NTT Urban Development Corp.	700	6,551
Open House Co., Ltd.	213,100	4,529,782
Sumitomo Realty & Development Co., Ltd.	66,495	1,933,426
Tokyo Tatemono Co., Ltd.	1,200	15,844
Tokyu Fudosan Holdings Corp.	2,300	15,637
United Urban Investment Corp.	13	22,438
		17,224,881
Retailing 0.7%
ABC-Mart, Inc.	100	6,489
Bic Camera, Inc.	408,000	3,974,012
Don Quijote Holdings Co., Ltd.	600	21,346
Fast Retailing Co., Ltd.	230	60,560
Gulliver International Co., Ltd.	201,400	1,979,699
Hikari Tsushin, Inc.	100	7,490
Isetan Mitsukoshi Holdings Ltd.	1,721	18,263
J. Front Retailing Co., Ltd.	1,100	13,215
Marui Group Co., Ltd.	1,000	15,278
Nitori Holdings Co., Ltd.	6,705	623,691
Rakuten, Inc.	4,600	50,008
Ryohin Keikaku Co., Ltd.	16,900	3,764,705
Sanrio Co., Ltd.	300	5,898
Shimamura Co., Ltd.	142	19,169
Takashimaya Co., Ltd.	1,000	7,301
USS Co., Ltd.	1,100	17,400
Yamada Denki Co., Ltd.	3,300	16,613
		10,601,137
Semiconductors & Semiconductor Equipment 0.3%
Rohm Co., Ltd.	500	21,638
Tokyo Electron Ltd.	800	52,874
Ulvac, Inc.	141,700	4,344,760
		4,419,272
Software & Services 0.6%
Dip Corp.	168,400	3,969,978
Fujitsu Ltd.	9,000	31,447
GungHo Online Entertainment, Inc.	3,100	8,114
Istyle, Inc.	490,400	3,575,028

See financial notes    45

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
IT Holdings Corp.	22,200	524,623
Itochu Techno-Solutions Corp.	200	3,919
Kakaku.com, Inc.	700	12,608
Konami Holdings Corp.	400	12,612
Mixi, Inc.	201	6,868
Nexon Co., Ltd.	600	9,009
Nintendo Co., Ltd.	500	67,700
Nomura Research Institute Ltd.	600	21,048
NTT Data Corp.	600	31,236
Obic Co., Ltd.	300	15,768
Oracle Corp., Japan	200	10,773
Otsuka Corp.	300	14,306
SCSK Corp.	18,300	663,757
Trend Micro, Inc.	500	18,962
Yahoo Japan Corp.	6,900	30,867
		9,028,623
Technology Hardware & Equipment 1.0%
Alps Electric Co., Ltd.	28,800	497,770
Brother Industries Ltd.	1,100	12,470
Canon, Inc.	5,265	147,224
Citizen Holdings Co., Ltd.	1,500	8,461
FUJIFILM Holdings Corp.	2,300	94,411
Hamamatsu Photonics K.K.	700	19,454
Hirose Electric Co., Ltd.	100	12,095
Hitachi High-Technologies Corp.	400	10,823
Hitachi Ltd.	23,322	106,867
Keyence Corp.	4,000	2,397,572
Konica Minolta, Inc.	2,200	18,989
Kyocera Corp.	1,600	79,392
Murata Manufacturing Co., Ltd.	21,824	2,846,095
NEC Corp.	13,000	31,639
Nippon Electric Glass Co., Ltd.	2,000	10,589
Omron Corp.	282,600	8,968,838
Ricoh Co., Ltd.	3,500	35,668
Seiko Epson Corp.	1,400	22,942
Shimadzu Corp.	1,000	14,967
TDK Corp.	600	35,108
Yaskawa Electric Corp.	1,121	13,128
Yokogawa Electric Corp.	1,000	10,744
		15,395,246
Telecommunication Services 0.3%
KDDI Corp.	163,100	4,698,215
Nippon Telegraph & Telephone Corp.	3,400	152,151
NTT DOCOMO, Inc.	7,000	167,888
SoftBank Group Corp.	4,731	254,388
		5,272,642
Transportation 0.0%
ANA Holdings, Inc.	5,409	15,104
Central Japan Railway Co.	700	122,623
East Japan Railway Co.	1,638	144,105
Hankyu Hanshin Holdings, Inc.	6,000	38,031
Japan Airlines Co., Ltd.	600	21,597
Japan Airport Terminal Co., Ltd.	200	7,137
Kamigumi Co., Ltd.	1,000	8,966
Keikyu Corp.	2,000	18,104
Keio Corp.	3,000	26,424
Keisei Electric Railway Co., Ltd.	1,266	17,417
Kintetsu Group Holdings Co., Ltd.	9,000	37,013
Mitsubishi Logistics Corp.	1,000	13,671
Mitsui O.S.K. Lines, Ltd.	7,000	14,875
Security	Number of Shares	Value ($)
Nagoya Railroad Co., Ltd.	4,000	20,174
Nippon Express Co., Ltd.	4,000	18,254
Nippon Yusen K.K.	8,000	15,672
Odakyu Electric Railway Co., Ltd.	3,000	32,578
Tobu Railway Co., Ltd.	5,000	25,625
Tokyu Corp.	6,000	52,002
West Japan Railway Co.	841	50,768
Yamato Holdings Co., Ltd.	1,700	34,287
		734,427
Utilities 0.0%
Chubu Electric Power Co., Inc.	3,131	41,242
Electric Power Development Co., Ltd.	700	21,097
Hokuriku Electric Power Co.	800	10,478
Kyushu Electric Power Co., Inc.	2,100	21,077
Osaka Gas Co., Ltd.	9,000	32,447
Shikoku Electric Power Co., Inc.	900	11,109
The Chugoku Electric Power Co., Inc.	1,400	18,170
The Kansai Electric Power Co., Inc. *	3,400	29,944
Toho Gas Co., Ltd.	2,330	15,909
Tohoku Electric Power Co., Inc.	2,200	28,127
Tokyo Electric Power Co. Holdings, Inc. *	7,000	37,491
Tokyo Gas Co., Ltd.	11,000	48,550
		315,641
		253,827,542
Luxembourg 0.3%
Materials 0.3%
APERAM S.A.	105,470	4,152,085
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	334	19,338
		4,171,423
Malaysia 0.2%
Software & Services 0.2%
My EG Services Berhad	7,893,700	4,056,786
Mexico 1.1%
Banks 0.1%
Banregio Grupo Financiero S.A.B de C.V.	396,800	2,377,850
Consumer Services 0.3%
Alsea S.A.B. de C.V.	1,195,020	4,576,662
Food, Beverage & Tobacco 0.1%
Arca Continental S.A.B. de C.V.	119,873	827,457
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,684	716,226
		1,543,683
Media 0.3%
Grupo Televisa S.A.B. ADR	188,400	5,506,932

46    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.3%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR *	201,370	4,204,606
		18,209,733
Netherlands 1.9%
Banks 0.0%
ING Groep N.V. CVA	19,037	233,268
Capital Goods 0.7%
AerCap Holdings N.V. *	429	17,164
Boskalis Westminster N.V.	51,032	2,128,189
Koninklijke Philips N.V.	171,919	4,724,089
TKH Group N.V.	105,430	4,168,293
		11,037,735
Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	619	33,263
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings N.V.	272,586	1,705,170
Energy 0.0%
Koninklijke Vopak N.V.	333	18,105
Food & Staples Retailing 0.0%
Koninklijke Ahold N.V.	4,113	89,557
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	487	40,205
Heineken N.V.	1,135	106,494
Refresco Gerber N.V. *(e)	129,402	2,395,938
		2,542,637
Household & Personal Products 0.0%
Unilever N.V. CVA	8,011	351,922
Insurance 0.0%
Aegon N.V.	9,094	52,284
NN Group N.V.	1,552	53,874
		106,158
Materials 0.1%
Akzo Nobel N.V.	22,624	1,607,358
ArcelorMittal	8,401	47,425
Koninklijke DSM N.V.	896	54,994
OCI N.V. *	395	7,805
		1,717,582
Media 0.2%
Altice N.V., Class A *	1,782	27,015
Altice N.V., Class B *	586	8,957
RELX N.V.	4,851	81,466
Wolters Kluwer N.V.	77,624	2,956,902
		3,074,340
Real Estate 0.2%
Unibail-Rodamco SE	7,995	2,143,022
Retailing 0.0%
GrandVision N.V. (e)	15,961	438,356
Semiconductors & Semiconductor Equipment 0.4%
ASML Holding N.V.	37,406	3,615,506
NXP Semiconductors N.V. *	35,851	3,057,373
		6,672,879
Software & Services 0.0%
Gemalto N.V.	391	25,416
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	15,616	61,365
Transportation 0.0%
TNT Express N.V. *	2,248	20,407
		30,271,182
New Zealand 1.1%
Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	920,409	3,140,100
Food, Beverage & Tobacco 0.0%
a2 Milk Co., Ltd. *	485,940	589,497
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	1,607	10,017
Materials 0.0%
Fletcher Building Ltd.	3,179	18,480
Telecommunication Services 0.0%
Spark New Zealand Ltd.	8,522	22,036
Transportation 0.6%
Auckland International Airport Ltd.	2,126,987	9,124,168
Utilities 0.3%
Contact Energy Ltd.	4,338	15,392
Meridian Energy Ltd.	5,457	10,080
Mighty River Power Ltd.	2,476,909	5,226,510
		5,251,982
		18,156,280
Norway 0.2%
Banks 0.0%
DNB A.S.A.	4,765	60,975
Energy 0.1%
Det Norske Oljeselskap A.S.A *	309,370	2,752,480
Statoil A.S.A.	5,442	95,786
		2,848,266
Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	3,938	34,379
Insurance 0.1%
Gjensidige Forsikring A.S.A.	49,275	843,622
Materials 0.0%
Norsk Hydro A.S.A.	6,498	28,273
Yara International A.S.A.	864	34,558
		62,831
Media 0.0%
Schibsted A.S.A., B Shares *	394	11,211
Schibsted A.S.A., Class A	328	9,559
		20,770
Telecommunication Services 0.0%
Telenor A.S.A.	3,661	62,992
		3,933,835
Papua New Guinea 0.0%
Energy 0.0%
Oil Search Ltd.	6,621	35,103

See financial notes    47

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Peru 0.1%
Banks 0.1%
Credicorp Ltd.	15,435	2,244,558
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	391,289	17,384
Banco Espirito Santo S.A. - Reg'd *(a)	42,176	—
		17,384
Energy 0.0%
Galp Energia, SGPS, S.A.	2,226	30,584
Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	75,349	1,233,639
Utilities 0.0%
EDP - Energias de Portugal S.A.	11,189	39,778
		1,321,385
Republic of Korea 2.2%
Capital Goods 0.2%
LIG Nex1 Co., Ltd.	37,430	2,920,700
Energy 0.1%
SK Innovation Co., Ltd.	13,254	1,790,050
Food, Beverage & Tobacco 0.3%
Hite Jinro Co., Ltd.	179,240	4,391,342
KT&G Corp	6,589	709,867
		5,101,209
Health Care Equipment & Services 0.3%
Osstem Implant Co., Ltd. *	51,290	3,211,565
Vieworks Co., Ltd.	45,360	1,999,241
		5,210,806
Household & Personal Products 0.0%
Amorepacific Corp.	1,760	627,685
Materials 0.1%
LG Chem Ltd.	5,868	1,522,125
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Caregen Co., Ltd.	21,590	2,049,651
Medy-Tox, Inc.	11,230	4,151,334
		6,200,985
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	33,450	820,455
Technology Hardware & Equipment 0.7%
Samsung Electronics Co., Ltd.	10,735	11,699,332
		35,893,347
Singapore 2.7%
Banks 0.0%
DBS Group Holdings Ltd.	8,616	97,456
Oversea-Chinese Banking Corp., Ltd.	15,238	98,988
United Overseas Bank Ltd.	6,300	86,818
		283,262
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	1,209	66,679
Keppel Corp., Ltd.	7,000	27,974
Noble Group Ltd. *	34,000	11,527
Sarine Technologies Ltd. (f)	1,928,800	2,366,450
Sembcorp Industries Ltd.	4,200	8,977
Sembcorp Marine Ltd.	3,100	3,830
Singapore Technologies Engineering Ltd.	7,400	17,664
Yangzijiang Shipbuilding Holdings Ltd.	7,700	5,645
		2,508,746
Consumer Services 0.0%
Genting Singapore plc	28,700	17,323
Diversified Financials 0.0%
Singapore Exchange Ltd.	3,900	21,768
Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	70,000	20,765
Wilmar International Ltd.	9,300	25,547
		46,312
Media 0.0%
Singapore Press Holdings Ltd.	7,500	22,576
Real Estate 1.2%
Ascendas Real Estate Investment Trust	4,978,433	9,086,069
CapitaLand Commercial Trust Ltd.	8,700	9,230
CapitaLand Ltd.	12,400	28,563
CapitaLand Mall Trust	6,460,300	9,917,532
City Developments Ltd.	1,927	11,919
Global Logistic Properties Ltd.	15,200	21,554
Suntec Real Estate Investment Trust	11,824	14,773
UOL Group Ltd.	2,100	9,563
		19,099,203
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	24,411	697,907
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	923,800	2,641,478
StarHub Ltd.	2,500	6,141
		2,647,619
Transportation 1.0%
ComfortDelGro Corp., Ltd.	10,100	21,647
Hutchison Port Holdings Trust, Class U	34,100	15,138
SATS Ltd.	2,849,600	8,677,682
SIA Engineering Co., Ltd. (f)	2,858,600	8,051,772
Singapore Airlines Ltd.	2,631	22,460
		16,788,699
Utilities 0.1%
Hyflux Ltd.	2,370,800	1,089,149
		43,222,564
South Africa 0.3%
Capital Goods 0.1%
The Bidvest Group Ltd.	32,115	815,928

48    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
The SPAR Group Ltd.	30,000	448,359
Insurance 0.1%
Sanlam Ltd.	169,858	824,893
Media 0.1%
Naspers Ltd., N Shares	16,467	2,266,045
		4,355,225
Spain 0.8%
Banks 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	147,189	1,011,454
Banco De Sabadell S.A. *(a)	718	1,375
Banco De Sabadell S.A.	24,703	47,333
Banco Popular Espanol S.A.	8,368	22,817
Banco Santander S.A.	70,989	360,505
Bankia S.A.	22,259	20,764
Bankinter S.A.	204,053	1,557,495
CaixaBank S.A.	12,875	38,866
		3,060,609
Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	928	30,779
Ferrovial S.A.	2,374	51,219
Zardoya Otis S.A.	848	9,011
		91,009
Commercial & Professional Supplies 0.2%
Prosegur Cia de Seguridad S.A. - Reg'd	525,989	3,046,951
Energy 0.0%
Repsol S.A.	5,354	70,547
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion S.A. *	129,775	722,115
Insurance 0.0%
Mapfre S.A.	5,208	13,248
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,442	31,440
Retailing 0.1%
Industria de Diseno Textil S.A.	64,742	2,083,758
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	55,590	2,534,924
Telecommunication Services 0.0%
Telefonica S.A.	22,172	242,544
Transportation 0.0%
Abertis Infraestructuras S.A.	2,516	42,476
Aena S.A. *(e)	334	47,713
International Consolidated Airlines Group S.A.	3,927	30,282
		120,471
Utilities 0.0%
Enagas S.A.	1,048	31,996
Endesa S.A.	1,535	32,296
Gas Natural SDG S.A.	1,692	35,283
Security	Number of Shares	Value ($)
Iberdrola S.A.	27,006	192,249
Red Electrica Corp. S.A.	535	47,847
		339,671
		12,357,287
Sweden 4.1%
Banks 0.2%
Nordea Bank AB	14,956	145,374
Skandinaviska Enskilda Banken AB, A Shares	7,407	70,816
Svenska Handelsbanken AB, A Shares	7,381	98,464
Swedbank AB, A Shares	110,123	2,377,424
		2,692,078
Capital Goods 2.0%
Alfa Laval AB	1,419	22,389
Assa Abloy AB, Class B	76,705	1,611,745
Atlas Copco AB, A Shares	75,544	1,957,137
Atlas Copco AB, B Shares	166,329	3,996,207
Eltel AB *(e)	448,409	5,374,464
Indutrade AB	35,490	1,991,328
Inwido AB	198,338	2,498,733
Saab AB, Class B	223,250	7,646,822
Sandvik AB	5,267	54,114
Skanska AB, B Shares	1,836	40,467
SKF AB, B Shares	350,023	6,450,104
Volvo AB, B Shares	7,517	88,150
		31,731,660
Commercial & Professional Supplies 0.7%
AF AB, B Shares (f)	512,320	8,787,419
Intrum Justitia AB	22,958	825,257
Loomis AB, Class B	80,500	2,236,064
Securitas AB, B Shares	1,527	24,145
		11,872,885
Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	1,162	33,768
Husqvarna AB, B Shares	2,486	19,841
		53,609
Diversified Financials 0.1%
Avanza Bank Holding AB	49,880	1,961,418
Industrivarden AB, C Shares	809	14,746
Investment AB Kinnevik, B Shares	1,137	32,755
Investor AB, B Shares	2,221	81,600
		2,090,519
Energy 0.0%
Lundin Petroleum AB *	1,100	20,638
Food & Staples Retailing 0.0%
ICA Gruppen AB	464	15,256
Food, Beverage & Tobacco 0.3%
AAK AB	65,300	4,938,689
Swedish Match AB	949	30,142
		4,968,831
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	976	20,670
Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	2,981	94,055

See financial notes    49

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
BillerudKorsnas AB	28,097	436,945
Boliden AB	1,281	22,405
Hexpol AB	53,801	556,808
		1,016,158
Real Estate 0.3%
Fastighets AB Balder, B Shares *	187,910	4,793,039
Retailing 0.3%
Hennes & Mauritz AB, B Shares	163,473	5,821,330
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	43,927	1,754,654
Telefonaktiebolaget LM Ericsson, B Shares	14,984	121,406
		1,876,060
Telecommunication Services 0.0%
Tele2 AB, B Shares	1,422	13,587
Telia Co. AB	12,668	60,585
		74,172
		67,140,960
Switzerland 5.8%
Capital Goods 0.8%
ABB Ltd. - Reg'd *	10,820	229,062
Belimo Holding AG - Reg'd	717	2,047,931
Burckhardt Compression Holding AG	19,422	6,922,794
Daetwyler Holding AG	20,915	3,111,422
Geberit AG - Reg'd	187	71,945
Schindler Holding AG	214	39,028
Schindler Holding AG - Reg'd	99	18,214
Sulzer AG - Reg'd	69	6,299
		12,446,695
Commercial & Professional Supplies 0.0%
Adecco S.A. - Reg'd	808	52,159
SGS S.A. - Reg'd	27	59,532
		111,691
Consumer Durables & Apparel 0.9%
Cie Financiere Richemont S.A. - Reg'd	124,969	8,332,959
The Swatch Group AG - Bearer Shares	17,620	6,011,617
The Swatch Group AG - Reg'd	240	16,057
		14,360,633
Diversified Financials 1.4%
Credit Suisse Group AG - Reg'd *	1,172,932	17,850,217
Julius Baer Group Ltd. *	1,091	46,756
Pargesa Holding S.A.	144	10,019
Partners Group Holding AG	9,417	3,883,932
UBS Group AG - Reg’d	17,987	311,813
		22,102,737
Food, Beverage & Tobacco 0.1%
Aryzta AG *	407	15,831
Barry Callebaut AG - Reg'd *	11	12,941
Chocoladefabriken Lindt & Sprungli AG	5	30,637
Security	Number of Shares	Value ($)
Chocoladefabriken Lindt & Sprungli AG - Reg'd	1	73,207
Nestle S.A. - Reg'd	23,870	1,781,648
		1,914,264
Health Care Equipment & Services 0.7%
Sonova Holding AG - Reg'd	260	34,808
Straumann Holding AG - Reg'd	26,163	9,083,411
Ypsomed Holding AG - Reg’d *	19,580	2,920,236
		12,038,455
Insurance 0.0%
Baloise Holding AG - Reg'd	244	30,245
Swiss Life Holding AG - Reg'd *	159	40,214
Swiss Re AG	1,733	154,027
Zurich Insurance Group AG *	740	166,044
		390,530
Materials 0.8%
Clariant AG - Reg'd *	82,773	1,568,265
EMS-Chemie Holding AG - Reg'd	40	19,795
Givaudan S.A. - Reg'd	45	88,824
LafargeHolcim Ltd. - Reg'd *	227,803	11,566,805
Sika AG	11	46,881
Syngenta AG - Reg'd	458	183,733
		13,474,303
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Actelion Ltd. - Reg'd *	21,038	3,409,841
Galenica AG - Reg'd	19	27,816
Lonza Group AG - Reg'd *	13,666	2,279,328
Novartis AG - Reg'd	11,184	851,127
Roche Holding AG	3,453	873,641
		7,441,753
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	323	28,316
Retailing 0.0%
Dufry AG - Reg'd *	197	25,968
Software & Services 0.3%
Luxoft Holding, Inc. *	7,307	422,417
Temenos Group AG - Reg'd *	78,570	4,077,318
		4,499,735
Technology Hardware & Equipment 0.1%
Logitech International S.A. - Reg'd	50,642	778,090
Telecommunication Services 0.0%
Swisscom AG - Reg'd	126	64,031
Transportation 0.2%
Kuehne & Nagel International AG - Reg'd	26,261	3,789,862
		93,467,063
Taiwan 1.5%
Automobiles & Components 0.5%
Hota Industrial Manufacturing Co., Ltd.	888,000	4,248,690
Tung Thih Electronic Co., Ltd.	264,000	4,692,319
		8,941,009
Capital Goods 0.3%
Airtac International Group	656,000	4,334,733

50    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.6%
Chipbond Technology Corp.	275,000	364,889
Land Mark Optoelectronics Corp.	268,000	3,933,985
Taiwan Semiconductor Manufacturing Co., Ltd.	282,000	1,295,612
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	171,444	4,044,364
		9,638,850
Technology Hardware & Equipment 0.1%
Catcher Technology Co., Ltd.	108,000	755,875
Largan Precision Co., Ltd.	18,000	1,256,473
		2,012,348
		24,926,940
Turkey 0.1%
Banks 0.1%
Turkiye Garanti Bankasi A/S	460,394	1,417,192
United Arab Emirates 0.1%
Banks 0.1%
Dubai Islamic Bank PJSC	554,704	875,479
United Kingdom 16.9%
Automobiles & Components 0.0%
GKN plc	8,280	33,790
Banks 0.6%
Barclays plc	82,659	207,537
HSBC Holdings plc	96,279	638,029
Lloyds Banking Group plc	8,083,263	7,933,808
Royal Bank of Scotland Group plc *	16,930	56,958
Standard Chartered plc	16,130	130,373
		8,966,705
Capital Goods 4.3%
Ashtead Group plc	518,032	6,889,518
BAE Systems plc	15,593	108,787
Bodycote plc	336,858	2,940,660
Brammer plc	852,012	2,172,382
Bunzl plc	58,407	1,743,333
CNH Industrial N.V.	1,452,884	11,169,596
Cobham plc	5,336	12,039
Diploma plc (f)	570,217	6,101,560
IMI plc	1,223	16,737
Interserve plc	989,931	6,185,867
Meggitt plc	566,150	3,403,894
Rolls-Royce Holdings plc *(a)	636,520	930
Rolls-Royce Holdings plc *	8,965	87,949
Rotork plc	1,624,780	4,444,963
Smiths Group plc	307,226	4,985,778
Spirax-Sarco Engineering plc	202,579	10,121,489
The Weir Group plc	953	16,740
Travis Perkins plc	1,202	32,520
Ultra Electronics Holdings plc	151,415	3,910,039
Wolseley plc	83,784	4,692,916
		69,037,697
Commercial & Professional Supplies 1.5%
Aggreko plc	1,153	18,353
Babcock International Group plc	60,664	841,835
Security	Number of Shares	Value ($)
Capita plc	3,240	47,472
Experian plc	433,220	7,938,656
G4S plc	1,402,166	3,866,497
Intertek Group plc	33,582	1,602,052
Regus plc	1,191,340	5,097,399
Rentokil Initial Plc	2,060,870	5,310,798
		24,723,062
Consumer Durables & Apparel 0.7%
Barratt Developments plc	4,964	38,657
Bellway plc	219,780	7,869,716
Berkeley Group Holdings plc	28,139	1,233,065
Burberry Group plc	124,649	2,170,334
Persimmon plc	1,481	43,076
Taylor Wimpey plc	15,720	42,406
		11,397,254
Consumer Services 1.1%
Carnival plc	936	46,687
Compass Group plc	218,384	3,889,066
Domino's Pizza Group plc	274,810	3,694,725
Greene King plc	753,000	9,011,914
InterContinental Hotels Group plc	1,167	46,639
Merlin Entertainments plc (e)	3,460	21,856
TUI AG (g)	96,105	1,395,904
TUI AG (g)	2,409	34,967
Whitbread plc	890	50,447
William Hill plc	4,309	19,728
		18,211,933
Diversified Financials 0.7%
3i Group plc	4,699	32,593
Aberdeen Asset Management plc	4,498	19,678
Ashmore Group plc	758,210	3,407,437
Hargreaves Lansdown plc	1,260	23,723
ICAP plc	2,698	18,497
Investec plc	2,523	19,321
London Stock Exchange Group plc	1,529	60,735
Provident Financial plc	47,844	2,040,598
Schroders plc	138,701	5,105,904
Schroders plc, Non Voting Shares	1,100	31,438
		10,759,924
Energy 0.4%
BP plc	90,058	496,164
Petrofac Ltd.	1,154	14,297
Royal Dutch Shell plc, A Shares (g)	19,380	507,624
Royal Dutch Shell plc, A Shares (g)	201,112	5,312,953
Royal Dutch Shell plc, B Shares	19,484	511,550
		6,842,588
Food & Staples Retailing 0.0%
J. Sainsbury plc	6,505	27,522
Tesco plc *	40,120	100,863
WM Morrison Supermarkets plc	10,817	30,267
		158,652
Food, Beverage & Tobacco 0.8%
Associated British Foods plc	1,737	77,923
British American Tobacco plc	9,165	558,809
Coca-Cola HBC AG CDI *	966	19,801
Diageo plc	285,084	7,707,558
Greencore Group plc	765,260	4,038,421
Imperial Brands plc	4,698	255,445

See financial notes    51

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SABMiller plc	4,779	292,695
Tate & Lyle plc	2,172	18,700
		12,969,352
Health Care Equipment & Services 0.0%
Mediclinic International plc	1,955	25,867
Smith & Nephew plc	4,365	73,918
		99,785
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	32,332	3,149,749
Unilever plc	93,134	4,161,401
		7,311,150
Insurance 0.3%
Admiral Group plc	41,773	1,135,333
Aviva plc	19,927	126,247
Direct Line Insurance Group plc	6,644	35,197
Hiscox Ltd.	68,459	902,340
Legal & General Group plc	29,316	95,802
Old Mutual plc	24,031	65,335
Prudential plc	133,623	2,637,655
RSA Insurance Group plc	4,959	33,311
St. James's Place plc	2,531	32,128
Standard Life plc	9,602	45,852
		5,109,200
Materials 2.9%
Anglo American plc	6,835	76,451
Antofagasta plc	1,862	13,187
BHP Billiton plc	10,401	142,125
Croda International plc	294,964	12,993,912
Elementis plc	1,198,341	3,781,582
Essentra plc	21,340	253,793
Fresnillo plc	1,068	17,409
Glencore plc *	7,416,152	17,723,998
Johnson Matthey plc	30,468	1,287,727
Mondi plc	1,774	33,980
Randgold Resources Ltd.	455	45,449
Rexam plc	3,438	31,443
Rio Tinto plc	6,112	205,035
RPC Group plc	481,458	5,137,793
Victrex plc	258,043	5,290,787
		47,034,671
Media 0.4%
ITV plc	402,144	1,325,571
Pearson plc	4,059	47,829
RELX plc	5,447	96,500
Sky plc	5,034	69,198
UBM plc	114,955	957,768
WPP plc	179,741	4,199,216
		6,696,082
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
AstraZeneca plc	6,215	356,571
GlaxoSmithKline plc	23,928	511,400
		867,971
Real Estate 0.1%
Derwent London plc	16,357	786,153
Great Portland Estates plc	97,670	1,082,986
Hammerson plc	3,790	32,435
Intu Properties plc	4,571	20,355
Land Securities Group plc	3,855	63,852
Security	Number of Shares	Value ($)
Segro plc	3,502	21,397
The British Land Co., plc	4,746	49,935
		2,057,113
Retailing 0.1%
Dixons Carphone plc	4,729	29,438
Kingfisher plc	11,245	59,910
Marks & Spencer Group plc	8,017	49,730
Next plc	11,246	836,996
Sports Direct International plc *	1,266	7,142
WH Smith plc	19,647	481,312
		1,464,528
Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings plc	6,925	95,052
Software & Services 0.9%
Auto Trader Group plc (e)	1,164,055	6,393,373
Micro Focus International plc	41,526	928,833
Moneysupermarket.com Group plc	102,524	470,956
Rightmove plc	54,200	3,063,125
Sophos Group plc (e)	802,740	2,411,062
The Sage Group plc	172,290	1,492,355
Worldpay Group plc *(e)	6,840	26,677
		14,786,381
Technology Hardware & Equipment 1.4%
Halma plc	667,363	8,709,656
Laird plc	1,173,307	5,973,061
Oxford Instruments plc	197,401	1,903,897
Spectris plc	240,188	6,408,072
		22,994,686
Telecommunication Services 0.1%
BT Group plc	41,653	269,998
Inmarsat plc	2,172	29,552
Vodafone Group plc	130,568	420,669
		720,219
Transportation 0.0%
easyJet plc	768	16,553
Royal Mail plc	4,388	31,254
		47,807
Utilities 0.0%
Centrica plc	24,999	87,302
National Grid plc	18,416	262,771
Severn Trent plc	1,144	37,295
SSE plc	4,945	109,252
United Utilities Group plc	3,372	46,369
		542,989
		272,928,591
United States 0.5%
Insurance 0.4%
Willis Towers Watson plc	51,526	6,435,597
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	23,933	1,617,392
		8,052,989
Total Common Stock
(Cost $1,468,612,029)		1,552,858,236

52    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Preferred Stock 0.6% of net assets
Germany 0.6%
Automobiles & Components 0.0%
Bayerische Motoren Werke AG	255	20,303
Porsche Automobil Holding SE	740	41,339
Volkswagen AG	914	132,587
		194,229
Capital Goods 0.2%
Jungheinrich AG	28,940	2,730,368
Health Care Equipment & Services 0.4%
Sartorius AG	25,300	6,252,192
Household & Personal Products 0.0%
Henkel AG & Co. KGaA	878	100,284
Materials 0.0%
Fuchs Petrolub SE	349	14,945
		9,292,018
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	4,119	10,850
Telecommunication Services 0.0%
Telecom Italia S.p.A. - RSP	29,383	23,112
		33,962
Total Preferred Stock
(Cost $8,110,129)		9,325,980

Other Investment Company 2.9% of net assets
Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (b)	46,600,332	46,600,332
Total Other Investment Company
(Cost $46,600,332)		46,600,332
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.29%, 06/23/16 (c)(d)	10,000	9,998
0.32%, 06/23/16 (c)(d)	11,000	10,998
0.33%, 06/23/16 (c)(d)	20,000	19,996
Total Short-Term Investments
(Cost $40,981)		40,992

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $1,544,780,687 and the unrealized appreciation and depreciation were $173,435,620 and ($109,390,767), respectively, with a net unrealized appreciation of $64,044,853.
At 04/30/16, the values of certain foreign securities held by the fund aggregating $1,378,633,721 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $29,493,793 or 1.8% of net assets.
(f)	Illiquid security. At the period end, the value of these amounted to $40,756,313 or 2.5% of net assets.
(g)	Securities are traded on separate exchanges for the same entity.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
NZD —	New Zealand dollar
SGD —	Singapore dollar
USD —	U.S. dollar
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	339	28,169,205	1,409,704

See financial notes    53

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
12/21/2016	State Street Bank & Trust Co.	USD	1,189,182	AUD	1,578,000	(28,152)
09/21/2016	State Street Bank & Trust Co.	USD	12,378,989	CHF	11,798,000	(338,248)
07/29/2016	State Street Bank & Trust Co.	USD	13,383,190	NZD	19,252,500	(211,631)
05/04/2016	Barclays Capital, Inc.	USD	217,873	SGD	293,006	30
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(578,001)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$380,189,081	$—	$380,189,081
Brazil [1]	11,639,134	—	—	11,639,134
Canada [1]	75,102,653	—	—	75,102,653
China [1]	—	24,048,867	—	24,048,867
Software & Services	15,878,340	2,622,897	—	18,501,237
France [1]	—	121,714,048	—	121,714,048
Capital Goods	4,534,417	15,376,485	—	19,910,902
Pharmaceuticals, Biotechnology & Life Sciences	4,048,234	6,405,459	—	10,453,693
Hong Kong[1]	—	21,887,322	—	21,887,322
Consumer Services	4,941,069	3,702,352	—	8,643,421
Telecommunication Services	19,011	4,265,200	—	4,284,211
Ireland [1]	—	5,697,123	—	5,697,123
Capital Goods	736,807	—	—	736,807
Consumer Services	2,626,193	52,952	—	2,679,145
Food, Beverage & Tobacco	6,501,917	68,841	—	6,570,758
Israel [1]	—	3,245,688	—	3,245,688
Pharmaceuticals, Biotechnology & Life Sciences	2,160,530	246,869	—	2,407,399
Software & Services	4,125,428	16,685	—	4,142,113
Japan [1]	—	243,744,934	—	243,744,934
Banks	28,413	10,054,195	—	10,082,608
Mexico [1]	18,209,733	—	—	18,209,733
Netherlands [1]	—	9,666,009	—	9,666,009
Capital Goods	17,164	11,020,571	—	11,037,735
Food, Beverage & Tobacco	2,395,938	146,699	—	2,542,637
Household & Personal Products	351,922	—	—	351,922
Semiconductors & Semiconductor Equipment	3,057,373	3,615,506	—	6,672,879
Peru [1]	2,244,558	—	—	2,244,558
54    See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Singapore [1]	$—	$40,713,818	$—	$40,713,818
Capital Goods	2,366,450	142,296	—	2,508,746
South Africa[1]	—	3,906,866	—	3,906,866
Food & Staples Retailing	448,359	—	—	448,359
Spain [1]	—	9,296,678	—	9,296,678
Banks	—	3,059,234	1,375	3,060,609
Sweden [1]	—	35,409,300	—	35,409,300
Capital Goods	5,374,464	26,357,196	—	31,731,660
Switzerland [1]	—	76,520,633	—	76,520,633
Capital Goods	2,047,931	10,398,764	—	12,446,695
Software & Services	422,417	4,077,318	—	4,499,735
Taiwan [1]	—	15,288,090	—	15,288,090
Semiconductors & Semiconductor Equipment	4,044,364	5,594,486	—	9,638,850
United Kingdom[1]	—	203,890,894	—	203,890,894
Capital Goods	2,172,382	66,864,385	930	69,037,697
United States[1]	8,052,989	—	—	8,052,989
Preferred Stock[1]	—	9,325,980	—	9,325,980
Other Investment Company[1]	46,600,332	—	—	46,600,332
Short-Term Investments[1]	—	40,992	—	40,992
Total	$230,148,522	$1,378,674,713	$2,305	$1,608,825,540
Other Financial Instruments
Futures Contracts[2]	$1,409,704	$—	$—	$1,409,704
Forward Foreign Currency Exchange Contracts[2]	—	30	—	30
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($578,031)	$—	($578,031)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
See financial notes    55

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Common Stock
Australia	$58,035	$—	$1,617	$—	($59,652)	$—	$—	$—
Spain	22,567	—	(894)	1,333	(21,631)	—	—	1,375
United Kingdom	—	—	5	925	—	—	—	930
Preferred Stock
United Kingdom	2,185	(47)	—	—	(2,138)	—	—	—
Total	$82,787	($47)	$728	$2,258	($83,421)	$—	$—	$2,305
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was $48.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the the period ended April 30, 2016. The transfers in the amount of $31,586,199 and $12,760,309 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.
56    See financial notes

Laudus International MarketMasters Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $1,523,363,471)		$1,608,825,540
Foreign currency, at value (cost $2,163,306)		2,177,163
Deposit with broker for futures contracts		2,974,900
Receivables:
Investments sold		8,912,016
Dividends		5,036,377
Foreign tax reclaims		1,636,520
Fund shares sold		394,522
Interest		5,763
Unrealized appreciation on forward foreign currency exchange contracts		30
Prepaid expenses	+	372,572
Total assets		1,630,335,403
Liabilities
Payables:
Investments bought		9,109,312
Investment adviser and administrator fees		171,290
Shareholder service fees		385,517
Fund shares redeemed		3,053,765
Variation margin on futures contracts		151,528
Unrealized depreciation on forward foreign currency exchange contracts		578,031
Accrued expenses	+	339,864
Total liabilities		13,789,307
Net Assets
Total assets		1,630,335,403
Total liabilities	–	13,789,307
Net assets		$1,616,546,096
Net Assets by Source
Capital received from investors		1,567,728,890
Distributions in excess of net investment income		(5,208,401)
Net realized capital losses		(32,400,672)
Net unrealized capital appreciation		86,426,279

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$479,553,732		23,172,186		$20.70
Select Shares	$1,136,992,364		55,002,225		$20.67

See financial notes    57

Laudus International MarketMasters Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,525,334)		$15,028,773
Expenses
Investment adviser and administrator fees		10,796,659
Shareholder service fees:
Investor Shares		563,497
Select Shares		1,002,857
Custodian fees		541,128
Portfolio accounting fees		94,074
Transfer agent fees		73,623
Shareholder reports		55,291
Professional fees		41,897
Proxy fees		24,605
Registration fees		19,236
Independent trustees' fees		9,257
Interest expense		1,054
Other expenses	+	46,056
Total expenses		13,269,234
Expense reduction by CSIM and its affiliates	–	2,241,107
Net expenses	–	11,028,127
Net investment income		4,000,646
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gain tax paid of ($22))		(15,132,692)
Net realized gains on futures contracts		2,210,388
Net realized losses on foreign currency transactions	+	(153,892)
Net realized losses		(13,076,196)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gain tax of ($1,138,481))		(42,019,447)
Net change in unrealized appreciation (depreciation) on futures contracts		1,979,686
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(712,746)
Net change in unrealized appreciation (depreciation)	+	(40,752,507)
Net realized and unrealized losses		(53,828,703)
Decrease in net assets resulting from operations		($49,828,057)
58    See financial notes

Laudus International MarketMasters Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$4,000,646	$18,349,960
Net realized gains (losses)		(13,076,196)	113,949,202
Net change in unrealized appreciation (depreciation)	+	(40,752,507)	(115,270,897)
Increase (decrease) in net assets from operations		(49,828,057)	17,028,265
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(6,292,923)	(8,584,765)
Select Shares	+	(18,622,940)	(24,212,500)
Total distributions from net investment income		(24,915,863)	(32,797,265)
Distributions from net realized gains
Investor Shares		(28,099,826)	—
Select Shares	+	(72,880,802)	—
Total distributions from net realized gains		(100,980,628)	—
Total distributions		($125,896,491)	$—

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		457,200	$9,401,763	1,572,262	$36,357,838
Select Shares	+	3,581,553	73,447,938	11,333,727	263,224,442
Total shares sold		4,038,753	$82,849,701	12,905,989	$299,582,280
Shares Reinvested
Investor Shares		1,484,420	$30,682,952	358,089	$7,806,344
Select Shares	+	2,403,803	49,590,453	454,613	9,896,917
Total shares reinvested		3,888,223	$80,273,405	812,702	$17,703,261
Shares Redeemed
Investor Shares		(2,377,671)	($48,318,563)	(5,819,694)	($132,991,809)
Select Shares	+	(12,411,422)	(253,583,014)	(19,712,757)	(460,500,168)
Total shares redeemed		(14,789,093)	($301,901,577)	(25,532,451)	($593,491,977)
Net transactions in fund shares		(6,862,117)	($138,778,471)	(11,813,760)	($276,206,436)
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,036,528	$1,931,049,115	96,850,288	$2,223,024,551
Total decrease	+	(6,862,117)	(314,503,019)	(11,813,760)	(291,975,436)
End of period		78,174,411	$1,616,546,096	85,036,528	$1,931,049,115
Distributions in excess of net investment income/Net investment income not yet distributed			($5,208,401)		$15,706,816
See financial notes    59

Laudus MarketMasters Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2015 Fund
Laudus International MarketMasters Fund	Schwab Target 2020 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2025 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2030 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2035 Fund
Schwab International Index Fund®	Schwab Target 2040 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2045 Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2050 Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2055 Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund™	Schwab Fundamental US Small Company Index Fund
Schwab Core Equity Fund™	Schwab Fundamental International Large Company Index Fund
Schwab Dividend Equity Fund™	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Small-Cap Equity Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Hedged Equity Fund™	Schwab ® Monthly Income Fund — Moderate Payout
Schwab Financial Services Fund™	Schwab ® Monthly Income Fund — Enhanced Payout
Schwab Health Care Fund™	Schwab ® Monthly Income Fund — Maximum Payout
Schwab ® International Core Equity Fund

Each fund in this report offers two share classes: Investor Shares and Select Shares®. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
60

Laudus MarketMasters Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Laudus MarketMasters Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the
62

Laudus MarketMasters Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
63

Laudus MarketMasters Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2016, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds’ investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap and mid-cap stocks, for instance—the performance of a fund's investments in small-cap securities will lag these investments.
Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—bonds and small-cap stocks, for instance—the performance of a fund's investment in large- and mid-cap securities will lag these investments.
Management Risk. As with all actively managed funds, a fund is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause a fund to underperform its benchmark or other funds with a similar investment objective.
Foreign Investment Risk. A fund's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These restrictions may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
64

Laudus MarketMasters Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of price volatility associated with a fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. As a result of a fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the initial amount invested.
Multi-Manager Risk. Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund's exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or a fund may have to sell them at a loss.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%
For the period ended April 30, 2016, the aggregate advisory fee paid to CSIM by the Laudus Small-Cap MarketMasters Fund and the Laudus International MarketMasters Fund were 1.17% and 1.27%, respectively, as a percentage of each fund's average daily net assets.
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables a fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, “service providers”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
65

Laudus MarketMasters Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.20% for Select Shares and 0.25% for Investor Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.20% for Select Shares and 0.25% for Investor Shares of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Investor Shares	1.35%	1.40%
Select Shares	1.20%	1.25%
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of April 30, 2016, as applicable:
	Underlying Funds
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Schwab Target 2010 Fund	0.3%	0.2%
Schwab Target 2015 Fund	0.6%	0.4%
Schwab Target 2020 Fund	3.9%	2.5%
Schwab Target 2025 Fund	4.2%	2.5%
Schwab Target 2030 Fund	9.4%	5.2%
Schwab Target 2035 Fund	5.0%	2.5%
Schwab Target 2040 Fund	13.8%	6.5%
Schwab Target 2045 Fund	1.4%	0.6%
Schwab Target 2050 Fund	1.2%	0.5%
Schwab Target 2055 Fund	0.7%	0.3%
Schwab Monthly Income Fund - Moderate Payout	—%	0.4%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.5%
Schwab Monthly Income Fund - Maximum Payout	—%	0.1%
Schwab Balanced Fund	18.6%	—%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Laudus MarketMasters Funds
Financial Notes, unaudited (continued)
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Laudus Small-Cap MarketMasters Fund	$32,135,155	$37,296,048
Laudus International MarketMasters Fund	575,823,139	797,444,753
8. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2016 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2016, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Laudus Small-Cap MarketMasters Fund	$978,263	9
Laudus International MarketMasters Fund	28,693,693	350
The Laudus International MarketMasters Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended April 30, 2016, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation were $24,158,801 and $235,247 respectively.
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Laudus MarketMasters Funds
Financial Notes, unaudited (continued)
8. Derivatives (continued):
As of April 30, 2016, the derivatives contracts held by the funds, categorized by primary risk exposure, were:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Asset Derivatives	Fair Value
Equity Index - Futures Contracts[1]	$6,811	$1,409,704
Forward Foreign Currency Exchange Contracts[2]	—	30
Total	$6,811	$1,409,734
Liability Derivatives	Fair Value
Equity Index - Futures Contracts[3]	$—	$—
Forward Foreign Currency Exchange Contracts[4]	—	578,031
Total	$—	$578,031
[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivatives held by the funds in the Statement of Operations for the period ended April 30, 2016 were:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Equity Index Futures Contracts
Realized Gains (Losses)[1]	$2,012	$2,210,388
Change in Unrealized Appreciation (Depreciation)[2]	(59,170)	1,979,686
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$—	$14,390
Change in Unrealized Appreciation (Depreciation)[2]	—	(963,926)
[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on foreign currency translations.
The funds' forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The Laudus International
68

Laudus MarketMasters Funds
Financial Notes, unaudited (continued)
8. Derivatives (continued):
MarketMasters Fund's forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund's forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2016.
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
Barclays Capital, Inc.	$30	$—	$—	$30
Total	$30	$—	$—	$30
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($578,031)	$—	$—	($578,031)
Total	($578,031)	$—	$—	($578,031)
[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/15-4/30/16)	Prior Period (11/1/14-10/31/15)
Laudus Small-Cap MarketMasters Fund	$108	$565
Laudus International MarketMasters Fund	7,262	10,335
10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had no capital loss carryforwards.
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
On June 1, 2016, the Board of Trustees of Schwab Capital Trust approved the termination of BMO Asset Management Corp. (BMO) as investment manager to the Laudus Small-Cap MarketMasters Fund (the Fund). The Board also approved the hiring of The Boston Company Asset Management, LLC (The Boston Company) as a new investment manager to the Fund. BMO will terminate managing Fund assets on or around June 9, 2016. The Boston Company will begin managing Fund assets on or around June 9, 2016.
Other than the investment manager changes to the Laudus Small-Cap MarketMasters Fund as discussed above, management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
69

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Capital Trust (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,781,628,338.445	341,201,457.803
Marie A. Chandoha	2,069,741,484.184	53,088,312.064
Joseph R. Martinetto	2,070,394,888.403	52,434,907.845
Robert W. Burns	2,070,083,106.758	52,746,689.490
John F. Cogan	1,909,915,620.213	212,914,176.035
Stephen T. Kochis	2,067,778,859.342	55,050,936.906
David L. Mahoney	2,068,011,019.030	54,818,777.218
Kiran M. Patel	2,066,263,491.520	56,566,304.728
Kimberly S. Patmore	2,069,034,220.641	53,795,575.607
Charles A. Ruffel	2,070,448,922.775	52,380,873.473
Gerald B. Smith	2,069,060,923.296	53,768,872.952
Joseph H. Wender	2,065,502,834.216	57,326,962.032
70

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 97 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	97	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	97	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	97	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	97	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	97	Director, KLA-Tencor Corporation (2008 – present)
71

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	97	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	97	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	97	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	97	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	97	Director, The Charles Schwab Corporation (2008 – present)
72

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	97	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	97	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
73

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
74

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
75

Notes

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.csimfunds.com/laudusfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Laudus Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/laudusfunds_prospectus or the SEC’s website at www.sec.gov.
The Laudus Funds™
Laudus U.S. Large Cap Growth
Laudus U.S. Large Cap Growth Fund
Laudus MarketMasters Funds™
Laudus International MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus Mondrian Funds™
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
The Laudus Funds include the Laudus U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

For More Information about the Funds:
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Laudus MarketMasters Funds
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
MFR13563-19
00166206
© 2016 Charles Schwab & Co., Inc. All rights reserved. Member SIPC®. Printed on recycled paper

Command Performance™

Semiannual report dated April 30, 2016, enclosed.
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund

This wrapper is not part of the shareholder report.

Schwab Target Funds
Semiannual Report
April 30, 2016
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund

Schwab Target Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2016
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	0.46%
Target 2010 Composite Index	1.51%
Fund Category: Morningstar Target-Date 2000-2010	1.15%
Performance Details	page 8

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	0.40%
Target 2015 Composite Index	1.48%
Fund Category: Morningstar Target-Date 2015	0.98%
Performance Details	page 9

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	-0.46%
Target 2020 Composite Index	0.97%
Fund Category: Morningstar Target-Date 2020	0.65%
Performance Details	page 10

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	-0.80%
Target 2025 Composite Index	0.69%
Fund Category: Morningstar Target-Date 2025	0.28%
Performance Details	page 11

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	-1.23%
Target 2030 Composite Index	0.44%
Fund Category: Morningstar Target-Date 2030	-0.01%
Performance Details	page 12
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
The components that make up each of the composite indexes may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
Schwab Target Funds1

Performance at a Glance continued
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2016
Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	-1.53%
Target 2035 Composite Index	0.21%
Fund Category: Morningstar Target-Date 2035	-0.44%
Performance Details	page 13

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	-1.90%
Target 2040 Composite Index	-0.02%
Fund Category: Morningstar Target-Date 2040	-0.53%
Performance Details	page 14

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	-1.98%
Target 2045 Composite Index	-0.15%
Fund Category: Morningstar Target-Date 2045	-0.75%
Performance Details	page 15

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	-2.05%
Target 2050 Composite Index	-0.26%
Fund Category: Morningstar Target-Date 2050	-0.62%
Performance Details	page 16

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	-2.24%
Target 2055 Composite Index	-0.37%
Fund Category: Morningstar Target-Date 2055	-0.82%
Performance Details	page 17

Minimum Initial Investment[1]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
The components that make up each of the composite indexes may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Target Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
During the six-month reporting period ended April 30, 2016, large swings in stock prices and the strong performance of bonds showed that many investors were still unsure of what to make of the global economic recovery. Over this time, the S&P 500® Index dropped as much as 12%, only to end the six months back in slightly positive territory. Bond yields fell even further, pushing their prices higher, as economic weakness abroad and tame inflation at home tempered the Federal Reserve’s pace of interest rate hikes.
Against this backdrop, the Schwab Target Funds generated mixed performances, with the near-dated target funds generating positive returns and the longer-dated target funds in negative territory. As the funds get closer to their target dates, a higher proportion of the fund’s assets are invested in bonds and cash investments, and a smaller proportion in stocks. This larger allocation to fixed income investments, combined with the underperformance of the funds’ underlying U.S. large-cap equity investments, contributed to the relative outperformance of the near-dated funds. The performance of bonds in particular benefitted retirees relying on these securities to generate reliable income streams. Typically, in a growing economy, the opposite would happen – stocks generally boast higher returns over the long term while bonds provide more modest returns along with income distributions. But this has not been a normal recovery and the
Asset Class Performance Comparison % returns during the six months ended 4/30/2016

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Schwab Target Funds3

From the President continued

At Charles Schwab Investment Management, we believe target date funds can help investors take the guesswork out of financial markets during uncertain times.

performance of stocks and bonds in recent months suggests there is still a great degree of uncertainty about the sustainability of the economic expansion.
At Charles Schwab Investment Management, we believe target date funds can help investors take the guesswork out of financial markets during uncertain times. The Schwab Target Funds are designed to help you avoid one of the most common investing pitfalls—failing to adjust your portfolio for your changing financial needs over time. With Target Funds, portfolio managers reallocate your investment along what is called a “glide path,” from more aggressive to more conservative as your target date approaches and beyond, helping to reduce risk and prepare you for retirement.
Our Schwab Target Funds are composed of proprietary strategies and strategies that are sub-advised or managed by industry-recognized investment managers, which provides enhanced diversification. Each Target Fund’s portfolio is invested in a selection of underlying funds, diversified by asset class, market capitalization, global region, and across manager styles. This approach represents a significant departure from many other fund companies that restrict their target date funds to underlying proprietary investment options. This approach also gives our investors broader access to manager expertise across asset classes, contributing to greater efficiency and diversification that helps to balance risk and return.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve you financial goals. For more information about the Schwab Target Funds, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

4Schwab Target Funds

The Investment Environment
Over the six-month reporting period ended April 30, 2016, market volatility remained heightened in both equity and fixed-income markets across the globe. Diverging central bank policies, highly volatile oil and commodity prices, and lackluster global growth all contributed to market fluctuations, and added to investor uncertainty. The S&P 500 Index, a bellwether for the overall U.S. stock market, returned 0.43%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -3.07%. In fixed-income markets, the Barclays U.S. Aggregate Bond Index returned 2.82% for the reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 9.52%.
Contributing to increased market volatility over the reporting period was the uncertainty around U.S. short-term interest rate policy. Despite continued low inflation, the Federal Reserve (the Fed) raised the federal funds rate for the first time in almost ten years at its December 2015 meeting. This move signaled confidence in the U.S. economy, and initially boosted stocks and Treasury yields. The Fed also stated that any subsequent rate increases would be measured and gradual, to which many markets responded positively. Initially, Fed officials estimated a total of four interest rate increases in 2016. As the reporting period continued, however, the likelihood of future short-term rate increases declined. U.S. stocks had one of the worst starts to a year, and concerns remained surrounding soft global economic growth. After the Fed left short-term interest rates unchanged in both March and April, projections from Fed officials were revised to two short-term interest rate increases in 2016. At the same time, however, federal funds futures were pricing in only one rate increase in 2016.
While the Fed began to slowly normalize monetary policy in the U.S., many other countries’ central banks maintained or increased their accommodative policies to stimulate economic growth. The European Central Bank expanded its asset purchase program over the reporting period, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and Japan, the weakening of the U.S. dollar against the euro and the Japanese yen in early 2016 added to the headwinds these regions faced. The People’s Bank of China (the PBOC) also implemented additional easing measures, including lowering the reserve requirement for banks which increased the funds available for banks to make loans. These policy moves highlighted the ongoing divergence between the Fed and central banks outside the U.S., and contributed to increased volatility in currencies, stocks, and fixed-income markets.
Economic turmoil in China remained a factor in market movements across the globe. China’s economy continued to decelerate amidst slowing global demand, and uncertainty increased around the ability of the government and the PBOC to effectively manage the country’s financial situation. In January, the PBOC devalued the Chinese yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. However, additional monetary easing measures appeared to be helping in some areas, as industrial output and retail sales in China both rose faster than expected in the month of March.
During the reporting period, sharp fluctuations in oil and commodity prices continued to add to market volatility and created extra pressure in credit markets. Overall demand for oil failed to keep pace with supply, resulting in excess reserves across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Falling oil prices negatively affected many emerging market economies and corporations that are highly dependent on energy revenues, and created stress and volatility in the high-yield corporate credit market. Many financial institutions also felt the effects of oil and commodity price movements, as credit spreads widened and losses from loans to energy firms weighed on returns. The Fed’s dovish monetary policy and an agreement by several key OPEC members to limit supply helped oil to rally in February, and also supported a rebound in many global stocks. Despite additional price fluctuations toward the end of the reporting period, oil finished its best month of the year in April.
Schwab Target Funds5

The Investment Environment continued
Overall, U.S. bond yields remained low over the reporting period. Short-term rates, which are highly influenced by Fed policy, rose slightly after the Fed’s announcement of a rate increase in December. However, as the reporting period continued, short-term yields leveled off and ended the six month period close to where they began. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Over the reporting period, both equity and fixed-income markets experienced heightened levels of volatility. The Fed began the process of normalizing interest rates while many other central banks increased their accommodative policies, including the introduction of sub-zero interest rates in some regions. Concerns regarding sharp movements in oil and commodity prices also added to market fluctuations, as did the global effects of China’s economic slowdown. While the U.S. dollar weakened against several major currencies toward the end of the reporting period, helping to stabilize oil prices, these currency movements also added to the headwinds faced by several central banks outside the U.S. Overall, both stocks and bonds were affected by many of the same market events, and were not immune to the impacts of an uncertain global economic environment.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Management views may have changed since the report date.
6Schwab Target Funds

Fund Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab Target Funds7

Schwab Target 2010 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (7/1/05)	0.46%	-0.34%	4.70%	3.60%
Target 2010 Composite Index	1.51%	0.99%	4.99%	4.67%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.45%	6.95%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.95%
Fund Category: Morningstar Target-Date 2000-2010	1.15%	-0.94%	4.09%	3.79%
Fund Expense Ratios3: Net 0.48%; Gross 0.62%

Statistics
Number of Holdings	22
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments[4]
Fixed-Income Funds – Intermediate-Term Bond	39.2%
Equity Funds – Large-Cap	24.7%
Fixed-Income Funds – Short-Term Bond	9.6%
Equity Funds – International	8.5%
Fixed-Income Funds – Inflation-Protected Bond	6.2%
Money Market Fund	4.1%
Short-Term Investments	2.7%
Equity Funds – Small-Cap	2.2%
Equity Funds – Global Real Estate	2.2%
Fixed-Income Funds – International Bond	0.6%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Total Bond Market Fund	23.6%
Schwab Short-Term Bond Market Fund	9.6%
Metropolitan West Total Return Bond Fund, Class I	9.5%
Schwab Core Equity Fund	6.7%
Schwab Treasury Inflation Protected Securities Index Fund	6.2%
Laudus U.S. Large Cap Growth Fund	6.1%
Schwab S&P 500 Index Fund	5.6%
Laudus International MarketMasters Fund, Select Shares	5.1%
Wells Fargo Core Bond Fund, Institutional Class	5.1%
Schwab Variable Share Price Money Fund, Ultra Shares	4.1%
Total	81.6%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.48%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
8Schwab Target Funds

Schwab Target 2015 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2015 Fund (3/12/08)	0.40%	-0.49%	5.03%	4.83%
Target 2015 Composite Index	1.48%	0.94%	5.31%	4.97%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.45%	8.18%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.53%
Fund Category: Morningstar Target-Date 2015	0.98%	-1.25%	4.32%	3.82%
Fund Expense Ratios3: Net 0.50%; Gross 0.59%

Statistics
Number of Holdings	22
Portfolio Turnover Rate	11%
Asset Class Weightings % of Investments[4]
Fixed-Income Funds – Intermediate-Term Bond	38.0%
Equity Funds – Large-Cap	26.1%
Fixed-Income Funds – Short-Term Bond	9.1%
Equity Funds – International	9.0%
Fixed-Income Funds – Inflation-Protected Bond	6.0%
Money Market Fund	3.7%
Equity Funds- Small-Cap	2.4%
Equity Funds – Global Real Estate	2.3%
Short-Term Investments	2.7%
Fixed-Income Funds – International Bond	0.7%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Total Bond Market Fund	22.6%
Metropolitan West Total Return Bond Fund, Class I	9.4%
Schwab Short-Term Bond Market Fund	9.1%
Schwab Core Equity Fund	7.1%
Laudus U.S. Large Cap Growth Fund	6.4%
Schwab Treasury Inflation Protected Securities Index Fund	6.0%
Schwab S&P 500 Index Fund	5.9%
Laudus International MarketMasters Fund, Select Shares	5.4%
Wells Fargo Core Bond Fund, Institutional Class	4.7%
Schwab Variable Share Price Money Fund, Ultra Shares	3.7%
Total	80.3%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.50%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
Schwab Target Funds9

Schwab Target 2020 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (7/1/05)	-0.46%	-1.56%	5.68%	4.67%
Target 2020 Composite Index	0.97%	0.18%	6.08%	5.34%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.45%	6.95%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.95%
Fund Category: Morningstar Target-Date 2020	0.65%	-1.87%	4.42%	3.87%
Fund Expense Ratios3: Net 0.59%; Gross 0.62%

Statistics
Number of Holdings	24
Portfolio Turnover Rate	5%
Asset Class Weightings % of Investments[4]
Fixed-Income Funds – Intermediate-Term Bond	33.5%
Equity Funds – Large-Cap	33.2%
Equity Funds – International	12.8%
Fixed-Income Funds – Short-Term Bond	6.0%
Equity Funds – Small-Cap	3.4%
Equity Funds – Global Real Estate	2.9%
Fixed Income Funds – Inflation-Protected Bond	2.8%
Short-Term Investments	2.2%
Money Market Funds	2.1%
Fixed-Income Funds – International Bond	1.1%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Total Bond Market Fund	18.1%
Metropolitan West Total Return Bond Fund, Class I	9.1%
Schwab Core Equity Fund	9.0%
Laudus U.S. Large Cap Growth Fund	8.2%
Schwab S&P 500 Index Fund	7.6%
Laudus International MarketMasters Fund, Select Shares	7.5%
Schwab Short-Term Bond Market Fund	6.0%
Schwab International Core Equity Fund	5.1%
Schwab Dividend Equity Fund	4.2%
TCW Relative Value Large Cap Fund, Class I	3.5%
Total	78.3%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.59%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
10Schwab Target Funds

Schwab Target 2025 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2025 Fund (3/12/08)	-0.80%	-2.18%	6.17%	6.29%
Target 2025 Composite Index	0.69%	-0.33%	6.57%	5.93%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.45%	8.18%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.53%
Fund Category: Morningstar Target-Date 2025	0.28%	-2.44%	5.07%	4.26%
Fund Expense Ratios3: Net 0.65%; Gross 0.69%

Statistics
Number of Holdings	24
Portfolio Turnover Rate	3%
Asset Class Weightings % of Investments[4]
Equity Funds – Large-Cap	39.2%
Fixed Income Funds – Intermediate-Term Bond	27.7%
Equity Funds – International	16.0%
Equity Funds – Small-Cap	4.4%
Fixed-Income Funds – Short-Term Bond	3.6%
Equity Funds – Global Real Estate	3.5%
Short-Term Investments	2.3%
Money Market Fund	1.4%
Fixed-Income Funds – International Bond	1.2%
Fixed-Income – Inflation-Protected Bond	0.7%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Total Bond Market Fund	13.6%
Schwab Core Equity Fund	10.8%
Laudus U.S. Large Cap Growth Fund	9.7%
Laudus International MarketMasters Fund, Select Shares	9.2%
Schwab S&P 500 Index Fund	8.9%
Metropolitan West Total Return Bond Fund, Class I	7.9%
Schwab International Core Equity Fund	6.1%
Schwab Dividend Equity Fund	4.9%
TCW Relative Value Large Cap Fund, Class I	4.0%
Schwab Short-Term Bond Market Fund	3.6%
Total	78.7%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.65%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
Schwab Target Funds11

Schwab Target 2030 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (7/1/05)	-1.23%	-2.78%	6.45%	5.29%
Target 2030 Composite Index	0.44%	-0.83%	6.90%	5.73%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.45%	6.95%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.95%
Fund Category: Morningstar Target-Date 2030	-0.01%	-3.10%	4.99%	3.94%
Fund Expense Ratios3: Net 0.70%; Gross 0.73%

Statistics
Number of Holdings	23
Portfolio Turnover Rate	3%
Asset Class Weightings % of Investments[4]
Equity Funds – Large-Cap	43.7%
Fixed-Income Funds – Intermediate-Term Bond	22.2%
Equity Funds – International	18.7%
Equity Funds – Small-Cap	5.4%
Equity Funds – Global Real Estate	3.9%
Short-Term Investments	2.2%
Fixed-Income Funds – Short-Term Bond	2.1%
Fixed-Income Funds – International Bond	1.0%
Money Market Fund	0.8%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Core Equity Fund	12.0%
Laudus U.S. Large Cap Growth Fund	10.8%
Laudus International MarketMasters Fund, Select Shares	10.4%
Schwab S&P 500 Index Fund	9.9%
Schwab Total Bond Market Fund	9.9%
Schwab International Core Equity Fund	7.0%
Metropolitan West Total Return Bond Fund, Class I	6.4%
Schwab Dividend Equity Fund	5.5%
TCW Relative Value Large Cap Fund, Class I	4.6%
Schwab Global Real Estate Fund	3.9%
Total	80.4%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.70%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
12Schwab Target Funds

Schwab Target 2035 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2035 Fund (3/12/08)	-1.53%	-3.31%	6.75%	6.69%
Target 2035 Composite Index	0.21%	-1.29%	7.24%	6.35%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.45%	8.18%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.53%
Fund Category: Morningstar Target-Date 2035	-0.44%	-3.63%	5.53%	4.61%
Fund Expense Ratios3: Net 0.74%; Gross 0.79%

Statistics
Number of Holdings	22
Portfolio Turnover Rate	2%
Asset Class Weightings % of Investments[4]
Equity Funds – Large-Cap	47.2%
Equity Funds – International	21.1%
Fixed-Income Funds – Intermediate-Term Bond	16.8%
Equity Funds – Small-Cap	6.4%
Equity Funds – Global Real Estate	4.2%
Short-Term Investments	2.0%
Fixed-Income Funds – Short-Term Bond	1.1%
Fixed-Income Funds – International Bond	0.8%
Money Market Fund	0.4%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Core Equity Fund	12.9%
Laudus U.S. Large Cap Growth Fund	11.6%
Laudus International MarketMasters Fund, Select Shares	11.5%
Schwab S&P 500 Index Fund	10.7%
Schwab International Core Equity Fund	7.7%
Schwab Total Bond Market Fund	7.0%
Schwab Dividend Equity Fund	5.9%
Metropolitan West Total Return Bond Fund, Class I	4.8%
TCW Relative Value Large Cap Fund, Class I	4.8%
Schwab Global Real Estate Fund	4.2%
Total	81.1%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.74%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
Schwab Target Funds13

Schwab Target 2040 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (7/1/05)	-1.90%	-3.84%	6.96%	5.59%
Target 2040 Composite Index	-0.02%	-1.77%	7.45%	5.93%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.45%	6.95%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.95%
Fund Category: Morningstar Target-Date 2040	-0.53%	-4.04%	5.28%	3.99%
Fund Expense Ratios3: Net 0.77%; Gross 0.80%

Statistics
Number of Holdings	22
Portfolio Turnover Rate	2%
Asset Class Weightings % of Investments[4]
Equity Funds – Large-Cap	50.2%
Equity Funds – International	23.4%
Fixed-Income Funds – Intermediate-Term Bond	11.3%
Equity Funds – Small-Cap	7.6%
Equity Funds – Global Real Estate	4.6%
Short-Term Investments	1.9%
Fixed-Income Funds – International Bond	0.5%
Fixed-Income Funds – Short-Term Bond	0.4%
Money Market Fund	0.1%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Core Equity Fund	13.7%
Laudus International MarketMasters Fund, Select Shares	12.6%
Laudus U.S. Large Cap Growth Fund	12.4%
Schwab S&P 500 Index Fund	11.4%
Schwab International Core Equity Fund	8.4%
Schwab Dividend Equity Fund	6.3%
TCW Relative Value Large Cap Fund, Class I	5.1%
Schwab Small-Cap Equity Fund	4.9%
Schwab Global Real Estate Fund	4.6%
Schwab Total Bond Market Fund	4.3%
Total	83.7%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.77%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
14Schwab Target Funds

Schwab Target 2045 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab Target 2045 Fund (1/23/13)	-1.98%	-4.05%	6.78%	8.11%
Target 2045 Composite Index	-0.15%	-2.05%	7.31%	8.86%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.67%	12.22%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	2.29%	2.43%
Fund Category: Morningstar Target-Date 2045	-0.75%	-4.21%	5.47%	6.69%
Fund Expense Ratios3: Net 0.79%; Gross 0.99%

Statistics
Number of Holdings	22
Portfolio Turnover Rate	1%
Asset Class Weightings % of Investments[4]
Equity Funds – Large-Cap	51.6%
Equity Funds – International	24.6%
Equity Funds – Small-Cap	8.3%
Fixed-Income Funds – Intermediate-Term Bond	7.9%
Equity Funds – Global Real Estate	4.8%
Short-Term Investments	2.3%
Fixed-Income Funds – International Bond	0.3%
Fixed-Income Funds – Short-Term Bond	0.2%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Core Equity Fund	14.2%
Laudus International MarketMasters Fund, Select Shares	13.0%
Laudus U.S. Large Cap Growth Fund	12.7%
Schwab S&P 500 Index Fund	11.8%
Schwab International Core Equity Fund	8.8%
Schwab Dividend Equity Fund	6.4%
Schwab Small-Cap Equity Fund	5.5%
TCW Relative Value Large Cap Fund, Class I	5.0%
Schwab Global Real Estate Fund	4.8%
Laudus Small-Cap MarketMasters Fund, Select Shares	2.9%
Total	85.1%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.79%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
Schwab Target Funds15

Schwab Target 2050 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab Target 2050 Fund (1/23/13)	-2.05%	-4.25%	6.97%	8.32%
Target 2050 Composite Index	-0.26%	-2.26%	7.42%	9.02%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.67%	12.22%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	2.29%	2.43%
Fund Category: Morningstar Target-Date 2050	-0.62%	-4.25%	5.31%	6.50%
Fund Expense Ratios3: Net 0.81%; Gross 1.06%

Statistics
Number of Holdings	22
Portfolio Turnover Rate	1%
Asset Class Weightings % of Investments[4]
Equity Funds – Large-Cap	52.7%
Equity Funds – International	25.7%
Equity Funds – Small-Cap	9.0%
Fixed-Income Funds – Intermediate-Term Bond	5.4%
Equity Funds – Global Real Estate	4.9%
Short-Term Investments	2.1%
Fixed-Income Funds – International Bond	0.1%
Fixed-Income Funds – Short-Term Bond	0.1%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Core Equity Fund	14.3%
Laudus International MarketMasters Fund, Select Shares	13.5%
Laudus U.S. Large Cap Growth Fund	13.1%
Schwab S&P 500 Index Fund	12.0%
Schwab International Core Equity Fund	9.0%
Schwab Dividend Equity Fund	6.6%
Schwab Small-Cap Equity Fund	5.8%
TCW Relative Value Large Cap Fund, Class I	5.2%
Schwab Global Real Estate Fund	4.9%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.2%
Total	87.6%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.81%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
16Schwab Target Funds

Schwab Target 2055 Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab Target 2055 Fund (1/23/13)	-2.24%	-4.51%	6.95%	8.33%
Target 2055 Composite Index	-0.37%	-2.48%	7.47%	9.09%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.67%	12.22%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	2.29%	2.43%
Fund Category: Morningstar Target-Date 2055	-0.82%	-4.23%	5.83%	7.10%
Fund Expense Ratios3: Net 0.82%; Gross 1.26%

Statistics
Number of Holdings	21
Portfolio Turnover Rate	1%
Asset Class Weightings % of Investments[4]
Equity Funds – Large-Cap	53.5%
Equity Funds – International	26.5%
Equity Funds – Small-Cap	9.5%
Equity Funds – Global Real Estate	5.0%
Fixed-Income Funds – Intermediate-Term Bond	3.2%
Short-Term Investments	2.2%
Fixed-Income Funds – International Bond	0.1%
Total	100.0%
Top Holdings % of Net Assets[5,6]
Schwab Core Equity Fund	14.5%
Laudus International MarketMasters Fund, Select Shares	13.8%
Laudus U.S. Large Cap Growth Fund	13.3%
Schwab S&P 500 Index Fund	12.2%
Schwab International Core Equity Fund	9.3%
Schwab Dividend Equity Fund	6.7%
Schwab Small-Cap Equity Fund	6.2%
TCW Relative Value Large Cap Fund, Class I	5.2%
Schwab Global Real Estate Fund	5.0%
Laudus Mondrian Emerging Markets Fund, Institutional Shares	3.4%
Total	89.6%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.82%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.
Schwab Target Funds17

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2015 and held through April 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 11/1/15	Ending Account Value (Net of Expenses) at 4/30/16	Expenses Paid During Period[2] 11/1/15–4/30/16
Schwab Target 2010 Fund
Actual Return	0.00%	$1,000.00	$1,004.60	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
Schwab Target 2015 Fund
Actual Return	0.00%	$1,000.00	$ 1,004.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
Schwab Target 2020 Fund
Actual Return	0.00%	$1,000.00	$ 995.40	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
Schwab Target 2025 Fund
Actual Return	0.00%	$1,000.00	$ 992.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
Schwab Target 2030 Fund
Actual Return	0.00%	$1,000.00	$ 987.70	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
Schwab Target 2035 Fund
Actual Return	0.00%	$1,000.00	$ 984.70	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
Schwab Target 2040 Fund
Actual Return	0.00%	$1,000.00	$ 981.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
Schwab Target 2045 Fund
Actual Return	0.00%	$1,000.00	$ 980.20	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
Schwab Target 2050 Fund
Actual Return	0.00%	$1,000.00	$ 979.50	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
Schwab Target 2055 Fund
Actual Return	0.00%	$1,000.00	$ 977.60	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio. This ratio also does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
18Schwab Target Funds

Schwab Target 2010 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$12.42	$12.42	$11.91	$11.10	$10.56	$10.34
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.17 [1]	0.19	0.21	0.22	0.23
Net realized and unrealized gains (losses)	(0.08)	0.08	0.52	0.85	0.57	0.24
Total from investment operations	0.05	0.25	0.71	1.06	0.79	0.47
Less distributions:
Distributions from net investment income	(0.22)	(0.25)	(0.20)	(0.25)	(0.25)	(0.25)
Net asset value at end of period	$12.25	$12.42	$12.42	$11.91	$11.10	$10.56
Total return	0.46% [2]	2.03%	6.08%	9.74%	7.63%	4.63% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5],[6]	0.00% [6]	—	—	—	—
Gross operating expenses[4]	0.16% [5]	0.14%	0.17%	0.18%	0.18%	0.14%
Net investment income (loss)	2.08% [5]	1.40%	1.53%	1.77%	1.95%	2.11%
Portfolio turnover rate	13% [2]	33%	29%	26%	13%	11%
Net assets, end of period (x 1,000,000)	$61	$65	$64	$61	$60	$64

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized (except for proxy costs).
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    19

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	54,082,045	59,229,137
2.7%	Short-Term Investments	1,665,797	1,665,797
100.0%	Total Investments	55,747,842	60,894,934
0.0%	Other Assets and Liabilities, Net		12,158
100.0%	Net Assets		60,907,092

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets
Equity Funds 37.6%
Global Real Estate 2.2%
Schwab Global Real Estate Fund (a)	182,171	1,320,743
International 8.5%
Laudus International MarketMasters Fund, Select Shares (a)	151,497	3,131,447
Schwab International Core Equity Fund (a)	228,217	2,060,795
		5,192,242
Large-Cap 24.7%
Dodge & Cox Stock Fund	1,880	301,692
Laudus U.S. Large Cap Growth Fund *(a)	237,813	3,719,401
Schwab Core Equity Fund (a)	215,133	4,068,164
Schwab Dividend Equity Fund (a)	131,334	1,872,821
Schwab S&P 500 Index Fund (a)	106,494	3,417,398
TCW Relative Value Large Cap Fund, Class I	81,298	1,661,722
		15,041,198
Small-Cap 2.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	28,578	464,971
Schwab Small-Cap Equity Fund (a)	49,438	886,921
		1,351,892
		22,906,075
Fixed-Income Funds 55.6%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	338,708	3,793,534
Security	Number of Shares	Value ($)
Intermediate-Term Bond 39.2%
Metropolitan West Total Return Bond Fund, Class I	531,254	5,769,420
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	56,807	644,762
Schwab Total Bond Market Fund (a)	1,492,314	14,370,985
Wells Fargo Core Bond Fund, Institutional Class	237,873	3,085,217
		23,870,384
International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	35,650	362,202
Short-Term Bond 9.6%
Schwab Short-Term Bond Market Fund (a)	622,925	5,824,349
		33,850,469
Money Market Fund 4.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	2,472,345	2,472,593
Total Other Investment Companies
(Cost $54,082,045)		59,229,137
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.7% of net assets
Time Deposits 2.7%
Australia & New Zealand Banking Group Ltd.
0.15%, 05/02/16 (c)	446,329	446,329
JPMorgan Chase Bank
0.15%, 05/02/16 (c)	609,734	609,734
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	609,734	609,734
Total Short-Term Investments
(Cost $1,665,797)		1,665,797

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $56,394,014 and the unrealized appreciation and depreciation were $4,784,363 and ($283,443), respectively, with a net unrealized appreciation of $4,500,920.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

20    See financial notes

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$59,229,137	$—	$—	$59,229,137
Short-Term Investments[1]	—	1,665,797	—	1,665,797
Total	$59,229,137	$1,665,797	$—	$60,894,934
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    21

Schwab Target 2010 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $43,140,726)		$47,766,324
Investments in unaffiliated issuers, at value (cost $12,607,116)	+	13,128,610
Total investments, at value (cost $55,747,842)		60,894,934
Receivables:
Dividends		48,300
Fund shares sold		34,934
Due from investment adviser		1,535
Interest		14
Prepaid expenses	+	15,117
Total assets		60,994,834
Liabilities
Payables:
Investments bought		47,137
Fund shares redeemed		18,760
Accrued expenses	+	21,845
Total liabilities		87,742
Net Assets
Total assets		60,994,834
Total liabilities	–	87,742
Net assets		$60,907,092
Net Assets by Source
Capital received from investors		63,869,928
Net investment income not yet distributed		23,178
Net realized capital losses		(8,133,106)
Net unrealized capital appreciation		5,147,092

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$60,907,092		4,970,761		$12.25

22    See financial notes

Schwab Target 2010 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$519,250
Dividends received from unaffiliated underlying funds		114,077
Interest	+	794
Total investment income		634,121
Expenses
Professional fees		13,456
Transfer agent fees		11,319
Registration fees		9,146
Independent trustees' fees		4,087
Shareholder reports		3,782
Portfolio accounting fees		3,092
Custodian fees		2,207
Proxy fees		1,463
Other expenses	+	600
Total expenses		49,152
Expense reduction by CSIM	–	47,689
Net expenses	–	1,463
Net investment income		632,658
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,415,921
Realized capital gain distributions received from unaffiliated underlying funds		155,483
Net realized gains on sales of affiliated underlying funds		320,036
Net realized losses on sales of unaffiliated underlying funds	+	(4,653)
Net realized gains		1,886,787
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(2,212,731)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(55,820)
Net change in unrealized appreciation (depreciation)	+	(2,268,551)
Net realized and unrealized losses		(381,764)
Increase in net assets resulting from operations		$250,894
See financial notes    23

Schwab Target 2010 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$632,658	$916,426
Net realized gains		1,886,787	3,164,996
Net change in unrealized appreciation (depreciation)	+	(2,268,551)	(2,756,474)
Increase in net assets from operations		250,894	1,324,948
Distributions to Shareholders
Distributions from net investment income		($1,128,027)	($1,277,875)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		431,472	$5,175,609	1,228,160	$15,228,571
Shares reinvested		87,514	1,059,786	97,175	1,194,285
Shares redeemed	+	(742,815)	(8,962,374)	(1,267,254)	(15,735,627)
Net transactions in fund shares		(223,829)	($2,726,979)	58,081	$687,229
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,194,590	$64,511,204	5,136,509	$63,776,902
Total increase or decrease	+	(223,829)	(3,604,112)	58,081	734,302
End of period		4,970,761	$60,907,092	5,194,590	$64,511,204
Net investment income not yet distributed			$23,178		$518,547
24    See financial notes

Schwab Target 2015 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$12.23	$12.81	$12.22	$11.13	$10.48	$10.16
Income (loss) from investment operations:
Net investment income (loss)	0.12 [1]	0.17 [1]	0.19	0.20	0.20	0.19
Net realized and unrealized gains (losses)	(0.08)	0.08	0.60	1.12	0.66	0.32
Total from investment operations	0.04	0.25	0.79	1.32	0.86	0.51
Less distributions:
Distributions from net investment income	(0.21)	(0.27)	(0.20)	(0.23)	(0.21)	(0.19)
Distributions from net realized gains	(0.59)	(0.56)	—	—	—	—
Total distributions	(0.80)	(0.83)	(0.20)	(0.23)	(0.21)	(0.19)
Net asset value at end of period	$11.47	$12.23	$12.81	$12.22	$11.13	$10.48
Total return	0.40% [2]	1.99%	6.56%	12.06%	8.41%	5.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4],[5]	0.00% [5]	—	—	—	—
Gross operating expenses[3]	0.09% [4]	0.09%	0.11%	0.14%	0.19%	0.22%
Net investment income (loss)	2.09% [4]	1.42%	1.52%	1.72%	1.85%	1.94%
Portfolio turnover rate	11% [2]	33%	32%	16%	13%	16%
Net assets, end of period (x 1,000,000)	$113	$116	$111	$94	$70	$53

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    25

Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	103,709,575	109,918,908
2.7%	Short-Term Investments	3,021,612	3,021,612
100.0%	Total Investments	106,731,187	112,940,520
0.0%	Other Assets and Liabilities, Net		3,819
100.0%	Net Assets		112,944,339

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets
Equity Funds 39.8%
Global Real Estate 2.3%
Schwab Global Real Estate Fund (a)	356,456	2,584,303
International 9.0%
Laudus International MarketMasters Fund, Select Shares (a)	297,616	6,151,714
Schwab International Core Equity Fund (a)	445,436	4,022,289
		10,174,003
Large-Cap 26.1%
Dodge & Cox Stock Fund	4,464	716,464
Laudus U.S. Large Cap Growth Fund *(a)	463,144	7,243,577
Schwab Core Equity Fund (a)	422,773	7,994,636
Schwab Dividend Equity Fund (a)	260,600	3,716,151
Schwab S&P 500 Index Fund (a)	209,119	6,710,616
TCW Relative Value Large Cap Fund, Class I	152,426	3,115,591
		29,497,035
Small-Cap 2.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	56,001	911,140
Schwab Small-Cap Equity Fund (a)	101,123	1,814,142
		2,725,282
		44,980,623
Fixed-Income Funds 53.8%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	599,408	6,713,373
Security	Number of Shares	Value ($)
Intermediate-Term Bond 38.0%
Metropolitan West Total Return Bond Fund, Class I	978,034	10,621,455
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	125,980	1,429,871
Schwab Total Bond Market Fund (a)	2,648,474	25,504,804
Wells Fargo Core Bond Fund, Institutional Class	410,596	5,325,431
		42,881,561
International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund *(a)	80,634	819,243
Short-Term Bond 9.1%
Schwab Short-Term Bond Market Fund (a)	1,104,432	10,326,439
		60,740,616
Money Market Fund 3.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	4,197,250	4,197,669
Total Other Investment Companies
(Cost $103,709,575)		109,918,908
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.7% of net assets
Time Deposits 2.7%
Citibank
0.15%, 05/02/16 (c)	1,128,702	1,128,702
JPMorgan Chase Bank
0.15%, 05/02/16 (c)	764,208	764,208
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	1,128,702	1,128,702
Total Short-Term Investments
(Cost $3,021,612)		3,021,612

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $107,114,176 and the unrealized appreciation and depreciation were $6,642,618 and ($816,274), respectively, with a net unrealized appreciation of $5,826,344.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

26    See financial notes

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$109,918,908	$—	$—	$109,918,908
Short-Term Investments[1]	—	3,021,612	—	3,021,612
Total	$109,918,908	$3,021,612	$—	$112,940,520
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    27

Schwab Target 2015 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $83,219,232)		$88,710,096
Investments in unaffiliated issuers, at value (cost $23,511,955)	+	24,230,424
Total investments, at value (cost $106,731,187)		112,940,520
Receivables:
Fund shares sold		311,216
Dividends		85,331
Due from investment adviser		1,686
Interest		25
Prepaid expenses	+	15,316
Total assets		113,354,094
Liabilities
Payables:
Investments bought		333,248
Fund shares redeemed		53,352
Accrued expenses	+	23,155
Total liabilities		409,755
Net Assets
Total assets		113,354,094
Total liabilities	–	409,755
Net assets		$112,944,339
Net Assets by Source
Capital received from investors		103,944,497
Net investment income not yet distributed		18,161
Net realized capital gains		2,772,348
Net unrealized capital appreciation		6,209,333

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$112,944,339		9,845,558		$11.47

28    See financial notes

Schwab Target 2015 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$946,400
Dividends received from unaffiliated underlying funds		208,659
Interest	+	1,658
Total investment income		1,156,717
Expenses
Professional fees		13,614
Transfer agent fees		11,713
Registration fees		8,407
Shareholder reports		4,532
Independent trustees' fees		4,224
Portfolio accounting fees		3,522
Custodian fees		2,457
Proxy fees		2,257
Other expenses	+	1,072
Total expenses		51,798
Expense reduction by CSIM	–	49,541
Net expenses	–	2,257
Net investment income		1,154,460
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		2,662,001
Realized capital gain distributions received from unaffiliated underlying funds		292,897
Net realized gains on sales of affiliated underlying funds		220,736
Net realized losses on sales of unaffiliated underlying funds	+	(1,552)
Net realized gains		3,174,082
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(3,786,676)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(117,949)
Net change in unrealized appreciation (depreciation)	+	(3,904,625)
Net realized and unrealized losses		(730,543)
Increase in net assets resulting from operations		$423,917
See financial notes    29

Schwab Target 2015 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$1,154,460	$1,623,736
Net realized gains		3,174,082	6,088,949
Net change in unrealized appreciation (depreciation)	+	(3,904,625)	(5,522,303)
Increase in net assets from operations		423,917	2,190,382
Distributions to Shareholders
Distributions from net investment income		(1,912,081)	(2,377,309)
Distributions from net realized gains	+	(5,504,533)	(4,869,324)
Total distributions		($7,416,614)	($7,246,633)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		968,819	$11,060,025	3,086,913	$37,992,475
Shares reinvested		607,968	6,894,365	564,457	6,841,214
Shares redeemed	+	(1,178,379)	(13,550,582)	(2,879,374)	(35,347,201)
Net transactions in fund shares		398,408	$4,403,808	771,996	$9,486,488
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,447,150	$115,533,228	8,675,154	$111,102,991
Total increase or decrease	+	398,408	(2,588,889)	771,996	4,430,237
End of period		9,845,558	$112,944,339	9,447,150	$115,533,228
Net investment income not yet distributed			$18,161		$775,782
30    See financial notes

Schwab Target 2020 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$14.33	$14.32	$13.52	$11.94	$11.13	$10.80
Income (loss) from investment operations:
Net investment income (loss)	0.15 [1]	0.20 [1]	0.21	0.22	0.22	0.22
Net realized and unrealized gains (losses)	(0.21)	0.12	0.82	1.62	0.82	0.34
Total from investment operations	(0.06)	0.32	1.03	1.84	1.04	0.56
Less distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.23)	(0.26)	(0.23)	(0.23)
Distributions from net realized gains	(0.50)	—	—	—	—	—
Total distributions	(0.77)	(0.31)	(0.23)	(0.26)	(0.23)	(0.23)
Net asset value at end of period	$13.50	$14.33	$14.32	$13.52	$11.94	$11.13
Total return	(0.46%) [2]	2.25%	7.71%	15.72%	9.52%	5.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4],[5]	0.00% [5]	—	—	—	0.00% [5]
Gross operating expenses[3]	0.03% [4]	0.03%	0.04%	0.05%	0.06%	0.06%
Net investment income (loss)	2.26% [4]	1.42%	1.48%	1.71%	1.89%	1.92%
Portfolio turnover rate	5% [2]	25%	26%	14%	13%	15%
Net assets, end of period (x 1,000,000)	$535	$536	$499	$415	$306	$273

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    31

Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	483,940,896	522,688,023
2.2%	Short-Term Investments	11,983,629	11,983,629
99.9%	Total Investments	495,924,525	534,671,652
0.1%	Other Assets and Liabilities, Net		584,373
100.0%	Net Assets		535,256,025

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets
Equity Funds 52.3%
Global Real Estate 2.9%
Schwab Global Real Estate Fund (a)	2,163,264	15,683,663
International 12.8%
Laudus International MarketMasters Fund, Select Shares (a)	1,954,506	40,399,640
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	135,025	953,277
Schwab International Core Equity Fund (a)	3,008,113	27,163,258
		68,516,175
Large-Cap 33.2%
Dodge & Cox Stock Fund	23,651	3,795,820
Laudus U.S. Large Cap Growth Fund *(a)	2,805,809	43,882,847
Schwab Core Equity Fund (a)	2,555,691	48,328,125
Schwab Dividend Equity Fund (a)	1,564,286	22,306,721
Schwab S&P 500 Index Fund (a)	1,261,512	40,481,906
TCW Relative Value Large Cap Fund, Class I	922,204	18,849,857
		177,645,276
Small-Cap 3.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	373,071	6,069,867
Schwab Small-Cap Equity Fund (a)	662,732	11,889,403
		17,959,270
		279,804,384
Security	Number of Shares	Value ($)
Fixed-Income Funds 43.3%
Inflation-Protected Bond 2.8%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,329,370	14,888,942
Intermediate-Term Bond 33.4%
Metropolitan West Total Return Bond Fund, Class I	4,493,536	48,799,802
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,088,852	12,358,466
Schwab Intermediate-Term Bond Fund (a)	391,389	4,023,474
Schwab Total Bond Market Fund (a)	10,033,939	96,626,835
Wells Fargo Core Bond Fund, Institutional Class	1,312,591	17,024,309
		178,832,886
International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	599,739	6,093,350
Short-Term Bond 6.0%
Schwab Short-Term Bond Market Fund (a)	3,428,121	32,052,936
		231,868,114
Money Market Fund 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	11,014,424	11,015,525
Total Other Investment Companies
(Cost $483,940,896)		522,688,023
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets
Time Deposits 2.2%
Citibank
0.15%, 05/02/16 (c)	5,360,760	5,360,760
JPMorgan Chase Bank
0.15%, 05/02/16 (c)	1,262,109	1,262,109
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	5,360,760	5,360,760
Total Short-Term Investments
(Cost $11,983,629)		11,983,629

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $497,736,631 and the unrealized appreciation and depreciation were $42,486,909 and ($5,551,888), respectively, with a net unrealized appreciation of $36,935,021.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

32    See financial notes

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$522,688,023	$—	$—	$522,688,023
Short-Term Investments[1]	—	11,983,629	—	11,983,629
Total	$522,688,023	$11,983,629	$—	$534,671,652
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    33

Schwab Target 2020 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $387,548,783)		$421,859,769
Investments in unaffiliated issuers, at value (cost $108,375,742)	+	112,811,883
Total investments, at value (cost $495,924,525)		534,671,652
Receivables:
Fund shares sold		831,795
Dividends		334,090
Due from investment adviser		2,773
Interest		100
Prepaid expenses	+	27,720
Total assets		535,868,130
Liabilities
Payables:
Investments bought		325,554
Fund shares redeemed		245,863
Accrued expenses	+	40,688
Total liabilities		612,105
Net Assets
Total assets		535,868,130
Total liabilities	–	612,105
Net assets		$535,256,025
Net Assets by Source
Capital received from investors		478,315,671
Distributions in excess of net investment income		(546,176)
Net realized capital gains		18,739,403
Net unrealized capital appreciation		38,747,127

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$535,256,025		39,634,978		$13.50

34    See financial notes

Schwab Target 2020 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$4,868,566
Dividends received from unaffiliated underlying funds		1,024,645
Interest	+	7,140
Total investment income		5,900,351
Expenses
Registration fees		15,697
Professional fees		14,929
Transfer agent fees		14,130
Shareholder reports		13,516
Portfolio accounting fees		11,650
Proxy fees		7,747
Custodian fees		5,821
Independent trustees' fees		5,363
Other expenses	+	3,715
Total expenses		92,568
Expense reduction by CSIM	–	84,821
Net expenses	–	7,747
Net investment income		5,892,604
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		16,728,385
Realized capital gain distributions received from unaffiliated underlying funds		1,665,672
Net realized gains on sales of affiliated underlying funds		2,496,514
Net realized losses on sales of unaffiliated underlying funds	+	(264,243)
Net realized gains		20,626,328
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(27,726,554)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(912,904)
Net change in unrealized appreciation (depreciation)	+	(28,639,458)
Net realized and unrealized losses		(8,013,130)
Decrease in net assets resulting from operations		($2,120,526)
See financial notes    35

Schwab Target 2020 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$5,892,604	$7,462,227
Net realized gains		20,626,328	32,071,909
Net change in unrealized appreciation (depreciation)	+	(28,639,458)	(28,543,673)
Increase (decrease) in net assets from operations		(2,120,526)	10,990,463
Distributions to Shareholders
Distributions from net investment income		(10,024,736)	(10,865,751)
Distributions from net realized gains	+	(18,650,147)	—
Total distributions		($28,674,883)	($10,865,751)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,652,251	$49,007,102	8,456,975	$121,244,776
Shares reinvested		2,041,707	27,481,364	734,526	10,422,917
Shares redeemed	+	(3,493,105)	(46,817,305)	(6,613,737)	(94,577,536)
Net transactions in fund shares		2,200,853	$29,671,161	2,577,764	$37,090,157
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,434,125	$536,380,273	34,856,361	$499,165,404
Total increase or decrease	+	2,200,853	(1,124,248)	2,577,764	37,214,869
End of period		39,634,978	$535,256,025	37,434,125	$536,380,273
Distributions in excess of net investment income/Net investment income not yet distributed			($546,176)		$3,585,956
36    See financial notes

Schwab Target 2025 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$14.11	$14.54	$13.63	$11.73	$10.84	$10.46
Income (loss) from investment operations:
Net investment income (loss)	0.15 [1]	0.19 [1]	0.21	0.21	0.19	0.19
Net realized and unrealized gains (losses)	(0.26)	0.15	0.93	1.93	0.89	0.38
Total from investment operations	(0.11)	0.34	1.14	2.14	1.08	0.57
Less distributions:
Distributions from net investment income	(0.26)	(0.32)	(0.23)	(0.24)	(0.19)	(0.19)
Distributions from net realized gains	(0.66)	(0.45)	—	—	—	—
Total distributions	(0.92)	(0.77)	(0.23)	(0.24)	(0.19)	(0.19)
Net asset value at end of period	$13.08	$14.11	$14.54	$13.63	$11.73	$10.84
Total return	(0.80%) [2]	2.36%	8.44%	18.54%	10.14%	5.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4],[5]	0.00% [5]	—	—	0.00% [5]	—
Gross operating expenses[3]	0.04% [4]	0.04%	0.06%	0.08%	0.10%	0.14%
Net investment income (loss)	2.33% [4]	1.37%	1.39%	1.57%	1.73%	1.66%
Portfolio turnover rate	3% [2]	21%	27%	10%	13%	9%
Net assets, end of period (x 1,000,000)	$434	$409	$344	$251	$141	$104

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    37

Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	412,795,803	425,047,270
2.3%	Short-Term Investments	10,219,644	10,219,644
100.2%	Total Investments	423,015,447	435,266,914
(0.2%)	Other Assets and Liabilities, Net		(1,021,074)
100.0%	Net Assets		434,245,840

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 63.2%
Global Real Estate 3.5%
Schwab Global Real Estate Fund (a)	2,074,101	15,037,234
International 16.0%
Laudus International MarketMasters Fund, Select Shares (a)	1,928,620	39,864,578
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	452,828	3,196,965
Schwab International Core Equity Fund (a)	2,950,256	26,640,812
		69,702,355
Large-Cap 39.3%
Dodge & Cox Stock Fund	26,785	4,298,675
Laudus U.S. Large Cap Growth Fund *(a)	2,688,881	42,054,094
Schwab Core Equity Fund (a)	2,473,419	46,772,346
Schwab Dividend Equity Fund (a)	1,505,441	21,467,588
Schwab S&P 500 Index Fund (a)	1,206,883	38,728,862
TCW Relative Value Large Cap Fund, Class I	850,840	17,391,165
		170,712,730
Small-Cap 4.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	403,203	6,560,117
Schwab Small-Cap Equity Fund (a)	698,099	12,523,890
		19,084,007
		274,536,326
Security	Number of Shares	Value ($)
Fixed-Income Funds 33.3%
Inflation-Protected Bond 0.7%
Schwab Treasury Inflation Protected Securities Index Fund (a)	288,444	3,230,572
Intermediate-Term Bond 27.8%
Metropolitan West Total Return Bond Fund, Class I	3,152,242	34,233,351
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,175,282	13,339,446
Schwab Intermediate-Term Bond Fund (a)	524,751	5,394,437
Schwab Total Bond Market Fund (a)	6,115,871	58,895,834
Wells Fargo Core Bond Fund, Institutional Class	671,662	8,711,451
		120,574,519
International Bond 1.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	513,430	5,216,444
Short-Term Bond 3.6%
Schwab Short-Term Bond Market Fund (a)	1,656,109	15,484,621
		144,506,156
Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	6,004,188	6,004,788
Total Other Investment Companies
(Cost $412,795,803)		425,047,270
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
Citibank
0.15%, 05/02/16 (c)	4,355,650	4,355,650
JPMorgan Chase Bank
0.15%, 05/02/16 (c)	1,508,344	1,508,344
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	4,355,650	4,355,650
Total Short-Term Investments
(Cost $10,219,644)		10,219,644

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $424,268,173 and the unrealized appreciation and depreciation were $19,639,991 and ($8,641,250), respectively, with a net unrealized appreciation of $10,998,741.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

38    See financial notes

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$425,047,270	$—	$—	$425,047,270
Short-Term Investments[1]	—	10,219,644	—	10,219,644
Total	$425,047,270	$10,219,644	$—	$435,266,914
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    39

Schwab Target 2025 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $337,752,655)		$347,073,182
Investments in unaffiliated issuers, at value (cost $85,262,792)	+	88,193,732
Total investments, at value (cost $423,015,447)		435,266,914
Receivables:
Fund shares sold		498,101
Dividends		206,430
Due from investment adviser		2,718
Interest		85
Prepaid expenses	+	25,656
Total assets		435,999,904
Liabilities
Payables:
Investments bought		1,500,701
Fund shares redeemed		217,584
Accrued expenses	+	35,779
Total liabilities		1,754,064
Net Assets
Total assets		435,999,904
Total liabilities	–	1,754,064
Net assets		$434,245,840
Net Assets by Source
Capital received from investors		407,048,965
Distributions in excess of net investment income		(773,479)
Net realized capital gains		15,718,887
Net unrealized capital appreciation		12,251,467

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$434,245,840		33,203,666		$13.08

40    See financial notes

Schwab Target 2025 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$3,965,179
Dividends received from unaffiliated underlying funds		776,792
Interest	+	5,251
Total investment income		4,747,222
Expenses
Registration fees		14,729
Professional fees		14,459
Transfer agent fees		13,803
Shareholder reports		11,295
Portfolio accounting fees		10,505
Proxy fees		6,478
Independent trustees' fees		5,006
Custodian fees		4,845
Other expenses	+	3,168
Total expenses		84,288
Expense reduction by CSIM	–	77,810
Net expenses	–	6,478
Net investment income		4,740,744
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		15,095,428
Realized capital gain distributions received from unaffiliated underlying funds		1,382,989
Net realized gains on sales of affiliated underlying funds		467,732
Net realized losses on sales of unaffiliated underlying funds	+	(35,272)
Net realized gains		16,910,877
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(23,250,095)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(1,027,643)
Net change in unrealized appreciation (depreciation)	+	(24,277,738)
Net realized and unrealized losses		(7,366,861)
Decrease in net assets resulting from operations		($2,626,117)
See financial notes    41

Schwab Target 2025 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$4,740,744	$5,277,755
Net realized gains		16,910,877	21,852,024
Net change in unrealized appreciation (depreciation)	+	(24,277,738)	(18,943,147)
Increase (decrease) in net assets from operations		(2,626,117)	8,186,632
Distributions to Shareholders
Distributions from net investment income		(7,697,743)	(7,880,064)
Distributions from net realized gains	+	(19,307,598)	(10,940,164)
Total distributions		($27,005,341)	($18,820,228)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,356,439	$56,593,706	9,179,948	$130,416,395
Shares reinvested		2,002,536	26,213,202	1,313,209	18,358,656
Shares redeemed	+	(2,169,703)	(28,290,732)	(5,145,739)	(73,004,027)
Net transactions in fund shares		4,189,272	$54,516,176	5,347,418	$75,771,024
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,014,394	$409,361,122	23,666,976	$344,223,694
Total increase	+	4,189,272	24,884,718	5,347,418	65,137,428
End of period		33,203,666	$434,245,840	29,014,394	$409,361,122
Distributions in excess of net investment income/Net investment income not yet distributed			($773,479)		$2,183,520
42    See financial notes

Schwab Target 2030 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$15.59	$15.77	$14.70	$12.42	$11.43	$11.05
Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.21 [1]	0.22	0.22	0.19	0.19
Net realized and unrealized gains (losses)	(0.36)	0.17	1.10	2.31	0.99	0.38
Total from investment operations	(0.19)	0.38	1.32	2.53	1.18	0.57
Less distributions:
Distributions from net investment income	(0.30)	(0.36)	(0.25)	(0.25)	(0.19)	(0.19)
Distributions from net realized gains	(1.01)	(0.20)	—	—	—	—
Total distributions	(1.31)	(0.56)	(0.25)	(0.25)	(0.19)	(0.19)
Net asset value at end of period	$14.09	$15.59	$15.77	$14.70	$12.42	$11.43
Total return	(1.23%) [2]	2.44%	9.11%	20.73%	10.52%	5.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4],[5]	0.00% [5]	—	—	—	—
Gross operating expenses[3]	0.03% [4]	0.03%	0.03%	0.04%	0.05%	0.05%
Net investment income (loss)	2.42% [4]	1.36%	1.38%	1.59%	1.62%	1.60%
Portfolio turnover rate	3% [2]	19%	26%	10%	12%	8%
Net assets, end of period (x 1,000,000)	$800	$789	$727	$621	$444	$372

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    43

Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	708,430,374	782,064,640
2.3%	Short-Term Investments	17,969,350	17,969,350
100.0%	Total Investments	726,399,724	800,033,990
0.0%	Other Assets and Liabilities, Net		124,107
100.0%	Net Assets		800,158,097

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets
Equity Funds 71.7%
Global Real Estate 3.9%
Schwab Global Real Estate Fund (a)	4,285,046	31,066,582
International 18.7%
Laudus International MarketMasters Fund, Select Shares (a)	4,038,523	83,476,265
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,476,891	10,426,847
Schwab International Core Equity Fund (a)	6,207,373	56,052,583
		149,955,695
Large-Cap 43.7%
Dodge & Cox Stock Fund	48,553	7,792,193
Laudus U.S. Large Cap Growth Fund *(a)	5,510,350	86,181,870
Schwab Core Equity Fund (a)	5,054,528	95,581,119
Schwab Dividend Equity Fund (a)	3,101,059	44,221,097
Schwab S&P 500 Index Fund (a)	2,470,199	79,268,670
TCW Relative Value Large Cap Fund, Class I	1,782,930	36,443,088
		349,488,037
Small-Cap 5.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	911,800	14,834,985
Schwab Small-Cap Equity Fund (a)	1,579,047	28,328,098
		43,163,083
		573,673,397
Security	Number of Shares	Value ($)
Fixed-Income Funds 25.3%
Intermediate-Term Bond 22.2%
Metropolitan West Total Return Bond Fund, Class I	4,702,108	51,064,887
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,314,166	26,265,786
Schwab Intermediate-Term Bond Fund (a)	1,013,771	10,421,570
Schwab Total Bond Market Fund (a)	8,218,815	79,147,189
Wells Fargo Core Bond Fund, Institutional Class	798,260	10,353,439
		177,252,871
International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund *(a)	819,346	8,324,554
Short-Term Bond 2.1%
Schwab Short-Term Bond Market Fund (a)	1,797,757	16,809,030
		202,386,455
Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	6,004,188	6,004,788
Total Other Investment Companies
(Cost $708,430,374)		782,064,640
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
Citibank
0.15%, 05/02/16 (c)	8,035,243	8,035,243
JPMorgan Chase Bank
0.15%, 05/02/16 (c)	1,898,864	1,898,864
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	8,035,243	8,035,243
Total Short-Term Investments
(Cost $17,969,350)		17,969,350

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $730,652,296 and the unrealized appreciation and depreciation were $80,147,135 and ($10,765,441), respectively, with a net unrealized appreciation of $69,381,694.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

44    See financial notes

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$782,064,640	$—	$—	$782,064,640
Short-Term Investments[1]	—	17,969,350	—	17,969,350
Total	$782,064,640	$17,969,350	$—	$800,033,990
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    45

Schwab Target 2030 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $584,634,325)		$650,145,247
Investments in unaffiliated issuers, at value (cost $141,765,399)	+	149,888,743
Total investments, at value (cost $726,399,724)		800,033,990
Receivables:
Fund shares sold		899,654
Dividends		289,103
Due from investment adviser		3,451
Interest		150
Prepaid expenses	+	27,918
Total assets		801,254,266
Liabilities
Payables:
Investments bought		280,781
Fund shares redeemed		764,676
Accrued expenses	+	50,712
Total liabilities		1,096,169
Net Assets
Total assets		801,254,266
Total liabilities	–	1,096,169
Net assets		$800,158,097
Net Assets by Source
Capital received from investors		695,960,949
Distributions in excess of net investment income		(2,164,924)
Net realized capital gains		32,727,806
Net unrealized capital appreciation		73,634,266

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$800,158,097		56,795,297		$14.09

46    See financial notes

Schwab Target 2030 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$7,924,432
Dividends received from unaffiliated underlying funds		1,380,749
Interest	+	9,277
Total investment income		9,314,458
Expenses
Shareholder reports		19,920
Registration fees		19,224
Professional fees		15,704
Transfer agent fees		14,941
Portfolio accounting fees		13,755
Proxy fees		11,816
Custodian fees		7,720
Independent trustees' fees		6,040
Other expenses	+	5,759
Total expenses		114,879
Expense reduction by CSIM	–	103,063
Net expenses	–	11,816
Net investment income		9,302,642
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		32,482,355
Realized capital gain distributions received from unaffiliated underlying funds		2,710,054
Net realized gains on sales of affiliated underlying funds		1,721,089
Net realized losses on sales of unaffiliated underlying funds	+	(81,961)
Net realized gains		36,831,537
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(52,650,138)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(2,486,787)
Net change in unrealized appreciation (depreciation)	+	(55,136,925)
Net realized and unrealized losses		(18,305,388)
Decrease in net assets resulting from operations		($9,002,746)
See financial notes    47

Schwab Target 2030 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$9,302,642	$10,410,471
Net realized gains		36,831,537	57,648,422
Net change in unrealized appreciation (depreciation)	+	(55,136,925)	(50,365,678)
Increase (decrease) in net assets from operations		(9,002,746)	17,693,215
Distributions to Shareholders
Distributions from net investment income		(15,460,516)	(16,692,788)
Distributions from net realized gains	+	(51,660,998)	(9,243,382)
Total distributions		($67,121,514)	($25,936,170)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,125,646	$72,232,885	10,291,955	$160,976,354
Shares reinvested		4,601,025	65,104,505	1,631,332	25,204,083
Shares redeemed	+	(3,536,377)	(49,833,172)	(7,433,036)	(116,539,103)
Net transactions in fund shares		6,190,294	$87,504,218	4,490,251	$69,641,334
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,605,003	$788,778,139	46,114,752	$727,379,760
Total increase	+	6,190,294	11,379,958	4,490,251	61,398,379
End of period		56,795,297	$800,158,097	50,605,003	$788,778,139
Distributions in excess of net investment income/Net investment income not yet distributed			($2,164,924)		$3,992,950
48    See financial notes

Schwab Target 2035 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$14.70	$15.23	$14.12	$11.69	$10.70	$10.32
Income (loss) from investment operations:
Net investment income (loss)	0.16 [1]	0.19 [1]	0.20	0.20	0.16	0.16
Net realized and unrealized gains (losses)	(0.38)	0.17	1.15	2.45	0.99	0.38
Total from investment operations	(0.22)	0.36	1.35	2.65	1.15	0.54
Less distributions:
Distributions from net investment income	(0.28)	(0.35)	(0.24)	(0.22)	(0.16)	(0.16)
Distributions from net realized gains	(0.81)	(0.54)	—	—	—	—
Total distributions	(1.09)	(0.89)	(0.24)	(0.22)	(0.16)	(0.16)
Net asset value at end of period	$13.39	$14.70	$15.23	$14.12	$11.69	$10.70
Total return	(1.53%) [2]	2.43%	9.62%	23.02%	10.89%	5.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4],[5]	0.00% [5]	—	—	—	—
Gross operating expenses[3]	0.05% [4]	0.05%	0.07%	0.09%	0.13%	0.17%
Net investment income (loss)	2.44% [4]	1.28%	1.28%	1.42%	1.45%	1.41%
Portfolio turnover rate	2% [2]	14%	24%	5%	11%	4%
Net assets, end of period (x 1,000,000)	$354	$337	$282	$204	$111	$77

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    49

Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	337,712,015	346,572,234
2.0%	Short-Term Investments	6,885,283	6,885,283
99.9%	Total Investments	344,597,298	353,457,517
0.1%	Other Assets and Liabilities, Net		435,015
100.0%	Net Assets		353,892,532

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 78.8%
Global Real Estate 4.2%
Schwab Global Real Estate Fund (a)	2,059,471	14,931,164
International 21.1%
Laudus International MarketMasters Fund, Select Shares (a)	1,976,482	40,853,875
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	916,890	6,473,242
Schwab International Core Equity Fund (a)	3,007,333	27,156,217
		74,483,334
Large-Cap 47.1%
Dodge & Cox Stock Fund	26,622	4,272,641
Laudus U.S. Large Cap Growth Fund *(a)	2,633,815	41,192,864
Schwab Core Equity Fund (a)	2,410,323	45,579,208
Schwab Dividend Equity Fund (a)	1,471,743	20,987,053
Schwab S&P 500 Index Fund (a)	1,178,275	37,810,852
TCW Relative Value Large Cap Fund, Class I	830,046	16,966,138
		166,808,756
Small-Cap 6.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	481,347	7,831,514
Schwab Small-Cap Equity Fund (a)	821,675	14,740,853
		22,572,367
		278,795,621
Security	Number of Shares	Value ($)
Fixed-Income Funds 18.7%
Intermediate-Term Bond 16.8%
Metropolitan West Total Return Bond Fund, Class I	1,572,855	17,081,201
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	911,264	10,342,845
Schwab Intermediate-Term Bond Fund (a)	441,074	4,534,239
Schwab Total Bond Market Fund (a)	2,556,462	24,618,726
Wells Fargo Core Bond Fund, Institutional Class	225,405	2,923,499
		59,500,510
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund *(a)	267,860	2,721,455
Short-Term Bond 1.1%
Schwab Short-Term Bond Market Fund (a)	433,524	4,053,451
		66,275,416
Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	1,501,047	1,501,197
Total Other Investment Companies
(Cost $337,712,015)		346,572,234
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets
Time Deposits 2.0%
JPMorgan Chase Bank
0.15%, 05/02/16 (c)	3,335,939	3,335,939
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	3,549,344	3,549,344
Total Short-Term Investments
(Cost $6,885,283)		6,885,283

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $345,530,787 and the unrealized appreciation and depreciation were $17,463,560 and ($9,536,830), respectively, with a net unrealized appreciation of $7,926,730.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

50    See financial notes

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$346,572,234	$—	$—	$346,572,234
Short-Term Investments[1]	—	6,885,283	—	6,885,283
Total	$346,572,234	$6,885,283	$—	$353,457,517
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    51

Schwab Target 2035 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $289,102,643)		$294,985,910
Investments in unaffiliated issuers, at value (cost $55,494,655)	+	58,471,607
Total investments, at value (cost $344,597,298)		353,457,517
Receivables:
Fund shares sold		559,799
Dividends		91,294
Due from investment adviser		2,468
Interest		57
Prepaid expenses	+	19,626
Total assets		354,130,761
Liabilities
Payables:
Investments bought		88,570
Fund shares redeemed		112,197
Accrued expenses	+	37,462
Total liabilities		238,229
Net Assets
Total assets		354,130,761
Total liabilities	–	238,229
Net assets		$353,892,532
Net Assets by Source
Capital received from investors		330,725,904
Distributions in excess of net investment income		(1,127,343)
Net realized capital gains		15,433,752
Net unrealized capital appreciation		8,860,219

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$353,892,532		26,431,546		$13.39

52    See financial notes

Schwab Target 2035 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$3,529,696
Dividends received from unaffiliated underlying funds		534,066
Interest	+	3,856
Total investment income		4,067,618
Expenses
Transfer agent fees		14,468
Professional fees		14,235
Registration fees		13,189
Shareholder reports		11,122
Portfolio accounting fees		9,885
Proxy fees		6,504
Independent trustees' fees		4,812
Custodian fees		4,142
Other expenses	+	2,695
Total expenses		81,052
Expense reduction by CSIM	–	74,548
Net expenses	–	6,504
Net investment income		4,061,114
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		15,078,302
Realized capital gain distributions received from unaffiliated underlying funds		1,149,908
Net realized gains on sales of affiliated underlying funds		136,465
Net realized gains on sales of unaffiliated underlying funds	+	8,548
Net realized gains		16,373,223
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(23,705,962)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(1,175,664)
Net change in unrealized appreciation (depreciation)	+	(24,881,626)
Net realized and unrealized losses		(8,508,403)
Decrease in net assets resulting from operations		($4,447,289)
See financial notes    53

Schwab Target 2035 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$4,061,114	$4,021,662
Net realized gains		16,373,223	21,580,438
Net change in unrealized appreciation (depreciation)	+	(24,881,626)	(19,013,610)
Increase (decrease) in net assets from operations		(4,447,289)	6,588,490
Distributions to Shareholders
Distributions from net investment income		(6,503,748)	(6,621,678)
Distributions from net realized gains	+	(18,968,293)	(10,314,099)
Total distributions		($25,472,041)	($16,935,777)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,217,153	$42,917,371	6,655,837	$98,662,330
Shares reinvested		1,840,004	24,821,651	1,133,588	16,527,714
Shares redeemed	+	(1,554,034)	(20,923,740)	(3,359,991)	(49,645,929)
Net transactions in fund shares		3,503,123	$46,815,282	4,429,434	$65,544,115
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,928,423	$336,996,580	18,498,989	$281,799,752
Total increase	+	3,503,123	16,895,952	4,429,434	55,196,828
End of period		26,431,546	$353,892,532	22,928,423	$336,996,580
Distributions in excess of net investment income/Net investment income not yet distributed			($1,127,343)		$1,315,291
54    See financial notes

Schwab Target 2040 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$16.42	$16.77	$15.49	$12.67	$11.55	$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.18 [1]	0.21 [1]	0.21	0.22	0.17	0.17
Net realized and unrealized gains (losses)	(0.48)	0.20	1.33	2.84	1.12	0.40
Total from investment operations	(0.30)	0.41	1.54	3.06	1.29	0.57
Less distributions:
Distributions from net investment income	(0.32)	(0.39)	(0.26)	(0.24)	(0.17)	(0.18)
Distributions from net realized gains	(1.17)	(0.37)	—	—	—	—
Total distributions	(1.49)	(0.76)	(0.26)	(0.24)	(0.17)	(0.18)
Net asset value at end of period	$14.63	$16.42	$16.77	$15.49	$12.67	$11.55
Total return	(1.90%) [2]	2.48%	10.07%	24.55%	11.33%	5.08%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4],[5]	0.00% [5]	—	—	—	—
Gross operating expenses[3]	0.03% [4]	0.03%	0.04%	0.04%	0.06%	0.06%
Net investment income (loss)	2.51% [4]	1.27%	1.26%	1.47%	1.42%	1.42%
Portfolio turnover rate	2% [2]	13%	23%	6%	12%	3%
Net assets, end of period (x 1,000,000)	$829	$834	$768	$639	$435	$342

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes    55

Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.1%	Other Investment Companies	740,777,017	812,785,491
1.9%	Short-Term Investments	15,982,208	15,982,208
100.0%	Total Investments	756,759,225	828,767,699
(0.0%)	Other Assets and Liabilities, Net		(112,624)
100.0%	Net Assets		828,655,075

Security	Number of Shares	Value ($)
Other Investment Companies 98.1% of net assets
Equity Funds 85.8%
Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	5,219,795	37,843,512
International 23.4%
Laudus International MarketMasters Fund, Select Shares (a)	5,048,921	104,361,188
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,870,183	20,263,490
Schwab International Core Equity Fund (a)	7,720,177	69,713,198
		194,337,876
Large-Cap 50.2%
Dodge & Cox Stock Fund	62,530	10,035,406
Laudus U.S. Large Cap Growth Fund *(a)	6,587,963	103,035,743
Schwab Core Equity Fund (a)	6,004,476	113,544,637
Schwab Dividend Equity Fund (a)	3,664,482	52,255,511
Schwab S&P 500 Index Fund (a)	2,946,443	94,551,368
TCW Relative Value Large Cap Fund, Class I	2,084,971	42,616,808
		416,039,473
Small-Cap 7.6%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,335,550	21,729,398
Schwab Small-Cap Equity Fund (a)	2,281,047	40,921,991
		62,651,389
		710,872,250
Security	Number of Shares	Value ($)
Fixed-Income Funds 12.2%
Intermediate-Term Bond 11.3%
Metropolitan West Total Return Bond Fund, Class I	2,411,669	26,190,724
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,675,229	19,013,845
Schwab Intermediate-Term Bond Fund (a)	888,027	9,128,921
Schwab Total Bond Market Fund (a)	3,659,518	35,241,158
Wells Fargo Core Bond Fund, Institutional Class	298,099	3,866,348
		93,440,996
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund *(a)	371,078	3,770,148
Short-Term Bond 0.4%
Schwab Short-Term Bond Market Fund (a)	395,861	3,701,299
		100,912,443
Money Market Fund 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	1,000,698	1,000,798
Total Other Investment Companies
(Cost $740,777,017)		812,785,491
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
Bank of Tokyo - Mitsubishi UFJ
0.15%, 05/02/16 (c)	7,655,073	7,655,073
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	8,327,135	8,327,135
Total Short-Term Investments
(Cost $15,982,208)		15,982,208

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $761,105,713 and the unrealized appreciation and depreciation were $81,187,199 and ($13,525,213), respectively, with a net unrealized appreciation of $67,661,986.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

56    See financial notes

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$812,785,491	$—	$—	$812,785,491
Short-Term Investments[1]	—	15,982,208	—	15,982,208
Total	$812,785,491	$15,982,208	$—	$828,767,699
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    57

Schwab Target 2040 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $649,638,326)		$711,062,360
Investments in unaffiliated issuers, at value (cost $107,120,899)	+	117,705,339
Total investments, at value (cost $756,759,225)		828,767,699
Receivables:
Fund shares sold		638,984
Dividends		136,951
Due from investment adviser		3,772
Interest		133
Prepaid expenses	+	24,843
Total assets		829,572,382
Liabilities
Payables:
Investments bought		132,868
Fund shares redeemed		715,675
Accrued expenses	+	68,764
Total liabilities		917,307
Net Assets
Total assets		829,572,382
Total liabilities	–	917,307
Net assets		$828,655,075
Net Assets by Source
Capital received from investors		718,186,540
Distributions in excess of net investment income		(3,393,848)
Net realized capital gains		41,853,909
Net unrealized capital appreciation		72,008,474

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$828,655,075		56,657,405		$14.63

58    See financial notes

Schwab Target 2040 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$8,992,401
Dividends received from unaffiliated underlying funds		1,103,762
Interest	+	9,171
Total investment income		10,105,334
Expenses
Shareholder reports		31,285
Proxy fees		19,284
Registration fees		18,766
Transfer agent fees		18,521
Professional fees		15,846
Portfolio accounting fees		14,148
Custodian fees		8,128
Independent trustees' fees		6,160
Other expenses	+	6,199
Total expenses		138,337
Expense reduction by CSIM	–	119,053
Net expenses	–	19,284
Net investment income		10,086,050
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		40,136,707
Realized capital gain distributions received from unaffiliated underlying funds		2,714,346
Net realized gains on sales of affiliated underlying funds		3,356,640
Net realized gains on sales of unaffiliated underlying funds	+	82,280
Net realized gains		46,289,973
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(68,260,765)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(3,494,743)
Net change in unrealized appreciation (depreciation)	+	(71,755,508)
Net realized and unrealized losses		(25,465,535)
Decrease in net assets resulting from operations		($15,379,485)
See financial notes    59

Schwab Target 2040 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$10,086,050	$10,276,097
Net realized gains		46,289,973	67,481,325
Net change in unrealized appreciation (depreciation)	+	(71,755,508)	(58,765,404)
Increase (decrease) in net assets from operations		(15,379,485)	18,992,018
Distributions to Shareholders
Distributions from net investment income		(16,331,843)	(18,123,716)
Distributions from net realized gains	+	(60,050,458)	(16,937,962)
Total distributions		($76,382,301)	($35,061,678)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,355,508	$63,782,029	9,498,363	$156,723,911
Shares reinvested		5,048,206	74,662,962	2,105,777	34,303,111
Shares redeemed	+	(3,583,151)	(52,518,233)	(6,579,336)	(108,941,688)
Net transactions in fund shares		5,820,563	$85,926,758	5,024,804	$82,085,334
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,836,842	$834,490,103	45,812,038	$768,474,429
Total increase or decrease	+	5,820,563	(5,835,028)	5,024,804	66,015,674
End of period		56,657,405	$828,655,075	50,836,842	$834,490,103
Distributions in excess of net investment income/Net investment income not yet distributed			($3,393,848)		$2,851,945
60    See financial notes

Schwab Target 2045 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.51	$12.67	$11.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14 [2]	0.14 [2]	0.16	0.02
Net realized and unrealized gains (losses)	(0.38)	0.15	1.03	1.64
Total from investment operations	(0.24)	0.29	1.19	1.66
Less distributions:
Distributions from net investment income	(0.23)	(0.29)	(0.18)	—
Distributions from net realized gains	(0.44)	(0.16)	—	—
Total distributions	(0.67)	(0.45)	(0.18)	—
Net asset value at end of period	$11.60	$12.51	$12.67	$11.66
Total return	(1.98%) [3]	2.37%	10.30%	16.60% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5],[6]	0.00% [6]	—	0.00% [7],[8]
Gross operating expenses[4]	0.15% [5]	0.20%	0.32%	1.08% [7]
Net investment income (loss)	2.46% [5]	1.09%	1.03%	0.46% [7]
Portfolio turnover rate	1% [3]	10%	23%	39% [3]
Net assets, end of period (x 1,000,000)	$75	$66	$41	$18

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized (except for proxy costs).
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
Annualized.
8
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.
See financial notes    61

Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	77,660,856	72,952,579
2.3%	Short-Term Investments	1,746,171	1,746,171
100.1%	Total Investments	79,407,027	74,698,750
(0.1%)	Other Assets and Liabilities, Net		(96,009)
100.0%	Net Assets		74,602,741

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets
Equity Funds 89.4%
Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	488,137	3,538,996
International 24.7%
Laudus International MarketMasters Fund, Select Shares (a)	470,745	9,730,308
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	294,816	2,081,402
Schwab International Core Equity Fund (a)	728,562	6,578,913
		18,390,623
Large-Cap 51.6%
Dodge & Cox Stock Fund	7,259	1,164,942
Laudus U.S. Large Cap Growth Fund *(a)	607,498	9,501,268
Schwab Core Equity Fund (a)	558,625	10,563,599
Schwab Dividend Equity Fund (a)	335,251	4,780,678
Schwab S&P 500 Index Fund (a)	274,137	8,797,062
TCW Relative Value Large Cap Fund, Class I	181,725	3,714,455
		38,522,004
Small-Cap 8.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	132,228	2,151,354
Schwab Small-Cap Equity Fund (a)	226,750	4,067,889
		6,219,243
		66,670,866
Security	Number of Shares	Value ($)
Fixed-Income Funds 8.4%
Intermediate-Term Bond 7.9%
Metropolitan West Total Return Bond Fund, Class I	149,047	1,618,646
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	111,227	1,262,429
Schwab Intermediate-Term Bond Fund (a)	63,595	653,757
Schwab Total Bond Market Fund (a)	220,467	2,123,101
Wells Fargo Core Bond Fund, Institutional Class	19,672	255,149
		5,913,082
International Bond 0.3%
Laudus Mondrian International Government Fixed Income Fund *(a)	20,710	210,412
Short-Term Bond 0.2%
Schwab Short-Term Bond Market Fund (a)	16,922	158,219
		6,281,713
Total Other Investment Companies
(Cost $77,660,856)		72,952,579
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
Bank of Tokyo - Mitsubishi UFJ
0.15%, 05/02/16 (b)	748,284	748,284
Citibank
0.15%, 05/02/16 (b)	249,603	249,603
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (b)	748,284	748,284
Total Short-Term Investments
(Cost $1,746,171)		1,746,171

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $79,690,552 and the unrealized appreciation and depreciation were $707,847 and ($5,699,649), respectively, with a net unrealized depreciation of ($4,991,802).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

62    See financial notes

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$72,952,579	$—	$—	$72,952,579
Short-Term Investments[1]	—	1,746,171	—	1,746,171
Total	$72,952,579	$1,746,171	$—	$74,698,750
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    63

Schwab Target 2045 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $69,601,487)		$64,936,958
Investments in unaffiliated issuers, at value (cost $9,805,540)	+	9,761,792
Total investments, at value (cost $79,407,027)		74,698,750
Receivables:
Fund shares sold		147,380
Dividends		8,095
Due from investment adviser		1,625
Interest		15
Prepaid expenses	+	12,587
Total assets		74,868,452
Liabilities
Payables:
Investments bought		237,857
Fund shares redeemed		3,863
Accrued expenses	+	23,991
Total liabilities		265,711
Net Assets
Total assets		74,868,452
Total liabilities	–	265,711
Net assets		$74,602,741
Net Assets by Source
Capital received from investors		76,319,368
Distributions in excess of net investment income		(292,727)
Net realized capital gains		3,284,377
Net unrealized capital depreciation		(4,708,277)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$74,602,741		6,432,226		$11.60

64    See financial notes

Schwab Target 2045 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$744,274
Dividends received from unaffiliated underlying funds		79,901
Interest	+	810
Total investment income		824,985
Expenses
Professional fees		13,408
Transfer agent fees		11,168
Registration fees		8,112
Shareholder reports		5,202
Independent trustees' fees		4,083
Proxy fees		3,118
Portfolio accounting fees		3,063
Custodian fees		2,806
Other expenses	+	779
Total expenses		51,739
Expense reduction by CSIM	–	48,621
Net expenses	–	3,118
Net investment income		821,867
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		3,357,383
Realized capital gain distributions received from unaffiliated underlying funds		212,746
Net realized losses on sales of affiliated underlying funds		(28,536)
Net realized gains on sales of unaffiliated underlying funds	+	5
Net realized gains		3,541,598
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(5,235,497)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(269,425)
Net change in unrealized appreciation (depreciation)	+	(5,504,922)
Net realized and unrealized losses		(1,963,324)
Decrease in net assets resulting from operations		($1,141,457)
See financial notes    65

Schwab Target 2045 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$821,867	$596,917
Net realized gains		3,541,598	2,629,910
Net change in unrealized appreciation (depreciation)	+	(5,504,922)	(2,376,906)
Increase (decrease) in net assets from operations		(1,141,457)	849,921
Distributions to Shareholders
Distributions from net investment income		(1,239,407)	(1,032,882)
Distributions from net realized gains	+	(2,410,714)	(569,067)
Total distributions		($3,650,121)	($1,601,949)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,286,786	$14,749,261	2,576,788	$32,462,188
Shares reinvested		304,143	3,570,641	125,756	1,561,897
Shares redeemed	+	(419,971)	(4,752,169)	(677,473)	(8,446,952)
Net transactions in fund shares		1,170,958	$13,567,733	2,025,071	$25,577,133
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,261,268	$65,826,586	3,236,197	$41,001,481
Total increase	+	1,170,958	8,776,155	2,025,071	24,825,105
End of period		6,432,226	$74,602,741	5,261,268	$65,826,586
Distributions in excess of net investment income/Net investment income not yet distributed			($292,727)		$124,813
66    See financial notes

Schwab Target 2050 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.60	$12.75	$11.72	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14 [2]	0.13 [2]	0.17	0.02
Net realized and unrealized gains (losses)	(0.39)	0.18	1.04	1.70
Total from investment operations	(0.25)	0.31	1.21	1.72
Less distributions:
Distributions from net investment income	(0.23)	(0.30)	(0.18)	—
Distributions from net realized gains	(0.45)	(0.16)	—	—
Total distributions	(0.68)	(0.46)	(0.18)	—
Net asset value at end of period	$11.67	$12.60	$12.75	$11.72
Total return	(2.05%) [3]	2.44%	10.43%	17.20% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.01% [5],[6]	0.00% [7]	—	0.00% [8],[9]
Gross operating expenses[4]	0.18% [5]	0.25%	0.39%	1.37% [9]
Net investment income (loss)	2.45% [5]	1.05%	0.99%	0.40% [9]
Portfolio turnover rate	1% [3]	8%	23%	40% [3]
Net assets, end of period (x 1,000,000)	$60	$53	$33	$14

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized (except for proxy costs).
6
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
8
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.
9
Annualized.
See financial notes    67

Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	62,782,714	59,025,320
2.1%	Short-Term Investments	1,254,660	1,254,660
99.9%	Total Investments	64,037,374	60,279,980
0.1%	Other Assets and Liabilities, Net		35,912
100.0%	Net Assets		60,315,892

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets
Equity Funds 92.1%
Global Real Estate 4.9%
Schwab Global Real Estate Fund (a)	404,556	2,933,030
International 25.6%
Laudus International MarketMasters Fund, Select Shares (a)	395,200	8,168,785
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	262,238	1,851,401
Schwab International Core Equity Fund (a)	603,505	5,449,649
		15,469,835
Large-Cap 52.6%
Dodge & Cox Stock Fund	5,568	893,671
Laudus U.S. Large Cap Growth Fund *(a)	505,290	7,902,730
Schwab Core Equity Fund (a)	456,007	8,623,088
Schwab Dividend Equity Fund (a)	279,338	3,983,357
Schwab S&P 500 Index Fund (a)	225,343	7,231,250
TCW Relative Value Large Cap Fund, Class I	152,987	3,127,054
		31,761,150
Small-Cap 9.0%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	116,738	1,899,332
Schwab Small-Cap Equity Fund (a)	196,610	3,527,179
		5,426,511
		55,590,526
Security	Number of Shares	Value ($)
Fixed-Income Funds 5.7%
Intermediate-Term Bond 5.4%
Metropolitan West Total Return Bond Fund, Class I	84,862	921,599
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	65,312	741,290
Schwab Intermediate-Term Bond Fund (a)	38,883	399,718
Schwab Total Bond Market Fund (a)	119,191	1,147,809
Wells Fargo Core Bond Fund, Institutional Class	5,480	71,079
		3,281,495
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	10,611	107,812
Short-Term Bond 0.1%
Schwab Short-Term Bond Market Fund (a)	4,865	45,487
		3,434,794
Total Other Investment Companies
(Cost $62,782,714)		59,025,320
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets
Time Deposits 2.1%
Bank of Tokyo - Mitsubishi UFJ
0.15%, 05/02/16 (b)	605,606	605,606
Citibank
0.15%, 05/02/16 (b)	43,448	43,448
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (b)	605,606	605,606
Total Short-Term Investments
(Cost $1,254,660)		1,254,660

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $64,279,919 and the unrealized appreciation and depreciation were $586,436 and ($4,586,375), respectively, with a net unrealized depreciation of ($3,999,939).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

68    See financial notes

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$59,025,320	$—	$—	$59,025,320
Short-Term Investments[1]	—	1,254,660	—	1,254,660
Total	$59,025,320	$1,254,660	$—	$60,279,980
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    69

Schwab Target 2050 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $57,014,647)		$53,270,627
Investments in unaffiliated issuers, at value (cost $7,022,727)	+	7,009,353
Total investments, at value (cost $64,037,374)		60,279,980
Receivables:
Fund shares sold		58,973
Dividends		4,481
Due from investment adviser		1,604
Prepaid expenses	+	11,414
Total assets		60,356,452
Liabilities
Payables:
Investments bought		4,331
Fund shares redeemed		12,535
Accrued expenses	+	23,694
Total liabilities		40,560
Net Assets
Total assets		60,356,452
Total liabilities	–	40,560
Net assets		$60,315,892
Net Assets by Source
Capital received from investors		61,604,105
Distributions in excess of net investment income		(250,370)
Net realized capital gains		2,719,551
Net unrealized capital depreciation		(3,757,394)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$60,315,892		5,170,142		$11.67

70    See financial notes

Schwab Target 2050 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$610,145
Dividends received from unaffiliated underlying funds		59,322
Interest	+	636
Total investment income		670,103
Expenses
Professional fees		13,377
Transfer agent fees		11,278
Registration fees		7,727
Shareholder reports		5,531
Independent trustees' fees		4,051
Proxy fees		3,207
Portfolio accounting fees		2,954
Custodian fees		2,674
Other expenses	+	694
Total expenses		51,493
Expense reduction by CSIM	–	48,286
Net expenses	–	3,207
Net investment income		666,896
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		2,789,648
Realized capital gain distributions received from unaffiliated underlying funds		171,625
Net realized losses on sales of affiliated underlying funds		(78,145)
Net realized losses on sales of unaffiliated underlying funds	+	(327)
Net realized gains		2,882,801
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(4,219,741)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(218,287)
Net change in unrealized appreciation (depreciation)	+	(4,438,028)
Net realized and unrealized losses		(1,555,227)
Decrease in net assets resulting from operations		($888,331)
See financial notes    71

Schwab Target 2050 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$666,896	$468,843
Net realized gains		2,882,801	2,221,915
Net change in unrealized appreciation (depreciation)	+	(4,438,028)	(1,922,577)
Increase (decrease) in net assets from operations		(888,331)	768,181
Distributions to Shareholders
Distributions from net investment income		(1,001,880)	(830,660)
Distributions from net realized gains	+	(1,983,116)	(451,787)
Total distributions		($2,984,996)	($1,282,447)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,088,088	$12,515,987	2,053,340	$26,056,935
Shares reinvested		245,062	2,894,189	100,456	1,256,702
Shares redeemed	+	(359,175)	(4,098,344)	(583,556)	(7,414,061)
Net transactions in fund shares		973,975	$11,311,832	1,570,240	$19,899,576
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,196,167	$52,877,387	2,625,927	$33,492,077
Total increase	+	973,975	7,438,505	1,570,240	19,385,310
End of period		5,170,142	$60,315,892	4,196,167	$52,877,387
Distributions in excess of net investment income/Net investment income not yet distributed			($250,370)		$84,614
72    See financial notes

Schwab Target 2055 Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.63	$12.79	$11.74	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14 [2]	0.13 [2]	0.16	0.02
Net realized and unrealized gains (losses)	(0.41)	0.17	1.07	1.72
Total from investment operations	(0.27)	0.30	1.23	1.74
Less distributions:
Distributions from net investment income	(0.23)	(0.30)	(0.18)	—
Distributions from net realized gains	(0.46)	(0.16)	—	—
Total distributions	(0.69)	(0.46)	(0.18)	—
Net asset value at end of period	$11.67	$12.63	$12.79	$11.74
Total return	(2.24%) [3]	2.36%	10.59%	17.40% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.01% [5],[6]	0.00% [7]	—	0.00% [8],[9]
Gross operating expenses[4]	0.32% [5]	0.44%	0.68%	2.78% [9]
Net investment income (loss)	2.44% [5]	1.03%	0.94%	0.34% [9]
Portfolio turnover rate	1% [3]	8%	29%	12% [3]
Net assets, end of period (x 1,000,000)	$34	$29	$18	$7

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized (except for proxy costs).
6
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
8
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.
9
Annualized.
See financial notes    73

Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	34,904,615	32,741,515
2.2%	Short-Term Investments	742,765	742,765
99.9%	Total Investments	35,647,380	33,484,280
0.1%	Other Assets and Liabilities, Net		46,929
100.0%	Net Assets		33,531,209

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets
Equity Funds 94.4%
Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	230,476	1,670,951
International 26.5%
Laudus International MarketMasters Fund, Select Shares (a)	224,245	4,635,144
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	158,906	1,121,874
Schwab International Core Equity Fund (a)	345,170	3,116,885
		8,873,903
Large-Cap 53.4%
Dodge & Cox Stock Fund	3,238	519,731
Laudus U.S. Large Cap Growth Fund *(a)	285,056	4,458,274
Schwab Core Equity Fund (a)	257,750	4,874,057
Schwab Dividend Equity Fund (a)	157,061	2,239,686
Schwab S&P 500 Index Fund (a)	127,412	4,088,663
TCW Relative Value Large Cap Fund, Class I	84,524	1,727,676
		17,908,087
Small-Cap 9.5%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	67,286	1,094,740
Schwab Small-Cap Equity Fund (a)	116,128	2,083,339
		3,178,079
		31,631,020
Security	Number of Shares	Value ($)
Fixed-Income Funds 3.3%
Intermediate-Term Bond 3.2%
Metropolitan West Total Return Bond Fund, Class I	26,180	284,310
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	23,799	270,113
Schwab Intermediate-Term Bond Fund (a)	13,980	143,710
Schwab Total Bond Market Fund (a)	36,530	351,782
Wells Fargo Core Bond Fund, Institutional Class	1,603	20,791
		1,070,706
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	3,916	39,789
		1,110,495
Total Other Investment Companies
(Cost $34,904,615)		32,741,515
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets
Time Deposits 2.2%
Bank of Tokyo - Mitsubishi UFJ
0.15%, 05/02/16 (b)	336,555	336,555
Citibank
0.15%, 05/02/16 (b)	69,655	69,655
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (b)	336,555	336,555
Total Short-Term Investments
(Cost $742,765)		742,765

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $35,775,572 and the unrealized appreciation and depreciation were $329,734 and ($2,621,026), respectively, with a net unrealized depreciation of ($2,291,292).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

74    See financial notes

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$32,741,515	$—	$—	$32,741,515
Short-Term Investments[1]	—	742,765	—	742,765
Total	$32,741,515	$742,765	$—	$33,484,280
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    75

Schwab Target 2055 Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $32,079,194)		$29,918,894
Investments in unaffiliated issuers, at value (cost $3,568,186)	+	3,565,386
Total investments, at value (cost $35,647,380)		33,484,280
Receivables:
Fund shares sold		75,042
Due from investment adviser		1,540
Dividends		1,369
Prepaid expenses	+	11,103
Total assets		33,573,334
Liabilities
Payables:
Investments bought		1,320
Fund shares redeemed		16,842
Accrued expenses	+	23,963
Total liabilities		42,125
Net Assets
Total assets		33,573,334
Total liabilities	–	42,125
Net assets		$33,531,209
Net Assets by Source
Capital received from investors		34,322,047
Distributions in excess of net investment income		(143,245)
Net realized capital gains		1,515,507
Net unrealized capital depreciation		(2,163,100)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$33,531,209		2,873,250		$11.67

76    See financial notes

Schwab Target 2055 Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$335,845
Dividends received from unaffiliated underlying funds		27,963
Interest	+	353
Total investment income		364,161
Expenses
Professional fees		13,314
Transfer agent fees		11,344
Registration fees		6,925
Shareholder reports		5,255
Independent trustees' fees		3,987
Proxy fees		2,777
Portfolio accounting fees		2,744
Custodian fees		2,506
Other expenses	+	516
Total expenses		49,368
Expense reduction by CSIM	–	46,591
Net expenses	–	2,777
Net investment income		361,384
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,553,805
Realized capital gain distributions received from unaffiliated underlying funds		89,505
Net realized losses on sales of affiliated underlying funds		(33,519)
Net realized losses on sales of unaffiliated underlying funds	+	(8)
Net realized gains		1,609,783
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(2,374,808)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(124,476)
Net change in unrealized appreciation (depreciation)	+	(2,499,284)
Net realized and unrealized losses		(889,501)
Decrease in net assets resulting from operations		($528,117)
See financial notes    77

Schwab Target 2055 Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$361,384	$245,160
Net realized gains		1,609,783	1,237,485
Net change in unrealized appreciation (depreciation)	+	(2,499,284)	(1,070,261)
Increase (decrease) in net assets from operations		(528,117)	412,384
Distributions to Shareholders
Distributions from net investment income		(539,934)	(449,182)
Distributions from net realized gains	+	(1,092,479)	(247,620)
Total distributions		($1,632,413)	($696,802)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		672,663	$7,750,676	1,224,356	$15,542,457
Shares reinvested		134,412	1,590,086	53,831	675,575
Shares redeemed	+	(214,527)	(2,454,375)	(398,490)	(5,048,181)
Net transactions in fund shares		592,548	$6,886,387	879,697	$11,169,851
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,280,702	$28,805,352	1,401,005	$17,919,919
Total increase	+	592,548	4,725,857	879,697	10,885,433
End of period		2,873,250	$33,531,209	2,280,702	$28,805,352
Distributions in excess of net investment income/Net investment income not yet distributed			($143,245)		$35,305
78    See financial notes

Schwab Target Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Laudus International MarketMasters Fund™
Schwab Target 2010 Fund	Schwab Balanced Fund™
Schwab Target 2015 Fund	Schwab Core Equity Fund™
Schwab Target 2020 Fund	Schwab Dividend Equity Fund™
Schwab Target 2025 Fund	Schwab Large-Cap Growth Fund™
Schwab Target 2030 Fund	Schwab Small-Cap Equity Fund™
Schwab Target 2035 Fund	Schwab Hedged Equity Fund™
Schwab Target 2040 Fund	Schwab Financial Services Fund™
Schwab Target 2045 Fund	Schwab Health Care Fund™
Schwab Target 2050 Fund	Schwab ® International Core Equity Fund
Schwab Target 2055 Fund	Schwab Fundamental US Large Company Index Fund
Schwab ® S&P 500 Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental International Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab ® Monthly Income Fund — Moderate Payout
Schwab MarketTrack Balanced Portfolio™	Schwab ® Monthly Income Fund — Enhanced Payout
Schwab MarketTrack Conservative Portfolio™	Schwab ® Monthly Income Fund — Maximum Payout
Laudus Small-Cap MarketMasters Fund™

The Schwab Target Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, exchange-traded funds (ETFs), and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
79

Schwab Target Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
80

Schwab Target Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The levels associated with valuing the funds' investments as of April 30, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
81

Schwab Target Funds
Financial Notes, unaudited (continued)
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.
Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, ETFs, and cash equivalents, including money market securities. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.
Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments—bonds or stocks of another capitalization range, for instance—underlying fund's large-, mid- or small-cap holdings could reduce performance.
82

Schwab Target Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Money Market Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund's returns or as a substitute for a position or security.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.
83

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds' total expenses charged is limited to each fund's direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2016, each Schwab Target Fund's ownership percentages of other related funds' shares are:
Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
Schwab Global Real Estate Fund	0.5%	1.0%	6.0%	5.7%	11.8%	5.7%	14.4%	1.3%	1.1%	0.6%
Laudus International MarketMasters Fund, Select Shares	0.2%	0.4%	2.5%	2.5%	5.2%	2.5%	6.5%	0.6%	0.5%	0.3%
Laudus Mondrian Emerging Markets Fund, Institutional Shares	—%	—%	0.2%	0.8%	2.5%	1.6%	4.9%	0.5%	0.4%	0.3%
Schwab International Core Equity Fund	0.3%	0.5%	3.7%	3.6%	7.6%	3.7%	9.4%	0.9%	0.7%	0.4%
Laudus U.S. Large Cap Growth Fund	0.2%	0.4%	2.3%	2.2%	4.5%	2.2%	5.4%	0.5%	0.4%	0.2%
Schwab Core Equity Fund	0.2%	0.4%	2.3%	2.2%	4.5%	2.1%	5.3%	0.5%	0.4%	0.2%
Schwab Dividend Equity Fund	0.1%	0.2%	1.3%	1.3%	2.6%	1.2%	3.1%	0.3%	0.2%	0.1%
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.2%	0.2%	0.4%	0.2%	0.4%	0.0%*	0.0%*	0.0%*
Laudus Small-Cap MarketMasters Fund, Select Shares	0.3%	0.6%	3.9%	4.2%	9.4%	5.0%	13.8%	1.4%	1.2%	0.7%
Schwab Small-Cap Equity Fund	0.2%	0.3%	2.0%	2.1%	4.8%	2.5%	7.0%	0.7%	0.6%	0.4%
Schwab Treasury Inflation Protected Securities Index Fund	1.3%	2.4%	5.2%	1.1%	—%	—%	—%	—%	—%	—%
Schwab Intermediate-Term Bond Fund	—%	—%	1.1%	1.5%	3.0%	1.3%	2.6%	0.2%	0.1%	0.0%*
Schwab Total Bond Market Fund	1.1%	1.9%	7.2%	4.4%	5.9%	1.8%	2.6%	0.2%	0.1%	0.0%*
Laudus Mondrian International Government Fixed Income Fund	0.3%	0.7%	5.0%	4.3%	6.9%	2.2%	3.1%	0.2%	0.1%	0.0%*
Schwab Short-Term Bond Market Fund	1.4%	2.4%	7.6%	3.7%	4.0%	1.0%	0.9%	0.0%*	0.0%*	—%
Schwab Variable Share Price Money Fund, Ultra Shares	2.8%	4.8%	12.5%	6.8%	6.8%	1.7%	1.1%	—%	—%	—%
*	Less than 0.05%
84

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended April 30, 2016:
Schwab Target 2010 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	185,350	9,033	(12,212)	182,171	$1,320,743	$431	$28,214
Laudus International MarketMasters Fund, Select Shares	149,571	14,272	(12,346)	151,497	3,131,447	28,979	223,796
Schwab International Core Equity Fund	240,100	20,566	(32,449)	228,217	2,060,795	(27,230)	44,372
Laudus U.S. Large Cap Growth Fund	228,536	30,318	(21,041)	237,813	3,719,401	21,290	240,174
Schwab Core Equity Fund	196,100	56,966	(37,933)	215,133	4,068,164	108,156	640,950
Schwab Dividend Equity Fund	124,102	29,223	(21,991)	131,334	1,872,821	9,131	235,641
Schwab S&P 500 Index Fund	112,086	6,833	(12,425)	106,494	3,417,398	93,092	111,391
Laudus Small-Cap MarketMasters Fund, Select Shares	31,799	2,031	(5,252)	28,578	464,971	13,727	32,808
Schwab Small-Cap Equity Fund	50,734	11,154	(12,450)	49,438	886,921	8,422	130,426
Schwab Treasury Inflation Protected Securities Index Fund	366,390	15,688	(43,370)	338,708	3,793,534	12,093	41,054
Schwab Total Bond Market Fund	1,578,072	100,818	(186,576)	1,492,314	14,370,985	32,040	161,929
Laudus Mondrian International Government Fixed Income Fund	41,044	856	(6,250)	35,650	362,202	1,486	7,762
Schwab Short-Term Bond Market Fund	650,054	34,730	(61,859)	622,925	5,824,349	18,419	33,537
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	2,469,650	1,730	(2,471,380)	—	—	—	1,795
Schwab Variable Share Price Money Fund, Ultra Shares	—	2,472,345	—	2,472,345	2,472,593	—	1,322
Total					$47,766,324	$320,036	$1,935,171
85

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2015 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	345,116	31,877	(20,537)	356,456	$2,584,303	$5,021	$53,787
Laudus International MarketMasters Fund, Select Shares	285,863	32,665	(20,912)	297,616	6,151,714	9,515	425,775
Schwab International Core Equity Fund	445,723	13,436	(13,723)	445,436	4,022,289	(11,129)	84,004
Laudus U.S. Large Cap Growth Fund	429,420	58,808	(25,084)	463,144	7,243,577	19,864	453,080
Schwab Core Equity Fund	369,878	85,917	(33,022)	422,773	7,994,636	16,718	1,203,710
Schwab Dividend Equity Fund	230,740	48,852	(18,992)	260,600	3,716,151	23,890	440,472
Schwab S&P 500 Index Fund	210,352	15,963	(17,196)	209,119	6,710,616	16,605	208,000
Laudus Small-Cap MarketMasters Fund, Select Shares	59,796	4,591	(8,386)	56,001	911,140	26,854	61,875
Schwab Small-Cap Equity Fund	94,786	22,470	(16,133)	101,123	1,814,142	45,667	243,677
Schwab Treasury Inflation Protected Securities Index Fund	636,258	38,353	(75,203)	599,408	6,713,373	13,046	71,419
Schwab Total Bond Market Fund	2,715,881	76,427	(143,834)	2,648,474	25,504,804	52,230	283,164
Laudus Mondrian International Government Fixed Income Fund	86,086	1,795	(7,247)	80,634	819,243	2,557	16,279
Schwab Short-Term Bond Market Fund	1,115,060	44,752	(55,380)	1,104,432	10,326,439	(102)	58,384
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	2,693,264	1,502,348	(4,195,612)	—	—	—	2,530
Schwab Variable Share Price Money Fund, Ultra Shares	—	4,197,250	—	4,197,250	4,197,669	—	2,245
Total					$88,710,096	$220,736	$3,608,401
86

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2020 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	2,135,735	131,480	(103,951)	2,163,264	$15,683,663	$136,793	$332,788
Laudus International MarketMasters Fund, Select Shares	1,903,619	160,383	(109,496)	1,954,506	40,399,640	1,038,440	2,896,340
Laudus Mondrian Emerging Markets Fund, Institutional Shares	203,973	3,607	(72,555)	135,025	953,277	(194,868)	18,358
Schwab International Core Equity Fund	3,003,249	148,614	(143,750)	3,008,113	27,163,258	(175,481)	573,322
Laudus U.S. Large Cap Growth Fund	2,612,903	243,898	(50,992)	2,805,809	43,882,847	68,242	2,799,849
Schwab Core Equity Fund	2,240,843	393,513	(78,665)	2,555,691	48,328,125	508,335	7,401,584
Schwab Dividend Equity Fund	1,404,942	217,573	(58,229)	1,564,286	22,306,721	109,510	2,722,529
Schwab S&P 500 Index Fund	1,276,154	40,993	(55,635)	1,261,512	40,481,906	509,389	1,278,579
Laudus Small-Cap MarketMasters Fund, Select Shares	404,664	26,673	(58,266)	373,071	6,069,867	400,569	430,765
Schwab Small-Cap Equity Fund	625,696	93,961	(56,925)	662,732	11,889,403	75,449	1,608,541
Schwab Treasury Inflation Protected Securities Index Fund	1,142,741	186,629	—	1,329,370	14,888,942	—	129,016
Schwab Intermediate-Term Bond Fund	467,601	5,081	(81,293)	391,389	4,023,474	(2,985)	52,106
Schwab Total Bond Market Fund	9,568,667	525,788	(60,516)	10,033,939	96,626,835	10,136	1,043,565
Laudus Mondrian International Government Fixed Income Fund	644,158	32,335	(76,754)	599,739	6,093,350	12,985	125,312
Schwab Short-Term Bond Market Fund	3,049,891	378,230	—	3,428,121	32,052,936	—	171,443
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	8,003,597	3,006,530	(11,010,127)	—	—	—	6,963
Schwab Variable Share Price Money Fund, Ultra Shares	—	11,014,424	—	11,014,424	11,015,525	—	5,891
Total					$421,859,769	$2,496,514	$21,596,951
87

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2025 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	1,954,647	160,936	(41,482)	2,074,101	$15,037,234	$109,467	$308,501
Laudus International MarketMasters Fund, Select Shares	1,733,155	249,587	(54,122)	1,928,620	39,864,578	120,346	2,658,148
Laudus Mondrian Emerging Markets Fund, Institutional Shares	462,224	39,500	(48,896)	452,828	3,196,965	(104,259)	43,635
Schwab International Core Equity Fund	2,749,043	226,676	(25,463)	2,950,256	26,640,812	(36,921)	520,720
Laudus U.S. Large Cap Growth Fund	2,330,246	400,688	(42,053)	2,688,881	42,054,094	73,728	2,513,468
Schwab Core Equity Fund	1,987,490	509,713	(23,784)	2,473,419	46,772,346	36,152	6,582,369
Schwab Dividend Equity Fund	1,261,862	278,077	(34,498)	1,505,441	21,467,588	37,529	2,423,090
Schwab S&P 500 Index Fund	1,136,046	94,954	(24,117)	1,206,883	38,728,862	43,730	1,151,942
Laudus Small-Cap MarketMasters Fund, Select Shares	387,230	36,694	(20,721)	403,203	6,560,117	81,650	415,109
Schwab Small-Cap Equity Fund	609,392	124,379	(35,672)	698,099	12,523,890	90,873	1,566,625
Schwab Treasury Inflation Protected Securities Index Fund	194,330	165,379	(71,265)	288,444	3,230,572	13,909	24,558
Schwab Intermediate-Term Bond Fund	507,330	67,372	(49,951)	524,751	5,394,437	1,528	60,279
Schwab Total Bond Market Fund	5,479,728	636,143	—	6,115,871	58,895,834	—	611,573
Laudus Mondrian International Government Fixed Income Fund	488,782	24,648	—	513,430	5,216,444	—	95,107
Schwab Short-Term Bond Market Fund	1,379,950	276,159	—	1,656,109	15,484,621	—	79,981
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	—	6,001,845	(6,001,845)	—	—	—	2,290
Schwab Variable Share Price Money Fund, Ultra Shares	—	6,004,188	—	6,004,188	6,004,788	—	3,212
Total					$347,073,182	$467,732	$19,060,607
88

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2030 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	4,219,822	217,816	(152,592)	4,285,046	$31,066,582	$232,329	$653,960
Laudus International MarketMasters Fund, Select Shares	3,778,181	367,705	(107,363)	4,038,523	83,476,265	569,297	5,745,046
Laudus Mondrian Emerging Markets Fund, Institutional Shares	1,489,154	90,260	(102,523)	1,476,891	10,426,847	(135,340)	139,368
Schwab International Core Equity Fund	5,937,402	426,221	(156,250)	6,207,373	56,052,583	(229,979)	1,137,880
Laudus U.S. Large Cap Growth Fund	4,957,004	599,585	(46,239)	5,510,350	86,181,870	98,028	5,305,099
Schwab Core Equity Fund	4,225,482	950,718	(121,672)	5,054,528	95,581,119	173,025	13,982,777
Schwab Dividend Equity Fund	2,679,928	501,840	(80,709)	3,101,059	44,221,097	110,380	5,180,314
Schwab S&P 500 Index Fund	2,414,262	93,440	(37,503)	2,470,199	79,268,670	259,572	2,418,849
Laudus Small-Cap MarketMasters Fund, Select Shares	891,921	58,789	(38,910)	911,800	14,834,985	283,151	949,450
Schwab Small-Cap Equity Fund	1,418,219	232,700	(71,872)	1,579,047	28,328,098	345,592	3,676,990
Schwab Intermediate-Term Bond Fund	1,041,224	99,756	(127,209)	1,013,771	10,421,570	3,717	124,729
Schwab Total Bond Market Fund	7,706,982	623,412	(111,579)	8,218,815	79,147,189	11,317	846,956
Laudus Mondrian International Government Fixed Income Fund	780,730	38,616	—	819,346	8,324,554	—	151,774
Schwab Short-Term Bond Market Fund	1,516,295	281,462	—	1,797,757	16,809,030	—	88,093
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	—	6,001,845	(6,001,845)	—	—	—	2,290
Schwab Variable Share Price Money Fund, Ultra Shares	—	6,004,188	—	6,004,188	6,004,788	—	3,212
Total					$650,145,247	$1,721,089	$40,406,787
89

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2035 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	1,965,221	140,176	(45,926)	2,059,471	$14,931,164	$88,248	$309,479
Laudus International MarketMasters Fund, Select Shares	1,766,255	247,999	(37,772)	1,976,482	40,853,875	58,773	2,695,913
Laudus Mondrian Emerging Markets Fund, Institutional Shares	893,478	70,831	(47,419)	916,890	6,473,242	(94,684)	83,842
Schwab International Core Equity Fund	2,780,871	263,499	(37,037)	3,007,333	27,156,217	(57,132)	530,318
Laudus U.S. Large Cap Growth Fund	2,272,925	385,992	(25,102)	2,633,815	41,192,864	38,931	2,439,192
Schwab Core Equity Fund	1,940,254	480,780	(10,711)	2,410,323	45,579,208	16,173	6,390,453
Schwab Dividend Equity Fund	1,220,114	251,629	—	1,471,743	20,987,053	—	2,368,637
Schwab S&P 500 Index Fund	1,106,385	82,366	(10,476)	1,178,275	37,810,852	22,204	1,114,113
Laudus Small-Cap MarketMasters Fund, Select Shares	450,143	47,413	(16,209)	481,347	7,831,514	45,326	481,821
Schwab Small-Cap Equity Fund	707,704	122,996	(9,025)	821,675	14,740,853	21,031	1,819,364
Schwab Intermediate-Term Bond Fund	419,886	74,011	(52,823)	441,074	4,534,239	3,216	51,084
Schwab Total Bond Market Fund	2,255,249	301,213	—	2,556,462	24,618,726	—	254,389
Laudus Mondrian International Government Fixed Income Fund	249,619	37,849	(19,608)	267,860	2,721,455	(5,621)	47,203
Schwab Short-Term Bond Market Fund	331,042	102,482	—	433,524	4,053,451	—	20,814
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	—	1,500,461	(1,500,461)	—	—	—	573
Schwab Variable Share Price Money Fund, Ultra Shares	—	1,501,047	—	1,501,047	1,501,197	—	803
Total					$294,985,910	$136,465	$18,607,998
90

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2040 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	5,246,536	229,369	(256,110)	5,219,795	$37,843,512	$388,124	$805,215
Laudus International MarketMasters Fund, Select Shares	4,733,337	472,133	(156,549)	5,048,921	104,361,188	1,159,154	7,215,468
Laudus Mondrian Emerging Markets Fund, Institutional Shares	2,872,662	178,683	(181,162)	2,870,183	20,263,490	(24,433)	270,859
Schwab International Core Equity Fund	7,451,387	497,853	(229,063)	7,720,177	69,713,198	(171,402)	1,418,769
Laudus U.S. Large Cap Growth Fund	5,959,224	676,092	(47,353)	6,587,963	103,035,743	100,390	6,386,594
Schwab Core Equity Fund	5,092,328	1,011,034	(98,886)	6,004,476	113,544,637	141,188	16,720,545
Schwab Dividend Equity Fund	3,174,382	599,230	(109,130)	3,664,482	52,255,511	112,255	6,178,278
Schwab S&P 500 Index Fund	2,898,817	104,346	(56,720)	2,946,443	94,551,368	955,384	2,915,225
Laudus Small-Cap MarketMasters Fund, Select Shares	1,299,448	85,651	(49,549)	1,335,550	21,729,398	353,788	1,383,262
Schwab Small-Cap Equity Fund	2,043,606	302,468	(65,027)	2,281,047	40,921,991	342,192	5,276,436
Schwab Intermediate-Term Bond Fund	799,428	88,599	—	888,027	9,128,921	—	98,447
Schwab Total Bond Market Fund	3,354,260	305,258	—	3,659,518	35,241,158	—	375,945
Laudus Mondrian International Government Fixed Income Fund	331,487	39,591	—	371,078	3,770,148	—	62,684
Schwab Short-Term Bond Market Fund	372,113	23,748	—	395,861	3,701,299	—	20,464
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	—	1,000,308	(1,000,308)	—	—	—	382
Schwab Variable Share Price Money Fund, Ultra Shares	—	1,000,698	—	1,000,698	1,000,798	—	535
Total					$711,062,360	$3,356,640	$49,129,108
91

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2045 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	430,025	69,964	(11,852)	488,137	$3,538,996	($7,622)	$70,564
Laudus International MarketMasters Fund, Select Shares	388,812	81,933	—	470,745	9,730,308	—	602,043
Laudus Mondrian Emerging Markets Fund, Institutional Shares	260,292	34,524	—	294,816	2,081,402	—	24,999
Schwab International Core Equity Fund	611,981	116,581	—	728,562	6,578,913	—	120,150
Laudus U.S. Large Cap Growth Fund	482,732	124,766	—	607,498	9,501,268	—	526,308
Schwab Core Equity Fund	412,499	148,954	(2,828)	558,625	10,563,599	(6,120)	1,383,941
Schwab Dividend Equity Fund	257,925	77,326	—	335,251	4,780,678	—	518,742
Schwab S&P 500 Index Fund	234,798	40,173	(834)	274,137	8,797,062	(2,817)	241,793
Laudus Small-Cap MarketMasters Fund, Select Shares	111,137	21,091	—	132,228	2,151,354	—	120,944
Schwab Small-Cap Equity Fund	175,938	53,689	(2,877)	226,750	4,067,889	(13,591)	461,477
Schwab Intermediate-Term Bond Fund	49,368	14,227	—	63,595	653,757	—	6,375
Schwab Total Bond Market Fund	172,153	48,314	—	220,467	2,123,101	—	20,763
Laudus Mondrian International Government Fixed Income Fund	11,852	8,858	—	20,710	210,412	—	2,565
Schwab Short-Term Bond Market Fund	12,889	28,441	(24,408)	16,922	158,219	1,614	993
Total					$64,936,958	($28,536)	$4,101,657
92

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2050 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	354,606	53,801	(3,851)	404,556	$2,933,030	($2,465)	$58,828
Laudus International MarketMasters Fund, Select Shares	321,047	76,286	(2,133)	395,200	8,168,785	(8,778)	502,683
Laudus Mondrian Emerging Markets Fund, Institutional Shares	230,062	44,701	(12,525)	262,238	1,851,401	(28,774)	22,163
Schwab International Core Equity Fund	505,203	98,302	—	603,505	5,449,649	—	99,901
Laudus U.S. Large Cap Growth Fund	394,480	117,244	(6,434)	505,290	7,902,730	(17,785)	431,984
Schwab Core Equity Fund	335,945	120,062	—	456,007	8,623,088	—	1,143,125
Schwab Dividend Equity Fund	212,130	69,310	(2,102)	279,338	3,983,357	(5,339)	425,797
Schwab S&P 500 Index Fund	191,919	33,424	—	225,343	7,231,250	—	197,861
Laudus Small-Cap MarketMasters Fund, Select Shares	96,278	22,336	(1,876)	116,738	1,899,332	(6,467)	103,839
Schwab Small-Cap Equity Fund	149,660	48,588	(1,638)	196,610	3,527,179	(9,772)	396,868
Schwab Intermediate-Term Bond Fund	25,092	13,791	—	38,883	399,718	—	3,648
Schwab Total Bond Market Fund	85,885	41,735	(8,429)	119,191	1,147,809	577	11,354
Laudus Mondrian International Government Fixed Income Fund	7,172	3,439	—	10,611	107,812	—	1,356
Schwab Short-Term Bond Market Fund	4,748	15,168	(15,051)	4,865	45,487	658	386
Total					$53,270,627	($78,145)	$3,399,793
93

Schwab Target Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2055 Fund:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Global Real Estate Fund	198,219	43,251	(10,994)	230,476	$1,670,951	($5,912)	$33,288
Laudus International MarketMasters Fund, Select Shares	179,619	45,340	(714)	224,245	4,635,144	(3,653)	280,706
Laudus Mondrian Emerging Markets Fund, Institutional Shares	136,613	25,150	(2,857)	158,906	1,121,874	(6,257)	13,116
Schwab International Core Equity Fund	282,649	63,678	(1,157)	345,170	3,116,885	(2,002)	55,318
Laudus U.S. Large Cap Growth Fund	218,270	66,786	—	285,056	4,458,274	—	239,055
Schwab Core Equity Fund	186,781	70,969	—	257,750	4,874,057	—	629,948
Schwab Dividend Equity Fund	115,725	41,336	—	157,061	2,239,686	—	233,862
Schwab S&P 500 Index Fund	106,118	21,294	—	127,412	4,088,663	—	109,220
Laudus Small-Cap MarketMasters Fund, Select Shares	55,241	13,183	(1,138)	67,286	1,094,740	(4,503)	60,092
Schwab Small-Cap Equity Fund	87,547	30,668	(2,087)	116,128	2,083,339	(9,954)	229,905
Schwab Intermediate-Term Bond Fund	6,509	7,471	—	13,980	143,710	—	1,160
Schwab Total Bond Market Fund	21,076	24,349	(8,895)	36,530	351,782	510	3,518
Laudus Mondrian International Government Fixed Income Fund	2,444	3,760	(2,288)	3,916	39,789	(1,748)	462
Total					$29,918,894	($33,519)	$1,889,650
*
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street Bank and Trust Company (State Street) as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
94

Schwab Target Funds
Financial Notes, unaudited (continued)
6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Target 2010 Fund	$7,655,761	$9,255,381
Schwab Target 2015 Fund	14,037,363	11,468,612
Schwab Target 2020 Fund	55,526,920	27,605,127
Schwab Target 2025 Fund	66,253,424	13,161,845
Schwab Target 2030 Fund	90,175,598	21,961,845
Schwab Target 2035 Fund	47,872,096	5,580,461
Schwab Target 2040 Fund	82,980,999	18,915,308
Schwab Target 2045 Fund	14,494,937	449,000
Schwab Target 2050 Fund	12,380,531	594,000
Schwab Target 2055 Fund	7,379,057	299,000
8. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/15-4/30/16)	Prior Period (11/1/14-10/31/15)
Schwab Target 2010 Fund	$1,538	$197
Schwab Target 2015 Fund	1,593	8,500
Schwab Target 2020 Fund	2,945	11,522
Schwab Target 2025 Fund	3,963	3,821
Schwab Target 2030 Fund	5,739	12,726
Schwab Target 2035 Fund	892	5,806
Schwab Target 2040 Fund	4,032	14,122
Schwab Target 2045 Fund	954	2,334
Schwab Target 2050 Fund	633	1,871
Schwab Target 2055 Fund	813	1,743
9. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
October 31, 2017	$9,254,129	$—	$—	$—	$—	$—	$—
Total	$9,254,129	$—	$—	$—	$—	$—	$—

95

Schwab Target Funds
Financial Notes, unaudited (continued)
9. Federal Income Taxes (continued):
Expiration Date	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
October 31, 2017	$—	$—	$—
Total	$—	$—	$—
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
96

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Capital Trust (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,781,628,338.445	341,201,457.803
Marie A. Chandoha	2,069,741,484.184	53,088,312.064
Joseph R. Martinetto	2,070,394,888.403	52,434,907.845
Robert W. Burns	2,070,083,106.758	52,746,689.490
John F. Cogan	1,909,915,620.213	212,914,176.035
Stephen T. Kochis	2,067,778,859.342	55,050,936.906
David L. Mahoney	2,068,011,019.030	54,818,777.218
Kiran M. Patel	2,066,263,491.520	56,566,304.728
Kimberly S. Patmore	2,069,034,220.641	53,795,575.607
Charles A. Ruffel	2,070,448,922.775	52,380,873.473
Gerald B. Smith	2,069,060,923.296	53,768,872.952
Joseph H. Wender	2,065,502,834.216	57,326,962.032
97

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 97 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	97	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	97	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	97	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	97	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	97	Director, KLA-Tencor Corporation (2008 – present)
98

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	97	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	97	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	97	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	97	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	97	Director, The Charles Schwab Corporation (2008 – present)
99

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	97	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	97	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
100

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
101

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Aggregate Intermediate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Barclays U.S. Government/Credit: 1 – 5 Years Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.
Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index  An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index  An index that is designed to provide a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
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Target 2010 Composite Index   A custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 24.8% S&P 500 Index, 2.2% Russell 2000 Index, 8.7% MSCI EAFE Index (Net), 37.6% Barclays U.S. Aggregate Bond Index, 1.9% FTSE EPRA/NAREIT Global Index (Net), 6.2% Barclays U.S. TIPS Index, 1.2% Citigroup Non-U.S. Dollar World Government Bond Index, 1.2% Barclays U.S. Government/Credit Index, 9.6% Barclays U.S. Government/Credit: 1-5 Years Index, and 6.6% Barclays U.S. Treasury Bills: 1- 3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
Target 2015 Composite Index   A custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 26.2% S&P 500 Index, 2.3% Russell 2000 Index, 9.2% MSCI EAFE Index (Net), 36.2% Barclays U.S. Aggregate Bond Index, 2.0% FTSE EPRA/NAREIT Global Index (Net), 6.0% Barclays U.S. TIPS Index, 1.3% Citigroup Non-U.S. Dollar World Government Bond Index, 1.4% Barclays U.S. Government/Credit Index, 9.1% Barclays U.S. Government/Credit: 1-5 Years Index, and 6.3% Barclays U.S. Treasury Bills: 1- 3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
Target 2020 Composite Index   A custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 33.1% S&P 500 Index, 3.2% Russell 2000 Index, 12.6% MSCI EAFE Index (Net), 29.7% Barclays U.S. Aggregate Bond Index, 2.6% FTSE EPRA/NAREIT Global Index (Net), 0.7% Barclays U.S. Intermediate Aggregate Bond Index, 0.4% MSCI Emerging Markets Index Net), 2.9% Barclays U.S. TIPS Index, 1.7% Citigroup Non-U.S. Dollar World Government Bond Index, 2.4% Barclays U.S. Government/Credit Index, 6.0% Barclays U.S. Government/Credit: 1-5 Years Index, and 4.6% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
Target 2025 Composite Index   A custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 39.4% S&P 500 Index, 4.3% Russell 2000 Index, 15.4% MSCI EAFE Index (Net), 22.9% Barclays U.S. Aggregate
Bond Index, 3.2% FTSE EPRA/NAREIT Global Index (Net), 1.2% Barclays U.S. Intermediate Aggregate Bond Index, 0.9% MSCI Emerging Markets Index (Net), 0.8% Barclays U.S. TIPS Index, 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, 3.1% Barclays U.S. Government/Credit Index, 3.6% Barclays U.S. Government/Credit: 1-5 Years Index, and 3.5% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
Target 2030 Composite Index   A custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective 3/1/14, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 43.8% S&P 500 Index, 5.3% Russell 2000 Index, 17.5% MSCI EAFE Index (Net), 17.2% Barclays U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index (Net), 1.3% Barclays U.S. Intermediate Aggregate Bond Index, 1.4% MSCI Emerging Markets Index (Net), 1.6% Citigroup Non-U.S. Dollar World Government Bond Index, 3.3% Barclays U.S. Government/Credit Index, 2.1% Barclays U.S. Government/Credit: 1-5 Years Index, and 2.8% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
Target 2035 Composite Index   A custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 47.3% S&P 500 Index, 6.3% Russell 2000 Index, 19.3% MSCI EAFE Index (Net), 12.1% Barclays U.S. Aggregate Bond Index, 3.9% FTSE EPRA/NAREIT Global Index (Net), 1.3% Barclays U.S. Intermediate Aggregate Bond Index, 2.0% MSCI Emerging Markets Index (Net), 1.4% Citigroup Non-U.S. Dollar World Government Bond Index, 3.0% Barclays U.S. Government/Credit Index, 1.2% Barclays U.S. Government/Credit: 1-5 Years Index, and 2.4% Barclays U.S. Treasury Bills: 1- 3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
Target 2040 Composite Index   A custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 50.2% S&P 500 Index, 7.4% Russell 2000 Index, 21.0% MSCI EAFE Index (Net), 7.5% Barclays U.S. Aggregate Bond Index, 4.3% FTSE EPRA/NAREIT Global Index (Net), 1.1% Barclays U.S. Intermediate Aggregate Bond Index, 2.6% MSCI Emerging Markets Index (Net), 1.0% Citigroup Non-U.S. Dollar World Government Bond Index, 2.3% Barclays U.S. Government/Credit Index, 0.5% Barclays U.S. Government/Credit: 1-5 Years Index, and 2.2% Barclays
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U.S. Treasury Bills: 1- 3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
Target 2045 Composite Index   A custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 51.8% S&P 500 Index, 8.2% Russell 2000 Index, 22.0% MSCI EAFE Index (Net), 4.9% Barclays U.S. Aggregate Bond Index, 4.5% FTSE EPRA/NAREIT Global Index (Net), 0.9% Barclays U.S. Intermediate Aggregate Bond Index, 3.0% MSCI Emerging Markets Index (Net), 0.7% Citigroup Non-U.S. Dollar World Government Bond Index, 1.8% Barclays U.S. Government/Credit Index, 0.2% Barclays U.S. Government/Credit: 1-5 Years Index, and 2.1% Barclays U.S. Treasury Bills: 1- 3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
Target 2050 Composite Index   A custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 52.8% S&P 500 Index, 8.8% Russell 2000 Index, 22.6% MSCI EAFE Index (Net), 3.4% Barclays U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index (Net), 0.7% Barclays U.S. Intermediate Aggregate Bond Index, 3.2% MSCI Emerging Markets Index (Net), 0.5% Citigroup
Non-U.S. Dollar World Government Bond Index, 1.3% Barclays U.S. Government/Credit Index, 0.1% Barclays U.S. Government/Credit: 1-5 Years Index, and 2.0% Barclays U.S. Treasury Bills: 1- 3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
Target 2055 Composite Index   A custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 53.6% S&P 500 Index, 9.4% Russell 2000 Index, 23.3% MSCI EAFE Index (Net), 1.9% Barclays U.S. Aggregate Bond Index, 4.7% FTSE EPRA/NAREIT Global Index (Net), 0.4% Barclays U.S. Intermediate Aggregate Bond Index, 3.6% MSCI Emerging Markets Index (Net), 0.3% Citigroup Non-U.S. Dollar World Government Bond Index, 0.8% Barclays U.S. Government/Credit Index, and 2.0% Barclays U.S. Treasury Bills: 1-3 Months Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
104

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34720-10
00166208

Semiannual report dated April 30, 2016, enclosed.
Schwab Balanced Fund™

This wrapper is not part of the shareholder report.

Schwab Balanced Fund™
Semiannual Report
April 30, 2016

This page is intentionally left blank.

Schwab Balanced Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2016
Schwab Balanced Fund (Ticker Symbol: SWOBX)	-1.67%
Balanced Blended Index	1.10%
Fund Category: Morningstar Allocation—50% to 70% Equity	0.03%
Performance Details	page 8

Minimum Initial Investment[1]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see the fund's prospectus for further detail and eligibility requirements.
2Schwab Balanced Fund

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
During the six-month reporting period ended April 30, 2016, large swings in stock prices and the strong performance of bonds showed that many investors were still unsure of what to make of the global economic recovery. Over this time, the S&P 500® Index dropped as much as 12%, only to end the six months back in slightly positive territory. Emerging market stocks got back on track as commodity prices rebounded, while developed market equities remained weighed down by sluggish global economic growth. Longer-term bond yields fell even further, pushing their prices higher, as the Federal Reserve hiked short-term rates for the first time since 2006, but indicated a cautious pace of future rate increases. Reflecting this market environment, the Schwab Balanced Fund reported a negative return and underperformed its index, primarily due to the underperformance of the underlying U.S. large-cap funds.
The Schwab Balanced Fund is an example of the value we place in diversification at Charles Schwab Investment Management. The fund normally invests 55% to 65% of its assets in stocks and 35% to 45% in fixed-income securities. This allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed-income securities. Maintaining flexibility around the actual allocation to each asset allows us to take advantage of market developments and changes in sentiment by adjusting the balance between
Asset Class Performance Comparison % returns during the six months ended 4/30/2016

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
* The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Schwab Balanced Fund3

From the President continued

During the six-month reporting period ended April 30, 2016, large swings in stock prices and the strong performance of bonds showed that many investors were still unsure of what to make of the global economic recovery.

stocks and bonds within those preset parameters. If we feel market conditions warrant a more defensive stance, we might also allocate a certain percentage of the fund to cash and cash equivalents.
At Charles Schwab Investment Management, we believe that the Schwab Balanced Fund can be a part of an investor’s diversified portfolio because it offers the convenience of buying into a single fund with professional asset allocation, rather than the investor needing to hold and rebalance both equity and bond funds.
I want to thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Balanced Fund, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

4Schwab Balanced Fund

The Investment Environment
Over the six-month reporting period ended April 30, 2016, market volatility remained heightened in both equity and fixed-income markets across the globe. Diverging central bank policies, highly volatile oil and commodity prices, and lackluster global growth all contributed to market fluctuations, and added to investor uncertainty. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 0.43%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -3.07%. In fixed-income markets, the Barclays U.S. Aggregate Bond Index returned 2.82% for the reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 9.52%.
Contributing to increased market volatility over the reporting period was the uncertainty around U.S. short-term interest rate policy. Despite continued low inflation, the Federal Reserve (the Fed) raised the federal funds rate for the first time in almost ten years at its December 2015 meeting. This move signaled confidence in the U.S. economy, and initially boosted stocks and Treasury yields. The Fed also stated that any subsequent rate increases would be measured and gradual, to which many markets responded positively. Initially, Fed officials estimated a total of four interest rate increases in 2016. As the reporting period continued, however, the likelihood of future short-term rate increases declined. U.S. stocks had one of the worst starts to a year, and concerns remained surrounding soft global economic growth. After the Fed left short-term interest rates unchanged in both March and April, projections from Fed officials were revised to two short-term interest rate increases in 2016. At the same time, however, federal funds futures were pricing in only one rate increase in 2016.
While the Fed began to slowly normalize monetary policy in the U.S., many other countries’ central banks maintained or increased their accommodative policies to stimulate economic growth. The European Central Bank expanded its asset purchase program over the reporting period, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and Japan, the weakening of the U.S. dollar against the euro and the Japanese yen in early 2016 added to the headwinds these regions faced. The People’s Bank of China (the PBOC) also implemented additional easing measures, including lowering the reserve requirement for banks which increased the funds available for banks to make loans. These policy moves highlighted the ongoing divergence between the Fed and central banks outside the U.S., and contributed to increased volatility in currencies, stocks, and fixed-income markets.
Economic turmoil in China remained a factor in market movements across the globe. China’s economy continued to decelerate amidst slowing global demand, and uncertainty increased around the ability of the government and the PBOC to effectively manage the country’s financial situation. In January, the PBOC devalued the Chinese yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. However, additional monetary easing measures appeared to be helping in some areas, as industrial output and retail sales in China both rose faster than expected in the month of March.
During the reporting period, sharp fluctuations in oil and commodity prices continued to add to market volatility and created extra pressure in credit markets. Overall demand for oil failed to keep pace with supply, resulting in excess reserves across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Falling oil prices negatively affected many emerging market economies and corporations that are highly dependent on energy revenues, and created stress and volatility in the high-yield corporate credit market. Many financial institutions also felt the effects of oil and commodity price movements, as credit spreads widened and losses from loans to energy firms weighed on returns. The Fed’s dovish monetary policy and an agreement by several key OPEC members to limit supply helped oil to rally in February, and also supported a rebound in many global stocks. Despite additional price fluctuations toward the end of the reporting period, oil finished its best month of the year in April.
Schwab Balanced Fund5

The Investment Environment continued
Overall, U.S. bond yields remained low over the reporting period. Short-term rates, which are highly influenced by Fed policy, rose slightly after the Fed’s announcement of a rate increase in December. However, as the reporting period continued, short-term yields leveled off and ended the six month period close to where they began. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Over the reporting period, both equity and fixed-income markets experienced heightened levels of volatility. The Fed began the process of normalizing interest rates while many other central banks increased their accommodative policies, including the introduction of sub-zero interest rates in some regions. Concerns regarding sharp movements in oil and commodity prices also added to market fluctuations, as did the global effects of China’s economic slowdown. While the U.S. dollar weakened against several major currencies toward the end of the reporting period, helping to stabilize oil prices, these currency movements also added to the headwinds faced by several central banks outside the U.S. Overall, both stocks and bonds were affected by many of the same market events, and were not immune to the impacts of an uncertain global economic environment.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Management views may have changed since the report date.
6Schwab Balanced Fund

Fund Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab Balanced Fund7

Schwab Balanced Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/96)	-1.67%	-1.67%	6.63%	4.85%
Balanced Blended Index	1.10%	1.23%	7.80%	6.24%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.95%
Fund Category: Morningstar Allocation—50% to 70% Equity	0.03%	-2.37%	5.51%	4.93%
Fund Expense Ratios3: Net 0.62%; Gross 0.69%

Statistics
Number of Holdings	6
Portfolio Turnover Rate	14%
Asset Class Weightings % of Investments
Equity Funds – Large Cap	50.0%
Fixed Income Funds – Intermediate -Term bond	37.1%
Equity Funds – Small Cap	10.2%
Money Market Funds	2.7%
Total	100.0%
Top Holdings % of Net Assets[4,5]
Schwab Core Equity Fund	35.1%
Schwab Total Bond Market Fund	25.0%
Laudus U.S. Large Cap Growth Fund	14.7%
Schwab Intermediate-Term Bond Fund	12.0%
Laudus Small-Cap MarketMasters Fund, Select Shares	10.2%
Total	97.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.
Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.62%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
8Schwab Balanced Fund

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2015 and held through April 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 11/1/15	Ending Account Value (Net of Expenses) at 4/30/16	Expenses Paid During Period[2] 11/1/15–4/30/16
Schwab Balanced Fund
Actual Return	0.00%	$1,000.00	$ 983.30	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.90	$0.00
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. This ratio also does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
Schwab Balanced Fund9

Schwab Balanced Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$15.40	$15.56	$14.28	$12.51	$11.61	$11.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.18	0.16	0.14	0.19	0.17
Net realized and unrealized gains (losses)	(0.39)	0.42	1.33	1.85	0.88	0.63
Total from investment operations	(0.25)	0.60	1.49	1.99	1.07	0.80
Less distributions:
Distributions from net investment income	(0.32)	(0.34)	(0.21)	(0.22)	(0.17)	(0.19)
Distributions from net realized gains	(0.76)	(0.42)	—	—	—	—
Total distributions	(1.08)	(0.76)	(0.21)	(0.22)	(0.17)	(0.19)
Net asset value at end of period	$14.07	$15.40	$15.56	$14.28	$12.51	$11.61
Total return	(1.67%) [2]	3.95%	10.52%	16.13%	9.36%	7.28%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3],[4]	0.00% [5]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.06% [5]	0.07%	0.09%	0.10%	0.16%	0.16%
Net investment income (loss)	1.92% [5]	1.18%	1.09%	1.06%	1.54%	1.52%
Portfolio turnover rate	14% [2]	5%	27%	33%	38%	53%
Net assets, end of period (x 1,000,000)	$288	$305	$202	$165	$117	$109

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses and/or interest expense had not been incurred.
5
Annualized (except for proxy costs).
10    See financial notes

Schwab Balanced Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Other Investment Companies	284,955,597	286,649,028
99.7%	Total Investments	284,955,597	286,649,028
0.3%	Other Assets and Liabilities, Net		901,110
100.0%	Net Assets		287,550,138

Security	Number of Shares	Value ($)
Other Investment Companies 99.7% of net assets
Equity Funds 60.0%
Large-Cap 49.8%
Laudus U.S. Large Cap Growth Fund *(a)	2,698,123	42,198,650
Schwab Core Equity Fund (a)	5,349,299	101,155,234
		143,353,884
Security	Number of Shares	Value ($)
Small-Cap 10.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,799,669	29,280,618
		172,634,502
Fixed-Income Funds 37.0%
Intermediate-Term Bond 37.0%
Schwab Intermediate-Term Bond Fund (a)	3,350,179	34,439,837
Schwab Total Bond Market Fund (a)	7,462,601	71,864,845
		106,304,682
Money Market Fund 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (b)	7,709,844	7,709,844
Total Other Investment Companies
(Cost $284,955,597)		286,649,028

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $287,523,280 and the unrealized appreciation and depreciation were $3,056,706 and ($3,930,958), respectively, with a net unrealized depreciation of ($874,252).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$286,649,028	$—	$—	$286,649,028
Total	$286,649,028	$—	$—	$286,649,028
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    11

Schwab Balanced Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $277,245,753)		$278,939,184
Investments in unaffiliated issuers, at value (cost $7,709,844)	+	7,709,844
Total investments, at value (cost $284,955,597)		286,649,028
Receivables:
Investments sold		940,000
Fund shares sold		343,556
Dividends		194,385
Due from investment adviser		2,857
Prepaid expenses	+	20,166
Total assets		288,149,992
Liabilities
Payables:
Investments bought		191,939
Fund shares redeemed		363,308
Accrued expenses	+	44,607
Total liabilities		599,854
Net Assets
Total assets		288,149,992
Total liabilities	–	599,854
Net assets		$287,550,138
Net Assets by Source
Capital received from investors		271,089,869
Distributions in excess of net investment income		(1,927,820)
Net realized capital gains		16,694,658
Net unrealized capital appreciation		1,693,431

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$287,550,138		20,437,777		$14.07

12    See financial notes

Schwab Balanced Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$2,729,112
Dividends received from unaffiliated underlying funds	+	6,257
Total investment income		2,735,369
Expenses
Shareholder reports		20,428
Registration fees		18,346
Professional fees		14,533
Transfer agent fees		13,879
Portfolio accounting fees		9,383
Proxy fees		7,326
Independent trustees' fees		4,662
Custodian fees		1,645
Interest expense		37
Other expenses	+	1,911
Total expenses		92,150
Expense reduction by CSIM	–	84,787
Net expenses	–	7,363
Net investment income		2,728,006
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		17,455,377
Net realized gains on sales of affiliated underlying funds	+	1,898,404
Net realized gains		19,353,781
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(26,843,295)
Net realized and unrealized losses		(7,489,514)
Decrease in net assets resulting from operations		($4,761,508)
See financial notes    13

Schwab Balanced Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$2,728,006	$2,857,135
Net realized gains		19,353,781	16,386,818
Net change in unrealized appreciation (depreciation)	+	(26,843,295)	(9,772,217)
Increase (decrease) in net assets from operations		(4,761,508)	9,471,736
Distributions to Shareholders
Distributions from net investment income		(6,125,816)	(4,612,433)
Distributions from net realized gains	+	(14,319,966)	(5,780,880)
Total distributions		($20,445,782)	($10,393,313)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,946,565	$56,716,566	9,167,626	$139,981,488
Shares reinvested		1,316,822	18,725,208	628,361	9,532,242
Shares redeemed	+	(4,664,923)	(68,154,378)	(2,913,119)	(44,685,668)
Net transactions in fund shares		598,464	$7,287,396	6,882,868	$104,828,062
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,839,313	$305,470,032	12,956,445	$201,563,547
Total increase or decrease	+	598,464	(17,919,894)	6,882,868	103,906,485
End of period		20,437,777	$287,550,138	19,839,313	$305,470,032
Distributions in excess of net investment income/Net investment income not yet distributed			($1,927,820)		$1,469,990
14    See financial notes

Schwab Balanced Fund
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Balanced Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Schwab Balanced Fund	Schwab Target 2015 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2020 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2025 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2030 Fund
Schwab International Index Fund®	Schwab Target 2035 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2040 Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2045 Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2050 Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2055 Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental US Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental US Small Company Index Fund
Schwab Core Equity Fund™	Schwab Fundamental International Large Company Index Fund
Schwab Dividend Equity Fund™	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Small-Cap Equity Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Hedged Equity Fund™	Schwab ® Monthly Income Fund — Moderate Payout
Schwab Financial Services Fund™	Schwab ® Monthly Income Fund — Enhanced Payout
Schwab Health Care Fund™	Schwab ® Monthly Income Fund — Maximum Payout
Schwab ® International Core Equity Fund

The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange-traded funds (ETFs). In addition, the fund may invest a portion of its assets directly in equity and fixed-income securities to maintain its allocations.
The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
15

Schwab Balanced Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•  Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of April 30, 2016 are disclosed in the Portfolio Holdings.
16

Schwab Balanced Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
17

Schwab Balanced Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, ETFs and cash equivalents, including money market securities. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—small-cap stocks, for instance—an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. A rise in interest rates could cause an underlying fund's share price to fall. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio
18

Schwab Balanced Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Money Market Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
19

Schwab Balanced Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2016, the Schwab Balanced Fund's ownership percentages of other related funds' shares are:
Laudus U.S. Large Cap Growth Fund	2.2%
Schwab Core Equity Fund	4.7%
Laudus Small-Cap MarketMasters Fund, Select Shares	18.6%
Schwab Intermediate-Term Bond Fund	9.8%
Schwab Total Bond Market Fund	5.3%
20

Schwab Balanced Fund
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended April 30, 2016.
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Laudus U.S. Large Cap Growth Fund	2,611,438	395,715	(309,030)	2,698,123	$42,198,650	$469,035	$2,662,096
Schwab Core Equity Fund	4,640,638	1,311,267	(602,606)	5,349,299	101,155,234	924,316	14,537,459
Laudus Small-Cap MarketMasters Fund, Select Shares	1,791,811	282,550	(274,692)	1,799,669	29,280,618	287,370	1,780,576
Schwab Intermediate-Term Bond Fund	3,504,525	435,515	(589,861)	3,350,179	34,439,837	13,577	401,812
Schwab Total Bond Market Fund	7,899,025	805,609	(1,242,033)	7,462,601	71,864,845	204,106	802,546
Total					$278,939,184	$1,898,404	$20,184,489
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
21

Schwab Balanced Fund
Financial Notes, unaudited (continued)
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$48,567,793	$40,695,000
8. Redemption Fee:
The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
Current Period (11/1/15-4/30/16)	Prior Period (11/1/14-10/31/15)
$3,943	$46,338
9. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the fund had no capital loss carryforwards.
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
22

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Capital Trust (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,781,628,338.445	341,201,457.803
Marie A. Chandoha	2,069,741,484.184	53,088,312.064
Joseph R. Martinetto	2,070,394,888.403	52,434,907.845
Robert W. Burns	2,070,083,106.758	52,746,689.490
John F. Cogan	1,909,915,620.213	212,914,176.035
Stephen T. Kochis	2,067,778,859.342	55,050,936.906
David L. Mahoney	2,068,011,019.030	54,818,777.218
Kiran M. Patel	2,066,263,491.520	56,566,304.728
Kimberly S. Patmore	2,069,034,220.641	53,795,575.607
Charles A. Ruffel	2,070,448,922.775	52,380,873.473
Gerald B. Smith	2,069,060,923.296	53,768,872.952
Joseph H. Wender	2,065,502,834.216	57,326,962.032
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 97 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	97	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	97	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	97	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	97	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	97	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	97	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	97	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	97	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	97	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	97	Director, The Charles Schwab Corporation (2008 – present)
25

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	97	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	97	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Blended Index  A custom blended index developed by CSIM that effective August 1, 2013 is composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Barclays U.S. Aggregate Bond Index, 12% Barclays U.S. Aggregate Intermediate Bond Index and 3% Barclays U.S. Treasury Bills: 1 – 3 Months Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Aggregate Intermediate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
28

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34721-10
00166209

Semiannual report dated April 30, 2016, enclosed.
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™

This wrapper is not part of the shareholder report.

Schwab MarketTrack Portfolios®
Semiannual Report
April 30, 2016
Schwab MarketTrack
All Equity Portfolio
Schwab MarketTrack
Growth Portfolio
Schwab MarketTrack
Balanced Portfolio
Schwab MarketTrack
Conservative Portfolio

This page is intentionally left blank.

Schwab MarketTrack Portfolios
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2016
Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	0.07%
All Equity Composite Index	0.47%
Fund Category: Morningstar Allocation—85%+ Equity	-1.40%
Performance Details	page 8

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	0.54%
Growth Composite Index	0.91%
Fund Category: Morningstar Allocation—70% to 85% Equity	-0.57%
Performance Details	page 9

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	1.11%
Balanced Composite Index	1.42%
Fund Category: Morningstar Allocation—50% to 70% Equity	0.03%
Performance Details	page 10

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	1.47%
Conservative Composite Index	1.88%
Fund Category: Morningstar Allocation—30% to 50% Equity	0.81%
Performance Details	page 11

Minimum Initial Investment[1]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
The components that make up each of the composite indexes may vary over time. For index definitions, please see the Glossary.
Portfolio expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a portfolio's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab MarketTrack Portfolios

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
During the six-month reporting period ended April 30, 2016, large swings in stock prices and the strong performance of bonds showed that many investors were still unsure of what to make of the global economic recovery. Over this time, the S&P 500® Index dropped as much as 12%, only to end the six months back in slightly positive territory. Emerging market stocks got back on track as commodity prices rebounded, while developed market equities remained weighed down by sluggish global economic growth. Longer-term bond yields fell even further, pushing their prices higher, as the Federal Reserve hiked short-term rates for the first time since 2006, but indicated a cautious pace of future rate increases.
Against this backdrop, the Schwab MarketTrack Portfolios all generated positive returns, while slightly underperforming their respective indices. Interestingly, the top-performing fund for the six-month period was the Schwab MarketTrack Conservative Portfolio. Typically, in a growing economy, funds that have greater allocations to stocks perform better. However, this has been anything but a normal recovery, and the performance of stocks and bonds in recent months suggests there is still a great degree of uncertainty about the strength of the current expansion.
In these uncertain times, we believe having diversified investments can help an investor to manage risk. The Schwab MarketTrack Portfolios invest in a broad range of U.S. and international asset categories, and also include
Asset Class Performance Comparison % returns during the six months ended 4/30/2016

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
* The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Schwab MarketTrack Portfolios3

From the President continued

In these uncertain times, we believe having diversified investments can help an investor to manage risk.

international small-cap and emerging market strategies for additional global exposure. Additionally, one of the unique benefits of the Schwab MarketTrack Portfolios is that these funds combine Fundamental Index and market-cap strategies plus asset allocation in single portfolios, providing added diversification for an investor.
I want to thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab MarketTrack Portfolios, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

Schwab is a registered trademark of Charles Schwab & Co., Inc. Fundamental Index is a registered trademark of Research Affiliates LLC.
4Schwab MarketTrack Portfolios

The Investment Environment
Over the six-month reporting period ended April 30, 2016, market volatility remained heightened in both equity and fixed-income markets across the globe. Diverging central bank policies, highly volatile oil and commodity prices, and lackluster global growth all contributed to market fluctuations, and added to investor uncertainty. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 0.43%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -3.07%. In fixed-income markets, the Barclays U.S. Aggregate Bond Index returned 2.82% for the reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 9.52%.
Contributing to increased market volatility over the reporting period was the uncertainty around U.S. short-term interest rate policy. Despite continued low inflation, the Federal Reserve (the Fed) raised the federal funds rate for the first time in almost ten years at its December 2015 meeting. This move signaled confidence in the U.S. economy, and initially boosted stocks and Treasury yields. The Fed also stated that any subsequent rate increases would be measured and gradual, to which many markets responded positively. Initially, Fed officials estimated a total of four interest rate increases in 2016. As the reporting period continued, however, the likelihood of future short-term rate increases declined. U.S. stocks had one of the worst starts to a year, and concerns remained surrounding soft global economic growth. After the Fed left short-term interest rates unchanged in both March and April, projections from Fed officials were revised to two short-term interest rate increases in 2016. At the same time, however, federal funds futures were pricing in only one rate increase in 2016.
While the Fed began to slowly normalize monetary policy in the U.S., many other countries’ central banks maintained or increased their accommodative policies to stimulate economic growth. The European Central Bank expanded its asset purchase program over the reporting period, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and Japan, the weakening of the U.S. dollar against the euro and the Japanese yen in early 2016 added to the headwinds these regions faced. The People’s Bank of China (the PBOC) also implemented additional easing measures, including lowering the reserve requirement for banks which increased the funds available for banks to make loans. These policy moves highlighted the ongoing divergence between the Fed and central banks outside the U.S., and contributed to increased volatility in currencies, stocks, and fixed-income markets.
Economic turmoil in China remained a factor in market movements across the globe. China’s economy continued to decelerate amidst slowing global demand, and uncertainty increased around the ability of the government and the PBOC to effectively manage the country’s financial situation. In January, the PBOC devalued the Chinese yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. However, additional monetary easing measures appeared to be helping in some areas, as industrial output and retail sales in China both rose faster than expected in the month of March.
During the reporting period, sharp fluctuations in oil and commodity prices continued to add to market volatility and created extra pressure in credit markets. Overall demand for oil failed to keep pace with supply, resulting in excess reserves across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Falling oil prices negatively affected many emerging market economies and corporations that are highly dependent on energy revenues, and created stress and volatility in the high-yield corporate credit market. Many financial institutions also felt the effects of oil and commodity price movements, as credit spreads widened and losses from loans to energy firms weighed on returns. The Fed’s dovish monetary policy and an agreement by several key OPEC members to limit supply helped oil to rally in February, and also supported a rebound in many global stocks. Despite additional price fluctuations toward the end of the reporting period, oil finished its best month of the year in April.
Schwab MarketTrack Portfolios5

The Investment Environment continued
Overall, U.S. bond yields remained low over the reporting period. Short-term rates, which are highly influenced by Fed policy, rose slightly after the Fed’s announcement of a rate increase in December. However, as the reporting period continued, short-term yields leveled off and ended the six month period close to where they began. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Over the reporting period, both equity and fixed-income markets experienced heightened levels of volatility. The Fed began the process of normalizing interest rates while many other central banks increased their accommodative policies, including the introduction of sub-zero interest rates in some regions. Concerns regarding sharp movements in oil and commodity prices also added to market fluctuations, as did the global effects of China’s economic slowdown. While the U.S. dollar weakened against several major currencies toward the end of the reporting period, helping to stabilize oil prices, these currency movements also added to the headwinds faced by several central banks outside the U.S. Overall, both stocks and bonds were affected by many of the same market events, and were not immune to the impacts of an uncertain global economic environment.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Management views may have changed since the report date.
6Schwab MarketTrack Portfolios

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab MarketTrack Portfolios7

Schwab MarketTrack All Equity Portfolio
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack All Equity Portfolio (5/19/98)	0.07%	-4.00%	6.75%	4.82%
All Equity Composite Index	0.47%	-3.27%	7.51%	5.25%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Allocation—85%+ Equity	-1.40%	-4.56%	6.08%	4.13%
Fund Expense Ratios3: 0.62%

Statistics
Number of Holdings	9
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments
Equity Funds – Large-Cap	44.6%
Equity Funds – International	29.8%
Equity Funds – Small-Cap	25.2%
Short-Term Investments	0.4%
Total	100.0%
Top Holdings % of Net Assets[4,5]
Schwab S&P 500 Index Fund	31.1%
Schwab Small-Cap Index Fund	17.5%
Schwab International Index Fund	13.8%
Schwab Fundamental US Large Company Index Fund	13.5%
Schwab Fundamental US Small Company Index Fund	7.7%
Schwab Fundamental International Large Company Index Fund	6.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	5.1%
Schwab Fundamental International Small Company Index Fund	4.9%
Total	99.6%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.21%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
8Schwab MarketTrack Portfolios

Schwab MarketTrack Growth Portfolio
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Growth Portfolio (11/20/95)	0.54%	-2.38%	6.41%	4.88%
Growth Composite Index	0.91%	-1.69%	7.04%	5.43%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Allocation—70% to 85% Equity	-0.57%	-4.15%	5.35%	4.34%
Fund Expense Ratios3: 0.62%

Statistics
Number of Holdings	12
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments
Equity Funds – Large-Cap	40.1%
Equity Funds – Small-Cap	20.3%
Equity Funds – International	19.9%
Fixed-Income Funds – Intermediate-Term Bond	14.7%
Money Market Funds	3.3%
Short-Term Investments	1.7%
Total	100.0%
Top Holdings % of Net Assets[4,5]
Schwab S&P 500 Index Fund	28.0%
Schwab Total Bond Market Fund	14.7%
Schwab Small-Cap Index Fund	14.2%
Schwab Fundamental US Large Company Index Fund	12.2%
Schwab International Index Fund	9.2%
Schwab Fundamental US Small Company Index Fund	6.1%
Schwab Fundamental International Large Company Index Fund	4.0%
Schwab Fundamental International Small Company Index Fund	3.4%
Schwab Fundamental Emerging Markets Large Company Index Fund	3.3%
Schwab Variable Share Price Money Fund, Ultra Shares	3.3%
Total	98.4%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.21%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
Schwab MarketTrack Portfolios9

Schwab MarketTrack Balanced Portfolio
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Balanced Portfolio (11/20/95)	1.11%	-1.17%	5.64%	4.56%
Balanced Composite Index	1.42%	-0.50%	6.24%	5.43%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.95%
Fund Category: Morningstar Allocation—50% to 70% Equity	0.03%	-2.37%	5.51%	4.93%
Fund Expense Ratios3: 0.64%

Statistics
Number of Holdings	13
Portfolio Turnover Rate	12%
Asset Class Weightings % of Investments
Fixed-Income Funds – Intermediate-Term Bond	34.6%
Equity Funds – Large-Cap	30.3%
Equity Funds – Small-Cap	15.3%
Equity Funds – International	15.0%
Money Market Funds	2.7%
Short-Term Investments	2.1%
Total	100.0%
Top Holdings % of Net Assets[4,5]
Schwab Total Bond Market Fund	34.5%
Schwab S&P 500 Index Fund	21.1%
Schwab Small-Cap Index Fund	10.6%
Schwab Fundamental US Large Company Index Fund	9.2%
Schwab International Index Fund	7.0%
Schwab Fundamental US Small Company Index Fund	4.6%
Schwab Fundamental International Large Company Index Fund	3.1%
Schwab Variable Share Price Money Fund, Ultra Shares	2.8%
Schwab Fundamental International Small Company Index Fund	2.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	2.4%
Total	97.8%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.23%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
10Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative Portfolio
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Conservative Portfolio (11/20/95)	1.47%	-0.16%	4.71%	4.12%
Conservative Composite Index	1.88%	0.61%	5.37%	5.32%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Barclays U.S. Aggregate Bond Index	2.82%	2.72%	3.60%	4.95%
Fund Category: Morningstar Allocation—30% to 50% Equity	0.81%	-1.97%	4.07%	4.27%
Fund Expense Ratios3: 0.66%

Statistics
Number of Holdings	13
Portfolio Turnover Rate	9%
Asset Class Weightings % of Investments
Fixed Income Funds- Intermediate-Term Bond	54.7%
Equity Funds- Large Cap	20.2%
Equity Funds- Small Cap	10.3%
Equity Funds- International	9.9%
Short-Term Investments	2.5%
Money Market Funds	2.4%
Total	100.0%
Top Holdings % of Net Assets[4,5]
Schwab Total Bond Market Fund	54.7%
Schwab S&P 500 Index Fund	14.0%
Schwab Small-Cap Index Fund	7.1%
Schwab Fundamental US Large Company Index Fund	6.2%
Schwab International Index Fund	4.7%
Schwab Fundamental US Small Company Index Fund	3.2%
Schwab Variable Share Price Money Fund, Ultra Shares	2.4%
Schwab Fundamental International Large Company Index Fund	2.1%
Schwab Fundamental International Small Company Index Fund	1.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	1.4%
Total	97.5%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.24%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.
Schwab MarketTrack Portfolios11

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2015 and held through April 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 11/1/15	Ending Account Value (Net of Expenses) at 4/30/16	Expenses Paid During Period[2] 11/1/15–4/30/16
Schwab MarketTrack All Equity Portfolio
Actual Return	0.41%	$1,000.00	$ 1,000.70	$ 2.04
Hypothetical 5% Return	0.41%	$1,000.00	$1,022.86	$2.06
Schwab MarketTrack Growth Portfolio
Actual Return	0.41%	$1,000.00	$1,005.40	$ 2.04
Hypothetical 5% Return	0.41%	$1,000.00	$1,022.86	$2.06
Schwab MarketTrack Balanced Portfolio
Actual Return	0.41%	$1,000.00	$ 1,011.10	$ 2.05
Hypothetical 5% Return	0.41%	$1,000.00	$1,022.86	$2.06
Schwab MarketTrack Conservative Portfolio
Actual Return	0.43%	$1,000.00	$ 1,014.70	$ 2.15
Hypothetical 5% Return	0.43%	$1,000.00	$ 1,022.76	$ 2.16
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolios invest are not included in this ratio. This ratio also does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for each portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
12Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio
Financial Statements
Financial Highlights*
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$17.00	$17.17	$15.99	$12.79	$11.52	$11.30
Income (loss) from investment operations:
Net investment income (loss)	0.30 [1]	0.29 [1]	0.21	0.27	0.25	0.16
Net realized and unrealized gains (losses)	(0.32)	(0.23)	1.24	3.27	1.02	0.27
Total from investment operations	(0.02)	0.06	1.45	3.54	1.27	0.43
Less distributions:
Distributions from net investment income	(0.53)	(0.23)	(0.27)	(0.34)	—	(0.21)
Distributions from net realized gains	(1.15)	—	—	—	—	—
Total distributions	(1.68)	(0.23)	(0.27)	(0.34)	—	(0.21)
Net asset value at end of period	$15.30	$17.00	$17.17	$15.99	$12.79	$11.52
Total return	0.07% [2]	0.36%	9.12%	28.37%	11.02%	3.76%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.42% [4]	0.42% [5]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses[3]	0.42% [4]	0.43% [5]	0.51%	0.52%	0.54%	0.53%
Net investment income (loss)	3.97% [4]	1.67%	1.24%	1.84%	1.93%	1.37%
Portfolio turnover rate	6% [2]	42% [6]	9%	6%	6%	12%
Net assets, end of period (x 1,000,000)	$550	$578	$621	$586	$475	$476

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
See financial notes    13

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Other Investment Companies	419,513,280	547,545,003
0.4%	Short-Term Investment	2,107,791	2,107,791
99.9%	Total Investments	421,621,071	549,652,794
0.1%	Other Assets and Liabilities, Net		445,906
100.0%	Net Assets		550,098,700

Security	Number of Shares	Value ($)
Other Investment Companies 99.5% of net assets
Equity Funds 99.5%
International 29.8%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	4,025,479	28,057,589
Schwab Fundamental International Large Company Index Fund (a)	4,243,145	33,096,530
Schwab Fundamental International Small Company Index Fund (a)	2,387,904	27,126,586
Schwab International Index Fund (a)	4,349,638	75,640,210
		163,920,915
Security	Number of Shares	Value ($)
Large-Cap 44.6%
Schwab Fundamental US Large Company Index Fund (a)	5,035,673	74,125,108
Schwab S&P 500 Index Fund (a)	5,336,379	171,244,411
		245,369,519
Small-Cap 25.1%
Schwab Fundamental US Small Company Index Fund (a)	3,452,110	42,115,739
Schwab Small-Cap Index Fund (a)	3,985,855	96,138,830
		138,254,569
Total Other Investment Companies
(Cost $419,513,280)		547,545,003
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (b)	2,107,791	2,107,791
Total Short-Term Investment
(Cost $2,107,791)		2,107,791

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $433,140,092 and the unrealized appreciation and depreciation were $120,862,462 and ($4,349,760), respectively, with a net unrealized appreciation of $116,512,702.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$547,545,003	$—	$—	$547,545,003
Short-Term Investment[1]	—	2,107,791	—	2,107,791
Total	$547,545,003	$2,107,791	$—	$549,652,794
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
14    See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $419,513,280)		$547,545,003
Investments in unaffiliated issuers, at value (cost $2,107,791)	+	2,107,791
Total investments, at value (cost $421,621,071)		549,652,794
Receivables:
Investments sold		600,000
Fund shares sold		174,100
Interest		18
Prepaid expenses	+	22,523
Total assets		550,449,435
Liabilities
Payables:
Investment adviser and administrator fees		11,849
Shareholder service fees		23,295
Fund shares redeemed		243,450
Accrued expenses	+	72,141
Total liabilities		350,735
Net Assets
Total assets		550,449,435
Total liabilities	–	350,735
Net assets		$550,098,700
Net Assets by Source
Capital received from investors		416,572,935
Net investment income not yet distributed		3,534,835
Net realized capital gains		1,959,207
Net unrealized capital appreciation		128,031,723

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$550,098,700		35,960,719		$15.30

See financial notes    15

Schwab MarketTrack All Equity Portfolio
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$11,782,741
Interest	+	1,160
Total investment income		11,783,901
Expenses
Investment adviser and administrator fees		349,158
Shareholder service fees		651,116
Shareholder reports		49,373
Proxy fees		19,319
Professional fees		17,738
Transfer agent fees		17,162
Registration fees		13,632
Portfolio accounting fees		11,937
Custodian fees		6,009
Independent trustees' fees		5,495
Other expenses	+	6,902
Total expenses		1,147,841
Expense reduction by CSIM and its affiliates	–	17,162
Net expenses	–	1,130,679
Net investment income		10,653,222
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		10,828,658
Net realized gains on sales of affiliated underlying funds		2,217,369
Net realized gains on unaffiliated issuers	+	15
Net realized gains		13,046,042
Net change in unrealized appreciation (depreciation) on investments	+	(24,432,698)
Net realized and unrealized losses		(11,386,656)
Decrease in net assets resulting from operations		($733,434)
16    See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$10,653,222	$10,111,116
Net realized gains		13,046,042	72,260,737
Net change in unrealized appreciation (depreciation)	+	(24,432,698)	(79,060,989)
Increase (decrease) in net assets from operations		(733,434)	3,310,864
Distributions to Shareholders
Distributions from net investment income		(17,824,381)	(8,349,307)
Distributions from net realized gains	+	(38,823,520)	—
Total distributions		($56,647,901)	($8,349,307)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,513,041	$22,697,407	3,446,540	$58,886,736
Shares reinvested		3,463,150	52,155,040	449,055	7,719,249
Shares redeemed	+	(2,991,741)	(44,917,564)	(6,085,680)	(104,963,000)
Net transactions in fund shares		1,984,450	$29,934,883	(2,190,085)	($38,357,015)
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,976,269	$577,545,152	36,166,354	$620,940,610
Total increase or decrease	+	1,984,450	(27,446,452)	(2,190,085)	(43,395,458)
End of period		35,960,719	$550,098,700	33,976,269	$577,545,152
Net investment income not yet distributed			$3,534,835		$10,705,994
See financial notes    17

Schwab MarketTrack Growth Portfolio
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$22.68	$23.20	$21.67	$18.08	$16.85	$16.35
Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.34 [1]	0.27	0.34	0.30	0.24
Net realized and unrealized gains (losses)	(0.26)	(0.12)	1.57	3.60	1.35	0.51
Total from investment operations	0.07	0.22	1.84	3.94	1.65	0.75
Less distributions:
Distributions from net investment income	(0.39)	(0.35)	(0.31)	(0.35)	(0.42)	(0.25)
Distributions from net realized gains	(2.48)	(0.39)	—	—	—	—
Total distributions	(2.87)	(0.74)	(0.31)	(0.35)	(0.42)	(0.25)
Net asset value at end of period	$19.88	$22.68	$23.20	$21.67	$18.08	$16.85
Total return	0.54% [2]	0.95%	8.55%	22.14%	10.03%	4.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.41% [4]	0.42% [5]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses[3]	0.42% [4]	0.42% [5]	0.51%	0.52%	0.53%	0.52%
Net investment income (loss)	3.36% [4]	1.50%	1.20%	1.71%	1.78%	1.39%
Portfolio turnover rate	8% [2]	36% [6]	7%	9%	9%	17%
Net assets, end of period (x 1,000,000)	$704	$716	$734	$680	$566	$562

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
18    See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.3%	Other Investment Companies	497,380,248	692,312,796
1.7%	Short-Term Investments	12,011,277	12,011,277
100.0%	Total Investments	509,391,525	704,324,073
(0.0%)	Other Assets and Liabilities, Net		(325,631)
100.0%	Net Assets		703,998,442

Security	Number of Shares	Value ($)
Other Investment Companies 98.3% of net assets
Equity Funds 80.3%
International 19.9%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,319,695	23,138,271
Schwab Fundamental International Large Company Index Fund (a)	3,619,918	28,235,362
Schwab Fundamental International Small Company Index Fund (a)	2,085,984	23,696,776
Schwab International Index Fund (a)	3,738,979	65,020,841
		140,091,250
Large-Cap 40.1%
Schwab Fundamental US Large Company Index Fund (a)	5,812,947	85,566,574
Schwab S&P 500 Index Fund (a)	6,132,377	196,787,966
		282,354,540
Security	Number of Shares	Value ($)
Small-Cap 20.3%
Schwab Fundamental US Small Company Index Fund (a)	3,548,293	43,289,170
Schwab Small-Cap Index Fund (a)	4,137,921	99,806,644
		143,095,814
		565,541,604
Fixed-Income Fund 14.7%
Intermediate-Term Bond 14.7%
Schwab Total Bond Market Fund (a)	10,767,548	103,691,490
Money Market Fund 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	23,077,395	23,079,702
Total Other Investment Companies
(Cost $497,380,248)		692,312,796
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets
Time Deposits 1.7%
Citibank
0.15%, 05/02/16 (c)	4,934,776	4,934,776
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	7,076,501	7,076,501
Total Short-Term Investments
(Cost $12,011,277)		12,011,277

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $512,674,756 and the unrealized appreciation and depreciation were $195,673,022 and ($4,023,705), respectively, with a net unrealized appreciation of $191,649,317.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$692,312,796	$—	$—	$692,312,796
Short-Term Investments[1]	—	12,011,277	—	12,011,277
Total	$692,312,796	$12,011,277	$—	$704,324,073
[1]	As categorized in Portfolio Holdings.
See financial notes    19

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
20    See financial notes

Schwab MarketTrack Growth Portfolio
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $497,380,248)		$692,312,796
Investments in unaffiliated issuers, at value (cost $12,011,277)	+	12,011,277
Total investments, at value (cost $509,391,525)		704,324,073
Receivables:
Fund shares sold		374,705
Dividends		199,113
Interest		100
Prepaid expenses	+	16,811
Total assets		704,914,802
Liabilities
Payables:
Investments bought		195,774
Investment adviser and administrator fees		15,128
Shareholder service fees		30,001
Fund shares redeemed		600,388
Accrued expenses	+	75,069
Total liabilities		916,360
Net Assets
Total assets		704,914,802
Total liabilities	–	916,360
Net assets		$703,998,442
Net Assets by Source
Capital received from investors		502,444,736
Distributions in excess of net investment income		(1,348,092)
Net realized capital gains		7,969,250
Net unrealized capital appreciation		194,932,548

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$703,998,442		35,419,188		$19.88

See financial notes    21

Schwab MarketTrack Growth Portfolio
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$12,873,717
Interest	+	7,449
Total investment income		12,881,166
Expenses
Investment adviser and administrator fees		443,322
Shareholder service fees		832,288
Shareholder reports		48,007
Proxy fees		18,839
Professional fees		18,669
Transfer agent fees		17,293
Registration fees		15,765
Portfolio accounting fees		13,090
Custodian fees		7,012
Independent trustees' fees		5,869
Interest expense		17
Other expenses	+	8,062
Total expenses		1,428,233
Expense reduction by CSIM and its affiliates	–	17,293
Net expenses	–	1,410,940
Net investment income		11,470,226
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		11,331,486
Net realized losses on sales of affiliated underlying funds		(226,914)
Net realized gains on unaffiliated issuers	+	46
Net realized gains		11,104,618
Net change in unrealized appreciation (depreciation) on investments	+	(19,081,817)
Net realized and unrealized losses		(7,977,199)
Increase in net assets resulting from operations		$3,493,027
22    See financial notes

Schwab MarketTrack Growth Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$11,470,226	$11,047,675
Net realized gains		11,104,618	80,068,911
Net change in unrealized appreciation (depreciation)	+	(19,081,817)	(84,004,658)
Increase in net assets from operations		3,493,027	7,111,928
Distributions to Shareholders
Distributions from net investment income		(12,295,465)	(11,176,663)
Distributions from net realized gains	+	(78,132,750)	(12,409,011)
Total distributions		($90,428,215)	($23,585,674)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,781,971	$35,200,228	3,249,257	$74,702,105
Shares reinvested		4,371,390	85,329,538	977,376	22,303,738
Shares redeemed	+	(2,302,815)	(45,475,941)	(4,282,237)	(98,343,607)
Net transactions in fund shares		3,850,546	$75,053,825	(55,604)	($1,337,764)
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,568,642	$715,879,805	31,624,246	$733,691,315
Total increase or decrease	+	3,850,546	(11,881,363)	(55,604)	(17,811,510)
End of period		35,419,188	$703,998,442	31,568,642	$715,879,805
Distributions in excess of net investment income			($1,348,092)		($522,853)
See financial notes    23

Schwab MarketTrack Balanced Portfolio
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$19.07	$19.50	$18.55	$16.33	$15.41	$14.96
Income (loss) from investment operations:
Net investment income (loss)	0.24 [1]	0.29 [1]	0.26	0.31	0.29	0.25
Net realized and unrealized gains (losses)	(0.09)	(0.08)	1.08	2.23	1.01	0.46
Total from investment operations	0.15	0.21	1.34	2.54	1.30	0.71
Less distributions:
Distributions from net investment income	(0.33)	(0.30)	(0.27)	(0.32)	(0.38)	(0.26)
Distributions from net realized gains	(2.01)	(0.34)	(0.12)	—	—	—
Total distributions	(2.34)	(0.64)	(0.39)	(0.32)	(0.38)	(0.26)
Net asset value at end of period	$16.88	$19.07	$19.50	$18.55	$16.33	$15.41
Total return	1.11% [2]	1.10%	7.28%	15.82%	8.61%	4.80%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.41% [4]	0.42% [5]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses[3]	0.42% [4]	0.42% [5]	0.51%	0.52%	0.53%	0.52%
Net investment income (loss)	2.90% [4]	1.51%	1.30%	1.75%	1.86%	1.64%
Portfolio turnover rate	12% [2]	36% [6]	16%	12%	12%	25%
Net assets, end of period (x 1,000,000)	$512	$512	$522	$481	$425	$432

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
24    See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	387,516,117	500,772,338
2.1%	Short-Term Investments	10,528,029	10,528,029
99.9%	Total Investments	398,044,146	511,300,367
0.1%	Other Assets and Liabilities, Net		748,569
100.0%	Net Assets		512,048,936

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets
Equity Funds 60.5%
International 15.0%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,743,309	12,150,866
Schwab Fundamental International Large Company Index Fund (a)	2,009,115	15,671,100
Schwab Fundamental International Small Company Index Fund (a)	1,146,659	13,026,041
Schwab International Index Fund (a)	2,073,860	36,064,423
		76,912,430
Large-Cap 30.2%
Schwab Fundamental US Large Company Index Fund (a)	3,193,272	47,004,961
Schwab S&P 500 Index Fund (a)	3,359,750	107,814,390
		154,819,351
Security	Number of Shares	Value ($)
Small-Cap 15.3%
Schwab Fundamental US Small Company Index Fund (a)	1,945,685	23,737,354
Schwab Small-Cap Index Fund (a)	2,260,495	54,523,149
		78,260,503
		309,992,284
Fixed-Income Fund 34.5%
Intermediate-Term Bond 34.5%
Schwab Total Bond Market Fund (a)	18,351,773	176,727,576
Money Market Fund 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	14,051,073	14,052,478
Total Other Investment Companies
(Cost $387,516,117)		500,772,338
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets
Time Deposits 2.1%
Australia & New Zealand Banking Group Ltd.
0.15%, 05/02/16 (c)	259,239	259,239
JPMorgan Chase Bank
0.15%, 05/02/16 (c)	5,134,395	5,134,395
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	5,134,395	5,134,395
Total Short-Term Investments
(Cost $10,528,029)		10,528,029

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $406,450,049 and the unrealized appreciation and depreciation were $105,827,830 and ($977,512), respectively, with a net unrealized appreciation of $104,850,318.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$500,772,338	$—	$—	$500,772,338
Short-Term Investments[1]	—	10,528,029	—	10,528,029
Total	$500,772,338	$10,528,029	$—	$511,300,367
[1]	As categorized in Portfolio Holdings.
See financial notes    25

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
26    See financial notes

Schwab MarketTrack Balanced Portfolio
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $387,516,117)		$500,772,338
Investments in unaffiliated issuers, at value (cost $10,528,029)	+	10,528,029
Total investments, at value (cost $398,044,146)		511,300,367
Receivables:
Investments sold		700,000
Fund shares sold		892,925
Dividends		334,538
Interest		88
Prepaid expenses	+	16,237
Total assets		513,244,155
Liabilities
Payables:
Investments bought		772,899
Investment adviser and administrator fees		10,966
Shareholder service fees		21,634
Fund shares redeemed		339,687
Accrued expenses	+	50,033
Total liabilities		1,195,219
Net Assets
Total assets		513,244,155
Total liabilities	–	1,195,219
Net assets		$512,048,936
Net Assets by Source
Capital received from investors		400,369,114
Distributions in excess of net investment income		(142,974)
Net realized capital losses		(1,433,425)
Net unrealized capital appreciation		113,256,221

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$512,048,936		30,328,964		$16.88

See financial notes    27

Schwab MarketTrack Balanced Portfolio
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$8,162,574
Interest	+	6,462
Total investment income		8,169,036
Expenses
Investment adviser and administrator fees		320,683
Shareholder service fees		602,438
Shareholder reports		26,336
Professional fees		17,106
Registration fees		14,821
Transfer agent fees		14,041
Portfolio accounting fees		11,382
Proxy fees		10,100
Custodian fees		5,781
Independent trustees' fees		5,295
Other expenses	+	4,603
Total expenses		1,032,586
Expense reduction by CSIM and its affiliates	–	14,041
Net expenses	–	1,018,545
Net investment income		7,150,491
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		6,023,574
Net realized gains on sales of affiliated underlying funds		269,398
Net realized gains on unaffiliated issuers	+	151
Net realized gains		6,293,123
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(7,846,769)
Net realized and unrealized losses		(1,553,646)
Increase in net assets resulting from operations		$5,596,845
28    See financial notes

Schwab MarketTrack Balanced Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$7,150,491	$7,889,972
Net realized gains		6,293,123	53,380,503
Net change in unrealized appreciation (depreciation)	+	(7,846,769)	(55,491,706)
Increase in net assets from operations		5,596,845	5,778,769
Distributions to Shareholders
Distributions from net investment income		(8,833,869)	(7,938,877)
Distributions from net realized gains	+	(53,151,015)	(8,928,300)
Total distributions		($61,984,884)	($16,867,177)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,651,528	$60,181,665	5,459,344	$104,614,248
Shares reinvested		3,496,216	57,722,533	823,113	15,729,696
Shares redeemed	+	(3,673,647)	(61,717,032)	(6,192,938)	(118,872,279)
Net transactions in fund shares		3,474,097	$56,187,166	89,519	$1,471,665
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,854,867	$512,249,809	26,765,348	$521,866,552
Total increase or decrease	+	3,474,097	(200,873)	89,519	(9,616,743)
End of period		30,328,964	$512,048,936	26,854,867	$512,249,809
Distributions in excess of net investment income/Net investment income not yet distributed			($142,974)		$1,540,404
See financial notes    29

Schwab MarketTrack Conservative Portfolio
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$15.94	$16.00	$15.34	$14.23	$13.59	$13.22
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.25 [1]	0.23	0.26	0.26	0.25
Net realized and unrealized gains (losses)	0.02	(0.05)	0.67	1.10	0.69	0.37
Total from investment operations	0.21	0.20	0.90	1.36	0.95	0.62
Less distributions:
Distributions from net investment income	(0.21)	(0.26)	(0.24)	(0.25)	(0.31)	(0.25)
Distributions from net realized gains	(0.90)	—	—	—	—	—
Total distributions	(1.11)	(0.26)	(0.24)	(0.25)	(0.31)	(0.25)
Net asset value at end of period	$15.04	$15.94	$16.00	$15.34	$14.23	$13.59
Total return	1.47% [2]	1.23%	5.95%	9.71%	7.07%	4.72%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.43% [4]	0.43% [5]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses[3]	0.44% [4]	0.44% [5]	0.54%	0.55%	0.55%	0.55%
Net investment income (loss)	2.49% [4]	1.54%	1.43%	1.78%	1.96%	1.84%
Portfolio turnover rate	9% [2]	24% [6]	9%	15%	19%	30%
Net assets, end of period (x 1,000,000)	$230	$228	$223	$203	$189	$198

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized (except for proxy costs).
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
30    See financial notes

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.4%	Other Investment Companies	186,250,036	224,307,588
2.5%	Short-Term Investments	5,738,574	5,738,574
99.9%	Total Investments	191,988,610	230,046,162
0.1%	Other Assets and Liabilities, Net		149,995
100.0%	Net Assets		230,196,157

Security	Number of Shares	Value ($)
Other Investment Companies 97.4% of net assets
Equity Funds 40.4%
International 9.9%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	472,349	3,292,271
Schwab Fundamental International Large Company Index Fund (a)	605,485	4,722,784
Schwab Fundamental International Small Company Index Fund (a)	349,811	3,973,858
Schwab International Index Fund (a)	623,544	10,843,439
		22,832,352
Large-Cap 20.2%
Schwab Fundamental US Large Company Index Fund (a)	962,933	14,174,376
Schwab S&P 500 Index Fund (a)	1,005,658	32,271,568
		46,445,944
Security	Number of Shares	Value ($)
Small-Cap 10.3%
Schwab Fundamental US Small Company Index Fund (a)	596,890	7,282,059
Schwab Small-Cap Index Fund (a)	680,163	16,405,528
		23,687,587
		92,965,883
Fixed-Income Fund 54.6%
Intermediate-Term Bond 54.6%
Schwab Total Bond Market Fund (a)	13,068,175	125,846,521
Money Market Fund 2.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.34% (a)(b)	5,494,635	5,495,184
Total Other Investment Companies
(Cost $186,250,036)		224,307,588
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets
Time Deposits 2.5%
Citibank
0.15%, 05/02/16 (c)	2,305,704	2,305,704
JPMorgan Chase Bank
0.15%, 05/02/16 (c)	1,127,166	1,127,166
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (c)	2,305,704	2,305,704
Total Short-Term Investments
(Cost $5,738,574)		5,738,574

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $198,858,377 and the unrealized appreciation and depreciation were $31,587,751 and ($399,966), respectively, with a net unrealized appreciation of $31,187,785.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$224,307,588	$—	$—	$224,307,588
Short-Term Investments[1]	—	5,738,574	—	5,738,574
Total	$224,307,588	$5,738,574	$—	$230,046,162
[1]	As categorized in Portfolio Holdings.
See financial notes    31

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
32    See financial notes

Schwab MarketTrack Conservative Portfolio
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $186,250,036)		$224,307,588
Investments in unaffiliated issuers, at value (cost $5,738,574)	+	5,738,574
Total investments, at value (cost $191,988,610)		230,046,162
Receivables:
Fund shares sold		338,085
Dividends		236,607
Interest		48
Prepaid expenses	+	14,347
Total assets		230,635,249
Liabilities
Payables:
Investments bought		236,093
Investment adviser and administrator fees		4,914
Shareholder service fees		9,734
Fund shares redeemed		158,800
Accrued expenses	+	29,551
Total liabilities		439,092
Net Assets
Total assets		230,635,249
Total liabilities	–	439,092
Net assets		$230,196,157
Net Assets by Source
Capital received from investors		197,240,791
Distributions in excess of net investment income		(90,039)
Net realized capital losses		(5,012,147)
Net unrealized capital appreciation		38,057,552

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$230,196,157		15,302,578		$15.04

See financial notes    33

Schwab MarketTrack Conservative Portfolio
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$3,232,001
Interest	+	3,253
Total investment income		3,235,254
Expenses
Investment adviser and administrator fees		144,025
Shareholder service fees		272,944
Professional fees		14,919
Transfer agent fees		12,395
Registration fees		11,744
Shareholder reports		11,729
Portfolio accounting fees		8,942
Independent trustees' fees		4,530
Proxy fees		3,999
Custodian fees		3,266
Other expenses	+	1,508
Total expenses		490,001
Expense reduction by CSIM and its affiliates	–	12,395
Net expenses	–	477,606
Net investment income		2,757,648
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,810,448
Net realized gains on sales of affiliated underlying funds		43,646
Net realized gains on unaffiliated issuers	+	63
Net realized gains		1,854,157
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(1,213,382)
Net realized and unrealized gains		640,775
Increase in net assets resulting from operations		$3,398,423
34    See financial notes

Schwab MarketTrack Conservative Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$2,757,648	$3,508,549
Net realized gains		1,854,157	14,576,050
Net change in unrealized appreciation (depreciation)	+	(1,213,382)	(15,531,464)
Increase in net assets from operations		3,398,423	2,553,135
Distributions to Shareholders
Distributions from net investment income		(3,002,442)	(3,590,423)
Distributions from net realized gains	+	(12,777,507)	—
Total distributions		($15,779,949)	($3,590,423)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,624,268	$24,189,923	2,432,532	$39,115,068
Shares reinvested		978,212	14,376,659	207,359	3,310,268
Shares redeemed	+	(1,579,346)	(23,581,752)	(2,319,449)	(37,207,806)
Net transactions in fund shares		1,023,134	$14,984,830	320,442	$5,217,530
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,279,444	$227,592,853	13,959,002	$223,412,611
Total increase	+	1,023,134	2,603,304	320,442	4,180,242
End of period		15,302,578	$230,196,157	14,279,444	$227,592,853
Distributions in excess of net investment income/Net investment income not yet distributed			($90,039)		$154,755
See financial notes    35

Schwab MarketTrack Portfolios
Financial Notes, unaudited
1. Business Structure of the Funds:
Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the funds) are each a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2015 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2020 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2025 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2030 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2045 Fund
Schwab International Index Fund®	Schwab Target 2050 Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2055 Fund
Laudus International MarketMasters Fund™	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund™	Schwab Fundamental US Small Company Index Fund
Schwab Core Equity Fund™	Schwab Fundamental International Large Company Index Fund
Schwab Dividend Equity Fund™	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Small-Cap Equity Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Hedged Equity Fund™	Schwab ® Monthly Income Fund — Moderate Payout
Schwab Financial Services Fund™	Schwab ® Monthly Income Fund — Enhanced Payout
Schwab Health Care Fund™	Schwab ® Monthly Income Fund — Maximum Payout
Schwab ® International Core Equity Fund

The Schwab MarketTrack Portfolios are primarily “funds of funds.” Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed-income securities, other mutual funds, exchange-traded funds (ETFs) and cash equivalents, including money market securities to achieve their investment objectives.
Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the portfolio or vice versa. However, the investment adviser is a fiduciary to the portfolio and is legally obligated to act in the portfolio’s best interests when selecting underlying funds.
Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.
Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Some underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the underlying fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund's performance also will lag those investments.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—an underlying fund's performance also will lag those investments.
•   Money Market Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation.
•   Concentration Risk. To the extent that an underlying fund's or the index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent that an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund's returns or as a substitute for a position or security.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Credit Risk. An underlying fund may be subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the underlying fund’s yield will change over time. During periods when interest rates are low, the underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect the underlying fund's share price: a rise in interest rates could cause the fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Sampling Index Tracking Risk. To the extent an underlying fund uses a sampling method, the underlying fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the underlying fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Direct Investment Risk. A fund may invest directly in individual securities as well as other mutual funds, ETFs and cash equivalents, including money market securities. A fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.13% payable monthly based on a percentage of each fund's average daily net assets.
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
0.50%	0.50%	0.50%	0.50%
The agreement to limit the funds' total expenses charged is limited to each fund's direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2016, each Schwab MarketTrack Portfolio's ownership percentages of other related funds' shares are:
Underlying Funds	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Schwab Fundamental Emerging Markets Large Company Index Fund	8.9%	7.3%	3.9%	1.0%
Schwab Fundamental International Large Company Index Fund	3.5%	3.0%	1.6%	0.5%
Schwab Fundamental International Small Company Index Fund	6.3%	5.5%	3.0%	0.9%
Schwab International Index Fund	2.6%	2.2%	1.2%	0.4%
Schwab Fundamental US Large Company Index Fund	1.6%	1.8%	1.0%	0.3%
Schwab S&P 500 Index Fund	0.8%	0.9%	0.5%	0.1%
Schwab Fundamental US Small Company Index Fund	3.0%	3.1%	1.7%	0.5%
Schwab Small-Cap Index Fund	3.8%	4.0%	2.2%	0.7%
Schwab Total Bond Market Fund	—%	7.7%	13.1%	9.3%
Schwab Variable Share Price Money Fund, Ultra Shares	—%	26.2%	15.9%	6.2%
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended April 30, 2016:
Schwab MarketTrack All Equity Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Fundamental Emerging Markets Large Company Index Fund	3,907,265	421,656	(303,442)	4,025,479	$28,057,589	($401,065)	$766,381
Schwab Fundamental International Large Company Index Fund	4,235,560	207,824	(200,239)	4,243,145	33,096,530	(107,457)	951,296
Schwab Fundamental International Small Company Index Fund	2,571,858	83,283	(267,237)	2,387,904	27,126,586	47,407	582,392
Schwab International Index Fund	4,318,720	193,953	(163,035)	4,349,638	75,640,210	(90,095)	2,061,017
Schwab Fundamental US Large Company Index Fund	5,149,167	327,006	(440,500)	5,035,673	74,125,108	(323,363)	4,099,365
Schwab S&P 500 Index Fund	5,562,139	176,240	(402,000)	5,336,379	171,244,411	2,716,513	5,496,919
Schwab Fundamental US Small Company Index Fund	3,391,816	333,961	(273,667)	3,452,110	42,115,739	(249,752)	2,465,229
Schwab Small-Cap Index Fund	3,810,827	404,358	(229,330)	3,985,855	96,138,830	625,181	6,188,800
Total					$547,545,003	$2,217,369	$22,611,399
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab MarketTrack Growth Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Fundamental Emerging Markets Large Company Index Fund	3,155,206	299,968	(135,479)	3,319,695	$23,138,271	($163,242)	$621,774
Schwab Fundamental International Large Company Index Fund	3,543,745	175,365	(99,192)	3,619,918	28,235,362	(51,552)	784,231
Schwab Fundamental International Small Company Index Fund	2,129,293	45,112	(88,421)	2,085,984	23,696,776	37,123	486,756
Schwab International Index Fund	3,668,131	155,920	(85,072)	3,738,979	65,020,841	(39,589)	1,747,204
Schwab Fundamental US Large Company Index Fund	5,666,998	363,570	(217,621)	5,812,947	85,566,574	(159,736)	4,513,197
Schwab S&P 500 Index Fund	6,100,571	237,687	(205,881)	6,132,377	196,787,966	148,584	6,112,162
Schwab Fundamental US Small Company Index Fund	3,358,509	388,042	(198,258)	3,548,293	43,289,170	(84,771)	2,445,941
Schwab Small-Cap Index Fund	3,838,509	491,398	(191,986)	4,137,921	99,806,644	99,454	6,292,382
Schwab Total Bond Market Fund	11,289,832	450,557	(972,841)	10,767,548	103,691,490	(13,185)	1,176,595
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	11,056,954	12,011,437	(23,068,391)	—	—	—	12,618
Schwab Variable Share Price Money Fund, Ultra Shares	—	23,077,395	—	23,077,395	23,079,702	—	12,343
Total					$692,312,796	($226,914)	$24,205,203
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab MarketTrack Balanced Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Fundamental Emerging Markets Large Company Index Fund	1,614,627	270,289	(141,607)	1,743,309	$12,150,866	($197,274)	$314,451
Schwab Fundamental International Large Company Index Fund	1,903,457	261,633	(155,975)	2,009,115	15,671,100	(90,853)	416,675
Schwab Fundamental International Small Company Index Fund	1,140,007	146,566	(139,914)	1,146,659	13,026,041	(32,055)	257,776
Schwab International Index Fund	1,978,586	211,799	(116,525)	2,073,860	36,064,423	6,370	928,789
Schwab Fundamental US Large Company Index Fund	3,037,893	443,135	(287,756)	3,193,272	47,004,961	(240,494)	2,393,420
Schwab S&P 500 Index Fund	3,278,113	368,907	(287,270)	3,359,750	107,814,390	1,016,257	3,242,801
Schwab Fundamental US Small Company Index Fund	1,801,386	410,136	(265,837)	1,945,685	23,737,354	(288,247)	1,295,495
Schwab Small-Cap Index Fund	2,062,479	376,419	(178,403)	2,260,495	54,523,149	68,407	3,356,202
Schwab Total Bond Market Fund	18,903,171	1,307,395	(1,858,793)	18,351,773	176,727,576	27,287	1,964,890
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	8,038,114	6,007,476	(14,045,590)	—	—	—	8,133
Schwab Variable Share Price Money Fund, Ultra Shares	—	14,051,073	—	14,051,073	14,052,478	—	7,516
Total					$500,772,338	$269,398	$14,186,148
45

Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab MarketTrack Conservative Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Distributions Received* 11/01/15 to 04/30/16
Schwab Fundamental Emerging Markets Large Company Index Fund	432,696	51,044	(11,391)	472,349	$3,292,271	($11,952)	$84,608
Schwab Fundamental International Large Company Index Fund	554,331	60,475	(9,321)	605,485	4,722,784	(5,803)	123,446
Schwab Fundamental International Small Company Index Fund	337,593	29,173	(16,955)	349,811	3,973,858	(1,726)	76,981
Schwab International Index Fund	597,598	74,275	(48,329)	623,544	10,843,439	(8,573)	278,701
Schwab Fundamental US Large Company Index Fund	899,135	113,600	(49,802)	962,933	14,174,376	(22,640)	715,071
Schwab S&P 500 Index Fund	974,586	94,253	(63,181)	1,005,658	32,271,568	183,975	969,836
Schwab Fundamental US Small Company Index Fund	532,697	104,838	(40,645)	596,890	7,282,059	(18,777)	387,536
Schwab Small-Cap Index Fund	612,939	112,824	(45,600)	680,163	16,405,528	(21,491)	1,015,649
Schwab Total Bond Market Fund	13,196,228	697,676	(825,729)	13,068,175	125,846,521	(49,367)	1,384,382
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	3,489,431	2,003,060	(5,492,491)	—	—	—	3,300
Schwab Variable Share Price Money Fund, Ultra Shares	—	5,494,635	—	5,494,635	5,495,184	—	2,939
Total					$224,307,588	$43,646	$5,042,449
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
46

Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)
6. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street Bank and Trust Company (State Street) as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab MarketTrack All Equity Portfolio	$31,721,399	$36,677,000
Schwab MarketTrack Growth Portfolio	73,782,995	53,293,390
Schwab MarketTrack Balanced Portfolio	71,319,313	57,654,590
Schwab MarketTrack Conservative Portfolio	24,553,022	18,788,491
8. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/15-4/30/16)	Prior Period (11/1/14-10/31/15)
Schwab MarketTrack All Equity Portfolio	$2,793	$10,890
Schwab MarketTrack Growth Portfolio	5,775	5,446
Schwab MarketTrack Balanced Portfolio	9,870	13,097
Schwab MarketTrack Conservative Portfolio	985	1,921
9. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had no capital loss carryforwards.
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
47

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Capital Trust (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,781,628,338.445	341,201,457.803
Marie A. Chandoha	2,069,741,484.184	53,088,312.064
Joseph R. Martinetto	2,070,394,888.403	52,434,907.845
Robert W. Burns	2,070,083,106.758	52,746,689.490
John F. Cogan	1,909,915,620.213	212,914,176.035
Stephen T. Kochis	2,067,778,859.342	55,050,936.906
David L. Mahoney	2,068,011,019.030	54,818,777.218
Kiran M. Patel	2,066,263,491.520	56,566,304.728
Kimberly S. Patmore	2,069,034,220.641	53,795,575.607
Charles A. Ruffel	2,070,448,922.775	52,380,873.473
Gerald B. Smith	2,069,060,923.296	53,768,872.952
Joseph H. Wender	2,065,502,834.216	57,326,962.032
48

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 97 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	97	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	97	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	97	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	97	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	97	Director, KLA-Tencor Corporation (2008 – present)
49

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	97	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	97	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	97	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	97	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	97	Director, The Charles Schwab Corporation (2008 – present)
50

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	97	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	97	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
51

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
52

Glossary
All Equity Composite Index   A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 31.4% S&P 500 Index, 17.3% Russell 2000 Index, 13.5% Russell Fundamental U.S. Large Company Index, 7.5% Russell Fundamental U.S. Small Company Index, 13.8% MSCI EAFE Index (Net), 6.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 5.0% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 5.0% Russell Fundamental Emerging Markets Large Company Index (Net), and 0.5% Barclays U.S. Treasury Bills: 1 - 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE (Net) Index. The components that make up the composite may vary over time.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Composite Index   A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 21.0% S&P 500 Index, 10.5% Russell 2000 Index, 9.0% Russell Fundamental U.S. Large Company Index, 4.5% Russell Fundamental U.S. Small Company Index, 7.0% MSCI EAFE Index (Net), 3.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 2.5% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 2.5% Russell Fundamental Emerging Markets Large Company Index (Net), 35.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1 – 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE (Net) Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. The components that make up the composite may vary over time.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Conservative Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 14.0% S&P 500 Index, 7.0% Russell 2000 Index, 6.0% Russell Fundamental U.S. Large Company Index, 3.0% Russell Fundamental U.S. Small Company Index, 4.6% MSCI EAFE Index (Net), 2.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 1.7% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 1.7% Russell Fundamental Emerging Markets Large Company Index (Net), 55.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1 – 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE Index (Net), 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. The components that make up the composite may vary over time.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
53

Growth Composite Index   A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 28.1% S&P 500 Index, 14.0% Russell 2000 Index, 12.0% Russell Fundamental U.S. Large Company Index, 6.0% Russell Fundamental U.S. Small Company Index, 9.3% MSCI EAFE Index (Net), 4.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 3.3% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 3.3% Russell Fundamental Emerging Markets Large Company Index (Net), 15.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1 – 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 – 3 Months Index. The components that make up the composite may vary over time.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
54

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
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Schwab Target 2010 Fund
Schwab Target 2015 Fund
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Schwab Target 2025 Fund
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Schwab® Monthly Income Fund – Moderate Payout
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Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
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Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13559-19
00166205

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Large Company Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	12,817,510,420	21,727,499,807
0.1%	Other Investment Company	19,862,813	19,862,813
0.3%	Short-Term Investment	67,873,253	67,873,253
99.8%	Total Investments	12,905,246,486	21,815,235,873
0.2%	Other Assets and Liabilities, Net		35,560,587
100.0%	Net Assets		21,850,796,460

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 0.9%
BorgWarner, Inc.	261,400	9,389,488
Delphi Automotive plc	336,400	24,769,132
Ford Motor Co.	4,701,897	63,757,723
General Motors Co.	1,688,400	53,691,120
Harley-Davidson, Inc.	223,470	10,688,570
Johnson Controls, Inc.	792,559	32,811,943
The Goodyear Tire & Rubber Co.	304,936	8,833,996
		203,941,972
Banks 5.6%
Bank of America Corp.	12,425,011	180,908,160
BB&T Corp.	952,626	33,703,908
Citigroup, Inc.	3,554,447	164,499,807
Citizens Financial Group, Inc.	622,000	14,212,700
Comerica, Inc.	211,070	9,371,508
Fifth Third Bancorp	940,929	17,228,410
Huntington Bancshares, Inc.	1,001,393	10,074,014
JPMorgan Chase & Co.	4,426,531	279,756,759
KeyCorp	1,027,498	12,627,951
M&T Bank Corp.	187,698	22,208,427
People's United Financial, Inc.	343,300	5,321,150
Regions Financial Corp.	1,567,445	14,702,634
SunTrust Banks, Inc.	605,816	25,286,760
The PNC Financial Services Group, Inc.	605,578	53,157,637
U.S. Bancorp	1,967,128	83,976,694
Security	Number of Shares	Value ($)
Wells Fargo & Co.	5,568,709	278,324,076
Zions Bancorp	250,998	6,907,465
		1,212,268,060
Capital Goods 7.3%
3M Co.	726,219	121,554,536
Allegion plc	115,333	7,548,545
AMETEK, Inc.	289,400	13,917,246
Caterpillar, Inc.	706,762	54,929,543
Cummins, Inc.	195,962	22,933,433
Danaher Corp.	723,974	70,044,484
Deere & Co.	364,586	30,665,328
Dover Corp.	181,270	11,909,439
Eaton Corp. plc	545,538	34,516,189
Emerson Electric Co.	768,215	41,967,585
Fastenal Co.	355,398	16,629,072
Flowserve Corp.	150,300	7,336,143
Fluor Corp.	174,382	9,531,720
General Dynamics Corp.	353,060	49,611,991
General Electric Co.	11,248,857	345,902,353
Honeywell International, Inc.	927,029	105,931,604
Illinois Tool Works, Inc.	389,036	40,662,043
Ingersoll-Rand plc	308,100	20,192,874
Jacobs Engineering Group, Inc. *	139,834	6,233,800
L-3 Communications Holdings, Inc.	97,283	12,795,633
Lockheed Martin Corp.	317,291	73,732,083
Masco Corp.	385,388	11,835,265
Northrop Grumman Corp.	218,167	44,999,125
PACCAR, Inc.	431,250	25,404,938
Parker-Hannifin Corp.	164,036	19,031,457
Pentair plc	208,982	12,137,675
Quanta Services, Inc. *	179,900	4,267,228
Raytheon Co.	358,588	45,307,594
Rockwell Automation, Inc.	159,921	18,146,236
Rockwell Collins, Inc.	158,605	13,987,375
Roper Technologies, Inc.	123,800	21,799,942
Snap-on, Inc.	72,782	11,592,717
Stanley Black & Decker, Inc.	179,881	20,132,282
Textron, Inc.	316,904	12,257,847
The Boeing Co.	753,454	101,565,599
United Rentals, Inc. *	110,100	7,368,993
United Technologies Corp.	937,858	97,884,239
W.W. Grainger, Inc.	69,927	16,399,280
Xylem, Inc.	227,400	9,500,772
		1,592,164,208
Commercial & Professional Supplies 0.7%
Cintas Corp.	99,576	8,939,933
Equifax, Inc.	146,261	17,587,885
Nielsen Holdings plc	438,300	22,852,962
Pitney Bowes, Inc.	231,591	4,856,463
Republic Services, Inc.	289,334	13,618,952
Robert Half International, Inc.	156,742	6,004,786
Stericycle, Inc. *	98,600	9,422,216
The ADT Corp.	194,500	8,165,110
The Dun & Bradstreet Corp.	46,800	5,167,188
Tyco International plc	505,300	19,464,156

See financial notes    1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Verisk Analytics, Inc. *	185,000	14,352,300
Waste Management, Inc.	497,616	29,254,845
		159,686,796
Consumer Durables & Apparel 1.5%
Coach, Inc.	327,028	13,169,418
D.R. Horton, Inc.	384,416	11,555,545
Garmin Ltd.	131,100	5,588,793
Hanesbrands, Inc.	481,600	13,980,848
Harman International Industries, Inc.	85,956	6,597,983
Hasbro, Inc.	139,417	11,800,255
Leggett & Platt, Inc.	157,894	7,782,595
Lennar Corp., Class A	220,318	9,982,609
Mattel, Inc.	415,494	12,917,708
Michael Kors Holdings Ltd. *	212,100	10,957,086
Mohawk Industries, Inc. *	78,300	15,082,929
Newell Brands, Inc.	551,350	25,108,479
NIKE, Inc., Class B	1,623,048	95,662,449
PulteGroup, Inc.	370,186	6,807,721
PVH Corp.	99,900	9,550,440
Ralph Lauren Corp.	69,126	6,443,234
Under Armour, Inc., Class A *	224,300	9,855,742
Under Armour, Inc., Class C *	224,300	9,151,440
VF Corp.	410,264	25,867,145
Whirlpool Corp.	89,922	15,659,017
		323,521,436
Consumer Services 1.8%
Carnival Corp.	553,921	27,169,825
Chipotle Mexican Grill, Inc. *	36,959	15,558,630
Darden Restaurants, Inc.	146,748	9,135,063
H&R Block, Inc.	284,905	5,766,477
Marriott International, Inc., Class A (b)	227,872	15,971,548
McDonald's Corp.	1,085,238	137,271,755
Royal Caribbean Cruises Ltd.	198,200	15,340,680
Starbucks Corp.	1,774,624	99,787,107
Starwood Hotels & Resorts Worldwide, Inc.	202,568	16,586,268
Wyndham Worldwide Corp.	136,364	9,675,026
Wynn Resorts Ltd.	95,000	8,388,500
Yum! Brands, Inc.	486,885	38,736,571
		399,387,450
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	66,000	11,241,120
American Express Co.	993,941	65,033,560
Ameriprise Financial, Inc.	198,514	19,037,493
Berkshire Hathaway, Inc., Class B *	2,257,130	328,367,272
BlackRock, Inc.	153,200	54,589,756
Capital One Financial Corp.	636,474	46,074,353
CME Group, Inc.	405,985	37,314,081
Discover Financial Services	507,173	28,538,625
E*TRADE Financial Corp. *	354,519	8,926,788
Franklin Resources, Inc.	452,905	16,911,473
Intercontinental Exchange, Inc.	141,966	34,076,099
Invesco Ltd.	497,347	15,422,730
Legg Mason, Inc.	137,198	4,405,428
Security	Number of Shares	Value ($)
Leucadia National Corp.	379,851	6,335,915
Moody's Corp.	201,329	19,271,212
Morgan Stanley	1,814,854	49,109,949
Nasdaq, Inc.	142,400	8,787,504
Navient Corp.	373,300	5,103,011
Northern Trust Corp.	256,018	18,197,759
S&P Global, Inc.	321,467	34,348,749
State Street Corp.	477,026	29,718,720
Synchrony Financial *	1,017,199	31,095,773
T. Rowe Price Group, Inc.	303,279	22,833,876
The Bank of New York Mellon Corp.	1,287,873	51,824,009
The Charles Schwab Corp. (a)	1,443,381	41,006,454
The Goldman Sachs Group, Inc.	475,069	77,963,574
		1,065,535,283
Energy 7.3%
Anadarko Petroleum Corp.	612,209	32,300,147
Apache Corp.	467,906	25,454,086
Baker Hughes, Inc.	536,363	25,938,515
Cabot Oil & Gas Corp.	557,100	13,036,140
Chesapeake Energy Corp. *	577,766	3,969,252
Chevron Corp.	2,272,934	232,248,396
Cimarex Energy Co.	119,500	13,011,160
Columbia Pipeline Group, Inc.	475,262	12,176,212
Concho Resources, Inc. *	153,877	17,875,891
ConocoPhillips	1,484,890	70,962,893
Devon Energy Corp.	609,458	21,136,003
Diamond Offshore Drilling, Inc.	65,300	1,584,178
EOG Resources, Inc.	664,912	54,935,030
EQT Corp.	194,400	13,627,440
Exxon Mobil Corp.	5,005,641	442,498,664
FMC Technologies, Inc. *	275,300	8,393,897
Halliburton Co.	1,045,268	43,180,021
Helmerich & Payne, Inc.	124,700	8,245,164
Hess Corp.	324,840	19,366,961
Kinder Morgan, Inc.	2,237,444	39,737,005
Marathon Oil Corp.	990,952	13,962,514
Marathon Petroleum Corp.	632,852	24,731,856
Murphy Oil Corp.	184,892	6,608,040
National Oilwell Varco, Inc.	454,724	16,388,253
Newfield Exploration Co. *	244,700	8,870,375
Noble Energy, Inc.	531,268	19,184,088
Occidental Petroleum Corp.	919,450	70,475,843
ONEOK, Inc.	253,100	9,149,565
Phillips 66	560,795	46,046,878
Pioneer Natural Resources Co.	194,600	32,323,060
Range Resources Corp.	191,200	8,433,832
Schlumberger Ltd.	1,675,628	134,619,954
Southwestern Energy Co. *	437,000	5,868,910
Spectra Energy Corp.	812,909	25,419,664
Tesoro Corp.	139,107	11,085,437
The Williams Cos., Inc.	795,098	15,416,950
Transocean Ltd. (b)	424,000	4,697,920
Valero Energy Corp.	560,240	32,981,329
		1,585,941,523
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	529,192	78,389,211
CVS Health Corp.	1,320,351	132,695,275

2    See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sysco Corp.	644,357	29,685,527
The Kroger Co.	1,173,794	41,540,570
Wal-Mart Stores, Inc.	1,886,902	126,177,137
Walgreens Boots Alliance, Inc.	1,038,811	82,356,936
Whole Foods Market, Inc.	384,632	11,185,098
		502,029,754
Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	2,352,091	147,499,627
Archer-Daniels-Midland Co.	724,899	28,952,466
Brown-Forman Corp., Class B	124,692	12,010,333
Campbell Soup Co.	210,511	12,990,634
Coca-Cola Enterprises, Inc.	259,362	13,611,318
ConAgra Foods, Inc.	532,149	23,712,559
Constellation Brands, Inc., Class A	212,065	33,094,864
Dr Pepper Snapple Group, Inc.	219,200	19,927,472
General Mills, Inc.	715,580	43,893,677
Hormel Foods Corp.	325,600	12,551,880
Kellogg Co.	307,734	23,637,049
McCormick & Co., Inc. - Non Voting Shares	142,802	13,391,972
Mead Johnson Nutrition Co.	220,800	19,242,720
Molson Coors Brewing Co., Class B	224,930	21,510,056
Mondelez International, Inc., Class A	1,894,654	81,394,336
Monster Beverage Corp. *	178,500	25,743,270
PepsiCo, Inc.	1,738,263	178,971,558
Philip Morris International, Inc.	1,862,946	182,792,261
Reynolds American, Inc.	1,006,250	49,910,000
The Coca-Cola Co.	4,689,756	210,101,069
The Hershey Co.	170,528	15,877,862
The JM Smucker Co.	140,875	17,888,307
The Kraft Heinz Co.	718,618	56,102,507
Tyson Foods, Inc., Class A	354,790	23,352,278
		1,268,160,075
Health Care Equipment & Services 5.2%
Abbott Laboratories	1,769,886	68,848,565
Aetna, Inc.	423,775	47,577,219
AmerisourceBergen Corp.	231,346	19,687,545
Anthem, Inc.	316,729	44,585,941
Baxter International, Inc.	661,289	29,242,200
Becton, Dickinson & Co.	253,998	40,959,718
Boston Scientific Corp. *	1,627,074	35,665,462
C.R. Bard, Inc.	89,973	19,089,572
Cardinal Health, Inc.	390,933	30,672,603
Centene Corp. *	200,000	12,392,000
Cerner Corp. *	361,900	20,317,066
Cigna Corp.	309,608	42,893,092
DaVita HealthCare Partners, Inc. *	204,000	15,075,600
DENTSPLY SIRONA, Inc.	290,400	17,307,840
Edwards Lifesciences Corp. *	260,400	27,657,084
Express Scripts Holding Co. *	806,895	59,492,368
HCA Holdings, Inc. *	373,200	30,087,384
Henry Schein, Inc. *	97,100	16,380,770
Hologic, Inc. *	290,000	9,741,100
Humana, Inc.	175,903	31,147,144
Intuitive Surgical, Inc. *	45,331	28,393,525
Security	Number of Shares	Value ($)
Laboratory Corp. of America Holdings *	124,991	15,663,872
McKesson Corp.	277,875	46,632,983
Medtronic plc	1,690,376	133,793,260
Patterson Cos., Inc.	104,447	4,527,778
Quest Diagnostics, Inc.	171,680	12,905,186
St. Jude Medical, Inc.	346,287	26,387,069
Stryker Corp.	372,740	40,632,387
UnitedHealth Group, Inc.	1,145,810	150,880,261
Universal Health Services, Inc., Class B	108,400	14,490,912
Varian Medical Systems, Inc. *	110,706	8,987,113
Zimmer Biomet Holdings, Inc.	214,823	24,870,059
		1,126,984,678
Household & Personal Products 2.0%
Church & Dwight Co., Inc.	150,000	13,905,000
Colgate-Palmolive Co.	1,072,494	76,061,275
Kimberly-Clark Corp.	433,195	54,231,682
The Clorox Co.	158,557	19,856,093
The Estee Lauder Cos., Inc., Class A	265,052	25,410,535
The Procter & Gamble Co.	3,193,390	255,854,407
		445,318,992
Insurance 2.6%
Aflac, Inc.	507,873	35,028,001
American International Group, Inc.	1,394,054	77,816,094
Aon plc	323,350	33,990,552
Assurant, Inc.	74,246	6,278,984
Chubb Ltd.	552,465	65,113,525
Cincinnati Financial Corp.	173,003	11,419,928
Lincoln National Corp.	294,671	12,803,455
Loews Corp.	326,316	12,948,219
Marsh & McLennan Cos., Inc.	625,279	39,486,369
MetLife, Inc.	1,308,377	59,007,803
Principal Financial Group, Inc.	316,567	13,511,080
Prudential Financial, Inc.	541,531	42,044,467
The Allstate Corp.	451,610	29,377,230
The Hartford Financial Services Group, Inc.	472,795	20,982,642
The Progressive Corp.	687,520	22,413,152
The Travelers Cos., Inc.	354,260	38,933,174
Torchmark Corp.	143,266	8,293,669
Unum Group	276,440	9,457,012
Willis Towers Watson plc	165,425	20,661,582
XL Group plc	362,299	11,858,046
		571,424,984
Materials 2.9%
Air Products & Chemicals, Inc.	235,601	34,371,830
Airgas, Inc.	75,000	10,683,000
Alcoa, Inc.	1,553,564	17,353,310
Avery Dennison Corp.	103,076	7,484,348
Ball Corp.	167,938	11,987,414
CF Industries Holdings, Inc.	297,325	9,832,538
E.I. du Pont de Nemours & Co.	1,049,504	69,172,809
Eastman Chemical Co.	172,716	13,192,048
Ecolab, Inc.	319,628	36,750,827
FMC Corp.	158,300	6,848,058

See financial notes    3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Freeport-McMoRan, Inc.	1,517,540	21,245,560
International Flavors & Fragrances, Inc.	98,043	11,713,197
International Paper Co.	494,389	21,392,212
LyondellBasell Industries N.V., Class A	412,500	34,101,375
Martin Marietta Materials, Inc.	80,300	13,589,169
Monsanto Co.	528,200	49,481,776
Newmont Mining Corp.	638,546	22,329,954
Nucor Corp.	375,200	18,677,456
Owens-Illinois, Inc. *	198,600	3,666,156
PPG Industries, Inc.	324,996	35,876,308
Praxair, Inc.	345,779	40,615,201
Sealed Air Corp.	236,068	11,180,181
The Dow Chemical Co.	1,338,335	70,409,804
The Mosaic Co.	434,300	12,156,057
The Sherwin-Williams Co.	95,536	27,448,448
Vulcan Materials Co.	162,371	17,475,991
WestRock Co.	310,489	12,993,965
		642,028,992
Media 3.2%
Cablevision Systems Corp., Class A	272,100	9,085,419
CBS Corp., Class B - Non Voting Shares	513,036	28,683,843
Comcast Corp., Class A	2,935,764	178,377,021
Discovery Communications, Inc., Class A *	159,800	4,364,138
Discovery Communications, Inc., Class C *	310,500	8,315,190
News Corp., Class A	443,000	5,502,060
News Corp., Class B	126,200	1,635,552
Omnicom Group, Inc.	293,847	24,380,486
Scripps Networks Interactive, Inc., Class A	116,593	7,269,573
TEGNA, Inc.	270,314	6,314,535
The Interpublic Group of Cos., Inc.	456,265	10,466,719
The Walt Disney Co.	1,802,583	186,134,721
Time Warner Cable, Inc.	342,701	72,690,309
Time Warner, Inc.	943,874	70,922,692
Twenty-First Century Fox, Inc., Class A	1,347,801	40,784,458
Twenty-First Century Fox, Inc., Class B	520,000	15,662,400
Viacom, Inc., Class B	417,053	17,057,468
		687,646,584
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	1,935,886	118,089,046
Agilent Technologies, Inc.	406,066	16,616,221
Alexion Pharmaceuticals, Inc. *	275,500	38,371,640
Allergan plc *	475,068	102,880,726
Amgen, Inc.	907,759	143,698,250
Baxalta, Inc.	823,189	34,532,779
Biogen, Inc. *	261,991	72,044,905
Bristol-Myers Squibb Co.	2,007,664	144,913,188
Celgene Corp. *	942,726	97,487,296
Eli Lilly & Co.	1,173,923	88,666,404
Endo International plc *	256,900	6,936,300
Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	1,642,750	144,906,977
Illumina, Inc. *	175,700	23,717,743
Johnson & Johnson	3,321,025	372,220,482
Mallinckrodt plc *	134,700	8,421,444
Merck & Co., Inc.	3,333,114	182,787,972
Mylan N.V. *	499,851	20,848,785
PerkinElmer, Inc.	141,360	7,127,371
Perrigo Co., plc	179,400	17,342,598
Pfizer, Inc.	7,275,033	237,966,329
Regeneron Pharmaceuticals, Inc. *	95,400	35,938,134
Thermo Fisher Scientific, Inc.	474,937	68,509,662
Vertex Pharmaceuticals, Inc. *	301,500	25,428,510
Waters Corp. *	100,752	13,113,880
Zoetis, Inc.	538,500	25,325,655
		2,047,892,297
Real Estate 2.9%
American Tower Corp.	505,700	53,037,816
Apartment Investment & Management Co., Class A	179,414	7,187,325
AvalonBay Communities, Inc.	165,199	29,205,531
Boston Properties, Inc.	184,776	23,810,235
CBRE Group, Inc., Class A *	337,440	9,998,347
Crown Castle International Corp.	401,400	34,873,632
Equinix, Inc.	81,609	26,959,533
Equity Residential	437,722	29,795,737
Essex Property Trust, Inc.	79,400	17,503,730
Extra Space Storage, Inc.	150,000	12,742,500
Federal Realty Investment Trust	82,000	12,470,560
General Growth Properties, Inc.	696,300	19,517,289
HCP, Inc.	556,900	18,839,927
Host Hotels & Resorts, Inc.	934,311	14,780,800
Iron Mountain, Inc.	240,402	8,781,885
Kimco Realty Corp.	513,259	14,432,843
Prologis, Inc.	621,689	28,230,898
Public Storage	178,578	43,717,680
Realty Income Corp.	304,200	18,008,640
Simon Property Group, Inc.	373,753	75,187,891
SL Green Realty Corp.	118,300	12,430,964
The Macerich Co.	152,100	11,571,768
UDR, Inc.	315,000	10,999,800
Ventas, Inc.	407,900	25,338,748
Vornado Realty Trust	215,456	20,625,603
Welltower, Inc.	432,400	30,017,208
Weyerhaeuser Co.	958,123	30,774,911
		640,841,801
Retailing 5.5%
Advance Auto Parts, Inc.	85,000	13,268,500
Amazon.com, Inc. *	464,980	306,696,158
AutoNation, Inc. *	91,733	4,646,276
AutoZone, Inc. *	36,498	27,929,365
Bed Bath & Beyond, Inc. *	194,069	9,163,938
Best Buy Co., Inc.	325,957	10,456,701
CarMax, Inc. *	239,400	12,676,230
Dollar General Corp.	350,300	28,693,073
Dollar Tree, Inc. *	288,330	22,982,784
Expedia, Inc.	145,713	16,869,194
Foot Locker, Inc.	165,000	10,137,600
Genuine Parts Co.	178,638	17,143,889

4    See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kohl's Corp.	231,910	10,273,613
L Brands, Inc.	303,235	23,740,268
Lowe's Cos., Inc.	1,108,688	84,282,462
Macy's, Inc.	382,226	15,132,328
Netflix, Inc. *	514,100	46,284,423
Nordstrom, Inc.	164,796	8,426,019
O'Reilly Automotive, Inc. *	116,800	30,681,024
Ross Stores, Inc.	494,400	28,072,032
Signet Jewelers Ltd.	94,000	10,204,640
Staples, Inc.	781,869	7,975,064
Target Corp.	717,008	57,002,136
The Gap, Inc.	277,162	6,424,615
The Home Depot, Inc.	1,527,150	204,470,113
The Priceline Group, Inc. *	60,115	80,774,121
The TJX Cos., Inc.	803,306	60,906,661
Tiffany & Co.	140,528	10,026,673
Tractor Supply Co.	162,600	15,391,716
TripAdvisor, Inc. *	129,813	8,384,622
Ulta Salon, Cosmetics & Fragrance, Inc. *	75,000	15,621,000
Urban Outfitters, Inc. *	111,100	3,368,552
		1,208,105,790
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	366,554	20,644,321
Applied Materials, Inc.	1,383,972	28,329,907
Broadcom Ltd.	447,420	65,211,465
First Solar, Inc. *	94,900	5,299,216
Intel Corp.	5,695,905	172,472,003
KLA-Tencor Corp.	185,081	12,944,565
Lam Research Corp.	195,074	14,903,654
Linear Technology Corp.	282,568	12,568,625
Microchip Technology, Inc.	240,423	11,682,154
Micron Technology, Inc. *	1,241,275	13,343,706
NVIDIA Corp.	601,582	21,374,208
Qorvo, Inc. *	153,900	6,930,117
QUALCOMM, Inc.	1,807,465	91,313,132
Skyworks Solutions, Inc.	235,100	15,709,382
Texas Instruments, Inc.	1,211,454	69,101,336
Xilinx, Inc.	313,563	13,508,294
		575,336,085
Software & Services 12.0%
Accenture plc, Class A	756,700	85,446,564
Activision Blizzard, Inc.	614,100	21,168,027
Adobe Systems, Inc. *	596,476	56,199,969
Akamai Technologies, Inc. *	222,141	11,326,970
Alliance Data Systems Corp. *	72,500	14,739,975
Alphabet, Inc., Class A *	353,212	250,031,711
Alphabet, Inc., Class C *	358,675	248,565,362
Autodesk, Inc. *	269,681	16,132,317
Automatic Data Processing, Inc.	555,473	49,126,032
CA, Inc.	370,925	11,001,635
Citrix Systems, Inc. *	179,808	14,715,487
Cognizant Technology Solutions Corp., Class A *	728,096	42,498,963
CSRA, Inc.	162,140	4,209,154
eBay, Inc. *	1,297,169	31,689,839
Electronic Arts, Inc. *	371,992	23,007,705
Facebook, Inc., Class A *	2,763,700	324,955,846
Security	Number of Shares	Value ($)
Fidelity National Information Services, Inc.	335,634	22,084,717
Fiserv, Inc. *	270,004	26,384,791
Global Payments, Inc.	190,000	13,714,200
International Business Machines Corp.	1,065,090	155,439,235
Intuit, Inc.	307,109	30,984,227
MasterCard, Inc., Class A	1,180,990	114,544,220
Microsoft Corp.	9,522,231	474,873,660
Oracle Corp.	3,803,386	151,602,966
Paychex, Inc.	391,865	20,424,004
PayPal Holdings, Inc. *	1,330,269	52,119,939
Red Hat, Inc. *	224,800	16,493,576
salesforce.com, Inc. *	759,265	57,552,287
Symantec Corp.	793,750	13,211,969
Teradata Corp. *	159,871	4,044,736
The Western Union Co.	630,225	12,604,500
Total System Services, Inc.	207,100	10,591,094
VeriSign, Inc. *	112,125	9,687,600
Visa, Inc., Class A	2,306,800	178,177,232
Xerox Corp.	1,102,866	10,587,514
Yahoo! Inc. *	1,048,555	38,377,113
		2,618,315,136
Technology Hardware & Equipment 4.9%
Amphenol Corp., Class A	362,300	20,227,209
Apple, Inc.	6,678,015	625,997,126
Cisco Systems, Inc.	6,065,728	166,746,863
Corning, Inc.	1,325,787	24,752,443
EMC Corp.	2,343,545	61,189,960
F5 Networks, Inc. *	82,400	8,631,400
FLIR Systems, Inc.	149,700	4,522,437
Harris Corp.	145,100	11,609,451
Hewlett Packard Enterprise Co.	2,050,008	34,153,133
HP, Inc.	2,113,108	25,927,835
Juniper Networks, Inc.	403,665	9,445,761
Motorola Solutions, Inc.	186,422	14,017,070
NetApp, Inc.	342,374	8,093,721
SanDisk Corp.	247,324	18,581,452
Seagate Technology plc	351,900	7,660,863
TE Connectivity Ltd.	450,800	26,813,584
Western Digital Corp.	291,500	11,912,148
		1,080,282,456
Telecommunication Services 2.7%
AT&T, Inc.	7,407,702	287,566,992
CenturyLink, Inc.	645,643	19,982,651
Frontier Communications Corp.	1,396,845	7,766,458
Level 3 Communications, Inc. *	351,100	18,348,486
Verizon Communications, Inc.	4,909,278	250,078,621
		583,743,208
Transportation 2.1%
American Airlines Group, Inc.	719,500	24,959,455
C.H. Robinson Worldwide, Inc.	168,095	11,929,702
CSX Corp.	1,148,591	31,322,077
Delta Air Lines, Inc.	947,400	39,478,158
Expeditors International of Washington, Inc.	216,900	10,760,409
FedEx Corp.	316,868	52,318,075

See financial notes    5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
JB Hunt Transport Services, Inc.	108,100	8,959,328
Kansas City Southern	129,400	12,260,650
Norfolk Southern Corp.	357,892	32,249,648
Ryder System, Inc.	60,702	4,183,582
Southwest Airlines Co.	780,136	34,801,867
Union Pacific Corp.	1,014,150	88,464,305
United Continental Holdings, Inc. *	430,400	19,716,624
United Parcel Service, Inc., Class B	832,518	87,472,666
		458,876,546
Utilities 3.3%
AES Corp.	781,249	8,718,739
AGL Resources, Inc.	146,540	9,651,124
Ameren Corp.	287,020	13,776,960
American Electric Power Co., Inc.	585,802	37,198,427
American Water Works Co., Inc.	210,000	15,279,600
CenterPoint Energy, Inc.	514,366	11,033,151
CMS Energy Corp.	343,584	13,976,997
Consolidated Edison, Inc.	347,565	25,928,349
Dominion Resources, Inc.	717,364	51,270,005
DTE Energy Co.	216,012	19,259,630
Duke Energy Corp.	834,099	65,710,319
Edison International	390,093	27,583,476
Entergy Corp.	209,653	15,761,713
Eversource Energy	380,800	21,492,352
Exelon Corp.	1,113,593	39,075,978
FirstEnergy Corp.	518,494	16,897,719
NextEra Energy, Inc.	558,438	65,661,140
NiSource, Inc.	374,662	8,508,574
NRG Energy, Inc.	378,600	5,716,860
PG&E Corp.	598,906	34,856,329
Pinnacle West Capital Corp.	140,061	10,175,432
PPL Corp.	819,470	30,844,851
Public Service Enterprise Group, Inc.	610,570	28,165,594
SCANA Corp.	175,300	12,041,357
Sempra Energy	281,969	29,141,496
TECO Energy, Inc.	273,819	7,603,954
The Southern Co.	1,107,225	55,471,973
WEC Energy Group, Inc.	387,178	22,537,631
Xcel Energy, Inc.	617,686	24,725,971
		728,065,701
Total Common Stock
(Cost $12,817,510,420)		21,727,499,807

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	19,862,813	19,862,813
Total Other Investment Company
(Cost $19,862,813)		19,862,813
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets
Time Deposit 0.3%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (d)	67,873,253	67,873,253
Total Short-Term Investment
(Cost $67,873,253)		67,873,253

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $12,945,669,634 and the unrealized appreciation and depreciation were $9,560,260,855 and ($690,694,616), respectively, with a net unrealized appreciation of $8,869,566,239.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,632,857.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	1,050	108,102,750	1,903,877

6    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	2,037,125,229	6,349,465,187
0.8%	Other Investment Companies	47,844,881	47,844,881
100.3%	Total Investments	2,084,970,110	6,397,310,068
(0.3%)	Other Assets and Liabilities, Net		(17,758,707)
100.0%	Net Assets		6,379,551,361

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.1%
Autoliv, Inc.	26,600	3,257,702
BorgWarner, Inc.	69,096	2,481,928
Delphi Automotive plc	87,400	6,435,262
Ford Motor Co.	1,208,087	16,381,660
General Motors Co.	438,200	13,934,760
Gentex Corp.	97,544	1,564,606
Harley-Davidson, Inc.	59,392	2,840,719
Johnson Controls, Inc.	201,054	8,323,636
Lear Corp.	23,600	2,717,068
Tesla Motors, Inc. *(b)	32,000	7,704,320
The Goodyear Tire & Rubber Co.	83,100	2,407,407
Thor Industries, Inc.	14,500	928,290
Visteon Corp.	12,000	956,040
		69,933,398
Banks 5.5%
Associated Banc-Corp.	42,800	780,672
Bank of America Corp.	3,223,841	46,939,125
Bank of the Ozarks, Inc.	25,200	1,040,760
BankUnited, Inc.	31,400	1,083,300
BB&T Corp.	242,700	8,586,726
BOK Financial Corp. (b)	8,900	535,602
CIT Group, Inc.	50,900	1,759,613
Citigroup, Inc.	922,256	42,682,008
Citizens Financial Group, Inc.	163,500	3,735,975
Comerica, Inc.	51,128	2,270,083
Commerce Bancshares, Inc.	27,982	1,310,117
Cullen/Frost Bankers, Inc.	16,900	1,081,431
East West Bancorp, Inc.	45,800	1,717,042
Fifth Third Bancorp	241,084	4,414,248
First Citizens BancShares, Inc., Class A	3,300	841,500
Security	Number of Shares	Value ($)
First Horizon National Corp.	70,500	992,640
First Niagara Financial Group, Inc.	107,800	1,138,368
First Republic Bank	44,600	3,136,272
FirstMerit Corp.	48,900	1,083,624
Home BancShares, Inc.	18,200	782,418
Huntington Bancshares, Inc.	244,898	2,463,674
Investors Bancorp, Inc.	108,730	1,255,832
JPMorgan Chase & Co.	1,145,078	72,368,930
KeyCorp	259,914	3,194,343
M&T Bank Corp.	49,343	5,838,264
MGIC Investment Corp. *	103,900	751,197
New York Community Bancorp, Inc.	149,882	2,252,726
PacWest Bancorp	41,300	1,651,174
People's United Financial, Inc.	103,793	1,608,791
PrivateBancorp, Inc.	23,900	994,479
Prosperity Bancshares, Inc.	23,100	1,218,987
Regions Financial Corp.	390,106	3,659,194
Signature Bank *	15,700	2,163,931
SunTrust Banks, Inc.	155,993	6,511,148
SVB Financial Group *	14,900	1,553,772
Synovus Financial Corp.	44,657	1,391,512
TFS Financial Corp.	27,300	488,670
The PNC Financial Services Group, Inc.	157,034	13,784,445
U.S. Bancorp	508,505	21,708,078
Umpqua Holdings Corp.	67,000	1,060,610
Webster Financial Corp.	27,500	1,007,600
Wells Fargo & Co.	1,444,496	72,195,910
Western Alliance Bancorp *	27,800	1,016,924
Zions Bancorp	63,198	1,739,209
		347,790,924
Capital Goods 7.5%
3M Co.	191,454	32,045,571
A.O. Smith Corp.	25,400	1,961,388
Acuity Brands, Inc.	14,300	3,487,627
AECOM *	49,700	1,614,753
AGCO Corp.	24,200	1,293,974
Air Lease Corp.	31,700	966,216
Allegion plc	28,700	1,878,415
Allison Transmission Holdings, Inc.	52,700	1,518,287
AMETEK, Inc.	75,105	3,611,799
B/E Aerospace, Inc.	31,700	1,541,571
BWX Technologies, Inc.	32,900	1,098,531
Carlisle Cos., Inc.	20,736	2,112,998
Caterpillar, Inc.	180,796	14,051,465
Chicago Bridge & Iron Co., N.V.	27,108	1,091,097
Crane Co.	16,384	910,459
Cummins, Inc.	49,892	5,838,861
Curtiss-Wright Corp.	15,200	1,164,016
Danaher Corp.	185,040	17,902,620
Deere & Co.	95,946	8,070,018
Donaldson Co., Inc.	32,900	1,075,172
Dover Corp.	50,237	3,300,571
Eaton Corp. plc	142,901	9,041,346
EMCOR Group, Inc.	20,100	974,448
Emerson Electric Co.	200,228	10,938,456
Fastenal Co.	92,300	4,318,717
Flowserve Corp.	43,023	2,099,953
Fluor Corp.	40,958	2,238,764

See financial notes    7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fortune Brands Home & Security, Inc.	52,900	2,931,189
General Dynamics Corp.	91,644	12,877,815
General Electric Co.	2,919,902	89,786,986
Graco, Inc.	15,694	1,230,253
HD Supply Holdings, Inc. *	51,900	1,779,132
Hexcel Corp.	26,300	1,190,601
Honeywell International, Inc.	239,099	27,321,843
Hubbell, Inc.	16,932	1,790,728
Huntington Ingalls Industries, Inc.	13,700	1,983,349
IDEX Corp.	28,906	2,367,401
Illinois Tool Works, Inc.	100,404	10,494,226
Ingersoll-Rand plc	82,400	5,400,496
ITT Corp.	30,300	1,162,611
Jacobs Engineering Group, Inc. *	38,756	1,727,742
L-3 Communications Holdings, Inc.	23,374	3,074,382
Lennox International, Inc.	11,700	1,578,915
Lincoln Electric Holdings, Inc.	22,200	1,391,274
Lockheed Martin Corp.	82,164	19,093,270
Masco Corp.	108,836	3,342,354
MSC Industrial Direct Co., Inc., Class A	15,558	1,205,745
Nordson Corp.	18,000	1,381,140
Northrop Grumman Corp.	56,332	11,619,038
Orbital ATK, Inc.	18,500	1,609,500
Oshkosh Corp.	23,600	1,152,860
Owens Corning	36,900	1,699,983
PACCAR, Inc.	107,289	6,320,395
Parker-Hannifin Corp.	41,253	4,786,173
Pentair plc	57,895	3,362,542
Quanta Services, Inc. *	43,900	1,041,308
Raytheon Co.	93,590	11,825,097
Rockwell Automation, Inc.	39,549	4,487,625
Rockwell Collins, Inc.	40,653	3,585,188
Roper Technologies, Inc.	30,891	5,439,596
Sensata Technologies Holding N.V. *	50,100	1,887,267
Snap-on, Inc.	17,250	2,747,580
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,763,410
Stanley Black & Decker, Inc.	46,641	5,220,061
Teledyne Technologies, Inc. *	12,600	1,171,170
Textron, Inc.	88,938	3,440,122
The Boeing Co.	193,989	26,149,717
The Middleby Corp. *	18,300	2,006,412
The Toro Co.	15,200	1,314,040
TransDigm Group, Inc. *	16,600	3,782,642
Trinity Industries, Inc.	44,200	862,342
United Rentals, Inc. *	31,467	2,106,086
United Technologies Corp.	244,203	25,487,467
USG Corp. *	29,200	788,692
W.W. Grainger, Inc.	17,876	4,192,280
WABCO Holdings, Inc. *	18,000	2,018,880
Wabtec Corp.	28,800	2,388,384
Watsco, Inc.	7,000	941,290
Woodward, Inc.	17,300	937,833
Xylem, Inc.	53,400	2,231,052
		477,624,577
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.9%
Cintas Corp.	25,710	2,308,244
Copart, Inc. *	36,074	1,545,410
Deluxe Corp.	14,500	910,310
Equifax, Inc.	37,300	4,485,325
IHS, Inc., Class A *	20,000	2,463,600
KAR Auction Services, Inc.	44,400	1,669,440
ManpowerGroup, Inc.	21,591	1,663,155
Nielsen Holdings plc	110,500	5,761,470
Pitney Bowes, Inc.	52,441	1,099,688
R.R. Donnelley & Sons Co.	58,400	1,016,160
Republic Services, Inc.	81,581	3,840,018
Robert Half International, Inc.	43,891	1,681,464
Rollins, Inc.	32,850	882,679
Stericycle, Inc. *	27,098	2,589,485
The ADT Corp.	54,700	2,296,306
The Dun & Bradstreet Corp.	10,925	1,206,229
TransUnion *	12,100	362,395
Tyco International plc	126,900	4,888,188
Verisk Analytics, Inc. *	47,800	3,708,324
Waste Connections, Inc.	37,900	2,549,912
Waste Management, Inc.	131,077	7,706,017
		54,633,819
Consumer Durables & Apparel 1.6%
Brunswick Corp.	29,300	1,407,279
CalAtlantic Group, Inc.	22,300	721,851
Carter's, Inc.	17,300	1,845,391
Coach, Inc.	89,730	3,613,427
Columbia Sportswear Co.	8,900	521,273
D.R. Horton, Inc.	107,597	3,234,366
Garmin Ltd.	39,886	1,700,340
Hanesbrands, Inc.	121,600	3,530,048
Harman International Industries, Inc.	23,697	1,818,982
Hasbro, Inc.	34,225	2,896,804
Leggett & Platt, Inc.	39,744	1,958,982
Lennar Corp., Class A	60,775	2,753,715
lululemon athletica, Inc. *	34,500	2,261,475
Mattel, Inc.	102,797	3,195,959
Michael Kors Holdings Ltd. *	58,300	3,011,778
Mohawk Industries, Inc. *	19,439	3,744,535
Newell Brands, Inc.	135,813	6,184,924
NIKE, Inc., Class B	423,612	24,967,691
NVR, Inc. *	1,098	1,824,096
Polaris Industries, Inc.	19,200	1,879,296
PulteGroup, Inc.	98,799	1,816,914
PVH Corp.	25,514	2,439,138
Ralph Lauren Corp.	18,395	1,714,598
Skechers U.S.A., Inc., Class A *	40,500	1,338,525
Tempur Sealy International, Inc. *	18,900	1,146,663
Toll Brothers, Inc. *	50,000	1,365,000
Tupperware Brands Corp.	14,700	853,629
Under Armour, Inc., Class A *	56,200	2,469,428
Under Armour, Inc., Class C *	56,200	2,292,960
VF Corp.	103,828	6,546,355
Vista Outdoor, Inc. *	19,400	930,812
Whirlpool Corp.	24,515	4,269,042
		100,255,276

8    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 2.2%
Aramark	65,800	2,204,958
Bright Horizons Family Solutions, Inc. *	12,900	846,498
Brinker International, Inc.	17,700	819,864
Buffalo Wild Wings, Inc. *	6,100	815,326
Carnival Corp.	140,760	6,904,278
Chipotle Mexican Grill, Inc. *	8,750	3,683,487
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,185,921
Darden Restaurants, Inc.	34,165	2,126,771
Domino's Pizza, Inc.	16,000	1,934,080
Dunkin' Brands Group, Inc.	28,000	1,302,000
Extended Stay America, Inc.	15,000	234,750
H&R Block, Inc.	75,198	1,522,008
Hilton Worldwide Holdings, Inc.	164,800	3,633,840
Jack in the Box, Inc.	12,400	837,620
Las Vegas Sands Corp.	117,163	5,289,909
Marriott International, Inc., Class A (b)	59,875	4,196,639
McDonald's Corp.	284,336	35,965,661
MGM Resorts International *	147,287	3,137,213
Norwegian Cruise Line Holdings Ltd. *	48,900	2,390,721
Panera Bread Co., Class A *	7,000	1,501,430
Royal Caribbean Cruises Ltd.	52,391	4,055,063
Service Corp. International	63,100	1,682,877
ServiceMaster Global Holdings, Inc. *	41,700	1,597,944
Six Flags Entertainment Corp.	24,400	1,465,220
Starbucks Corp.	463,354	26,054,395
Starwood Hotels & Resorts Worldwide, Inc.	54,542	4,465,899
Texas Roadhouse, Inc.	19,700	802,184
The Wendy's Co.	60,900	661,374
Vail Resorts, Inc.	11,800	1,529,752
Wyndham Worldwide Corp.	34,917	2,477,361
Wynn Resorts Ltd. (b)	24,842	2,193,549
Yum! Brands, Inc.	131,576	10,468,187
		137,986,779
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	17,859	3,041,745
Ally Financial, Inc. *	138,400	2,464,904
American Express Co.	255,877	16,742,032
Ameriprise Financial, Inc.	53,057	5,088,166
Berkshire Hathaway, Inc., Class B *	584,412	85,020,258
BlackRock, Inc.	39,665	14,133,829
Capital One Financial Corp.	164,453	11,904,753
CBOE Holdings, Inc.	25,400	1,573,784
CME Group, Inc.	105,380	9,685,476
Credit Acceptance Corp. *	3,200	628,064
Discover Financial Services	134,724	7,580,919
E*TRADE Financial Corp. *	86,290	2,172,782
Eaton Vance Corp.	39,084	1,349,571
FactSet Research Systems, Inc.	12,900	1,944,675
Federated Investors, Inc., Class B	30,200	954,320
Franklin Resources, Inc.	114,858	4,288,798
Intercontinental Exchange, Inc.	36,710	8,811,501
Invesco Ltd.	135,190	4,192,242
Security	Number of Shares	Value ($)
Lazard Ltd., Class A	40,900	1,474,445
Legg Mason, Inc.	31,214	1,002,282
LendingClub Corp. *	63,200	499,280
Leucadia National Corp.	101,178	1,687,649
LPL Financial Holdings, Inc. (b)	26,200	691,680
MarketAxess Holdings, Inc.	11,500	1,411,740
Moody's Corp.	53,326	5,104,365
Morgan Stanley	478,548	12,949,509
Morningstar, Inc.	5,400	449,280
MSCI, Inc.	29,450	2,236,433
Nasdaq, Inc.	36,337	2,242,356
Navient Corp.	102,900	1,406,643
Northern Trust Corp.	65,976	4,689,574
OneMain Holdings, Inc. *	12,500	397,750
Raymond James Financial, Inc.	39,649	2,068,488
S&P Global, Inc.	84,736	9,054,042
Santander Consumer USA Holdings, Inc. *	31,700	417,489
SEI Investments Co.	42,148	2,026,476
State Street Corp.	124,450	7,753,235
Synchrony Financial *	257,300	7,865,661
T. Rowe Price Group, Inc.	76,550	5,763,449
TD Ameritrade Holding Corp.	87,231	2,602,101
The Bank of New York Mellon Corp.	335,996	13,520,479
The Charles Schwab Corp. (a)	375,265	10,661,279
The Goldman Sachs Group, Inc.	123,132	20,207,192
Voya Financial, Inc.	69,800	2,266,406
		302,027,102
Energy 6.7%
Anadarko Petroleum Corp.	159,148	8,396,648
Apache Corp.	118,700	6,457,280
Baker Hughes, Inc.	135,606	6,557,906
Cabot Oil & Gas Corp.	145,596	3,406,946
Cheniere Energy, Inc. *	74,900	2,912,112
Chevron Corp.	588,537	60,136,711
Cimarex Energy Co.	29,115	3,170,041
Columbia Pipeline Group, Inc.	118,480	3,035,458
Concho Resources, Inc. *	41,200	4,786,204
ConocoPhillips	385,266	18,411,862
Continental Resources, Inc. *	25,800	961,308
Core Laboratories N.V. (b)	13,300	1,777,678
CVR Energy, Inc.	8,700	211,236
Devon Energy Corp.	162,382	5,631,408
Diamondback Energy, Inc. *	21,800	1,887,444
EOG Resources, Inc.	173,204	14,310,115
EQT Corp.	51,600	3,617,160
Exxon Mobil Corp.	1,301,963	115,093,529
FMC Technologies, Inc. *	72,568	2,212,598
Gulfport Energy Corp. *	32,500	1,017,250
Halliburton Co.	280,788	11,599,352
Helmerich & Payne, Inc.	31,392	2,075,639
Hess Corp.	84,123	5,015,413
HollyFrontier Corp.	58,600	2,086,160
Kinder Morgan, Inc.	566,917	10,068,446
Marathon Oil Corp.	267,696	3,771,837
Marathon Petroleum Corp.	164,600	6,432,568
Memorial Resource Development Corp. *	22,800	298,224
Murphy Oil Corp.	49,944	1,784,999

See financial notes    9

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
National Oilwell Varco, Inc.	119,426	4,304,113
Newfield Exploration Co. *	63,666	2,307,893
Noble Energy, Inc.	134,622	4,861,200
Occidental Petroleum Corp.	244,916	18,772,811
Oceaneering International, Inc.	28,900	1,059,185
ONEOK, Inc.	66,824	2,415,688
PBF Energy, Inc., Class A	30,000	965,400
Phillips 66	146,400	12,020,904
Pioneer Natural Resources Co.	49,711	8,256,997
Range Resources Corp.	53,928	2,378,764
Schlumberger Ltd.	431,405	34,659,078
Southwestern Energy Co. *	121,188	1,627,555
Spectra Energy Corp.	209,421	6,548,595
Tesoro Corp.	36,712	2,925,579
The Williams Cos., Inc.	214,321	4,155,684
Valero Energy Corp.	149,520	8,802,242
Weatherford International plc *	129,600	1,053,648
Western Refining, Inc.	18,800	503,088
World Fuel Services Corp.	24,500	1,144,885
		425,886,841
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	12,200	1,366,400
Costco Wholesale Corp.	136,259	20,184,046
CVS Health Corp.	342,511	34,422,356
Rite Aid Corp. *	319,300	2,570,365
Sprouts Farmers Market, Inc. *	50,300	1,411,921
Sysco Corp.	164,130	7,561,469
The Kroger Co.	307,226	10,872,728
Wal-Mart Stores, Inc.	491,627	32,875,097
Walgreens Boots Alliance, Inc.	268,969	21,323,862
Whole Foods Market, Inc.	101,332	2,946,735
		135,534,979
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	611,705	38,360,021
Archer-Daniels-Midland Co.	181,805	7,261,292
Blue Buffalo Pet Products, Inc. *	6,900	170,844
Brown-Forman Corp., Class A	8,900	923,019
Brown-Forman Corp., Class B	32,180	3,099,578
Bunge Ltd.	45,892	2,868,250
Campbell Soup Co.	53,858	3,323,577
Coca-Cola Enterprises, Inc.	67,972	3,567,171
ConAgra Foods, Inc.	136,097	6,064,482
Constellation Brands, Inc., Class A	54,132	8,447,840
Dr Pepper Snapple Group, Inc.	57,920	5,265,507
Flowers Foods, Inc.	56,925	1,090,683
General Mills, Inc.	183,700	11,268,158
Hormel Foods Corp.	88,188	3,399,647
Ingredion, Inc.	21,800	2,508,962
Kellogg Co.	79,931	6,139,500
Lancaster Colony Corp.	5,700	664,050
McCormick & Co., Inc. - Non Voting Shares	35,254	3,306,120
Mead Johnson Nutrition Co.	58,800	5,124,420
Molson Coors Brewing Co., Class B	58,272	5,572,551
Mondelez International, Inc., Class A	487,564	20,945,749
Monster Beverage Corp. *	45,900	6,619,698
PepsiCo, Inc.	452,385	46,577,560
Security	Number of Shares	Value ($)
Philip Morris International, Inc.	484,865	47,574,954
Pilgrim's Pride Corp. *	15,000	403,650
Pinnacle Foods, Inc.	36,500	1,554,535
Post Holdings, Inc. *	19,200	1,379,328
Reynolds American, Inc.	255,692	12,682,323
Seaboard Corp. *	105	315,315
Snyder's-Lance, Inc.	28,800	920,736
The Coca-Cola Co.	1,216,648	54,505,830
The Hain Celestial Group, Inc. *	29,400	1,230,684
The Hershey Co.	45,564	4,242,464
The JM Smucker Co.	36,901	4,685,689
The Kraft Heinz Co.	187,600	14,645,932
The WhiteWave Foods Co. *	55,779	2,242,874
TreeHouse Foods, Inc. *	17,300	1,529,320
Tyson Foods, Inc., Class A	89,659	5,901,355
Vector Group Ltd.	25,700	555,120
		346,938,788
Health Care Equipment & Services 5.2%
Abbott Laboratories	461,046	17,934,689
ABIOMED, Inc. *	12,100	1,175,394
Acadia Healthcare Co., Inc. *	23,500	1,484,965
Aetna, Inc.	110,234	12,375,971
Alere, Inc. *	24,700	963,300
Align Technology, Inc. *	23,400	1,689,246
Allscripts Healthcare Solutions, Inc. *	58,200	779,880
AmerisourceBergen Corp.	61,220	5,209,822
Amsurg Corp. *	16,900	1,368,562
Anthem, Inc.	81,423	11,461,916
athenahealth, Inc. *	12,000	1,599,600
Baxter International, Inc.	170,825	7,553,881
Becton, Dickinson & Co.	66,707	10,757,171
Boston Scientific Corp. *	411,407	9,018,041
Brookdale Senior Living, Inc. *	58,000	1,070,680
C.R. Bard, Inc.	23,600	5,007,212
Cardinal Health, Inc.	104,710	8,215,547
Centene Corp. *	54,276	3,362,941
Cerner Corp. *	94,504	5,305,455
Cigna Corp.	78,854	10,924,433
DaVita HealthCare Partners, Inc. *	53,450	3,949,955
DENTSPLY SIRONA, Inc.	76,190	4,540,924
DexCom, Inc. *	25,900	1,667,442
Edwards Lifesciences Corp. *	65,384	6,944,435
Envision Healthcare Holdings, Inc. *	57,400	1,298,962
Express Scripts Holding Co. *	207,389	15,290,791
HCA Holdings, Inc. *	95,600	7,707,272
HealthSouth Corp.	27,400	1,136,004
Henry Schein, Inc. *	25,919	4,372,535
Hill-Rom Holdings, Inc.	17,300	836,455
Hologic, Inc. *	76,970	2,585,422
Humana, Inc.	46,391	8,214,454
IDEXX Laboratories, Inc. *	29,996	2,530,163
IMS Health Holdings, Inc. *	44,600	1,188,144
Intuitive Surgical, Inc. *	11,841	7,416,729
Laboratory Corp. of America Holdings *	30,368	3,805,718
LifePoint Health, Inc. *	13,800	932,328
LivaNova plc *	13,000	685,490
McKesson Corp.	70,347	11,805,634
MEDNAX, Inc. *	28,208	2,010,948

10    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Medtronic plc	438,922	34,740,676
Molina Healthcare, Inc. *	12,900	667,704
Patterson Cos., Inc.	22,600	979,710
Quest Diagnostics, Inc.	42,747	3,213,292
ResMed, Inc.	43,716	2,439,353
St. Jude Medical, Inc.	87,455	6,664,071
STERIS plc	28,000	1,978,760
Stryker Corp.	97,854	10,667,065
Team Health Holdings, Inc. *	22,500	941,175
Teleflex, Inc.	13,846	2,156,930
Tenet Healthcare Corp. *	33,425	1,059,238
The Cooper Cos., Inc.	14,400	2,204,352
UnitedHealth Group, Inc.	297,792	39,213,251
Universal Health Services, Inc., Class B	27,874	3,726,196
Varian Medical Systems, Inc. *	31,371	2,546,698
VCA, Inc. *	26,300	1,656,111
WellCare Health Plans, Inc. *	14,100	1,268,859
West Pharmaceutical Services, Inc.	22,500	1,602,000
Zimmer Biomet Holdings, Inc.	57,012	6,600,279
		330,504,231
Household & Personal Products 1.9%
Church & Dwight Co., Inc.	40,394	3,744,524
Colgate-Palmolive Co.	278,654	19,762,141
Edgewell Personal Care Co.	19,900	1,633,193
Herbalife Ltd. *(b)	20,100	1,164,795
Kimberly-Clark Corp.	113,204	14,172,009
Spectrum Brands Holdings, Inc.	8,200	931,520
The Clorox Co.	39,425	4,937,193
The Estee Lauder Cos., Inc., Class A	68,068	6,525,679
The Procter & Gamble Co.	841,119	67,390,454
		120,261,508
Insurance 3.0%
Aflac, Inc.	133,713	9,222,186
Alleghany Corp. *	5,186	2,703,358
Allied World Assurance Co. Holdings AG	24,700	878,826
American Financial Group, Inc.	21,805	1,506,944
American International Group, Inc.	361,276	20,166,426
American National Insurance Co.	3,100	359,972
AmTrust Financial Services, Inc.	19,600	487,060
Aon plc	85,303	8,967,051
Arch Capital Group Ltd. *	37,000	2,608,130
Arthur J. Gallagher & Co.	61,120	2,813,965
Aspen Insurance Holdings Ltd.	17,400	806,490
Assurant, Inc.	19,192	1,623,068
Assured Guaranty Ltd.	41,600	1,076,192
Axis Capital Holdings Ltd.	27,862	1,484,209
Brown & Brown, Inc.	39,476	1,386,002
Chubb Ltd.	142,702	16,818,858
Cincinnati Financial Corp.	48,417	3,196,006
CNA Financial Corp.	9,150	289,140
CNO Financial Group, Inc.	56,800	1,043,416
Endurance Specialty Holdings Ltd.	18,100	1,158,038
Erie Indemnity Co., Class A	8,285	782,021
Everest Re Group Ltd.	12,720	2,351,928
First American Financial Corp.	31,600	1,138,232
Security	Number of Shares	Value ($)
FNF Group	88,169	2,812,591
Lincoln National Corp.	78,159	3,396,009
Loews Corp.	82,358	3,267,966
Markel Corp. *	4,447	3,998,342
Marsh & McLennan Cos., Inc.	161,020	10,168,413
MetLife, Inc.	339,644	15,317,944
Old Republic International Corp.	70,509	1,303,712
Principal Financial Group, Inc.	88,009	3,756,224
ProAssurance Corp.	15,100	720,723
Prudential Financial, Inc.	137,597	10,683,031
Reinsurance Group of America, Inc.	19,510	1,857,742
RenaissanceRe Holdings Ltd.	13,907	1,542,425
RLI Corp.	11,300	702,634
The Allstate Corp.	119,698	7,786,355
The Hanover Insurance Group, Inc.	12,800	1,097,728
The Hartford Financial Services Group, Inc.	124,095	5,507,336
The Progressive Corp.	181,542	5,918,269
The Travelers Cos., Inc.	94,147	10,346,755
Torchmark Corp.	33,597	1,944,930
Unum Group	78,214	2,675,701
Validus Holdings Ltd.	25,509	1,175,710
W. R. Berkley Corp.	32,225	1,804,600
White Mountains Insurance Group Ltd.	1,813	1,504,790
Willis Towers Watson plc	42,266	5,279,023
XL Group plc	93,067	3,046,083
		190,482,554
Materials 3.1%
Air Products & Chemicals, Inc.	61,778	9,012,792
Airgas, Inc.	19,351	2,756,356
Albemarle Corp.	46,839	3,098,868
Alcoa, Inc.	407,520	4,551,998
AptarGroup, Inc.	18,200	1,383,200
Ashland, Inc.	20,300	2,265,480
Avery Dennison Corp.	26,560	1,928,522
Axalta Coating Systems Ltd. *	41,600	1,184,352
Ball Corp.	48,876	3,488,769
Bemis Co., Inc.	28,149	1,412,517
Berry Plastics Group, Inc. *	36,100	1,300,322
Celanese Corp., Series A	44,643	3,156,260
CF Industries Holdings, Inc.	74,560	2,465,699
Crown Holdings, Inc. *	39,776	2,106,537
E.I. du Pont de Nemours & Co.	273,217	18,007,733
Eastman Chemical Co.	45,762	3,495,302
Ecolab, Inc.	83,128	9,558,058
FMC Corp.	43,504	1,881,983
Freeport-McMoRan, Inc.	281,157	3,936,198
Graphic Packaging Holding Co.	104,500	1,387,760
International Flavors & Fragrances, Inc.	24,408	2,916,024
International Paper Co.	126,807	5,486,939
LyondellBasell Industries N.V., Class A	111,800	9,242,506
Martin Marietta Materials, Inc.	21,449	3,629,814
Monsanto Co.	136,534	12,790,505
NewMarket Corp.	2,800	1,136,968
Newmont Mining Corp.	162,928	5,697,592
Nucor Corp.	99,976	4,976,805
Packaging Corp. of America	29,030	1,883,466

See financial notes    11

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PPG Industries, Inc.	81,712	9,020,188
Praxair, Inc.	89,328	10,492,467
Reliance Steel & Aluminum Co.	19,922	1,473,630
RPM International, Inc.	44,600	2,253,638
Sealed Air Corp.	58,102	2,751,711
Sensient Technologies Corp.	13,500	907,875
Silgan Holdings, Inc.	10,200	517,548
Sonoco Products Co.	33,970	1,592,853
Steel Dynamics, Inc.	74,400	1,875,624
The Dow Chemical Co.	350,256	18,426,968
The Mosaic Co.	106,995	2,994,790
The Scotts Miracle-Gro Co., Class A	14,668	1,038,201
The Sherwin-Williams Co.	23,890	6,863,836
The Valspar Corp.	24,346	2,597,475
Vulcan Materials Co.	40,825	4,393,995
W.R. Grace & Co. *	21,500	1,648,620
Westlake Chemical Corp.	14,000	702,660
WestRock Co.	77,542	3,245,133
		198,936,537
Media 3.3%
AMC Networks, Inc., Class A *	19,500	1,271,985
Cablevision Systems Corp., Class A	65,910	2,200,735
CBS Corp., Class B - Non Voting Shares	129,005	7,212,670
Charter Communications, Inc., Class A *(b)	23,900	5,072,536
Cinemark Holdings, Inc.	34,600	1,198,890
Comcast Corp., Class A	760,023	46,178,998
Discovery Communications, Inc., Class A *	47,200	1,289,032
Discovery Communications, Inc., Class C *	74,700	2,000,466
DISH Network Corp., Class A *	67,372	3,320,766
Liberty Braves Group, Class A *	3,044	47,608
Liberty Braves Group, Class C *	6,270	93,548
Liberty Broadband Corp., Class C *	20,700	1,185,075
Liberty Global plc, Class A *	79,241	2,989,763
Liberty Global plc, Series C *	185,072	6,773,635
Liberty Media Group, Class A *	7,611	139,281
Liberty Media Group, Class C *	15,675	282,150
Liberty SiriusXM Group, Class A *	30,446	997,715
Liberty SiriusXM Group, Class C *	62,700	2,007,654
Lions Gate Entertainment Corp.	26,400	586,080
Live Nation Entertainment, Inc. *	45,500	977,340
News Corp., Class A	118,782	1,475,273
News Corp., Class B	31,600	409,536
Omnicom Group, Inc.	73,888	6,130,487
Scripps Networks Interactive, Inc., Class A	30,900	1,926,615
Sirius XM Holdings, Inc. *	688,800	2,720,760
Starz, Class A *	25,100	682,971
TEGNA, Inc.	73,854	1,725,230
The Interpublic Group of Cos., Inc.	127,164	2,917,142
The Madison Square Garden Co., Class A *	6,933	1,088,342
The Walt Disney Co.	470,260	48,559,048
Time Warner Cable, Inc.	87,736	18,609,683
Time Warner, Inc.	244,680	18,385,255
Tribune Media Co., Class A	23,200	894,360
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	353,928	10,709,861
Twenty-First Century Fox, Inc., Class B	129,000	3,885,480
Viacom, Inc., Class B	106,546	4,357,731
		210,303,701
Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	505,126	30,812,686
ACADIA Pharmaceuticals, Inc. *	24,700	797,810
Agilent Technologies, Inc.	99,131	4,056,441
Akorn, Inc. *	23,300	592,985
Alexion Pharmaceuticals, Inc. *	70,304	9,791,941
Alkermes plc *	44,700	1,776,825
Allergan plc *	123,377	26,718,523
Alnylam Pharmaceuticals, Inc. *	22,100	1,481,584
Amgen, Inc.	235,202	37,232,477
Anacor Pharmaceuticals, Inc. *	13,600	853,264
Baxalta, Inc.	213,225	8,944,789
Bio-Rad Laboratories, Inc., Class A *	6,900	978,765
Bio-Techne Corp.	12,563	1,170,620
Biogen, Inc. *	68,855	18,934,436
BioMarin Pharmaceutical, Inc. *	49,600	4,200,128
Bristol-Myers Squibb Co.	521,839	37,666,339
Bruker Corp.	33,900	959,370
Catalent, Inc. *	29,900	882,947
Celgene Corp. *	245,440	25,380,950
Charles River Laboratories International, Inc. *	14,400	1,141,488
Eli Lilly & Co.	305,871	23,102,437
Endo International plc *	40,428	1,091,556
Gilead Sciences, Inc.	426,544	37,625,446
Horizon Pharma plc *	44,800	688,576
Illumina, Inc. *	45,900	6,196,041
Impax Laboratories, Inc. *	20,300	677,005
Incyte Corp. *	51,800	3,743,586
Intrexon Corp. *(b)	15,000	400,950
Ionis Pharmaceuticals, Inc. *	37,300	1,528,181
Jazz Pharmaceuticals plc *	19,200	2,893,440
Johnson & Johnson	861,087	96,510,631
Juno Therapeutics, Inc. *	21,500	904,935
Kite Pharma, Inc. *	12,800	592,384
Mallinckrodt plc *	35,320	2,208,206
Medivation, Inc. *	48,600	2,809,080
Merck & Co., Inc.	863,818	47,371,779
Mettler-Toledo International, Inc. *	8,800	3,149,960
Mylan N.V. *	127,600	5,322,196
Myriad Genetics, Inc. *	21,000	756,000
Neurocrine Biosciences, Inc. *	24,300	1,107,594
OPKO Health, Inc. *(b)	101,700	1,093,275
Pacira Pharmaceuticals, Inc. *	11,300	611,443
PAREXEL International Corp. *	17,300	1,057,030
PerkinElmer, Inc.	32,300	1,628,566
Perrigo Co., plc	45,400	4,388,818
Pfizer, Inc.	1,909,351	62,454,871
PRA Health Sciences, Inc. *	6,800	322,660
Prestige Brands Holdings, Inc. *	16,300	925,514
Quintiles Transnational Holdings, Inc. *	29,500	2,037,565
Regeneron Pharmaceuticals, Inc. *	24,400	9,191,724

12    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Seattle Genetics, Inc. *	33,600	1,192,128
The Medicines Co. *	21,500	765,185
Thermo Fisher Scientific, Inc.	123,798	17,857,862
Ultragenyx Pharmaceutical, Inc. *	10,900	737,058
United Therapeutics Corp. *	14,100	1,483,320
Vertex Pharmaceuticals, Inc. *	77,612	6,545,796
VWR Corp. *	12,900	343,656
Waters Corp. *	25,000	3,254,000
Zoetis, Inc.	144,700	6,805,241
		575,750,063
Real Estate 3.9%
Alexandria Real Estate Equities, Inc.	24,500	2,277,275
American Campus Communities, Inc.	44,400	1,986,900
American Capital Agency Corp.	108,300	1,989,471
American Homes 4 Rent, Class A	67,200	1,063,104
American Tower Corp.	133,189	13,968,862
Annaly Capital Management, Inc.	304,600	3,173,932
Apartment Investment & Management Co., Class A	49,418	1,979,685
Apple Hospitality REIT, Inc. (b)	46,300	876,459
AvalonBay Communities, Inc.	41,849	7,398,485
Boston Properties, Inc.	47,905	6,173,038
Brixmor Property Group, Inc.	53,700	1,355,925
Camden Property Trust	26,864	2,168,731
CBRE Group, Inc., Class A *	84,537	2,504,831
Columbia Property Trust, Inc.	35,400	789,420
Communications Sales & Leasing, Inc.	36,400	845,572
Corrections Corp. of America	38,004	1,156,082
Crown Castle International Corp.	104,627	9,089,994
CubeSmart	50,100	1,483,461
DCT Industrial Trust, Inc.	27,600	1,114,212
DDR Corp.	91,800	1,606,500
Digital Realty Trust, Inc.	45,100	3,967,898
Douglas Emmett, Inc.	47,600	1,544,620
Duke Realty Corp.	104,537	2,286,224
EPR Properties	17,000	1,119,960
Equinix, Inc.	21,262	7,023,902
Equity Commonwealth *	40,300	1,124,773
Equity LifeStyle Properties, Inc.	23,400	1,602,666
Equity One, Inc.	30,800	871,640
Equity Residential	111,372	7,581,092
Essex Property Trust, Inc.	20,929	4,613,798
Extra Space Storage, Inc.	40,600	3,448,970
Federal Realty Investment Trust	21,596	3,284,320
Forest City Realty Trust, Inc., Class A	61,800	1,284,204
Gaming & Leisure Properties, Inc.	32,000	1,049,280
General Growth Properties, Inc.	175,800	4,927,674
Gramercy Property Trust	124,300	1,052,821
HCP, Inc.	144,480	4,887,758
Healthcare Realty Trust, Inc.	28,600	866,008
Healthcare Trust of America, Inc., Class A	36,800	1,063,152
Highwoods Properties, Inc.	31,600	1,476,668
Hospitality Properties Trust	52,081	1,332,753
Host Hotels & Resorts, Inc.	240,139	3,798,999
Iron Mountain, Inc.	61,866	2,259,965
Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	14,800	1,704,516
Kilroy Realty Corp.	27,700	1,795,237
Kimco Realty Corp.	126,531	3,558,052
Lamar Advertising Co., Class A	26,170	1,623,587
Liberty Property Trust	46,304	1,616,010
Mid-America Apartment Communities, Inc.	23,900	2,287,469
National Retail Properties, Inc.	43,000	1,881,680
Omega Healthcare Investors, Inc.	51,900	1,752,663
Outfront Media, Inc.	42,500	921,825
Paramount Group, Inc.	48,500	809,950
Piedmont Office Realty Trust, Inc., Class A	72,100	1,435,511
Post Properties, Inc.	17,000	975,120
Prologis, Inc.	162,080	7,360,053
Public Storage	45,509	11,141,058
Realogy Holdings Corp. *	43,650	1,560,051
Realty Income Corp.	76,400	4,522,880
Regency Centers Corp.	30,582	2,253,893
Retail Properties of America, Inc., Class A	70,000	1,119,300
Senior Housing Properties Trust	69,500	1,221,810
Simon Property Group, Inc.	97,150	19,543,665
SL Green Realty Corp.	31,851	3,346,903
Sovran Self Storage, Inc.	12,700	1,348,994
Spirit Realty Capital, Inc.	146,700	1,676,781
Starwood Property Trust, Inc.	77,200	1,494,592
STORE Capital Corp.	39,500	1,013,965
Sun Communities, Inc.	15,500	1,051,985
Tanger Factory Outlet Centers, Inc.	30,900	1,083,972
Taubman Centers, Inc.	19,800	1,375,110
The Howard Hughes Corp. *	11,500	1,209,455
The Macerich Co.	40,745	3,099,880
Two Harbors Investment Corp.	117,200	917,676
UDR, Inc.	85,262	2,977,349
Ventas, Inc.	102,229	6,350,465
VEREIT, Inc.	288,200	2,559,216
Vornado Realty Trust	54,334	5,201,394
Weingarten Realty Investors	32,102	1,185,206
Welltower, Inc.	111,421	7,734,846
Weyerhaeuser Co.	243,126	7,809,207
WP Carey, Inc.	29,500	1,802,155
		247,794,565
Retailing 5.2%
Advance Auto Parts, Inc.	22,622	3,531,294
Amazon.com, Inc. *	120,441	79,441,679
American Eagle Outfitters, Inc.	54,400	778,464
AutoNation, Inc. *	26,166	1,325,308
AutoZone, Inc. *	9,533	7,294,938
Bed Bath & Beyond, Inc. *	51,220	2,418,608
Best Buy Co., Inc.	85,826	2,753,298
Burlington Stores, Inc. *	26,100	1,486,917
Cabela's, Inc. *	15,100	787,465
CarMax, Inc. *	61,400	3,251,130
CST Brands, Inc.	25,900	978,243
Dick's Sporting Goods, Inc.	26,700	1,237,278
Dollar General Corp.	88,900	7,281,799
Dollar Tree, Inc. *	71,418	5,692,729
Expedia, Inc.	36,404	4,214,491
Foot Locker, Inc.	40,809	2,507,305

See financial notes    13

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
GameStop Corp., Class A (b)	31,900	1,046,320
Genuine Parts Co.	45,830	4,398,305
HSN, Inc.	9,400	498,482
Kohl's Corp.	56,465	2,501,399
L Brands, Inc.	78,823	6,171,053
Liberty Interactive Corp., QVC Group, Class A *	147,708	3,869,950
Liberty Ventures, Series A *	44,681	1,787,240
LKQ Corp. *	99,600	3,192,180
Lowe's Cos., Inc.	284,436	21,622,825
Macy's, Inc.	93,676	3,708,633
Netflix, Inc. *	134,800	12,136,044
Nordstrom, Inc.	41,600	2,127,008
O'Reilly Automotive, Inc. *	30,466	8,002,809
Office Depot, Inc. *	154,900	910,812
Penske Automotive Group, Inc.	15,300	598,689
Pool Corp.	13,000	1,136,330
Ross Stores, Inc.	127,624	7,246,491
Sally Beauty Holdings, Inc. *	50,000	1,570,000
Signet Jewelers Ltd.	24,300	2,638,008
Staples, Inc.	197,970	2,019,294
Target Corp.	190,562	15,149,679
The Gap, Inc.	72,255	1,674,871
The Home Depot, Inc.	396,635	53,105,460
The Michaels Cos., Inc. *	24,100	685,163
The Priceline Group, Inc. *	15,546	20,888,538
The TJX Cos., Inc.	207,290	15,716,728
Tiffany & Co.	33,573	2,395,433
Tractor Supply Co.	41,400	3,918,924
TripAdvisor, Inc. *	33,200	2,144,388
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	4,144,772
Urban Outfitters, Inc. *	27,996	848,839
Williams-Sonoma, Inc.	25,300	1,487,134
		334,322,747
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	95,674	5,388,360
Applied Materials, Inc.	354,889	7,264,578
Broadcom Ltd.	115,770	16,873,477
Cavium, Inc. *	17,300	854,101
Cree, Inc. *	27,100	664,221
Cypress Semiconductor Corp.	105,500	952,665
First Solar, Inc. *	25,800	1,440,672
Integrated Device Technology, Inc. *	47,100	908,088
Intel Corp.	1,472,780	44,595,778
KLA-Tencor Corp.	47,638	3,331,802
Lam Research Corp.	48,319	3,691,572
Linear Technology Corp.	77,466	3,445,688
Marvell Technology Group Ltd.	85,162	849,917
Maxim Integrated Products, Inc.	93,500	3,339,820
Microchip Technology, Inc.	68,648	3,335,606
Micron Technology, Inc. *	333,400	3,584,050
Microsemi Corp. *	35,700	1,206,303
NVIDIA Corp.	156,999	5,578,174
ON Semiconductor Corp. *	126,800	1,200,796
Qorvo, Inc. *	40,100	1,805,703
QUALCOMM, Inc.	468,578	23,672,561
Skyworks Solutions, Inc.	59,900	4,002,518
SunPower Corp. *(b)	17,300	348,422
Synaptics, Inc. *	11,400	815,670
Security	Number of Shares	Value ($)
Teradyne, Inc.	62,600	1,183,766
Texas Instruments, Inc.	314,775	17,954,766
Xilinx, Inc.	78,605	3,386,303
		161,675,377
Software & Services 11.8%
Accenture plc, Class A	195,400	22,064,568
Activision Blizzard, Inc.	157,838	5,440,676
Adobe Systems, Inc. *	155,313	14,633,591
Akamai Technologies, Inc. *	55,509	2,830,404
Alliance Data Systems Corp. *	17,871	3,633,353
Alphabet, Inc., Class A *	91,788	64,974,889
Alphabet, Inc., Class C *	93,332	64,680,009
Amdocs Ltd.	46,200	2,612,148
ANSYS, Inc. *	27,400	2,487,098
Aspen Technology, Inc. *	24,400	927,932
Autodesk, Inc. *	69,872	4,179,743
Automatic Data Processing, Inc.	143,151	12,660,274
Blackbaud, Inc.	13,800	852,426
Booz Allen Hamilton Holding Corp.	38,600	1,064,202
Broadridge Financial Solutions, Inc.	36,400	2,178,176
CA, Inc.	88,681	2,630,279
Cadence Design Systems, Inc. *	92,587	2,147,093
CDK Global, Inc.	51,400	2,445,098
Citrix Systems, Inc. *	48,200	3,944,688
Cognizant Technology Solutions Corp., Class A *	191,832	11,197,234
Computer Sciences Corp.	42,331	1,402,426
CoreLogic, Inc. *	26,700	947,316
CoStar Group, Inc. *	10,600	2,091,486
CSRA, Inc.	42,331	1,098,913
DST Systems, Inc.	10,980	1,325,066
eBay, Inc. *	336,070	8,210,190
Electronic Arts, Inc. *	98,381	6,084,865
EPAM Systems, Inc. *	12,900	940,797
Euronet Worldwide, Inc. *	15,400	1,187,340
Facebook, Inc., Class A *	716,300	84,222,554
Fair Isaac Corp.	9,300	992,403
Fidelity National Information Services, Inc.	84,108	5,534,306
First Data Corp., Class A *	54,300	618,477
Fiserv, Inc. *	70,978	6,935,970
FleetCor Technologies, Inc. *	24,100	3,727,788
Fortinet, Inc. *	44,600	1,449,946
Gartner, Inc. *	26,400	2,301,288
Genpact Ltd. *	44,550	1,242,500
Global Payments, Inc.	47,099	3,399,619
Guidewire Software, Inc. *	21,100	1,202,067
IAC/InterActiveCorp	25,730	1,192,328
International Business Machines Corp.	275,740	40,241,496
Intuit, Inc.	82,344	8,307,686
j2 Global, Inc.	13,800	876,576
Jack Henry & Associates, Inc.	24,200	1,960,926
Leidos Holdings, Inc.	19,500	967,395
LinkedIn Corp., Class A *	35,900	4,498,629
Manhattan Associates, Inc. *	24,200	1,465,068
MasterCard, Inc., Class A	305,410	29,621,716
MAXIMUS, Inc.	21,300	1,126,770
Microsoft Corp.	2,470,038	123,180,795
NetSuite, Inc. *	9,800	794,192

14    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	79,800	1,370,964
Oracle Corp.	988,410	39,398,023
Paychex, Inc.	102,528	5,343,759
PayPal Holdings, Inc. *	348,370	13,649,137
PTC, Inc. *	39,700	1,447,462
Rackspace Hosting, Inc. *	35,200	805,024
Red Hat, Inc. *	57,283	4,202,854
Sabre Corp.	65,300	1,890,435
salesforce.com, Inc. *	194,940	14,776,452
ServiceNow, Inc. *	45,800	3,273,784
Splunk, Inc. *	37,800	1,964,844
SS&C Technologies Holdings, Inc.	24,500	1,498,175
Symantec Corp.	196,689	3,273,888
Synopsys, Inc. *	48,700	2,314,224
Syntel, Inc. *	11,300	480,589
Tableau Software, Inc., Class A *	17,200	889,240
Take-Two Interactive Software, Inc. *	25,200	861,336
Teradata Corp. *	35,844	906,853
The Ultimate Software Group, Inc. *	8,900	1,749,651
The Western Union Co.	163,440	3,268,800
Total System Services, Inc.	55,100	2,817,814
Twitter, Inc. *	131,600	1,923,992
Tyler Technologies, Inc. *	9,300	1,361,613
Vantiv, Inc., Class A *	51,300	2,797,902
VeriSign, Inc. *	29,605	2,557,872
Visa, Inc., Class A	601,900	46,490,756
VMware, Inc., Class A *(b)	24,100	1,371,531
WEX, Inc. *	13,100	1,237,819
Workday, Inc., Class A *	34,300	2,571,814
Xerox Corp.	293,045	2,813,232
Yahoo! Inc. *	274,179	10,034,951
		756,077,565
Technology Hardware & Equipment 4.8%
Amphenol Corp., Class A	92,240	5,149,759
Apple, Inc.	1,730,874	162,252,129
Arista Networks, Inc. *	10,800	719,496
ARRIS International plc *	55,100	1,254,627
Arrow Electronics, Inc. *	28,800	1,788,480
Avnet, Inc.	42,546	1,749,492
Brocade Communications Systems, Inc.	127,300	1,223,353
CDW Corp.	42,900	1,651,650
Cisco Systems, Inc.	1,571,015	43,187,202
Cognex Corp.	26,700	948,651
CommScope Holding Co., Inc. *	37,600	1,143,416
Corning, Inc.	345,763	6,455,395
EMC Corp.	610,124	15,930,338
F5 Networks, Inc. *	23,200	2,430,200
FEI Co.	12,500	1,112,750
FLIR Systems, Inc.	38,200	1,154,022
Harris Corp.	38,807	3,104,948
Hewlett Packard Enterprise Co.	538,668	8,974,209
HP, Inc.	541,668	6,646,266
Ingram Micro, Inc., Class A	43,351	1,515,117
IPG Photonics Corp. *	12,900	1,118,043
Jabil Circuit, Inc.	62,300	1,081,528
Juniper Networks, Inc.	110,994	2,597,260
Keysight Technologies, Inc. *	54,100	1,410,928
Motorola Solutions, Inc.	49,912	3,752,883
Security	Number of Shares	Value ($)
National Instruments Corp.	31,200	860,184
NCR Corp. *	38,744	1,127,063
NetApp, Inc.	88,200	2,085,048
NetScout Systems, Inc. *	30,300	674,478
Palo Alto Networks, Inc. *	22,300	3,364,401
SanDisk Corp.	64,858	4,872,782
Seagate Technology plc	92,137	2,005,823
SYNNEX Corp.	9,300	767,901
TE Connectivity Ltd.	119,000	7,078,120
Trimble Navigation Ltd. *	84,000	2,011,800
VeriFone Systems, Inc. *	35,800	1,018,868
ViaSat, Inc. *	13,600	1,043,120
Western Digital Corp.	71,412	2,918,251
Zebra Technologies Corp., Class A *	16,700	1,044,752
		309,224,733
Telecommunication Services 2.5%
AT&T, Inc.	1,921,041	74,574,812
CenturyLink, Inc.	168,111	5,203,035
Frontier Communications Corp.	338,406	1,881,537
Level 3 Communications, Inc. *	91,920	4,803,739
SBA Communications Corp., Class A *	38,300	3,946,432
Sprint Corp. *(b)	178,164	611,103
T-Mobile US, Inc. *	90,900	3,570,552
Verizon Communications, Inc.	1,272,057	64,798,584
Zayo Group Holdings, Inc. *	12,900	334,884
		159,724,678
Transportation 2.1%
Alaska Air Group, Inc.	38,800	2,732,684
Allegiant Travel Co.	4,100	658,337
AMERCO	2,000	704,000
American Airlines Group, Inc.	191,900	6,657,011
Avis Budget Group, Inc. *	34,800	873,480
C.H. Robinson Worldwide, Inc.	43,348	3,076,408
CSX Corp.	294,626	8,034,451
Delta Air Lines, Inc.	244,400	10,184,148
Expeditors International of Washington, Inc.	59,698	2,961,618
FedEx Corp.	79,528	13,130,868
Genesee & Wyoming, Inc., Class A *	19,900	1,295,689
Hertz Global Holdings, Inc. *	125,000	1,157,500
JB Hunt Transport Services, Inc.	26,491	2,195,574
JetBlue Airways Corp. *	99,400	1,967,126
Kansas City Southern	33,100	3,136,225
Kirby Corp. *	18,900	1,206,198
Macquarie Infrastructure Corp.	23,100	1,626,009
Norfolk Southern Corp.	93,086	8,387,979
Old Dominion Freight Line, Inc. *	19,400	1,281,370
Ryder System, Inc.	16,964	1,169,159
Southwest Airlines Co.	201,388	8,983,919
Spirit Airlines, Inc. *	23,400	1,027,962
Union Pacific Corp.	263,024	22,943,584
United Continental Holdings, Inc. *	114,782	5,258,163
United Parcel Service, Inc., Class B	216,935	22,793,360
		133,442,822

See financial notes    15

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 3.5%
AES Corp.	196,502	2,192,962
AGL Resources, Inc.	38,087	2,508,410
Alliant Energy Corp.	37,400	2,637,448
Ameren Corp.	78,585	3,772,080
American Electric Power Co., Inc.	153,071	9,720,009
American Water Works Co., Inc.	54,500	3,965,420
Aqua America, Inc.	58,917	1,865,312
Atmos Energy Corp.	30,718	2,228,591
Calpine Corp. *	92,500	1,459,650
CenterPoint Energy, Inc.	133,911	2,872,391
CMS Energy Corp.	85,733	3,487,619
Consolidated Edison, Inc.	89,906	6,706,988
Dominion Resources, Inc.	188,608	13,479,814
DTE Energy Co.	55,897	4,983,777
Duke Energy Corp.	213,295	16,803,380
Edison International	99,454	7,032,392
Entergy Corp.	57,362	4,312,475
Eversource Energy	101,312	5,718,049
Exelon Corp.	284,519	9,983,772
FirstEnergy Corp.	127,391	4,151,673
Great Plains Energy, Inc.	52,000	1,623,960
Hawaiian Electric Industries, Inc.	32,000	1,046,080
IDACORP, Inc.	19,800	1,440,054
ITC Holdings Corp.	44,800	1,974,336
MDU Resources Group, Inc.	64,217	1,288,193
National Fuel Gas Co.	28,047	1,556,609
New Jersey Resources Corp.	26,100	931,248
NextEra Energy, Inc.	142,308	16,732,575
NiSource, Inc.	95,880	2,177,435
NorthWestern Corp.	14,000	795,760
NRG Energy, Inc.	108,030	1,631,253
OGE Energy Corp.	66,760	1,975,428
ONE Gas, Inc.	16,000	935,520
PG&E Corp.	158,237	9,209,393
Piedmont Natural Gas Co., Inc.	25,300	1,512,940
Pinnacle West Capital Corp.	32,687	2,374,711
Portland General Electric Co.	27,200	1,080,384
PPL Corp.	211,761	7,970,684
Public Service Enterprise Group, Inc.	156,372	7,213,440
Questar Corp.	48,520	1,216,396
SCANA Corp.	44,531	3,058,834
Sempra Energy	73,678	7,614,621
Southwest Gas Corp.	14,200	921,722
Spire, Inc.	12,900	825,084
TECO Energy, Inc.	73,617	2,044,344
The Southern Co.	291,618	14,610,062
UGI Corp.	50,172	2,018,921
Vectren Corp.	22,800	1,113,780
WEC Energy Group, Inc.	96,477	5,615,926
Westar Energy, Inc.	48,700	2,513,407
WGL Holdings, Inc.	15,100	1,025,139
Xcel Energy, Inc.	160,409	6,421,172
		222,351,623
Total Common Stock
(Cost $2,037,125,229)		6,349,465,187

Security	Number of Shares	Value ($)
Other Investment Companies 0.8% of net assets
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (c)	23,740,682	23,740,682
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	24,104,199	24,104,199
Total Other Investment Companies
(Cost $47,844,881)		47,844,881

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,062,881,288 and the unrealized appreciation and depreciation were $4,388,381,454 and ($53,952,674), respectively, with a net unrealized appreciation of $4,334,428,780.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $23,395,197.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	280	28,827,400	1,115,377

16    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,981,827,802	2,510,738,263
0.0%	Rights	462,876	411,139
0.0%	Warrants	1,724	1,815
4.4%	Other Investment Company	109,377,623	109,377,623
0.2%	Short-Term Investment	5,599,652	5,599,652
104.4%	Total Investments	2,097,269,677	2,626,128,492
(4.4%)	Other Assets and Liabilities, Net		(110,097,791)
100.0%	Net Assets		2,516,030,701

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	114,100	1,769,691
Cooper Tire & Rubber Co.	90,099	3,112,020
Cooper-Standard Holding, Inc. *	20,200	1,557,622
Dana Holding Corp.	235,129	3,040,218
Dorman Products, Inc. *	40,500	2,178,495
Drew Industries, Inc.	37,000	2,398,710
Federal-Mogul Holdings Corp. *	44,553	411,670
Fox Factory Holding Corp. *	13,900	240,609
Gentherm, Inc. *	55,300	2,031,722
Horizon Global Corp. *	26,800	328,836
Metaldyne Performance Group, Inc.	19,300	307,449
Modine Manufacturing Co. *	73,100	790,211
Motorcar Parts of America, Inc. *	26,200	840,234
Standard Motor Products, Inc.	32,000	1,136,320
Stoneridge, Inc. *	42,600	607,476
Strattec Security Corp.	5,100	269,790
Superior Industries International, Inc.	37,500	979,500
Tenneco, Inc. *	88,228	4,702,552
Tower International, Inc.	30,200	693,090
Winnebago Industries, Inc.	43,600	943,504
		28,339,719
Security	Number of Shares	Value ($)
Banks 11.5%
1st Source Corp.	26,203	902,431
Access National Corp.	8,038	158,027
Allegiance Bancshares, Inc. *	6,000	126,300
American National Bankshares, Inc.	10,700	286,011
Ameris Bancorp	45,500	1,428,700
Ames National Corp.	15,500	399,745
Anchor BanCorp Wisconsin, Inc. *	12,400	593,464
Arrow Financial Corp.	19,218	541,179
Astoria Financial Corp.	138,600	2,084,544
Banc of California, Inc.	61,400	1,249,490
BancFirst Corp.	12,316	768,149
Banco Latinoamericano de Comercio Exterior, S.A., Class E	43,857	1,134,142
BancorpSouth, Inc.	149,700	3,516,453
Bank Mutual Corp.	71,800	580,144
Bank of Marin Bancorp	9,100	446,082
Bank of the Ozarks, Inc.	121,359	5,012,127
BankFinancial Corp.	28,200	348,552
Banner Corp.	31,757	1,358,565
Bar Harbor Bankshares	8,070	280,029
BBCN Bancorp, Inc.	122,500	1,913,450
Bear State Financial, Inc. (b)	18,000	177,120
Beneficial Bancorp, Inc. *	124,611	1,730,847
Berkshire Hills Bancorp, Inc.	48,100	1,305,434
Blue Hills Bancorp, Inc.	43,900	640,062
BNC Bancorp	46,587	1,041,685
BofI Holding, Inc. *	95,880	1,953,076
Boston Private Financial Holdings, Inc.	127,100	1,553,162
Bridge Bancorp, Inc.	21,000	639,240
Brookline Bancorp, Inc.	105,522	1,200,840
Bryn Mawr Bank Corp.	27,200	773,024
BSB Bancorp, Inc. *	8,867	210,769
C1 Financial, Inc. *	6,700	164,351
Camden National Corp.	10,300	448,153
Capital Bank Financial Corp., Class A	32,100	970,383
Capital City Bank Group, Inc.	15,300	226,746
Capitol Federal Financial, Inc.	211,257	2,807,606
Cardinal Financial Corp.	48,200	1,066,666
Cascade Bancorp *	55,003	332,768
Cathay General Bancorp	115,726	3,531,958
CenterState Banks, Inc.	70,500	1,148,445
Central Pacific Financial Corp.	37,400	872,916
Century Bancorp, Inc., Class A	4,700	199,750
Charter Financial Corp.	24,859	311,483
Chemical Financial Corp.	50,631	1,947,268
Citizens & Northern Corp.	20,300	409,857
City Holding Co.	24,800	1,218,176
Clifton Bancorp, Inc.	38,861	578,252
CNB Financial Corp.	20,700	370,323
CoBiz Financial, Inc.	60,600	733,866
Columbia Banking System, Inc.	84,200	2,483,058
Community Bank System, Inc.	63,822	2,525,437
Community Trust Bancorp, Inc.	25,180	903,207
CommunityOne Bancorp *	23,300	307,560
ConnectOne Bancorp, Inc.	46,340	797,511
CU Bancorp *	25,400	585,216

See financial notes    17

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Customers Bancorp, Inc. *	41,850	1,087,263
CVB Financial Corp.	162,619	2,793,794
Dime Community Bancshares, Inc.	50,600	916,366
Eagle Bancorp, Inc. *	45,780	2,321,046
Enterprise Bancorp, Inc.	13,914	335,745
Enterprise Financial Services Corp.	32,400	886,788
Equity Bancshares, Inc., Class A *	5,500	115,335
Essent Group Ltd. *	84,600	1,727,532
EverBank Financial Corp.	145,700	2,197,156
F.N.B. Corp.	306,526	4,052,274
Farmers Capital Bank Corp.	13,815	388,340
FCB Financial Holdings, Inc., Class A *	43,569	1,522,737
Federal Agricultural Mortgage Corp., Class C	15,800	642,744
Fidelity Southern Corp.	28,448	459,720
Financial Institutions, Inc.	22,900	641,200
First Bancorp (North Carolina)	31,600	644,640
First BanCorp (Puerto Rico) *	187,700	732,030
First Bancorp, Inc.	18,296	363,176
First Busey Corp.	34,700	709,268
First Business Financial Services, Inc.	11,600	293,596
First Citizens BancShares, Inc., Class A	12,041	3,070,455
First Commonwealth Financial Corp.	144,929	1,330,448
First Community Bancshares, Inc.	24,600	511,926
First Connecticut Bancorp, Inc.	23,900	411,797
First Defiance Financial Corp.	12,700	502,666
First Financial Bancorp	98,289	1,916,636
First Financial Bankshares, Inc. (b)	98,762	3,197,914
First Financial Corp.	17,700	627,111
First Interstate BancSystem, Inc., Class A	28,833	781,374
First Merchants Corp.	60,900	1,562,085
First Midwest Bancorp, Inc.	121,763	2,250,180
First NBC Bank Holding Co. *	21,900	476,106
FirstMerit Corp.	258,432	5,726,853
Flagstar Bancorp, Inc. *	33,700	797,679
Flushing Financial Corp.	47,500	947,625
Fox Chase Bancorp, Inc.	19,500	384,345
Franklin Financial Network, Inc. *	8,564	259,832
Fulton Financial Corp.	266,649	3,730,420
German American Bancorp, Inc.	20,700	667,161
Glacier Bancorp, Inc.	107,311	2,778,282
Great Southern Bancorp, Inc.	16,300	617,118
Great Western Bancorp, Inc.	64,217	2,024,120
Green Bancorp, Inc. *	29,200	238,272
Guaranty Bancorp	20,920	343,506
Hampton Roads Bankshares, Inc. *	74,100	130,416
Hancock Holding Co.	118,626	3,080,717
Hanmi Financial Corp.	51,600	1,192,992
Heartland Financial USA, Inc.	28,000	938,280
Heritage Commerce Corp.	39,500	412,380
Heritage Financial Corp.	45,545	840,305
Heritage Oaks Bancorp	27,600	230,460
Hilltop Holdings, Inc. *	114,813	2,280,186
Hingham Institution for Savings	2,496	319,463
Home BancShares, Inc.	84,580	3,636,094
Security	Number of Shares	Value ($)
HomeStreet, Inc. *	34,122	735,329
HomeTrust Bancshares, Inc. *	29,400	545,370
Horizon Bancorp	19,900	485,560
IBERIABANK Corp.	58,675	3,461,238
Impac Mortgage Holdings, Inc. *(b)	12,642	179,516
Independent Bank Corp., Massachusetts	39,800	1,871,794
Independent Bank Corp., Michigan	33,600	509,040
Independent Bank Group, Inc.	13,400	490,440
International Bancshares Corp.	82,360	2,157,008
Investors Bancorp, Inc.	500,352	5,779,066
Kearny Financial Corp.	144,832	1,827,780
Lakeland Bancorp, Inc.	53,497	593,282
Lakeland Financial Corp.	26,000	1,229,540
LegacyTexas Financial Group, Inc.	71,900	1,773,054
LendingTree, Inc. *(b)	10,000	894,700
Live Oak Bancshares, Inc.	9,100	143,234
MainSource Financial Group, Inc.	33,544	732,936
MB Financial, Inc.	108,187	3,760,580
Mercantile Bank Corp.	25,300	610,236
Merchants Bancshares, Inc.	9,946	302,756
Meridian Bancorp, Inc.	83,844	1,225,799
Meta Financial Group, Inc.	11,200	555,744
MGIC Investment Corp. *	516,445	3,733,897
MidWestOne Financial Group, Inc.	11,300	320,468
National Bank Holdings Corp., Class A	47,100	941,529
National Bankshares, Inc. (b)	9,300	334,707
National Commerce Corp. *	10,932	261,603
Nationstar Mortgage Holdings, Inc. *(b)	55,197	639,733
NBT Bancorp, Inc.	66,723	1,890,930
NMI Holdings, Inc., Class A *	74,100	466,089
Northfield Bancorp, Inc.	72,186	1,144,870
Northwest Bancshares, Inc.	139,109	1,950,308
OceanFirst Financial Corp.	19,600	381,808
Ocwen Financial Corp. *	157,909	356,874
OFG Bancorp	64,500	569,535
Old National Bancorp	182,683	2,447,952
Old Second Bancorp, Inc.	41,624	298,028
Opus Bank	15,142	546,929
Oritani Financial Corp.	67,950	1,177,574
Pacific Continental Corp.	32,400	539,784
Pacific Premier Bancorp, Inc. *	39,200	911,792
Park National Corp.	20,653	1,895,945
Park Sterling Corp.	71,600	522,680
Peapack-Gladstone Financial Corp.	22,400	428,736
Penns Woods Bancorp, Inc.	7,100	295,502
PennyMac Financial Services, Inc., Class A *	18,200	231,868
People's Utah Bancorp	6,800	111,792
Peoples Bancorp, Inc.	28,000	601,720
Peoples Financial Services Corp. (b)	11,100	437,562
PHH Corp. *	74,363	954,077
Pinnacle Financial Partners, Inc.	53,032	2,607,583
Preferred Bank	19,800	628,848
PrivateBancorp, Inc.	117,976	4,908,981
Prosperity Bancshares, Inc.	105,795	5,582,802
Provident Financial Services, Inc.	102,451	2,046,971
QCR Holdings, Inc.	17,862	460,304

18    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Radian Group, Inc.	288,040	3,684,032
Renasant Corp.	57,366	1,969,948
Republic Bancorp, Inc., Class A	16,100	439,691
S&T Bancorp, Inc.	52,581	1,349,754
Sandy Spring Bancorp, Inc.	37,500	1,072,125
Seacoast Banking Corp. of Florida *	35,220	571,268
ServisFirst Bancshares, Inc. (b)	33,640	1,657,779
Sierra Bancorp	15,900	279,999
Simmons First National Corp., Class A	46,784	2,184,813
South State Corp.	37,563	2,628,659
Southside Bancshares, Inc.	37,432	1,093,389
Southwest Bancorp, Inc.	32,600	523,230
State Bank Financial Corp.	56,700	1,183,896
Sterling Bancorp	172,805	2,823,634
Stock Yards Bancorp, Inc.	23,620	955,193
Stonegate Bank	18,600	585,900
Stonegate Mortgage Corp. *	21,000	121,170
Suffolk Bancorp	19,300	463,007
Sun Bancorp, Inc. *	17,780	382,092
Talmer Bancorp, Inc., Class A	75,499	1,464,681
Territorial Bancorp, Inc.	12,200	320,006
Texas Capital Bancshares, Inc. *	69,200	3,170,744
The Bancorp, Inc. *	52,100	295,407
The First of Long Island Corp.	19,500	596,895
Tompkins Financial Corp.	23,042	1,505,564
Towne Bank	70,799	1,486,779
TriCo Bancshares	34,700	934,124
TriState Capital Holdings, Inc. *	32,400	432,864
Triumph Bancorp, Inc. *	22,100	351,169
TrustCo Bank Corp.	147,155	943,264
Trustmark Corp.	105,477	2,585,241
UMB Financial Corp.	58,600	3,266,950
Umpqua Holdings Corp.	337,388	5,340,852
Union Bankshares Corp.	69,268	1,829,368
United Bankshares, Inc.	105,048	4,064,307
United Community Banks, Inc.	71,200	1,433,256
United Community Financial Corp.	71,100	422,334
United Financial Bancorp, Inc.	79,107	1,026,809
Univest Corp. of Pennsylvania	31,400	619,836
Valley National Bancorp	350,570	3,316,392
Walker & Dunlop, Inc. *	42,145	929,297
Walter Investment Management Corp. *(b)	57,403	416,172
Washington Federal, Inc.	147,601	3,585,228
Washington Trust Bancorp, Inc.	24,100	882,783
Waterstone Financial, Inc.	45,557	638,709
Webster Financial Corp.	138,927	5,090,285
WesBanco, Inc.	61,458	1,974,646
West Bancorp, Inc.	20,800	387,920
Westamerica Bancorp (b)	38,600	1,880,592
Western Alliance Bancorp *	127,724	4,672,144
Wilshire Bancorp, Inc.	92,600	997,302
Wintrust Financial Corp.	73,666	3,832,105
WSFS Financial Corp.	46,100	1,573,854
Yadkin Financial Corp.	68,212	1,706,664
		288,777,658
Security	Number of Shares	Value ($)
Capital Goods 7.8%
AAON, Inc.	61,487	1,630,635
AAR Corp.	56,620	1,361,145
Accuride Corp. *	65,000	105,300
Actuant Corp., Class A	91,423	2,441,908
Advanced Drainage Systems, Inc. (b)	53,315	1,232,643
Aegion Corp. *	54,400	1,154,912
Aerojet Rocketdyne Holdings, Inc. *	99,400	1,801,128
Aerovironment, Inc. *	30,400	877,952
Aircastle Ltd.	94,800	2,057,160
Alamo Group, Inc.	15,800	891,752
Albany International Corp., Class A	42,900	1,728,441
Allied Motion Technologies, Inc.	7,974	171,840
Altra Industrial Motion Corp.	35,600	1,021,720
Ameresco, Inc., Class A *	27,700	123,819
American Railcar Industries, Inc. (b)	14,631	600,017
American Science & Engineering, Inc.	12,200	349,530
American Woodmark Corp. *	20,600	1,500,504
Apogee Enterprises, Inc.	46,500	1,926,960
Applied Industrial Technologies, Inc.	62,010	2,841,918
Argan, Inc.	19,900	680,182
Astec Industries, Inc.	30,895	1,495,318
Astronics Corp. *	34,992	1,292,954
AZZ, Inc.	38,900	2,136,388
Barnes Group, Inc.	83,540	2,714,215
Beacon Roofing Supply, Inc. *	76,282	3,259,530
Blue Bird Corp. *(b)	7,000	75,670
BMC Stock Holdings, Inc. *	58,600	1,028,430
Briggs & Stratton Corp.	69,593	1,473,284
Builders FirstSource, Inc. *	81,700	906,053
CAI International, Inc. *	24,500	250,390
Chart Industries, Inc. *	45,102	1,160,925
CIRCOR International, Inc.	26,300	1,484,635
CLARCOR, Inc.	72,765	4,276,399
Columbus McKinnon Corp.	30,600	505,206
Comfort Systems USA, Inc.	57,000	1,680,930
Commercial Vehicle Group, Inc. *	44,170	113,517
Continental Building Products, Inc. *	48,944	959,792
Cubic Corp.	33,215	1,380,748
Curtiss-Wright Corp.	69,840	5,348,347
DigitalGlobe, Inc. *	99,427	2,203,302
Douglas Dynamics, Inc.	31,800	728,538
Ducommun, Inc. *	15,100	240,241
DXP Enterprises, Inc. *	18,300	399,855
Dycom Industries, Inc. *	53,557	3,781,124
EMCOR Group, Inc.	92,297	4,474,559
Encore Wire Corp.	32,995	1,262,059
EnerSys	67,874	3,961,805
Engility Holdings, Inc. *	28,234	555,363
Enphase Energy, Inc. *(b)	52,097	130,763
EnPro Industries, Inc.	34,800	2,038,584
ESCO Technologies, Inc.	41,169	1,584,183
Esterline Technologies Corp. *	44,842	3,078,852
Federal Signal Corp.	94,400	1,292,336

See financial notes    19

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Franklin Electric Co., Inc.	71,836	2,269,299
FreightCar America, Inc.	17,700	303,555
FuelCell Energy, Inc. *(b)	29,083	173,335
Generac Holdings, Inc. *	105,725	4,030,237
General Cable Corp.	81,576	1,275,849
Gibraltar Industries, Inc. *	46,000	1,216,700
Global Brass & Copper Holdings, Inc.	31,300	848,230
Graham Corp.	15,200	281,352
Granite Construction, Inc.	59,300	2,644,187
Great Lakes Dredge & Dock Corp. *	85,200	389,364
Griffon Corp.	48,800	771,528
H&E Equipment Services, Inc.	46,100	932,603
Harsco Corp.	118,500	840,165
HC2 Holdings, Inc. *(b)	56,421	217,785
HEICO Corp.	25,905	1,588,236
HEICO Corp., Class A	62,197	3,183,242
Hillenbrand, Inc.	97,400	2,952,194
Hurco Cos., Inc.	8,600	278,468
Hyster-Yale Materials Handling, Inc.	15,554	952,683
Insteel Industries, Inc.	28,500	826,215
John Bean Technologies Corp.	45,033	2,348,021
Kadant, Inc.	16,500	781,275
Kaman Corp.	37,055	1,559,645
KLX, Inc. *	79,794	2,690,654
Kratos Defense & Security Solutions, Inc. *	62,600	332,406
L.B. Foster Co., Class A	14,500	285,360
Lawson Products, Inc. *	8,000	156,720
Lindsay Corp. (b)	15,866	1,213,114
LSI Industries, Inc.	34,500	436,425
Lydall, Inc. *	26,600	978,614
Masonite International Corp. *	44,500	3,010,870
MasTec, Inc. *	99,973	2,265,388
Mercury Systems, Inc. *	54,201	1,139,305
Meritor, Inc. *	141,038	1,198,823
Milacron Holdings Corp. *(b)	24,000	411,120
Miller Industries, Inc.	15,800	335,908
Moog, Inc., Class A *	57,757	2,822,007
MRC Global, Inc. *	158,578	2,216,920
Mueller Industries, Inc.	86,669	2,735,274
Mueller Water Products, Inc., Class A	255,200	2,743,400
MYR Group, Inc. *	33,000	841,830
National Presto Industries, Inc.	7,100	619,049
Navistar International Corp. *(b)	81,807	1,234,468
NCI Building Systems, Inc. *	41,200	607,288
Neff Corp., Class A *	22,700	194,085
NN, Inc.	39,117	588,320
Nortek, Inc. *	14,128	666,276
Northwest Pipe Co. *	15,513	167,385
NV5 Global, Inc. *	8,500	211,055
Omega Flex, Inc.	5,672	186,836
Orion Marine Group, Inc. *	36,200	211,408
Patrick Industries, Inc. *	20,600	944,510
PGT, Inc. *	76,600	802,002
Plug Power, Inc. *(b)	243,700	502,022
Ply Gem Holdings, Inc. *	32,400	474,660
Powell Industries, Inc.	13,000	404,560
Security	Number of Shares	Value ($)
Power Solutions International, Inc. *(b)	6,600	85,470
PowerSecure International, Inc. *	31,100	582,192
Preformed Line Products Co.	3,300	138,501
Primoris Services Corp.	62,900	1,471,231
Proto Labs, Inc. *	35,300	2,111,999
Quanex Building Products Corp.	53,204	1,002,363
Raven Industries, Inc.	63,000	1,013,670
RBC Bearings, Inc. *	36,800	2,697,440
Rexnord Corp. *	151,650	3,305,970
Rush Enterprises, Inc., Class A *	51,887	1,021,655
Simpson Manufacturing Co., Inc.	64,094	2,409,934
Sparton Corp. *	14,600	313,316
Standex International Corp.	19,900	1,526,131
Sun Hydraulics Corp.	32,050	1,133,929
Sunrun, Inc. *(b)	30,400	239,552
TAL International Group, Inc. *	50,300	860,130
TASER International, Inc. *	82,500	1,506,450
Teledyne Technologies, Inc. *	54,026	5,021,717
Tennant Co.	28,576	1,526,244
Textainer Group Holdings Ltd. (b)	36,731	566,759
The ExOne Co. *	14,600	193,012
The Gorman-Rupp Co.	29,031	821,287
The Greenbrier Cos., Inc. (b)	40,601	1,217,624
The KEYW Holding Corp. *	46,700	321,763
Thermon Group Holdings, Inc. *	46,800	877,032
Titan International, Inc.	64,600	428,298
Titan Machinery, Inc. *	23,200	301,600
Trex Co., Inc. *	45,578	2,162,676
TriMas Corp. *	73,700	1,333,970
Tutor Perini Corp. *	55,030	870,575
Twin Disc, Inc.	11,300	149,725
Univar, Inc. *	61,700	1,073,580
Universal Forest Products, Inc.	30,562	2,342,577
Vectrus, Inc. *	13,547	292,073
Veritiv Corp. *	13,476	552,786
Vicor Corp. *	26,200	251,258
Wabash National Corp. *	110,200	1,570,350
Watts Water Technologies, Inc., Class A	42,811	2,391,851
Woodward, Inc.	95,358	5,169,357
Xerium Technologies, Inc. *	15,600	82,524
		197,004,562
Commercial & Professional Supplies 3.6%
ABM Industries, Inc.	86,509	2,782,995
Acacia Research Corp.	72,500	349,450
ACCO Brands Corp. *	170,185	1,623,565
ARC Document Solutions, Inc. *	64,500	265,740
Barrett Business Services, Inc.	10,200	316,302
Brady Corp., Class A	73,029	1,934,538
Casella Waste Systems, Inc., Class A *	57,800	413,848
CBIZ, Inc. *	76,500	778,770
CDI Corp.	19,400	138,710
CEB, Inc.	48,953	3,019,911
CECO Environmental Corp.	50,352	332,323
Civeo Corp. *	137,900	209,608
CRA International, Inc. *	14,500	314,650
Deluxe Corp.	73,272	4,600,016
Ennis, Inc.	38,200	746,428

20    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Essendant, Inc.	57,734	1,777,630
Exponent, Inc.	40,800	2,033,472
Franklin Covey Co. *	17,900	294,813
FTI Consulting, Inc. *	64,200	2,587,260
G&K Services, Inc., Class A	27,430	1,937,930
GP Strategies Corp. *	20,376	475,576
Healthcare Services Group, Inc.	108,952	4,123,833
Heidrick & Struggles International, Inc.	29,800	587,954
Heritage-Crystal Clean, Inc. *	16,900	175,760
Herman Miller, Inc.	93,600	2,823,912
Hill International, Inc. *	75,500	320,120
HNI Corp.	69,189	3,024,943
Huron Consulting Group, Inc. *	35,052	1,949,242
ICF International, Inc. *	31,800	1,251,966
InnerWorkings, Inc. *	27,700	226,309
Insperity, Inc.	24,626	1,299,514
Interface, Inc.	104,500	1,778,590
Kelly Services, Inc., Class A	47,323	888,253
Kforce, Inc.	39,800	756,598
Kimball International, Inc., Class B	58,299	678,600
Knoll, Inc.	73,803	1,723,300
Korn/Ferry International	78,161	2,121,290
Matthews International Corp., Class A	50,559	2,661,426
McGrath RentCorp	38,235	932,169
Mistras Group, Inc. *	26,414	643,709
Mobile Mini, Inc.	67,768	2,185,518
MSA Safety, Inc.	44,989	2,163,521
Multi-Color Corp.	20,400	1,220,532
Navigant Consulting, Inc. *	61,348	979,114
NL Industries, Inc. *	8,900	27,323
On Assignment, Inc. *	79,539	2,868,176
Pendrell Corp. *	230,900	118,890
Quad Graphics, Inc.	41,700	523,335
Resources Connection, Inc.	61,350	906,140
RPX Corp. *	62,800	695,824
SP Plus Corp. *	26,500	590,420
Steelcase, Inc., Class A	126,942	1,937,135
Team, Inc. *	46,613	1,339,191
Tetra Tech, Inc.	92,661	2,724,233
The Advisory Board Co. *	65,638	2,076,786
The Brink's Co.	76,400	2,585,376
TRC Cos., Inc. *	27,863	238,507
TriNet Group, Inc. *	66,046	1,097,685
TrueBlue, Inc. *	66,476	1,242,436
UniFirst Corp.	20,706	2,244,116
US Ecology, Inc.	34,000	1,531,020
Viad Corp.	30,396	904,281
Volt Information Sciences, Inc. *	9,482	71,210
VSE Corp.	7,400	459,096
WageWorks, Inc. *	54,600	2,940,756
West Corp.	80,258	1,719,929
		90,291,573
Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	18,800	312,644
Bassett Furniture Industries, Inc.	14,909	439,965
Beazer Homes USA, Inc. *	47,640	391,601
Black Diamond, Inc. *	36,700	155,975
CalAtlantic Group, Inc.	113,806	3,683,900
Security	Number of Shares	Value ($)
Callaway Golf Co.	122,269	1,141,992
Cavco Industries, Inc. *	13,000	1,139,970
Century Communities, Inc. *	20,152	347,420
Cherokee, Inc. *	10,804	168,975
Columbia Sportswear Co.	45,200	2,647,364
Crocs, Inc. *	124,800	1,042,080
CSS Industries, Inc.	13,400	374,664
Culp, Inc.	16,000	419,840
Deckers Outdoor Corp. *	51,571	2,981,319
Escalade, Inc.	14,500	172,985
Ethan Allen Interiors, Inc.	38,179	1,299,613
Flexsteel Industries, Inc.	10,100	412,989
G-III Apparel Group Ltd. *	59,910	2,710,927
Green Brick Partners, Inc. *	14,740	108,634
Helen of Troy Ltd. *	42,583	4,238,286
Hooker Furniture Corp.	18,434	457,163
Hovnanian Enterprises, Inc., Class A *(b)	161,300	269,371
Iconix Brand Group, Inc. *	70,800	600,384
Installed Building Products, Inc. *	30,971	823,209
iRobot Corp. *	47,745	1,784,708
JAKKS Pacific, Inc. *(b)	36,400	273,000
Johnson Outdoors, Inc., Class A	8,500	205,105
KB Home (b)	125,700	1,705,749
La-Z-Boy, Inc.	78,200	2,023,034
LGI Homes, Inc. *(b)	21,000	588,210
Libbey, Inc.	34,479	641,309
Lifetime Brands, Inc.	12,400	214,148
M.D.C. Holdings, Inc.	58,293	1,434,591
M/I Homes, Inc. *	41,000	824,100
Malibu Boats, Inc., Class A *	25,461	448,114
Marine Products Corp.	13,700	112,203
MCBC Holdings, Inc. *	15,200	203,984
Meritage Homes Corp. *	63,185	2,150,186
Movado Group, Inc.	23,100	651,651
NACCO Industries, Inc., Class A	5,477	325,991
Nautilus, Inc. *	50,200	885,528
Oxford Industries, Inc.	22,296	1,480,900
Performance Sports Group Ltd. *(b)	68,769	255,133
Perry Ellis International, Inc. *	16,800	320,040
Sequential Brands Group, Inc. *(b)	60,752	337,174
Skullcandy, Inc. *	36,100	123,101
Smith & Wesson Holding Corp. *	80,800	1,763,864
Steven Madden Ltd. *	85,576	2,996,016
Sturm, Ruger & Co., Inc.	29,200	1,869,676
Superior Uniform Group, Inc.	9,527	181,204
Taylor Morrison Home Corp., Class A *	50,000	720,000
The New Home Co., Inc. *	16,049	178,625
TRI Pointe Group, Inc. *	252,200	2,925,520
Tumi Holdings, Inc. *	83,300	2,222,444
Unifi, Inc. *	21,300	548,688
Universal Electronics, Inc. *	22,200	1,474,302
Vera Bradley, Inc. *	31,500	552,510
Vince Holding Corp. *(b)	22,014	136,047
WCI Communities, Inc. *	23,200	370,736
William Lyon Homes, Class A *	32,000	451,200
Wolverine World Wide, Inc.	157,147	2,977,936
ZAGG, Inc. *	39,621	317,364
		63,015,361

See financial notes    21

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 4.4%
2U, Inc. *	41,458	1,162,068
American Public Education, Inc. *	25,200	583,632
Apollo Education Group, Inc. *	145,126	1,131,983
Ascent Capital Group, Inc., Class A *	19,700	296,879
Belmond Ltd., Class A *	145,600	1,333,696
Biglari Holdings, Inc. *	2,710	1,013,377
BJ's Restaurants, Inc. *	33,000	1,471,800
Bloomin' Brands, Inc.	169,513	3,169,893
Bob Evans Farms, Inc.	33,546	1,527,685
Bojangles', Inc. *	9,950	175,419
Boyd Gaming Corp. *	123,500	2,302,040
Bravo Brio Restaurant Group, Inc. *	28,900	212,993
Bridgepoint Education, Inc. *	21,200	202,248
Bright Horizons Family Solutions, Inc. *	56,521	3,708,908
Buffalo Wild Wings, Inc. *	29,279	3,913,431
Caesars Acquisition Co., Class A *	67,100	507,947
Caesars Entertainment Corp. *(b)	87,400	596,942
Cambium Learning Group, Inc. *	18,000	81,900
Capella Education Co.	18,500	1,023,235
Career Education Corp. *	87,800	468,852
Carriage Services, Inc.	21,800	532,574
Carrols Restaurant Group, Inc. *	51,700	719,147
Chegg, Inc. *(b)	125,300	568,862
Churchill Downs, Inc.	18,014	2,417,119
Chuy's Holdings, Inc. *	23,500	717,690
ClubCorp Holdings, Inc.	69,311	925,302
Collectors Universe, Inc.	10,100	175,639
Cracker Barrel Old Country Store, Inc. (b)	29,616	4,336,079
Dave & Buster's Entertainment, Inc. *	34,468	1,333,912
Del Frisco's Restaurant Group, Inc. *	34,700	552,771
Denny's Corp. *	132,500	1,310,425
DeVry Education Group, Inc.	101,084	1,753,807
Diamond Resorts International, Inc. *	55,098	1,168,629
DineEquity, Inc.	26,297	2,261,542
El Pollo Loco Holdings, Inc. *	18,900	249,291
Eldorado Resorts, Inc. *	38,509	504,853
Empire Resorts, Inc. *(b)	4,421	73,521
Fiesta Restaurant Group, Inc. *	42,500	1,364,675
Fogo De Chao, Inc. *(b)	4,700	78,443
Grand Canyon Education, Inc. *	72,675	3,178,078
Houghton Mifflin Harcourt Co. *	188,494	3,866,012
International Speedway Corp., Class A	43,500	1,456,815
Interval Leisure Group, Inc. (b)	155,600	2,197,072
Intrawest Resorts Holdings, Inc. *	31,900	275,616
Isle of Capri Casinos, Inc. *	37,100	552,790
J Alexander's Holdings, Inc. *	21,043	216,743
Jack in the Box, Inc.	51,508	3,479,365
Jamba, Inc. *(b)	20,260	263,177
K12, Inc. *	49,849	612,644
Kona Grill, Inc. *	17,119	228,025
Krispy Kreme Doughnuts, Inc. *	96,800	1,685,288
La Quinta Holdings, Inc. *	142,702	1,822,305
Security	Number of Shares	Value ($)
Liberty Tax, Inc.	11,700	139,815
LifeLock, Inc. *	150,167	1,747,944
Marriott Vacations Worldwide Corp.	35,885	2,247,836
Monarch Casino & Resort, Inc. *	17,800	338,200
Morgans Hotel Group Co. *	38,000	56,620
Noodles & Co. *(b)	15,900	177,285
Papa John's International, Inc.	44,411	2,513,218
Papa Murphy's Holdings, Inc. *	11,500	144,440
Penn National Gaming, Inc. *	126,000	2,032,380
Pinnacle Entertainment, Inc. *	89,247	985,287
Planet Fitness, Inc., Class A *(b)	28,200	433,152
Popeyes Louisiana Kitchen, Inc. *	35,700	1,919,232
Potbelly Corp. *	34,100	485,925
Red Robin Gourmet Burgers, Inc. *	21,700	1,407,462
Regis Corp. *	58,100	794,227
Ruby Tuesday, Inc. *	87,200	383,680
Ruth's Hospitality Group, Inc.	56,600	898,808
Scientific Games Corp., Class A *	77,100	764,832
SeaWorld Entertainment, Inc.	103,823	2,069,192
Shake Shack, Inc., Class A *(b)	3,100	113,212
Sonic Corp.	77,501	2,663,709
Sotheby's	84,600	2,304,504
Speedway Motorsports, Inc.	15,784	276,536
Strayer Education, Inc. *	16,400	814,096
Texas Roadhouse, Inc.	102,596	4,177,709
The Cheesecake Factory, Inc.	75,067	3,829,168
The Habit Restaurants, Inc., Class A *(b)	16,111	269,859
The Marcus Corp.	27,300	528,255
Universal Technical Institute, Inc.	43,900	173,405
Vail Resorts, Inc.	55,571	7,204,224
Weight Watchers International, Inc. *(b)	40,600	525,770
Wingstop, Inc. *	12,800	319,232
Zoe's Kitchen, Inc. *(b)	30,502	1,143,520
		109,645,873
Diversified Financials 2.1%
Arlington Asset Investment Corp., Class A	33,300	430,902
Ashford, Inc. *	2,160	98,280
Associated Capital Group, Inc., Class A *	9,700	295,559
BBX Capital Corp., Class A *	2,100	32,382
BGC Partners, Inc., Class A	278,000	2,524,240
Calamos Asset Management, Inc., Class A	24,400	201,056
Cash America International, Inc.	40,470	1,495,771
Cohen & Steers, Inc.	28,328	1,112,440
Cowen Group, Inc., Class A *	135,900	473,611
Diamond Hill Investment Group, Inc.	4,700	823,722
Encore Capital Group, Inc. *(b)	37,400	1,052,810
Enova International, Inc. *	44,836	395,005
Evercore Partners, Inc., Class A	54,200	2,798,888
EZCORP, Inc., Class A *	77,400	383,130
Fifth Street Asset Management, Inc.	15,700	56,049
Financial Engines, Inc.	78,900	2,541,369
First Cash Financial Services, Inc.	42,341	1,936,254

22    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
FNFV Group *	121,836	1,312,174
GAIN Capital Holdings, Inc.	50,700	347,295
GAMCO Investors, Inc., Class A	9,700	383,829
Green Dot Corp., Class A *	69,341	1,541,450
Greenhill & Co., Inc.	48,029	1,057,599
HFF, Inc., Class A	58,900	1,874,787
Houlihan Lokey, Inc.	20,100	506,721
INTL FCStone, Inc. *	25,100	685,230
Investment Technology Group, Inc.	50,565	987,029
Janus Capital Group, Inc.	228,253	3,332,494
KCG Holdings, Inc., Class A *	53,181	728,580
Ladenburg Thalmann Financial Services, Inc. *	142,600	382,168
MarketAxess Holdings, Inc.	57,122	7,012,297
Marlin Business Services Corp.	11,600	171,564
Medley Management, Inc., Class A (b)	14,400	94,176
Moelis & Co., Class A	25,024	703,425
Nelnet, Inc., Class A	36,500	1,529,715
NewStar Financial, Inc. *	36,500	351,130
OM Asset Management plc	34,200	458,964
On Deck Capital, Inc. *(b)	18,400	158,792
Oppenheimer Holdings, Inc., Class A	13,800	210,864
PICO Holdings, Inc. *	39,800	395,214
Piper Jaffray Cos. *	20,629	860,436
PRA Group, Inc. *	72,581	2,408,237
Pzena Investment Management, Inc., Class A	13,700	124,122
Regional Management Corp. *	15,700	259,364
Resource America, Inc., Class A	16,500	104,280
Safeguard Scientifics, Inc. *	36,500	503,700
Stifel Financial Corp. *	105,810	3,482,207
The JG Wentworth Co., Class A *	14,200	16,330
Tiptree Financial, Inc., Class A	55,800	308,574
Virtu Financial, Inc., Class A	31,071	647,830
Virtus Investment Partners, Inc.	10,500	821,310
Westwood Holdings Group, Inc.	11,500	661,825
WisdomTree Investments, Inc. (b)	174,900	1,904,661
World Acceptance Corp. *(b)	11,900	516,341
ZAIS Group Holdings, Inc. *	7,000	19,180
		53,515,362
Energy 2.9%
Abraxas Petroleum Corp. *	129,000	196,080
Adams Resources & Energy, Inc.	2,900	116,725
Alon USA Energy, Inc.	48,900	513,450
Approach Resources, Inc. *	57,800	169,354
Archrock, Inc.	107,428	1,058,166
Ardmore Shipping Corp.	26,500	247,775
Atwood Oceanics, Inc. (b)	101,121	976,829
Basic Energy Services, Inc. *(b)	59,800	191,360
Bill Barrett Corp. *	75,298	599,372
Bonanza Creek Energy, Inc. *(b)	71,032	275,604
Bristow Group, Inc.	56,862	1,303,277
C&J Energy Services Ltd. *	77,850	112,883
Callon Petroleum Co. *	189,100	1,987,441
CARBO Ceramics, Inc. (b)	29,300	435,105
Carrizo Oil & Gas, Inc. *	88,611	3,134,171
Clayton Williams Energy, Inc. *(b)	8,600	155,918
Clean Energy Fuels Corp. *(b)	99,438	284,393
Security	Number of Shares	Value ($)
Cloud Peak Energy, Inc. *	92,300	203,983
Contango Oil & Gas Co. *	25,520	321,042
Delek US Holdings, Inc.	89,187	1,417,181
DHT Holdings, Inc.	135,900	780,066
Dorian LPG Ltd. *	42,703	433,862
Earthstone Energy, Inc. *(b)	4,000	55,240
Eclipse Resources Corp. *(b)	68,600	166,698
Energy Fuels, Inc. *(b)	58,740	138,039
Era Group, Inc. *	28,700	273,511
Erin Energy Corp. *(b)	18,000	36,000
Evolution Petroleum Corp.	30,500	168,970
EXCO Resources, Inc. *(b)	222,774	338,616
Exterran Corp. *	53,714	821,824
Fairmount Santrol Holdings, Inc. *(b)	90,253	361,012
Forum Energy Technologies, Inc. *	87,755	1,469,019
Frontline Ltd. (b)	74,963	617,695
GasLog Ltd. (b)	61,800	791,658
Gastar Exploration, Inc. *	104,600	208,154
Gener8 Maritime, Inc. *	20,300	146,769
Geospace Technologies Corp. *	19,800	323,928
Green Plains, Inc.	62,000	1,122,200
Gulfmark Offshore, Inc., Class A *(b)	36,900	250,182
Halcon Resources Corp. *(b)	120,385	146,870
Hallador Energy Co. (b)	15,600	72,852
Helix Energy Solutions Group, Inc. *	161,307	1,392,079
Hornbeck Offshore Services, Inc. *	54,245	636,836
Independence Contract Drilling, Inc. *	18,200	72,436
ION Geophysical Corp. *	13,760	126,042
Isramco, Inc. *	1,400	130,438
Jones Energy, Inc., Class A *	39,239	188,347
Key Energy Services, Inc. *	192,700	101,919
Matador Resources Co. *	123,862	2,669,226
Matrix Service Co. *	39,700	747,948
McDermott International, Inc. *	355,885	1,615,718
Natural Gas Services Group, Inc. *	20,500	471,295
Navios Maritime Acquisition Corp.	120,600	232,758
Newpark Resources, Inc. *	126,710	591,736
Nordic American Offshore Ltd. *(b)	24,000	136,560
Nordic American Tankers Ltd. (b)	134,100	2,066,481
North Atlantic Drilling Ltd. *(b)	10,680	40,370
Northern Oil & Gas, Inc. *(b)	105,500	576,030
Oasis Petroleum, Inc. *	271,413	2,629,992
Oil States International, Inc. *	77,800	2,694,992
Pacific Ethanol, Inc. *	54,600	258,258
Panhandle Oil & Gas, Inc., Class A	24,200	457,138
Par Pacific Holdings, Inc. *	25,238	482,298
Parker Drilling Co. *	181,265	554,671
Parsley Energy, Inc., Class A *	175,034	4,099,296
PDC Energy, Inc. *	70,303	4,414,325
PHI, Inc. - Non Voting Shares *	19,572	438,804
Pioneer Energy Services Corp. *	91,500	284,565
Renewable Energy Group, Inc. *	64,600	627,912
REX American Resources Corp. *	8,500	462,145
Rex Energy Corp. *(b)	71,700	72,417
RigNet, Inc. *	16,900	288,990
Ring Energy, Inc. *	34,800	250,560
RSP Permian, Inc. *	101,949	3,120,659

See financial notes    23

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sanchez Energy Corp. *	75,253	676,524
Scorpio Tankers, Inc.	268,102	1,678,319
SEACOR Holdings, Inc. *	29,000	1,704,330
SemGroup Corp., Class A	67,465	2,068,477
Seventy Seven Energy, Inc. *	80,408	15,334
Ship Finance International Ltd. (b)	93,500	1,418,395
Stone Energy Corp. *	82,968	81,317
Synergy Resources Corp. *	181,312	1,309,073
Teekay Tankers Ltd., Class A	141,900	559,086
Tesco Corp.	59,700	564,762
TETRA Technologies, Inc. *	118,074	850,133
Tidewater, Inc. (b)	69,195	606,148
TransAtlantic Petroleum Ltd. *	33,200	36,188
Triangle Petroleum Corp. *	77,500	34,790
Ultra Petroleum Corp. *(b)	219,981	68,678
Unit Corp. *	80,078	1,013,787
Uranium Energy Corp. *(b)	220,947	179,144
US Silica Holdings, Inc.	96,700	2,470,685
W&T Offshore, Inc. *(b)	49,000	118,090
Western Refining, Inc.	108,142	2,893,880
Westmoreland Coal Co. *	26,052	185,751
		73,889,406
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	60,006	6,720,672
Fairway Group Holdings Corp. *(b)	42,300	9,120
Ingles Markets, Inc., Class A	15,431	556,596
Natural Grocers by Vitamin Cottage, Inc. *	12,600	168,336
Performance Food Group Co. *	26,900	696,172
PriceSmart, Inc.	29,500	2,552,930
Smart & Final Stores, Inc. *	37,600	598,592
SpartanNash, Co.	57,833	1,601,974
SUPERVALU, Inc. *	398,636	2,005,139
The Andersons, Inc.	43,223	1,448,403
The Chefs' Warehouse, Inc. *	28,300	545,341
United Natural Foods, Inc. *	76,082	2,713,845
Village Super Market, Inc., Class A	11,600	283,040
Weis Markets, Inc.	15,800	719,216
		20,619,376
Food, Beverage & Tobacco 2.3%
Alico, Inc.	4,700	135,877
Amplify Snack Brands, Inc. *	26,200	403,742
Arcadia Biosciences, Inc. *(b)	11,000	23,650
B&G Foods, Inc.	94,857	3,909,057
Cal-Maine Foods, Inc. (b)	47,616	2,416,988
Calavo Growers, Inc.	23,588	1,348,526
Castle Brands, Inc. *	71,331	63,720
Coca-Cola Bottling Co. Consolidated	7,500	1,195,275
Craft Brew Alliance, Inc. *	13,900	118,428
Darling Ingredients, Inc. *	248,500	3,600,765
Dean Foods Co.	143,200	2,467,336
Farmer Brothers Co. *	13,700	413,877
Fresh Del Monte Produce, Inc.	47,461	2,053,163
Freshpet, Inc. *	9,650	79,902
Inventure Foods, Inc. *	33,000	236,280
J&J Snack Foods Corp.	22,781	2,303,842
John B. Sanfilippo & Son, Inc.	13,100	724,823
Security	Number of Shares	Value ($)
Lancaster Colony Corp.	28,656	3,338,424
Landec Corp. *	44,654	502,357
Lifeway Foods, Inc. *	10,100	97,970
Limoneira Co. (b)	17,600	314,864
MGP Ingredients, Inc.	15,947	421,320
National Beverage Corp. *	18,601	869,411
Omega Protein Corp. *	33,400	620,906
Post Holdings, Inc. *	91,699	6,587,656
Sanderson Farms, Inc.	35,043	3,214,845
Seaboard Corp. *	420	1,261,260
Seneca Foods Corp., Class A *	12,400	404,116
Snyder's-Lance, Inc.	107,910	3,449,883
The Boston Beer Co., Inc., Class A *	14,200	2,216,336
Tootsie Roll Industries, Inc. (b)	29,253	1,042,577
TreeHouse Foods, Inc. *	84,952	7,509,757
Universal Corp.	34,724	1,894,194
Vector Group Ltd.	128,922	2,784,715
		58,025,842
Health Care Equipment & Services 7.1%
AAC Holdings, Inc. *(b)	11,800	242,962
Abaxis, Inc.	34,300	1,554,476
ABIOMED, Inc. *	63,900	6,207,246
Accuray, Inc. *	112,000	600,320
Aceto Corp.	46,000	1,031,780
Addus HomeCare Corp. *	12,500	231,250
Adeptus Health, Inc., Class A *(b)	9,400	640,328
Air Methods Corp. *	57,900	2,141,142
Alliance HealthCare Services, Inc. *	7,100	51,049
Almost Family, Inc. *	11,000	462,110
Amedisys, Inc. *	43,900	2,260,411
AMN Healthcare Services, Inc. *	71,400	2,535,414
Amsurg Corp. *	82,753	6,701,338
Analogic Corp.	19,654	1,552,469
AngioDynamics, Inc. *	41,100	503,475
Anika Therapeutics, Inc. *	21,900	999,954
Antares Pharma, Inc. *(b)	256,299	281,929
AtriCure, Inc. *	46,100	732,990
Atrion Corp.	2,300	913,790
BioScrip, Inc. *(b)	100,400	265,056
BioTelemetry, Inc. *	38,700	608,751
Cantel Medical Corp.	50,645	3,392,709
Capital Senior Living Corp. *	44,800	898,688
Cardiovascular Systems, Inc. *	45,900	641,682
Castlight Health, Inc., Class B *	45,673	164,423
Cerus Corp. *(b)	139,800	875,148
Chemed Corp.	26,398	3,425,932
Civitas Solutions, Inc. *	17,400	348,696
Computer Programs & Systems, Inc. (b)	17,500	898,275
ConforMIS, Inc. *(b)	13,700	169,743
CONMED Corp.	43,000	1,781,060
Connecture, Inc. *	13,900	32,109
Corindus Vascular Robotics, Inc. *(b)	25,000	26,250
CorVel Corp. *	14,500	655,400
Cross Country Healthcare, Inc. *	49,215	611,742
CryoLife, Inc.	37,400	463,760
Cutera, Inc. *	18,705	218,100

24    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cynosure, Inc., Class A *	34,944	1,710,159
Diplomat Pharmacy, Inc. *	56,288	1,704,964
EndoChoice Holdings, Inc. *	6,400	35,328
Endologix, Inc. *	112,737	1,263,782
Entellus Medical, Inc. *	9,800	142,492
Evolent Health, Inc., Class A *	27,400	329,074
Exactech, Inc. *	15,200	345,648
ExamWorks Group, Inc. *	65,413	2,358,139
Five Star Quality Care, Inc. *	56,200	137,128
Genesis Healthcare, Inc. *	48,100	121,212
GenMark Diagnostics, Inc. *	61,000	360,510
Glaukos Corp. *	13,500	254,340
Globus Medical, Inc., Class A *	103,900	2,601,656
Greatbatch, Inc. *	40,400	1,405,920
Haemonetics Corp. *	79,900	2,591,157
Halyard Health, Inc. *	73,793	2,078,011
HealthEquity, Inc. *	55,634	1,399,195
HealthSouth Corp.	140,200	5,812,692
HealthStream, Inc. *	36,800	832,416
Healthways, Inc. *	48,800	568,520
HeartWare International, Inc. *	25,000	834,000
HMS Holdings Corp. *	138,452	2,338,454
ICU Medical, Inc. *	21,300	2,115,942
Imprivata, Inc. *	15,800	191,496
Inogen, Inc. *	24,598	1,201,858
Insulet Corp. *	88,400	2,943,720
Integra LifeSciences Holdings Corp. *	40,148	2,843,281
Invacare Corp.	49,211	553,132
InVivo Therapeutics Holdings Corp. *(b)	37,498	224,988
Invuity, Inc. *	5,300	36,040
iRadimed Corp. *	4,000	65,480
K2M Group Holdings, Inc. *	24,900	404,874
Kindred Healthcare, Inc.	124,623	1,839,436
Landauer, Inc.	13,300	462,042
Lantheus Holdings, Inc. *	13,000	26,780
LDR Holding Corp. *	36,773	991,032
LeMaitre Vascular, Inc.	13,735	227,726
LHC Group, Inc. *	19,700	794,698
LivaNova plc *	66,375	3,499,954
Magellan Health, Inc. *	36,568	2,576,581
Masimo Corp. *	66,100	2,865,435
Medidata Solutions, Inc. *	85,200	3,717,276
Meridian Bioscience, Inc.	64,350	1,229,729
Merit Medical Systems, Inc. *	66,300	1,342,575
Molina Healthcare, Inc. *	59,943	3,102,650
National HealthCare Corp.	15,388	991,757
National Research Corp., Class A	12,500	179,875
Natus Medical, Inc. *	51,000	1,625,370
Neogen Corp. *	56,925	2,689,137
Nevro Corp. *	26,164	1,759,529
Nobilis Health Corp. *(b)	43,191	182,266
Novocure Ltd. *	13,900	179,310
NuVasive, Inc. *	70,900	3,753,446
Nuvectra Corp. *	13,466	113,182
NxStage Medical, Inc. *	99,200	1,599,104
Omnicell, Inc. *	57,200	1,822,392
OraSure Technologies, Inc. *	87,400	627,532
Orthofix International N.V. *	28,200	1,234,032
Owens & Minor, Inc.	97,200	3,537,108
Oxford Immunotec Global plc *	29,400	307,524
Security	Number of Shares	Value ($)
Penumbra, Inc. *	7,900	430,550
PharMerica Corp. *	47,100	1,113,444
Press Ganey Holdings, Inc. *	14,686	447,482
Quality Systems, Inc.	80,100	1,127,808
Quidel Corp. *	47,500	821,750
RadNet, Inc. *	48,000	242,400
Rockwell Medical, Inc. *(b)	78,700	727,975
RTI Surgical, Inc. *	75,200	300,048
SeaSpine Holdings Corp. *	12,215	182,248
Second Sight Medical Products, Inc. *(b)	16,421	77,671
Select Medical Holdings Corp. *	160,711	2,150,313
Sientra, Inc. *(b)	11,000	89,320
STAAR Surgical Co. *(b)	51,900	400,149
STERIS plc	127,127	8,984,065
Surgery Partners, Inc. *	26,200	426,798
Surgical Care Affiliates, Inc. *	33,737	1,631,184
SurModics, Inc. *	20,400	410,448
Tandem Diabetes Care, Inc. *	25,400	282,702
Team Health Holdings, Inc. *	109,758	4,591,177
Teladoc, Inc. *	11,300	137,295
The Ensign Group, Inc.	79,500	1,793,520
The Providence Service Corp. *	21,100	1,051,624
The Spectranetics Corp. *	63,236	1,075,012
TransEnterix, Inc. *(b)	53,100	79,650
Triple-S Management Corp., Class B *	38,900	1,012,956
U.S. Physical Therapy, Inc.	19,300	962,298
Unilife Corp. *(b)	221,152	121,612
Universal American Corp.	84,202	626,463
Utah Medical Products, Inc.	5,200	347,880
Vascular Solutions, Inc. *	27,136	948,403
Veracyte, Inc. *	23,200	134,560
Vocera Communications, Inc. *	37,100	434,812
WellCare Health Plans, Inc. *	66,506	5,984,875
West Pharmaceutical Services, Inc.	109,832	7,820,038
Wright Medical Group N.V. *	132,261	2,483,862
Zeltiq Aesthetics, Inc. *	51,000	1,524,900
		179,182,335
Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	66,600	1,084,914
Elizabeth Arden, Inc. *(b)	36,298	371,329
HRG Group, Inc. *	122,000	1,756,800
Inter Parfums, Inc.	25,400	777,748
Medifast, Inc.	17,579	554,266
Natural Health Trends Corp. (b)	12,400	448,756
Nature's Sunshine Products, Inc.	15,000	143,700
Nutraceutical International Corp. *	12,300	290,157
Oil-Dri Corp. of America	6,887	229,750
Orchids Paper Products Co.	15,900	487,653
Revlon, Inc., Class A *	18,602	677,671
Synutra International, Inc. *(b)	23,200	117,392
USANA Health Sciences, Inc. *	9,100	1,077,804
WD-40 Co.	22,300	2,281,290
		10,299,230

See financial notes    25

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 2.4%
Ambac Financial Group, Inc. *	66,900	1,085,787
American Equity Investment Life Holding Co.	125,864	1,762,096
AMERISAFE, Inc.	25,335	1,365,050
Argo Group International Holdings Ltd.	43,210	2,375,254
Atlas Financial Holdings, Inc. *	16,900	296,933
Baldwin & Lyons, Inc., Class B	13,000	317,720
Citizens, Inc. *(b)	80,500	656,075
CNO Financial Group, Inc.	289,168	5,312,016
Crawford & Co., Class B	44,000	296,560
Donegal Group, Inc., Class A	10,400	159,224
eHealth, Inc. *	23,600	264,084
EMC Insurance Group, Inc.	14,300	378,378
Employers Holdings, Inc.	49,800	1,479,060
Enstar Group Ltd. *	13,894	2,201,365
FBL Financial Group, Inc., Class A	13,968	844,645
Federated National Holding Co.	20,246	385,686
Fidelity & Guaranty Life (b)	13,400	354,296
First American Financial Corp.	160,800	5,792,016
Global Indemnity plc *	14,755	464,045
Greenlight Capital Re Ltd., Class A *	42,789	921,247
Hallmark Financial Services, Inc. *	21,200	239,348
HCI Group, Inc.	13,800	413,448
Heritage Insurance Holdings, Inc.	40,462	537,740
Horace Mann Educators Corp.	63,478	1,974,166
Independence Holding Co.	11,248	172,882
Infinity Property & Casualty Corp.	18,092	1,450,255
James River Group Holdings Ltd.	14,700	455,112
Kemper Corp.	68,514	2,121,193
Maiden Holdings Ltd.	76,900	940,487
MBIA, Inc. *	179,084	1,396,855
National General Holdings Corp.	58,800	1,187,172
National Interstate Corp.	12,498	384,813
National Western Life Group, Inc., Class A	3,494	757,150
OneBeacon Insurance Group Ltd., Class A	33,400	414,160
Patriot National, Inc. *(b)	15,800	131,456
Primerica, Inc.	74,800	3,707,088
RLI Corp.	63,120	3,924,802
Safety Insurance Group, Inc.	22,770	1,289,010
Selective Insurance Group, Inc.	88,414	3,068,850
State Auto Financial Corp.	24,726	507,130
State National Cos., Inc.	46,500	524,520
Stewart Information Services Corp.	34,100	1,187,362
The Navigators Group, Inc. *	16,470	1,360,587
Third Point Reinsurance Ltd. *	128,260	1,459,599
Trupanion, Inc. *(b)	31,800	396,546
United Fire Group, Inc.	32,300	1,447,686
United Insurance Holdings Corp.	24,400	397,964
Universal Insurance Holdings, Inc. (b)	48,122	847,428
		59,406,346
Security	Number of Shares	Value ($)
Materials 4.2%
A. Schulman, Inc.	45,609	1,272,035
AEP Industries, Inc.	5,800	357,454
AK Steel Holding Corp. *(b)	262,900	1,230,372
American Vanguard Corp. *	42,700	706,685
Axiall Corp.	108,121	2,546,250
Balchem Corp.	47,200	2,896,192
Berry Plastics Group, Inc. *	180,657	6,507,265
Boise Cascade Co. *	60,800	1,268,896
Calgon Carbon Corp.	79,785	1,307,676
Carpenter Technology Corp.	71,844	2,543,996
Century Aluminum Co. *	73,400	647,388
Chase Corp.	10,300	579,787
Chemtura Corp. *	105,785	2,946,112
Clearwater Paper Corp. *	27,200	1,624,928
Cliffs Natural Resources, Inc. *(b)	227,759	1,200,290
Coeur Mining, Inc. *	205,013	1,660,605
Commercial Metals Co.	175,700	3,148,544
Core Molding Technologies, Inc. *	11,000	129,030
Deltic Timber Corp.	16,721	1,045,062
Ferro Corp. *	109,000	1,388,660
Ferroglobe plc	108,500	1,105,615
Flotek Industries, Inc. *	78,900	745,605
FutureFuel Corp.	40,400	454,096
Greif, Inc., Class A	45,794	1,589,052
H.B. Fuller Co.	76,694	3,429,756
Handy & Harman Ltd. *	4,800	131,664
Hawkins, Inc.	15,500	606,515
Haynes International, Inc.	21,325	800,327
Headwaters, Inc. *	111,400	2,229,114
Hecla Mining Co.	559,040	2,409,462
Innophos Holdings, Inc.	30,300	1,119,888
Innospec, Inc.	37,900	1,832,844
Intrepid Potash, Inc. *	89,300	114,304
Kaiser Aluminum Corp.	26,243	2,488,624
KapStone Paper & Packaging Corp.	135,303	2,149,965
KMG Chemicals, Inc.	17,600	416,944
Koppers Holdings, Inc. *	30,900	776,517
Kraton Performance Polymers, Inc. *	46,235	1,049,997
Kronos Worldwide, Inc.	30,700	204,155
Louisiana-Pacific Corp. *	216,772	3,685,124
LSB Industries, Inc. *	28,000	368,480
Materion Corp.	31,829	922,723
Minerals Technologies, Inc.	53,222	3,187,998
Multi Packaging Solutions International Ltd. *	29,600	491,952
Myers Industries, Inc.	34,900	470,452
Neenah Paper, Inc.	23,953	1,559,101
Olin Corp.	254,848	5,553,138
Olympic Steel, Inc.	12,200	275,964
OMNOVA Solutions, Inc. *	65,700	469,755
P.H. Glatfelter Co.	69,400	1,591,342
PolyOne Corp.	136,876	4,924,798
Quaker Chemical Corp.	20,100	1,790,106
Rayonier Advanced Materials, Inc.	69,342	710,755
Real Industry, Inc. *	32,714	289,192
Rentech, Inc. *	44,190	153,339
Ryerson Holding Corp. *	14,000	124,320

26    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	37,800	779,436
Schweitzer-Mauduit International, Inc.	48,000	1,650,720
Senomyx, Inc. *	62,400	152,880
Sensient Technologies Corp.	68,414	4,600,841
Solazyme, Inc. *(b)	111,500	260,910
Stepan Co.	28,800	1,765,152
Stillwater Mining Co. *	182,900	2,231,380
Summit Materials, Inc., Class A *	46,681	975,633
SunCoke Energy, Inc.	96,800	719,224
TimkenSteel Corp.	63,644	810,825
Trecora Resources *	27,400	313,730
Tredegar Corp.	35,100	560,196
Trinseo S.A. *	19,600	838,684
Tronox Ltd., Class A	90,200	656,656
United States Lime & Minerals, Inc.	2,700	144,639
US Concrete, Inc. *	21,700	1,340,192
Valhi, Inc. (b)	25,000	49,250
Worthington Industries, Inc.	73,817	2,786,592
		105,867,150
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	31,500	887,670
Carmike Cinemas, Inc. *	37,900	1,136,621
Central European Media Enterprises Ltd., Class A *(b)	109,100	290,206
Crown Media Holdings, Inc., Class A *	46,700	236,769
Cumulus Media, Inc., Class A *	197,200	73,280
Daily Journal Corp. *	2,000	392,800
DreamWorks Animation SKG, Inc., Class A *	115,530	4,611,958
Entercom Communications Corp., Class A *	43,000	487,620
Entravision Communications Corp., Class A	98,600	783,870
Eros International plc *(b)	41,690	557,812
Global Eagle Entertainment, Inc. *	77,200	618,372
Gray Television, Inc. *	100,493	1,291,335
Harte-Hanks, Inc.	75,416	137,257
Hemisphere Media Group, Inc. *	12,300	147,108
IMAX Corp. *	93,600	2,995,200
Loral Space & Communications, Inc. *	20,500	751,940
MDC Partners, Inc., Class A (b)	65,080	1,317,219
Media General, Inc. *	140,986	2,443,287
Meredith Corp.	55,700	2,857,967
National CineMedia, Inc.	95,700	1,358,940
New Media Investment Group, Inc.	71,382	1,145,681
Nexstar Broadcasting Group, Inc., Class A	46,155	2,369,136
Reading International, Inc., Class A *	23,000	298,310
Saga Communications, Inc., Class A	6,400	269,120
Scholastic Corp.	41,569	1,512,280
Sinclair Broadcast Group, Inc., Class A	100,902	3,235,927
Security	Number of Shares	Value ($)
Sizmek, Inc. *	36,700	97,255
The E.W. Scripps Co., Class A *	89,271	1,355,134
The New York Times Co., Class A	206,651	2,649,266
Time, Inc.	171,186	2,516,434
Townsquare Media, Inc., Class A *	10,100	107,464
Tribune Publishing Co.	37,517	425,068
World Wrestling Entertainment, Inc., Class A (b)	48,000	798,720
		40,157,026
Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Abeona Therapeutics, Inc. *(b)	14,621	39,769
ACADIA Pharmaceuticals, Inc. *	127,316	4,112,307
Accelerate Diagnostics, Inc. *(b)	41,300	518,315
Acceleron Pharma, Inc. *	39,127	1,171,854
Achillion Pharmaceuticals, Inc. *	184,789	1,579,946
Aclaris Therapeutics, Inc. *	9,500	175,560
Acorda Therapeutics, Inc. *	64,639	1,670,918
Adamas Pharmaceuticals, Inc. *	20,472	345,567
Aduro Biotech, Inc. *	11,881	153,859
Advaxis, Inc. *(b)	44,111	341,419
Aegerion Pharmaceuticals, Inc. *	43,100	122,835
Aerie Pharmaceuticals, Inc. *	29,844	473,326
Affimed N.V. *(b)	22,114	89,562
Agenus, Inc. *	110,054	387,390
Agile Therapeutics, Inc. *	13,462	77,945
Aimmune Therapeutics, Inc. *	15,600	202,020
Akebia Therapeutics, Inc. *	52,447	492,477
Albany Molecular Research, Inc. *	40,600	611,030
Alder Biopharmaceuticals, Inc. *	37,546	996,846
Alimera Sciences, Inc. *(b)	31,400	69,708
AMAG Pharmaceuticals, Inc. *	54,731	1,451,466
Amicus Therapeutics, Inc. *	176,904	1,321,473
Amphastar Pharmaceuticals, Inc. *	53,126	653,450
Anacor Pharmaceuticals, Inc. *	61,896	3,883,355
ANI Pharmaceuticals, Inc. *(b)	13,500	613,845
Anthera Pharmaceuticals, Inc. *	51,939	192,174
Applied Genetic Technologies Corp. *	17,400	273,354
Aralez Pharmaceuticals, Inc. *(b)	84,100	328,831
Aratana Therapeutics, Inc. *	43,300	260,233
Ardelyx, Inc. *	36,240	290,282
Arena Pharmaceuticals, Inc. *	365,000	627,800
ARIAD Pharmaceuticals, Inc. *	239,200	1,717,456
Array BioPharma, Inc. *	220,479	703,328
Arrowhead Pharmaceuticals, Inc. *(b)	98,400	569,736
Assembly Biosciences, Inc. *	20,668	124,008
Asterias Biotherapeutics, Inc. *(b)	15,125	64,886
Atara Biotherapeutics, Inc. *	24,043	433,014
aTyr Pharma, Inc. *	8,518	30,324
Avalanche Biotechnologies, Inc. *	28,209	159,099
Avexis, Inc. *(b)	7,000	175,000
Axovant Sciences Ltd. *	19,600	254,800
Bellicum Pharmaceuticals, Inc. *	14,200	143,988
BioCryst Pharmaceuticals, Inc. *	116,000	378,160
BioDelivery Sciences International, Inc. *(b)	79,500	268,710
BioSpecifics Technologies Corp. *	8,000	284,480
BioTime, Inc. *(b)	83,500	243,820
Blueprint Medicines Corp. *	13,264	201,348

See financial notes    27

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Calithera Biosciences, Inc. *(b)	19,000	101,270
Cambrex Corp. *	46,300	2,233,512
Cara Therapeutics, Inc. *	27,617	168,464
Carbylan Therapeutics, Inc. *	15,751	11,530
Catabasis Pharmaceuticals, Inc. *(b)	5,500	24,255
Catalent, Inc. *	129,599	3,827,058
Catalyst Pharmaceuticals, Inc. *	107,345	72,995
Celldex Therapeutics, Inc. *	159,500	638,000
Cellular Biomedicine Group, Inc. *(b)	14,309	247,116
Cempra, Inc. *(b)	57,078	966,331
Cepheid *	109,500	3,125,130
ChemoCentryx, Inc. *	35,000	84,000
Chiasma, Inc. *(b)	10,000	33,700
Chimerix, Inc. *	72,386	432,868
Cidara Therapeutics, Inc. *	4,559	60,999
Clovis Oncology, Inc. *	42,000	584,220
Coherus Biosciences, Inc. *(b)	33,961	639,486
Collegium Pharmaceutical, Inc. *	8,736	166,508
Concert Pharmaceuticals, Inc. *	21,722	302,805
Corcept Therapeutics, Inc. *(b)	86,506	412,634
Corium International, Inc. *(b)	12,013	53,818
CorMedix, Inc. *(b)	45,377	189,676
CTI BioPharma, Corp. *	393,700	198,267
Curis, Inc. *	158,654	317,308
Cytokinetics, Inc. *	57,100	464,794
CytomX Therapeutics, Inc. *	13,300	171,836
CytRx Corp. *(b)	126,000	410,760
Depomed, Inc. *	94,100	1,635,458
Dermira, Inc. *	24,700	624,663
Dicerna Pharmaceuticals, Inc. *	21,814	100,781
Dimension Therapeutics, Inc. *(b)	13,100	93,141
Durect Corp. *	163,276	218,790
Dynavax Technologies Corp. *	58,300	956,703
Eagle Pharmaceuticals, Inc. *	12,424	470,373
Edge Therapeutics, Inc. *	14,900	122,627
Editas Medicine, Inc. *(b)	10,300	340,415
Emergent BioSolutions, Inc. *	45,200	1,741,104
Enanta Pharmaceuticals, Inc. *	26,322	768,602
Endocyte, Inc. *(b)	50,400	196,560
Epizyme, Inc. *	65,259	679,999
Esperion Therapeutics, Inc. *	18,670	306,001
Exact Sciences Corp. *	146,262	1,026,759
Exelixis, Inc. *(b)	351,372	1,619,825
Fibrocell Science, Inc. *	34,944	96,445
FibroGen, Inc. *	74,209	1,335,762
Five Prime Therapeutics, Inc. *	33,400	1,589,506
Flex Pharma, Inc. *	9,700	106,312
Flexion Therapeutics, Inc. *	19,943	207,407
Fluidigm Corp. *	43,100	412,898
Foamix Pharmaceuticals Ltd. *	32,336	204,040
Foundation Medicine, Inc. *(b)	20,500	326,975
Galena Biopharma, Inc. *(b)	265,000	365,700
Genocea Biosciences, Inc. *	26,625	117,150
Genomic Health, Inc. *	26,700	701,676
Geron Corp. *(b)	247,200	729,240
Global Blood Therapeutics, Inc. *	9,600	193,632
Halozyme Therapeutics, Inc. *	164,000	1,730,200
Harvard Bioscience, Inc. *	74,929	222,539
Heron Therapeutics, Inc. *(b)	43,660	936,070
Heska Corp. *	8,091	247,585
Security	Number of Shares	Value ($)
Idera Pharmaceuticals, Inc. *(b)	111,929	185,802
Ignyta, Inc. *	35,845	248,047
Immune Design, Corp. *	16,243	221,555
ImmunoGen, Inc. *	125,500	859,675
Immunomedics, Inc. *(b)	132,600	470,730
Impax Laboratories, Inc. *	109,100	3,638,485
INC Research Holdings, Inc., Class A *	19,400	933,722
Infinity Pharmaceuticals, Inc. *	67,500	391,500
Innoviva, Inc. (b)	130,100	1,605,434
Inovio Pharmaceuticals, Inc. *(b)	99,262	1,040,266
Insmed, Inc. *	93,214	1,132,550
Insys Therapeutics, Inc. *(b)	37,079	537,275
Intersect ENT, Inc. *	26,368	528,678
Intra-Cellular Therapies, Inc. *	41,000	1,407,120
Invitae Corp. *(b)	14,200	135,468
Ironwood Pharmaceuticals, Inc. *	196,700	2,055,515
Karyopharm Therapeutics, Inc. *	33,263	309,346
Keryx Biopharmaceuticals, Inc. *(b)	150,634	819,449
Kite Pharma, Inc. *	48,142	2,228,012
La Jolla Pharmaceutical Co. *	21,579	399,427
Lannett Co., Inc. *	41,300	792,134
Lexicon Pharmaceuticals, Inc. *(b)	58,900	813,409
Ligand Pharmaceuticals, Inc. *	27,043	3,268,687
Lion Biotechnologies, Inc. *	64,872	367,824
Loxo Oncology, Inc. *	13,200	304,260
Luminex Corp. *	64,200	1,290,420
MacroGenics, Inc. *	42,449	872,751
MannKind Corp. *	355,984	480,578
Medgenics, Inc. *	23,712	113,106
Merrimack Pharmaceuticals, Inc. *(b)	182,500	1,292,100
MiMedx Group, Inc. *(b)	172,250	1,297,043
Mirati Therapeutics, Inc. *	18,048	373,955
Momenta Pharmaceuticals, Inc. *	95,786	910,925
MyoKardia, Inc. *	11,500	131,560
Myriad Genetics, Inc. *	105,786	3,808,296
NanoString Technologies, Inc. *	24,100	383,672
NantKwest, Inc. *(b)	8,400	69,636
Natera, Inc. *	13,000	127,660
Navidea Biopharmaceuticals, Inc. *(b)	221,100	305,118
Nektar Therapeutics *	195,471	3,064,985
NeoGenomics, Inc. *	89,888	731,688
Neos Therapeutics, Inc. *	7,600	68,932
Neurocrine Biosciences, Inc. *	132,003	6,016,697
NewLink Genetics Corp. *(b)	33,100	536,551
Nivalis Therapeutics, Inc. *	6,800	28,764
Northwest Biotherapeutics, Inc. *(b)	70,700	98,980
Novavax, Inc. *	402,021	2,106,590
Ocular Therapeutix, Inc. *	18,570	228,040
Omeros Corp. *(b)	57,100	756,575
Oncocyte Corp. *	4,175	21,668
OncoMed Pharmaceuticals, Inc. *	24,500	303,800
Oncothyreon, Inc. *	151,709	197,222
Ophthotech Corp. *	35,543	1,661,280
Orexigen Therapeutics, Inc. *	151,187	67,581
Organovo Holdings, Inc. *(b)	154,441	420,080
Osiris Therapeutics, Inc. *(b)	30,400	170,544
Otonomy, Inc. *	30,139	429,782

28    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
OvaScience, Inc. *(b)	33,901	284,090
Pacific Biosciences of California, Inc. *	98,500	950,525
Pacira Pharmaceuticals, Inc. *	55,400	2,997,694
Paratek Pharmaceuticals, Inc. *	17,408	237,097
PAREXEL International Corp. *	84,980	5,192,278
PDL BioPharma, Inc.	239,600	903,292
Peregrine Pharmaceuticals, Inc. *(b)	388,700	137,639
Pernix Therapeutics Holdings, Inc. *(b)	48,800	36,605
Pfenex, Inc. *	23,397	190,920
Phibro Animal Health Corp., Class A	25,500	528,870
Portola Pharmaceuticals, Inc. *	77,700	1,846,152
PRA Health Sciences, Inc. *	30,500	1,447,225
Prestige Brands Holdings, Inc. *	80,900	4,593,502
Progenics Pharmaceuticals, Inc. *	102,600	544,806
Proteon Therapeutics, Inc. *	10,998	107,341
Prothena Corp. plc *	50,253	2,170,427
PTC Therapeutics, Inc. *	53,136	394,269
Radius Health, Inc. *	50,314	1,791,178
Raptor Pharmaceutical Corp. *	119,565	587,064
REGENXBIO, Inc. *	13,500	140,670
Regulus Therapeutics, Inc. *(b)	39,681	231,737
Relypsa, Inc. *(b)	51,424	930,774
Repligen Corp. *	52,100	1,387,944
Retrophin, Inc. *	55,293	761,938
Revance Therapeutics, Inc. *(b)	28,408	522,139
Rigel Pharmaceuticals, Inc. *	153,400	434,122
Sage Therapeutics, Inc. *	25,495	960,907
Sagent Pharmaceuticals, Inc. *	37,269	433,811
Sangamo BioSciences, Inc. *	113,700	716,310
Sarepta Therapeutics, Inc. *(b)	68,900	977,691
SciClone Pharmaceuticals, Inc. *	78,000	1,029,600
Sequenom, Inc. *(b)	166,100	212,608
Seres Therapeutics, Inc. *(b)	12,000	354,240
Sorrento Therapeutics, Inc. *(b)	39,855	273,405
Spark Therapeutics, Inc. *(b)	12,500	448,625
Spectrum Pharmaceuticals, Inc. *	91,100	645,899
Stemline Therapeutics, Inc. *	28,000	154,000
Sucampo Pharmaceuticals, Inc., Class A *	40,218	433,550
Supernus Pharmaceuticals, Inc. *	50,200	861,432
Synergy Pharmaceuticals, Inc. *(b)	162,100	508,994
Synta Pharmaceuticals Corp. *	191,800	76,720
T2 Biosystems, Inc. *(b)	21,600	198,072
Teligent, Inc. *(b)	58,900	325,128
TESARO, Inc. *(b)	35,400	1,466,976
Tetraphase Pharmaceuticals, Inc. *	52,053	291,497
TG Therapeutics, Inc. *(b)	59,050	537,946
The Medicines Co. *	100,228	3,567,115
TherapeuticsMD, Inc. *	225,855	1,863,304
Theravance Biopharma, Inc. *	40,700	844,525
Threshold Pharmaceuticals, Inc. *	88,794	39,060
Tobira Therapeutics, Inc. *	4,229	33,282
Tokai Pharmaceuticals, Inc. *(b)	17,900	131,207
Trevena, Inc. *	50,234	391,323
Trovagene, Inc. *(b)	35,347	142,095
Ultragenyx Pharmaceutical, Inc. *	58,741	3,972,066
Vanda Pharmaceuticals, Inc. *	60,600	539,340
Verastem, Inc. *	39,800	65,670
Security	Number of Shares	Value ($)
Versartis, Inc. *	31,735	287,519
Vitae Pharmaceuticals, Inc. *	18,478	132,857
Vital Therapies, Inc. *(b)	35,847	307,209
VIVUS, Inc. *(b)	190,400	314,160
Voyager Therapeutics, Inc. *(b)	10,100	117,665
vTv Therapeutics, Inc., Class A *	7,000	44,100
XBiotech, Inc. *(b)	5,538	70,610
Xencor, Inc. *	39,728	486,668
XenoPort, Inc. *	98,100	431,640
XOMA Corp. *	150,400	123,117
Zafgen, Inc. *	23,672	150,791
ZIOPHARM Oncology, Inc. *(b)	177,164	1,392,509
Zogenix, Inc. *	40,225	412,306
Zynerba Pharmaceuticals, Inc. *(b)	4,700	38,305
		174,862,452
Real Estate 10.3%
Acadia Realty Trust	106,357	3,584,231
AG Mortgage Investment Trust, Inc.	41,300	553,007
Agree Realty Corp.	31,300	1,213,814
Alexander & Baldwin, Inc.	76,360	2,920,006
Alexander's, Inc.	3,341	1,278,500
Altisource Asset Management Corp. *	1,385	23,199
Altisource Portfolio Solutions S.A. *	19,887	622,264
Altisource Residential Corp.	87,800	1,020,236
American Assets Trust, Inc.	58,200	2,308,794
American Capital Mortgage Investment Corp.	76,700	1,137,461
Anworth Mortgage Asset Corp.	149,900	707,528
Apollo Commercial Real Estate Finance, Inc.	87,700	1,397,061
Apollo Residential Mortgage, Inc.	50,875	689,865
Ares Commercial Real Estate Corp.	41,900	502,800
Armada Hoffler Properties, Inc.	51,600	603,720
ARMOUR Residential REIT, Inc.	57,729	1,228,473
Ashford Hospitality Prime, Inc.	42,487	475,430
Ashford Hospitality Trust, Inc.	128,682	719,332
AV Homes, Inc. *	24,800	285,200
Bluerock Residential Growth REIT, Inc.	26,308	287,810
Capstead Mortgage Corp.	145,829	1,417,458
CareTrust REIT, Inc.	79,365	1,009,523
CatchMark Timber Trust, Inc., Class A	57,209	606,987
Cedar Realty Trust, Inc.	124,200	859,464
Chatham Lodging Trust	61,234	1,304,897
Chesapeake Lodging Trust	93,585	2,304,999
Colony Capital, Inc., Class A	175,026	3,094,460
Colony Starwood Homes	57,400	1,398,838
Consolidated-Tomoka Land Co.	7,600	374,680
CorEnergy Infrastructure Trust, Inc. (b)	19,500	415,155
CoreSite Realty Corp.	38,300	2,869,819
Cousins Properties, Inc.	309,701	3,205,405
CubeSmart	268,043	7,936,753
CyrusOne, Inc.	111,604	4,925,085
CYS Investments, Inc.	246,361	1,997,988

See financial notes    29

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DCT Industrial Trust, Inc.	136,926	5,527,703
DiamondRock Hospitality Co.	306,017	2,726,611
DuPont Fabros Technology, Inc.	104,124	4,146,218
Dynex Capital, Inc.	77,200	501,800
Easterly Government Properties, Inc.	21,600	398,520
EastGroup Properties, Inc.	45,690	2,729,978
Education Realty Trust, Inc.	98,513	3,917,862
EPR Properties	87,200	5,744,736
Equity One, Inc.	121,031	3,425,177
FelCor Lodging Trust, Inc.	226,213	1,619,685
First Industrial Realty Trust, Inc.	176,437	4,047,465
First Potomac Realty Trust	90,700	762,787
Forestar Group, Inc. *	49,700	670,950
Franklin Street Properties Corp.	133,965	1,422,708
FRP Holdings, Inc. *	12,700	463,296
Gaming & Leisure Properties, Inc.	75,860	2,487,448
Getty Realty Corp.	39,459	776,553
Gladstone Commercial Corp.	34,300	577,269
Government Properties Income Trust	106,447	2,013,977
Gramercy Property Trust	640,968	5,428,999
Great Ajax Corp.	9,400	128,028
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60,845	1,180,393
Hatteras Financial Corp.	157,651	2,505,074
Healthcare Realty Trust, Inc.	146,481	4,435,445
Hersha Hospitality Trust	72,925	1,406,723
Highwoods Properties, Inc.	142,207	6,645,333
Hudson Pacific Properties, Inc.	113,911	3,331,897
Independence Realty Trust, Inc.	46,109	330,602
InfraREIT, Inc. *	34,700	575,326
Invesco Mortgage Capital, Inc.	188,006	2,415,877
Investors Real Estate Trust	187,002	1,125,752
iStar, Inc. *	131,700	1,290,660
Kennedy-Wilson Holdings, Inc.	133,887	2,893,298
Kite Realty Group Trust	119,639	3,257,770
Ladder Capital Corp.	72,222	860,164
LaSalle Hotel Properties	168,579	4,029,038
Lexington Realty Trust	314,774	2,763,716
LTC Properties, Inc.	55,251	2,563,094
Mack-Cali Realty Corp.	135,100	3,453,156
Marcus & Millichap, Inc. *	19,579	491,041
Medical Properties Trust, Inc.	357,567	4,759,217
Monmouth Real Estate Investment Corp.	96,200	1,106,300
Monogram Residential Trust, Inc.	260,924	2,643,160
National Health Investors, Inc.	57,368	3,906,187
National Storage Affiliates Trust	33,821	660,186
New Residential Investment Corp.	357,297	4,323,294
New Senior Investment Group, Inc.	119,769	1,293,505
New York Mortgage Trust, Inc.	175,200	911,040
New York REIT, Inc.	249,088	2,448,535
NexPoint Residential Trust, Inc.	30,669	431,206
One Liberty Properties, Inc.	18,700	437,954
Orchid Island Capital, Inc. (b)	36,959	357,763
Parkway Properties, Inc.	128,593	2,115,355
Pebblebrook Hotel Trust	109,500	3,026,580
Pennsylvania Real Estate Investment Trust	106,167	2,435,471
Security	Number of Shares	Value ($)
PennyMac Mortgage Investment Trust	119,921	1,629,726
Physicians Realty Trust	200,350	3,632,345
Potlatch Corp.	64,603	2,275,318
Preferred Apartment Communities, Inc., Class A	29,997	370,163
PS Business Parks, Inc.	29,938	2,866,863
QTS Realty Trust, Inc., Class A	49,687	2,405,845
RAIT Financial Trust	154,400	469,376
Ramco-Gershenson Properties Trust	120,921	2,141,511
RE/MAX Holdings, Inc., Class A	16,800	618,240
Redwood Trust, Inc.	126,500	1,639,440
Resource Capital Corp.	49,037	582,560
Retail Opportunity Investments Corp.	141,747	2,788,163
Rexford Industrial Realty, Inc.	88,116	1,653,937
RLJ Lodging Trust	195,135	4,111,494
Rouse Properties, Inc.	54,500	1,006,615
Ryman Hospitality Properties, Inc.	67,385	3,472,349
Sabra Health Care REIT, Inc.	102,796	2,167,968
Saul Centers, Inc.	15,800	840,244
Select Income REIT	94,928	2,197,583
Silver Bay Realty Trust Corp.	56,433	823,922
Sovran Self Storage, Inc.	58,617	6,226,298
STAG Industrial, Inc.	99,800	1,992,008
STORE Capital Corp.	62,300	1,599,241
Summit Hotel Properties, Inc.	137,500	1,567,500
Sun Communities, Inc.	85,536	5,805,328
Sunstone Hotel Investors, Inc.	308,454	3,951,296
Tejon Ranch Co. *	19,092	429,952
Terreno Realty Corp.	67,900	1,546,083
The Geo Group, Inc.	116,880	3,743,666
The RMR Group, Inc., Class A	7,719	192,357
The St. Joe Co. *	86,600	1,459,210
UMH Properties, Inc.	31,900	312,620
United Development Funding IV (a)(b)(d)	44,425	113,728
Universal Health Realty Income Trust	19,444	1,061,642
Urban Edge Properties	127,287	3,301,825
Urstadt Biddle Properties, Inc., Class A	41,274	848,593
Washington Real Estate Investment Trust	104,082	2,984,031
Western Asset Mortgage Capital Corp. (b)	61,056	608,728
Whitestone REIT	41,700	560,031
Xenia Hotels & Resorts, Inc.	171,362	2,635,548
		259,841,471
Retailing 3.9%
1-800-Flowers.com, Inc., Class A *	34,800	273,180
Abercrombie & Fitch Co., Class A	104,363	2,789,623
America's Car-Mart, Inc. *	11,500	305,555
American Eagle Outfitters, Inc.	275,815	3,946,913
Asbury Automotive Group, Inc. *	38,485	2,332,961
Ascena Retail Group, Inc. *	260,163	2,292,036
Barnes & Noble Education, Inc. *	46,395	434,257
Barnes & Noble, Inc.	73,410	862,568
bebe stores, Inc. *	51,449	28,956

30    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Big 5 Sporting Goods Corp.	32,284	390,314
Big Lots, Inc.	77,000	3,531,220
Blue Nile, Inc.	19,000	489,820
Boot Barn Holdings, Inc. *	21,411	175,570
Build-A-Bear Workshop, Inc. *	25,700	338,469
Burlington Stores, Inc. *	107,191	6,106,671
Caleres, Inc.	68,275	1,721,213
Chico's FAS, Inc.	217,851	2,747,101
Christopher & Banks Corp. *	51,800	134,680
Citi Trends, Inc.	24,846	446,234
Conn's, Inc. *(b)	35,300	485,022
Core-Mark Holding Co., Inc.	36,141	2,951,274
Destination XL Group, Inc. *	56,400	302,868
Duluth Holdings, Inc., Class B *	12,300	292,617
Etsy, Inc. *	35,663	313,121
EVINE Live, Inc. *	56,000	86,240
Express, Inc. *	115,898	2,107,026
Fenix Parts, Inc. *	27,427	138,232
Five Below, Inc. *	85,000	3,544,500
Francesca's Holdings Corp. *	66,500	1,103,900
Fred's, Inc., Class A	60,300	884,601
FTD Cos., Inc. *	28,097	781,378
Genesco, Inc. *	34,944	2,417,426
Group 1 Automotive, Inc.	35,300	2,324,152
Guess?, Inc.	94,900	1,741,415
Haverty Furniture Cos., Inc.	30,300	565,701
Hibbett Sports, Inc. *	34,275	1,237,327
HSN, Inc.	49,955	2,649,114
Kirkland's, Inc.	27,800	456,476
Lands' End, Inc. *(b)	24,200	588,786
Liberty TripAdvisor Holdings, Inc., Class A *	111,811	2,466,551
Lithia Motors, Inc., Class A	35,037	2,908,772
Lumber Liquidators Holdings, Inc. *(b)	39,398	587,424
MarineMax, Inc. *	37,700	716,677
Mattress Firm Holding Corp. *(b)	32,916	1,284,382
Monro Muffler Brake, Inc.	48,546	3,360,354
Nutrisystem, Inc.	46,448	1,022,785
Ollie's Bargain Outlet Holdings, Inc. *	17,500	462,875
Outerwall, Inc. (b)	25,600	1,057,536
Overstock.com, Inc. *	15,500	226,145
Party City Holdco, Inc. *	33,816	484,583
PetMed Express, Inc. (b)	29,500	539,850
Pier 1 Imports, Inc.	122,700	845,403
Pool Corp.	66,228	5,788,989
Rent-A-Center, Inc.	77,785	1,143,439
Restoration Hardware Holdings, Inc. *	51,241	2,217,198
Select Comfort Corp. *	77,612	1,915,464
Shoe Carnival, Inc.	24,850	636,906
Shutterfly, Inc. *	54,047	2,485,081
Sonic Automotive, Inc., Class A	50,774	952,520
Sportsman's Warehouse Holdings, Inc. *	32,300	367,574
Stage Stores, Inc.	46,827	344,647
Stein Mart, Inc.	44,300	320,732
Tailored Brands, Inc.	72,769	1,267,636
The Buckle, Inc. (b)	38,064	1,101,572
The Cato Corp., Class A	37,104	1,357,635
The Children's Place, Inc.	28,090	2,188,492
Security	Number of Shares	Value ($)
The Container Store Group, Inc. *(b)	25,200	178,920
The Finish Line, Inc., Class A	71,619	1,414,475
Tile Shop Holdings, Inc. *	41,100	733,224
Tilly's, Inc., Class A *	12,600	79,254
Tuesday Morning Corp. *	65,800	571,144
Vitamin Shoppe, Inc. *	39,400	1,078,378
VOXX International Corp. *	31,300	140,537
Wayfair, Inc., Class A *	31,498	1,189,049
West Marine, Inc. *	24,500	245,490
Weyco Group, Inc.	9,100	255,164
Winmark Corp.	3,000	285,600
Zumiez, Inc. *	30,100	505,078
		99,046,052
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	63,837	2,065,127
Advanced Micro Devices, Inc. *	974,643	3,459,983
Alpha & Omega Semiconductor Ltd. *	28,000	363,720
Ambarella, Inc. *(b)	48,400	1,989,240
Amkor Technology, Inc. *	125,218	714,995
Applied Micro Circuits Corp. *	134,965	842,182
Axcelis Technologies, Inc. *	188,400	538,824
Brooks Automation, Inc.	81,631	772,229
Cabot Microelectronics Corp.	38,700	1,621,143
Cascade Microtech, Inc. *	18,700	391,017
Cavium, Inc. *	84,900	4,191,513
CEVA, Inc. *	32,336	745,668
Cirrus Logic, Inc. *	96,600	3,487,260
Cohu, Inc.	36,800	425,408
Diodes, Inc. *	59,781	1,113,122
DSP Group, Inc. *	31,400	298,300
Entegris, Inc. *	211,600	2,812,164
Exar Corp. *	58,500	356,850
Fairchild Semiconductor International, Inc. *	173,442	3,468,840
FormFactor, Inc. *	94,273	725,902
Inphi Corp. *	60,433	1,793,047
Integrated Device Technology, Inc. *	208,589	4,021,596
Intersil Corp., Class A	202,300	2,364,887
IXYS Corp.	42,600	460,080
Kopin Corp. *	100,300	166,498
Lattice Semiconductor Corp. *	176,100	980,877
M/A-COM Technology Solutions Holdings, Inc. *	36,753	1,502,830
Mattson Technology, Inc. *	131,254	479,077
MaxLinear, Inc., Class A *	81,260	1,361,105
Microsemi Corp. *	168,044	5,678,207
MKS Instruments, Inc.	75,589	2,710,622
Monolithic Power Systems, Inc.	60,100	3,751,442
Nanometrics, Inc. *	40,600	725,116
NeoPhotonics Corp. *	41,863	501,937
NVE Corp.	6,500	372,970
PDF Solutions, Inc. *	44,800	602,560
Photronics, Inc. *	93,137	985,389
Power Integrations, Inc.	45,362	2,188,717
Rambus, Inc. *	179,800	2,089,276
Rudolph Technologies, Inc. *	46,700	647,729
Semtech Corp. *	100,029	2,164,628

See financial notes    31

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sigma Designs, Inc. *	48,758	308,638
Silicon Laboratories, Inc. *	66,050	3,091,140
Synaptics, Inc. *	56,400	4,035,420
Tessera Technologies, Inc.	81,959	2,353,862
Ultra Clean Holdings, Inc. *	43,300	246,377
Ultratech, Inc. *	41,700	904,473
Veeco Instruments, Inc. *	64,839	1,193,686
Xcerra Corp. *	84,400	497,960
		78,563,633
Software & Services 9.3%
A10 Networks, Inc. *	45,219	269,957
ACI Worldwide, Inc. *	175,752	3,513,283
Actua Corp. *	70,100	664,548
Acxiom Corp. *	118,200	2,596,854
Alarm.com Holdings, Inc. *(b)	10,700	244,067
Amber Road, Inc. *(b)	37,900	186,089
American Software, Inc., Class A	45,000	411,300
Angie's List, Inc. *	62,800	549,500
Apigee Corp. *	7,000	67,900
Appfolio, Inc., Class A *(b)	6,300	79,002
Aspen Technology, Inc. *	131,099	4,985,695
AVG Technologies N.V. *	64,858	1,284,188
Bankrate, Inc. *	103,400	945,076
Barracuda Networks, Inc. *	11,600	204,392
Bazaarvoice, Inc. *	107,400	359,790
Benefitfocus, Inc. *	11,390	431,681
Blackbaud, Inc.	72,769	4,494,941
Blackhawk Network Holdings, Inc. *	84,502	2,715,049
Blucora, Inc. *	63,100	505,431
Bottomline Technologies de, Inc. *	63,700	1,564,472
Box, Inc., Class A *(b)	20,500	265,065
Brightcove, Inc. *	49,900	301,895
BroadSoft, Inc. *	45,600	1,785,924
CACI International, Inc., Class A *	37,258	3,582,357
Callidus Software, Inc. *	86,000	1,573,800
Carbonite, Inc. *	26,000	196,040
Cardtronics, Inc. *	68,000	2,680,560
Care.com, Inc. *	23,800	177,072
Cass Information Systems, Inc.	17,640	872,651
ChannelAdvisor Corp. *	30,400	378,784
Ciber, Inc. *	120,800	280,256
Cimpress N.V. *	50,100	4,402,287
Code Rebel Corp. *(b)	2,500	7,075
CommVault Systems, Inc. *	68,347	2,991,548
comScore, Inc. *	73,649	2,255,132
Convergys Corp.	150,700	3,993,550
Cornerstone OnDemand, Inc. *	82,700	2,840,745
CSG Systems International, Inc.	51,100	2,267,818
Cvent, Inc. *	25,500	901,425
Datalink Corp. *	9,500	76,285
Demandware, Inc. *	50,110	2,309,069
DHI Group, Inc. *	57,900	411,669
Digimarc Corp. *(b)	13,600	405,960
Digital Turbine, Inc. *(b)	65,944	56,712
EarthLink Holdings Corp.	161,881	940,529
Ebix, Inc.	41,800	2,011,416
Ellie Mae, Inc. *	44,500	3,720,200
Endurance International Group Holdings, Inc. *	93,002	996,051
Security	Number of Shares	Value ($)
EnerNOC, Inc. *	42,000	286,440
Envestnet, Inc. *	59,454	1,865,667
EPAM Systems, Inc. *	73,883	5,388,287
Epiq Systems, Inc.	48,100	710,437
Euronet Worldwide, Inc. *	77,882	6,004,702
Everi Holdings, Inc. *	103,300	173,544
EVERTEC, Inc.	94,800	1,276,956
Everyday Health, Inc. *	26,939	156,246
ExlService Holdings, Inc. *	50,592	2,448,147
Fair Isaac Corp.	47,541	5,073,100
Five9, Inc. *	33,000	305,250
Fleetmatics Group plc *	59,600	2,160,500
Forrester Research, Inc.	16,017	538,492
Gigamon, Inc. *	40,100	1,306,859
Globant S.A. *	24,751	878,413
Glu Mobile, Inc. *(b)	170,358	454,856
Gogo, Inc. *(b)	89,100	943,569
GrubHub, Inc. *(b)	113,576	2,977,963
GTT Communications, Inc. *	40,643	649,475
Guidance Software, Inc. *	31,700	161,670
Guidewire Software, Inc. *	105,027	5,983,388
Hortonworks, Inc. *	12,500	144,625
HubSpot, Inc. *	29,889	1,323,784
Imperva, Inc. *	39,942	1,856,504
inContact, Inc. *	101,000	940,310
Infoblox, Inc. *	94,600	1,582,658
Instructure, Inc. *	9,400	189,316
Interactive Intelligence Group, Inc. *	25,073	931,963
Internap Corp. *	96,000	218,880
Intralinks Holdings, Inc. *	61,600	548,856
j2 Global, Inc.	74,728	4,746,723
Jive Software, Inc. *	82,300	334,961
Limelight Networks, Inc. *	90,900	159,075
Lionbridge Technologies, Inc. *	99,900	498,501
Liquidity Services, Inc. *	11,700	65,286
LivePerson, Inc. *	99,100	599,555
LogMeIn, Inc. *	38,000	2,268,600
Luxoft Holding, Inc. *	28,470	1,645,851
Manhattan Associates, Inc. *	112,188	6,791,862
ManTech International Corp., Class A	38,700	1,308,060
Marchex, Inc., Class B	48,200	204,850
Marin Software, Inc. *	38,600	98,816
Marketo, Inc. *	53,589	1,178,422
MAXIMUS, Inc.	101,917	5,391,409
MaxPoint Interactive, Inc. *	1,859	14,984
Mentor Graphics Corp.	145,767	2,909,509
MicroStrategy, Inc., Class A *	14,162	2,539,530
MINDBODY, Inc., Class A *(b)	9,300	126,573
MobileIron, Inc. *	52,736	201,979
Model N, Inc. *	28,300	302,244
ModusLink Global Solutions, Inc. *	58,700	85,702
MoneyGram International, Inc. *	42,800	263,220
Monotype Imaging Holdings, Inc.	63,400	1,396,702
Monster Worldwide, Inc. *	133,500	427,200
NeuStar, Inc., Class A *(b)	83,479	1,960,922
New Relic, Inc. *	10,300	265,534
NIC, Inc.	102,900	1,822,359
OPOWER, Inc. *(b)	48,011	379,287
Park City Group, Inc. *(b)	14,000	133,000
Paycom Software, Inc. *	48,107	1,838,168

32    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Paylocity Holding Corp. *	24,445	935,510
Pegasystems, Inc.	53,200	1,403,948
Perficient, Inc. *	53,497	1,117,017
PFSweb, Inc. *	18,923	266,814
Progress Software Corp. *	79,220	2,021,694
Proofpoint, Inc. *	59,200	3,448,992
PROS Holdings, Inc. *	34,000	399,840
Q2 Holdings, Inc. *	31,493	752,998
QAD, Inc., Class A	14,100	276,501
Qlik Technologies, Inc. *	137,621	4,237,351
Qualys, Inc. *	39,426	992,747
QuinStreet, Inc. *	44,900	158,048
Quotient Technology, Inc. *(b)	88,732	1,031,066
Rapid7, Inc. *	9,900	123,948
RealNetworks, Inc. *	52,657	240,116
RealPage, Inc. *	82,900	1,822,971
Reis, Inc.	11,900	299,523
RetailMeNot, Inc. *	65,800	554,694
RingCentral, Inc., Class A *	82,168	1,567,765
Rocket Fuel, Inc. *(b)	26,900	76,934
Rovi Corp. *	124,536	2,194,324
Sapiens International Corp. N.V.	33,066	389,518
Science Applications International Corp.	70,784	3,757,923
SciQuest, Inc. *	38,200	527,924
Seachange International, Inc. *	46,700	174,191
ServiceSource International, Inc. *	105,500	425,165
Shutterstock, Inc. *(b)	28,260	1,159,225
Silver Spring Networks, Inc. *	60,200	845,810
SPS Commerce, Inc. *	25,500	1,298,715
Stamps.com, Inc. *	21,700	1,787,212
Sykes Enterprises, Inc. *	60,293	1,757,541
Synchronoss Technologies, Inc. *	57,962	1,800,879
Syntel, Inc. *	48,600	2,066,958
Take-Two Interactive Software, Inc. *	129,712	4,433,556
Tangoe, Inc. *	56,800	500,976
TechTarget, Inc. *	31,700	245,992
Telenav, Inc. *	40,000	228,000
TeleTech Holdings, Inc.	27,200	755,888
Textura, Corp. *	27,400	723,086
The Hackett Group, Inc.	40,800	607,104
The Rubicon Project, Inc. *	42,361	820,533
TiVo, Inc. *	150,203	1,499,026
Travelport Worldwide Ltd.	158,562	2,211,940
Travelzoo, Inc. *	9,800	74,774
TrueCar, Inc. *	69,959	478,520
TubeMogul, Inc. *(b)	29,288	379,572
Tyler Technologies, Inc. *	50,452	7,386,677
Unisys Corp. *(b)	77,550	597,911
United Online, Inc. *	18,164	196,716
Varonis Systems, Inc. *	15,900	304,485
VASCO Data Security International, Inc. *	45,900	795,447
Verint Systems, Inc. *	89,560	3,030,710
VirnetX Holding Corp. *(b)	65,700	294,993
Virtusa Corp. *	44,900	1,595,746
Web.com Group, Inc. *	66,800	1,335,332
WebMD Health Corp. *	58,570	3,674,682
Wix.com Ltd. *	31,800	786,096
Workiva, Inc. *	14,300	170,313
Xactly Corp. *	8,500	68,510
Security	Number of Shares	Value ($)
XO Group, Inc. *	39,800	702,868
Xura, Inc. *	37,570	841,192
Zendesk, Inc. *	79,494	1,796,564
Zix Corp. *	88,900	331,597
		232,977,499
Technology Hardware & Equipment 5.0%
ADTRAN, Inc.	79,800	1,541,736
Aerohive Networks, Inc. *	31,800	184,440
Agilysys, Inc. *	24,000	256,320
Alliance Fiber Optic Products, Inc. *	24,500	453,740
Anixter International, Inc. *	44,824	2,792,535
Applied Optoelectronics, Inc. *	23,900	267,680
Avid Technology, Inc. *	43,642	243,522
AVX Corp.	72,454	957,842
Badger Meter, Inc.	21,940	1,564,980
Bel Fuse, Inc., Class B	14,100	234,906
Belden, Inc.	64,108	4,047,779
Benchmark Electronics, Inc. *	81,294	1,578,729
Black Box Corp.	24,092	352,225
CalAmp Corp. *	53,500	800,895
Calix, Inc. *	62,600	433,818
Checkpoint Systems, Inc. *	61,644	623,837
Ciena Corp. *	188,874	3,178,749
Clearfield, Inc. *(b)	16,700	309,952
Coherent, Inc. *	37,189	3,473,453
Comtech Telecommunications Corp.	25,300	612,260
Control4 Corp. *	31,800	235,638
CPI Card Group, Inc. (b)	30,300	240,279
Cray, Inc. *	62,100	2,351,727
CTS Corp.	52,200	864,954
Daktronics, Inc.	59,300	515,910
Diebold, Inc.	95,833	2,517,533
Digi International, Inc. *	33,900	358,323
DTS, Inc. *	24,942	544,234
Eastman Kodak Co. *	25,900	306,138
Electro Rent Corp.	25,200	252,252
Electronics For Imaging, Inc. *	72,388	2,883,938
EMCORE Corp. *	34,290	195,453
ePlus, Inc. *	9,200	739,588
Extreme Networks, Inc. *	166,900	585,819
Fabrinet *	56,500	1,806,305
FARO Technologies, Inc. *	25,200	731,808
FEI Co.	61,814	5,502,682
Finisar Corp. *	157,500	2,592,450
GSI Group, Inc. *	57,700	839,535
Harmonic, Inc. *	123,200	426,272
II-VI, Inc. *	82,800	1,728,036
Imation Corp. *	38,856	61,004
Immersion Corp. *	46,379	339,031
Infinera Corp. *	203,304	2,417,285
Insight Enterprises, Inc. *	60,100	1,485,071
InterDigital, Inc.	55,700	3,173,786
InvenSense, Inc. *	113,100	868,608
Itron, Inc. *	59,869	2,461,813
Ixia *	90,364	914,484
Kimball Electronics, Inc. *	49,900	545,906
Knowles Corp. *	133,397	1,783,518
KVH Industries, Inc. *	30,800	300,608

See financial notes    33

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Littelfuse, Inc.	34,800	4,053,504
Mesa Laboratories, Inc.	4,800	483,744
Methode Electronics, Inc.	60,600	1,801,638
MTS Systems Corp.	19,075	1,072,397
Multi-Fineline Electronix, Inc. *	12,100	278,300
NETGEAR, Inc. *	50,000	2,120,000
NetScout Systems, Inc. *	139,300	3,100,818
Nimble Storage, Inc. *	77,777	573,994
Novatel Wireless, Inc. *(b)	52,496	80,319
Oclaro, Inc. *	137,300	693,365
OSI Systems, Inc. *	31,400	1,597,946
Park Electrochemical Corp.	32,946	537,349
PC Connection, Inc.	17,700	420,729
Plantronics, Inc.	54,930	2,112,059
Plexus Corp. *	50,462	2,107,293
Polycom, Inc. *	202,800	2,423,460
Pure Storage, Inc., Class A *(b)	45,000	654,750
QLogic Corp. *	115,168	1,507,549
Quantum Corp. *	324,083	149,175
Rofin-Sinar Technologies, Inc. *	45,436	1,462,585
Rogers Corp. *	27,867	1,598,451
Ruckus Wireless, Inc. *	108,300	1,488,042
Sanmina Corp. *	119,900	2,835,635
ScanSource, Inc. *	40,305	1,639,607
ShoreTel, Inc. *	105,257	644,173
Silicon Graphics International Corp. *	53,400	239,232
Sonus Networks, Inc. *	72,111	595,637
Stratasys Ltd. *(b)	77,206	1,889,231
Super Micro Computer, Inc. *	55,626	1,496,896
SYNNEX Corp.	42,000	3,467,940
Systemax, Inc. *	14,500	131,225
Tech Data Corp. *	56,767	3,899,325
TTM Technologies, Inc. *	91,192	594,572
Ubiquiti Networks, Inc. *(b)	44,472	1,584,093
Universal Display Corp. *	60,852	3,548,280
ViaSat, Inc. *	66,019	5,063,657
Violin Memory, Inc. *(b)	117,600	41,525
Vishay Intertechnology, Inc.	212,428	2,583,125
Vishay Precision Group, Inc. *	16,500	246,840
		125,297,846
Telecommunication Services 0.9%
8x8, Inc. *	114,700	1,300,698
Atlantic Tele-Network, Inc.	16,000	1,150,560
Boingo Wireless, Inc. *	51,500	396,035
Cincinnati Bell, Inc. *	340,645	1,301,264
Cogent Communications Holdings, Inc.	71,600	2,770,920
Consolidated Communications Holdings, Inc.	77,374	1,829,121
FairPoint Communications, Inc. *	28,900	383,214
General Communication, Inc., Class A *	56,800	959,920
Globalstar, Inc. *(b)	745,589	1,453,899
Hawaiian Telcom Holdco, Inc. *	16,813	387,203
IDT Corp., Class B	13,200	202,488
Inteliquent, Inc.	54,500	904,155
Intelsat S.A. *(b)	40,100	158,395
Iridium Communications, Inc. *	133,700	1,078,959
Lumos Networks Corp. *	37,200	474,300
Security	Number of Shares	Value ($)
NTELOS Holdings Corp. *	26,050	240,962
ORBCOMM, Inc. *	68,200	675,862
pdvWireless, Inc. *(b)	22,505	908,752
Shenandoah Telecommunications Co.	74,800	2,146,012
Spok Holdings, Inc.	36,600	621,834
Straight Path Communications, Inc., Class B *(b)	13,015	476,349
Vonage Holdings Corp. *	258,100	1,205,327
Windstream Holdings, Inc. (b)	164,264	1,425,812
		22,452,041
Transportation 1.6%
Air Transport Services Group, Inc. *	81,500	1,148,335
Allegiant Travel Co.	20,381	3,272,577
ArcBest Corp.	40,572	774,519
Atlas Air Worldwide Holdings, Inc. *	37,500	1,497,750
Celadon Group, Inc.	39,100	393,737
Covenant Transport Group, Inc., Class A *	21,294	423,963
Eagle Bulk Shipping, Inc. *(b)	29,680	24,477
Echo Global Logistics, Inc. *	45,275	1,058,077
Forward Air Corp.	49,182	2,241,716
Golden Ocean Group Ltd. *	112,200	97,277
Hawaiian Holdings, Inc. *	71,800	3,020,626
Heartland Express, Inc.	75,400	1,365,494
Hub Group, Inc., Class A *	56,898	2,191,711
Knight Transportation, Inc.	96,600	2,566,662
Marten Transport Ltd.	35,365	659,911
Matson, Inc.	61,131	2,376,773
Navios Maritime Holdings, Inc.	116,400	136,188
P.A.M. Transportation Services, Inc. *	4,000	98,840
Park-Ohio Holdings Corp.	13,600	346,120
Radiant Logistics, Inc. *	36,754	144,811
Roadrunner Transportation Systems, Inc. *	40,900	483,438
Safe Bulkers, Inc.	57,100	70,804
Saia, Inc. *	37,900	1,096,068
Scorpio Bulkers, Inc. *(b)	40,575	156,214
SkyWest, Inc.	81,212	1,908,482
Swift Transportation Co. *	126,600	2,104,092
Ultrapetrol Bahamas Ltd. *	33,800	9,437
Universal Truckload Services, Inc.	11,747	167,512
USA Truck, Inc. *	14,200	251,624
Virgin America, Inc. *(b)	33,501	1,865,671
Werner Enterprises, Inc.	67,949	1,721,828
Wesco Aircraft Holdings, Inc. *	93,300	1,346,319
XPO Logistics, Inc. *(b)	110,902	3,342,586
YRC Worldwide, Inc. *	47,400	436,080
		38,799,719
Utilities 4.0%
Abengoa Yield plc (b)	72,984	1,315,902
ALLETE, Inc.	75,399	4,236,670
American States Water Co.	58,600	2,443,034
Artesian Resources Corp., Class A	10,500	283,395
Atlantic Power Corp. (b)	168,800	449,008
Avista Corp.	97,730	3,916,041

34    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Black Hills Corp.	79,298	4,804,666
California Water Service Group	71,774	2,004,648
Chesapeake Utilities Corp.	23,400	1,392,768
Connecticut Water Service, Inc.	18,400	865,168
Consolidated Water Co., Ltd.	20,376	283,023
Dynegy, Inc. *	182,700	3,221,001
El Paso Electric Co.	63,303	2,854,965
Genie Energy Ltd., Class B *	16,911	124,634
IDACORP, Inc.	74,243	5,399,694
MGE Energy, Inc.	53,840	2,683,924
Middlesex Water Co.	21,485	785,921
New Jersey Resources Corp.	130,300	4,649,104
Northwest Natural Gas Co.	42,495	2,190,192
NorthWestern Corp.	72,569	4,124,822
NRG Yield, Inc., Class A	59,933	906,786
NRG Yield, Inc., Class C	91,524	1,480,858
ONE Gas, Inc.	80,200	4,689,294
Ormat Technologies, Inc.	58,273	2,529,048
Otter Tail Corp.	59,153	1,710,705
Pattern Energy Group, Inc.	85,900	1,803,900
Piedmont Natural Gas Co., Inc.	122,206	7,307,919
PNM Resources, Inc.	119,300	3,779,424
Portland General Electric Co.	136,908	5,437,986
SJW Corp.	24,600	846,486
South Jersey Industries, Inc.	104,020	2,903,198
Southwest Gas Corp.	68,396	4,439,584
Spark Energy, Inc., Class A	2,400	61,872
Spire, Inc.	66,671	4,264,277
Talen Energy Corp. *	127,547	1,487,198
TerraForm Global, Inc., Class A *(b)	83,500	242,985
The Empire District Electric Co.	66,300	2,232,321
The York Water Co.	19,200	569,280
Unitil Corp.	22,100	873,392
Vivint Solar, Inc. *	27,000	90,180
WGL Holdings, Inc.	76,233	5,175,458
		100,860,731
Total Common Stock
(Cost $1,981,827,802)		2,510,738,263

Rights 0.0% of net assets
Banks 0.0%
Enterprise Bank & Trust *(a)(d)	13,914	1,625
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)(d)	224,713	249,431
Omthera Pharmaceutical CVR *(a)(d)	8,400	—
		249,431
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(d)	84,700	160,083
Total Rights
(Cost $462,876)		411,139

Security	Number of Shares	Value ($)
Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(d)	24,500	—
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Asterias Biotherapeutics, Inc. *(b)	3,025	1,815
Total Warrants
(Cost $1,724)		1,815

Other Investment Company 4.4% of net assets
Securities Lending Collateral 4.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	109,377,623	109,377,623
Total Other Investment Company
(Cost $109,377,623)		109,377,623
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (e)	5,599,652	5,599,652
Total Short-Term Investment
(Cost $5,599,652)		5,599,652

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,117,072,471 and the unrealized appreciation and depreciation were $783,580,204 and ($274,524,183), respectively, with a net unrealized appreciation of $509,056,021.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $524,867 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $104,636,123.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

See financial notes    35

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	35	3,946,600	(58,825)
36    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,979,734,381	4,557,356,922
0.0%	Rights	67,393	58,980
0.0%	Warrants	—	—
0.6%	Other Investment Company	30,052,867	30,052,867
0.9%	Short-Term Investment	39,325,202	39,325,202
100.5%	Total Investments	3,049,179,843	4,626,793,971
(0.5%)	Other Assets and Liabilities, Net		(21,550,394)
100.0%	Net Assets		4,605,243,577

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	13,400	207,834
Autoliv, Inc.	18,600	2,277,942
BorgWarner, Inc.	44,800	1,609,216
Cooper Tire & Rubber Co.	8,900	307,406
Cooper-Standard Holding, Inc. *	5,400	416,394
Dana Holding Corp.	35,200	455,136
Delphi Automotive plc	55,685	4,100,087
Dorman Products, Inc. *	5,000	268,950
Drew Industries, Inc.	5,400	350,082
Federal-Mogul Holdings Corp. *	22,200	205,128
Ford Motor Co.	781,740	10,600,394
General Motors Co.	295,685	9,402,783
Gentex Corp.	59,600	955,984
Gentherm, Inc. *	13,007	477,877
Harley-Davidson, Inc.	42,093	2,013,308
Horizon Global Corp. *	3,717	45,608
Johnson Controls, Inc.	132,500	5,485,500
Lear Corp.	14,000	1,611,820
Modine Manufacturing Co. *	12,100	130,801
Standard Motor Products, Inc.	7,500	266,325
Stoneridge, Inc. *	13,100	186,806
Strattec Security Corp.	1,500	79,350
Tenneco, Inc. *	10,080	537,264
Tesla Motors, Inc. *(c)	21,170	5,096,889
The Goodyear Tire & Rubber Co.	53,637	1,553,864
Thor Industries, Inc.	7,500	480,150
Tower International, Inc.	5,564	127,694
Security	Number of Shares	Value ($)
Visteon Corp.	8,000	637,360
Winnebago Industries, Inc.	7,400	160,136
		50,048,088
Banks 5.8%
1st Source Corp.	6,080	209,395
Ameris Bancorp	6,348	199,327
Arrow Financial Corp.	3,526	99,292
Associated Banc-Corp.	25,000	456,000
Astoria Financial Corp.	19,300	290,272
BancFirst Corp.	2,300	143,451
BancorpSouth, Inc.	16,112	378,471
Bank Mutual Corp.	18,268	147,605
Bank of America Corp.	2,144,301	31,221,023
Bank of Hawaii Corp.	10,000	684,100
Bank of the Ozarks, Inc.	22,800	941,640
BankUnited, Inc.	26,896	927,912
Banner Corp.	5,571	238,327
BB&T Corp.	172,807	6,113,912
BBCN Bancorp, Inc.	19,100	298,342
Beneficial Bancorp, Inc. *	29,899	415,297
Berkshire Hills Bancorp, Inc.	8,000	217,120
BNC Bancorp	11,012	246,228
BofI Holding, Inc. *	20,000	407,400
BOK Financial Corp.	3,740	225,073
Boston Private Financial Holdings, Inc.	20,729	253,308
Brookline Bancorp, Inc.	11,705	133,203
Bryn Mawr Bank Corp.	3,400	96,628
Camden National Corp.	2,500	108,775
Capital Bank Financial Corp., Class A	10,300	311,369
Capital City Bank Group, Inc.	6,875	101,888
Capitol Federal Financial, Inc.	21,963	291,888
Cardinal Financial Corp.	3,700	81,881
Cathay General Bancorp	16,006	488,503
CenterState Banks, Inc.	17,590	286,541
Central Pacific Financial Corp.	10,269	239,679
Century Bancorp, Inc., Class A	800	34,000
Chemical Financial Corp.	8,683	333,948
CIT Group, Inc.	38,200	1,320,574
Citigroup, Inc.	614,589	28,443,179
Citizens Financial Group, Inc.	123,800	2,828,830
City Holding Co.	4,800	235,776
Columbia Banking System, Inc.	9,951	293,455
Comerica, Inc.	39,159	1,738,660
Commerce Bancshares, Inc.	19,507	913,318
Community Bank System, Inc.	10,700	423,399
Community Trust Bancorp, Inc.	2,735	98,105
Cullen/Frost Bankers, Inc.	12,600	806,274
CVB Financial Corp.	19,411	333,481
Dime Community Bancshares, Inc.	6,875	124,506
Eagle Bancorp, Inc. *	5,760	292,032
East West Bancorp, Inc.	29,100	1,090,959
Essent Group Ltd. *	14,900	304,258
EverBank Financial Corp.	15,400	232,232
F.N.B. Corp.	47,061	622,146
Fifth Third Bancorp	166,314	3,045,209
First BanCorp (Puerto Rico) *	56,579	220,658
First Busey Corp.	6,733	137,623

See financial notes    37

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Citizens BancShares, Inc., Class A	1,900	484,500
First Commonwealth Financial Corp.	24,904	228,619
First Financial Bancorp	10,339	201,611
First Financial Bankshares, Inc. (c)	18,200	589,316
First Financial Corp.	2,600	92,118
First Horizon National Corp.	45,216	636,641
First Interstate BancSystem, Inc., Class A	8,900	241,190
First Merchants Corp.	9,041	231,902
First Midwest Bancorp, Inc.	15,825	292,446
First Niagara Financial Group, Inc.	78,465	828,590
First Republic Bank	33,724	2,371,472
First United Corp. *	2,200	24,706
FirstMerit Corp.	27,289	604,724
Flagstar Bancorp, Inc. *	8,060	190,780
Flushing Financial Corp.	6,800	135,660
Fulton Financial Corp.	28,262	395,385
Glacier Bancorp, Inc.	10,497	271,767
Great Southern Bancorp, Inc.	3,400	128,724
Great Western Bancorp, Inc.	13,000	409,760
Hancock Holding Co.	12,344	320,574
Hanmi Financial Corp.	7,000	161,840
Heartland Financial USA, Inc.	2,500	83,775
Heritage Financial Corp.	6,135	113,191
Hilltop Holdings, Inc. *	14,975	297,404
Home BancShares, Inc.	11,500	494,385
Huntington Bancshares, Inc.	177,099	1,781,616
IBERIABANK Corp.	6,075	358,364
Independent Bank Corp., Massachusetts	5,700	268,071
Independent Bank Corp., Michigan	431	6,530
International Bancshares Corp.	13,484	353,146
Investors Bancorp, Inc.	78,997	912,415
JPMorgan Chase & Co.	759,563	48,004,382
Kearny Financial Corp.	12,423	156,778
KeyCorp	192,190	2,362,015
Lakeland Financial Corp.	3,700	174,973
LegacyTexas Financial Group, Inc.	8,700	214,542
LendingTree, Inc. *(c)	2,444	218,665
M&T Bank Corp.	35,266	4,172,673
MainSource Financial Group, Inc.	5,535	120,940
MB Financial, Inc.	13,857	481,669
Merchants Bancshares, Inc.	3,650	111,106
MGIC Investment Corp. *	62,600	452,598
MutualFirst Financial, Inc.	2,000	52,600
National Bank Holdings Corp., Class A	12,800	255,872
Nationstar Mortgage Holdings, Inc. *(c)	10,200	118,218
NBT Bancorp, Inc.	11,500	325,910
New York Community Bancorp, Inc.	114,285	1,717,704
Northfield Bancorp, Inc.	15,765	250,033
Northrim BanCorp, Inc.	4,281	110,450
Northwest Bancshares, Inc.	19,350	271,287
OceanFirst Financial Corp.	7,150	139,282
Ocwen Financial Corp. *	18,620	42,081
OFG Bancorp	8,163	72,079
Old National Bancorp	16,800	225,120
Oritani Financial Corp.	6,000	103,980
PacWest Bancorp	24,833	992,823
Security	Number of Shares	Value ($)
Park National Corp.	4,845	444,771
People's United Financial, Inc.	79,087	1,225,849
Peoples Financial Corp. *	3,000	32,520
PHH Corp. *	22,086	283,363
Pinnacle Financial Partners, Inc.	6,475	318,376
Popular, Inc.	19,720	586,078
Premier Financial Bancorp, Inc.	2,645	42,214
PrivateBancorp, Inc.	21,000	873,810
Prosperity Bancshares, Inc.	17,300	912,921
Provident Financial Holdings, Inc.	4,350	75,255
Provident Financial Services, Inc.	14,017	280,060
Radian Group, Inc.	34,300	438,697
Regions Financial Corp.	273,873	2,568,929
Renasant Corp.	8,910	305,969
Republic Bancorp, Inc., Class A	6,521	178,089
S&T Bancorp, Inc.	12,400	318,308
Sandy Spring Bancorp, Inc.	5,900	168,681
Seacoast Banking Corp. of Florida *	3,936	63,842
ServisFirst Bancshares, Inc.	5,000	246,400
Shore Bancshares, Inc.	1,250	14,675
Signature Bank *	11,500	1,585,045
Simmons First National Corp., Class A	4,000	186,800
South State Corp.	5,584	390,768
Southside Bancshares, Inc.	4,978	145,407
Southwest Bancorp, Inc.	7,800	125,190
State Bank Financial Corp.	6,200	129,456
Sterling Bancorp	19,185	313,483
Stock Yards Bancorp, Inc.	3,670	148,415
Suffolk Bancorp	4,600	110,354
Sun Bancorp, Inc. *	3,863	83,016
SunTrust Banks, Inc.	106,857	4,460,211
SVB Financial Group *	11,800	1,230,504
Synovus Financial Corp.	28,042	873,789
Talmer Bancorp, Inc., Class A	15,000	291,000
TCF Financial Corp.	32,100	437,844
Texas Capital Bancshares, Inc. *	7,800	357,396
TFS Financial Corp.	19,500	349,050
The First of Long Island Corp.	6,000	183,660
The PNC Financial Services Group, Inc.	105,342	9,246,921
Timberland Bancorp, Inc.	2,000	27,640
Tompkins Financial Corp.	4,024	262,928
Towne Bank	21,600	453,600
TriCo Bancshares	5,682	152,959
TrustCo Bank Corp.	20,657	132,411
Trustmark Corp.	14,762	361,817
U.S. Bancorp	341,837	14,593,022
UMB Financial Corp.	7,774	433,401
Umpqua Holdings Corp.	51,951	822,384
Union Bankshares Corp.	12,893	340,504
United Bankshares, Inc.	12,300	475,887
United Community Banks, Inc.	11,678	235,078
United Financial Bancorp, Inc.	14,699	190,793
Valley National Bancorp	77,242	730,709
Walker & Dunlop, Inc. *	9,700	213,885
Walter Investment Management Corp. *	5,325	38,606
Washington Federal, Inc.	14,942	362,941
Washington Trust Bancorp, Inc.	3,600	131,868
Webster Financial Corp.	21,963	804,724
Wells Fargo & Co.	959,513	47,956,460

38    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
WesBanco, Inc.	7,756	249,200
Westamerica Bancorp (c)	5,200	253,344
Western Alliance Bancorp *	16,600	607,228
Wilshire Bancorp, Inc.	9,900	106,623
Wintrust Financial Corp.	8,900	462,978
WSFS Financial Corp.	6,000	204,840
Zions Bancorp	42,725	1,175,792
		266,594,212
Capital Goods 7.6%
3M Co.	126,757	21,216,587
A.O. Smith Corp.	17,500	1,351,350
AAON, Inc.	10,279	272,599
AAR Corp.	8,400	201,936
Actuant Corp., Class A	10,280	274,579
Acuity Brands, Inc.	9,100	2,219,399
AECOM *	31,725	1,030,745
Aegion Corp. *	4,300	91,289
Aerojet Rocketdyne Holdings, Inc. *	11,600	210,192
Aerovironment, Inc. *	4,200	121,296
AGCO Corp.	15,462	826,753
Air Lease Corp.	17,400	530,352
Aircastle Ltd.	14,100	305,970
Alamo Group, Inc.	2,500	141,100
Albany International Corp., Class A	6,718	270,668
Allegion plc	17,433	1,140,990
Allison Transmission Holdings, Inc.	38,555	1,110,770
Altra Industrial Motion Corp.	4,300	123,410
American Railcar Industries, Inc. (c)	4,500	184,545
American Science & Engineering, Inc.	2,000	57,300
American Superconductor Corp. *	520	5,179
American Woodmark Corp. *	4,000	291,360
AMETEK, Inc.	50,659	2,436,191
Apogee Enterprises, Inc.	6,600	273,504
Applied Industrial Technologies, Inc.	6,525	299,041
Armstrong Flooring, Inc. *	4,247	61,836
Armstrong World Industries, Inc. *	8,495	346,681
Astec Industries, Inc.	5,700	275,880
Astronics Corp. *	2,550	94,223
AZZ, Inc.	5,700	313,044
B/E Aerospace, Inc.	22,900	1,113,627
Babcock & Wilcox Enterprises, Inc. *	8,700	198,795
Barnes Group, Inc.	11,200	363,888
Beacon Roofing Supply, Inc. *	16,100	687,953
Briggs & Stratton Corp.	11,400	241,338
Builders FirstSource, Inc. *	17,100	189,639
BWX Technologies, Inc.	24,900	831,411
Carlisle Cos., Inc.	15,000	1,528,500
Caterpillar, Inc.	121,269	9,425,027
Chart Industries, Inc. *	4,400	113,256
Chicago Bridge & Iron Co., N.V.	17,800	716,450
CIRCOR International, Inc.	3,750	211,688
CLARCOR, Inc.	14,800	869,796
Colfax Corp. *	32,600	1,057,218
Columbus McKinnon Corp.	4,300	70,993
Comfort Systems USA, Inc.	7,700	227,073
Crane Co.	13,000	722,410
Cubic Corp.	4,500	187,065
Cummins, Inc.	32,400	3,791,772
Security	Number of Shares	Value ($)
Curtiss-Wright Corp.	9,100	696,878
Danaher Corp.	119,974	11,607,484
Deere & Co.	63,754	5,362,349
DigitalGlobe, Inc. *	12,322	273,056
Donaldson Co., Inc.	22,100	722,228
Dover Corp.	29,661	1,948,728
Ducommun, Inc. *	3,200	50,912
DXP Enterprises, Inc. *	1,700	37,145
Dycom Industries, Inc. *	5,300	374,180
Dynamic Materials Corp.	6,800	66,436
Eaton Corp. plc	99,177	6,274,929
EMCOR Group, Inc.	12,700	615,696
Emerson Electric Co.	137,908	7,533,914
Encore Wire Corp.	4,600	175,950
EnerSys	7,500	437,775
Engility Holdings, Inc. *	4,116	80,962
EnPro Industries, Inc.	4,900	287,042
ESCO Technologies, Inc.	3,900	150,072
Esterline Technologies Corp. *	5,900	405,094
Fastenal Co.	56,432	2,640,453
Federal Signal Corp.	12,800	175,232
Flowserve Corp.	27,700	1,352,037
Fluor Corp.	28,519	1,558,849
Fortune Brands Home & Security, Inc.	35,900	1,989,219
Franklin Electric Co., Inc.	9,700	306,423
FreightCar America, Inc.	2,500	42,875
FuelCell Energy, Inc. *(c)	2,450	14,602
GATX Corp.	8,900	408,866
Generac Holdings, Inc. *	12,500	476,500
General Cable Corp.	6,700	104,788
General Dynamics Corp.	60,800	8,543,616
General Electric Co.	1,945,400	59,821,050
Gibraltar Industries, Inc. *	6,300	166,635
Graco, Inc.	10,812	847,553
Granite Construction, Inc.	8,150	363,409
Great Lakes Dredge & Dock Corp. *	11,600	53,012
Griffon Corp.	15,100	238,731
H&E Equipment Services, Inc.	6,800	137,564
Hardinge, Inc.	4,800	62,400
Harsco Corp.	11,300	80,117
HD Supply Holdings, Inc. *	34,600	1,186,088
HEICO Corp.	5,175	317,279
HEICO Corp., Class A	6,000	307,080
Hexcel Corp.	21,200	959,724
Hillenbrand, Inc.	17,800	539,518
Honeywell International, Inc.	158,780	18,143,791
Hubbell, Inc.	11,300	1,195,088
Huntington Ingalls Industries, Inc.	10,672	1,544,985
Hyster-Yale Materials Handling, Inc.	2,300	140,875
IDEX Corp.	19,025	1,558,148
Illinois Tool Works, Inc.	67,100	7,013,292
Ingersoll-Rand plc	51,700	3,388,418
Integrated Electrical Services, Inc. *	5,105	61,617
ITT Corp.	15,000	575,550
Jacobs Engineering Group, Inc. *	21,700	967,386
John Bean Technologies Corp.	4,983	259,814
Joy Global, Inc.	17,550	373,815
Kadant, Inc.	3,001	142,097
Kaman Corp.	5,700	239,913
KBR, Inc.	24,000	373,440

See financial notes    39

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kennametal, Inc.	14,700	343,686
KLX, Inc. *	9,000	303,480
Kratos Defense & Security Solutions, Inc. *	10,180	54,056
L-3 Communications Holdings, Inc.	16,200	2,130,786
L.B. Foster Co., Class A	1,400	27,552
Lawson Products, Inc. *	5,500	107,745
Layne Christensen Co. *	4,500	40,005
Lennox International, Inc.	7,471	1,008,211
Lincoln Electric Holdings, Inc.	13,600	852,312
Lindsay Corp. (c)	3,100	237,026
Lockheed Martin Corp.	54,635	12,696,081
Lydall, Inc. *	5,500	202,345
Manitowoc Foodservice, Inc. *	23,200	348,232
Masco Corp.	69,200	2,125,132
Masonite International Corp. *	12,700	859,282
MasTec, Inc. *	15,750	356,895
Mercury Systems, Inc. *	7,800	163,956
Meritor, Inc. *	22,600	192,100
Moog, Inc., Class A *	7,587	370,701
MRC Global, Inc. *	15,600	218,088
MSC Industrial Direct Co., Inc., Class A	12,000	930,000
Mueller Industries, Inc.	11,800	372,408
Mueller Water Products, Inc., Class A	23,139	248,744
MYR Group, Inc. *	8,500	216,835
National Presto Industries, Inc.	2,900	252,851
Navistar International Corp. *(c)	11,600	175,044
NCI Building Systems, Inc. *	14,480	213,435
NN, Inc.	1,800	27,072
Nordson Corp.	9,500	728,935
Nortek, Inc. *	3,200	150,912
Northrop Grumman Corp.	37,659	7,767,545
NOW, Inc. *	18,205	328,782
Omega Flex, Inc.	700	23,058
Orbital ATK, Inc.	11,194	973,878
Oshkosh Corp.	14,300	698,555
Owens Corning	26,800	1,234,676
PACCAR, Inc.	75,022	4,419,546
Parker-Hannifin Corp.	26,900	3,120,938
Pentair plc	34,885	2,026,121
Powell Industries, Inc.	2,800	87,136
Preformed Line Products Co.	1,000	41,970
Primoris Services Corp.	6,900	161,391
Proto Labs, Inc. *	4,800	287,184
Quanex Building Products Corp.	6,125	115,395
Quanta Services, Inc. *	46,271	1,097,548
Raven Industries, Inc.	5,600	90,104
Raytheon Co.	62,177	7,856,064
RBC Bearings, Inc. *	6,000	439,800
Regal Beloit Corp.	8,700	560,454
Rexnord Corp. *	29,900	651,820
Rockwell Automation, Inc.	28,431	3,226,066
Rockwell Collins, Inc.	27,200	2,398,768
Roper Technologies, Inc.	20,959	3,690,670
Rush Enterprises, Inc., Class A *	8,200	161,458
Sensata Technologies Holding N.V. *	34,800	1,310,916
Simpson Manufacturing Co., Inc.	6,200	233,120
Snap-on, Inc.	12,280	1,955,958
SolarCity Corp. *	13,500	409,320
Security	Number of Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A *	31,100	1,466,365
SPX Corp.	7,110	114,471
SPX FLOW, Inc. *	7,110	213,016
Standex International Corp.	3,000	230,070
Stanley Black & Decker, Inc.	29,213	3,269,519
Sun Hydraulics Corp.	5,600	198,128
TAL International Group, Inc. *	6,000	102,600
TASER International, Inc. *	11,800	215,468
Teledyne Technologies, Inc. *	6,757	628,063
Tennant Co.	4,200	224,322
Terex Corp.	18,400	439,576
Textainer Group Holdings Ltd. (c)	9,500	146,585
Textron, Inc.	56,100	2,169,948
The Boeing Co.	129,036	17,394,053
The Gorman-Rupp Co.	5,141	145,439
The Greenbrier Cos., Inc. (c)	5,800	173,942
The KEYW Holding Corp. *	8,400	57,876
The Manitowoc Co., Inc.	23,200	132,240
The Middleby Corp. *	11,500	1,260,860
The Timken Co.	13,100	466,753
The Toro Co.	10,600	916,370
Thermon Group Holdings, Inc. *	9,500	178,030
Titan International, Inc.	6,925	45,913
Titan Machinery, Inc. *	3,600	46,800
TransDigm Group, Inc. *	11,800	2,688,866
Trex Co., Inc. *	5,400	256,230
TriMas Corp. *	9,293	168,203
Trinity Industries, Inc.	28,300	552,133
Triumph Group, Inc.	8,100	293,058
Tutor Perini Corp. *	7,100	112,322
United Rentals, Inc. *	18,900	1,264,977
United Technologies Corp.	159,328	16,629,063
Universal Forest Products, Inc.	4,600	352,590
USG Corp. *	16,900	456,469
Valmont Industries, Inc.	4,300	603,634
Vectrus, Inc. *	1,938	41,783
Veritiv Corp. *	1,466	60,135
Vicor Corp. *	9,900	94,941
W.W. Grainger, Inc.	12,100	2,837,692
Wabash National Corp. *	11,200	159,600
WABCO Holdings, Inc. *	10,233	1,147,733
Wabtec Corp.	19,456	1,613,486
Watsco, Inc.	6,800	914,396
Watts Water Technologies, Inc., Class A	11,800	659,266
WESCO International, Inc. *	8,100	476,199
Woodward, Inc.	10,500	569,205
Xylem, Inc.	41,800	1,746,404
		349,656,287
Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	13,900	447,163
Acacia Research Corp.	15,600	75,192
ACCO Brands Corp. *	42,001	400,690
AMREP Corp. *	2,500	11,125
ARC Document Solutions, Inc. *	7,000	28,840
Brady Corp., Class A	6,400	169,536
Casella Waste Systems, Inc., Class A *	13,300	95,228
CDI Corp.	5,500	39,325

40    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CEB, Inc.	5,500	339,295
Cenveo, Inc. *	7,300	3,795
Cintas Corp.	19,650	1,764,177
Clean Harbors, Inc. *	9,100	449,540
Compx International, Inc.	2,000	21,350
Copart, Inc. *	27,218	1,166,019
Covanta Holding Corp.	26,400	429,264
CRA International, Inc. *	4,200	91,140
Deluxe Corp.	12,100	759,638
Ennis, Inc.	6,500	127,010
Equifax, Inc.	23,895	2,873,374
Essendant, Inc.	5,800	178,582
Exponent, Inc.	6,600	328,944
FTI Consulting, Inc. *	5,700	229,710
G&K Services, Inc., Class A	4,100	289,665
GP Strategies Corp. *	1,500	35,010
Healthcare Services Group, Inc.	12,656	479,030
Heidrick & Struggles International, Inc.	5,000	98,650
Herman Miller, Inc.	8,700	262,479
HNI Corp.	12,700	555,244
Hudson Global, Inc.	3,220	8,340
Huron Consulting Group, Inc. *	5,000	278,050
ICF International, Inc. *	6,500	255,905
IHS, Inc., Class A *	15,200	1,872,336
InnerWorkings, Inc. *	7,400	60,458
Insperity, Inc.	6,800	358,836
Interface, Inc.	8,400	142,968
KAR Auction Services, Inc.	29,400	1,105,440
Kelly Services, Inc., Class A	5,700	106,989
Kforce, Inc.	7,105	135,066
Kimball International, Inc., Class B	9,100	105,924
Knoll, Inc.	7,000	163,450
Korn/Ferry International	6,600	179,124
ManpowerGroup, Inc.	14,537	1,119,785
Mastech Holdings, Inc. *	675	4,705
Matthews International Corp., Class A	5,300	278,992
McGrath RentCorp	4,600	112,148
Mistras Group, Inc. *	4,000	97,480
Mobile Mini, Inc.	14,700	474,075
MSA Safety, Inc.	8,700	418,383
Multi-Color Corp.	4,625	276,714
Navigant Consulting, Inc. *	14,000	223,440
Nielsen Holdings plc	75,100	3,915,714
NL Industries, Inc. *	7,800	23,946
On Assignment, Inc. *	6,500	234,390
Performant Financial Corp. *	7,700	13,783
Pitney Bowes, Inc.	35,500	744,435
Quad Graphics, Inc.	9,800	122,990
R.R. Donnelley & Sons Co.	36,638	637,501
Republic Services, Inc.	47,845	2,252,064
Resources Connection, Inc.	11,300	166,901
Robert Half International, Inc.	26,900	1,030,539
Rollins, Inc.	21,927	589,178
RPX Corp. *	10,300	114,124
Steelcase, Inc., Class A	11,500	175,490
Stericycle, Inc. *	16,600	1,586,296
Team, Inc. *	4,548	130,664
Tetra Tech, Inc.	13,131	386,051
The ADT Corp.	33,866	1,421,695
The Advisory Board Co. *	13,800	436,632
Security	Number of Shares	Value ($)
The Brink's Co.	7,100	240,264
The Dun & Bradstreet Corp.	7,840	865,614
TRC Cos., Inc. *	3,350	28,676
TriNet Group, Inc. *	11,600	192,792
TrueBlue, Inc. *	10,100	188,769
Tyco International plc	86,958	3,349,622
UniFirst Corp.	3,700	401,006
US Ecology, Inc.	3,500	157,605
Verisk Analytics, Inc. *	31,000	2,404,980
Viad Corp.	3,625	107,844
Virco Manufacturing Corp. *	1,170	3,744
WageWorks, Inc. *	11,900	640,934
Waste Connections, Inc.	26,412	1,776,999
Waste Management, Inc.	84,110	4,944,827
West Corp.	11,812	253,131
		49,066,823
Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,400	39,912
Beazer Homes USA, Inc. *	10,835	89,064
Brunswick Corp.	18,400	883,752
CalAtlantic Group, Inc.	12,527	405,499
Callaway Golf Co.	31,065	290,147
Carter's, Inc.	9,400	1,002,698
Cavco Industries, Inc. *	1,610	141,181
Coach, Inc.	66,208	2,666,196
Columbia Sportswear Co.	6,900	404,133
Crocs, Inc. *	15,000	125,250
CSS Industries, Inc.	4,800	134,208
D.R. Horton, Inc.	64,190	1,929,551
Deckers Outdoor Corp. *	7,500	433,575
Ethan Allen Interiors, Inc.	10,200	347,208
Flexsteel Industries, Inc.	1,900	77,691
Foamex International, Inc. *(b)(e)	2,278	—
Fossil Group, Inc. *	7,662	310,311
G-III Apparel Group Ltd. *	11,300	511,325
Garmin Ltd.	22,300	950,649
GoPro, Inc., Class A *(c)	15,000	189,600
Hanesbrands, Inc.	78,188	2,269,798
Harman International Industries, Inc.	17,000	1,304,920
Hasbro, Inc.	22,600	1,912,864
Helen of Troy Ltd. *	5,000	497,650
Hovnanian Enterprises, Inc., Class A *	50,500	84,335
Iconix Brand Group, Inc. *	9,600	81,408
iRobot Corp. *	7,300	272,874
JAKKS Pacific, Inc. *(c)	7,500	56,250
Kate Spade & Co. *	27,500	707,575
KB Home (c)	19,700	267,329
La-Z-Boy, Inc.	7,500	194,025
Leggett & Platt, Inc.	28,300	1,394,907
Lennar Corp., Class A	36,290	1,644,300
Libbey, Inc.	7,232	134,515
lululemon athletica, Inc. *	23,957	1,570,381
M.D.C. Holdings, Inc.	9,003	221,564
M/I Homes, Inc. *	3,000	60,300
Marine Products Corp.	405	3,317
Mattel, Inc.	66,200	2,058,158
Meritage Homes Corp. *	5,900	200,777
Michael Kors Holdings Ltd. *	38,700	1,999,242

See financial notes    41

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mohawk Industries, Inc. *	12,319	2,373,009
Movado Group, Inc.	5,800	163,618
NACCO Industries, Inc., Class A	1,900	113,088
Nautilus, Inc. *	9,825	173,313
Newell Brands, Inc.	93,301	4,248,928
NIKE, Inc., Class B	279,390	16,467,247
NVR, Inc. *	700	1,162,903
Oxford Industries, Inc.	2,500	166,050
Perry Ellis International, Inc. *	5,500	104,775
Polaris Industries, Inc.	11,781	1,153,124
PulteGroup, Inc.	68,976	1,268,469
PVH Corp.	16,411	1,568,892
Ralph Lauren Corp.	12,400	1,155,804
Sequential Brands Group, Inc. *	18,160	100,788
Skechers U.S.A., Inc., Class A *	25,800	852,690
Skyline Corp. *(c)	2,600	23,530
Smith & Wesson Holding Corp. *	12,400	270,692
Stanley Furniture Co., Inc. *	6,875	17,600
Steven Madden Ltd. *	24,112	844,161
Sturm, Ruger & Co., Inc.	2,700	172,881
Superior Uniform Group, Inc.	3,200	60,864
Taylor Morrison Home Corp., Class A *	9,876	142,214
Tempur Sealy International, Inc. *	13,900	843,313
Toll Brothers, Inc. *	31,200	851,760
TopBuild Corp. *	7,688	240,019
TRI Pointe Group, Inc. *	25,000	290,000
Tumi Holdings, Inc. *	9,200	245,456
Tupperware Brands Corp.	9,700	563,279
Under Armour, Inc., Class A *	37,400	1,643,356
Under Armour, Inc., Class C *	37,400	1,525,920
Universal Electronics, Inc. *	5,200	345,332
Vera Bradley, Inc. *	11,000	192,940
VF Corp.	66,900	4,218,045
Vince Holding Corp. *	5,757	35,578
Vista Outdoor, Inc. *	11,074	531,330
Whirlpool Corp.	17,614	3,067,302
Wolverine World Wide, Inc.	27,500	521,125
		75,587,834
Consumer Services 2.3%
American Public Education, Inc. *	5,600	129,696
Apollo Education Group, Inc. *	16,450	128,310
Aramark	46,800	1,568,268
Ascent Capital Group, Inc., Class A *	3,116	46,958
Belmond Ltd., Class A *	12,600	115,416
Biglari Holdings, Inc. *	279	104,329
BJ's Restaurants, Inc. *	7,300	325,580
Bloomin' Brands, Inc.	20,900	390,830
Bob Evans Farms, Inc.	4,200	191,268
Boyd Gaming Corp. *	21,300	397,032
Bridgepoint Education, Inc. *	13,700	130,698
Bright Horizons Family Solutions, Inc. *	13,712	899,781
Brinker International, Inc.	12,650	585,948
Buffalo Wild Wings, Inc. *	4,800	641,568
Caesars Entertainment Corp. *(c)	8,300	56,689
Career Education Corp. *	25,114	134,109
Carnival Corp.	95,439	4,681,283
Chipotle Mexican Grill, Inc. *	6,179	2,601,174
Security	Number of Shares	Value ($)
Choice Hotels International, Inc.	12,200	618,052
Churchill Downs, Inc.	2,900	389,122
Chuy's Holdings, Inc. *	6,760	206,450
ClubCorp Holdings, Inc.	10,442	139,401
Cracker Barrel Old Country Store, Inc. (c)	5,146	753,426
Darden Restaurants, Inc.	25,500	1,587,375
Denny's Corp. *	21,100	208,679
DeVry Education Group, Inc.	9,400	163,090
Diamond Resorts International, Inc. *	12,100	256,641
DineEquity, Inc.	3,000	258,000
Domino's Pizza, Inc.	12,200	1,474,736
Dover Downs Gaming & Entertainment, Inc. *	5,899	6,371
Dover Motorsports, Inc.	1,400	3,220
Dunkin' Brands Group, Inc.	21,600	1,004,400
Eldorado Resorts, Inc. *	5,800	76,038
Extended Stay America, Inc.	13,200	206,580
Fiesta Restaurant Group, Inc. *	4,300	138,073
Golden Entertainment, Inc. *	3,400	41,140
Graham Holdings Co., Class B	900	428,886
Grand Canyon Education, Inc. *	8,500	371,705
H&R Block, Inc.	54,700	1,107,128
Hilton Worldwide Holdings, Inc.	103,347	2,278,801
Houghton Mifflin Harcourt Co. *	19,600	401,996
Hyatt Hotels Corp., Class A *	9,600	459,648
International Speedway Corp., Class A	6,445	215,843
Interval Leisure Group, Inc. (c)	10,769	152,058
Isle of Capri Casinos, Inc. *	11,800	175,820
ITT Educational Services, Inc. *	5,600	12,040
J Alexander's Holdings, Inc. *	2,846	29,314
Jack in the Box, Inc.	7,000	472,850
K12, Inc. *	12,100	148,709
Krispy Kreme Doughnuts, Inc. *	14,100	245,481
La Quinta Holdings, Inc. *	15,800	201,766
Las Vegas Sands Corp.	74,000	3,341,100
LifeLock, Inc. *	11,000	128,040
Luby's, Inc. *	6,900	34,707
Marriott International, Inc., Class A (c)	39,208	2,748,089
Marriott Vacations Worldwide Corp.	4,080	255,571
McDonald's Corp.	189,440	23,962,266
MGM Resorts International *	95,500	2,034,150
Monarch Casino & Resort, Inc. *	8,000	152,000
Norwegian Cruise Line Holdings Ltd. *	32,100	1,569,369
Panera Bread Co., Class A *	5,600	1,201,144
Papa John's International, Inc.	6,800	384,812
Penn National Gaming, Inc. *	17,000	274,210
Pinnacle Entertainment, Inc. *	9,800	108,192
Popeyes Louisiana Kitchen, Inc. *	6,600	354,816
Red Robin Gourmet Burgers, Inc. *	2,300	149,178
Regis Corp. *	17,300	236,491
Royal Caribbean Cruises Ltd.	34,300	2,654,820
Ruby Tuesday, Inc. *	33,713	148,337
Scientific Games Corp., Class A *	10,900	108,128
SeaWorld Entertainment, Inc.	12,511	249,344
Service Corp. International	35,000	933,450
ServiceMaster Global Holdings, Inc. *	30,000	1,149,600

42    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Six Flags Entertainment Corp.	15,600	936,780
Sonic Corp.	12,868	442,273
Sotheby's	11,338	308,847
Speedway Motorsports, Inc.	6,700	117,384
Starbucks Corp.	304,794	17,138,567
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,720,872
Strayer Education, Inc. *	4,300	213,452
Texas Roadhouse, Inc.	16,100	655,592
The Cheesecake Factory, Inc.	7,087	361,508
The Wendy's Co.	50,775	551,417
Vail Resorts, Inc.	7,500	972,300
Weight Watchers International, Inc. *(c)	6,500	84,175
Wyndham Worldwide Corp.	23,044	1,634,972
Wynn Resorts Ltd.	15,600	1,377,480
Yum! Brands, Inc.	89,700	7,136,532
		104,191,741
Diversified Financials 4.6%
Affiliated Managers Group, Inc. *	11,217	1,910,479
Ally Financial, Inc. *	85,600	1,524,536
American Express Co.	171,903	11,247,613
Ameriprise Financial, Inc.	35,830	3,436,097
Arlington Asset Investment Corp., Class A	6,941	89,817
Artisan Partners Asset Management, Inc., Class A	5,500	177,705
Ashford, Inc. *	103	4,687
Associated Capital Group, Inc., Class A *	3,400	103,598
Asta Funding, Inc. *	6,000	60,060
Atlanticus Holdings Corp. *	4,629	13,980
Berkshire Hathaway, Inc., Class B *	388,202	56,475,627
BGC Partners, Inc., Class A	61,300	556,604
BlackRock, Inc.	25,832	9,204,717
Calamos Asset Management, Inc., Class A	5,000	41,200
Capital One Financial Corp.	109,257	7,909,114
Cash America International, Inc.	6,900	255,024
CBOE Holdings, Inc.	20,800	1,288,768
CME Group, Inc.	70,150	6,447,486
Cohen & Steers, Inc.	5,400	212,058
Cowen Group, Inc., Class A *	11,889	41,433
Credit Acceptance Corp. *(c)	2,100	412,167
Discover Financial Services	88,507	4,980,289
E*TRADE Financial Corp. *	53,233	1,340,407
Eaton Vance Corp.	22,700	783,831
Encore Capital Group, Inc. *(c)	5,600	157,640
Enova International, Inc. *	6,313	55,618
Evercore Partners, Inc., Class A	6,500	335,660
EZCORP, Inc., Class A *	20,600	101,970
FactSet Research Systems, Inc.	8,050	1,213,537
FBR & Co.	1,000	18,500
Federated Investors, Inc., Class B	14,650	462,940
Financial Engines, Inc.	21,200	682,852
First Cash Financial Services, Inc.	13,100	599,063
FNFV Group *	16,478	177,468
Franklin Resources, Inc.	74,800	2,793,032
FXCM, Inc., Class A *(c)	1,407	16,406
GAMCO Investors, Inc., Class A	3,400	134,538
Security	Number of Shares	Value ($)
Green Dot Corp., Class A *	10,049	223,389
Greenhill & Co., Inc.	4,500	99,090
HFF, Inc., Class A	9,800	311,934
Interactive Brokers Group, Inc., Class A	13,600	516,800
Intercontinental Exchange, Inc.	23,686	5,685,351
INTL FCStone, Inc. *	4,437	121,130
Invesco Ltd.	88,200	2,735,082
Investment Technology Group, Inc.	8,050	157,136
Janus Capital Group, Inc.	26,200	382,520
KCG Holdings, Inc., Class A *	15,533	212,802
Lazard Ltd., Class A	28,600	1,031,030
Legg Mason, Inc.	17,550	563,530
LendingClub Corp. *	51,500	406,850
Leucadia National Corp.	72,450	1,208,466
LPL Financial Holdings, Inc. (c)	22,300	588,720
MarketAxess Holdings, Inc.	8,900	1,092,564
Moody's Corp.	33,600	3,216,192
Morgan Stanley	307,525	8,321,626
Morningstar, Inc.	5,500	457,600
MSCI, Inc.	20,000	1,518,800
Nasdaq, Inc.	26,100	1,610,631
Navient Corp.	72,000	984,240
Nelnet, Inc., Class A	6,400	268,224
NewStar Financial, Inc. *	13,500	129,870
Northern Trust Corp.	45,100	3,205,708
NorthStar Asset Management Group, Inc.	33,475	416,429
OneMain Holdings, Inc. *	10,500	334,110
PICO Holdings, Inc. *	3,700	36,741
Piper Jaffray Cos. *	3,950	164,755
PRA Group, Inc. *	9,800	325,164
Raymond James Financial, Inc.	30,750	1,604,227
Resource America, Inc., Class A	4,000	25,280
S&P Global, Inc.	56,461	6,032,858
Santander Consumer USA Holdings, Inc. *	24,000	316,080
SEI Investments Co.	31,100	1,495,288
SLM Corp. *	72,000	487,440
State Street Corp.	86,760	5,405,148
Stifel Financial Corp. *	11,785	387,844
Synchrony Financial *	169,113	5,169,784
T. Rowe Price Group, Inc.	53,900	4,058,131
TD Ameritrade Holding Corp.	56,600	1,688,378
The Bank of New York Mellon Corp.	220,518	8,873,644
The Charles Schwab Corp. (a)	250,126	7,106,080
The First Marblehead Corp. *	750	2,873
The Goldman Sachs Group, Inc.	80,955	13,285,525
Virtus Investment Partners, Inc.	875	68,443
Voya Financial, Inc.	45,389	1,473,781
Waddell & Reed Financial, Inc., Class A	14,750	300,015
Westwood Holdings Group, Inc.	1,785	102,727
WisdomTree Investments, Inc. (c)	20,500	223,245
World Acceptance Corp. *(c)	3,000	130,170
		209,829,966
Energy 6.6%
Abraxas Petroleum Corp. *	36,200	55,024
Adams Resources & Energy, Inc.	2,300	92,575

See financial notes    43

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Alon USA Energy, Inc.	8,700	91,350
Anadarko Petroleum Corp.	108,268	5,712,220
Antero Resources Corp. *	27,800	786,740
Apache Corp.	77,572	4,219,917
Approach Resources, Inc. *	4,000	11,720
Archrock, Inc.	10,720	105,592
Atwood Oceanics, Inc. (c)	9,500	91,770
Baker Hughes, Inc.	89,465	4,326,527
Basic Energy Services, Inc. *(c)	8,500	27,200
Bill Barrett Corp. *	6,700	53,332
Bonanza Creek Energy, Inc. *(c)	6,200	24,056
Bristow Group, Inc.	6,000	137,520
C&J Energy Services Ltd. *	10,200	14,790
Cabot Oil & Gas Corp.	100,400	2,349,360
California Resources Corp.	70,329	154,724
Callon Petroleum Co. *	18,200	191,282
CARBO Ceramics, Inc. (c)	3,300	49,005
Carrizo Oil & Gas, Inc. *	13,100	463,347
Cheniere Energy, Inc. *	46,200	1,796,256
Chesapeake Energy Corp.	102,430	703,694
Chevron Corp.	389,323	39,781,024
Cimarex Energy Co.	20,162	2,195,239
Clayton Williams Energy, Inc. *(c)	2,500	45,325
Clean Energy Fuels Corp. *(c)	17,300	49,478
Cloud Peak Energy, Inc. *	8,700	19,227
Cobalt International Energy, Inc. *	75,700	244,511
Columbia Pipeline Group, Inc.	83,764	2,146,034
Comstock Resources, Inc. *	6,400	5,210
Concho Resources, Inc. *	26,831	3,116,957
ConocoPhillips	255,931	12,230,942
CONSOL Energy, Inc.	44,600	671,230
Contango Oil & Gas Co. *	5,200	65,416
Continental Resources, Inc. *	17,000	633,420
Core Laboratories N.V.	9,800	1,309,868
CVR Energy, Inc.	5,100	123,828
Delek US Holdings, Inc.	10,700	170,023
Denbury Resources, Inc.	57,225	220,889
Devon Energy Corp.	104,260	3,615,737
Diamond Offshore Drilling, Inc.	11,400	276,564
Diamondback Energy, Inc. *	13,721	1,187,964
Dril-Quip, Inc. *	6,700	434,294
Energen Corp.	17,500	743,575
ENGlobal Corp. *	4,000	5,560
Ensco plc, Class A	57,100	682,916
EOG Resources, Inc.	115,548	9,546,576
EP Energy Corp., Class A *(c)	19,147	94,012
EQT Corp.	32,200	2,257,220
Era Group, Inc. *	2,850	27,161
EXCO Resources, Inc. *(c)	51,400	78,128
Exterran Corp. *	5,360	82,008
Exxon Mobil Corp.	860,199	76,041,592
FMC Technologies, Inc. *	46,764	1,425,834
Forum Energy Technologies, Inc. *	11,200	187,488
Frank's International N.V.	14,000	233,100
Geospace Technologies Corp. *	1,800	29,448
Green Plains, Inc.	9,300	168,330
Gulf Island Fabrication, Inc.	4,100	30,791
Gulfmark Offshore, Inc., Class A *(c)	4,100	27,798
Gulfport Energy Corp. *	24,003	751,294
Halcon Resources Corp. *(c)	15,140	18,471
Halliburton Co.	176,644	7,297,164
Security	Number of Shares	Value ($)
Harvest Natural Resources, Inc. *	9,300	5,301
Helix Energy Solutions Group, Inc. *	14,064	121,372
Helmerich & Payne, Inc.	29,417	1,945,052
Hess Corp.	55,300	3,296,986
HollyFrontier Corp.	38,654	1,376,082
Hornbeck Offshore Services, Inc. *	5,000	58,700
Houston American Energy Corp. *	4,000	1,240
ION Geophysical Corp. *	926	8,482
Key Energy Services, Inc. *	22,300	11,794
Kinder Morgan, Inc.	391,178	6,947,321
Kosmos Energy Ltd. *	31,100	201,528
Laredo Petroleum, Inc. *	22,700	276,486
Marathon Oil Corp.	180,614	2,544,851
Marathon Petroleum Corp.	109,008	4,260,033
Matador Resources Co. *	12,100	260,755
Matrix Service Co. *	8,000	150,720
McDermott International, Inc. *	39,100	177,514
Memorial Resource Development Corp. *	16,000	209,280
Murphy Oil Corp.	29,000	1,036,460
Nabors Industries Ltd.	70,734	693,193
National Oilwell Varco, Inc.	72,822	2,624,505
Natural Gas Services Group, Inc. *	7,500	172,425
Newfield Exploration Co. *	45,100	1,634,875
Newpark Resources, Inc. *	11,500	53,705
Noble Corp. plc (c)	46,155	518,321
Noble Energy, Inc.	87,679	3,166,089
Northern Oil & Gas, Inc. *(c)	8,200	44,772
Oasis Petroleum, Inc. *	24,200	234,498
Occidental Petroleum Corp.	156,253	11,976,792
Oceaneering International, Inc.	23,100	846,615
Oil States International, Inc. *	8,600	297,904
ONEOK, Inc.	45,929	1,660,333
Pacific Ethanol, Inc. *	10,200	48,246
Panhandle Oil & Gas, Inc., Class A	6,200	117,118
Parker Drilling Co. *	18,300	55,998
Parsley Energy, Inc., Class A *	17,000	398,140
Patterson-UTI Energy, Inc.	28,500	562,875
PBF Energy, Inc., Class A	21,913	705,160
PDC Energy, Inc. *	9,300	583,947
PetroQuest Energy, Inc. *	13,200	10,443
PHI, Inc. - Non Voting Shares *	4,000	89,680
Phillips 66	96,165	7,896,108
Pioneer Energy Services Corp. *	13,100	40,741
Pioneer Natural Resources Co.	33,633	5,586,441
QEP Resources, Inc.	30,600	548,658
Range Resources Corp.	40,305	1,777,854
Resolute Energy Corp. *	11,900	7,592
REX American Resources Corp. *	4,875	265,054
Rex Energy Corp. *(c)	8,000	8,080
Rice Energy, Inc. *	12,036	208,343
RigNet, Inc. *	4,141	70,811
Rowan Cos. plc, Class A	20,500	385,605
RPC, Inc.	16,118	243,704
RSP Permian, Inc. *	12,800	391,808
Sanchez Energy Corp. *	8,700	78,213
Schlumberger Ltd.	289,103	23,226,535
SEACOR Holdings, Inc. *	4,850	285,035
SemGroup Corp., Class A	7,000	214,620
Seventy Seven Energy, Inc. *	6,366	1,214
SM Energy Co.	11,200	348,992
Southwestern Energy Co. *	79,675	1,070,035

44    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spectra Energy Corp.	140,178	4,383,366
Stone Energy Corp. *	7,383	7,236
Superior Energy Services, Inc.	26,099	440,029
Synergy Resources Corp. *	33,100	238,982
Targa Resources Corp.	39,500	1,598,170
Teekay Corp.	8,600	96,320
Tesco Corp.	7,000	66,220
Tesoro Corp.	24,700	1,968,343
TETRA Technologies, Inc. *	12,100	87,120
The Williams Cos., Inc.	138,600	2,687,454
Tidewater, Inc.	7,700	67,452
Transocean Ltd. (c)	67,500	747,900
Ultra Petroleum Corp. *	25,300	7,899
Unit Corp. *	7,400	93,684
US Silica Holdings, Inc.	10,600	270,830
VAALCO Energy, Inc. *	12,600	15,498
Valero Energy Corp.	101,280	5,962,354
W&T Offshore, Inc. *(c)	7,500	18,075
Warren Resources, Inc. *	22,100	3,284
Weatherford International plc *	195,549	1,589,813
Western Refining, Inc.	12,253	327,890
Westmoreland Coal Co. *	9,600	68,448
Whiting Petroleum Corp. *	42,070	504,840
World Fuel Services Corp.	17,400	813,102
WPX Energy, Inc. *	33,353	322,190
		304,157,180
Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	7,100	795,200
Costco Wholesale Corp.	89,585	13,270,226
CVS Health Corp.	227,637	22,877,519
Ingles Markets, Inc., Class A	4,200	151,494
PriceSmart, Inc.	7,100	614,434
Rite Aid Corp. *	201,480	1,621,914
SpartanNash, Co.	12,540	347,358
Sprouts Farmers Market, Inc. *	35,374	992,948
SUPERVALU, Inc. *	39,532	198,846
Sysco Corp.	107,836	4,968,005
The Andersons, Inc.	3,600	120,636
The Kroger Co.	202,832	7,178,225
United Natural Foods, Inc. *	8,800	313,896
Wal-Mart Stores, Inc.	321,789	21,518,030
Walgreens Boots Alliance, Inc.	181,808	14,413,738
Weis Markets, Inc.	2,400	109,248
Whole Foods Market, Inc.	70,777	2,058,195
		91,549,912
Food, Beverage & Tobacco 5.1%
Alico, Inc.	2,000	57,820
Alliance One International, Inc. *	2,460	62,755
Altria Group, Inc.	404,823	25,386,450
Archer-Daniels-Midland Co.	126,958	5,070,703
B&G Foods, Inc.	15,000	618,150
Blue Buffalo Pet Products, Inc. *(c)	10,000	247,600
Brown-Forman Corp., Class A	5,000	518,550
Brown-Forman Corp., Class B	22,116	2,130,213
Bunge Ltd.	32,100	2,006,250
Cal-Maine Foods, Inc. (c)	5,200	263,952
Calavo Growers, Inc.	4,846	277,046
Campbell Soup Co.	40,100	2,474,571
Security	Number of Shares	Value ($)
Coca-Cola Bottling Co. Consolidated	1,248	198,894
Coca-Cola Enterprises, Inc.	41,600	2,183,168
ConAgra Foods, Inc.	88,393	3,938,792
Constellation Brands, Inc., Class A	35,669	5,566,504
Darling Ingredients, Inc. *	25,900	375,291
Dean Foods Co.	13,556	233,570
Dr Pepper Snapple Group, Inc.	36,900	3,354,579
Farmer Brothers Co. *	4,500	135,945
Flowers Foods, Inc.	44,605	854,632
Fresh Del Monte Produce, Inc.	7,900	341,754
General Mills, Inc.	122,838	7,534,883
Hormel Foods Corp.	54,800	2,112,540
Ingredion, Inc.	15,700	1,806,913
J&J Snack Foods Corp.	2,093	211,665
John B. Sanfilippo & Son, Inc.	5,000	276,650
Kellogg Co.	53,400	4,101,654
Lancaster Colony Corp.	3,400	396,100
Landec Corp. *	9,100	102,375
Limoneira Co. (c)	2,900	51,881
McCormick & Co., Inc. - Non Voting Shares	25,100	2,353,878
Mead Johnson Nutrition Co.	39,500	3,442,425
Molson Coors Brewing Co., Class B	37,000	3,538,310
Mondelez International, Inc., Class A	325,224	13,971,623
Monster Beverage Corp. *	31,789	4,584,610
National Beverage Corp. *	6,400	299,136
PepsiCo, Inc.	300,358	30,924,860
Philip Morris International, Inc.	318,909	31,291,351
Pilgrim's Pride Corp. *	12,466	335,460
Pinnacle Foods, Inc.	23,600	1,005,124
Post Holdings, Inc. *	11,950	858,488
Primo Water Corp. *	1,000	11,000
Reynolds American, Inc.	169,206	8,392,618
Rocky Mountain Chocolate Factory, Inc.	3,427	34,578
Sanderson Farms, Inc.	2,850	261,459
Seaboard Corp. *	100	300,300
Snyder's-Lance, Inc.	12,930	413,372
The Boston Beer Co., Inc., Class A *	2,100	327,768
The Coca-Cola Co.	806,414	36,127,347
The Hain Celestial Group, Inc. *	19,412	812,586
The Hershey Co.	27,800	2,588,458
The JM Smucker Co.	24,293	3,084,725
The Kraft Heinz Co.	122,604	9,571,694
The WhiteWave Foods Co. *	40,325	1,621,468
Tootsie Roll Industries, Inc. (c)	8,052	286,973
TreeHouse Foods, Inc. *	12,522	1,106,945
Tyson Foods, Inc., Class A	59,084	3,888,909
Universal Corp.	4,800	261,840
Vector Group Ltd.	15,869	342,770
		234,931,925
Health Care Equipment & Services 5.2%
Abaxis, Inc.	5,600	253,792
Abbott Laboratories	306,143	11,908,963
ABIOMED, Inc. *	7,800	757,692
Acadia Healthcare Co., Inc. *	12,500	789,875
Accuray, Inc. *	21,200	113,632
Aceto Corp.	7,900	177,197

See financial notes    45

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Adeptus Health, Inc., Class A *(c)	3,700	252,044
Aetna, Inc.	74,185	8,328,750
Air Methods Corp. *	8,700	321,726
Alere, Inc. *	18,541	723,099
Align Technology, Inc. *	16,400	1,183,916
Alliance HealthCare Services, Inc. *	360	2,588
Allscripts Healthcare Solutions, Inc. *	31,560	422,904
Amedisys, Inc. *	10,834	557,843
AmerisourceBergen Corp.	39,596	3,369,620
AMN Healthcare Services, Inc. *	11,210	398,067
Amsurg Corp. *	10,700	866,486
Analogic Corp.	2,700	213,273
Anika Therapeutics, Inc. *	4,606	210,310
Antares Pharma, Inc. *	28,100	30,910
Anthem, Inc.	54,223	7,632,972
athenahealth, Inc. *	7,800	1,039,740
Atrion Corp.	616	244,737
Baxter International, Inc.	113,006	4,997,125
Becton, Dickinson & Co.	44,008	7,096,730
BioScrip, Inc. *	8,372	22,102
Boston Scientific Corp. *	269,067	5,897,949
Brookdale Senior Living, Inc. *	33,925	626,255
C.R. Bard, Inc.	15,560	3,301,365
Cantel Medical Corp.	8,034	538,198
Capital Senior Living Corp. *	8,394	168,384
Cardinal Health, Inc.	65,418	5,132,696
Cardiovascular Systems, Inc. *	5,000	69,900
Centene Corp. *	36,341	2,251,688
Cerner Corp. *	62,800	3,525,592
Chemed Corp.	3,900	506,142
Cigna Corp.	53,551	7,418,956
Community Health Systems, Inc. *	23,796	454,028
Computer Programs & Systems, Inc. (c)	3,600	184,788
CONMED Corp.	7,300	302,366
CorVel Corp. *	2,700	122,040
Cross Country Healthcare, Inc. *	12,500	155,375
CryoLife, Inc.	9,050	112,220
Cynosure, Inc., Class A *	5,000	244,700
DaVita HealthCare Partners, Inc. *	34,300	2,534,770
DENTSPLY SIRONA, Inc.	53,888	3,211,725
DexCom, Inc. *	16,500	1,062,270
Diplomat Pharmacy, Inc. *	9,000	272,610
Edwards Lifesciences Corp. *	46,000	4,885,660
Endologix, Inc. *	13,700	153,577
Envision Healthcare Holdings, Inc. *	38,000	859,940
ExamWorks Group, Inc. *	6,200	223,510
Express Scripts Holding Co. *	136,852	10,090,098
Five Star Quality Care, Inc. *	14,335	34,977
Globus Medical, Inc., Class A *	13,900	348,056
Greatbatch, Inc. *	6,700	233,160
Haemonetics Corp. *	16,300	528,609
Halyard Health, Inc. *	8,217	231,391
HCA Holdings, Inc. *	64,300	5,183,866
HealthEquity, Inc. *	8,000	201,200
HealthSouth Corp.	20,600	854,076
HealthStream, Inc. *	6,800	153,816
Healthways, Inc. *	8,100	94,365
HeartWare International, Inc. *	4,100	136,776
Henry Schein, Inc. *	16,100	2,716,070
Hill-Rom Holdings, Inc.	10,200	493,170
Security	Number of Shares	Value ($)
HMS Holdings Corp. *	12,200	206,058
Hologic, Inc. *	49,612	1,666,467
Humana, Inc.	31,000	5,489,170
ICU Medical, Inc. *	3,350	332,789
IDEXX Laboratories, Inc. *	23,000	1,940,050
IMS Health Holdings, Inc. *	29,800	793,872
Inovalon Holdings, Inc., Class A *(c)	10,000	171,000
Insulet Corp. *	9,800	326,340
Integra LifeSciences Holdings Corp. *	5,300	375,346
Interpace Diagnostics Group, Inc. *	2,900	1,508
Intuitive Surgical, Inc. *	7,550	4,729,018
Invacare Corp.	6,000	67,440
Kindred Healthcare, Inc.	11,559	170,611
Laboratory Corp. of America Holdings *	20,869	2,615,303
Landauer, Inc.	2,100	72,954
LeMaitre Vascular, Inc.	6,800	112,744
LifePoint Health, Inc. *	9,607	649,049
LivaNova plc *	10,400	548,392
Magellan Health, Inc. *	3,907	275,287
Masimo Corp. *	8,500	368,475
McKesson Corp.	48,152	8,080,869
Medidata Solutions, Inc. *	9,100	397,033
MEDNAX, Inc. *	19,600	1,397,284
Medtronic plc	292,388	23,142,510
Meridian Bioscience, Inc.	10,050	192,055
Merit Medical Systems, Inc. *	10,277	208,109
Molina Healthcare, Inc. *	6,550	339,028
National HealthCare Corp.	4,100	264,245
Natus Medical, Inc. *	7,600	242,212
Neogen Corp. *	10,257	484,541
Nevro Corp. *	3,000	201,750
NuVasive, Inc. *	10,000	529,400
Nuvectra Corp. *	2,233	18,768
NxStage Medical, Inc. *	18,700	301,444
Omnicell, Inc. *	7,400	235,764
OraSure Technologies, Inc. *	12,200	87,596
Orthofix International N.V. *	2,800	122,528
Owens & Minor, Inc.	24,200	880,638
Patterson Cos., Inc.	18,800	814,980
PharMerica Corp. *	4,813	113,779
Premier, Inc., Class A *	15,900	537,579
Quality Systems, Inc.	10,500	147,840
Quest Diagnostics, Inc.	28,720	2,158,882
Quidel Corp. *	5,200	89,960
ResMed, Inc.	28,000	1,562,400
RTI Surgical, Inc. *	18,100	72,219
SeaSpine Holdings Corp. *	1,766	26,349
Select Medical Holdings Corp. *	22,600	302,388
St. Jude Medical, Inc.	61,200	4,663,440
STERIS plc	19,400	1,370,998
Stryker Corp.	63,400	6,911,234
Surgical Care Affiliates, Inc. *	6,000	290,100
SurModics, Inc. *	4,200	84,504
Symmetry Surgical, Inc. *	2,050	21,423
Team Health Holdings, Inc. *	14,000	585,620
Teleflex, Inc.	9,600	1,495,488
Tenet Healthcare Corp. *	18,812	596,152
The Cooper Cos., Inc.	9,081	1,390,119
The Ensign Group, Inc.	10,600	239,136
The Providence Service Corp. *	4,800	239,232

46    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Spectranetics Corp. *	6,700	113,900
Triple-S Management Corp., Class B *	5,300	138,012
U.S. Physical Therapy, Inc.	3,500	174,510
Unilife Corp. *(c)	29,100	16,002
UnitedHealth Group, Inc.	195,281	25,714,602
Universal American Corp.	20,600	153,264
Universal Health Services, Inc., Class B	18,100	2,419,608
Utah Medical Products, Inc.	2,500	167,250
Varian Medical Systems, Inc. *	21,100	1,712,898
VCA, Inc. *	16,800	1,057,896
Veeva Systems, Inc., Class A *	15,100	415,401
Vocera Communications, Inc. *	3,700	43,364
WellCare Health Plans, Inc. *	8,200	737,918
West Pharmaceutical Services, Inc.	15,800	1,124,960
Wright Medical Group N.V. *	14,965	281,043
Zeltiq Aesthetics, Inc. *	9,601	287,070
Zimmer Biomet Holdings, Inc.	38,700	4,480,299
		238,221,893
Household & Personal Products 1.8%
Avon Products, Inc.	70,000	329,700
Central Garden & Pet Co., Class A *	8,600	140,094
Church & Dwight Co., Inc.	26,400	2,447,280
Colgate-Palmolive Co.	183,909	13,042,826
Coty, Inc., Class A (c)	15,600	474,240
Edgewell Personal Care Co.	10,933	897,271
Elizabeth Arden, Inc. *(c)	3,500	35,805
Energizer Holdings, Inc.	10,933	475,476
Herbalife Ltd. *	11,900	689,605
HRG Group, Inc. *	49,600	714,240
Inter Parfums, Inc.	5,613	171,870
Kimberly-Clark Corp.	73,239	9,168,791
Medifast, Inc.	3,500	110,355
Nu Skin Enterprises, Inc., Class A	9,600	391,392
Nutraceutical International Corp. *	5,000	117,950
Oil-Dri Corp. of America	1,600	53,376
Orchids Paper Products Co.	2,500	76,675
Revlon, Inc., Class A *	5,400	196,722
Spectrum Brands Holdings, Inc.	6,500	738,400
The Clorox Co.	24,700	3,093,181
The Estee Lauder Cos., Inc., Class A	45,700	4,381,259
The Female Health Co. *	7,500	9,600
The Procter & Gamble Co.	552,824	44,292,259
USANA Health Sciences, Inc. *	2,682	317,656
WD-40 Co.	4,600	470,580
		82,836,603
Insurance 2.9%
Aflac, Inc.	85,300	5,883,141
Alleghany Corp. *	3,440	1,793,203
Allied World Assurance Co. Holdings AG	14,700	523,026
Ambac Financial Group, Inc. *	13,400	217,482
American Equity Investment Life Holding Co.	12,600	176,400
American Financial Group, Inc.	18,750	1,295,813
American International Group, Inc.	237,815	13,274,833
Security	Number of Shares	Value ($)
American National Insurance Co.	2,300	267,076
AMERISAFE, Inc.	4,000	215,520
AmTrust Financial Services, Inc.	14,628	363,506
Aon plc	56,196	5,907,324
Arch Capital Group Ltd. *	23,800	1,677,662
Argo Group International Holdings Ltd.	5,512	302,995
Arthur J. Gallagher & Co.	33,400	1,537,736
Aspen Insurance Holdings Ltd.	10,400	482,040
Assurant, Inc.	14,800	1,251,636
Assured Guaranty Ltd.	31,900	825,253
Axis Capital Holdings Ltd.	17,600	937,552
Baldwin & Lyons, Inc., Class B	1,950	47,658
Brown & Brown, Inc.	19,300	677,623
Chubb Ltd.	93,868	11,063,282
Cincinnati Financial Corp.	35,450	2,340,054
Citizens, Inc. *(c)	16,000	130,400
CNA Financial Corp.	6,900	218,040
CNO Financial Group, Inc.	39,000	716,430
Crawford & Co., Class B	5,800	39,092
EMC Insurance Group, Inc.	1,800	47,628
Employers Holdings, Inc.	7,500	222,750
Endurance Specialty Holdings Ltd.	13,423	858,804
Enstar Group Ltd. *	3,300	522,852
Erie Indemnity Co., Class A	6,300	594,657
Everest Re Group Ltd.	8,700	1,608,630
FBL Financial Group, Inc., Class A	5,190	313,839
Federated National Holding Co.	1,500	28,575
First American Financial Corp.	28,600	1,030,172
FNF Group	55,539	1,771,694
Genworth Financial, Inc., Class A *	86,800	297,724
Greenlight Capital Re Ltd., Class A *	7,400	159,322
Horace Mann Educators Corp.	8,300	258,130
Independence Holding Co.	2,970	45,649
Infinity Property & Casualty Corp.	2,500	200,400
Kemper Corp.	7,700	238,392
Lincoln National Corp.	51,626	2,243,150
Loews Corp.	60,174	2,387,704
Maiden Holdings Ltd.	18,900	231,147
Markel Corp. *	3,203	2,879,849
Marsh & McLennan Cos., Inc.	107,900	6,813,885
MBIA, Inc. *	25,250	196,950
Mercury General Corp.	11,600	613,640
MetLife, Inc.	225,503	10,170,185
National General Holdings Corp.	10,400	209,976
National Western Life Group, Inc., Class A	500	108,350
Old Republic International Corp.	43,822	810,269
OneBeacon Insurance Group Ltd., Class A	14,800	183,520
Primerica, Inc.	10,700	530,292
Principal Financial Group, Inc.	55,641	2,374,758
ProAssurance Corp.	8,540	407,614
Prudential Financial, Inc.	92,672	7,195,054
Reinsurance Group of America, Inc.	12,900	1,228,338
RenaissanceRe Holdings Ltd.	8,532	946,284
RLI Corp.	9,200	572,056
Safety Insurance Group, Inc.	3,400	192,474
Selective Insurance Group, Inc.	19,300	669,903
State Auto Financial Corp.	5,500	112,805
Stewart Information Services Corp.	3,600	125,352

See financial notes    47

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Allstate Corp.	77,867	5,065,248
The Hanover Insurance Group, Inc.	9,400	806,144
The Hartford Financial Services Group, Inc.	83,262	3,695,168
The Navigators Group, Inc. *	4,200	346,962
The Phoenix Cos., Inc. *	475	17,580
The Progressive Corp.	115,764	3,773,906
The Travelers Cos., Inc.	62,752	6,896,445
Torchmark Corp.	22,200	1,285,158
United Fire Group, Inc.	5,000	224,100
Universal Insurance Holdings, Inc. (c)	8,700	153,207
Unum Group	52,114	1,782,820
Validus Holdings Ltd.	16,857	776,939
W. R. Berkley Corp.	18,050	1,010,800
White Mountains Insurance Group Ltd.	1,300	1,079,000
Willis Towers Watson plc	28,624	3,575,138
XL Group plc	57,900	1,895,067
		133,951,232
Materials 3.3%
A. Schulman, Inc.	5,300	147,817
A.M. Castle & Co. *(c)	5,800	18,444
AEP Industries, Inc.	1,900	117,097
Air Products & Chemicals, Inc.	39,900	5,821,011
Airgas, Inc.	15,100	2,150,844
AK Steel Holding Corp. *(c)	32,127	150,354
Albemarle Corp.	23,603	1,561,575
Alcoa, Inc.	292,498	3,267,203
Allegheny Technologies, Inc.	20,092	328,303
American Vanguard Corp. *	3,000	49,650
Ampco-Pittsburgh Corp.	4,500	85,905
AptarGroup, Inc.	10,900	828,400
Ashland, Inc.	11,923	1,330,607
Avery Dennison Corp.	20,000	1,452,200
Axalta Coating Systems Ltd. *	31,300	891,111
Axiall Corp.	15,400	362,670
Balchem Corp.	9,800	601,328
Ball Corp.	29,000	2,070,020
Bemis Co., Inc.	27,400	1,374,932
Berry Plastics Group, Inc. *	24,600	886,092
Boise Cascade Co. *	5,500	114,785
Cabot Corp.	10,900	531,811
Calgon Carbon Corp.	12,500	204,875
Carpenter Technology Corp.	8,300	293,903
Celanese Corp., Series A	30,700	2,170,490
Century Aluminum Co. *	11,600	102,312
CF Industries Holdings, Inc.	47,500	1,570,825
Chase Corp.	5,200	292,708
Chemtura Corp. *	14,000	389,900
Clearwater Paper Corp. *	5,472	326,897
Cliffs Natural Resources, Inc. *(c)	21,100	111,197
Codexis, Inc. *	1,870	5,891
Coeur Mining, Inc. *	22,400	181,440
Commercial Metals Co.	22,800	408,576
Compass Minerals International, Inc.	7,300	547,208
Crown Holdings, Inc. *	28,000	1,482,880
Deltic Timber Corp.	1,500	93,750
Domtar Corp.	10,500	405,720
Security	Number of Shares	Value ($)
E.I. du Pont de Nemours & Co.	178,907	11,791,760
Eagle Materials, Inc.	11,543	855,567
Eastman Chemical Co.	28,980	2,213,492
Ecolab, Inc.	54,104	6,220,878
Ferro Corp. *	21,000	267,540
Flotek Industries, Inc. *	13,300	125,685
FMC Corp.	28,000	1,211,280
Freeport-McMoRan, Inc.	283,318	3,966,452
FutureFuel Corp.	8,300	93,292
GCP Applied Technologies, Inc. *	13,600	300,968
General Moly, Inc. *	15,700	5,980
Graphic Packaging Holding Co.	52,900	702,512
Greif, Inc., Class A	11,300	392,110
H.B. Fuller Co.	9,000	402,480
Hawkins, Inc.	2,700	105,651
Haynes International, Inc.	2,500	93,825
Headwaters, Inc. *	12,000	240,120
Hecla Mining Co.	72,100	310,751
Huntsman Corp.	38,600	607,564
Innophos Holdings, Inc.	5,300	195,888
Innospec, Inc.	4,200	203,112
International Flavors & Fragrances, Inc.	18,100	2,162,407
International Paper Co.	85,480	3,698,720
Intrepid Potash, Inc. *	11,800	15,104
Kaiser Aluminum Corp.	3,600	341,388
KapStone Paper & Packaging Corp.	15,800	251,062
KMG Chemicals, Inc.	1,600	37,904
Koppers Holdings, Inc. *	4,800	120,624
Kraton Performance Polymers, Inc. *	3,500	79,485
Kronos Worldwide, Inc.	11,720	77,938
Louisiana-Pacific Corp. *	32,900	559,300
LSB Industries, Inc. *	3,000	39,480
LyondellBasell Industries N.V., Class A	73,032	6,037,555
Martin Marietta Materials, Inc.	15,700	2,656,911
Materion Corp.	4,000	115,960
McEwen Mining, Inc.	31,130	80,938
Minerals Technologies, Inc.	6,200	371,380
Monsanto Co.	92,626	8,677,204
Myers Industries, Inc.	8,080	108,918
Neenah Paper, Inc.	4,231	275,396
NewMarket Corp.	1,900	771,514
Newmont Mining Corp.	111,174	3,887,755
Nucor Corp.	62,400	3,106,272
Olin Corp.	41,920	913,437
Olympic Steel, Inc.	1,400	31,668
OMNOVA Solutions, Inc. *	10,400	74,360
Owens-Illinois, Inc. *	33,600	620,256
P.H. Glatfelter Co.	7,000	160,510
Packaging Corp. of America	20,100	1,304,088
Platform Specialty Products Corp. *	24,500	252,350
PolyOne Corp.	14,810	532,864
PPG Industries, Inc.	56,000	6,181,840
Praxair, Inc.	59,300	6,965,378
Quaker Chemical Corp.	3,200	284,992
Rayonier Advanced Materials, Inc.	6,960	71,340
Reliance Steel & Aluminum Co.	13,300	983,801
Rentech, Inc. *	3,740	12,978
Resolute Forest Products, Inc. *	14,000	81,340

48    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Royal Gold, Inc.	11,400	713,868
RPM International, Inc.	24,600	1,243,038
Schnitzer Steel Industries, Inc., Class A	3,450	71,139
Schweitzer-Mauduit International, Inc.	4,600	158,194
Sealed Air Corp.	43,300	2,050,688
Sensient Technologies Corp.	7,400	497,650
Silgan Holdings, Inc.	6,900	350,106
Solazyme, Inc. *(c)	12,100	28,314
Sonoco Products Co.	22,600	1,059,714
Steel Dynamics, Inc.	47,300	1,192,433
Stepan Co.	4,300	263,547
Stillwater Mining Co. *	24,633	300,523
SunCoke Energy, Inc.	15,217	113,062
The Chemours Co.	34,661	316,108
The Dow Chemical Co.	232,251	12,218,725
The Mosaic Co.	71,112	1,990,425
The Scotts Miracle-Gro Co., Class A	12,500	884,750
The Sherwin-Williams Co.	16,501	4,740,902
The Valspar Corp.	13,300	1,418,977
TimkenSteel Corp.	6,550	83,447
Tredegar Corp.	5,100	81,396
Tronox Ltd., Class A	9,800	71,344
United States Steel Corp. (c)	26,300	502,593
Universal Stainless & Alloy Products, Inc. *	1,800	23,454
Valhi, Inc. (c)	13,600	26,792
Vulcan Materials Co.	26,192	2,819,045
W.R. Grace & Co. *	13,600	1,042,848
Westlake Chemical Corp.	7,500	376,425
WestRock Co.	51,969	2,174,903
Worthington Industries, Inc.	16,800	634,200
		152,430,665
Media 3.2%
A. H. Belo Corp., Class A	13,980	68,921
AMC Networks, Inc., Class A *	10,400	678,392
Cable One, Inc.	900	413,064
Cablevision Systems Corp., Class A	43,900	1,465,821
Carmike Cinemas, Inc. *	6,300	188,937
CBS Corp., Class B - Non Voting Shares	91,190	5,098,433
Central European Media Enterprises Ltd., Class A *(c)	9,900	26,334
Charter Communications, Inc., Class A *(c)	15,800	3,353,392
Cinemark Holdings, Inc.	19,600	679,140
Clear Channel Outdoor Holdings, Inc., Class A	20,700	105,777
Comcast Corp., Class A	501,460	30,468,710
Crown Media Holdings, Inc., Class A *	6,000	30,420
Cumulus Media, Inc., Class A *	25,351	9,420
Discovery Communications, Inc., Class A *	26,061	711,726
Discovery Communications, Inc., Class C *	57,261	1,533,450
DISH Network Corp., Class A *	43,300	2,134,257
Security	Number of Shares	Value ($)
DreamWorks Animation SKG, Inc., Class A *	19,500	778,440
Entercom Communications Corp., Class A *	11,000	124,740
Gannett Co., Inc.	19,500	328,575
Global Eagle Entertainment, Inc. *	17,114	137,083
Gray Television, Inc. *	25,500	327,675
Harte-Hanks, Inc.	17,200	31,304
John Wiley & Sons, Inc., Class A	9,000	446,310
Liberty Braves Group, Class A *	1,749	27,354
Liberty Braves Group, Class C *	4,269	63,694
Liberty Broadband Corp., Class A *	4,373	250,660
Liberty Broadband Corp., Class C *	17,496	1,001,646
Liberty Global plc LiLAC., Class A *	2,498	93,750
Liberty Global plc LiLAC., Class C *	5,708	231,802
Liberty Global plc, Class A *	49,975	1,885,557
Liberty Global plc, Series C *	128,775	4,713,165
Liberty Media Group, Class A *	4,373	80,026
Liberty Media Group, Class C *	10,672	192,096
Liberty SiriusXM Group, Class A *	17,495	573,311
Liberty SiriusXM Group, Class C *	42,690	1,366,934
Lions Gate Entertainment Corp.	20,600	457,320
Live Nation Entertainment, Inc. *	26,457	568,296
Loral Space & Communications, Inc. *	2,800	102,704
Media General, Inc. *	18,400	318,872
Meredith Corp.	14,000	718,340
MSG Networks, Inc., Class A *	10,175	173,891
National CineMedia, Inc.	13,200	187,440
New Media Investment Group, Inc.	11,500	184,575
News Corp., Class A	104,687	1,300,213
News Corp., Class B	25,000	324,000
Nexstar Broadcasting Group, Inc., Class A	4,500	230,985
Omnicom Group, Inc.	49,700	4,123,609
Regal Entertainment Group, Class A (c)	12,100	252,285
Salem Media Group, Inc.	5,700	44,289
Scholastic Corp.	7,300	265,574
Scripps Networks Interactive, Inc., Class A	19,200	1,197,120
Sinclair Broadcast Group, Inc., Class A	11,000	352,770
Sirius XM Holdings, Inc. *	485,300	1,916,935
Sizmek, Inc. *	8,300	21,995
Starz, Class A *	16,195	440,666
TEGNA, Inc.	46,100	1,076,896
The E.W. Scripps Co., Class A *	18,547	281,543
The Interpublic Group of Cos., Inc.	73,037	1,675,469
The Madison Square Garden Co., Class A *	3,391	532,319
The New York Times Co., Class A	40,200	515,364
The Walt Disney Co.	311,839	32,200,495
Time Warner Cable, Inc.	57,837	12,267,806
Time Warner, Inc.	166,257	12,492,551
Time, Inc.	19,122	281,093
Tribune Media Co., Class A	18,500	713,175
Twenty-First Century Fox, Inc., Class A	243,878	7,379,748
Twenty-First Century Fox, Inc., Class B	80,000	2,409,600

See financial notes    49

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Viacom, Inc., Class B	75,922	3,105,210
World Wrestling Entertainment, Inc., Class A (c)	5,700	94,848
		147,828,312
Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	335,396	20,459,156
ACADIA Pharmaceuticals, Inc. *	16,600	536,180
Accelerate Diagnostics, Inc. *(c)	5,300	66,515
Acceleron Pharma, Inc. *	12,500	374,375
Achillion Pharmaceuticals, Inc. *	19,800	169,290
Acorda Therapeutics, Inc. *	8,400	217,140
Acura Pharmaceuticals, Inc. *	4,180	13,585
Aegerion Pharmaceuticals, Inc. *	3,800	10,830
Agilent Technologies, Inc.	62,917	2,574,564
Agios Pharmaceuticals, Inc. *(c)	6,000	293,700
Akorn, Inc. *	15,400	391,930
Albany Molecular Research, Inc. *	8,800	132,440
Alder Biopharmaceuticals, Inc. *	6,300	167,265
Alexion Pharmaceuticals, Inc. *	48,500	6,755,080
Alkermes plc *	28,600	1,136,850
Allergan plc *	80,987	17,538,545
Alnylam Pharmaceuticals, Inc. *	15,500	1,039,120
AMAG Pharmaceuticals, Inc. *	6,600	175,032
Amgen, Inc.	154,689	24,487,269
Amicus Therapeutics, Inc. *	27,200	203,184
Anacor Pharmaceuticals, Inc. *	9,800	614,852
Aratana Therapeutics, Inc. *	10,100	60,701
Arena Pharmaceuticals, Inc. *	32,100	55,212
ARIAD Pharmaceuticals, Inc. *	57,200	410,696
ArQule, Inc. *	21,000	34,230
Array BioPharma, Inc. *	62,184	198,367
Arrowhead Pharmaceuticals, Inc. *(c)	10,700	61,953
AVEO Pharmaceuticals, Inc. *	15,100	14,312
Aviragen Therapeutics, Inc. *	26,016	41,105
Baxalta, Inc.	140,706	5,902,617
Bio-Rad Laboratories, Inc., Class A *	4,900	695,065
Bio-Techne Corp.	7,800	726,804
BioCryst Pharmaceuticals, Inc. *	23,900	77,914
BioDelivery Sciences International, Inc. *(c)	14,119	47,722
Biogen, Inc. *	46,312	12,735,337
BioMarin Pharmaceutical, Inc. *	35,000	2,963,800
Biostage, Inc. *	4,825	10,470
Bluebird Bio, Inc. *	8,000	354,800
Bristol-Myers Squibb Co.	344,053	24,833,746
Bruker Corp.	18,000	509,400
Cambrex Corp. *	7,200	347,328
Catalent, Inc. *	18,000	531,540
Celgene Corp. *	162,062	16,758,831
Celldex Therapeutics, Inc. *	25,800	103,200
Cempra, Inc. *(c)	7,500	126,975
Cepheid *	16,200	462,348
Charles River Laboratories International, Inc. *	10,416	825,676
Chimerix, Inc. *	7,200	43,056
Clovis Oncology, Inc. *	6,400	89,024
Depomed, Inc. *	14,500	252,010
Durect Corp. *	14,500	19,430
Security	Number of Shares	Value ($)
Dynavax Technologies Corp. *	10,950	179,690
Eagle Pharmaceuticals, Inc. *	2,500	94,650
Eli Lilly & Co.	204,489	15,445,054
Emergent BioSolutions, Inc. *	10,400	400,608
Endo International plc *	44,850	1,210,950
Endocyte, Inc. *(c)	11,300	44,070
Enzo Biochem, Inc. *	43,981	219,025
Enzon Pharmaceuticals, Inc.	21,300	10,863
EPIRUS Biopharmaceuticals, Inc. *	843	2,445
Esperion Therapeutics, Inc. *	3,500	57,365
Exact Sciences Corp. *	42,700	299,754
Exelixis, Inc. *(c)	44,700	206,067
FibroGen, Inc. *	12,700	228,600
Five Prime Therapeutics, Inc. *	9,200	437,828
Fluidigm Corp. *	6,000	57,480
Foundation Medicine, Inc. *(c)	6,500	103,675
Genomic Health, Inc. *	8,400	220,752
Geron Corp. *	46,200	136,290
Gilead Sciences, Inc.	282,192	24,892,156
GTx, Inc. *	15,900	11,130
Halozyme Therapeutics, Inc. *	28,000	295,400
Harvard Bioscience, Inc. *	19,300	57,321
Heron Therapeutics, Inc. *(c)	8,200	175,808
Horizon Pharma plc *	30,500	468,785
Illumina, Inc. *	29,500	3,982,205
ImmunoGen, Inc. *	16,900	115,765
Immunomedics, Inc. *(c)	64,448	228,790
Impax Laboratories, Inc. *	13,800	460,230
INC Research Holdings, Inc., Class A *	9,100	437,983
Incyte Corp. *	35,800	2,587,266
Infinity Pharmaceuticals, Inc. *	19,600	113,680
Innoviva, Inc.	13,700	169,058
Inovio Pharmaceuticals, Inc. *(c)	20,194	211,633
Insmed, Inc. *	15,000	182,250
Intercept Pharmaceuticals, Inc. *	3,900	587,886
Intra-Cellular Therapies, Inc. *	8,000	274,560
Intrexon Corp. *(c)	15,900	425,007
Ionis Pharmaceuticals, Inc. *	22,900	938,213
Ironwood Pharmaceuticals, Inc. *	19,800	206,910
Jazz Pharmaceuticals plc *	14,400	2,170,080
Johnson & Johnson	572,309	64,144,393
Juno Therapeutics, Inc. *	13,900	585,051
Keryx Biopharmaceuticals, Inc. *(c)	24,800	134,912
Kite Pharma, Inc. *	8,300	384,124
Lannett Co., Inc. *	8,800	168,784
Lexicon Pharmaceuticals, Inc. *(c)	18,214	251,535
Ligand Pharmaceuticals, Inc. *	4,948	598,065
Luminex Corp. *	12,900	259,290
MacroGenics, Inc. *	7,500	154,200
Mallinckrodt plc *	25,602	1,600,637
MannKind Corp. *	40,800	55,080
Medivation, Inc. *	41,400	2,392,920
Merck & Co., Inc.	579,516	31,780,657
Merrimack Pharmaceuticals, Inc. *(c)	38,590	273,217
Mettler-Toledo International, Inc. *	5,900	2,111,905
MiMedx Group, Inc. *	26,820	201,955
Momenta Pharmaceuticals, Inc. *	13,500	128,385
Mylan N.V. *	85,200	3,553,692
Myriad Genetics, Inc. *	16,600	597,600
Nektar Therapeutics *	43,600	683,648

50    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Neurocrine Biosciences, Inc. *	17,200	783,976
NewLink Genetics Corp. *	4,700	76,187
Novavax, Inc. *	52,500	275,100
Omeros Corp. *(c)	8,800	116,600
Oncothyreon, Inc. *	25,700	33,410
Ophthotech Corp. *	8,000	373,920
OPKO Health, Inc. *(c)	77,300	830,975
Orexigen Therapeutics, Inc. *	32,750	14,639
OvaScience, Inc. *(c)	4,900	41,062
Pacific Biosciences of California, Inc. *	17,500	168,875
Pacira Pharmaceuticals, Inc. *	6,500	351,715
Pain Therapeutics, Inc. *	18,600	45,756
PAREXEL International Corp. *	13,800	843,180
PDL BioPharma, Inc.	28,700	108,199
PerkinElmer, Inc.	23,577	1,188,752
Perrigo Co., plc	29,700	2,871,099
Pfizer, Inc.	1,275,025	41,706,068
Portola Pharmaceuticals, Inc. *	13,300	316,008
Prestige Brands Holdings, Inc. *	16,300	925,514
Prothena Corp. plc *	8,919	385,212
PTC Therapeutics, Inc. *	5,885	43,667
Puma Biotechnology, Inc. *	4,800	147,312
Quintiles Transnational Holdings, Inc. *	18,800	1,298,516
Radius Health, Inc. *	8,000	284,800
Raptor Pharmaceutical Corp. *	29,942	147,015
Regeneron Pharmaceuticals, Inc. *	16,100	6,065,031
Relypsa, Inc. *(c)	7,400	133,940
Repligen Corp. *	9,886	263,363
Retrophin, Inc. *	9,400	129,532
Rigel Pharmaceuticals, Inc. *	48,200	136,406
Sagent Pharmaceuticals, Inc. *	9,800	114,072
Sangamo BioSciences, Inc. *	14,600	91,980
Sarepta Therapeutics, Inc. *(c)	9,800	139,062
Seattle Genetics, Inc. *	23,400	830,232
Sequenom, Inc. *(c)	87,600	112,128
Spectrum Pharmaceuticals, Inc. *	24,200	171,578
Sucampo Pharmaceuticals, Inc., Class A *	4,300	46,354
Synta Pharmaceuticals Corp. *	43,900	17,560
TESARO, Inc. *	6,195	256,721
Tetraphase Pharmaceuticals, Inc. *	5,600	31,360
The Medicines Co. *	15,600	555,204
TherapeuticsMD, Inc. *	35,777	295,160
Theravance Biopharma, Inc. *	3,914	81,216
Thermo Fisher Scientific, Inc.	80,302	11,583,563
Ultragenyx Pharmaceutical, Inc. *	7,700	520,674
United Therapeutics Corp. *	9,100	957,320
Vanda Pharmaceuticals, Inc. *	13,953	124,182
Vertex Pharmaceuticals, Inc. *	51,944	4,380,957
Vical, Inc. *	34,400	13,726
VIVUS, Inc. *(c)	23,400	38,610
VWR Corp. *	9,000	239,760
Waters Corp. *	16,100	2,095,576
XenoPort, Inc. *	37,200	163,680
ZIOPHARM Oncology, Inc. *(c)	33,811	265,754
Zoetis, Inc.	92,879	4,368,099
		402,658,260
Security	Number of Shares	Value ($)
Real Estate 4.3%
Acadia Realty Trust	23,300	785,210
AG Mortgage Investment Trust, Inc.	12,000	160,680
Agree Realty Corp.	5,000	193,900
Alexander & Baldwin, Inc.	6,400	244,736
Alexander's, Inc.	800	306,136
Alexandria Real Estate Equities, Inc.	15,800	1,468,610
Altisource Portfolio Solutions S.A. *	2,800	87,612
Altisource Residential Corp.	10,789	125,368
American Assets Trust, Inc.	8,000	317,360
American Campus Communities, Inc.	29,900	1,338,025
American Capital Agency Corp.	72,900	1,339,173
American Capital Mortgage Investment Corp.	14,600	216,518
American Homes 4 Rent, Class A	44,300	700,826
American Realty Investors, Inc. *	1,537	7,370
American Tower Corp.	87,344	9,160,639
Annaly Capital Management, Inc.	180,600	1,881,852
Anworth Mortgage Asset Corp.	24,200	114,224
Apartment Investment & Management Co., Class A	39,211	1,570,793
Apollo Commercial Real Estate Finance, Inc.	11,400	181,602
Apollo Residential Mortgage, Inc.	12,900	174,924
Apple Hospitality REIT, Inc. (c)	35,000	662,550
ARMOUR Residential REIT, Inc.	7,625	162,260
Ashford Hospitality Prime, Inc.	2,168	24,260
Ashford Hospitality Trust, Inc.	9,000	50,310
AV Homes, Inc. *	6,500	74,750
AvalonBay Communities, Inc.	28,919	5,112,590
Blackstone Mortgage Trust, Inc., Class A	18,102	497,443
Boston Properties, Inc.	31,100	4,007,546
Brandywine Realty Trust	62,663	936,812
Brixmor Property Group, Inc.	31,600	797,900
Camden Property Trust	17,500	1,412,775
Capstead Mortgage Corp.	21,740	211,313
Care Capital Properties, Inc.	16,741	446,482
CareTrust REIT, Inc.	7,131	90,706
CBL & Associates Properties, Inc.	26,785	312,849
CBRE Group, Inc., Class A *	57,000	1,688,910
Cedar Realty Trust, Inc.	33,200	229,744
Chatham Lodging Trust	8,234	175,467
Chesapeake Lodging Trust	18,500	455,655
Chimera Investment Corp.	33,940	481,948
CIM Commercial Trust Corp.	9,700	180,517
Colony Capital, Inc., Class A	19,300	341,224
Colony Starwood Homes	6,440	156,943
Columbia Property Trust, Inc.	20,200	450,460
Communications Sales & Leasing, Inc.	21,853	507,645
Consolidated-Tomoka Land Co.	2,000	98,600
CoreSite Realty Corp.	7,300	546,989
Corporate Office Properties Trust	14,400	369,792
Corrections Corp. of America	30,985	942,564
Cousins Properties, Inc.	53,345	552,121
Crown Castle International Corp.	67,823	5,892,462
CubeSmart	41,400	1,225,854
CyrusOne, Inc.	17,600	776,688

See financial notes    51

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CYS Investments, Inc.	25,500	206,805
DCT Industrial Trust, Inc.	15,900	641,883
DDR Corp.	54,584	955,220
DiamondRock Hospitality Co.	59,386	529,129
Digital Realty Trust, Inc.	29,900	2,630,602
Douglas Emmett, Inc.	24,948	809,563
Duke Realty Corp.	69,590	1,521,933
DuPont Fabros Technology, Inc.	17,100	680,922
Dynex Capital, Inc.	21,998	142,987
EastGroup Properties, Inc.	6,300	376,425
Education Realty Trust, Inc.	9,166	364,532
Empire State Realty Trust, Inc., Class A	22,502	416,512
EPR Properties	13,600	895,968
Equinix, Inc.	13,673	4,516,876
Equity Commonwealth *	23,450	654,489
Equity LifeStyle Properties, Inc.	20,700	1,417,743
Equity One, Inc.	12,100	342,430
Equity Residential	73,500	5,003,145
Essex Property Trust, Inc.	12,989	2,863,425
Extra Space Storage, Inc.	26,200	2,225,690
Federal Realty Investment Trust	15,200	2,311,616
FelCor Lodging Trust, Inc.	28,000	200,480
First Industrial Realty Trust, Inc.	15,900	364,746
First Potomac Realty Trust	14,800	124,468
Forest City Realty Trust, Inc., Class A	45,500	945,490
Forestar Group, Inc. *	4,933	66,595
Four Corners Property Trust, Inc.	11,616	206,184
Franklin Street Properties Corp.	22,500	238,950
Gaming & Leisure Properties, Inc.	29,948	981,995
General Growth Properties, Inc.	125,309	3,512,411
Getty Realty Corp.	9,552	187,983
Global Net Lease, Inc.	40,000	338,800
Government Properties Income Trust	9,900	187,308
Gramercy Property Trust	108,912	922,485
Griffin Industrial Realty, Inc.	300	7,710
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	252,200
Hatteras Financial Corp.	13,800	219,282
HCP, Inc.	95,548	3,232,389
Healthcare Realty Trust, Inc.	15,800	478,424
Healthcare Trust of America, Inc., Class A	29,300	846,477
Hersha Hospitality Trust	10,000	192,900
Highwoods Properties, Inc.	17,261	806,607
Hospitality Properties Trust	39,500	1,010,805
Host Hotels & Resorts, Inc.	166,663	2,636,609
Hudson Pacific Properties, Inc.	9,100	266,175
Invesco Mortgage Capital, Inc.	22,300	286,555
Investors Real Estate Trust	28,600	172,172
Iron Mountain, Inc.	36,173	1,321,400
iStar, Inc. *	13,390	131,222
Jones Lang LaSalle, Inc.	9,300	1,071,081
Kennedy-Wilson Holdings, Inc.	12,200	263,642
Kilroy Realty Corp.	20,000	1,296,200
Kimco Realty Corp.	82,295	2,314,135
Kite Realty Group Trust	15,825	430,915
Lamar Advertising Co., Class A	16,100	998,844
LaSalle Hotel Properties	19,700	470,830
Lexington Realty Trust	33,567	294,718
Security	Number of Shares	Value ($)
Liberty Property Trust	33,100	1,155,190
LTC Properties, Inc.	8,700	403,593
Mack-Cali Realty Corp.	18,500	472,860
Maui Land & Pineapple Co., Inc. *	800	4,800
Medical Properties Trust, Inc.	65,300	869,143
MFA Financial, Inc.	60,500	418,055
Mid-America Apartment Communities, Inc.	15,144	1,449,432
Monmouth Real Estate Investment Corp.	18,100	208,150
Monogram Residential Trust, Inc.	55,400	561,202
National Health Investors, Inc.	5,900	401,731
National Retail Properties, Inc.	29,220	1,278,667
New Century Financial Corp. (b)(e)	3,600	—
New Residential Investment Corp.	45,250	547,525
New Senior Investment Group, Inc.	20,583	222,296
New York Mortgage Trust, Inc.	18,600	96,720
New York REIT, Inc.	47,400	465,942
Newcastle Investment Corp.	20,583	89,330
NorthStar Realty Europe Corp.	10,512	125,408
NorthStar Realty Finance Corp.	31,537	403,358
Omega Healthcare Investors, Inc.	32,494	1,097,322
One Liberty Properties, Inc.	1,400	32,788
Outfront Media, Inc.	36,703	796,088
Paramount Group, Inc.	45,900	766,530
Parkway Properties, Inc.	14,940	245,763
Pebblebrook Hotel Trust	12,300	339,972
Pennsylvania Real Estate Investment Trust	13,900	318,866
PennyMac Mortgage Investment Trust	14,400	195,696
Physicians Realty Trust	24,400	442,372
Piedmont Office Realty Trust, Inc., Class A	27,500	547,525
Post Properties, Inc.	8,200	470,352
Potlatch Corp.	5,753	202,621
Preferred Apartment Communities, Inc., Class A	3,700	45,658
Prologis, Inc.	106,534	4,837,709
PS Business Parks, Inc.	6,800	651,168
Public Storage	30,997	7,588,376
QTS Realty Trust, Inc., Class A	9,100	440,622
RAIT Financial Trust	16,199	49,245
Ramco-Gershenson Properties Trust	22,500	398,475
Rayonier, Inc.	32,182	794,252
Realogy Holdings Corp. *	29,400	1,050,756
Realty Income Corp.	51,535	3,050,872
Redwood Trust, Inc.	19,700	255,312
Regency Centers Corp.	20,233	1,491,172
Resource Capital Corp.	7,150	84,942
Retail Opportunity Investments Corp.	14,400	283,248
Retail Properties of America, Inc., Class A	41,600	665,184
RLJ Lodging Trust	30,400	640,528
Rouse Properties, Inc.	10,715	197,906
Ryman Hospitality Properties, Inc.	15,237	785,163
Sabra Health Care REIT, Inc.	13,700	288,933
Saul Centers, Inc.	4,700	249,946
Select Income REIT	14,600	337,990
Senior Housing Properties Trust	57,819	1,016,458

52    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Seritage Growth Properties	13,000	693,810
Silver Bay Realty Trust Corp.	13,033	190,282
Simon Property Group, Inc.	64,105	12,896,003
SL Green Realty Corp.	19,566	2,055,995
Sovran Self Storage, Inc.	8,726	926,876
Spirit Realty Capital, Inc.	89,048	1,017,819
STAG Industrial, Inc.	11,900	237,524
Starwood Property Trust, Inc.	50,873	984,901
STORE Capital Corp.	15,000	385,050
Summit Hotel Properties, Inc.	9,600	109,440
Sun Communities, Inc.	11,300	766,931
Sunstone Hotel Investors, Inc.	62,013	794,387
Tanger Factory Outlet Centers, Inc.	15,600	547,248
Taubman Centers, Inc.	11,600	805,620
Tejon Ranch Co. *	3,674	82,738
Terreno Realty Corp.	10,000	227,700
The Geo Group, Inc.	19,899	637,365
The Howard Hughes Corp. *	6,300	662,571
The Macerich Co.	27,405	2,084,972
The RMR Group, Inc., Class A	1,189	29,630
The St. Joe Co. *	18,800	316,780
Tier REIT, Inc.	20,000	301,600
Two Harbors Investment Corp.	60,300	472,149
UDR, Inc.	50,961	1,779,558
UMH Properties, Inc.	7,900	77,420
Universal Health Realty Income Trust	4,700	256,620
Urban Edge Properties	16,046	416,233
Urstadt Biddle Properties, Inc., Class A	4,500	92,520
Ventas, Inc.	66,966	4,159,928
VEREIT, Inc.	178,200	1,582,416
Vornado Realty Trust	36,192	3,464,660
Washington Real Estate Investment Trust	9,700	278,099
Weingarten Realty Investors	23,175	855,621
Welltower, Inc.	71,958	4,995,324
Western Asset Mortgage Capital Corp. (c)	4,607	45,932
Weyerhaeuser Co.	160,707	5,161,909
Whitestone REIT	2,100	28,203
WP Carey, Inc.	22,700	1,386,743
WP Glimcher, Inc.	33,804	354,604
Xenia Hotels & Resorts, Inc.	35,200	541,376
		199,574,538
Retailing 5.1%
Aaron's, Inc.	14,675	384,632
Abercrombie & Fitch Co., Class A	11,800	315,414
Advance Auto Parts, Inc.	15,340	2,394,574
Amazon.com, Inc. *	80,325	52,981,567
America's Car-Mart, Inc. *	6,850	182,005
American Eagle Outfitters, Inc.	40,750	583,132
Asbury Automotive Group, Inc. *	6,500	394,030
Ascena Retail Group, Inc. *	34,141	300,782
AutoNation, Inc. *	13,800	698,970
AutoZone, Inc. *	6,200	4,744,426
Barnes & Noble Education, Inc. *	4,676	43,767
Barnes & Noble, Inc.	7,400	86,950
Bed Bath & Beyond, Inc. *	35,500	1,676,310
Best Buy Co., Inc.	63,425	2,034,674
Security	Number of Shares	Value ($)
Big Lots, Inc.	14,700	674,142
Burlington Stores, Inc. *	17,000	968,490
Cabela's, Inc. *	7,700	401,555
Caleres, Inc.	6,675	168,277
CarMax, Inc. *	40,246	2,131,026
Chico's FAS, Inc.	26,200	330,382
Christopher & Banks Corp. *	13,400	34,840
Conn's, Inc. *(c)	7,900	108,546
Core-Mark Holding Co., Inc.	4,000	326,640
CST Brands, Inc.	12,286	464,042
Destination Maternity Corp.	5,000	34,850
Dick's Sporting Goods, Inc.	17,500	810,950
Dillard's, Inc., Class A	4,300	302,935
Dollar General Corp.	59,625	4,883,884
Dollar Tree, Inc. *	49,344	3,933,210
DSW, Inc., Class A	11,560	284,029
Expedia, Inc.	24,469	2,832,776
Express, Inc. *	12,600	229,068
Five Below, Inc. *	15,800	658,860
Foot Locker, Inc.	29,900	1,837,056
Francesca's Holdings Corp. *	13,300	220,780
Fred's, Inc., Class A	6,700	98,289
FTD Cos., Inc. *	8,070	224,427
GameStop Corp., Class A	19,348	634,614
Genesco, Inc. *	4,300	297,474
Genuine Parts Co.	30,300	2,907,891
GNC Holdings, Inc., Class A	15,500	377,580
Group 1 Automotive, Inc.	4,400	289,696
Groupon, Inc. *	88,400	320,008
Guess?, Inc.	16,800	308,280
Hibbett Sports, Inc. *	3,543	127,902
HSN, Inc.	6,269	332,445
J.C. Penney Co., Inc. *	72,200	670,016
Kirkland's, Inc.	8,700	142,854
Kohl's Corp.	39,600	1,754,280
L Brands, Inc.	51,320	4,017,843
Lands' End, Inc. *(c)	7,747	188,485
Liberty Interactive Corp., QVC Group, Class A *	106,809	2,798,396
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	305,090
Liberty Ventures, Series A *	25,347	1,013,880
Lithia Motors, Inc., Class A	7,100	589,442
LKQ Corp. *	58,900	1,887,745
Lowe's Cos., Inc.	187,151	14,227,219
Lumber Liquidators Holdings, Inc. *	4,600	68,586
Macy's, Inc.	63,863	2,528,336
MarineMax, Inc. *	16,300	309,863
Mattress Firm Holding Corp. *(c)	3,200	124,864
Monro Muffler Brake, Inc.	10,162	703,414
Murphy USA, Inc. *	6,875	394,763
Netflix, Inc. *	89,147	8,025,904
Nordstrom, Inc.	26,300	1,344,719
O'Reilly Automotive, Inc. *	19,799	5,200,801
Office Depot, Inc. *	99,656	585,977
Outerwall, Inc. (c)	5,000	206,550
Penske Automotive Group, Inc.	9,100	356,083
Pier 1 Imports, Inc.	15,800	108,862
Pool Corp.	6,662	582,325
Rent-A-Center, Inc.	7,750	113,925
Restoration Hardware Holdings, Inc. *	6,300	272,601

See financial notes    53

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ross Stores, Inc.	85,800	4,871,724
Sally Beauty Holdings, Inc. *	39,950	1,254,430
Sears Holdings Corp. *(c)	11,385	186,429
Select Comfort Corp. *	12,200	301,096
Shoe Carnival, Inc.	6,300	161,469
Shutterfly, Inc. *	6,300	289,674
Signet Jewelers Ltd.	16,800	1,823,808
Sonic Automotive, Inc., Class A	11,200	210,112
Stage Stores, Inc.	14,275	105,064
Staples, Inc.	157,700	1,608,540
Stein Mart, Inc.	10,300	74,572
Tailored Brands, Inc.	6,600	114,972
Target Corp.	125,378	9,967,551
The Buckle, Inc. (c)	3,875	112,143
The Cato Corp., Class A	7,100	259,789
The Children's Place, Inc.	3,600	280,476
The Finish Line, Inc., Class A	7,161	141,430
The Gap, Inc.	51,800	1,200,724
The Home Depot, Inc.	263,363	35,261,672
The Michaels Cos., Inc. *	16,000	454,880
The Priceline Group, Inc. *	10,176	13,673,084
The TJX Cos., Inc.	137,947	10,459,142
Tiffany & Co.	22,200	1,583,970
Tractor Supply Co.	25,700	2,432,762
Trans World Entertainment Corp. *	9,700	37,636
TripAdvisor, Inc. *	22,272	1,438,548
Tuesday Morning Corp. *	10,800	93,744
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	2,520,188
Urban Outfitters, Inc. *	18,000	545,760
Vitamin Shoppe, Inc. *	4,200	114,954
VOXX International Corp. *	9,100	40,859
Wayfair, Inc., Class A *	7,500	283,125
West Marine, Inc. *	8,200	82,164
Williams-Sonoma, Inc.	16,200	952,236
Winmark Corp.	1,700	161,840
Zumiez, Inc. *	10,500	176,190
		236,175,757
Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc. *	12,500	404,375
Advanced Micro Devices, Inc. *	123,300	437,715
Amkor Technology, Inc. *	35,700	203,847
Amtech Systems, Inc. *	3,500	21,875
Analog Devices, Inc.	65,249	3,674,824
Applied Materials, Inc.	232,598	4,761,281
Applied Micro Circuits Corp. *	21,300	132,912
AXT, Inc. *	3,500	8,995
Broadcom Ltd.	77,104	11,237,908
Brooks Automation, Inc.	11,885	112,432
Cabot Microelectronics Corp.	5,660	237,097
Cavium, Inc. *	10,400	513,448
CEVA, Inc. *	7,233	166,793
Cirrus Logic, Inc. *	9,800	353,780
Cohu, Inc.	7,500	86,700
Cree, Inc. *	20,900	512,259
Cypress Semiconductor Corp.	69,226	625,111
Diodes, Inc. *	11,012	205,043
DSP Group, Inc. *	6,300	59,850
Entegris, Inc. *	48,499	644,552
Exar Corp. *	9,834	59,987
Security	Number of Shares	Value ($)
Fairchild Semiconductor International, Inc. *	17,800	356,000
First Solar, Inc. *	16,479	920,187
FormFactor, Inc. *	14,600	112,420
GSI Technology, Inc. *	8,500	33,575
Inphi Corp. *	14,400	427,248
Integrated Device Technology, Inc. *	26,920	519,018
Intel Corp.	975,297	29,531,993
Intersil Corp., Class A	26,764	312,871
IXYS Corp.	6,900	74,520
KLA-Tencor Corp.	32,500	2,273,050
Kopin Corp. *	19,600	32,536
Kulicke & Soffa Industries, Inc. *	18,500	198,320
Lam Research Corp.	30,267	2,312,399
Lattice Semiconductor Corp. *	25,100	139,807
Linear Technology Corp.	49,900	2,219,552
Marvell Technology Group Ltd.	111,400	1,111,772
Maxim Integrated Products, Inc.	55,700	1,989,604
MaxLinear, Inc., Class A *	4,422	74,068
Microchip Technology, Inc.	44,880	2,180,720
Micron Technology, Inc. *	230,807	2,481,175
Microsemi Corp. *	26,738	903,477
MKS Instruments, Inc.	14,000	502,040
Monolithic Power Systems, Inc.	6,500	405,730
MoSys, Inc. *	6,400	3,073
Nanometrics, Inc. *	5,300	94,658
NVIDIA Corp.	105,000	3,730,650
ON Semiconductor Corp. *	75,165	711,813
PDF Solutions, Inc. *	9,699	130,452
Photronics, Inc. *	18,000	190,440
Power Integrations, Inc.	4,200	202,650
Qorvo, Inc. *	30,074	1,354,232
QUALCOMM, Inc.	310,739	15,698,534
QuickLogic Corp. *	27,600	30,360
Rambus, Inc. *	19,600	227,752
Rudolph Technologies, Inc. *	16,418	227,718
Semtech Corp. *	21,700	469,588
Silicon Laboratories, Inc. *	9,200	430,560
Skyworks Solutions, Inc.	40,689	2,718,839
SunPower Corp. *(c)	15,500	312,170
Synaptics, Inc. *	8,450	604,597
Teradyne, Inc.	34,959	661,075
Tessera Technologies, Inc.	11,100	318,792
Texas Instruments, Inc.	207,197	11,818,517
Ultratech, Inc. *	4,800	104,112
Veeco Instruments, Inc. *	8,800	162,008
Xcerra Corp. *	19,192	113,233
Xilinx, Inc.	52,900	2,278,932
		116,167,621
Software & Services 11.5%
Accenture plc, Class A	128,197	14,476,005
ACI Worldwide, Inc. *	23,100	461,769
Activision Blizzard, Inc.	98,232	3,386,057
Actua Corp. *	8,050	76,314
Acxiom Corp. *	13,300	292,201
Adobe Systems, Inc. *	102,210	9,630,226
Akamai Technologies, Inc. *	37,038	1,888,568
Alliance Data Systems Corp. *	11,844	2,408,004
Alphabet, Inc., Class A *	60,876	43,092,903
Alphabet, Inc., Class C *	61,527	42,638,826

54    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Amdocs Ltd.	34,600	1,956,284
Angie's List, Inc. *	22,248	194,670
ANSYS, Inc. *	19,286	1,750,590
Aspen Technology, Inc. *	15,400	585,662
Autodesk, Inc. *	44,300	2,650,026
Automatic Data Processing, Inc.	94,262	8,336,531
Bankrate, Inc. *	14,600	133,444
Bazaarvoice, Inc. *	15,200	50,920
Blackbaud, Inc.	13,400	827,718
Blackhawk Network Holdings, Inc. *	12,003	385,656
Blucora, Inc. *	11,572	92,692
Booz Allen Hamilton Holding Corp.	24,800	683,736
Bottomline Technologies de, Inc. *	8,800	216,128
Broadridge Financial Solutions, Inc.	23,825	1,425,688
BroadSoft, Inc. *	6,500	254,572
CA, Inc.	69,408	2,058,641
CACI International, Inc., Class A *	4,100	394,215
Cadence Design Systems, Inc. *	62,500	1,449,375
Callidus Software, Inc. *	16,546	302,792
Cardtronics, Inc. *	8,800	346,896
CDK Global, Inc.	32,620	1,551,733
Ciber, Inc. *	24,900	57,768
Citrix Systems, Inc. *	30,800	2,520,672
Cognizant Technology Solutions Corp., Class A *	125,800	7,342,946
CommVault Systems, Inc. *	6,900	302,013
Computer Sciences Corp.	27,638	915,647
comScore, Inc. *	10,950	335,289
Convergys Corp.	16,000	424,000
CoreLogic, Inc. *	23,100	819,588
Cornerstone OnDemand, Inc. *	7,100	243,885
CoStar Group, Inc. *	6,600	1,302,246
Covisint Corp. *	4,460	8,251
CSG Systems International, Inc.	8,900	394,982
CSRA, Inc.	27,638	717,482
Demand Media, Inc. *	5,920	34,869
Demandware, Inc. *	6,800	313,344
Digimarc Corp. *(c)	3,542	105,729
DST Systems, Inc.	5,900	712,012
EarthLink Holdings Corp.	17,050	99,060
eBay, Inc. *	227,344	5,554,014
Ebix, Inc.	8,303	399,540
Edgewater Technology, Inc. *	767	6,520
Electronic Arts, Inc. *	62,500	3,865,625
Ellie Mae, Inc. *	8,393	701,655
Endurance International Group Holdings, Inc. *	13,300	142,443
EnerNOC, Inc. *	9,754	66,522
Envestnet, Inc. *	7,300	229,074
EPAM Systems, Inc. *	7,800	568,854
Epiq Systems, Inc.	8,525	125,914
Euronet Worldwide, Inc. *	8,800	678,480
Everi Holdings, Inc. *	28,300	47,544
EVERTEC, Inc.	14,000	188,580
ExlService Holdings, Inc. *	7,200	348,408
Facebook, Inc., Class A *	478,207	56,227,579
Fair Isaac Corp.	8,544	911,730
FalconStor Software, Inc. *	1,200	1,272
Fidelity National Information Services, Inc.	56,091	3,690,788
FireEye, Inc. *	29,500	511,825
First Data Corp., Class A *	35,000	398,650
Security	Number of Shares	Value ($)
Fiserv, Inc. *	48,600	4,749,192
FleetCor Technologies, Inc. *	16,400	2,536,752
Forrester Research, Inc.	6,800	228,616
Fortinet, Inc. *	26,700	868,017
Gartner, Inc. *	18,100	1,577,777
Genpact Ltd. *	28,274	788,562
Global Payments, Inc.	32,729	2,362,378
Glu Mobile, Inc. *(c)	38,900	103,863
Gogo, Inc. *(c)	16,000	169,440
GrubHub, Inc. *	20,400	534,888
GSE Systems, Inc. *	2,424	6,181
Guidewire Software, Inc. *	14,700	837,459
Higher One Holdings, Inc. *	19,400	73,526
IAC/InterActiveCorp	18,072	837,456
Imperva, Inc. *	8,262	384,018
inContact, Inc. *	20,172	187,801
Infoblox, Inc. *	8,600	143,878
Information Services Group, Inc. *	7,500	30,750
Interactive Intelligence Group, Inc. *	2,900	107,793
Internap Corp. *	13,200	30,096
International Business Machines Corp.	183,251	26,743,651
Intralinks Holdings, Inc. *	12,200	108,702
Intuit, Inc.	54,530	5,501,532
j2 Global, Inc.	9,000	571,680
Jack Henry & Associates, Inc.	13,800	1,118,214
Jive Software, Inc. *	27,994	113,936
Leidos Holdings, Inc.	11,000	545,710
LinkedIn Corp., Class A *	24,000	3,007,440
Lionbridge Technologies, Inc. *	19,500	97,305
Liquidity Services, Inc. *	15,481	86,384
LivePerson, Inc. *	19,700	119,185
LogMeIn, Inc. *	7,600	453,720
Manhattan Associates, Inc. *	16,300	986,802
ManTech International Corp., Class A	8,600	290,680
Marketo, Inc. *	6,684	146,981
MasterCard, Inc., Class A	202,156	19,607,110
Mattersight Corp. *	190	751
MAXIMUS, Inc.	16,300	862,270
Mentor Graphics Corp.	23,800	475,048
Microsoft Corp.	1,646,518	82,111,853
MicroStrategy, Inc., Class A *	2,256	404,546
ModusLink Global Solutions, Inc. *	10,450	15,257
MoneyGram International, Inc. *	9,037	55,578
Monotype Imaging Holdings, Inc.	6,500	143,195
Monster Worldwide, Inc. *	35,800	114,560
NetSuite, Inc. *	7,900	640,216
NeuStar, Inc., Class A *(c)	9,300	218,457
NIC, Inc.	26,000	460,460
Nuance Communications, Inc. *	59,974	1,030,353
Oracle Corp.	660,813	26,340,006
Pandora Media, Inc. *	55,300	549,129
Paychex, Inc.	61,864	3,224,352
Paycom Software, Inc. *	10,700	408,847
Paylocity Holding Corp. *	8,900	340,603
PayPal Holdings, Inc. *	229,744	9,001,370
Pegasystems, Inc.	12,800	337,792
Perficient, Inc. *	7,800	162,864
PRGX Global, Inc. *	11,000	53,240
Progress Software Corp. *	9,300	237,336
Proofpoint, Inc. *	9,000	524,340

See financial notes    55

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PROS Holdings, Inc. *	7,826	92,034
PTC, Inc. *	19,780	721,179
Qlik Technologies, Inc. *	22,200	683,538
Qualys, Inc. *	5,600	141,008
Rackspace Hosting, Inc. *	23,700	542,019
RealNetworks, Inc. *	12,725	58,026
RealPage, Inc. *	10,500	230,895
Red Hat, Inc. *	36,600	2,685,342
Reis, Inc.	1,400	35,238
Rightside Group Ltd. *	5,920	53,517
RingCentral, Inc., Class A *	24,600	469,368
Rovi Corp. *	15,412	271,559
Sabre Corp.	43,200	1,250,640
salesforce.com, Inc. *	130,722	9,908,728
Science Applications International Corp.	6,285	333,671
Seachange International, Inc. *	9,250	34,502
ServiceNow, Inc. *	31,800	2,273,064
ServiceSource International, Inc. *	14,400	58,032
Shutterstock, Inc. *(c)	4,000	164,080
Splunk, Inc. *	27,000	1,403,460
SPS Commerce, Inc. *	4,300	218,999
SS&C Technologies Holdings, Inc.	16,700	1,021,205
Stamps.com, Inc. *	5,827	479,912
StarTek, Inc. *	3,900	15,990
Support.com, Inc. *	18,400	15,824
Sykes Enterprises, Inc. *	11,026	321,408
Symantec Corp.	139,573	2,323,193
Synchronoss Technologies, Inc. *	8,100	251,667
Synopsys, Inc. *	28,084	1,334,552
Syntel, Inc. *	8,600	365,758
Tableau Software, Inc., Class A *	10,742	555,361
Take-Two Interactive Software, Inc. *	22,600	772,468
Tangoe, Inc. *	8,200	72,324
TeleTech Holdings, Inc.	9,100	252,889
Teradata Corp. *	27,000	683,100
Textura, Corp. *	6,941	183,173
The Hackett Group, Inc.	7,200	107,136
The Ultimate Software Group, Inc. *	6,600	1,297,494
The Western Union Co.	102,032	2,040,640
TiVo, Inc. *	17,800	177,644
Total System Services, Inc.	36,904	1,887,271
Travelport Worldwide Ltd.	20,000	279,000
Twitter, Inc. *	127,600	1,865,512
Tyler Technologies, Inc. *	6,800	995,588
Unisys Corp. *(c)	18,200	140,322
United Online, Inc. *	2,478	26,837
Unwired Planet, Inc. *	647	5,215
Vantiv, Inc., Class A *	29,400	1,603,476
VASCO Data Security International, Inc. *	9,200	159,436
Verint Systems, Inc. *	9,510	321,818
VeriSign, Inc. *	22,275	1,924,560
VirnetX Holding Corp. *(c)	10,600	47,594
Virtusa Corp. *	4,700	167,038
Visa, Inc., Class A	398,504	30,780,449
VMware, Inc., Class A *	17,100	973,161
Web.com Group, Inc. *	18,523	370,275
WebMD Health Corp. *	7,074	443,823
WEX, Inc. *	8,900	840,961
Workday, Inc., Class A *	23,600	1,769,528
Security	Number of Shares	Value ($)
Xerox Corp.	194,056	1,862,938
Xura, Inc. *	6,250	139,937
Yahoo! Inc. *	182,944	6,695,750
Yelp, Inc. *	14,300	300,300
Zendesk, Inc. *	15,000	339,000
Zillow Group, Inc., Class A *(c)	8,797	220,101
Zillow Group, Inc., Class C *(c)	26,594	639,320
Zynga, Inc., Class A *	212,600	505,988
		528,289,375
Technology Hardware & Equipment 4.9%
3D Systems Corp. *(c)	18,800	332,572
ADTRAN, Inc.	9,100	175,812
Agilysys, Inc. *	8,460	90,353
Amphenol Corp., Class A	60,800	3,394,464
Anixter International, Inc. *	4,000	249,200
Apple, Inc.	1,148,762	107,684,950
Arista Networks, Inc. *	8,600	572,932
ARRIS International plc *	43,075	980,818
Arrow Electronics, Inc. *	18,532	1,150,837
Aviat Networks, Inc. *	18,877	14,403
Avnet, Inc.	26,588	1,093,299
AVX Corp.	14,000	185,080
Badger Meter, Inc.	4,000	285,320
Belden, Inc.	6,900	435,666
Benchmark Electronics, Inc. *	7,830	152,059
Black Box Corp.	4,100	59,942
Brocade Communications Systems, Inc.	106,135	1,019,957
CalAmp Corp. *	4,000	59,880
CDW Corp.	31,400	1,208,900
Checkpoint Systems, Inc. *	7,100	71,852
Ciena Corp. *	17,970	302,435
Cisco Systems, Inc.	1,049,640	28,854,604
Cognex Corp.	14,800	525,844
Coherent, Inc. *	4,100	382,940
CommScope Holding Co., Inc. *	27,582	838,769
Comtech Telecommunications Corp.	4,175	101,035
Corning, Inc.	239,007	4,462,261
Cray, Inc. *	7,600	287,812
CTS Corp.	8,800	145,816
Daktronics, Inc.	8,700	75,690
Diebold, Inc.	12,900	338,883
Digi International, Inc. *	9,100	96,187
Dolby Laboratories, Inc., Class A	8,800	418,968
DTS, Inc. *	4,300	93,826
Echelon Corp. *	720	3,996
EchoStar Corp., Class A *	6,740	275,801
Electro Rent Corp.	7,100	71,071
Electro Scientific Industries, Inc. *	9,900	69,795
Electronics For Imaging, Inc. *	15,500	617,520
EMC Corp.	404,899	10,571,913
Extreme Networks, Inc. *	27,500	96,525
F5 Networks, Inc. *	13,100	1,372,225
Fabrinet *	11,108	355,123
FARO Technologies, Inc. *	3,000	87,120
FEI Co.	10,000	890,200
Finisar Corp. *	15,800	260,068
Fitbit, Inc., Class A *(c)	14,800	270,100
FLIR Systems, Inc.	26,100	788,481

56    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Frequency Electronics, Inc. *	500	5,065
Harmonic, Inc. *	20,042	69,345
Harris Corp.	26,055	2,084,660
Hewlett Packard Enterprise Co.	373,636	6,224,776
HP, Inc.	387,136	4,750,159
Hutchinson Technology, Inc. *	6,000	21,900
I.D. Systems, Inc. *	5,500	28,490
Identiv, Inc. *	120	319
II-VI, Inc. *	13,000	271,310
Imation Corp. *	5,500	8,635
Immersion Corp. *	4,300	31,433
Infinera Corp. *	27,300	324,597
Ingram Micro, Inc., Class A	32,500	1,135,875
Insight Enterprises, Inc. *	8,950	221,154
Intellicheck Mobilisa, Inc. *	62	123
InterDigital, Inc.	6,700	381,766
InvenSense, Inc. *	8,900	68,352
IPG Photonics Corp. *	7,400	641,358
Itron, Inc. *	5,700	234,384
Ixia *	14,900	150,788
Jabil Circuit, Inc.	35,300	612,808
Juniper Networks, Inc.	75,965	1,777,581
Keysight Technologies, Inc. *	31,458	820,425
Kimball Electronics, Inc. *	6,825	74,665
Knowles Corp. *	13,900	185,843
Lexmark International, Inc., Class A	10,900	420,740
LightPath Technologies, Inc., Class A *	75	143
Littelfuse, Inc.	3,700	430,976
Lumentum Holdings, Inc. *	8,910	225,423
Maxwell Technologies, Inc. *	7,700	49,434
Methode Electronics, Inc.	9,500	282,435
MOCON, Inc.	600	8,880
Motorola Solutions, Inc.	34,733	2,611,574
MTS Systems Corp.	3,781	212,568
Multi-Fineline Electronix, Inc. *	5,700	131,100
National Instruments Corp.	26,112	719,908
NCR Corp. *	35,100	1,021,059
NetApp, Inc.	64,900	1,534,236
NETGEAR, Inc. *	6,000	254,400
NetScout Systems, Inc. *	26,000	578,760
Newport Corp. *	8,500	195,415
Nimble Storage, Inc. *	16,100	118,818
OSI Systems, Inc. *	3,700	188,293
Palo Alto Networks, Inc. *	14,900	2,247,963
Park Electrochemical Corp.	3,600	58,716
PC Connection, Inc.	7,000	166,390
PC-Tel, Inc.	8,900	39,872
Plantronics, Inc.	6,000	230,700
Plexus Corp. *	6,500	271,440
Polycom, Inc. *	22,400	267,680
QLogic Corp. *	17,044	223,106
Quantum Corp. *	125,000	57,537
Radisys Corp. *	7,200	32,112
Research Frontiers, Inc. *	2,800	12,712
Richardson Electronics Ltd.	7,300	37,960
Rofin-Sinar Technologies, Inc. *	3,800	122,322
Rogers Corp. *	4,200	240,912
Ruckus Wireless, Inc. *	20,000	274,800
SanDisk Corp.	41,700	3,132,921
Sanmina Corp. *	20,900	494,285
ScanSource, Inc. *	6,300	256,284
Security	Number of Shares	Value ($)
Seagate Technology plc	61,966	1,349,000
Sonus Networks, Inc. *	15,860	131,004
Super Micro Computer, Inc. *	8,200	220,662
SYNNEX Corp.	8,400	693,588
Systemax, Inc. *	8,000	72,400
TE Connectivity Ltd.	78,300	4,657,284
Tech Data Corp. *	8,300	570,127
TESSCO Technologies, Inc.	4,025	66,734
TransAct Technologies, Inc.	1,500	13,065
Trimble Navigation Ltd. *	62,084	1,486,912
TTM Technologies, Inc. *	11,000	71,720
Ubiquiti Networks, Inc. *(c)	3,200	113,984
Universal Display Corp. *	10,100	588,931
VeriFone Systems, Inc. *	18,000	512,280
ViaSat, Inc. *	10,700	820,690
Viavi Solutions, Inc. *	44,553	290,040
Vishay Intertechnology, Inc.	18,588	226,030
Vishay Precision Group, Inc. *	5,620	84,075
Western Digital Corp.	47,345	1,934,753
Zebra Technologies Corp., Class A *	9,575	599,012
		223,653,280
Telecommunication Services 2.4%
8x8, Inc. *	25,000	283,500
Alaska Communications Systems Group, Inc. *	5,000	9,050
AT&T, Inc.	1,274,207	49,464,716
Atlantic Tele-Network, Inc.	3,250	233,708
CenturyLink, Inc.	114,178	3,533,809
Cincinnati Bell, Inc. *	61,468	234,808
Cogent Communications Holdings, Inc.	9,900	383,130
Consolidated Communications Holdings, Inc.	16,757	396,135
Frontier Communications Corp.	257,368	1,430,966
General Communication, Inc., Class A *	10,500	177,450
Globalstar, Inc. *(c)	42,400	82,680
Iridium Communications, Inc. *	11,800	95,226
Level 3 Communications, Inc. *	62,725	3,278,008
Lumos Networks Corp. *	1,500	19,125
NTELOS Holdings Corp. *	4,500	41,625
SBA Communications Corp., Class A *	26,400	2,720,256
Shenandoah Telecommunications Co.	14,200	407,398
Spok Holdings, Inc.	5,500	93,445
Sprint Corp. *(c)	142,805	489,821
T-Mobile US, Inc. *	57,450	2,256,636
Telephone & Data Systems, Inc.	22,222	657,105
United States Cellular Corp. *	5,400	230,256
Verizon Communications, Inc.	843,169	42,951,029
Vonage Holdings Corp. *	36,400	169,988
Windstream Holdings, Inc. (c)	18,211	158,071
Zayo Group Holdings, Inc. *	12,000	311,520
		110,109,461
Transportation 2.0%
Alaska Air Group, Inc.	25,000	1,760,750
Allegiant Travel Co.	3,200	513,824

See financial notes    57

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AMERCO	1,000	352,000
American Airlines Group, Inc.	130,597	4,530,410
ArcBest Corp.	4,800	91,632
Atlas Air Worldwide Holdings, Inc. *	6,500	259,610
Avis Budget Group, Inc. *	20,600	517,060
C.H. Robinson Worldwide, Inc.	29,100	2,065,227
Celadon Group, Inc.	8,890	89,522
Covenant Transport Group, Inc., Class A *	3,000	59,730
CSX Corp.	208,700	5,691,249
Delta Air Lines, Inc.	161,811	6,742,664
Expeditors International of Washington, Inc.	40,900	2,029,049
FedEx Corp.	54,263	8,959,364
Forward Air Corp.	4,600	209,668
Genesee & Wyoming, Inc., Class A *	14,800	963,628
Hawaiian Holdings, Inc. *	10,700	450,149
Heartland Express, Inc.	16,241	294,125
Hertz Global Holdings, Inc. *	87,300	808,398
Hub Group, Inc., Class A *	7,100	273,492
JB Hunt Transport Services, Inc.	19,600	1,624,448
JetBlue Airways Corp. *	60,662	1,200,501
Kansas City Southern	23,255	2,203,411
Kirby Corp. *	11,100	708,402
Knight Transportation, Inc.	14,650	389,251
Landstar System, Inc.	6,600	432,630
Macquarie Infrastructure Corp.	13,700	964,343
Marten Transport Ltd.	9,476	176,822
Matson, Inc.	10,500	408,240
Norfolk Southern Corp.	62,900	5,667,919
Old Dominion Freight Line, Inc. *	12,412	819,813
Park-Ohio Holdings Corp.	3,600	91,620
Roadrunner Transportation Systems, Inc. *	4,900	57,918
Ryder System, Inc.	9,500	654,740
Saia, Inc. *	4,450	128,694
SkyWest, Inc.	7,000	164,500
Southwest Airlines Co.	135,815	6,058,707
Spirit Airlines, Inc. *	14,000	615,020
Swift Transportation Co. *	19,000	315,780
Union Pacific Corp.	173,870	15,166,680
United Continental Holdings, Inc. *	75,700	3,467,817
United Parcel Service, Inc., Class B	144,585	15,191,546
Universal Truckload Services, Inc.	3,300	47,058
Werner Enterprises, Inc.	10,032	254,211
Wesco Aircraft Holdings, Inc. *	13,500	194,805
XPO Logistics, Inc. *(c)	24,310	732,703
YRC Worldwide, Inc. *	8,600	79,120
		94,478,250
Utilities 3.4%
AES Corp.	138,596	1,546,731
AGL Resources, Inc.	21,529	1,417,900
ALLETE, Inc.	14,633	822,228
Alliant Energy Corp.	26,300	1,854,676
Ameren Corp.	48,176	2,312,448
American DG Energy, Inc. *	11,400	2,964
American Electric Power Co., Inc.	96,320	6,116,320
American States Water Co.	9,600	400,224
American Water Works Co., Inc.	37,200	2,706,672
Aqua America, Inc.	37,467	1,186,205
Security	Number of Shares	Value ($)
Artesian Resources Corp., Class A	4,000	107,960
Atmos Energy Corp.	17,400	1,262,370
Avangrid, Inc.	10,000	401,000
Avista Corp.	15,800	633,106
Black Hills Corp.	13,400	811,906
Cadiz, Inc. *(c)	6,356	41,250
California Water Service Group	11,300	315,609
Calpine Corp. *	65,100	1,027,278
CenterPoint Energy, Inc.	88,700	1,902,615
Chesapeake Utilities Corp.	2,770	164,870
CMS Energy Corp.	56,959	2,317,092
Connecticut Water Service, Inc.	5,100	239,802
Consolidated Edison, Inc.	58,610	4,372,306
Delta Natural Gas Co., Inc.	1,291	33,050
Dominion Resources, Inc.	121,665	8,695,398
DTE Energy Co.	36,748	3,276,452
Duke Energy Corp.	139,750	11,009,505
Dynegy, Inc. *	27,300	481,299
Edison International	66,910	4,731,206
El Paso Electric Co.	11,300	509,630
Entergy Corp.	34,293	2,578,148
Eversource Energy	61,336	3,461,804
Exelon Corp.	190,269	6,676,539
FirstEnergy Corp.	90,356	2,944,702
Genie Energy Ltd., Class B *	12,800	94,336
Great Plains Energy, Inc.	41,341	1,291,079
Hawaiian Electric Industries, Inc.	27,100	885,899
IDACORP, Inc.	9,800	712,754
ITC Holdings Corp.	33,000	1,454,310
MDU Resources Group, Inc.	36,025	722,662
MGE Energy, Inc.	9,950	496,008
Middlesex Water Co.	9,400	343,852
National Fuel Gas Co.	20,700	1,148,850
New Jersey Resources Corp.	20,150	718,952
NextEra Energy, Inc.	95,172	11,190,324
NiSource, Inc.	65,764	1,493,500
Northwest Natural Gas Co.	6,300	324,702
NorthWestern Corp.	10,900	619,556
NRG Energy, Inc.	63,356	956,676
NRG Yield, Inc., Class A	8,300	125,579
NRG Yield, Inc., Class C	8,300	134,294
OGE Energy Corp.	41,200	1,219,108
ONE Gas, Inc.	8,525	498,457
Ormat Technologies, Inc.	8,600	373,240
Otter Tail Corp.	7,800	225,576
Pattern Energy Group, Inc.	6,400	134,400
PG&E Corp.	98,100	5,709,420
Piedmont Natural Gas Co., Inc.	24,400	1,459,120
Pinnacle West Capital Corp.	24,200	1,758,130
PNM Resources, Inc.	21,200	671,616
Portland General Electric Co.	24,800	985,056
PPL Corp.	131,700	4,957,188
Public Service Enterprise Group, Inc.	102,900	4,746,777
Pure Cycle Corp. *	8,000	37,120
Questar Corp.	28,900	724,523
SCANA Corp.	31,005	2,129,733
Sempra Energy	48,796	5,043,067
SJW Corp.	4,470	153,813
South Jersey Industries, Inc.	8,400	234,444
Southwest Gas Corp.	13,400	869,794
Spire, Inc.	15,200	972,192

58    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Talen Energy Corp. *	15,700	183,062
TECO Energy, Inc.	48,800	1,355,176
TerraForm Power, Inc., Class A *(c)	9,400	100,392
The Empire District Electric Co.	11,200	377,104
The Southern Co.	187,121	9,374,762
The York Water Co.	6,100	180,865
UGI Corp.	27,900	1,122,696
Unitil Corp.	7,200	284,544
Vectren Corp.	15,266	745,744
WEC Energy Group, Inc.	61,277	3,566,934
Westar Energy, Inc.	28,600	1,476,046
WGL Holdings, Inc.	7,300	495,597
Xcel Energy, Inc.	103,108	4,127,413
		155,367,707
Total Common Stock
(Cost $2,979,734,381)		4,557,356,922

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(e)	31,000	34,410
FRD Acquisition Co. CVR *(b)(e)	8,700	—
		34,410
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(e)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(e)	13,000	24,570
Total Rights
(Cost $67,393)		58,980

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(e)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 0.6% of net assets
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (d)	30,052,867	30,052,867
Total Other Investment Company
(Cost $30,052,867)		30,052,867
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets
Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (f)	39,325,202	39,325,202
Total Short-Term Investment
(Cost $39,325,202)		39,325,202

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $3,070,083,081 and the unrealized appreciation and depreciation were $1,717,898,631 and ($161,187,741), respectively, with a net unrealized appreciation of $1,556,710,890.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $58,980 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $29,045,840.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	65	7,329,400	382,216
S&P 500 Index, e-mini, Long, expires 06/17/16	360	37,063,800	1,098,744
Net Unrealized Appreciation			1,480,960

See financial notes    59

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	2,599,544,434	2,890,439,514
0.6%	Preferred Stock	17,300,936	17,060,236
1.4%	Other Investment Company	42,212,895	42,212,895
0.4%	Short-Term Investments	12,331,303	12,331,303
100.8%	Total Investments	2,671,389,568	2,962,043,948
(0.8%)	Other Assets and Liabilities, Net		(24,628,102)
100.0%	Net Assets		2,937,415,846

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets
Australia 7.1%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	699,373	12,819,453
Bank of Queensland Ltd.	89,063	757,349
Bendigo & Adelaide Bank Ltd.	120,925	851,285
Commonwealth Bank of Australia	410,716	22,929,047
National Australia Bank Ltd.	631,534	12,956,568
Westpac Banking Corp.	799,240	18,760,990
		69,074,692
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	712,905
Commercial & Professional Supplies 0.2%
Brambles Ltd.	375,416	3,545,877
SEEK Ltd.	74,156	917,673
		4,463,550
Consumer Services 0.1%
Aristocrat Leisure Ltd.	144,421	1,091,770
Crown Resorts Ltd.	86,330	770,420
Flight Centre Travel Group Ltd.	11,202	333,546
Tabcorp Holdings Ltd.	197,467	662,340
Tatts Group Ltd.	359,783	1,025,249
		3,883,325
Diversified Financials 0.2%
ASX Ltd.	47,112	1,559,486
Challenger Ltd.	134,444	909,432
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	74,577	3,572,606
Platinum Asset Management Ltd.	46,261	212,112
		6,253,636
Energy 0.3%
Caltex Australia Ltd.	64,807	1,590,569
Oil Search Ltd.	320,180	1,697,507
Origin Energy Ltd.	420,422	1,727,725
Santos Ltd.	395,441	1,424,574
Woodside Petroleum Ltd.	176,879	3,786,979
		10,227,354
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	271,102	8,778,468
Woolworths Ltd.	303,034	5,070,957
		13,849,425
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	844,712
Treasury Wine Estates Ltd.	179,536	1,264,158
		2,108,870
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	1,109,321
Healthscope Ltd.	411,020	846,494
Ramsay Health Care Ltd.	33,875	1,665,831
Sonic Healthcare Ltd.	96,015	1,408,964
		5,030,610
Insurance 0.4%
AMP Ltd.	709,105	3,150,911
Insurance Australia Group Ltd.	606,697	2,643,772
Medibank Pvt Ltd.	634,378	1,509,748
QBE Insurance Group Ltd.	323,456	2,722,410
Suncorp Group Ltd.	309,827	2,930,397
		12,957,238
Materials 1.0%
Alumina Ltd.	675,989	763,335
Amcor Ltd.	275,282	3,209,481
BHP Billiton Ltd.	769,972	12,024,605
Boral Ltd.	194,101	944,716
Fortescue Metals Group Ltd. (a)	384,488	988,132
Iluka Resources Ltd.	88,811	431,035
Incitec Pivot Ltd.	387,731	942,237
James Hardie Industries plc CDI	108,813	1,522,071
Newcrest Mining Ltd. *	185,787	2,709,075
Orica Ltd.	85,202	984,473
Rio Tinto Ltd.	102,987	4,018,396
South32 Ltd. *	1,284,917	1,606,966
		30,144,522
Media 0.0%
REA Group Ltd.	11,698	450,077
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	112,143	8,936,480
Real Estate 0.7%
Dexus Property Group	239,107	1,524,588
Goodman Group	414,865	2,161,389
LendLease Group	136,065	1,306,995
Mirvac Group	854,706	1,209,265
Scentre Group	1,283,949	4,557,402

60    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stockland	562,198	1,859,466
The GPT Group	438,599	1,670,405
Vicinity Centres	803,376	2,019,356
Westfield Corp.	479,877	3,665,110
		19,973,976
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	449,779
Software & Services 0.0%
Computershare Ltd.	115,712	885,762
Telecommunication Services 0.2%
Telstra Corp., Ltd.	1,014,881	4,120,781
TPG Telecom Ltd.	68,681	556,664
Vocus Communications Ltd.	100,000	653,109
		5,330,554
Transportation 0.3%
Asciano Ltd.	158,233	1,060,779
Aurizon Holdings Ltd.	498,416	1,610,281
Qantas Airways Ltd. *	144,571	352,498
Sydney Airport	251,805	1,298,323
Transurban Group	498,286	4,372,343
		8,694,224
Utilities 0.2%
AGL Energy Ltd.	158,055	2,189,282
APA Group	263,879	1,747,773
AusNet Services	407,266	473,786
DUET Group	544,007	929,450
		5,340,291
		208,767,270
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	65,936	1,898,048
Raiffeisen Bank International AG *	31,357	501,942
		2,399,990
Capital Goods 0.1%
ANDRITZ AG	19,353	1,086,326
Energy 0.0%
OMV AG	34,514	1,038,527
Materials 0.0%
voestalpine AG	29,457	1,062,952
		5,587,795
Belgium 1.4%
Banks 0.1%
KBC Groep N.V.	59,647	3,355,861
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	18,712	1,655,531
Food & Staples Retailing 0.1%
Colruyt S.A.	17,161	989,532
Delhaize Group	24,505	2,575,099
		3,564,631
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev N.V.	193,359	23,986,933
Security	Number of Shares	Value ($)
Insurance 0.1%
Ageas	48,027	1,887,305
Materials 0.1%
Solvay S.A.	17,808	1,804,140
Umicore S.A.	22,105	1,103,472
		2,907,612
Media 0.0%
Telenet Group Holding N.V. *	15,158	754,587
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,363	2,277,503
Telecommunication Services 0.0%
Proximus (a)	38,984	1,313,909
		41,703,872
Denmark 2.0%
Banks 0.2%
Danske Bank A/S	170,319	4,819,098
Capital Goods 0.1%
Vestas Wind Systems A/S	54,396	3,893,777
Commercial & Professional Supplies 0.1%
ISS A/S	37,101	1,409,267
Consumer Durables & Apparel 0.1%
Pandora A/S	26,305	3,419,979
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	25,270	2,463,378
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	26,765	2,005,113
William Demant Holding A/S *	6,452	663,456
		2,668,569
Insurance 0.0%
Tryg A/S	28,614	540,686
Materials 0.1%
Chr. Hansen Holding A/S	23,411	1,457,827
Novozymes A/S, B Shares	55,255	2,650,151
		4,107,978
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Genmab A/S *	12,842	1,905,377
Novo Nordisk A/S, Class B	470,467	26,268,220
		28,173,597
Telecommunication Services 0.0%
TDC A/S	207,416	1,062,026
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	924	1,258,880
AP Moeller - Maersk A/S, Series B	1,696	2,387,129
DSV A/S	45,591	1,919,296
		5,565,305
		58,123,660
Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	961,591

See financial notes    61

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Kone Oyj, Class B	79,861	3,649,040
Metso Oyj	25,010	602,424
Wartsila Oyj Abp	36,379	1,561,290
		5,812,754
Energy 0.0%
Neste Oyj	30,786	986,523
Insurance 0.2%
Sampo Oyj, A Shares	107,335	4,694,947
Materials 0.1%
Stora Enso Oyj, R Shares (a)	127,451	1,114,316
UPM-Kymmene Oyj	129,195	2,473,059
		3,587,375
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	822,477
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,259,974	7,438,252
Telecommunication Services 0.0%
Elisa Oyj	37,116	1,387,840
Utilities 0.1%
Fortum Oyj	102,012	1,537,986
		27,229,745
France 9.9%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	44,855	4,685,107
Peugeot S.A. *	110,690	1,783,897
Renault S.A.	46,558	4,492,277
Valeo S.A.	19,073	3,025,339
		13,986,620
Banks 0.8%
BNP Paribas S.A.	254,171	13,460,626
Credit Agricole S.A.	259,143	2,868,388
Natixis S.A.	235,018	1,296,814
Societe Generale S.A.	173,277	6,817,958
		24,443,786
Capital Goods 1.6%
Airbus Group SE	142,469	8,906,816
Alstom S.A. *	37,761	965,569
Bouygues S.A. (a)	48,125	1,605,880
Compagnie de Saint-Gobain	113,457	5,198,887
Legrand S.A.	63,523	3,620,664
Rexel S.A.	77,223	1,170,899
Safran S.A.	76,555	5,277,674
Schneider Electric SE	134,824	8,815,814
Thales S.A.	24,970	2,160,846
Vinci S.A.	114,933	8,584,150
Zodiac Aerospace	47,203	1,107,457
		47,414,656
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	66,275	1,570,932
Edenred	49,244	971,368
Societe BIC S.A.	6,847	972,160
		3,514,460
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.6%
Christian Dior SE	12,965	2,278,213
Hermes International	6,333	2,255,542
Kering	18,615	3,192,435
LVMH Moet Hennessy Louis Vuitton SE	67,012	11,164,972
		18,891,162
Consumer Services 0.1%
Accor S.A. (a)	51,113	2,263,450
Sodexo S.A.	22,043	2,226,863
		4,490,313
Diversified Financials 0.0%
Eurazeo S.A.	9,055	637,629
Wendel S.A.	6,304	728,519
		1,366,148
Energy 1.0%
Technip S.A. (a)	24,327	1,425,807
TOTAL S.A.	529,033	26,737,750
		28,163,557
Food & Staples Retailing 0.2%
Carrefour S.A.	135,855	3,848,890
Casino Guichard Perrachon S.A. (a)	13,859	824,815
		4,673,705
Food, Beverage & Tobacco 0.5%
Danone S.A.	141,489	9,913,200
Pernod-Ricard S.A.	50,820	5,489,319
Remy Cointreau S.A.	5,148	428,050
		15,830,569
Health Care Equipment & Services 0.2%
Essilor International S.A.	49,182	6,366,904
Household & Personal Products 0.4%
L'Oreal S.A.	60,354	10,963,044
Insurance 0.5%
AXA S.A.	472,949	11,941,773
CNP Assurances	42,813	729,544
SCOR SE	39,088	1,331,559
		14,002,876
Materials 0.5%
Air Liquide S.A.	82,907	9,403,036
ArcelorMittal	408,636	2,306,801
Arkema S.A.	16,853	1,345,147
Imerys S.A.	8,347	616,411
		13,671,395
Media 0.5%
Eutelsat Communications S.A.	42,441	1,318,579
JC Decaux S.A.	19,220	851,595
Lagardere S.C.A.	27,000	716,522
Publicis Groupe S.A.	44,647	3,304,021
SES S.A.	79,543	2,173,169
Vivendi S.A. (a)	278,223	5,344,751
		13,708,637
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	282,340	23,272,319
Real Estate 0.4%
Fonciere Des Regions	6,593	623,737
Gecina S.A.	7,968	1,151,452

62    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ICADE	7,471	587,770
Klepierre (a)	53,561	2,519,106
Unibail-Rodamco SE	23,495	6,297,722
		11,179,787
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	149,777	920,891
Software & Services 0.3%
Atos SE	20,754	1,847,244
Cap Gemini S.A.	40,393	3,770,392
Dassault Systemes S.A.	31,370	2,453,653
		8,071,289
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	233,613	875,011
Ingenico Group S.A. (a)	13,215	1,557,753
		2,432,764
Telecommunication Services 0.3%
Iliad S.A.	6,150	1,344,746
Numericable-SFR S.A.	25,897	848,496
Orange S.A.	478,358	7,947,402
		10,140,644
Transportation 0.1%
Aeroports de Paris	6,658	838,038
Bollore S.A.	195,141	772,796
Groupe Eurotunnel SE - Reg'd	113,376	1,447,553
		3,058,387
Utilities 0.4%
Electricite de France S.A.	54,100	777,247
Engie S.A.	347,273	5,727,727
Suez Environnement Co.	73,480	1,354,209
Veolia Environnement S.A.	109,783	2,696,881
		10,556,064
		291,119,977
Germany 8.5%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	81,296	7,520,982
Continental AG	26,171	5,763,206
Daimler AG - Reg'd	230,525	16,062,207
Volkswagen AG	8,715	1,391,755
		30,738,150
Banks 0.1%
Commerzbank AG	259,072	2,429,411
Capital Goods 0.9%
Brenntag AG	38,128	2,239,585
GEA Group AG	45,484	2,113,621
MAN SE	8,274	898,047
OSRAM Licht AG	22,359	1,167,563
Siemens AG - Reg'd	190,197	19,903,779
		26,322,595
Consumer Durables & Apparel 0.3%
adidas AG	50,259	6,484,285
Hugo Boss AG	15,109	964,197
		7,448,482
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd	336,076	6,369,621
Deutsche Boerse AG	45,917	3,778,443
		10,148,064
Food & Staples Retailing 0.1%
METRO AG	43,780	1,396,743
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	52,681	4,585,200
Fresenius SE & Co. KGaA	90,990	6,634,827
		11,220,027
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,198,190
Henkel AG & Co. KGaA	24,790	2,521,752
		4,719,942
Insurance 0.9%
Allianz SE - Reg'd	109,338	18,601,440
Hannover Rueck SE	14,992	1,713,899
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	40,090	7,452,957
		27,768,296
Materials 1.2%
BASF SE	219,949	18,196,557
Evonik Industries AG	35,146	1,115,121
HeidelbergCement AG	34,961	3,112,974
K&S AG - Reg'd (a)	48,937	1,221,481
LANXESS AG	20,526	1,074,939
Linde AG	44,460	6,802,465
Symrise AG	29,749	1,974,475
ThyssenKrupp AG	88,924	2,072,092
		35,570,104
Media 0.1%
Axel Springer SE	11,859	663,120
ProSiebenSat.1 Media SE	52,467	2,680,277
RTL Group S.A.	8,951	749,440
		4,092,837
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	198,571	22,948,229
Merck KGaA	31,180	2,936,432
QIAGEN N.V. *	50,348	1,132,358
		27,017,019
Real Estate 0.2%
Deutsche Wohnen AG	79,214	2,428,848
Vonovia SE	110,458	3,723,334
		6,152,182
Retailing 0.0%
Zalando SE *(e)	20,862	692,514
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	268,027	3,824,094
Software & Services 0.7%
SAP SE	236,029	18,519,074
United Internet AG - Reg'd	30,312	1,481,595
		20,000,669

See financial notes    63

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	773,690	13,580,912
Telefonica Deutschland Holding AG	186,815	950,506
		14,531,418
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd	53,108	826,883
Deutsche Post AG - Reg'd	232,177	6,819,798
Fraport AG Frankfurt Airport Services Worldwide	9,632	583,918
		8,230,599
Utilities 0.2%
E.ON SE	481,636	4,991,758
RWE AG *	119,048	1,783,647
		6,775,405
		249,078,551
Hong Kong 3.2%
Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	904,000	2,700,156
Hang Seng Bank Ltd.	180,636	3,275,028
The Bank of East Asia Ltd.	304,200	1,103,633
		7,078,817
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	647,025	7,740,762
Jardine Matheson Holdings Ltd.	58,900	3,248,460
NWS Holdings Ltd.	411,000	624,285
		11,613,507
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	852,237
Techtronic Industries Co., Ltd.	331,000	1,240,810
Yue Yuen Industrial Holdings Ltd.	199,000	724,842
		2,817,889
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	568,000	1,909,184
Melco Crown Entertainment Ltd. ADR	23,187	343,168
MGM China Holdings Ltd.	183,200	256,675
Sands China Ltd.	592,400	2,110,541
Shangri-La Asia Ltd.	258,000	315,184
SJM Holdings Ltd.	398,000	266,841
Wynn Macau Ltd.	425,200	604,574
		5,806,167
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	312,354
Hong Kong Exchanges & Clearing Ltd.	274,318	6,914,802
		7,227,156
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *(e)	1,335,500	1,078,718
Insurance 0.6%
AIA Group Ltd.	2,892,000	17,307,465
Security	Number of Shares	Value ($)
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	655,525	4,476,900
Hang Lung Properties Ltd.	536,000	1,067,270
Henderson Land Development Co., Ltd.	286,438	1,785,236
Hongkong Land Holdings Ltd.	139,400	883,059
Hysan Development Co., Ltd.	156,000	689,281
Kerry Properties Ltd.	166,500	452,447
Link REIT	545,500	3,309,483
New World Development Co., Ltd.	1,295,666	1,288,551
Sino Land Co., Ltd.	700,000	1,098,961
Sun Hung Kai Properties Ltd.	415,604	5,237,907
Swire Pacific Ltd., Class A	141,090	1,530,631
Swire Properties Ltd.	277,600	720,804
The Wharf Holdings Ltd.	322,100	1,740,963
Wheelock & Co., Ltd.	214,000	990,735
		25,272,228
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	409,308
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	650,000	941,871
PCCW Ltd.	976,000	660,638
		1,602,509
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	412,936
MTR Corp., Ltd.	341,000	1,685,875
		2,098,811
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,576,048
CLP Holdings Ltd.	448,080	4,142,508
HK Electric Investments & HK Electric Investments Ltd. (e)	644,000	579,090
Hong Kong & China Gas Co., Ltd.	1,683,516	3,133,840
Power Assets Holdings Ltd.	338,500	3,220,518
		12,652,004
		94,964,579
Ireland 0.5%
Banks 0.1%
Bank of Ireland *	6,507,733	1,976,246
Consumer Services 0.1%
Paddy Power Betfair plc	19,426	2,610,762
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	38,434	3,427,255
Materials 0.2%
CRH plc	196,042	5,705,388
Transportation 0.0%
Ryanair Holdings plc	43,580	660,654
		14,380,305

64    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,364,791
Bank Leumi Le-Israel B.M. *	347,306	1,290,697
Mizrahi Tefahot Bank Ltd.	30,973	360,254
		3,015,742
Energy 0.0%
Delek Group Ltd.	790	138,859
Materials 0.0%
Israel Chemicals Ltd.	111,577	555,872
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Taro Pharmaceutical Industries Ltd. *	1,960	273,890
Teva Pharmaceutical Industries Ltd.	219,589	12,062,686
		12,336,576
Real Estate 0.0%
Azrieli Group Ltd.	8,005	320,677
Software & Services 0.1%
Check Point Software Technologies Ltd. *	16,355	1,355,339
Mobileye N.V. *(a)	19,407	740,377
NICE-Systems Ltd.	13,354	856,978
		2,952,694
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	1,003,709
		20,324,129
Italy 2.1%
Automobiles & Components 0.1%
Ferrari N.V. *	30,129	1,361,668
Fiat Chrysler Automobiles N.V.	213,501	1,718,827
		3,080,495
Banks 0.5%
Banco Popolare SC	85,416	604,815
Intesa Sanpaolo S.p.A.	3,060,208	8,506,766
UniCredit S.p.A.	1,140,728	4,423,751
Unione di Banche Italiane S.p.A.	204,609	869,711
		14,405,043
Capital Goods 0.1%
CNH Industrial N.V.	223,900	1,721,316
Finmeccanica S.p.A. *	92,749	1,175,772
Prysmian S.p.A.	46,111	1,090,933
		3,988,021
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	39,791	2,171,380
Diversified Financials 0.1%
EXOR S.p.A.	27,867	1,049,567
Mediobanca S.p.A.	139,974	1,153,030
		2,202,597
Security	Number of Shares	Value ($)
Energy 0.4%
Eni S.p.A.	617,816	10,093,218
Saipem S.p.A. *	1,112,014	534,328
Tenaris S.A.	118,780	1,606,202
		12,233,748
Insurance 0.2%
Assicurazioni Generali S.p.A.	284,686	4,352,733
UnipolSai S.p.A.	249,290	583,351
		4,936,084
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,721,637	2,657,604
Transportation 0.1%
Atlantia S.p.A.	97,393	2,714,781
Utilities 0.4%
Enel S.p.A.	1,839,021	8,358,031
Snam S.p.A.	505,463	3,091,107
Terna - Rete Elettrica Nationale S.p.A.	363,475	2,052,995
		13,502,133
		61,891,886
Japan 22.1%
Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	45,600	1,772,007
Bridgestone Corp.	154,957	5,703,565
Daihatsu Motor Co., Ltd.	50,300	671,256
Denso Corp.	116,200	4,416,898
Fuji Heavy Industries Ltd.	139,700	4,587,047
Honda Motor Co., Ltd.	393,939	10,630,747
Isuzu Motors Ltd.	145,300	1,554,750
Koito Manufacturing Co., Ltd.	26,000	1,126,431
Mazda Motor Corp.	129,500	1,973,100
Mitsubishi Motors Corp.	146,600	589,970
NGK Spark Plug Co., Ltd.	40,200	801,723
NHK Spring Co., Ltd.	37,000	325,670
Nissan Motor Co., Ltd.	607,696	5,392,708
NOK Corp.	20,800	344,734
Stanley Electric Co., Ltd.	33,100	672,997
Sumitomo Electric Industries Ltd.	190,300	2,289,240
Sumitomo Rubber Industries Ltd.	40,700	619,598
Suzuki Motor Corp.	86,300	2,364,925
The Yokohama Rubber Co., Ltd.	24,500	410,733
Toyoda Gosei Co., Ltd.	17,100	315,304
Toyota Industries Corp.	39,700	1,722,501
Toyota Motor Corp.	649,603	32,928,184
Yamaha Motor Co., Ltd.	63,000	1,031,205
		82,245,293
Banks 1.7%
Aozora Bank Ltd.	253,000	897,647
Concordia Financial Group Ltd. *	277,000	1,333,974
Fukuoka Financial Group, Inc.	180,000	615,328
Hokuhoku Financial Group, Inc.	282,000	355,049
Japan Post Bank Co., Ltd.	100,500	1,227,011
Kyushu Financial Group, Inc.	75,000	393,666

See financial notes    65

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	3,059,409	14,118,598
Mizuho Financial Group, Inc.	5,692,334	8,532,304
Resona Holdings, Inc.	520,600	1,840,458
Seven Bank Ltd.	149,400	634,832
Shinsei Bank Ltd.	411,000	576,048
Sumitomo Mitsui Financial Group, Inc.	306,146	9,212,450
Sumitomo Mitsui Trust Holdings, Inc.	790,000	2,428,366
Suruga Bank Ltd.	44,300	861,367
The Bank of Kyoto Ltd.	77,000	516,491
The Chiba Bank Ltd.	169,000	853,454
The Chugoku Bank Ltd.	43,400	448,645
The Gunma Bank Ltd.	94,000	372,175
The Hachijuni Bank Ltd.	95,000	415,325
The Hiroshima Bank Ltd.	116,000	419,957
The Iyo Bank Ltd.	57,500	377,839
The Joyo Bank Ltd.	154,000	536,707
The Shizuoka Bank Ltd.	132,000	978,345
Yamaguchi Financial Group, Inc.	50,000	464,740
		48,410,776
Capital Goods 2.8%
Amada Holdings Co., Ltd.	86,000	863,998
Asahi Glass Co., Ltd.	223,000	1,305,988
Daikin Industries Ltd.	56,900	4,516,663
FANUC Corp.	47,200	6,972,475
Fuji Electric Co., Ltd.	140,000	595,734
Hino Motors Ltd.	61,600	594,380
Hitachi Construction Machinery Co., Ltd.	23,300	369,930
Hoshizaki Electric Co., Ltd.	9,700	814,055
IHI Corp.	305,000	661,392
ITOCHU Corp.	383,000	4,867,394
JGC Corp.	48,000	818,637
JTEKT Corp.	53,100	676,157
Kajima Corp.	194,000	1,205,160
Kawasaki Heavy Industries Ltd.	357,000	1,001,260
Keihan Holdings Co., Ltd.	115,000	833,861
Komatsu Ltd.	227,909	3,914,317
Kubota Corp.	277,700	4,045,215
Kurita Water Industries Ltd.	25,000	601,149
LIXIL Group Corp.	64,900	1,358,888
Mabuchi Motor Co., Ltd.	11,300	562,476
Makita Corp.	29,100	1,835,727
Marubeni Corp.	393,000	2,086,144
Minebea Co., Ltd.	89,000	728,998
Mitsubishi Corp.	322,200	5,415,732
Mitsubishi Electric Corp.	464,000	4,931,118
Mitsubishi Heavy Industries Ltd.	760,000	2,701,504
Mitsui & Co., Ltd.	410,000	5,008,248
Nabtesco Corp.	28,000	631,658
NGK Insulators Ltd.	63,000	1,293,803
Nidec Corp.	54,400	3,986,109
NSK Ltd.	117,200	1,022,900
Obayashi Corp.	157,000	1,538,652
Seibu Holdings, Inc.	27,000	569,615
Shimizu Corp.	140,000	1,254,797
SMC Corp.	13,300	3,243,332
Security	Number of Shares	Value ($)
Sumitomo Corp.	263,200	2,782,618
Sumitomo Heavy Industries Ltd.	123,000	516,917
Taisei Corp.	255,000	1,740,511
THK Co., Ltd.	33,300	661,435
Toshiba Corp. *	1,007,178	2,130,133
TOTO Ltd.	32,500	1,102,071
Toyota Tsusho Corp.	49,200	1,113,611
		82,874,762
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	132,000	1,237,957
Park24 Co., Ltd.	25,000	700,699
Recruit Holdings Co., Ltd.	33,000	1,019,568
Secom Co., Ltd.	51,600	3,965,205
Sohgo Security Services Co., Ltd.	14,400	799,630
Toppan Printing Co., Ltd.	128,000	1,094,448
		8,817,507
Consumer Durables & Apparel 0.9%
Asics Corp.	36,800	728,837
Bandai Namco Holdings, Inc.	41,500	883,506
Casio Computer Co., Ltd.	48,900	930,416
Iida Group Holdings Co., Ltd.	37,800	705,956
Nikon Corp.	81,700	1,190,973
Panasonic Corp.	527,912	4,707,979
Rinnai Corp.	8,500	750,151
Sankyo Co., Ltd.	10,600	401,328
Sega Sammy Holdings, Inc.	51,100	556,395
Sekisui Chemical Co., Ltd.	97,000	1,212,313
Sekisui House Ltd.	147,000	2,552,410
Shimano, Inc.	18,900	2,711,609
Sony Corp.	305,400	7,397,277
Yamaha Corp.	40,300	1,156,615
		25,885,765
Consumer Services 0.2%
Benesse Holdings, Inc.	14,200	402,876
McDonald's Holdings Co., Ltd. (a)	15,000	374,738
Oriental Land Co., Ltd.	47,400	3,291,476
		4,069,090
Diversified Financials 0.5%
Acom Co., Ltd. *	88,800	463,237
AEON Financial Service Co., Ltd.	24,800	553,505
Credit Saison Co., Ltd.	34,000	625,201
Daiwa Securities Group, Inc.	404,000	2,352,824
Japan Exchange Group, Inc.	130,100	1,937,611
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	538,667
Nomura Holdings, Inc.	885,000	3,760,153
ORIX Corp.	318,400	4,503,746
SBI Holdings, Inc.	48,290	499,981
		15,234,925
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	429,381
Inpex Corp.	224,700	1,786,329
JX Holdings, Inc.	528,900	2,273,162

66    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Showa Shell Sekiyu K.K.	49,300	514,481
TonenGeneral Sekiyu K.K.	68,000	644,076
		5,647,429
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	161,200	2,415,646
FamilyMart Co., Ltd.	14,000	738,845
Lawson, Inc.	14,900	1,153,308
Seven & i Holdings Co., Ltd.	182,003	7,426,162
		11,733,961
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	137,000	3,157,885
Asahi Group Holdings Ltd.	93,700	2,973,759
Calbee, Inc.	16,700	650,151
Japan Tobacco, Inc.	264,200	10,794,662
Kikkoman Corp.	35,000	1,115,227
Kirin Holdings Co., Ltd.	194,300	2,802,348
MEIJI Holdings Co., Ltd.	28,900	2,227,083
NH Foods Ltd.	39,000	869,286
Nisshin Seifun Group, Inc.	49,400	808,732
Nissin Foods Holdings Co., Ltd.	15,200	705,629
Suntory Beverage & Food Ltd.	34,000	1,485,191
Toyo Suisan Kaisha Ltd.	22,800	805,244
Yakult Honsha Co., Ltd.	22,900	1,135,169
Yamazaki Baking Co., Ltd.	26,000	615,495
		30,145,861
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	43,000	828,053
Hoya Corp.	98,607	3,776,082
M3, Inc.	49,200	1,327,241
Medipal Holdings Corp.	34,800	550,578
Miraca Holdings, Inc.	11,800	501,466
Olympus Corp.	67,100	2,613,988
Suzuken Co., Ltd.	19,500	668,228
Sysmex Corp.	34,800	2,176,367
Terumo Corp.	74,800	2,843,545
		15,285,548
Household & Personal Products 0.4%
Kao Corp.	120,219	6,650,152
Kose Corp.	8,000	731,719
Shiseido Co., Ltd.	84,500	1,879,318
Unicharm Corp.	93,800	1,938,946
		11,200,135
Insurance 0.6%
Japan Post Holdings Co., Ltd.	105,000	1,414,625
MS&AD Insurance Group Holdings, Inc.	119,962	3,168,374
Sompo Japan Nipponkoa Holdings, Inc.	80,200	2,105,732
Sony Financial Holdings, Inc.	40,600	501,935
T&D Holdings, Inc.	138,100	1,321,957
The Dai-ichi Life Insurance Co., Ltd.	255,000	3,065,021
Tokio Marine Holdings, Inc.	162,899	5,330,458
		16,908,102
Materials 1.2%
Air Water, Inc.	34,000	510,777
Asahi Kasei Corp.	314,000	2,148,428
Daicel Corp.	72,300	903,168
Security	Number of Shares	Value ($)
Hitachi Chemical Co., Ltd.	22,600	379,538
Hitachi Metals Ltd.	58,500	594,018
JFE Holdings, Inc.	114,600	1,608,221
JSR Corp.	40,300	552,439
Kaneka Corp.	72,000	602,620
Kansai Paint Co., Ltd.	56,000	979,420
Kobe Steel Ltd.	687,000	659,671
Kuraray Co., Ltd.	88,000	1,115,667
Maruichi Steel Tube Ltd.	8,800	255,941
Mitsubishi Chemical Holdings Corp.	322,400	1,682,457
Mitsubishi Gas Chemical Co., Inc.	85,000	466,124
Mitsubishi Materials Corp.	272,000	862,724
Mitsui Chemicals, Inc.	180,000	596,977
Nippon Paint Holdings Co., Ltd.	36,100	947,873
Nippon Steel & Sumitomo Metal Corp.	179,841	3,742,088
Nitto Denko Corp.	40,000	2,154,818
Oji Holdings Corp.	207,000	850,053
Shin-Etsu Chemical Co., Ltd.	99,960	5,598,637
Sumitomo Chemical Co., Ltd.	347,000	1,568,378
Sumitomo Metal Mining Co., Ltd.	119,000	1,342,614
Taiheiyo Cement Corp.	281,000	743,530
Taiyo Nippon Sanso Corp.	43,700	403,523
Teijin Ltd.	241,000	862,837
Toray Industries, Inc.	351,000	2,931,823
Toyo Seikan Group Holdings Ltd.	40,600	800,419
		35,864,783
Media 0.1%
Dentsu, Inc.	53,300	2,708,120
Hakuhodo DY Holdings, Inc.	53,300	600,883
Toho Co., Ltd.	29,100	737,540
		4,046,543
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	504,050	6,795,895
Chugai Pharmaceutical Co., Ltd.	53,200	1,792,877
Daiichi Sankyo Co., Ltd.	156,600	3,690,652
Eisai Co., Ltd.	60,900	3,769,689
Hisamitsu Pharmaceutical Co., Inc.	14,600	690,729
Kyowa Hakko Kirin Co., Ltd.	53,000	942,236
Mitsubishi Tanabe Pharma Corp.	51,200	911,591
Ono Pharmaceutical Co., Ltd.	99,500	4,483,258
Otsuka Holdings Co., Ltd.	94,600	3,687,934
Santen Pharmaceutical Co., Ltd.	90,800	1,301,309
Shionogi & Co., Ltd.	71,700	3,659,723
Sumitomo Dainippon Pharma Co., Ltd.	41,500	534,220
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	706,368
Takeda Pharmaceutical Co., Ltd.	191,100	9,127,289
		42,093,770

See financial notes    67

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	376,836
Daito Trust Construction Co., Ltd.	17,100	2,418,491
Daiwa House Industry Co., Ltd.	142,100	3,796,444
Hulic Co., Ltd.	66,400	660,876
Japan Prime Realty Investment Corp.	196	863,944
Japan Real Estate Investment Corp.	310	1,930,374
Japan Retail Fund Investment Corp.	624	1,533,086
Mitsubishi Estate Co., Ltd.	298,502	5,672,316
Mitsui Fudosan Co., Ltd.	225,777	5,514,023
Nippon Building Fund, Inc.	343	2,172,906
Nippon Prologis REIT, Inc.	396	949,543
Nomura Real Estate Holdings, Inc.	31,300	572,016
Nomura Real Estate Master Fund, Inc.	869	1,363,243
NTT Urban Development Corp.	22,700	212,425
Sumitomo Realty & Development Co., Ltd.	86,000	2,500,559
Tokyo Tatemono Co., Ltd.	48,500	640,372
Tokyu Fudosan Holdings Corp.	132,900	903,551
United Urban Investment Corp.	678	1,170,231
		33,251,236
Retailing 0.6%
ABC-Mart, Inc.	5,980	388,055
Don Quijote Holdings Co., Ltd.	28,100	999,680
Fast Retailing Co., Ltd.	12,700	3,343,938
Hikari Tsushin, Inc.	5,100	382,001
Isetan Mitsukoshi Holdings Ltd.	88,300	937,016
J. Front Retailing Co., Ltd.	59,500	714,829
Marui Group Co., Ltd.	52,300	799,021
Nitori Holdings Co., Ltd.	18,000	1,674,337
Rakuten, Inc.	220,820	2,400,614
Ryohin Keikaku Co., Ltd.	5,800	1,292,029
Sanrio Co., Ltd. (a)	10,800	212,335
Shimamura Co., Ltd.	5,400	728,964
Takashimaya Co., Ltd.	81,000	591,366
USS Co., Ltd.	51,600	816,227
Yamada Denki Co., Ltd.	171,600	863,880
		16,144,292
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	24,600	1,064,582
Tokyo Electron Ltd.	41,600	2,749,435
		3,814,017
Software & Services 0.5%
Fujitsu Ltd.	433,000	1,512,944
GungHo Online Entertainment, Inc. (a)	80,100	209,654
Itochu Techno-Solutions Corp.	9,012	176,602
Kakaku.com, Inc.	38,400	691,626
Konami Holdings Corp.	24,600	775,625
Security	Number of Shares	Value ($)
Mixi, Inc.	10,100	345,104
Nexon Co., Ltd.	28,900	433,944
Nintendo Co., Ltd.	25,339	3,430,925
Nomura Research Institute Ltd.	29,400	1,031,354
NTT Data Corp.	31,100	1,619,087
Obic Co., Ltd.	15,400	809,438
Oracle Corp., Japan	9,600	517,081
Otsuka Corp.	13,300	634,252
Trend Micro, Inc.	24,700	936,724
Yahoo Japan Corp.	353,000	1,579,119
		14,703,479
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	41,900	724,187
Brother Industries Ltd.	54,100	613,297
Canon, Inc.	254,295	7,110,781
Citizen Holdings Co., Ltd.	68,300	385,253
FUJIFILM Holdings Corp.	114,211	4,688,162
Hamamatsu Photonics K.K.	37,700	1,047,713
Hirose Electric Co., Ltd.	7,085	856,902
Hitachi High-Technologies Corp.	15,900	430,216
Hitachi Ltd.	1,155,079	5,292,832
Keyence Corp.	10,900	6,533,383
Konica Minolta, Inc.	106,500	919,262
Kyocera Corp.	76,600	3,800,904
Murata Manufacturing Co., Ltd.	48,274	6,295,473
NEC Corp.	605,000	1,472,433
Nippon Electric Glass Co., Ltd.	88,000	465,910
Omron Corp.	46,400	1,472,591
Ricoh Co., Ltd.	171,400	1,746,724
Seiko Epson Corp.	70,400	1,153,637
Shimadzu Corp.	58,000	868,116
TDK Corp.	29,400	1,720,306
Yaskawa Electric Corp.	53,900	631,239
Yokogawa Electric Corp.	51,000	547,954
		48,777,275
Telecommunication Services 1.4%
KDDI Corp.	419,400	12,081,125
Nippon Telegraph & Telephone Corp.	166,256	7,440,007
NTT DOCOMO, Inc.	344,800	8,269,676
SoftBank Group Corp.	230,700	12,404,853
		40,195,661
Transportation 1.2%
ANA Holdings, Inc.	293,000	818,155
Central Japan Railway Co.	34,300	6,008,525
East Japan Railway Co.	79,560	6,999,374
Hankyu Hanshin Holdings, Inc.	273,000	1,730,412
Japan Airlines Co., Ltd.	27,200	979,045
Japan Airport Terminal Co., Ltd.	9,200	328,324
Kamigumi Co., Ltd.	51,000	457,257
Keikyu Corp.	111,000	1,004,787
Keio Corp.	132,000	1,162,649
Keisei Electric Railway Co., Ltd.	63,000	866,745
Kintetsu Group Holdings Co., Ltd.	440,000	1,809,510

68    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi Logistics Corp.	25,000	341,777
Mitsui O.S.K. Lines Ltd.	273,000	580,137
Nagoya Railroad Co., Ltd.	227,000	1,144,860
Nippon Express Co., Ltd.	216,000	985,699
Nippon Yusen K.K.	383,000	750,306
Odakyu Electric Railway Co., Ltd.	153,000	1,661,503
Tobu Railway Co., Ltd.	250,000	1,281,266
Tokyu Corp.	267,000	2,314,073
West Japan Railway Co.	41,000	2,475,015
Yamato Holdings Co., Ltd.	83,400	1,682,080
		35,381,499
Utilities 0.5%
Chubu Electric Power Co., Inc.	151,800	1,999,532
Electric Power Development Co., Ltd.	33,800	1,018,666
Hokuriku Electric Power Co.	40,300	527,819
Kyushu Electric Power Co., Inc.	104,200	1,045,825
Osaka Gas Co., Ltd.	443,000	1,597,091
Shikoku Electric Power Co., Inc.	42,400	523,366
The Chugoku Electric Power Co., Inc.	70,100	909,793
The Kansai Electric Power Co., Inc. *	163,400	1,439,084
Toho Gas Co., Ltd.	89,000	607,668
Tohoku Electric Power Co., Inc.	111,800	1,429,360
Tokyo Electric Power Co. Holdings, Inc. *	343,990	1,842,373
Tokyo Gas Co., Ltd.	539,201	2,379,856
		15,320,433
		648,052,142
Netherlands 3.0%
Banks 0.4%
ING Groep N.V. CVA	928,070	11,372,029
Capital Goods 0.3%
AerCap Holdings N.V. *	21,247	850,092
Boskalis Westminster N.V.	21,558	899,034
Koninklijke Philips N.V.	230,226	6,326,282
		8,075,408
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	29,661	1,593,874
Energy 0.0%
Koninklijke Vopak N.V.	16,676	906,660
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	200,625	4,368,455
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	24,444	2,018,017
Heineken N.V.	55,259	5,184,795
		7,202,812
Household & Personal Products 0.6%
Unilever N.V. CVA	391,174	17,184,219
Security	Number of Shares	Value ($)
Insurance 0.2%
Aegon N.V.	434,813	2,499,885
NN Group N.V.	76,122	2,642,387
		5,142,272
Materials 0.2%
Akzo Nobel N.V.	58,503	4,156,440
Koninklijke DSM N.V.	43,663	2,679,884
OCI N.V. *	21,770	430,177
		7,266,501
Media 0.3%
Altice N.V., Class A *	91,755	1,390,991
Altice N.V., Class B *	24,908	380,739
RELX N.V.	238,840	4,010,980
Wolters Kluwer N.V.	73,207	2,788,647
		8,571,357
Semiconductors & Semiconductor Equipment 0.4%
ASML Holding N.V.	83,679	8,088,059
NXP Semiconductors N.V. *	32,256	2,750,792
		10,838,851
Software & Services 0.0%
Gemalto N.V.	19,973	1,298,281
Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	786,744	3,091,631
Transportation 0.0%
TNT Express N.V. *	109,936	997,974
		87,910,324
New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	607,827
Materials 0.0%
Fletcher Building Ltd.	171,142	994,879
Telecommunication Services 0.1%
Spark New Zealand Ltd.	420,111	1,086,309
Transportation 0.0%
Auckland International Airport Ltd.	241,551	1,036,185
Utilities 0.1%
Contact Energy Ltd.	165,447	587,022
Meridian Energy Ltd.	316,280	584,221
Mighty River Power Ltd.	201,178	424,504
		1,595,747
		5,320,947
Norway 0.6%
Banks 0.1%
DNB A.S.A.	230,626	2,951,187
Energy 0.2%
Statoil A.S.A.	267,877	4,714,982
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	198,846	1,735,911
Insurance 0.0%
Gjensidige Forsikring A.S.A.	50,636	866,923

See financial notes    69

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
Norsk Hydro A.S.A. (a)	331,184	1,440,976
Yara International A.S.A.	44,980	1,799,110
		3,240,086
Media 0.0%
Schibsted A.S.A., B Shares *	25,326	720,630
Schibsted A.S.A., Class A	17,000	495,458
		1,216,088
Telecommunication Services 0.1%
Telenor A.S.A.	180,244	3,101,306
		17,826,483
Portugal 0.2%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *(a)	8,699,500	386,501
Banco Espirito Santo S.A. - Reg'd *(b)(d)	470,491	—
		386,501
Energy 0.1%
Galp Energia, SGPS, S.A.	115,177	1,582,466
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	979,999
Utilities 0.1%
EDP - Energias de Portugal S.A.	562,711	2,000,476
		4,949,442
Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	415,346	4,698,009
Oversea-Chinese Banking Corp., Ltd.	751,671	4,882,924
United Overseas Bank Ltd.	307,533	4,237,993
		13,818,926
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,413,066
Noble Group Ltd. *	1,093,900	370,856
Sembcorp Industries Ltd.	260,600	557,035
Sembcorp Marine Ltd. (a)	152,000	187,795
Singapore Technologies Engineering Ltd.	375,200	895,606
Yangzijiang Shipbuilding Holdings Ltd.	431,000	315,978
		3,740,336
Consumer Services 0.0%
Genting Singapore plc	1,564,900	944,581
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	1,043,192
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	490,217
Wilmar International Ltd.	456,200	1,253,170
		1,743,387
Media 0.1%
Singapore Press Holdings Ltd.	367,400	1,105,946
Security	Number of Shares	Value ($)
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,900	989,014
CapitaLand Commercial Trust Ltd.	452,900	480,490
CapitaLand Ltd.	662,500	1,526,019
CapitaLand Mall Trust	644,100	988,790
City Developments Ltd.	87,300	539,983
Global Logistic Properties Ltd.	709,500	1,006,105
Suntec Real Estate Investment Trust	570,100	712,299
UOL Group Ltd.	128,200	583,788
		6,826,488
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	28,000	800,516
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,922,537	5,499,204
StarHub Ltd.	129,000	316,887
		5,816,091
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	1,152,234
Hutchison Port Holdings Trust, Class U	1,506,600	668,827
Singapore Airlines Ltd.	128,400	1,096,084
		2,917,145
		38,756,608
Spain 3.2%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	1,553,324	10,674,141
Banco De Sabadell S.A.	1,207,465	2,313,607
Banco Popular Espanol S.A.	433,046	1,180,776
Banco Santander S.A.	3,459,966	17,570,812
Bankia S.A.	1,163,780	1,085,601
Bankinter S.A.	167,699	1,280,012
CaixaBank S.A.	640,794	1,934,369
		36,039,318
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	48,080	1,594,648
Ferrovial S.A.	117,093	2,526,290
Zardoya Otis S.A.	43,251	459,584
		4,580,522
Energy 0.1%
Repsol S.A.	264,013	3,478,757
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	135,669	754,912
Insurance 0.0%
Mapfre S.A.	244,029	620,779
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	69,528	1,515,932
Retailing 0.3%
Industria de Diseno Textil S.A.	261,010	8,400,753

70    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	107,389	4,896,977
Telecommunication Services 0.4%
Telefonica S.A.	1,085,760	11,877,339
Transportation 0.2%
Abertis Infraestructuras S.A.	123,276	2,081,197
Aena S.A. *(e)	15,870	2,267,112
International Consolidated Airlines Group S.A.	193,828	1,494,638
		5,842,947
Utilities 0.6%
Enagas S.A.	53,218	1,624,742
Endesa S.A.	76,694	1,613,632
Gas Natural SDG S.A.	82,954	1,729,840
Iberdrola S.A.	1,323,454	9,421,324
Red Electrica Corp. S.A.	26,237	2,346,485
		16,736,023
		94,744,259
Sweden 2.9%
Banks 0.7%
Nordea Bank AB	731,837	7,113,559
Skandinaviska Enskilda Banken AB, A Shares	374,095	3,576,587
Svenska Handelsbanken AB, A Shares	362,099	4,830,454
Swedbank AB, A Shares	217,501	4,695,587
		20,216,187
Capital Goods 0.8%
Alfa Laval AB (a)	71,707	1,131,401
Assa Abloy AB, Class B	239,253	5,027,243
Atlas Copco AB, A Shares (a)	159,588	4,134,486
Atlas Copco AB, B Shares (a)	94,007	2,258,605
Sandvik AB (a)	260,070	2,671,980
Skanska AB, B Shares	94,622	2,085,551
SKF AB, B Shares	94,053	1,733,176
Volvo AB, B Shares	364,022	4,268,799
		23,311,241
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares (a)	73,924	1,168,904
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	56,468	1,640,944
Husqvarna AB, B Shares	94,980	758,058
		2,399,002
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	751,913
Investment AB Kinnevik, B Shares	55,465	1,597,857
Investor AB, B Shares	108,254	3,977,262
		6,327,032
Energy 0.0%
Lundin Petroleum AB *	49,912	936,436
Food & Staples Retailing 0.0%
ICA Gruppen AB (a)	19,005	624,865
Food, Beverage & Tobacco 0.1%
Swedish Match AB (a)	45,711	1,451,864
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	995,967
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	146,823	4,632,503
Materials 0.0%
Boliden AB	68,957	1,206,081
Retailing 0.3%
Hennes & Mauritz AB, B Shares	229,024	8,155,623
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	62,898	2,512,446
Telefonaktiebolaget LM Ericsson, B Shares (a)	728,936	5,906,136
		8,418,582
Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	14,921	863,918
Tele2 AB, B Shares	74,695	713,690
Telia Co. AB	642,478	3,072,692
		4,650,300
		84,494,587
Switzerland 9.0%
Capital Goods 0.6%
ABB Ltd. - Reg'd *	522,578	11,063,115
Geberit AG - Reg'd	8,940	3,439,504
Schindler Holding AG	10,943	1,995,737
Schindler Holding AG - Reg'd	4,537	834,704
Sulzer AG - Reg'd	3,637	332,004
		17,665,064
Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg'd	40,590	2,620,224
SGS S.A. - Reg'd	1,318	2,906,032
		5,526,256
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	125,055	8,338,694
The Swatch Group AG - Bearer Shares	7,714	2,631,873
The Swatch Group AG - Reg'd	11,639	778,720
		11,749,287
Diversified Financials 0.9%
Credit Suisse Group AG - Reg'd *	437,829	6,663,082
Julius Baer Group Ltd. *	53,043	2,273,199
Pargesa Holding S.A.	8,318	578,757
Partners Group Holding AG	3,761	1,551,181
UBS Group AG - Reg’d	876,324	15,191,470
		26,257,689
Food, Beverage & Tobacco 2.1%
Aryzta AG *	22,198	863,416
Barry Callebaut AG - Reg'd *	534	628,213
Chocoladefabriken Lindt & Sprungli AG	238	1,458,316

See financial notes    71

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Chocoladefabriken Lindt & Sprungli AG - Reg'd	25	1,830,183
Nestle S.A. - Reg'd	766,263	57,193,602
		61,973,730
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	12,877	1,723,943
Insurance 0.6%
Baloise Holding AG - Reg'd	11,516	1,427,482
Swiss Life Holding AG - Reg'd *	7,680	1,942,400
Swiss Re AG	84,091	7,473,885
Zurich Insurance Group AG *	36,241	8,131,908
		18,975,675
Materials 0.8%
EMS-Chemie Holding AG - Reg'd	2,075	1,026,849
Givaudan S.A. - Reg'd	2,189	4,320,786
LafargeHolcim Ltd. - Reg'd	110,146	5,592,715
Sika AG	519	2,211,949
Syngenta AG - Reg'd	22,370	8,974,059
		22,126,358
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Actelion Ltd. - Reg'd *	24,590	3,985,550
Galenica AG - Reg'd	909	1,330,769
Lonza Group AG - Reg'd *	12,926	2,155,905
Novartis AG - Reg'd	546,624	41,599,293
Roche Holding AG	168,753	42,696,057
		91,767,574
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	16,700	1,464,027
Retailing 0.0%
Dufry AG - Reg'd *	9,260	1,220,634
Telecommunication Services 0.1%
Swisscom AG - Reg'd	6,157	3,128,853
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	13,052	1,883,602
		265,462,692
United Kingdom 19.4%
Automobiles & Components 0.1%
GKN plc	403,858	1,648,113
Banks 2.2%
Barclays plc	4,021,538	10,097,116
HSBC Holdings plc	4,699,609	31,143,720
Lloyds Banking Group plc	13,699,335	13,446,043
Royal Bank of Scotland Group plc *	854,511	2,874,871
Standard Chartered plc	799,232	6,459,879
		64,021,629
Capital Goods 0.8%
Ashtead Group plc	123,822	1,646,759
BAE Systems plc	754,574	5,264,406
Bunzl plc	79,336	2,368,022
Cobham plc	266,366	600,976
IMI plc	60,653	830,027
Meggitt plc	179,669	1,080,234
Rolls-Royce Holdings plc *	443,437	4,350,225
Security	Number of Shares	Value ($)
Smiths Group plc	91,636	1,487,103
The Weir Group plc	55,899	981,901
Travis Perkins plc	59,574	1,611,773
Wolseley plc	61,057	3,419,930
		23,641,356
Commercial & Professional Supplies 0.4%
Aggreko plc	63,157	1,005,297
Babcock International Group plc	58,617	813,429
Capita plc	158,039	2,315,577
Experian plc	233,092	4,271,357
G4S plc	381,811	1,052,850
Intertek Group plc	40,339	1,924,399
		11,382,909
Consumer Durables & Apparel 0.3%
Barratt Developments plc	250,875	1,953,663
Berkeley Group Holdings plc	31,587	1,384,158
Burberry Group plc	109,653	1,909,230
Persimmon plc	72,100	2,097,107
Taylor Wimpey plc	803,910	2,168,593
		9,512,751
Consumer Services 0.6%
Carnival plc	45,653	2,277,119
Compass Group plc	392,783	6,994,830
InterContinental Hotels Group plc	58,063	2,320,493
Merlin Entertainments plc (e)	175,038	1,105,664
TUI AG	116,827	1,695,758
Whitbread plc	43,597	2,471,161
William Hill plc	221,805	1,015,493
		17,880,518
Diversified Financials 0.4%
3i Group plc	246,495	1,709,709
Aberdeen Asset Management plc	237,683	1,039,824
Hargreaves Lansdown plc	64,972	1,223,256
ICAP plc	133,167	912,958
Investec plc	130,696	1,000,872
London Stock Exchange Group plc	75,135	2,984,502
Provident Financial plc	34,271	1,461,695
Schroders plc	31,199	1,148,507
		11,481,323
Energy 2.5%
BP plc	4,408,288	24,286,937
Petrofac Ltd.	60,315	747,272
Royal Dutch Shell plc, A Shares	947,722	24,823,871
Royal Dutch Shell plc, B Shares	952,433	25,006,006
		74,864,086
Food & Staples Retailing 0.3%
J. Sainsbury plc	336,593	1,424,061
Tesco plc *	1,936,494	4,868,421
WM Morrison Supermarkets plc	511,940	1,432,454
		7,724,936

72    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.6%
Associated British Foods plc	86,803	3,894,038
British American Tobacco plc	448,625	27,353,606
Coca-Cola HBC AG CDI *	46,971	962,817
Diageo plc	604,604	16,346,132
Imperial Brands plc	230,021	12,506,980
SABMiller plc	232,508	14,240,191
Tate & Lyle plc	121,777	1,048,443
		76,352,207
Health Care Equipment & Services 0.2%
Mediclinic International plc	84,173	1,113,689
Smith & Nephew plc	217,346	3,680,601
		4,794,290
Household & Personal Products 1.0%
Reckitt Benckiser Group plc	152,618	14,867,884
Unilever plc	307,724	13,749,683
		28,617,567
Insurance 1.2%
Admiral Group plc	52,234	1,419,649
Aviva plc	982,541	6,224,880
Direct Line Insurance Group plc	329,168	1,743,807
Legal & General Group plc	1,421,810	4,646,325
Old Mutual plc	1,208,660	3,286,054
Prudential plc	616,272	12,164,919
RSA Insurance Group plc	249,340	1,674,885
St. James's Place plc	125,254	1,589,936
Standard Life plc	473,321	2,260,236
		35,010,691
Materials 1.3%
Anglo American plc	339,219	3,794,255
Antofagasta plc	88,778	628,749
BHP Billiton plc	506,931	6,926,958
Croda International plc	34,357	1,513,513
Fresnillo plc	54,397	886,703
Glencore plc *	2,916,026	6,969,064
Johnson Matthey plc	48,341	2,043,127
Mondi plc	86,402	1,654,991
Randgold Resources Ltd.	23,067	2,304,122
Rexam plc	174,665	1,597,433
Rio Tinto plc	299,750	10,055,507
		38,374,422
Media 0.7%
ITV plc	942,113	3,105,449
Pearson plc	191,968	2,262,052
RELX plc	267,281	4,735,214
Sky plc	247,935	3,408,122
WPP plc	308,129	7,198,694
		20,709,531
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	303,330	17,402,831
GlaxoSmithKline plc	1,168,011	24,963,277
Shire plc	142,132	8,869,325
		51,235,433
Real Estate 0.3%
Hammerson plc	185,934	1,591,208
Intu Properties plc	214,014	953,041
Land Securities Group plc	194,403	3,219,975
Security	Number of Shares	Value ($)
Segro plc	194,484	1,188,271
The British Land Co., plc	231,969	2,440,658
		9,393,153
Retailing 0.3%
Dixons Carphone plc	239,157	1,488,740
Kingfisher plc	547,200	2,915,331
Marks & Spencer Group plc	395,363	2,452,450
Next plc	35,229	2,621,958
Sports Direct International plc *	66,759	376,608
		9,855,087
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	335,865	4,610,037
Software & Services 0.1%
Auto Trader Group plc (e)	231,645	1,272,270
The Sage Group plc	257,798	2,233,016
Worldpay Group plc *(e)	271,094	1,057,292
		4,562,578
Telecommunication Services 1.2%
BT Group plc	2,032,491	13,174,747
Inmarsat plc	104,142	1,416,962
Vodafone Group plc	6,372,661	20,531,680
		35,123,389
Transportation 0.1%
easyJet plc	37,117	799,993
Royal Mail plc	210,337	1,498,138
		2,298,131
Utilities 0.9%
Centrica plc	1,226,963	4,284,829
National Grid plc	897,242	12,802,396
Severn Trent plc	57,848	1,885,865
SSE plc	243,455	5,378,788
United Utilities Group plc	167,568	2,304,246
		26,656,124
		569,750,261
Total Common Stock
(Cost $2,599,544,434)		2,890,439,514

Preferred Stock 0.6% of net assets
Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	12,237	974,301
Porsche Automobil Holding SE	38,330	2,141,239
Volkswagen AG	44,875	6,509,707
		9,625,247
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	43,651	4,985,768
Materials 0.0%
Fuchs Petrolub SE	16,120	690,270
		15,301,285

See financial notes    73

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	552,046
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,475,907	1,160,902
		1,712,948
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(b)(d)	31,484,030	46,003
Total Preferred Stock
(Cost $17,300,936)		17,060,236

Other Investment Company 1.4% of net assets
United States 1.4%
Securities Lending Collateral 1.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	42,212,895	42,212,895
Total Other Investment Company
(Cost $42,212,895)		42,212,895
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets
Time Deposits 0.4%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.08%, 05/02/16 (f)	163,019	238,195
Brown Brothers Harriman
Australian Dollar
0.96%, 05/02/16 (f)	23,405	17,796
Danish Krone
(0.65%), 05/02/16 (f)	8,599	1,323
Hong Kong Dollar
0.01%, 05/02/16 (f)	966,521	124,602
New Zealand Dollar
1.45%, 05/02/16 (f)	6,834	4,772
Singapore Dollar
0.05%, 05/02/16 (f)	1,828	1,360
DNB
Euro
(0.53%), 05/02/16 (f)	1,286,373	1,472,961
Norwegian Krone
0.06%, 05/02/16 (f)	405,121	50,314
Swedish Krone
(1.02%), 05/02/16 (f)	1,194,937	148,801
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 05/02/16 (f)	9,939,889	9,939,889
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Wells Fargo
Swiss Franc
(1.63%), 05/02/16 (f)	317,807	331,290
Total Short-Term Investments
(Cost $12,331,303)		12,331,303

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,689,597,663 and the unrealized appreciation and depreciation were $542,042,121 and ($269,595,836), respectively, with a net unrealized appreciation of $272,446,285.
At 04/30/16, the values of certain foreign securities held by the fund aggregating $2,881,680,025 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,697,005.
(b)	Illiquid security. At the period end, the value of these amounted to $46,003 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,052,660 or 0.3% of net assets.
(f)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	140	11,633,300	180,796

74    See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	3,806,801,193	4,691,577,069
1.0%	Other Investment Companies	46,879,921	46,879,921
100.3%	Total Investments	3,853,681,114	4,738,456,990
(0.3%)	Other Assets and Liabilities, Net		(13,048,504)
100.0%	Net Assets		4,725,408,486

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 1.2%
BorgWarner, Inc.	57,567	2,067,807
Dana Holding Corp.	77,400	1,000,782
Delphi Automotive plc	44,400	3,269,172
Ford Motor Co.	1,352,741	18,343,168
General Motors Co.	475,768	15,129,422
Harley-Davidson, Inc.	51,654	2,470,611
Johnson Controls, Inc.	217,409	9,000,733
Lear Corp.	29,800	3,430,874
The Goodyear Tire & Rubber Co.	54,590	1,581,472
Visteon Corp.	18,900	1,505,763
		57,799,804
Banks 4.8%
Bank of America Corp.	2,251,894	32,787,577
BB&T Corp.	169,775	6,006,639
CIT Group, Inc.	70,200	2,426,814
Citigroup, Inc.	734,172	33,977,480
Citizens Financial Group, Inc.	53,600	1,224,760
Comerica, Inc.	32,200	1,429,680
Fifth Third Bancorp	229,890	4,209,286
Huntington Bancshares, Inc.	94,927	954,966
JPMorgan Chase & Co.	933,523	58,998,654
KeyCorp	160,857	1,976,933
M&T Bank Corp.	29,619	3,504,520
New York Community Bancorp, Inc.	138,530	2,082,106
People's United Financial, Inc.	89,577	1,388,444
PHH Corp. *	97,958	1,256,801
Popular, Inc.	37,100	1,102,612
Regions Financial Corp.	310,825	2,915,538
SunTrust Banks, Inc.	111,760	4,664,862
The PNC Financial Services Group, Inc.	109,035	9,571,092
Security	Number of Shares	Value ($)
U.S. Bancorp	302,860	12,929,093
Wells Fargo & Co.	900,363	45,000,143
		228,408,000
Capital Goods 8.0%
3M Co.	133,861	22,405,654
AECOM *	62,754	2,038,877
AGCO Corp.	42,740	2,285,308
AMETEK, Inc.	26,100	1,255,149
Armstrong World Industries, Inc. *	38,000	1,550,780
Carlisle Cos., Inc.	11,000	1,120,900
Caterpillar, Inc.	222,337	17,280,032
Chicago Bridge & Iron Co., N.V.	22,800	917,700
Cummins, Inc.	65,494	7,664,763
Danaher Corp.	71,756	6,942,393
Deere & Co.	145,593	12,245,827
Dover Corp.	56,475	3,710,407
Eaton Corp. plc	110,816	7,011,328
EMCOR Group, Inc.	25,340	1,228,483
Emerson Electric Co.	271,410	14,827,128
Fastenal Co.	58,240	2,725,050
Flowserve Corp.	51,875	2,532,019
Fluor Corp.	133,750	7,310,775
Fortune Brands Home & Security, Inc.	25,500	1,412,955
General Dynamics Corp.	80,416	11,300,056
General Electric Co.	2,086,598	64,162,888
Honeywell International, Inc.	125,245	14,311,746
Hubbell, Inc.	13,284	1,404,916
Illinois Tool Works, Inc.	98,534	10,298,774
Ingersoll-Rand plc	78,882	5,169,926
Jacobs Engineering Group, Inc. *	75,240	3,354,199
Joy Global, Inc.	112,800	2,402,640
KBR, Inc.	155,400	2,418,024
Kennametal, Inc.	36,200	846,356
L-3 Communications Holdings, Inc.	57,566	7,571,656
Lincoln Electric Holdings, Inc.	23,300	1,460,211
Lockheed Martin Corp.	63,684	14,798,888
Northrop Grumman Corp.	78,633	16,218,843
NOW, Inc. *	67,400	1,217,244
Oshkosh Corp.	41,720	2,038,022
Owens Corning	40,750	1,877,352
PACCAR, Inc.	92,221	5,432,739
Parker-Hannifin Corp.	49,397	5,731,040
Pentair plc	39,837	2,313,733
Quanta Services, Inc. *	85,200	2,020,944
Raytheon Co.	106,615	13,470,805
Rockwell Automation, Inc.	22,550	2,558,748
Rockwell Collins, Inc.	32,330	2,851,183
Roper Technologies, Inc.	9,000	1,584,810
Snap-on, Inc.	9,200	1,465,376
SPX Corp.	75,236	1,211,300
Stanley Black & Decker, Inc.	33,103	3,704,888
Textron, Inc.	68,420	2,646,486
The Boeing Co.	108,772	14,662,466
The Timken Co.	39,265	1,399,012
TransDigm Group, Inc. *	8,100	1,845,747
Trinity Industries, Inc.	51,100	996,961
United Rentals, Inc. *	21,400	1,432,302
United Technologies Corp.	250,392	26,133,413
W.W. Grainger, Inc.	19,838	4,652,408

See financial notes    1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
WESCO International, Inc. *	23,800	1,399,202
Xylem, Inc.	32,955	1,376,860
		376,207,692
Commercial & Professional Supplies 0.7%
Cintas Corp.	19,750	1,773,155
Equifax, Inc.	12,230	1,470,658
ManpowerGroup, Inc.	42,390	3,265,302
Nielsen Holdings plc	43,300	2,257,662
Pitney Bowes, Inc.	97,019	2,034,489
R.R. Donnelley & Sons Co.	108,940	1,895,556
Republic Services, Inc.	83,963	3,952,138
Robert Half International, Inc.	34,810	1,333,571
The ADT Corp.	80,600	3,383,588
The Dun & Bradstreet Corp.	12,340	1,362,459
Tyco International plc	83,887	3,231,327
Verisk Analytics, Inc. *	16,000	1,241,280
Waste Management, Inc.	137,314	8,072,690
		35,273,875
Consumer Durables & Apparel 1.1%
Coach, Inc.	147,675	5,946,872
Fossil Group, Inc. *	32,100	1,300,050
Garmin Ltd.	37,870	1,614,398
Hasbro, Inc.	28,241	2,390,318
Leggett & Platt, Inc.	38,517	1,898,503
Mattel, Inc.	152,635	4,745,422
Mohawk Industries, Inc. *	8,835	1,701,886
Newell Brands, Inc.	63,703	2,901,035
NIKE, Inc., Class B	208,654	12,298,067
NVR, Inc. *	1,229	2,041,725
Polaris Industries, Inc.	13,700	1,340,956
PVH Corp.	15,500	1,481,800
Ralph Lauren Corp.	27,120	2,527,855
Tupperware Brands Corp.	24,758	1,437,697
VF Corp.	58,480	3,687,164
Whirlpool Corp.	25,655	4,467,562
		51,781,310
Consumer Services 1.7%
Apollo Education Group, Inc. *	251,850	1,964,430
Aramark	42,600	1,427,526
Brinker International, Inc.	22,255	1,030,852
Carnival Corp.	105,210	5,160,550
Chipotle Mexican Grill, Inc. *	2,187	920,661
Darden Restaurants, Inc.	38,962	2,425,384
DeVry Education Group, Inc.	53,700	931,695
Graham Holdings Co., Class B	2,220	1,057,919
H&R Block, Inc.	54,065	1,094,276
Las Vegas Sands Corp.	63,000	2,844,450
Marriott International, Inc., Class A (a)	28,189	1,975,767
McDonald's Corp.	277,588	35,112,106
MGM Resorts International *	75,315	1,604,210
Royal Caribbean Cruises Ltd.	27,029	2,092,045
Starbucks Corp.	105,480	5,931,140
Starwood Hotels & Resorts Worldwide, Inc.	31,270	2,560,388
Wyndham Worldwide Corp.	37,440	2,656,368
Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	39,204	3,461,713
Yum! Brands, Inc.	80,730	6,422,879
		80,674,359
Diversified Financials 3.5%
Ally Financial, Inc. *	223,900	3,987,659
American Express Co.	231,817	15,167,786
Ameriprise Financial, Inc.	44,234	4,242,041
Berkshire Hathaway, Inc., Class B *	302,926	44,069,675
BlackRock, Inc.	14,700	5,238,051
Capital One Financial Corp.	148,632	10,759,470
CME Group, Inc.	44,100	4,053,231
Discover Financial Services	106,422	5,988,366
Franklin Resources, Inc.	117,309	4,380,318
Invesco Ltd.	76,200	2,362,962
Legg Mason, Inc.	43,520	1,397,427
Leucadia National Corp.	63,200	1,054,176
Moody's Corp.	18,670	1,787,092
Morgan Stanley	172,083	4,656,566
Nasdaq, Inc.	30,183	1,862,593
Northern Trust Corp.	35,710	2,538,267
S&P Global, Inc.	44,568	4,762,091
SLM Corp. *	404,900	2,741,173
State Street Corp.	80,836	5,036,083
T. Rowe Price Group, Inc.	49,345	3,715,185
The Bank of New York Mellon Corp.	140,849	5,667,764
The Charles Schwab Corp. (b)	72,715	2,065,833
The Goldman Sachs Group, Inc.	152,109	24,962,608
Voya Financial, Inc.	41,600	1,350,752
		163,847,169
Energy 14.9%
Anadarko Petroleum Corp.	130,679	6,894,624
Apache Corp.	233,368	12,695,219
Baker Hughes, Inc.	159,386	7,707,907
California Resources Corp.	912,632	2,007,790
Chesapeake Energy Corp.	494,426	3,396,707
Chevron Corp.	1,339,912	136,912,208
Cimarex Energy Co.	13,045	1,420,340
ConocoPhillips	1,004,782	48,018,532
CONSOL Energy, Inc.	171,335	2,578,592
Delek US Holdings, Inc.	49,500	786,555
Denbury Resources, Inc.	457,600	1,766,336
Devon Energy Corp.	210,827	7,311,480
Diamond Offshore Drilling, Inc.	83,920	2,035,899
Energen Corp.	27,110	1,151,904
Ensco plc, Class A	200,700	2,400,372
EOG Resources, Inc.	73,701	6,089,177
EQT Corp.	21,600	1,514,160
Exxon Mobil Corp.	2,570,281	227,212,840
FMC Technologies, Inc. *	51,778	1,578,711
Halliburton Co.	329,770	13,622,799
Helmerich & Payne, Inc.	30,595	2,022,941
Hess Corp.	224,604	13,390,891
HollyFrontier Corp.	137,902	4,909,311
Kinder Morgan, Inc.	272,900	4,846,704
Marathon Oil Corp.	733,819	10,339,510
Marathon Petroleum Corp.	384,062	15,009,143
Murphy Oil Corp.	224,850	8,036,139

2    See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nabors Industries Ltd.	244,700	2,398,060
National Oilwell Varco, Inc.	208,201	7,503,564
Newfield Exploration Co. *	38,507	1,395,879
Noble Corp. plc (a)	194,300	2,181,989
Noble Energy, Inc.	89,470	3,230,762
Occidental Petroleum Corp.	297,300	22,788,045
Oceaneering International, Inc.	30,800	1,128,820
ONEOK, Inc.	82,020	2,965,023
Patterson-UTI Energy, Inc.	85,300	1,684,675
Phillips 66	375,608	30,841,173
Pioneer Natural Resources Co.	12,900	2,142,690
QEP Resources, Inc.	123,442	2,213,315
Schlumberger Ltd.	345,310	27,742,205
Seadrill Ltd. *(a)	698,000	3,336,440
Southwestern Energy Co. *	148,240	1,990,863
Spectra Energy Corp.	182,260	5,699,270
Superior Energy Services, Inc.	85,200	1,436,472
Tesoro Corp.	55,792	4,446,064
The Williams Cos., Inc.	143,909	2,790,396
Valero Energy Corp.	350,166	20,614,272
Weatherford International plc *	411,300	3,343,869
Whiting Petroleum Corp. *	96,200	1,154,400
World Fuel Services Corp.	102,500	4,789,825
		703,474,862
Food & Staples Retailing 4.0%
Casey's General Stores, Inc.	14,712	1,647,744
Costco Wholesale Corp.	146,963	21,769,629
CVS Health Corp.	435,716	43,789,458
Sysco Corp.	275,439	12,689,475
The Kroger Co.	355,368	12,576,473
United Natural Foods, Inc. *	30,300	1,080,801
Wal-Mart Stores, Inc.	1,077,872	72,077,301
Walgreens Boots Alliance, Inc.	219,582	17,408,461
Whole Foods Market, Inc.	138,100	4,015,948
		187,055,290
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	338,716	21,240,880
Archer-Daniels-Midland Co.	450,574	17,995,926
Brown-Forman Corp., Class B	23,377	2,251,673
Bunge Ltd.	147,236	9,202,250
Campbell Soup Co.	33,630	2,075,307
Coca-Cola Enterprises, Inc.	87,495	4,591,738
ConAgra Foods, Inc.	114,820	5,116,379
Constellation Brands, Inc., Class A	12,420	1,938,265
Dr Pepper Snapple Group, Inc.	49,041	4,458,317
General Mills, Inc.	169,418	10,392,100
Hormel Foods Corp.	51,078	1,969,057
Ingredion, Inc.	20,900	2,405,381
Kellogg Co.	63,837	4,903,320
McCormick & Co., Inc. - Non Voting Shares	22,378	2,098,609
Mead Johnson Nutrition Co.	18,300	1,594,845
Molson Coors Brewing Co., Class B	24,780	2,369,711
Mondelez International, Inc., Class A	350,495	15,057,265
Monster Beverage Corp. *	9,100	1,312,402
PepsiCo, Inc.	340,263	35,033,479
Philip Morris International, Inc.	470,588	46,174,095
Security	Number of Shares	Value ($)
Reynolds American, Inc.	126,810	6,289,776
The Coca-Cola Co.	834,743	37,396,486
The Hershey Co.	24,512	2,282,312
The JM Smucker Co.	32,825	4,168,119
The Kraft Heinz Co.	78,774	6,149,886
Tyson Foods, Inc., Class A	142,115	9,354,009
		257,821,587
Health Care Equipment & Services 5.3%
Abbott Laboratories	271,163	10,548,241
Aetna, Inc.	109,991	12,348,690
AmerisourceBergen Corp.	60,567	5,154,252
Anthem, Inc.	175,250	24,669,942
Baxter International, Inc.	240,453	10,632,832
Becton, Dickinson & Co.	49,162	7,927,864
Boston Scientific Corp. *	134,865	2,956,241
C.R. Bard, Inc.	17,300	3,670,541
Cardinal Health, Inc.	152,967	12,001,791
Centene Corp. *	46,120	2,857,595
Cerner Corp. *	19,300	1,083,502
Cigna Corp.	31,509	4,365,257
Community Health Systems, Inc. *	88,762	1,693,579
DaVita HealthCare Partners, Inc. *	28,420	2,100,238
DENTSPLY SIRONA, Inc.	31,135	1,855,646
Express Scripts Holding Co. *	210,107	15,491,189
HCA Holdings, Inc. *	121,974	9,833,544
Henry Schein, Inc. *	18,252	3,079,112
Humana, Inc.	54,070	9,574,175
Intuitive Surgical, Inc. *	3,779	2,367,014
Laboratory Corp. of America Holdings *	18,099	2,268,167
LifePoint Health, Inc. *	17,830	1,204,595
Magellan Health, Inc. *	24,100	1,698,086
McKesson Corp.	77,617	13,025,685
Medtronic plc	204,636	16,196,939
Owens & Minor, Inc.	55,302	2,012,440
Patterson Cos., Inc.	28,475	1,234,391
Quest Diagnostics, Inc.	69,052	5,190,639
ResMed, Inc.	19,600	1,093,680
St. Jude Medical, Inc.	74,060	5,643,372
Stryker Corp.	52,518	5,724,987
Tenet Healthcare Corp. *	46,693	1,479,701
UnitedHealth Group, Inc.	292,296	38,489,537
Universal Health Services, Inc., Class B	15,448	2,065,089
Varian Medical Systems, Inc. *	24,903	2,021,626
WellCare Health Plans, Inc. *	17,200	1,547,828
Zimmer Biomet Holdings, Inc.	43,424	5,027,196
		250,135,203
Household & Personal Products 2.2%
Avon Products, Inc.	633,425	2,983,432
Church & Dwight Co., Inc.	18,300	1,696,410
Colgate-Palmolive Co.	188,068	13,337,782
Edgewell Personal Care Co.	15,320	1,257,312
Herbalife Ltd. *(a)	29,000	1,680,550
Kimberly-Clark Corp.	77,901	9,752,426
The Clorox Co.	21,020	2,632,335

See financial notes    3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Estee Lauder Cos., Inc., Class A	26,034	2,495,880
The Procter & Gamble Co.	841,735	67,439,808
		103,275,935
Insurance 3.4%
Aflac, Inc.	122,098	8,421,099
Alleghany Corp. *	2,500	1,303,200
American Financial Group, Inc.	23,940	1,654,493
American International Group, Inc.	434,142	24,233,806
Aon plc	43,936	4,618,552
Arch Capital Group Ltd. *	28,775	2,028,350
Arthur J. Gallagher & Co.	25,800	1,187,832
Assurant, Inc.	39,155	3,311,338
Axis Capital Holdings Ltd.	43,350	2,309,255
Chubb Ltd.	122,138	14,395,185
Cincinnati Financial Corp.	36,880	2,434,449
Everest Re Group Ltd.	15,325	2,833,592
First American Financial Corp.	33,000	1,188,660
FNF Group	68,084	2,171,880
Genworth Financial, Inc., Class A *	439,800	1,508,514
Lincoln National Corp.	37,880	1,645,886
Loews Corp.	127,089	5,042,892
Marsh & McLennan Cos., Inc.	92,920	5,867,898
MetLife, Inc.	160,318	7,230,342
Old Republic International Corp.	68,200	1,261,018
Principal Financial Group, Inc.	44,871	1,915,094
Prudential Financial, Inc.	80,537	6,252,893
Reinsurance Group of America, Inc.	21,600	2,056,752
RenaissanceRe Holdings Ltd.	18,225	2,021,335
The Allstate Corp.	124,143	8,075,502
The Hartford Financial Services Group, Inc.	122,227	5,424,434
The Progressive Corp.	213,745	6,968,087
The Travelers Cos., Inc.	209,372	23,009,983
Torchmark Corp.	34,965	2,024,124
Unum Group	94,825	3,243,963
Validus Holdings Ltd.	29,800	1,373,482
W. R. Berkley Corp.	31,863	1,784,328
White Mountains Insurance Group Ltd.	2,029	1,684,070
XL Group plc	59,285	1,940,398
		162,422,686
Materials 4.1%
Air Products & Chemicals, Inc.	37,685	5,497,865
Airgas, Inc.	17,400	2,478,456
Albemarle Corp.	31,485	2,083,048
Alcoa, Inc.	489,530	5,468,050
Allegheny Technologies, Inc.	72,711	1,188,098
AptarGroup, Inc.	18,600	1,413,600
Ashland, Inc.	17,535	1,956,906
Avery Dennison Corp.	27,500	1,996,775
Ball Corp.	40,980	2,925,152
Bemis Co., Inc.	37,038	1,858,567
Celanese Corp., Series A	25,000	1,767,500
CF Industries Holdings, Inc.	77,255	2,554,823
Cliffs Natural Resources, Inc. *(a)	795,500	4,192,285
Commercial Metals Co.	95,545	1,712,166
Domtar Corp.	66,982	2,588,184
Security	Number of Shares	Value ($)
E.I. du Pont de Nemours & Co.	209,086	13,780,858
Eastman Chemical Co.	41,720	3,186,574
Ecolab, Inc.	27,991	3,218,405
FMC Corp.	38,680	1,673,297
Freeport-McMoRan, Inc.	1,422,040	19,908,560
Graphic Packaging Holding Co.	88,600	1,176,608
Huntsman Corp.	119,315	1,878,018
International Flavors & Fragrances, Inc.	10,335	1,234,722
International Paper Co.	159,993	6,922,897
LyondellBasell Industries N.V., Class A	150,780	12,464,983
Monsanto Co.	101,669	9,524,352
Newmont Mining Corp.	276,811	9,680,081
Nucor Corp.	150,216	7,477,752
Owens-Illinois, Inc. *	86,645	1,599,467
Packaging Corp. of America	16,521	1,071,882
PPG Industries, Inc.	56,500	6,237,035
Praxair, Inc.	69,395	8,151,137
Reliance Steel & Aluminum Co.	40,520	2,997,264
RPM International, Inc.	30,365	1,534,343
Sonoco Products Co.	35,055	1,643,729
Southern Copper Corp. (a)	43,297	1,284,622
Steel Dynamics, Inc.	102,550	2,585,286
The Dow Chemical Co.	316,468	16,649,381
The Mosaic Co.	185,731	5,198,611
The Sherwin-Williams Co.	8,265	2,374,617
The Valspar Corp.	20,750	2,213,818
United States Steel Corp.	147,304	2,814,979
Vulcan Materials Co.	12,123	1,304,799
WestRock Co.	50,007	2,092,793
		191,562,345
Media 3.5%
Cablevision Systems Corp., Class A	73,365	2,449,657
CBS Corp., Class B - Non Voting Shares	156,921	8,773,453
Charter Communications, Inc., Class A *(a)	11,500	2,440,760
Comcast Corp., Class A	444,057	26,980,903
Discovery Communications, Inc., Class A *	43,741	1,194,567
Discovery Communications, Inc., Class C *	113,367	3,035,968
DISH Network Corp., Class A *	34,935	1,721,946
Liberty Media Group, Class A *	5,000	91,500
Liberty Media Group, Class C *	12,000	216,000
News Corp., Class A	162,800	2,021,976
News Corp., Class B	17,500	226,800
Omnicom Group, Inc.	71,813	5,958,325
Scripps Networks Interactive, Inc., Class A	26,000	1,621,100
TEGNA, Inc.	70,630	1,649,917
The Interpublic Group of Cos., Inc.	108,605	2,491,399
The Walt Disney Co.	260,662	26,915,958
Thomson Reuters Corp.	100,257	4,123,570
Time Warner Cable, Inc.	113,701	24,117,119
Time Warner, Inc.	379,433	28,510,596
Time, Inc.	97,500	1,433,250
Twenty-First Century Fox, Inc., Class A	260,921	7,895,470

4    See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class B	83,800	2,524,056
Viacom, Inc., Class B	238,598	9,758,658
		166,152,948
Pharmaceuticals, Biotechnology & Life Sciences 5.2%
AbbVie, Inc.	152,622	9,309,942
Agilent Technologies, Inc.	57,336	2,346,189
Allergan plc *	5,040	1,091,462
Amgen, Inc.	145,923	23,099,611
Biogen, Inc. *	13,550	3,726,115
Bristol-Myers Squibb Co.	244,361	17,637,977
Celgene Corp. *	53,756	5,558,908
Eli Lilly & Co.	200,681	15,157,436
Gilead Sciences, Inc.	97,287	8,581,686
Johnson & Johnson	540,707	60,602,441
Merck & Co., Inc.	641,462	35,177,776
Mettler-Toledo International, Inc. *	4,300	1,539,185
Mylan N.V. *	53,275	2,222,100
Perrigo Co., plc	7,600	734,692
Pfizer, Inc.	1,572,804	51,446,419
Thermo Fisher Scientific, Inc.	38,645	5,574,541
Waters Corp. *	13,000	1,692,080
Zoetis, Inc.	36,300	1,707,189
		247,205,749
Real Estate 1.3%
American Capital Agency Corp.	91,400	1,679,018
American Tower Corp.	28,765	3,016,873
Annaly Capital Management, Inc.	411,761	4,290,550
AvalonBay Communities, Inc.	9,099	1,608,612
Boston Properties, Inc.	16,490	2,124,902
Corrections Corp. of America	57,000	1,733,940
Crown Castle International Corp.	17,680	1,536,038
Digital Realty Trust, Inc.	19,900	1,750,802
Equity Residential	36,145	2,460,390
General Growth Properties, Inc.	51,400	1,440,742
HCP, Inc.	78,465	2,654,471
Hospitality Properties Trust	41,561	1,063,546
Host Hotels & Resorts, Inc.	128,878	2,038,850
Iron Mountain, Inc.	94,579	3,454,971
Kimco Realty Corp.	51,960	1,461,115
Prologis, Inc.	44,100	2,002,581
Public Storage	11,130	2,724,735
Simon Property Group, Inc.	28,911	5,816,026
The Macerich Co.	14,997	1,140,972
Ventas, Inc.	49,678	3,085,997
Vornado Realty Trust	26,441	2,531,197
Welltower, Inc.	33,600	2,332,512
Weyerhaeuser Co.	224,874	7,222,953
		59,171,793
Retailing 4.9%
Aaron's, Inc.	43,100	1,129,651
Abercrombie & Fitch Co., Class A	80,978	2,164,542
Advance Auto Parts, Inc.	9,845	1,536,805
Amazon.com, Inc. *	11,650	7,684,224
American Eagle Outfitters, Inc.	125,935	1,802,130
AutoNation, Inc. *	30,200	1,529,630
AutoZone, Inc. *	2,921	2,235,237
Security	Number of Shares	Value ($)
Bed Bath & Beyond, Inc. *	111,105	5,246,378
Best Buy Co., Inc.	217,376	6,973,422
Big Lots, Inc.	46,965	2,153,815
CarMax, Inc. *	36,307	1,922,456
Chico's FAS, Inc.	96,700	1,219,387
Core-Mark Holding Co., Inc.	24,465	1,997,812
CST Brands, Inc.	75,800	2,862,966
Dick's Sporting Goods, Inc.	32,500	1,506,050
Dillard's, Inc., Class A	19,675	1,386,104
Dollar General Corp.	75,300	6,167,823
Dollar Tree, Inc. *	53,481	4,262,971
Expedia, Inc.	12,565	1,454,650
Foot Locker, Inc.	39,995	2,457,293
GameStop Corp., Class A (a)	98,390	3,227,192
Genuine Parts Co.	49,200	4,721,724
Guess?, Inc.	62,300	1,143,205
J.C. Penney Co., Inc. *	272,810	2,531,677
Kohl's Corp.	182,545	8,086,743
L Brands, Inc.	44,020	3,446,326
Liberty Interactive Corp., QVC Group, Class A *	127,125	3,330,675
LKQ Corp. *	41,200	1,320,460
Lowe's Cos., Inc.	330,645	25,135,633
Macy's, Inc.	141,136	5,587,574
Murphy USA, Inc. *	62,000	3,560,040
Nordstrom, Inc.	50,255	2,569,538
O'Reilly Automotive, Inc. *	14,930	3,921,812
Office Depot, Inc. *	161,800	951,384
Rent-A-Center, Inc.	79,170	1,163,799
Ross Stores, Inc.	66,180	3,757,700
Signet Jewelers Ltd.	14,300	1,552,408
Staples, Inc.	691,556	7,053,871
Target Corp.	308,783	24,548,248
The Gap, Inc.	167,075	3,872,799
The Home Depot, Inc.	295,543	39,570,252
The Priceline Group, Inc. *	2,784	3,740,749
The TJX Cos., Inc.	159,688	12,107,544
Tiffany & Co.	21,135	1,507,982
Tractor Supply Co.	22,400	2,120,384
Urban Outfitters, Inc. *	45,254	1,372,101
Williams-Sonoma, Inc.	26,645	1,566,193
		231,161,359
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	44,965	2,532,429
Applied Materials, Inc.	305,326	6,250,023
Broadcom Ltd.	24,688	3,598,276
Intel Corp.	1,722,176	52,147,489
KLA-Tencor Corp.	36,980	2,586,381
Lam Research Corp.	26,390	2,016,196
Linear Technology Corp.	35,455	1,577,038
Marvell Technology Group Ltd.	285,730	2,851,586
Maxim Integrated Products, Inc.	76,800	2,743,296
Microchip Technology, Inc.	32,580	1,583,062
Micron Technology, Inc. *	231,812	2,491,979
NVIDIA Corp.	72,537	2,577,240
QUALCOMM, Inc.	288,055	14,552,539
Texas Instruments, Inc.	238,809	13,621,665
Xilinx, Inc.	46,920	2,021,314
		113,150,513

See financial notes    5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 6.9%
Accenture plc, Class A	121,565	13,727,120
Activision Blizzard, Inc.	157,600	5,432,472
Adobe Systems, Inc. *	32,007	3,015,699
Akamai Technologies, Inc. *	18,000	917,820
Alliance Data Systems Corp. *	6,180	1,256,456
Alphabet, Inc., Class A *	18,289	12,946,417
Alphabet, Inc., Class C *	17,674	12,248,259
Amdocs Ltd.	41,600	2,352,064
Autodesk, Inc. *	21,300	1,274,166
Automatic Data Processing, Inc.	65,619	5,803,344
Booz Allen Hamilton Holding Corp.	43,700	1,204,809
Broadridge Financial Solutions, Inc.	26,400	1,579,776
CA, Inc.	107,205	3,179,700
CACI International, Inc., Class A *	13,424	1,290,718
Citrix Systems, Inc. *	23,563	1,928,396
Cognizant Technology Solutions Corp., Class A *	55,500	3,239,535
Computer Sciences Corp.	78,645	2,605,509
CoreLogic, Inc. *	28,300	1,004,084
DST Systems, Inc.	9,500	1,146,460
eBay, Inc. *	243,127	5,939,593
Electronic Arts, Inc. *	15,108	934,430
Facebook, Inc., Class A *	25,000	2,939,500
Fidelity National Information Services, Inc.	71,923	4,732,533
Fiserv, Inc. *	37,338	3,648,669
Global Payments, Inc.	24,700	1,782,846
IAC/InterActiveCorp	30,062	1,393,073
International Business Machines Corp.	459,701	67,088,764
Intuit, Inc.	38,922	3,926,840
Leidos Holdings, Inc.	49,700	2,465,617
MasterCard, Inc., Class A	80,438	7,801,682
Microsoft Corp.	1,671,828	83,374,062
Oracle Corp.	752,844	30,008,362
Paychex, Inc.	48,859	2,546,531
Symantec Corp.	243,645	4,055,471
Teradata Corp. *	56,800	1,437,040
The Western Union Co.	206,110	4,122,200
Total System Services, Inc.	22,470	1,149,116
Visa, Inc., Class A	156,212	12,065,815
Xerox Corp.	643,726	6,179,770
Yahoo! Inc. *	92,905	3,400,323
		327,145,041
Technology Hardware & Equipment 4.2%
Amphenol Corp., Class A	44,100	2,462,103
Anixter International, Inc. *	20,120	1,253,476
Apple, Inc.	716,657	67,179,427
Arrow Electronics, Inc. *	69,325	4,305,082
Avnet, Inc.	96,600	3,972,192
Cisco Systems, Inc.	1,249,651	34,352,906
Corning, Inc.	387,871	7,241,552
EMC Corp.	467,743	12,212,770
FLIR Systems, Inc.	39,700	1,199,337
Harris Corp.	37,368	2,989,814
HP, Inc.	2,258,191	27,708,004
Ingram Micro, Inc., Class A	179,651	6,278,802
Jabil Circuit, Inc.	110,695	1,921,665
Security	Number of Shares	Value ($)
Juniper Networks, Inc.	105,070	2,458,638
Keysight Technologies, Inc. *	52,000	1,356,160
Lexmark International, Inc., Class A	49,045	1,893,137
Motorola Solutions, Inc.	78,672	5,915,348
NetApp, Inc.	88,130	2,083,393
SanDisk Corp.	50,765	3,813,974
SYNNEX Corp.	15,695	1,295,936
Tech Data Corp. *	53,340	3,663,925
Vishay Intertechnology, Inc.	97,740	1,188,518
Western Digital Corp.	72,688	2,970,395
		199,716,554
Telecommunication Services 4.2%
AT&T, Inc.	3,030,054	117,626,696
CenturyLink, Inc.	394,707	12,216,182
Frontier Communications Corp.	717,598	3,989,845
Telephone & Data Systems, Inc.	74,127	2,191,935
Verizon Communications, Inc.	1,220,549	62,174,766
Windstream Holdings, Inc. (a)	145,383	1,261,925
		199,461,349
Transportation 1.8%
Alaska Air Group, Inc.	17,900	1,260,697
Avis Budget Group, Inc. *	63,690	1,598,619
C.H. Robinson Worldwide, Inc.	59,444	4,218,741
CSX Corp.	338,033	9,218,160
Delta Air Lines, Inc.	28,200	1,175,094
Expeditors International of Washington, Inc.	60,825	3,017,528
FedEx Corp.	105,133	17,358,510
Hertz Global Holdings, Inc. *	249,900	2,314,074
JB Hunt Transport Services, Inc.	16,245	1,346,385
JetBlue Airways Corp. *	43,500	860,865
Kansas City Southern	13,687	1,296,843
Norfolk Southern Corp.	85,979	7,747,568
Ryder System, Inc.	30,120	2,075,870
Union Pacific Corp.	201,435	17,571,175
United Parcel Service, Inc., Class B	128,041	13,453,268
		84,513,397
Utilities 4.5%
AES Corp.	496,240	5,538,038
AGL Resources, Inc.	29,114	1,917,448
Alliant Energy Corp.	30,075	2,120,889
Ameren Corp.	95,790	4,597,920
American Electric Power Co., Inc.	160,101	10,166,413
American Water Works Co., Inc.	34,000	2,473,840
Atmos Energy Corp.	29,360	2,130,068
Calpine Corp. *	191,450	3,021,081
CenterPoint Energy, Inc.	207,670	4,454,521
CMS Energy Corp.	83,805	3,409,187
Consolidated Edison, Inc.	106,802	7,967,429
Dominion Resources, Inc.	140,280	10,025,812
DTE Energy Co.	58,030	5,173,955
Duke Energy Corp.	180,177	14,194,344
Edison International	96,176	6,800,605
Entergy Corp.	105,370	7,921,717
Eversource Energy	67,115	3,787,971
Exelon Corp.	461,673	16,200,106
FirstEnergy Corp.	234,265	7,634,696

6    See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Great Plains Energy, Inc.	57,870	1,807,280
MDU Resources Group, Inc.	92,358	1,852,701
National Fuel Gas Co.	23,245	1,290,098
NextEra Energy, Inc.	95,759	11,259,343
NiSource, Inc.	133,735	3,037,122
NRG Energy, Inc.	272,782	4,119,008
OGE Energy Corp.	66,684	1,973,180
PG&E Corp.	151,711	8,829,580
Pinnacle West Capital Corp.	38,985	2,832,260
PPL Corp.	202,075	7,606,103
Public Service Enterprise Group, Inc.	187,222	8,636,551
SCANA Corp.	44,459	3,053,889
Sempra Energy	57,015	5,892,500
TECO Energy, Inc.	76,825	2,133,430
The Southern Co.	288,206	14,439,121
UGI Corp.	54,280	2,184,227
Vectren Corp.	28,600	1,397,110
WEC Energy Group, Inc.	64,886	3,777,014
Westar Energy, Inc.	42,270	2,181,555
Xcel Energy, Inc.	157,885	6,320,137
		214,158,249
Total Common Stock
(Cost $3,806,801,193)		4,691,577,069

Other Investment Companies 1.0% of net assets
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (c)	26,650,566	26,650,566
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	20,229,355	20,229,355
Total Other Investment Companies
(Cost $46,879,921)		46,879,921

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $3,865,019,998 and the unrealized appreciation and depreciation were $1,033,124,152 and ($159,687,160), respectively, with a net unrealized appreciation of $873,436,992.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,752,673.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	340	35,004,700	1,188,632

See financial notes    7

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	1,213,454,991	1,403,055,526
0.0%	Rights	266,856	199,773
3.6%	Other Investment Companies	50,210,252	50,210,252
102.5%	Total Investments	1,263,932,099	1,453,465,551
(2.5%)	Other Assets and Liabilities, Net		(35,006,597)
100.0%	Net Assets		1,418,458,954

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	45,500	705,705
Cooper Tire & Rubber Co.	71,700	2,476,518
Cooper-Standard Holding, Inc. *	17,700	1,364,847
Dorman Products, Inc. *	14,700	790,713
Drew Industries, Inc.	17,995	1,166,616
Gentex Corp.	148,200	2,377,128
Modine Manufacturing Co. *	102,100	1,103,701
Standard Motor Products, Inc.	21,900	777,669
Tenneco, Inc. *	49,800	2,654,340
Thor Industries, Inc.	53,100	3,399,462
Tower International, Inc.	24,400	559,980
		17,376,679
Banks 4.9%
Associated Banc-Corp.	84,000	1,532,160
Astoria Financial Corp.	57,300	861,792
BancorpSouth, Inc.	44,600	1,047,654
Bank of Hawaii Corp.	32,100	2,195,961
Bank of the Ozarks, Inc.	12,700	524,510
BankUnited, Inc.	49,800	1,718,100
BOK Financial Corp. (a)	18,200	1,095,276
Capitol Federal Financial, Inc.	130,386	1,732,830
Cathay General Bancorp	26,200	799,624
Commerce Bancshares, Inc.	50,768	2,376,958
Community Bank System, Inc.	21,700	858,669
Cullen/Frost Bankers, Inc.	31,000	1,983,690
CVB Financial Corp.	48,080	826,014
East West Bancorp, Inc.	54,500	2,043,205
EverBank Financial Corp.	57,600	868,608
F.N.B. Corp.	103,900	1,373,558
Security	Number of Shares	Value ($)
First Citizens BancShares, Inc., Class A	5,200	1,326,000
First Financial Bancorp	62,000	1,209,000
First Financial Bankshares, Inc. (a)	22,100	715,598
First Horizon National Corp.	188,800	2,658,304
First Niagara Financial Group, Inc.	269,700	2,848,032
First Republic Bank	37,300	2,622,936
FirstMerit Corp.	87,201	1,932,374
Fulton Financial Corp.	126,300	1,766,937
Glacier Bancorp, Inc.	35,380	915,988
Great Western Bancorp, Inc.	28,600	901,472
Hancock Holding Co.	50,600	1,314,082
IBERIABANK Corp.	13,700	808,163
International Bancshares Corp.	41,800	1,094,742
MB Financial, Inc.	29,345	1,020,032
NBT Bancorp, Inc.	29,055	823,419
Northwest Bancshares, Inc.	102,392	1,435,536
Ocwen Financial Corp. *	184,400	416,744
Old National Bancorp	61,725	827,115
PacWest Bancorp	13,200	527,736
PrivateBancorp, Inc.	17,000	707,370
Prosperity Bancshares, Inc.	24,900	1,313,973
Signature Bank *	7,400	1,019,942
SVB Financial Group *	11,000	1,147,080
Synovus Financial Corp.	52,600	1,639,016
TCF Financial Corp.	121,100	1,651,804
Trustmark Corp.	54,000	1,323,540
UMB Financial Corp.	18,801	1,048,156
Umpqua Holdings Corp.	48,500	767,755
United Bankshares, Inc.	29,195	1,129,555
Valley National Bancorp	210,600	1,992,276
Walter Investment Management Corp. *(a)	103,700	751,825
Washington Federal, Inc.	74,900	1,819,321
Webster Financial Corp.	37,700	1,381,328
Westamerica Bancorp (a)	20,770	1,011,914
Wintrust Financial Corp.	19,640	1,021,673
Zions Bancorp	96,500	2,655,680
		69,385,027
Capital Goods 12.6%
A.O. Smith Corp.	26,300	2,030,886
AAR Corp.	71,880	1,727,995
Actuant Corp., Class A	72,100	1,925,791
Acuity Brands, Inc.	10,500	2,560,845
Aegion Corp. *	51,415	1,091,540
Air Lease Corp.	27,100	826,008
Aircastle Ltd.	55,000	1,193,500
Alamo Group, Inc.	12,200	688,568
Albany International Corp., Class A	23,100	930,699
Allegion plc	31,700	2,074,765
Allison Transmission Holdings, Inc.	99,300	2,860,833
Apogee Enterprises, Inc.	16,695	691,841
Applied Industrial Technologies, Inc.	69,420	3,181,519
Astec Industries, Inc.	23,250	1,125,300
AZZ, Inc.	13,600	746,912
B/E Aerospace, Inc.	46,300	2,251,569
Barnes Group, Inc.	38,965	1,265,973
Beacon Roofing Supply, Inc. *	48,780	2,084,369
Briggs & Stratton Corp.	85,900	1,818,503
BWX Technologies, Inc.	105,900	3,536,001

8    See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Chart Industries, Inc. *	41,510	1,068,467
CIRCOR International, Inc.	17,690	998,601
CLARCOR, Inc.	34,725	2,040,788
Colfax Corp. *	37,900	1,229,097
Comfort Systems USA, Inc.	34,400	1,014,456
Crane Co.	40,500	2,250,585
Cubic Corp.	28,290	1,176,015
Curtiss-Wright Corp.	31,600	2,419,928
DigitalGlobe, Inc. *	38,700	857,592
Donaldson Co., Inc.	99,000	3,235,320
Dycom Industries, Inc. *	16,770	1,183,962
Encore Wire Corp.	36,540	1,397,655
EnerSys	43,900	2,562,443
EnPro Industries, Inc.	14,870	871,085
ESCO Technologies, Inc.	21,300	819,624
Esterline Technologies Corp. *	25,500	1,750,830
Franklin Electric Co., Inc.	34,160	1,079,114
GATX Corp.	54,500	2,503,730
Generac Holdings, Inc. *	76,600	2,919,992
General Cable Corp.	230,100	3,598,764
Graco, Inc.	23,440	1,837,462
Granite Construction, Inc.	46,600	2,077,894
Griffon Corp.	51,200	809,472
H&E Equipment Services, Inc.	51,120	1,034,158
Harsco Corp.	302,300	2,143,307
HD Supply Holdings, Inc. *	40,300	1,381,484
HEICO Corp.	18,312	1,122,709
Hexcel Corp.	42,585	1,927,823
Hillenbrand, Inc.	52,000	1,576,120
Huntington Ingalls Industries, Inc.	25,300	3,662,681
Hyster-Yale Materials Handling, Inc.	13,400	820,750
IDEX Corp.	39,600	3,243,240
ITT Corp.	38,400	1,473,408
Kaman Corp.	30,980	1,303,948
KLX, Inc. *	59,300	1,999,596
L.B. Foster Co., Class A	38,600	759,648
Lennox International, Inc.	22,400	3,022,880
Lindsay Corp. (a)	10,200	779,892
Masco Corp.	99,000	3,040,290
Masonite International Corp. *	19,100	1,292,306
MasTec, Inc. *	109,510	2,481,497
Moog, Inc., Class A *	38,300	1,871,338
MRC Global, Inc. *	212,800	2,974,944
MSC Industrial Direct Co., Inc., Class A	44,100	3,417,750
Mueller Industries, Inc.	92,000	2,903,520
MYR Group, Inc. *	28,000	714,280
Navistar International Corp. *(a)	43,800	660,942
Nordson Corp.	30,350	2,328,755
Orbital ATK, Inc.	25,100	2,183,700
Primoris Services Corp.	36,700	858,413
Quanex Building Products Corp.	39,950	752,658
Raven Industries, Inc.	45,830	737,405
RBC Bearings, Inc. *	10,000	733,000
Regal Beloit Corp.	49,700	3,201,674
Rexnord Corp. *	69,700	1,519,460
Rush Enterprises, Inc., Class A *	53,560	1,054,596
Simpson Manufacturing Co., Inc.	29,785	1,119,916
Spirit AeroSystems Holdings, Inc., Class A *	59,700	2,814,855
Standex International Corp.	8,900	682,541
TAL International Group, Inc. *	76,590	1,309,689
Security	Number of Shares	Value ($)
Teledyne Technologies, Inc. *	22,900	2,128,555
Tennant Co.	14,880	794,741
Terex Corp.	136,700	3,265,763
The Greenbrier Cos., Inc. (a)	24,020	720,360
The Manitowoc Co., Inc.	171,800	979,260
The Middleby Corp. *	11,824	1,296,383
The Toro Co.	35,620	3,079,349
Titan International, Inc.	139,275	923,393
Titan Machinery, Inc. *	51,300	666,900
TriMas Corp. *	48,000	868,800
Triumph Group, Inc.	75,000	2,713,500
Tutor Perini Corp. *	104,600	1,654,772
Universal Forest Products, Inc.	31,570	2,419,840
Valmont Industries, Inc.	27,750	3,895,545
Veritiv Corp. *	48,000	1,968,960
WABCO Holdings, Inc. *	27,300	3,061,968
Wabtec Corp.	32,020	2,655,419
Watsco, Inc.	19,645	2,641,663
Watts Water Technologies, Inc., Class A	27,855	1,556,259
Woodward, Inc.	46,500	2,520,765
		179,033,661
Commercial & Professional Supplies 4.9%
ABM Industries, Inc.	104,000	3,345,680
ACCO Brands Corp. *	147,100	1,403,334
Brady Corp., Class A	71,300	1,888,737
CEB, Inc.	10,970	676,739
Civeo Corp. *	1,172,600	1,782,352
Clean Harbors, Inc. *	41,430	2,046,642
Copart, Inc. *	89,500	3,834,180
Covanta Holding Corp.	122,700	1,995,102
Deluxe Corp.	39,600	2,486,088
Essendant, Inc.	95,500	2,940,445
FTI Consulting, Inc. *	70,100	2,825,030
G&K Services, Inc., Class A	15,490	1,094,368
Healthcare Services Group, Inc.	42,255	1,599,352
Herman Miller, Inc.	46,910	1,415,275
HNI Corp.	40,100	1,753,172
Huron Consulting Group, Inc. *	12,661	704,078
ICF International, Inc. *	26,200	1,031,494
IHS, Inc., Class A *	13,710	1,688,798
Insperity, Inc.	19,560	1,032,181
Interface, Inc.	40,985	697,565
KAR Auction Services, Inc.	65,000	2,444,000
Kelly Services, Inc., Class A	160,000	3,003,200
Kforce, Inc.	38,000	722,380
Knoll, Inc.	38,200	891,970
Korn/Ferry International	27,230	739,022
Matthews International Corp., Class A	25,215	1,327,318
McGrath RentCorp	31,725	773,455
Mobile Mini, Inc.	18,800	606,300
MSA Safety, Inc.	25,025	1,203,452
Navigant Consulting, Inc. *	63,125	1,007,475
On Assignment, Inc. *	19,000	685,140
Quad Graphics, Inc.	160,900	2,019,295
Resources Connection, Inc.	62,960	929,919
Rollins, Inc.	37,033	995,077
Steelcase, Inc., Class A	97,100	1,481,746
Stericycle, Inc. *	22,500	2,150,100

See financial notes    9

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Team, Inc. *	17,700	508,521
Tetra Tech, Inc.	67,195	1,975,533
The Brink's Co.	77,500	2,622,600
TrueBlue, Inc. *	44,830	837,873
UniFirst Corp.	12,105	1,311,940
Viad Corp.	32,765	974,759
Waste Connections, Inc.	48,500	3,263,080
West Corp.	53,300	1,142,219
		69,856,986
Consumer Durables & Apparel 3.3%
Arctic Cat, Inc.	34,100	567,083
Brunswick Corp.	31,000	1,488,930
Carter's, Inc.	31,000	3,306,770
Columbia Sportswear Co.	18,060	1,057,774
Crocs, Inc. *	106,960	893,116
D.R. Horton, Inc.	112,900	3,393,774
Deckers Outdoor Corp. *	40,350	2,332,634
G-III Apparel Group Ltd. *	21,000	950,250
Hanesbrands, Inc.	108,600	3,152,658
Harman International Industries, Inc.	31,900	2,448,644
Helen of Troy Ltd. *	14,330	1,426,265
Iconix Brand Group, Inc. *(a)	130,700	1,108,336
La-Z-Boy, Inc.	52,620	1,361,279
Lennar Corp., Class A	47,800	2,165,818
lululemon athletica, Inc. *	29,900	1,959,945
M.D.C. Holdings, Inc.	39,900	981,939
Meritage Homes Corp. *	18,800	639,764
Michael Kors Holdings Ltd. *	68,500	3,538,710
Oxford Industries, Inc.	9,100	604,422
PulteGroup, Inc.	156,100	2,870,679
Skechers U.S.A., Inc., Class A *	37,735	1,247,142
Smith & Wesson Holding Corp. *	40,600	886,298
Steven Madden Ltd. *	37,622	1,317,146
Sturm, Ruger & Co., Inc.	16,200	1,037,286
Tempur Sealy International, Inc. *	33,715	2,045,489
Toll Brothers, Inc. *	34,100	930,930
Under Armour, Inc., Class A *	19,460	855,072
Under Armour, Inc., Class C *	19,460	793,968
Wolverine World Wide, Inc.	59,280	1,123,356
		46,485,477
Consumer Services 4.4%
Ascent Capital Group, Inc., Class A *	30,200	455,114
Bloomin' Brands, Inc.	79,500	1,486,650
Bob Evans Farms, Inc.	53,655	2,443,449
Boyd Gaming Corp. *	37,400	697,136
Buffalo Wild Wings, Inc. *	6,400	855,424
Caesars Entertainment Corp. *(a)	111,100	758,813
Capella Education Co.	21,600	1,194,696
Career Education Corp. *	423,800	2,263,092
Choice Hotels International, Inc.	26,340	1,334,384
Churchill Downs, Inc.	5,700	764,826
Cracker Barrel Old Country Store, Inc. (a)	11,720	1,715,925
DineEquity, Inc.	12,430	1,068,980
Domino's Pizza, Inc.	15,700	1,897,816
Dunkin' Brands Group, Inc.	37,200	1,729,800
Security	Number of Shares	Value ($)
Grand Canyon Education, Inc. *	16,400	717,172
Hilton Worldwide Holdings, Inc.	137,200	3,025,260
Houghton Mifflin Harcourt Co. *	48,200	988,582
Hyatt Hotels Corp., Class A *	20,300	971,964
International Speedway Corp., Class A	22,750	761,898
Jack in the Box, Inc.	27,800	1,877,890
K12, Inc. *	59,300	728,797
La Quinta Holdings, Inc. *	44,100	563,157
Marriott Vacations Worldwide Corp.	15,600	977,184
Norwegian Cruise Line Holdings Ltd. *	26,200	1,280,918
Panera Bread Co., Class A *	16,975	3,640,968
Papa John's International, Inc.	11,920	674,553
Penn National Gaming, Inc. *	126,500	2,040,445
Red Robin Gourmet Burgers, Inc. *	13,780	893,771
Regis Corp. *	118,400	1,618,528
Ruby Tuesday, Inc. *	177,050	779,020
SeaWorld Entertainment, Inc.	113,100	2,254,083
Service Corp. International	124,300	3,315,081
Six Flags Entertainment Corp.	32,700	1,963,635
Sotheby's	36,620	997,529
Strayer Education, Inc. *	35,700	1,772,148
Texas Roadhouse, Inc.	45,210	1,840,951
The Cheesecake Factory, Inc.	49,435	2,521,679
The Wendy's Co.	272,000	2,953,920
Vail Resorts, Inc.	12,160	1,576,422
Weight Watchers International, Inc. *(a)	259,592	3,361,716
		62,763,376
Diversified Financials 3.6%
Affiliated Managers Group, Inc. *	13,800	2,350,416
BGC Partners, Inc., Class A	99,500	903,460
Cash America International, Inc.	31,505	1,164,425
CBOE Holdings, Inc.	33,100	2,050,876
Credit Acceptance Corp. *	4,200	824,334
E*TRADE Financial Corp. *	92,000	2,316,560
Eaton Vance Corp.	84,000	2,900,520
Evercore Partners, Inc., Class A	13,300	686,812
EZCORP, Inc., Class A *	246,300	1,219,185
FactSet Research Systems, Inc.	12,265	1,848,949
Federated Investors, Inc., Class B	89,300	2,821,880
First Cash Financial Services, Inc.	22,990	1,051,333
Greenhill & Co., Inc.	46,435	1,022,499
Intercontinental Exchange, Inc.	10,100	2,424,303
Janus Capital Group, Inc.	57,600	840,960
Lazard Ltd., Class A	39,300	1,416,765
LPL Financial Holdings, Inc. (a)	79,700	2,104,080
MarketAxess Holdings, Inc.	6,100	748,836
Morningstar, Inc.	10,300	856,960
MSCI, Inc.	26,500	2,012,410
Nelnet, Inc., Class A	26,140	1,095,527
OneMain Holdings, Inc. *	25,100	798,682
PRA Group, Inc. *	23,000	763,140
Raymond James Financial, Inc.	51,700	2,697,189
Santander Consumer USA Holdings, Inc. *	131,900	1,737,123
SEI Investments Co.	63,100	3,033,848
Stifel Financial Corp. *	21,060	693,084
Synchrony Financial *	93,800	2,867,466

10    See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TD Ameritrade Holding Corp.	97,900	2,920,357
Waddell & Reed Financial, Inc., Class A	79,900	1,625,166
World Acceptance Corp. *(a)	39,860	1,729,525
		51,526,670
Energy 5.5%
Alon USA Energy, Inc.	79,700	836,850
Archrock, Inc.	206,200	2,031,070
Atwood Oceanics, Inc. (a)	129,900	1,254,834
Basic Energy Services, Inc. *(a)	211,585	677,072
Bill Barrett Corp. *(a)	270,600	2,153,976
Bristow Group, Inc.	73,300	1,680,036
Cabot Oil & Gas Corp.	128,200	2,999,880
CARBO Ceramics, Inc. (a)	51,880	770,418
Cloud Peak Energy, Inc. *(a)	609,000	1,345,890
Concho Resources, Inc. *	29,200	3,392,164
Contango Oil & Gas Co. *	72,800	915,824
Continental Resources, Inc. *	27,700	1,032,102
CVR Energy, Inc.	36,500	886,220
Dril-Quip, Inc. *	21,185	1,373,212
Forum Energy Technologies, Inc. *	65,800	1,101,492
Frontline Ltd. (a)	86,880	715,891
Golar LNG Ltd.	49,500	820,710
Green Plains, Inc.	77,700	1,406,370
Gulfmark Offshore, Inc., Class A *(a)	112,105	760,072
Helix Energy Solutions Group, Inc. *	227,300	1,961,599
Hornbeck Offshore Services, Inc. *	58,380	685,381
Key Energy Services, Inc. *	2,515,900	1,330,659
Matrix Service Co. *	35,100	661,284
McDermott International, Inc. *	583,700	2,649,998
Newpark Resources, Inc. *	176,940	826,310
Nordic American Tankers Ltd. (a)	47,985	739,449
North Atlantic Drilling Ltd. *(a)	189,270	715,441
Oasis Petroleum, Inc. *	95,700	927,333
Oil States International, Inc. *	72,700	2,518,328
Parker Drilling Co. *	361,010	1,104,691
PBF Energy, Inc., Class A	90,000	2,896,200
PDC Energy, Inc. *	13,555	851,118
Pioneer Energy Services Corp. *	301,100	936,421
Range Resources Corp.	80,600	3,555,266
Renewable Energy Group, Inc. *	103,300	1,004,076
Rowan Cos. plc, Class A	150,000	2,821,500
RPC, Inc. (a)	70,300	1,062,936
SEACOR Holdings, Inc. *	45,900	2,697,543
SemGroup Corp., Class A	30,100	922,866
Seventy Seven Energy, Inc. *(a)	1,104,400	210,609
Ship Finance International Ltd. (a)	57,300	869,241
SM Energy Co.	111,800	3,483,688
Stone Energy Corp. *(a)	336,900	330,196
Targa Resources Corp.	52,700	2,132,242
Teekay Corp.	87,100	975,520
Tesco Corp.	83,100	786,126
TETRA Technologies, Inc. *	139,460	1,004,112
Tidewater, Inc. (a)	216,900	1,900,044
Unit Corp. *	151,200	1,914,192
US Silica Holdings, Inc.	30,100	769,055
W&T Offshore, Inc. *(a)	280,700	676,487
Security	Number of Shares	Value ($)
Western Refining, Inc.	87,200	2,333,472
WPX Energy, Inc. *	437,500	4,226,250
		78,633,716
Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	31,000	1,118,170
PriceSmart, Inc.	13,740	1,189,059
Rite Aid Corp. *	309,000	2,487,450
SpartanNash, Co.	67,400	1,866,980
Sprouts Farmers Market, Inc. *	33,700	945,959
SUPERVALU, Inc. *	323,800	1,628,714
The Andersons, Inc.	61,537	2,062,105
		11,298,437
Food, Beverage & Tobacco 2.4%
B&G Foods, Inc.	32,200	1,326,962
Cal-Maine Foods, Inc. (a)	20,800	1,055,808
Darling Ingredients, Inc. *	147,320	2,134,667
Dean Foods Co.	83,500	1,438,705
Flowers Foods, Inc.	133,050	2,549,238
Fresh Del Monte Produce, Inc.	64,900	2,807,574
J&J Snack Foods Corp.	9,535	964,275
Lancaster Colony Corp.	15,965	1,859,923
Pilgrim's Pride Corp. *	50,800	1,367,028
Pinnacle Foods, Inc.	44,500	1,895,255
Post Holdings, Inc. *	13,900	998,576
Sanderson Farms, Inc.	31,800	2,917,332
Seaboard Corp. *	422	1,267,266
Snyder's-Lance, Inc.	40,788	1,303,992
The Boston Beer Co., Inc., Class A *	3,400	530,672
The Hain Celestial Group, Inc. *	27,640	1,157,010
The WhiteWave Foods Co. *	39,900	1,604,379
TreeHouse Foods, Inc. *	25,085	2,217,514
Universal Corp.	57,700	3,147,535
Vector Group Ltd.	52,489	1,133,762
		33,677,473
Health Care Equipment & Services 4.5%
Air Methods Corp. *	22,900	846,842
Alere, Inc. *	32,000	1,248,000
Align Technology, Inc. *	11,800	851,842
Allscripts Healthcare Solutions, Inc. *	238,100	3,190,540
Amedisys, Inc. *	23,970	1,234,215
Amsurg Corp. *	17,925	1,451,567
Analogic Corp.	9,865	779,236
Brookdale Senior Living, Inc. *	81,400	1,502,644
Chemed Corp.	16,395	2,127,743
CONMED Corp.	18,895	782,631
Edwards Lifesciences Corp. *	37,100	3,940,391
Envision Healthcare Holdings, Inc. *	75,600	1,710,828
Greatbatch, Inc. *	12,600	438,480
Haemonetics Corp. *	29,600	959,928
Halyard Health, Inc. *	80,700	2,272,512
HealthSouth Corp.	46,800	1,940,328
Hill-Rom Holdings, Inc.	42,200	2,040,370
IDEXX Laboratories, Inc. *	43,700	3,686,095
IMS Health Holdings, Inc. *	33,700	897,768
Integra LifeSciences Holdings Corp. *	10,520	745,026

See financial notes    11

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Invacare Corp.	80,565	905,551
Kindred Healthcare, Inc.	164,422	2,426,869
LivaNova plc *	27,500	1,450,075
Masimo Corp. *	26,900	1,166,115
MEDNAX, Inc. *	39,000	2,780,310
Meridian Bioscience, Inc.	35,100	670,761
Molina Healthcare, Inc. *	27,657	1,431,526
Orthofix International N.V. *	20,100	879,576
PharMerica Corp. *	51,140	1,208,950
Quality Systems, Inc.	56,500	795,520
Select Medical Holdings Corp. *	162,100	2,168,898
STERIS plc	42,800	3,024,676
Team Health Holdings, Inc. *	14,900	623,267
Teleflex, Inc.	17,000	2,648,260
The Cooper Cos., Inc.	16,400	2,510,512
Triple-S Management Corp., Class B *	58,600	1,525,944
VCA, Inc. *	36,600	2,304,702
West Pharmaceutical Services, Inc.	28,080	1,999,296
		63,167,794
Household & Personal Products 0.5%
Elizabeth Arden, Inc. *(a)	92,570	946,991
Nu Skin Enterprises, Inc., Class A (a)	83,920	3,421,418
Spectrum Brands Holdings, Inc.	9,700	1,101,920
WD-40 Co.	8,215	840,395
		6,310,724
Insurance 3.6%
Allied World Assurance Co. Holdings AG	81,600	2,903,328
Ambac Financial Group, Inc. *	119,100	1,932,993
American Equity Investment Life Holding Co.	82,615	1,156,610
AmTrust Financial Services, Inc.	20,900	519,365
Argo Group International Holdings Ltd.	26,564	1,460,223
Aspen Insurance Holdings Ltd.	71,000	3,290,850
Assured Guaranty Ltd.	117,800	3,047,486
Brown & Brown, Inc.	64,400	2,261,084
CNA Financial Corp.	20,400	644,640
CNO Financial Group, Inc.	181,300	3,330,481
Employers Holdings, Inc.	39,700	1,179,090
Endurance Specialty Holdings Ltd.	54,396	3,480,256
Horace Mann Educators Corp.	25,290	786,519
Infinity Property & Casualty Corp.	14,565	1,167,531
Kemper Corp.	78,400	2,427,264
Maiden Holdings Ltd.	44,500	544,235
Markel Corp. *	3,282	2,950,879
MBIA, Inc. *	254,400	1,984,320
Mercury General Corp.	35,900	1,899,110
Primerica, Inc.	71,500	3,543,540
ProAssurance Corp.	43,900	2,095,347
RLI Corp.	32,400	2,014,632
Safety Insurance Group, Inc.	18,005	1,019,263
Selective Insurance Group, Inc.	31,300	1,086,423
Stewart Information Services Corp.	29,000	1,009,780
The Hanover Insurance Group, Inc.	34,800	2,984,448
		50,719,697
Security	Number of Shares	Value ($)
Materials 6.3%
A. Schulman, Inc.	45,733	1,275,493
Axalta Coating Systems Ltd. *	30,800	876,876
Axiall Corp.	118,324	2,786,530
Berry Plastics Group, Inc. *	53,300	1,919,866
Boise Cascade Co. *	58,100	1,212,547
Cabot Corp.	80,200	3,912,958
Calgon Carbon Corp.	43,100	706,409
Carpenter Technology Corp.	53,500	1,894,435
Century Aluminum Co. *	96,500	851,130
Chemtura Corp. *	73,200	2,038,620
Clearwater Paper Corp. *	34,560	2,064,615
Coeur Mining, Inc. *	294,100	2,382,210
Compass Minerals International, Inc.	24,530	1,838,769
Crown Holdings, Inc. *	67,200	3,558,912
Eagle Materials, Inc.	13,270	983,572
Ferro Corp. *	53,030	675,602
Ferroglobe plc	54,300	553,317
Greif, Inc., Class A	70,600	2,449,820
H.B. Fuller Co.	41,980	1,877,346
Hecla Mining Co.	297,500	1,282,225
Innophos Holdings, Inc.	36,150	1,336,104
Innospec, Inc.	18,980	917,873
Intrepid Potash, Inc. *	234,600	300,288
Kaiser Aluminum Corp.	21,380	2,027,465
KapStone Paper & Packaging Corp.	60,200	956,578
Koppers Holdings, Inc. *	47,660	1,197,696
Kraton Performance Polymers, Inc. *	52,600	1,194,546
Louisiana-Pacific Corp. *	67,600	1,149,200
LSB Industries, Inc. *	52,600	692,216
Martin Marietta Materials, Inc.	19,300	3,266,139
Materion Corp.	36,760	1,065,672
Minerals Technologies, Inc.	27,220	1,630,478
Myers Industries, Inc.	44,605	601,275
Neenah Paper, Inc.	11,400	742,026
NewMarket Corp.	6,095	2,474,936
Olin Corp.	123,900	2,699,781
P.H. Glatfelter Co.	83,945	1,924,859
PolyOne Corp.	65,400	2,353,092
Quaker Chemical Corp.	9,600	854,976
Royal Gold, Inc.	16,100	1,008,182
Schnitzer Steel Industries, Inc., Class A	149,210	3,076,710
Schweitzer-Mauduit International, Inc.	33,472	1,151,102
Sealed Air Corp.	66,200	3,135,232
Sensient Technologies Corp.	35,800	2,407,550
Silgan Holdings, Inc.	48,600	2,465,964
Stepan Co.	29,130	1,785,378
Stillwater Mining Co. *	66,570	812,154
SunCoke Energy, Inc.	189,300	1,406,499
The Scotts Miracle-Gro Co., Class A	35,900	2,541,002
Tronox Ltd., Class A	209,000	1,521,520
W.R. Grace & Co. *	17,700	1,357,236
Westlake Chemical Corp.	29,400	1,475,586
Worthington Industries, Inc.	71,200	2,687,800
		89,358,367

12    See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 1.9%
AMC Networks, Inc., Class A *	15,900	1,037,157
Cinemark Holdings, Inc.	92,300	3,198,195
DreamWorks Animation SKG, Inc., Class A *	52,100	2,079,832
John Wiley & Sons, Inc., Class A	37,100	1,839,789
Liberty Broadband Corp., Class A *	4,500	257,940
Liberty Broadband Corp., Class C *	10,000	572,500
Lions Gate Entertainment Corp.	23,100	512,820
Live Nation Entertainment, Inc. *	80,000	1,718,400
Loral Space & Communications, Inc. *	25,100	920,668
Meredith Corp.	32,300	1,657,313
MSG Networks, Inc., Class A *	41,000	700,690
National CineMedia, Inc.	73,100	1,038,020
Regal Entertainment Group, Class A	93,700	1,953,645
Scholastic Corp.	48,100	1,749,878
Sinclair Broadcast Group, Inc., Class A	32,719	1,049,298
Sirius XM Holdings, Inc. *	855,300	3,378,435
Starz, Class A *	33,900	922,419
The New York Times Co., Class A	97,000	1,243,540
Tribune Media Co., Class A	33,700	1,299,135
		27,129,674
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alexion Pharmaceuticals, Inc. *	11,100	1,546,008
Bio-Rad Laboratories, Inc., Class A *	14,200	2,014,270
Bio-Techne Corp.	15,065	1,403,757
Bruker Corp.	43,500	1,231,050
Charles River Laboratories International, Inc. *	33,600	2,663,472
Endo International plc *	25,300	683,100
Illumina, Inc. *	11,360	1,533,486
Impax Laboratories, Inc. *	26,600	887,110
Jazz Pharmaceuticals plc *	6,100	919,270
Mallinckrodt plc *	29,721	1,858,157
Myriad Genetics, Inc. *	39,600	1,425,600
PAREXEL International Corp. *	17,820	1,088,802
PDL BioPharma, Inc.	380,050	1,432,789
PerkinElmer, Inc.	55,100	2,778,142
Prestige Brands Holdings, Inc. *	12,700	721,106
QIAGEN N.V. *	81,300	1,825,998
Quintiles Transnational Holdings, Inc. *	40,200	2,776,614
Regeneron Pharmaceuticals, Inc. *	2,200	828,762
United Therapeutics Corp. *	9,700	1,020,440
		28,637,933
Real Estate 10.3%
Alexandria Real Estate Equities, Inc.	25,300	2,351,635
Altisource Portfolio Solutions S.A. *	24,800	775,992
American Campus Communities, Inc.	44,660	1,998,535
Anworth Mortgage Asset Corp.	208,455	983,908
Apartment Investment & Management Co., Class A	44,900	1,798,694
Security	Number of Shares	Value ($)
Brandywine Realty Trust	124,900	1,867,255
Brixmor Property Group, Inc.	58,500	1,477,125
Camden Property Trust	35,100	2,833,623
Capstead Mortgage Corp.	110,150	1,070,658
CBL & Associates Properties, Inc.	137,100	1,601,328
CBRE Group, Inc., Class A *	94,200	2,791,146
Chimera Investment Corp.	159,600	2,266,320
Columbia Property Trust, Inc.	111,500	2,486,450
Corporate Office Properties Trust	70,300	1,805,304
CubeSmart	24,800	734,328
DCT Industrial Trust, Inc.	31,850	1,285,784
DDR Corp.	98,000	1,715,000
DiamondRock Hospitality Co.	107,100	954,261
Douglas Emmett, Inc.	56,800	1,843,160
Duke Realty Corp.	139,300	3,046,491
DuPont Fabros Technology, Inc.	21,000	836,220
EastGroup Properties, Inc.	15,950	953,013
EPR Properties	27,500	1,811,700
Equinix, Inc.	11,186	3,695,295
Equity Commonwealth *	107,700	3,005,907
Equity LifeStyle Properties, Inc.	20,740	1,420,483
Equity One, Inc.	27,600	781,080
Essex Property Trust, Inc.	10,109	2,228,529
Extra Space Storage, Inc.	17,165	1,458,167
Federal Realty Investment Trust	19,300	2,935,144
Forest City Realty Trust, Inc., Class A	33,000	685,740
Franklin Street Properties Corp.	68,200	724,284
Government Properties Income Trust	47,400	896,808
Gramercy Property Trust	87,000	736,890
Hatteras Financial Corp.	100,100	1,590,589
Healthcare Realty Trust, Inc.	53,300	1,613,924
Healthcare Trust of America, Inc., Class A	44,600	1,288,494
Hersha Hospitality Trust	26,425	509,738
Highwoods Properties, Inc.	49,100	2,294,443
HomeBanc Corp. *(b)(c)	6,875	—
Invesco Mortgage Capital, Inc.	114,200	1,467,470
Investors Real Estate Trust	102,100	614,642
Jones Lang LaSalle, Inc.	23,100	2,660,427
Kilroy Realty Corp.	23,200	1,503,592
Lamar Advertising Co., Class A	29,900	1,854,996
LaSalle Hotel Properties	48,140	1,150,546
Lexington Realty Trust	153,800	1,350,364
Liberty Property Trust	97,300	3,395,770
Mack-Cali Realty Corp.	122,000	3,118,320
Medical Properties Trust, Inc.	66,500	885,115
MFA Financial, Inc.	318,200	2,198,762
Mid-America Apartment Communities, Inc.	21,521	2,059,775
National Retail Properties, Inc.	42,500	1,859,800
New Residential Investment Corp.	117,700	1,424,170
NorthStar Realty Finance Corp.	61,233	783,170
Omega Healthcare Investors, Inc.	42,290	1,428,133
Outfront Media, Inc.	112,200	2,433,618
Pennsylvania Real Estate Investment Trust	38,100	874,014
PennyMac Mortgage Investment Trust	79,300	1,077,687
Piedmont Office Realty Trust, Inc., Class A	149,900	2,984,509

See financial notes    13

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Post Properties, Inc.	17,020	976,267
Potlatch Corp.	35,400	1,246,788
PS Business Parks, Inc.	9,750	933,660
Rayonier, Inc.	137,700	3,398,436
Realogy Holdings Corp. *	73,100	2,612,594
Realty Income Corp.	48,500	2,871,200
Redwood Trust, Inc.	84,400	1,093,824
Regency Centers Corp.	33,500	2,468,950
Retail Properties of America, Inc., Class A	150,000	2,398,500
RLJ Lodging Trust	59,100	1,245,237
Ryman Hospitality Properties, Inc.	27,000	1,391,310
Sabra Health Care REIT, Inc.	41,100	866,799
Senior Housing Properties Trust	159,100	2,796,978
SL Green Realty Corp.	23,400	2,458,872
Sovran Self Storage, Inc.	9,470	1,005,903
Spirit Realty Capital, Inc.	74,600	852,678
Starwood Property Trust, Inc.	71,000	1,374,560
Sun Communities, Inc.	12,655	858,895
Sunstone Hotel Investors, Inc.	52,843	676,919
Tanger Factory Outlet Centers, Inc.	40,480	1,420,038
Taubman Centers, Inc.	23,700	1,645,965
The Geo Group, Inc.	59,636	1,910,141
Two Harbors Investment Corp.	153,500	1,201,905
UDR, Inc.	83,100	2,901,852
Washington Real Estate Investment Trust	49,200	1,410,564
Weingarten Realty Investors	60,500	2,233,660
Western Asset Mortgage Capital Corp. (a)	51,500	513,455
WP Carey, Inc.	23,800	1,453,942
		146,498,217
Retailing 5.1%
Asbury Automotive Group, Inc. *	28,800	1,745,856
Ascena Retail Group, Inc. *	245,500	2,162,855
Barnes & Noble, Inc.	145,800	1,713,150
Burlington Stores, Inc. *	52,500	2,990,925
Cabela's, Inc. *	27,000	1,408,050
Caleres, Inc.	59,742	1,506,096
Citi Trends, Inc.	29,000	520,840
Conn's, Inc. *(a)	24,400	335,256
DSW, Inc., Class A	90,336	2,219,555
Express, Inc. *	121,200	2,203,416
Five Below, Inc. *	25,400	1,059,180
Fred's, Inc., Class A	133,470	1,958,005
Genesco, Inc. *	37,800	2,615,004
GNC Holdings, Inc., Class A	93,200	2,270,352
Group 1 Automotive, Inc.	43,300	2,850,872
Haverty Furniture Cos., Inc.	30,000	560,100
Hibbett Sports, Inc. *	30,085	1,086,068
HSN, Inc.	34,900	1,850,747
Lands' End, Inc. *(a)	38,100	926,973
Liberty TripAdvisor Holdings, Inc., Class A *	30,700	677,242
Lithia Motors, Inc., Class A	12,035	999,146
Lumber Liquidators Holdings, Inc. *(a)	63,200	942,312
Monro Muffler Brake, Inc.	14,140	978,771
Netflix, Inc. *	22,490	2,024,775
Nutrisystem, Inc.	34,530	760,351
Security	Number of Shares	Value ($)
Outerwall, Inc. (a)	47,725	1,971,520
Penske Automotive Group, Inc.	50,300	1,968,239
Pier 1 Imports, Inc.	292,785	2,017,289
Pool Corp.	25,680	2,244,689
Restoration Hardware Holdings, Inc. *	9,900	428,373
Sally Beauty Holdings, Inc. *	95,165	2,988,181
Sears Holdings Corp. *(a)	48,700	797,462
Select Comfort Corp. *	38,470	949,439
Shutterfly, Inc. *	14,800	680,504
Sonic Automotive, Inc., Class A	79,800	1,497,048
Stage Stores, Inc.	170,055	1,251,605
Stein Mart, Inc.	93,300	675,492
Tailored Brands, Inc.	112,600	1,961,492
The Buckle, Inc. (a)	50,122	1,450,531
The Cato Corp., Class A	38,195	1,397,555
The Children's Place, Inc.	38,360	2,988,627
The Finish Line, Inc., Class A	100,052	1,976,027
The Michaels Cos., Inc. *	25,700	730,651
TripAdvisor, Inc. *	15,100	975,309
Tuesday Morning Corp. *	91,100	790,748
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,200	3,165,856
Vitamin Shoppe, Inc. *	35,100	960,687
Zumiez, Inc. *	33,900	568,842
		72,802,063
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	1,129,500	4,009,725
Amkor Technology, Inc. *	223,100	1,273,901
Brooks Automation, Inc.	63,290	598,723
Cabot Microelectronics Corp.	31,230	1,308,225
Cirrus Logic, Inc. *	37,235	1,344,184
Cree, Inc. *	65,500	1,605,405
Cypress Semiconductor Corp.	156,203	1,410,513
Diodes, Inc. *	28,600	532,532
Entegris, Inc. *	81,445	1,082,404
Fairchild Semiconductor International, Inc. *	123,500	2,470,000
First Solar, Inc. *	53,900	3,009,776
Integrated Device Technology, Inc. *	44,880	865,286
Intersil Corp., Class A	124,400	1,454,236
Microsemi Corp. *	34,012	1,149,265
MKS Instruments, Inc.	33,150	1,188,759
ON Semiconductor Corp. *	255,600	2,420,532
Photronics, Inc. *	83,325	881,579
Silicon Laboratories, Inc. *	26,590	1,244,412
Skyworks Solutions, Inc.	31,100	2,078,102
Synaptics, Inc. *	11,205	801,718
Teradyne, Inc.	120,800	2,284,328
Veeco Instruments, Inc. *	47,860	881,103
		33,894,708
Software & Services 5.0%
ACI Worldwide, Inc. *	33,800	675,662
Acxiom Corp. *	76,515	1,681,035
ANSYS, Inc. *	19,900	1,806,323
AVG Technologies N.V. *	39,800	788,040
Cadence Design Systems, Inc. *	57,300	1,328,787
Cardtronics, Inc. *	18,400	725,328

14    See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cimpress N.V. *	16,920	1,486,760
Convergys Corp.	125,600	3,328,400
CSG Systems International, Inc.	27,845	1,235,761
EarthLink Holdings Corp.	199,875	1,161,274
Euronet Worldwide, Inc. *	15,195	1,171,535
Everi Holdings, Inc. *	160,235	269,195
Fair Isaac Corp.	18,105	1,931,985
FleetCor Technologies, Inc. *	7,900	1,221,972
Gartner, Inc. *	22,600	1,970,042
Genpact Ltd. *	86,150	2,402,724
j2 Global, Inc.	13,485	856,567
Jack Henry & Associates, Inc.	28,980	2,348,249
LinkedIn Corp., Class A *	4,700	588,957
Manhattan Associates, Inc. *	15,980	967,429
ManTech International Corp., Class A	64,900	2,193,620
MAXIMUS, Inc.	28,180	1,490,722
Mentor Graphics Corp.	51,120	1,020,355
Monster Worldwide, Inc. *	266,700	853,440
NeuStar, Inc., Class A *(a)	94,175	2,212,171
Nuance Communications, Inc. *	66,800	1,147,624
Progress Software Corp. *	61,625	1,572,670
PTC, Inc. *	43,240	1,576,530
Rackspace Hosting, Inc. *	58,620	1,340,639
Red Hat, Inc. *	31,600	2,318,492
Rovi Corp. *	80,269	1,414,340
salesforce.com, Inc. *	27,133	2,056,681
Science Applications International Corp.	66,300	3,519,867
SS&C Technologies Holdings, Inc.	10,500	642,075
Sykes Enterprises, Inc. *	41,755	1,217,158
Synopsys, Inc. *	50,800	2,414,016
Take-Two Interactive Software, Inc. *	65,955	2,254,342
Travelport Worldwide Ltd.	91,900	1,282,005
Unisys Corp. *(a)	124,800	962,208
United Online, Inc. *	88,900	962,787
Vantiv, Inc., Class A *	27,500	1,499,850
Verint Systems, Inc. *	15,500	524,520
VeriSign, Inc. *	40,700	3,516,480
VMware, Inc., Class A *(a)	18,200	1,035,762
WebMD Health Corp. *	32,100	2,013,954
WEX, Inc. *	10,700	1,011,043
Zynga, Inc., Class A *	257,600	613,088
		70,612,464
Technology Hardware & Equipment 5.3%
ADTRAN, Inc.	87,245	1,685,573
ARRIS International plc *	88,105	2,006,151
AVX Corp.	53,900	712,558
Belden, Inc.	27,540	1,738,876
Benchmark Electronics, Inc. *	120,900	2,347,878
Brocade Communications Systems, Inc.	297,100	2,855,131
CDW Corp.	51,500	1,982,750
Cognex Corp.	18,330	651,265
Coherent, Inc. *	16,440	1,535,496
CommScope Holding Co., Inc. *	69,300	2,107,413
Comtech Telecommunications Corp.	59,270	1,434,334
Diebold, Inc.	77,400	2,033,298
Security	Number of Shares	Value ($)
Dolby Laboratories, Inc., Class A	47,800	2,275,758
EchoStar Corp., Class A *	34,000	1,391,280
Electronics For Imaging, Inc. *	15,802	629,552
F5 Networks, Inc. *	29,040	3,041,940
Fabrinet *	31,200	997,464
FEI Co.	14,620	1,301,472
Finisar Corp. *	84,430	1,389,718
Harmonic, Inc. *	153,300	530,418
II-VI, Inc. *	35,300	736,711
Insight Enterprises, Inc. *	112,500	2,779,875
InterDigital, Inc.	25,700	1,464,386
IPG Photonics Corp. *	7,900	684,693
Itron, Inc. *	44,000	1,809,280
Knowles Corp. *	111,100	1,485,407
Littelfuse, Inc.	10,645	1,239,930
Methode Electronics, Inc.	20,500	609,465
MTS Systems Corp.	13,780	774,712
National Instruments Corp.	55,242	1,523,022
NCR Corp. *	115,800	3,368,622
NETGEAR, Inc. *	38,750	1,643,000
OSI Systems, Inc. *	9,600	488,544
Plantronics, Inc.	27,010	1,038,534
Plexus Corp. *	53,880	2,250,029
Polycom, Inc. *	213,140	2,547,023
QLogic Corp. *	157,180	2,057,486
Rofin-Sinar Technologies, Inc. *	28,010	901,642
Sanmina Corp. *	155,400	3,675,210
ScanSource, Inc. *	57,540	2,340,727
Super Micro Computer, Inc. *	21,000	565,110
Trimble Navigation Ltd. *	99,400	2,380,630
TTM Technologies, Inc. *	79,100	515,732
VeriFone Systems, Inc. *	37,200	1,058,712
ViaSat, Inc. *	15,115	1,159,320
Viavi Solutions, Inc. *	166,700	1,085,217
Zebra Technologies Corp., Class A *	28,120	1,759,187
		74,590,531
Telecommunication Services 1.2%
Cincinnati Bell, Inc. *	405,900	1,550,538
Consolidated Communications Holdings, Inc.	53,114	1,255,615
General Communication, Inc., Class A *	37,500	633,750
Inteliquent, Inc.	42,500	705,075
Intelsat S.A. *(a)	255,500	1,009,225
Iridium Communications, Inc. *	88,800	716,616
Level 3 Communications, Inc. *	63,630	3,325,304
NTELOS Holdings Corp. *	79,020	730,935
SBA Communications Corp., Class A *	21,105	2,174,659
T-Mobile US, Inc. *	83,300	3,272,024
Vonage Holdings Corp. *	184,700	862,549
Zayo Group Holdings, Inc. *	27,400	711,304
		16,947,594
Transportation 3.0%
Allegiant Travel Co.	6,100	979,477
AMERCO	3,400	1,196,800
American Airlines Group, Inc.	78,400	2,719,696
ArcBest Corp.	51,340	980,081

See financial notes    15

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Atlas Air Worldwide Holdings, Inc. *	35,100	1,401,894
Copa Holdings S.A., Class A (a)	42,700	2,722,125
Forward Air Corp.	19,825	903,624
Genesee & Wyoming, Inc., Class A *	19,365	1,260,855
Hawaiian Holdings, Inc. *	26,340	1,108,124
Heartland Express, Inc.	42,665	772,663
Hub Group, Inc., Class A *	53,610	2,065,057
Kirby Corp. *	36,600	2,335,812
Knight Transportation, Inc.	49,725	1,321,193
Landstar System, Inc.	42,970	2,816,683
Macquarie Infrastructure Corp.	17,200	1,210,708
Marten Transport Ltd.	33,100	617,646
Matson, Inc.	26,000	1,010,880
Navios Maritime Holdings, Inc.	528,100	617,877
Old Dominion Freight Line, Inc. *	30,075	1,986,454
Saia, Inc. *	29,650	857,478
SkyWest, Inc.	166,100	3,903,350
Southwest Airlines Co.	75,400	3,363,594
Spirit Airlines, Inc. *	29,500	1,295,935
Swift Transportation Co. *	74,800	1,243,176
United Continental Holdings, Inc. *	39,200	1,795,752
Werner Enterprises, Inc.	71,500	1,811,810
Wesco Aircraft Holdings, Inc. *	48,500	699,855
		42,998,599
Utilities 4.2%
ALLETE, Inc.	36,600	2,056,554
American States Water Co.	21,230	885,079
Aqua America, Inc.	79,475	2,516,178
Avista Corp.	67,000	2,684,690
Black Hills Corp.	49,400	2,993,146
California Water Service Group	35,880	1,002,128
Dynegy, Inc. *	86,600	1,526,758
El Paso Electric Co.	46,490	2,096,699
Hawaiian Electric Industries, Inc.	107,800	3,523,982
IDACORP, Inc.	33,900	2,465,547
ITC Holdings Corp.	59,800	2,635,386
MGE Energy, Inc.	26,250	1,308,562
New Jersey Resources Corp.	72,100	2,572,528
Northwest Natural Gas Co.	31,705	1,634,076
NorthWestern Corp.	32,300	1,835,932
ONE Gas, Inc.	37,400	2,186,778
Otter Tail Corp.	46,380	1,341,310
Piedmont Natural Gas Co., Inc.	46,400	2,774,720
PNM Resources, Inc.	105,500	3,342,240
Portland General Electric Co.	84,900	3,372,228
Questar Corp.	135,000	3,384,450
South Jersey Industries, Inc.	52,780	1,473,090
Southwest Gas Corp.	48,800	3,167,608
Spire, Inc.	25,240	1,614,350
The Empire District Electric Co.	51,810	1,744,443
WGL Holdings, Inc.	47,300	3,211,197
		59,349,659
Total Common Stock
(Cost $1,213,454,991)		1,403,055,526

Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(c)	19,700	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	105,700	199,773
Total Rights
(Cost $266,856)		199,773

Other Investment Companies 3.6% of net assets
Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (d)	12,043,857	12,043,857
Securities Lending Collateral 2.7%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (d)	38,166,395	38,166,395
Total Other Investment Companies
(Cost $50,210,252)		50,210,252

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $1,270,658,339 and the unrealized appreciation and depreciation were $286,491,652 and ($103,684,440), respectively, with a net unrealized appreciation of $182,807,212.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,689,707.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $199,773 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	135	15,222,600	193,102

16    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	1,014,593,018	936,016,948
0.6%	Preferred Stock	6,841,268	5,687,172
2.2%	Other Investment Company	21,066,109	21,066,109
0.4%	Short-Term Investments	4,168,240	4,168,240
101.6%	Total Investments	1,046,668,635	966,938,469
(1.6%)	Other Assets and Liabilities, Net		(15,160,579)
100.0%	Net Assets		951,777,890

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets
Australia 6.0%
Banks 1.8%
Australia & New Zealand Banking Group Ltd.	190,770	3,496,799
Bendigo & Adelaide Bank Ltd.	27,426	193,073
Commonwealth Bank of Australia	87,834	4,903,510
National Australia Bank Ltd.	181,866	3,731,168
Westpac Banking Corp.	206,434	4,845,736
		17,170,286
Capital Goods 0.1%
CIMIC Group Ltd.	13,312	360,036
UGL Ltd. *	128,291	306,979
		667,015
Commercial & Professional Supplies 0.1%
Brambles Ltd.	72,294	682,831
Downer EDI Ltd.	122,705	344,496
		1,027,327
Consumer Services 0.1%
Tabcorp Holdings Ltd.	85,883	288,067
Tatts Group Ltd.	142,367	405,694
		693,761
Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	13,358	639,914
		639,914
Security	Number of Shares	Value ($)
Energy 0.4%
Caltex Australia Ltd.	19,154	470,099
Origin Energy Ltd.	193,356	794,597
Santos Ltd.	158,886	572,386
Woodside Petroleum Ltd.	55,632	1,191,081
WorleyParsons Ltd.	70,781	371,968
		3,400,131
Food & Staples Retailing 0.9%
Metcash Ltd. *	559,844	745,324
Wesfarmers Ltd.	142,125	4,602,105
Woolworths Ltd.	175,469	2,936,290
		8,283,719
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	55,949	364,506
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	25,241	370,397
Insurance 0.5%
AMP Ltd.	226,012	1,004,285
Insurance Australia Group Ltd.	142,048	618,995
Medibank Pvt Ltd.	171,614	408,422
QBE Insurance Group Ltd.	122,523	1,031,231
Suncorp Group Ltd.	162,653	1,538,400
		4,601,333
Materials 1.3%
Amcor Ltd.	61,495	716,963
Arrium Ltd. *(a)(b)	11,838,630	41,587
BHP Billiton Ltd.	424,737	6,633,092
BlueScope Steel Ltd.	134,446	656,412
Boral Ltd.	74,140	360,850
Fortescue Metals Group Ltd.	202,359	520,061
Incitec Pivot Ltd.	140,475	341,373
Newcrest Mining Ltd. *	64,696	943,372
Orica Ltd.	54,148	625,657
Rio Tinto Ltd.	45,963	1,793,406
		12,632,773
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	15,414	1,228,315
Real Estate 0.2%
LendLease Group	42,619	409,384
Mirvac Group	195,529	276,641
Scentre Group	111,483	395,711
Stockland	165,152	546,239
Westfield Corp.	72,393	552,909
		2,180,884
Telecommunication Services 0.2%
Telstra Corp., Ltd.	388,542	1,577,620
Transportation 0.1%
Asciano Ltd.	55,119	369,513
Aurizon Holdings Ltd.	135,617	438,151
Qantas Airways Ltd. *	115,704	282,113
Transurban Group	38,244	335,582
		1,425,359

See financial notes    17

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
AGL Energy Ltd.	48,681	674,300
APA Group	35,510	235,197
DUET Group	127,121	217,189
		1,126,686
		57,390,026
Austria 0.3%
Banks 0.1%
Erste Group Bank AG *	30,906	889,667
Raiffeisen Bank International AG *	26,767	428,468
		1,318,135
Energy 0.1%
OMV AG	44,210	1,330,281
Materials 0.1%
voestalpine AG	17,849	644,079
		3,292,495
Belgium 1.0%
Banks 0.1%
KBC Groep N.V.	12,307	692,417
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	3,004	265,777
Food & Staples Retailing 0.2%
Colruyt S.A.	6,023	347,296
Delhaize Group	15,845	1,665,066
		2,012,362
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	22,482	2,788,979
Insurance 0.1%
Ageas	21,331	838,239
Materials 0.2%
Solvay S.A.	5,064	513,037
Umicore S.A.	16,121	804,753
		1,317,790
Media 0.0%
Telenet Group Holding N.V. *	4,164	207,290
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	4,469	335,216
Telecommunication Services 0.1%
Proximus (c)	16,655	561,337
		9,019,407
Canada 7.7%
Automobiles & Components 0.2%
Magna International, Inc.	39,927	1,677,017
Banks 1.8%
Bank of Montreal	37,961	2,473,047
Canadian Imperial Bank of Commerce	27,261	2,201,825
National Bank of Canada	21,133	755,243
Royal Bank of Canada	73,844	4,585,897
Security	Number of Shares	Value ($)
The Bank of Nova Scotia	68,515	3,593,120
The Toronto-Dominion Bank	81,952	3,647,899
		17,257,031
Capital Goods 0.1%
Bombardier, Inc., Class B *	361,153	544,018
Finning International, Inc.	21,317	378,871
SNC-Lavalin Group, Inc.	10,240	385,295
		1,308,184
Diversified Financials 0.1%
CI Financial Corp.	13,415	297,018
IGM Financial, Inc.	9,234	290,701
Onex Corp.	6,515	404,131
		991,850
Energy 2.2%
ARC Resources Ltd.	24,272	409,531
Baytex Energy Corp.	57,492	294,173
Bonavista Energy Corp.	79,622	200,530
Cameco Corp.	24,967	312,411
Canadian Natural Resources Ltd.	85,845	2,578,018
Cenovus Energy, Inc.	109,995	1,743,684
Crescent Point Energy Corp.	42,071	708,840
Enbridge, Inc.	32,658	1,356,607
Encana Corp.	193,497	1,480,490
Enerplus Corp.	68,447	376,412
Gibson Energy, Inc.	16,553	246,046
Husky Energy, Inc.	53,221	670,618
Imperial Oil Ltd.	21,141	701,106
Inter Pipeline Ltd.	13,074	279,569
Pacific Exploration & Production Corp. *(a)(b)(c)	175,814	33,405
Pembina Pipeline Corp.	14,778	443,917
Pengrowth Energy Corp.	296,195	486,301
Penn West Petroleum Ltd. (c)	738,911	842,148
Suncor Energy, Inc.	191,237	5,613,500
TransCanada Corp.	48,272	2,004,440
Vermilion Energy, Inc.	7,654	263,226
		21,044,972
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	16,840	738,184
Empire Co., Ltd., Class A	27,600	458,643
George Weston Ltd.	5,711	495,588
Loblaw Cos., Ltd.	14,643	807,950
Metro, Inc.	26,394	883,306
		3,383,671
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	15,175	477,129
Insurance 0.5%
Fairfax Financial Holdings Ltd.	570	305,511
Great-West Lifeco, Inc.	15,454	454,740
Intact Financial Corp.	5,206	385,253
Manulife Financial Corp.	75,900	1,119,112
Power Corp. of Canada	39,444	958,514
Power Financial Corp.	17,714	465,757
Sun Life Financial, Inc.	29,775	1,015,677
		4,704,564

18    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 1.0%
Agrium, Inc.	11,453	986,928
Barrick Gold Corp.	105,339	2,039,280
First Quantum Minerals Ltd.	71,470	608,922
Goldcorp, Inc.	49,320	993,711
Kinross Gold Corp. *	124,692	710,566
Potash Corp. of Saskatchewan, Inc.	64,364	1,138,822
Teck Resources Ltd., Class B	172,768	2,115,021
Yamana Gold, Inc.	139,078	689,460
		9,282,710
Media 0.1%
Quebecor, Inc., Class B	9,625	257,444
Shaw Communications, Inc., Class B	27,255	504,393
Yellow Pages Ltd. *	28,247	469,620
		1,231,457
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	1,909	63,643
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	39,732	1,342,661
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	5,576	607,374
RONA, Inc.	24,150	459,633
		1,067,007
Software & Services 0.0%
CGI Group, Inc., Class A *	7,392	337,698
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	125,988	889,658
Celestica, Inc. *	25,766	276,203
		1,165,861
Telecommunication Services 0.4%
BCE, Inc.	31,412	1,473,087
Rogers Communications, Inc., Class B	27,341	1,063,394
TELUS Corp.	22,571	715,609
		3,252,090
Transportation 0.3%
Canadian National Railway Co.	31,717	1,953,021
Canadian Pacific Railway Ltd.	3,450	497,771
		2,450,792
Utilities 0.2%
Atco Ltd., Class I	7,589	247,866
Canadian Utilities Ltd., Class A	11,493	330,583
Emera, Inc. (c)	8,198	297,093
Fortis, Inc.	16,127	511,560
TransAlta Corp.	84,021	439,291
		1,826,393
		72,864,730
Denmark 0.8%
Banks 0.1%
Danske Bank A/S	23,712	670,920
Security	Number of Shares	Value ($)
Capital Goods 0.1%
FLSmidth & Co. A/S (c)	6,056	235,396
Vestas Wind Systems A/S	5,195	371,869
		607,265
Commercial & Professional Supplies 0.0%
ISS A/S	5,874	223,122
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	8,032	782,978
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	36,159	2,018,914
Telecommunication Services 0.1%
TDC A/S	173,228	886,974
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	587	799,743
AP Moeller - Maersk A/S, Series B	792	1,114,744
DSV A/S	7,589	319,483
		2,233,970
		7,424,143
Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	8,124	300,068
Capital Goods 0.1%
Kone Oyj, Class B	11,215	512,440
Metso Oyj	12,469	300,345
Wartsila Oyj Abp	9,348	401,191
		1,213,976
Energy 0.1%
Neste Oyj	14,967	479,611
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares (c)	17,536	701,413
Insurance 0.1%
Sampo Oyj, A Shares	19,011	831,561
Materials 0.2%
Stora Enso Oyj, R Shares (c)	74,613	652,349
UPM-Kymmene Oyj	60,824	1,164,297
		1,816,646
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	7,453	260,294
Technology Hardware & Equipment 0.2%
Nokia Oyj	398,782	2,354,208
Telecommunication Services 0.0%
Elisa Oyj	7,172	268,175
Utilities 0.1%
Fortum Oyj	49,072	739,835
		8,965,787
France 10.5%
Automobiles & Components 0.4%
Faurecia	6,602	272,781
Peugeot S.A. *	56,229	906,195
Renault S.A.	17,334	1,672,519
Valeo S.A.	4,246	673,496
		3,524,991

See financial notes    19

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.9%
BNP Paribas S.A.	100,509	5,322,850
Credit Agricole S.A.	84,030	930,107
Societe Generale S.A.	69,681	2,741,749
		8,994,706
Capital Goods 1.7%
Airbus Group SE	18,578	1,161,451
Alstom S.A. *	25,626	655,271
Bouygues S.A. (c)	35,492	1,184,331
Compagnie de Saint-Gobain	67,697	3,102,048
Eiffage S.A.	4,960	394,580
Legrand S.A.	11,978	682,718
Nexans S.A. *	6,072	282,479
Rexel S.A.	58,666	889,528
Safran S.A.	12,043	830,240
Schneider Electric SE	40,003	2,615,699
Thales S.A.	4,219	365,102
Vinci S.A.	45,470	3,396,077
Zodiac Aerospace	8,929	209,488
		15,769,012
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	12,357	292,901
Teleperformance	3,414	306,653
		599,554
Consumer Durables & Apparel 0.3%
Christian Dior SE	2,926	514,157
Kering	4,676	801,925
LVMH Moet Hennessy Louis Vuitton SE (c)	11,973	1,994,840
		3,310,922
Consumer Services 0.1%
Accor S.A. (c)	12,006	531,665
Sodexo S.A.	5,665	572,298
		1,103,963
Diversified Financials 0.0%
Wendel S.A.	2,357	272,386
Energy 2.2%
CGG S.A. *(c)	178,230	167,347
Technip S.A. (c)	11,798	691,482
TOTAL S.A.	392,504	19,837,465
Vallourec S.A. (c)	55,283	287,888
		20,984,182
Food & Staples Retailing 0.4%
Carrefour S.A.	96,375	2,730,388
Casino Guichard Perrachon S.A. (c)	14,128	840,824
Rallye S.A. (c)	19,712	378,714
		3,949,926
Food, Beverage & Tobacco 0.4%
Danone S.A.	33,479	2,345,653
Pernod-Ricard S.A.	9,384	1,013,612
		3,359,265
Health Care Equipment & Services 0.1%
Essilor International S.A.	5,300	686,117
Household & Personal Products 0.2%
L'Oreal S.A.	9,030	1,640,261
Security	Number of Shares	Value ($)
Insurance 0.4%
AXA S.A.	138,575	3,498,963
CNP Assurances	16,345	278,523
SCOR SE	12,183	415,022
		4,192,508
Materials 0.3%
Air Liquide S.A.	18,283	2,073,597
Arkema S.A.	7,868	627,996
		2,701,593
Media 0.4%
Eutelsat Communications S.A.	8,677	269,582
Publicis Groupe S.A.	8,254	610,822
Vivendi S.A. (c)	150,749	2,895,935
		3,776,339
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	78,497	6,470,239
Real Estate 0.1%
Klepierre (c)	5,638	265,169
Unibail-Rodamco SE	2,851	764,197
		1,029,366
Software & Services 0.1%
Atos SE	5,471	486,955
Cap Gemini S.A.	9,522	888,809
		1,375,764
Telecommunication Services 0.6%
Orange S.A.	360,470	5,988,820
Transportation 0.1%
Air France-KLM *	82,197	736,414
Utilities 1.0%
Electricite de France S.A.	65,474	940,656
Engie S.A.	356,238	5,875,591
Suez Environnement Co.	38,958	717,982
Veolia Environnement S.A.	64,629	1,587,647
		9,121,876
		99,588,204
Germany 8.6%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	32,265	2,984,950
Continental AG	5,265	1,159,424
Daimler AG - Reg'd	80,249	5,591,481
Leoni AG	4,637	167,574
Volkswagen AG	4,014	641,021
		10,544,450
Banks 0.1%
Commerzbank AG	120,944	1,134,135
Capital Goods 1.0%
Brenntag AG	11,305	664,040
GEA Group AG	9,164	425,847
HOCHTIEF AG	2,532	325,292
Kloeckner & Co. SE	33,943	396,228
MAN SE	2,193	238,025
MTU Aero Engines AG	2,572	243,174
OSRAM Licht AG	7,281	380,206

20    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rheinmetall AG	4,139	324,279
Siemens AG - Reg'd	61,842	6,471,656
		9,468,747
Commercial & Professional Supplies 0.0%
Bilfinger SE	8,429	367,946
Consumer Durables & Apparel 0.2%
adidas AG	13,155	1,697,224
Hugo Boss AG	3,884	247,861
		1,945,085
Consumer Services 0.0%
TUI AG	27,417	398,226
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd	128,022	2,426,391
Deutsche Boerse AG	7,074	582,109
		3,008,500
Food & Staples Retailing 0.1%
METRO AG	40,587	1,294,875
Food, Beverage & Tobacco 0.0%
Suedzucker AG	17,833	314,896
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	9,230	803,352
Fresenius SE & Co. KGaA	15,309	1,116,305
		1,919,657
Household & Personal Products 0.1%
Beiersdorf AG	3,415	306,651
Henkel AG & Co. KGaA	4,201	427,345
		733,996
Insurance 0.9%
Allianz SE - Reg'd	31,348	5,333,168
Hannover Rueck SE	3,557	406,640
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	13,257	2,464,551
		8,204,359
Materials 1.4%
Aurubis AG	8,614	468,138
BASF SE	95,502	7,900,957
HeidelbergCement AG	12,254	1,091,113
K&S AG - Reg'd (c)	19,181	478,763
LANXESS AG	10,336	541,292
Linde AG	11,135	1,703,676
Salzgitter AG	11,119	376,900
Symrise AG	3,903	259,047
ThyssenKrupp AG	39,396	917,999
		13,737,885
Media 0.1%
ProSiebenSat.1 Media SE	11,004	562,139
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg'd	39,891	4,610,078
Merck KGaA	4,273	402,417
		5,012,495
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	39,919	569,547
Software & Services 0.3%
SAP SE	29,884	2,344,729
Security	Number of Shares	Value ($)
Telecommunication Services 0.7%
Deutsche Telekom AG - Reg'd	347,050	6,091,917
Freenet AG	10,405	318,511
		6,410,428
Transportation 0.4%
Deutsche Lufthansa AG - Reg'd	44,878	698,744
Deutsche Post AG - Reg'd	91,288	2,681,427
		3,380,171
Utilities 1.1%
E.ON SE	670,120	6,945,238
RWE AG *	238,426	3,572,239
		10,517,477
		81,869,743
Hong Kong 1.1%
Banks 0.1%
Hang Seng Bank Ltd.	25,200	456,890
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	14,500	799,706
Jardine Strategic Holdings Ltd.	10,700	309,283
Noble Group Ltd. *	3,589,779	1,217,015
		2,326,004
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	758,000	468,792
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	72,000	242,009
Sands China Ltd.	102,400	364,820
SJM Holdings Ltd.	332,000	222,591
		829,420
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	9,200	231,907
Insurance 0.1%
AIA Group Ltd.	196,400	1,175,375
Real Estate 0.3%
Hongkong Land Holdings Ltd.	35,000	221,715
Link REIT	48,500	294,244
New World Development Co., Ltd.	284,000	282,440
Sun Hung Kai Properties Ltd.	36,000	453,712
Swire Pacific Ltd., Class A	61,000	661,766
The Wharf Holdings Ltd.	61,000	329,707
Wheelock & Co., Ltd.	50,000	231,480
		2,475,064
Retailing 0.0%
Esprit Holdings Ltd. *	422,084	369,269
Transportation 0.0%
MTR Corp., Ltd.	53,000	262,028
Utilities 0.2%
CLP Holdings Ltd.	110,000	1,016,952
Hong Kong & China Gas Co., Ltd.	159,308	296,550
Power Assets Holdings Ltd.	28,000	266,394
		1,579,896
		10,174,645

See financial notes    21

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ireland 0.5%
Banks 0.0%
Bank of Ireland *	857,496	260,401
Commercial & Professional Supplies 0.1%
Experian plc	43,240	792,363
Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	4,629	412,779
Materials 0.2%
CRH plc	60,677	1,765,876
Smurfit Kappa Group plc	17,795	472,341
		2,238,217
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	7,377	460,340
Technology Hardware & Equipment 0.1%
Seagate Technology plc	33,006	718,541
		4,882,641
Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	40,090	206,517
Bank Leumi Le-Israel B.M. *	92,928	345,349
		551,866
Materials 0.0%
Israel Chemicals Ltd.	77,294	385,075
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	40,953	2,249,672
Software & Services 0.0%
Check Point Software Technologies Ltd. *	2,773	229,798
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	277,133	584,043
		4,000,454
Italy 3.3%
Banks 0.8%
Banca Monte dei Paschi di Siena S.p.A. *	642,932	521,168
Banca Popolare dell'Emilia Romagna SC	40,725	238,794
Banco Popolare SC	28,829	204,133
Intesa Sanpaolo S.p.A.	1,145,844	3,185,217
UniCredit S.p.A.	834,062	3,234,498
Unione di Banche Italiane S.p.A.	82,662	351,363
		7,735,173
Capital Goods 0.1%
Finmeccanica S.p.A. *	33,840	428,987
Prysmian S.p.A.	15,445	365,411
		794,398
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	4,071	222,153
Security	Number of Shares	Value ($)
Diversified Financials 0.1%
EXOR S.p.A.	29,049	1,094,086
Mediobanca S.p.A.	28,736	236,711
		1,330,797
Energy 1.0%
Eni S.p.A.	576,815	9,423,388
Saipem S.p.A. *	349,138	167,762
		9,591,150
Insurance 0.1%
Assicurazioni Generali S.p.A.	79,738	1,219,161
Media 0.1%
Mediaset S.p.A.	88,151	398,236
Telecommunication Services 0.2%
Telecom Italia S.p.A. *	1,927,084	1,881,745
Transportation 0.1%
Atlantia S.p.A.	19,570	545,504
Utilities 0.8%
A2A S.p.A.	187,792	268,422
Enel S.p.A.	1,319,769	5,998,121
Snam S.p.A.	138,080	844,414
Terna - Rete Elettrica Nationale S.p.A.	78,247	441,958
		7,552,915
		31,271,232
Japan 20.3%
Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	23,800	924,863
Bridgestone Corp.	58,600	2,156,914
Daihatsu Motor Co., Ltd.	34,300	457,735
Denso Corp.	35,800	1,360,800
Fuji Heavy Industries Ltd.	21,700	712,519
Honda Motor Co., Ltd.	172,400	4,652,346
Isuzu Motors Ltd.	53,800	575,675
Mazda Motor Corp.	40,000	609,452
Mitsubishi Motors Corp.	49,200	197,998
NGK Spark Plug Co., Ltd.	8,000	159,547
NHK Spring Co., Ltd.	30,300	266,698
Nissan Motor Co., Ltd.	272,600	2,419,059
Stanley Electric Co., Ltd.	9,700	197,223
Sumitomo Electric Industries Ltd.	94,000	1,130,786
Sumitomo Rubber Industries Ltd.	19,800	301,426
Suzuki Motor Corp.	33,100	907,057
The Yokohama Rubber Co., Ltd.	12,900	216,264
Toyoda Gosei Co., Ltd.	10,000	184,388
Toyota Industries Corp.	11,500	498,961
Toyota Motor Corp.	154,400	7,826,490
Yamaha Motor Co., Ltd.	18,400	301,177
		26,057,378
Banks 1.0%
Concordia Financial Group Ltd. *	52,000	250,421
Mitsubishi UFJ Financial Group, Inc.	699,434	3,227,756
Mizuho Financial Group, Inc.	1,444,316	2,164,902
North Pacific Bank Ltd.	82,300	208,646

22    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Resona Holdings, Inc.	142,858	505,041
Sumitomo Mitsui Financial Group, Inc.	91,810	2,762,718
Sumitomo Mitsui Trust Holdings, Inc.	169,000	519,486
		9,638,970
Capital Goods 3.0%
Asahi Glass Co., Ltd.	178,000	1,042,448
Daikin Industries Ltd.	12,000	952,547
Ebara Corp.	52,000	236,762
FANUC Corp.	4,700	694,293
Furukawa Electric Co., Ltd.	166,000	406,422
Hanwa Co., Ltd.	62,000	277,081
Hino Motors Ltd.	24,000	231,577
Hitachi Construction Machinery Co., Ltd.	15,100	239,740
IHI Corp.	158,000	342,623
ITOCHU Corp.	136,900	1,739,808
JGC Corp.	26,000	443,429
JTEKT Corp.	20,400	259,767
Kajima Corp.	64,000	397,579
Kawasaki Heavy Industries Ltd.	107,000	300,097
Kinden Corp.	19,400	227,857
Komatsu Ltd.	85,400	1,466,738
Kubota Corp.	47,000	684,642
LIXIL Group Corp.	29,500	617,676
Makita Corp.	6,100	384,809
Marubeni Corp.	229,300	1,217,183
Mitsubishi Corp.	143,900	2,418,758
Mitsubishi Electric Corp.	172,000	1,827,914
Mitsubishi Heavy Industries Ltd.	301,000	1,069,938
Mitsui & Co., Ltd.	211,600	2,584,745
Mitsui Engineering & Shipbuilding Co., Ltd.	141,000	217,742
Nagase & Co., Ltd.	23,300	258,364
Nidec Corp.	5,400	395,680
NSK Ltd.	25,600	223,432
Obayashi Corp.	40,700	398,873
Shimizu Corp.	43,000	385,402
SMC Corp.	1,800	438,947
Sojitz Corp.	292,000	583,483
Sumitomo Corp.	140,400	1,484,345
Sumitomo Heavy Industries Ltd.	74,000	310,991
Taisei Corp.	66,000	450,485
Toshiba Corp. *	796,000	1,683,501
TOTO Ltd.	7,400	250,933
Toyota Tsusho Corp.	39,700	898,584
		28,045,195
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	97,000	909,711
Recruit Holdings Co., Ltd.	19,100	590,114
Secom Co., Ltd.	11,300	868,349
Toppan Printing Co., Ltd.	80,000	684,030
		3,052,204
Consumer Durables & Apparel 0.9%
Bandai Namco Holdings, Inc.	18,900	402,368
Iida Group Holdings Co., Ltd.	12,500	233,451
Nikon Corp.	43,200	629,744
Panasonic Corp.	249,250	2,222,840
Sega Sammy Holdings, Inc.	24,000	261,320
Sekisui Chemical Co., Ltd.	40,600	507,422
Security	Number of Shares	Value ($)
Sekisui House Ltd.	53,500	928,938
Sharp Corp. *(c)	479,000	651,954
Shimano, Inc.	2,100	301,290
Sony Corp.	81,000	1,961,950
Sumitomo Forestry Co., Ltd.	21,100	243,605
Yamaha Corp.	10,000	287,001
		8,631,883
Consumer Services 0.1%
Benesse Holdings, Inc.	8,900	252,507
Oriental Land Co., Ltd.	5,500	381,922
		634,429
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	58,000	337,781
Nomura Holdings, Inc.	146,300	621,594
ORIX Corp.	53,300	753,925
		1,713,300
Energy 0.7%
Cosmo Energy Holdings Co., Ltd.	28,200	357,817
Idemitsu Kosan Co., Ltd.	53,200	1,136,471
Inpex Corp.	139,700	1,110,593
JX Holdings, Inc.	727,300	3,125,866
Showa Shell Sekiyu K.K.	42,200	440,387
TonenGeneral Sekiyu K.K.	48,000	454,642
		6,625,776
Food & Staples Retailing 0.5%
Aeon Co., Ltd.	94,200	1,411,625
Lawson, Inc.	3,800	294,132
Seven & i Holdings Co., Ltd.	68,800	2,807,206
UNY Group Holdings Co., Ltd.	60,700	442,972
		4,955,935
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	34,000	783,709
Asahi Group Holdings Ltd.	26,100	828,336
Coca-Cola West Co., Ltd.	12,000	325,278
Japan Tobacco, Inc.	51,000	2,083,754
Kewpie Corp.	10,800	281,920
Kirin Holdings Co., Ltd.	98,500	1,420,645
MEIJI Holdings Co., Ltd.	6,700	516,313
NH Foods Ltd.	25,000	557,235
Nisshin Seifun Group, Inc.	17,930	293,533
Nissin Foods Holdings Co., Ltd.	5,300	246,042
Suntory Beverage & Food Ltd.	7,400	323,247
Toyo Suisan Kaisha Ltd.	8,100	286,074
Yamazaki Baking Co., Ltd.	17,000	402,439
		8,348,525
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	29,800	573,859
Hoya Corp.	23,700	907,574
Medipal Holdings Corp.	32,400	512,607
Olympus Corp.	8,000	311,653
Suzuken Co., Ltd.	15,530	532,184
Terumo Corp.	13,000	494,199
		3,332,076

See financial notes    23

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Household & Personal Products 0.2%
Kao Corp.	25,200	1,393,988
Shiseido Co., Ltd.	23,200	515,978
Unicharm Corp.	12,900	266,657
		2,176,623
Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	22,590	596,635
Sompo Japan Nipponkoa Holdings, Inc.	23,000	603,888
T&D Holdings, Inc.	33,750	323,071
The Dai-ichi Life Insurance Co., Ltd.	46,200	555,310
Tokio Marine Holdings, Inc.	30,700	1,004,580
		3,083,484
Materials 1.7%
Air Water, Inc.	17,000	255,388
Asahi Kasei Corp.	143,000	978,424
Daicel Corp.	19,200	239,845
Denka Co., Ltd.	63,000	265,202
DIC Corp.	115,000	264,535
Hitachi Chemical Co., Ltd.	13,800	231,753
JFE Holdings, Inc.	86,600	1,215,287
JSR Corp.	15,900	217,960
Kaneka Corp.	31,000	259,461
Kobe Steel Ltd.	583,000	559,808
Kuraray Co., Ltd.	34,200	433,589
Mitsubishi Chemical Holdings Corp.	188,100	981,607
Mitsubishi Materials Corp.	134,000	425,019
Mitsui Chemicals, Inc.	134,000	444,416
Mitsui Mining & Smelting Co., Ltd.	128,000	240,219
Nippon Paper Industries Co., Ltd.	21,400	411,215
Nippon Steel & Sumitomo Metal Corp.	85,900	1,787,386
Nitto Denko Corp.	10,700	576,414
Oji Holdings Corp.	126,000	517,424
Shin-Etsu Chemical Co., Ltd.	24,000	1,344,211
Showa Denko K.K.	311,000	323,578
Sumitomo Chemical Co., Ltd.	145,000	655,374
Sumitomo Metal Mining Co., Ltd.	48,000	541,559
Taiheiyo Cement Corp.	112,000	296,354
Taiyo Nippon Sanso Corp.	21,300	196,683
Teijin Ltd.	130,000	465,431
Toray Industries, Inc.	103,000	860,336
Tosoh Corp.	51,000	233,109
Toyo Seikan Group Holdings Ltd.	25,300	498,783
Ube Industries Ltd.	189,000	358,966
		16,079,336
Media 0.1%
Dentsu, Inc.	11,901	604,678
Hakuhodo DY Holdings, Inc.	34,200	385,557
		990,235
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	101,100	1,363,089
Chugai Pharmaceutical Co., Ltd.	7,500	252,755
Security	Number of Shares	Value ($)
Daiichi Sankyo Co., Ltd.	48,300	1,138,304
Eisai Co., Ltd.	12,000	742,796
Kyowa Hakko Kirin Co., Ltd.	17,000	302,227
Mitsubishi Tanabe Pharma Corp.	15,400	274,189
Ono Pharmaceutical Co., Ltd.	9,500	428,050
Otsuka Holdings Co., Ltd.	29,800	1,161,738
Shionogi & Co., Ltd.	8,200	418,546
Takeda Pharmaceutical Co., Ltd.	51,300	2,450,183
		8,531,877
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	5,700	806,164
Daiwa House Industry Co., Ltd.	34,500	921,727
Mitsubishi Estate Co., Ltd.	33,800	642,288
Mitsui Fudosan Co., Ltd.	31,000	757,095
Sumitomo Realty & Development Co., Ltd.	16,500	479,758
Tokyu Fudosan Holdings Corp.	33,100	225,038
		3,832,070
Retailing 0.4%
EDION Corp. (c)	35,400	286,429
Fast Retailing Co., Ltd.	1,400	368,623
Isetan Mitsukoshi Holdings Ltd.	33,100	351,249
J. Front Retailing Co., Ltd.	25,900	311,161
K's Holdings Corp.	9,900	332,726
Marui Group Co., Ltd.	17,300	264,303
Nitori Holdings Co., Ltd.	3,800	353,471
Shimamura Co., Ltd.	3,900	526,474
Takashimaya Co., Ltd.	37,000	270,130
Yamada Denki Co., Ltd.	178,400	898,113
		3,962,679
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	7,400	320,240
Tokyo Electron Ltd.	9,200	608,048
		928,288
Software & Services 0.3%
Fujitsu Ltd.	345,000	1,205,463
Konami Holdings Corp.	9,900	312,142
Nintendo Co., Ltd.	5,930	802,928
Nomura Research Institute Ltd.	5,310	186,275
NTT Data Corp.	10,800	562,255
		3,069,063
Technology Hardware & Equipment 1.6%
Brother Industries Ltd.	26,000	294,745
Canon, Inc.	111,700	3,123,436
FUJIFILM Holdings Corp.	41,300	1,695,293
Hitachi Ltd.	738,000	3,381,682
Ibiden Co., Ltd.	19,600	246,657
Keyence Corp.	573	343,452
Konica Minolta, Inc.	54,200	467,831
Kyocera Corp.	26,300	1,305,010
Murata Manufacturing Co., Ltd.	5,200	678,138
NEC Corp.	398,000	968,642
Nippon Electric Glass Co., Ltd.	79,000	418,260
Omron Corp.	14,400	457,011
Ricoh Co., Ltd.	100,700	1,026,226

24    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Seiko Epson Corp.	26,700	437,530
TDK Corp.	9,900	579,287
		15,423,200
Telecommunication Services 1.5%
KDDI Corp.	130,200	3,750,507
Nippon Telegraph & Telephone Corp.	111,408	4,985,542
NTT DOCOMO, Inc.	129,200	3,098,730
SoftBank Group Corp.	48,400	2,602,492
		14,437,271
Transportation 1.2%
ANA Holdings, Inc.	114,000	318,327
Central Japan Railway Co.	9,800	1,716,721
East Japan Railway Co.	23,218	2,042,628
Hankyu Hanshin Holdings, Inc.	79,000	500,742
Kamigumi Co., Ltd.	25,500	228,629
Kawasaki Kisen Kaisha Ltd. (c)	183,000	390,196
Keio Corp.	30,000	264,238
Kintetsu Group Holdings Co., Ltd.	93,000	382,465
Mitsui O.S.K. Lines Ltd.	230,000	488,760
Nagoya Railroad Co., Ltd.	65,000	327,824
Nippon Express Co., Ltd.	133,000	606,935
Nippon Yusen K.K.	305,000	597,502
Odakyu Electric Railway Co., Ltd.	27,000	293,206
Seino Holdings Co., Ltd.	27,300	277,461
Tobu Railway Co., Ltd.	66,000	338,254
Tokyu Corp.	61,000	528,683
West Japan Railway Co.	14,863	897,223
Yamato Holdings Co., Ltd.	38,900	784,567
		10,984,361
Utilities 0.9%
Chubu Electric Power Co., Inc.	89,900	1,184,176
Electric Power Development Co., Ltd.	13,400	403,850
Hokkaido Electric Power Co., Inc.	22,800	207,821
Hokuriku Electric Power Co.	25,500	333,980
Kyushu Electric Power Co., Inc.	45,400	455,667
Osaka Gas Co., Ltd.	228,000	821,979
Shikoku Electric Power Co., Inc.	17,400	214,777
The Chugoku Electric Power Co., Inc.	39,000	506,162
The Kansai Electric Power Co., Inc. *	96,700	851,649
Toho Gas Co., Ltd.	41,000	279,937
Tohoku Electric Power Co., Inc.	57,900	740,250
Tokyo Electric Power Co. Holdings, Inc. *	311,500	1,668,360
Tokyo Gas Co., Ltd.	246,000	1,085,763
		8,754,371
		193,288,529
Luxembourg 0.4%
Energy 0.1%
Tenaris S.A.	41,458	560,616
Materials 0.2%
ArcelorMittal	425,734	2,403,321
Security	Number of Shares	Value ($)
Media 0.1%
RTL Group S.A.	3,997	334,657
SES S.A.	16,164	441,611
		776,268
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	7,528	435,867
		4,176,072
Netherlands 6.0%
Banks 0.2%
ING Groep N.V. CVA	167,888	2,057,202
Capital Goods 0.3%
Boskalis Westminster N.V.	5,563	231,994
Koninklijke Philips N.V.	81,626	2,242,966
		2,474,960
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	11,252	604,641
Diversified Financials 0.0%
SNS Reaal N.V. *(a)(b)(c)	124,822	—
Energy 3.8%
Fugro N.V. CVA *	14,293	290,827
Royal Dutch Shell plc, A Shares	782,553	20,673,392
Royal Dutch Shell plc, B Shares	586,779	15,405,807
		36,370,026
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	118,809	2,586,975
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	8,474	699,586
Heineken N.V.	9,465	888,074
		1,587,660
Household & Personal Products 0.3%
Unilever N.V. CVA	69,722	3,062,878
Insurance 0.1%
Aegon N.V.	128,909	741,141
Delta Lloyd N.V.	42,565	217,140
		958,281
Materials 0.2%
Akzo Nobel N.V.	18,468	1,312,089
Koninklijke DSM N.V.	17,905	1,098,947
		2,411,036
Media 0.1%
RELX N.V.	37,013	621,581
Wolters Kluwer N.V.	13,923	530,364
		1,151,945
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	6,240	603,132
NXP Semiconductors N.V. *	3,362	286,711
		889,843
Software & Services 0.0%
Gemalto N.V.	3,348	217,626
Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	427,110	1,678,394
VimpelCom Ltd. ADR	61,167	233,046
		1,911,440

See financial notes    25

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
PostNL N.V. *	56,795	248,609
TNT Express N.V. *	54,940	498,733
		747,342
		57,031,855
New Zealand 0.2%
Materials 0.1%
Fletcher Building Ltd.	84,713	492,452
Telecommunication Services 0.1%
Spark New Zealand Ltd.	282,052	729,320
Utilities 0.0%
Meridian Energy Ltd.	153,443	283,434
		1,505,206
Norway 1.0%
Banks 0.1%
DNB A.S.A.	60,757	777,472
Energy 0.5%
Petroleum Geo-Services A.S.A. (c)	61,716	217,625
Statoil A.S.A.	276,520	4,867,110
		5,084,735
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	22,484	350,440
Orkla A.S.A.	71,128	620,942
		971,382
Materials 0.2%
Norsk Hydro A.S.A. (c)	161,633	703,263
Yara International A.S.A.	17,818	712,684
		1,415,947
Telecommunication Services 0.1%
Telenor A.S.A.	69,027	1,187,689
		9,437,225
Portugal 0.3%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *(c)	3,981,767	176,902
Energy 0.1%
Galp Energia, SGPS, S.A.	51,413	706,385
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	16,366	267,950
Telecommunication Services 0.1%
Pharol SGPS S.A. *(c)	2,111,902	343,957
Utilities 0.1%
EDP - Energias de Portugal S.A.	358,918	1,275,978
		2,771,172
Security	Number of Shares	Value ($)
Singapore 0.9%
Banks 0.3%
DBS Group Holdings Ltd.	73,956	836,522
Oversea-Chinese Banking Corp., Ltd.	136,897	889,296
United Overseas Bank Ltd.	60,352	831,687
		2,557,505
Capital Goods 0.1%
Keppel Corp., Ltd.	125,300	500,727
Sembcorp Industries Ltd.	121,400	259,494
		760,221
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	823,200	244,204
Wilmar International Ltd.	212,066	582,540
		826,744
Media 0.0%
Singapore Press Holdings Ltd.	111,600	335,938
Real Estate 0.0%
CapitaLand Ltd.	101,500	233,798
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	11,600	331,642
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	56,146	682,174
Venture Corp., Ltd.	33,800	210,189
		892,363
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	490,186	1,402,122
Transportation 0.1%
ComfortDelGro Corp., Ltd.	126,100	270,269
Hutchison Port Holdings Trust, Class U	520,000	230,844
Singapore Airlines Ltd.	63,370	540,957
		1,042,070
		8,382,403
Spain 4.2%
Banks 1.8%
Banco Bilbao Vizcaya Argentaria S.A.	532,251	3,657,526
Banco De Sabadell S.A.	260,487	499,115
Banco Popular Espanol S.A.	209,569	571,427
Banco Santander S.A.	2,280,375	11,580,472
CaixaBank S.A.	174,120	525,617
		16,834,157
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	24,464	811,387
Ferrovial S.A.	29,129	628,460
		1,439,847
Energy 0.4%
Repsol S.A.	285,645	3,763,790
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	38,528	214,384

26    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.0%
Mapfre S.A.	129,048	328,282
Retailing 0.1%
Industria de Diseno Textil S.A.	30,942	995,885
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	12,351	563,210
Telecommunication Services 0.9%
Telefonica S.A.	761,704	8,332,427
Transportation 0.1%
Abertis Infraestructuras S.A.	36,920	623,299
Utilities 0.7%
Acciona S.A.	3,976	319,080
Enagas S.A.	11,896	363,184
Endesa S.A.	59,847	1,259,173
Gas Natural SDG S.A.	34,815	725,998
Iberdrola S.A.	517,109	3,681,164
Red Electrica Corp. S.A.	5,081	454,415
		6,803,014
		39,898,295
Sweden 2.2%
Automobiles & Components 0.1%
Autoliv, Inc.	5,407	662,195
Banks 0.4%
Nordea Bank AB	163,491	1,589,156
Skandinaviska Enskilda Banken AB, A Shares	56,939	544,373
Svenska Handelsbanken AB, A Shares	58,792	784,294
Swedbank AB, A Shares	45,749	987,666
		3,905,489
Capital Goods 0.7%
Alfa Laval AB (c)	18,018	284,290
Assa Abloy AB, Class B	27,693	581,892
Atlas Copco AB, A Shares (c)	26,238	679,754
Atlas Copco AB, B Shares (c)	13,769	330,813
NCC AB, B Shares	7,976	272,857
Sandvik AB (c)	84,340	866,516
Skanska AB, B Shares	35,804	789,151
SKF AB, B Shares	29,993	552,701
Trelleborg AB, B Shares	14,097	257,439
Volvo AB, A Shares	15,839	186,036
Volvo AB, B Shares	131,933	1,547,147
		6,348,596
Commercial & Professional Supplies 0.1%
Securitas AB, B Shares (c)	26,104	412,763
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	21,233	617,025
Husqvarna AB, B Shares	41,115	328,149
		945,174
Food, Beverage & Tobacco 0.0%
Swedish Match AB (c)	11,700	371,613
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	11,563	244,888
Security	Number of Shares	Value ($)
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	36,856	1,162,866
Materials 0.1%
Boliden AB	27,573	482,261
SSAB AB, A Shares *(c)	32,089	135,201
SSAB AB, B Shares *	46,715	162,151
		779,613
Retailing 0.2%
Hennes & Mauritz AB, B Shares (c)	45,871	1,633,482
Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares (c)	262,057	2,123,293
Telecommunication Services 0.2%
Tele2 AB, B Shares	81,805	781,624
Telia Co. AB	314,166	1,502,519
		2,284,143
		20,874,115
Switzerland 5.9%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	155,350	3,288,801
Geberit AG - Reg'd	1,151	442,826
Schindler Holding AG	1,413	257,697
Schindler Holding AG - Reg'd	150	27,597
Wolseley plc	20,409	1,143,150
		5,160,071
Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg'd	12,679	818,473
SGS S.A. - Reg'd	249	549,015
		1,367,488
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	18,774	1,251,854
The Swatch Group AG - Bearer Shares	1,468	500,855
The Swatch Group AG - Reg'd	2,651	177,368
		1,930,077
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	102,310	1,557,000
UBS Group AG - Reg’d	70,627	1,224,351
		2,781,351
Energy 0.1%
Transocean Ltd. (c)	88,032	975,395
Food, Beverage & Tobacco 1.2%
Aryzta AG *	6,085	236,683
Chocoladefabriken Lindt & Sprungli AG	20	122,548
Chocoladefabriken Lindt & Sprungli AG - Reg'd	2	146,414
Coca-Cola HBC AG CDI *	13,783	282,525
Nestle S.A. - Reg'd	142,074	10,604,354
		11,392,524

See financial notes    27

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.6%
Baloise Holding AG - Reg'd	2,413	299,107
Swiss Life Holding AG - Reg'd *	1,477	373,558
Swiss Re AG	24,802	2,204,365
Zurich Insurance Group AG *	12,618	2,831,280
		5,708,310
Materials 1.0%
Clariant AG - Reg'd *	13,413	254,130
Givaudan S.A. - Reg'd	281	554,656
Glencore plc *	2,404,558	5,746,697
LafargeHolcim Ltd. - Reg'd *	26,239	1,332,298
Sika AG	103	438,980
Syngenta AG - Reg'd	3,801	1,524,828
		9,851,589
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Actelion Ltd. - Reg'd *	1,785	289,313
Lonza Group AG - Reg'd *	1,803	300,719
Novartis AG - Reg'd	96,973	7,379,860
Roche Holding AG	25,135	6,359,386
Roche Holding AG - Bearer Shares	949	243,289
		14,572,567
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	80,982	498,986
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	16,115	958,520
Telecommunication Services 0.1%
Swisscom AG - Reg'd	1,651	839,002
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	3,093	446,367
		56,482,247
United Kingdom 15.9%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V.	52,125	419,641
GKN plc	99,093	404,391
		824,032
Banks 2.0%
Barclays plc	1,403,319	3,523,397
HSBC Holdings plc	1,442,970	9,562,381
Lloyds Banking Group plc	2,915,616	2,861,708
Royal Bank of Scotland Group plc *	183,691	618,000
Standard Chartered plc	242,440	1,959,548
		18,525,034
Capital Goods 0.8%
BAE Systems plc	253,510	1,768,653
Balfour Beatty plc *	102,203	357,112
Bunzl plc	14,776	441,034
Carillion plc	59,926	257,931
CNH Industrial N.V.	76,402	587,369
Cobham plc	80,690	182,053
DCC plc	5,113	453,498
IMI plc	20,176	276,106
Meggitt plc	47,414	285,070
Rolls-Royce Holdings plc *(a)(b)	10,268,450	15,004
Rolls-Royce Holdings plc *	144,626	1,418,816
Security	Number of Shares	Value ($)
Smiths Group plc	28,368	460,367
The Weir Group plc	15,376	270,089
Travis Perkins plc	14,814	400,792
		7,173,894
Commercial & Professional Supplies 0.2%
Aggreko plc	18,984	302,177
Babcock International Group plc	16,545	229,595
Capita plc	19,980	292,746
G4S plc	128,920	355,499
Intertek Group plc	5,564	265,434
Serco Group plc *	202,226	284,487
		1,729,938
Consumer Durables & Apparel 0.1%
Barratt Developments plc	29,373	228,739
Burberry Group plc	18,384	320,094
Persimmon plc	8,654	251,711
Taylor Wimpey plc	75,846	204,599
		1,005,143
Consumer Services 0.3%
AA plc	45,886	187,039
Carnival plc	8,041	401,076
Compass Group plc	83,043	1,478,862
InterContinental Hotels Group plc	10,270	410,441
Thomas Cook Group plc *	147,984	191,339
Whitbread plc	4,606	261,077
William Hill plc	48,035	219,919
		3,149,753
Diversified Financials 0.1%
3i Group plc	30,853	213,999
ICAP plc	36,083	247,376
Man Group plc	211,386	457,223
		918,598
Energy 2.4%
Amec Foster Wheeler plc	39,863	288,858
BP plc	3,879,353	21,372,832
John Wood Group plc	42,033	384,521
Petrofac Ltd.	21,439	265,619
Subsea 7 S.A. *	40,679	373,238
Tullow Oil plc *	85,250	350,314
		23,035,382
Food & Staples Retailing 0.9%
Booker Group plc	122,114	289,572
J. Sainsbury plc	368,546	1,559,249
Tesco plc *	1,826,278	4,591,334
WM Morrison Supermarkets plc	734,718	2,055,807
		8,495,962
Food, Beverage & Tobacco 1.5%
Associated British Foods plc	14,578	653,979
British American Tobacco plc	97,673	5,955,328
Diageo plc	88,905	2,403,644
Imperial Brands plc	49,943	2,715,561
SABMiller plc	27,592	1,689,900
Tate & Lyle plc	49,955	430,089
		13,848,501
Health Care Equipment & Services 0.1%
Smith & Nephew plc	32,995	558,747

28    See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	21,080	2,053,592
Unilever plc	57,962	2,589,850
		4,643,442
Insurance 0.7%
Admiral Group plc	10,625	288,773
Aviva plc	196,554	1,245,266
Direct Line Insurance Group plc	87,603	464,087
Legal & General Group plc	213,394	697,349
Old Mutual plc	288,205	783,560
Phoenix Group Holdings	18,052	227,143
Prudential plc	70,146	1,384,649
RSA Insurance Group plc	82,158	551,878
Standard Life plc	105,065	501,714
Willis Towers Watson plc	3,988	498,101
		6,642,520
Materials 1.6%
Anglo American plc	362,386	4,053,384
Antofagasta plc	51,357	363,724
BHP Billiton plc	285,592	3,902,471
DS Smith plc	39,992	223,047
Johnson Matthey plc	17,868	755,189
KAZ Minerals plc *	110,292	276,509
Mondi plc	22,252	426,227
Rexam plc	60,397	552,373
Rio Tinto plc	134,520	4,512,650
Vedanta Resources plc	49,781	307,185
		15,372,759
Media 0.5%
Informa plc	33,358	319,584
ITV plc	91,848	302,755
Liberty Global plc, Class A *	7,695	290,332
Liberty Global plc, Series C *	23,159	847,619
Pearson plc	64,271	757,336
RELX plc	35,383	626,854
Sky plc	49,647	682,449
WPP plc	51,795	1,210,066
		5,036,995
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	97,870	5,615,056
GlaxoSmithKline plc	336,235	7,186,172
		12,801,228
Real Estate 0.0%
Land Securities Group plc	23,026	381,389
Retailing 0.4%
Home Retail Group plc	325,842	813,331
Inchcape plc	41,580	412,432
Kingfisher plc	257,354	1,371,111
Marks & Spencer Group plc	147,403	914,346
Next plc	6,329	471,043
		3,982,263
Software & Services 0.1%
The Sage Group plc	54,854	475,139
Telecommunication Services 1.2%
BT Group plc	379,690	2,461,176
Inmarsat plc	16,701	227,235
Vodafone Group plc	2,742,152	8,834,769
		11,523,180
Security	Number of Shares	Value ($)
Transportation 0.1%
easyJet plc	9,754	210,231
FirstGroup plc *	295,053	431,257
International Consolidated Airlines Group S.A.	32,160	247,256
Royal Mail plc	69,194	492,838
		1,381,582
Utilities 1.0%
Centrica plc	761,394	2,658,958
Drax Group plc	79,113	369,997
National Grid plc	236,454	3,373,870
Pennon Group plc	23,128	274,849
Severn Trent plc	14,011	456,763
SSE plc	101,483	2,242,121
United Utilities Group plc	39,581	544,283
		9,920,841
		151,426,322
Total Common Stock
(Cost $1,014,593,018)		936,016,948

Preferred Stock 0.6% of net assets
Germany 0.5%
Automobiles & Components 0.4%
Bayerische Motoren Werke AG	5,175	412,030
Volkswagen AG	21,665	3,142,792
		3,554,822
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	7,290	832,656
Utilities 0.0%
RWE AG, Non Voting Shares	17,183	188,431
		4,575,909
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	69,978	184,334
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,178,447	926,929
		1,111,263
Total Preferred Stock
(Cost $6,841,268)		5,687,172

Other Investment Company 2.2% of net assets
United States 2.2%
Securities Lending Collateral 2.2%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (d)	21,066,109	21,066,109
Total Other Investment Company
(Cost $21,066,109)		21,066,109

See financial notes    29

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets
Time Deposits 0.4%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.08%, 05/03/16 (e)	72,683	106,200
New Zealand Dollar
1.45%, 05/02/16 (e)	68,574	47,882
Bank of Montreal
Canadian Dollar
0.05%, 05/02/16 (e)	252,726	201,424
Brown Brothers Harriman
Danish Krone
(0.65%), 05/02/16 (e)	414,459	63,766
Hong Kong Dollar
0.01%, 05/03/16 (e)	314,412	40,533
Singapore Dollar
0.05%, 05/03/16 (e)	22,878	17,012
DNB
Euro
(0.53%), 05/02/16 (e)	547,705	627,150
Norwegian Krone
0.06%, 05/02/16 (e)	241,695	30,017
Swedish Krone
(1.02%), 05/02/16 (e)	1,469,362	182,974
National Australia Bank
Australian Dollar
0.96%, 05/02/16 (e)	28,477	21,653
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 05/02/16 (e)	2,725,639	2,725,639
Wells Fargo
Swiss Franc
(1.63%), 05/02/16 (e)	99,758	103,990
Total Short-Term Investments
(Cost $4,168,240)		4,168,240

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $1,063,200,403 unrealized appreciation and depreciation were $50,601,506 and ($146,863,440), respectively, with a net unrealized depreciation of ($96,261,934).
At 04/30/16, the values of certain foreign securities held by the fund aggregating $858,628,894 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $89,996 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $19,769,672.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	50	4,154,750	149,391

30    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.2%	Common Stock	391,417,820	423,372,062
0.5%	Preferred Stock	1,857,290	2,007,610
0.0%	Corporate Bond	100,471	92,817
4.4%	Other Investment Companies	18,582,840	18,895,155
0.0%	Short-Term Investments	212,997	212,997
103.1%	Total Investments	412,171,418	444,580,641
(3.1%)	Other Assets and Liabilities, Net		(13,319,936)
100.0%	Net Assets		431,260,705

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets
Australia 6.4%
Banks 0.1%
Bank of Queensland Ltd.	52,198	443,867
Capital Goods 0.2%
Cardno Ltd. (a)	169,837	142,721
GWA Group Ltd.	139,924	244,477
Monadelphous Group Ltd. (a)	76,418	440,042
Seven Group Holdings Ltd.	42,614	188,380
		1,015,620
Commercial & Professional Supplies 0.6%
ALS Ltd.	169,116	596,783
Broadspectrum Ltd *	501,547	559,805
Cabcharge Australia Ltd.	54,761	133,364
Cleanaway Waste Management Ltd.	588,034	351,152
Mineral Resources Ltd.	54,907	307,387
SAI Global Ltd.	50,138	138,527
SEEK Ltd.	19,727	244,119
Spotless Group Holdings Ltd.	214,176	209,912
		2,541,049
Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	106,599	110,096
G.U.D. Holdings Ltd.	34,324	221,650
		331,746
Consumer Services 0.5%
Ardent Leisure Group	119,702	196,526
Aristocrat Leisure Ltd.	27,165	205,357
Security	Number of Shares	Value ($)
Crown Resorts Ltd.	65,884	587,957
Flight Centre Travel Group Ltd.	8,881	264,437
InvoCare Ltd.	13,642	126,649
Navitas Ltd.	51,463	199,347
The Star Entertainment Grp Ltd	133,544	570,229
		2,150,502
Diversified Financials 0.3%
ASX Ltd.	18,912	626,019
Challenger Ltd.	65,152	440,714
IOOF Holdings Ltd.	37,714	255,055
Perpetual Ltd.	5,814	187,963
		1,509,751
Energy 0.1%
AWE Ltd. *	244,016	127,323
Beach Energy Ltd.	494,651	274,707
Whitehaven Coal Ltd. *(a)	363,040	210,789
		612,819
Food, Beverage & Tobacco 0.4%
Bega Cheese Ltd.	39,166	182,479
GrainCorp Ltd., Class A	89,399	554,155
Treasury Wine Estates Ltd.	113,743	800,893
		1,537,527
Health Care Equipment & Services 0.7%
Ansell Ltd.	22,897	345,590
Australian Pharmaceutical Industries Ltd.	218,886	325,146
Cochlear Ltd.	5,996	490,450
Healthscope Ltd.	94,466	194,552
Primary Health Care Ltd.	191,538	502,891
Ramsay Health Care Ltd.	10,769	529,575
Sigma Pharmaceuticals Ltd.	981,986	817,089
		3,205,293
Insurance 0.1%
nib Holdings Ltd.	98,994	342,339
Materials 0.9%
Adelaide Brighton Ltd.	101,944	398,798
CSR Ltd.	256,877	663,243
DuluxGroup Ltd.	48,257	233,717
Iluka Resources Ltd.	127,442	618,527
Nufarm Ltd.	54,494	289,416
OceanaGold Corp.	76,472	273,659
Orora Ltd.	219,222	436,969
OZ Minerals Ltd.	198,965	883,329
Western Areas Ltd.	63,290	119,318
		3,916,976
Media 0.5%
APN News & Media Ltd. *	477,680	223,157
Event Hospitality and Entertainment Ltd	15,687	178,680
Fairfax Media Ltd.	971,305	583,811
Nine Entertainment Co. Holdings Ltd.	180,694	154,462
Seven West Media Ltd.	600,727	480,605
Southern Cross Media Group Ltd.	258,699	211,295
Ten Network Holdings Ltd. *	125,210	90,017
Village Roadshow Ltd.	32,125	127,851
		2,049,878

See financial notes    31

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.8%
Charter Hall Retail REIT	44,770	161,417
Dexus Property Group	120,150	766,097
Goodman Group	138,053	719,237
Investa Office Fund	67,331	212,599
The GPT Group	176,046	670,471
Vicinity Centres	301,686	758,314
		3,288,135
Retailing 0.6%
Automotive Holdings Group Ltd.	91,270	270,894
Burson Group Ltd.	49,872	188,099
Harvey Norman Holdings Ltd.	144,178	488,264
JB Hi-Fi Ltd.	33,386	555,418
Myer Holdings Ltd.	767,262	600,595
Premier Investments Ltd.	21,575	259,281
Super Retail Group Ltd.	31,693	202,723
		2,565,274
Software & Services 0.2%
carsales.com Ltd.	17,252	153,666
Computershare Ltd.	74,568	570,809
IRESS Ltd.	17,270	152,082
		876,557
Transportation 0.2%
Qube Holdings Ltd.	100,371	189,130
Sydney Airport	96,201	496,019
Virgin Australia International Holdings (b)(c)	176,214	—
		685,149
Utilities 0.1%
AusNet Services	428,460	498,442
		27,570,924
Austria 0.8%
Capital Goods 0.2%
ANDRITZ AG	10,003	561,490
Zumtobel Group AG	7,217	93,925
		655,415
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,681	180,896
Insurance 0.1%
UNIQA Insurance Group AG	16,609	120,073
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,228	275,892
		395,965
Materials 0.2%
Lenzing AG	2,516	194,954
RHI AG	11,474	246,962
Wienerberger AG	29,956	591,681
		1,033,597
Real Estate 0.1%
IMMOFINANZ AG *	131,272	309,666
Semiconductors & Semiconductor Equipment 0.0%
ams AG	3,420	90,619
Telecommunication Services 0.1%
Telekom Austria AG	39,607	248,542
Security	Number of Shares	Value ($)
Transportation 0.1%
Oesterreichische Post AG *	10,064	393,294
Utilities 0.0%
Verbund AG (a)	12,373	172,841
		3,480,835
Belgium 0.9%
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	1,316	171,548
Gimv N.V.	5,608	311,638
		483,186
Health Care Equipment & Services 0.0%
Fagron (a)	11,299	82,615
Household & Personal Products 0.0%
Ontex Group N.V.	5,231	160,457
Materials 0.3%
Bekaert N.V.	17,094	752,806
Nyrstar N.V. *	229,876	181,622
Tessenderlo Chemie N.V. *	7,429	255,682
		1,190,110
Real Estate 0.1%
Befimmo S.A.	2,382	159,315
Cofinimmo S.A. *	2,490	309,522
		468,837
Technology Hardware & Equipment 0.1%
Barco N.V.	3,874	270,547
EVS Broadcast Equipment S.A.	5,231	177,267
		447,814
Telecommunication Services 0.1%
Mobistar S.A. *	19,736	431,960
Transportation 0.1%
bpost S.A.	13,644	385,301
Utilities 0.1%
Elia System Operator S.A./N.V.	8,083	418,175
		4,068,455
Canada 9.2%
Automobiles & Components 0.1%
Linamar Corp.	7,332	317,484
Martinrea International, Inc.	28,671	216,855
		534,339
Banks 0.3%
Canadian Western Bank	13,639	300,891
Genworth MI Canada, Inc. (a)	12,905	334,067
Home Capital Group, Inc. (a)	9,470	283,715
Laurentian Bank of Canada	6,311	250,388
		1,169,061
Capital Goods 0.8%
Aecon Group, Inc.	31,672	422,310
Ag Growth International, Inc.	4,662	137,627
ATS Automation Tooling Systems, Inc. *	14,656	135,615
Bird Construction, Inc.	16,919	156,825
CAE, Inc.	42,919	507,626
MacDonald, Dettwiler & Associates Ltd.	4,399	308,179

32    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
New Flyer Industries, Inc.	8,750	257,820
Russel Metals, Inc.	34,317	611,016
Toromont Industries Ltd.	14,581	437,070
Wajax Corp.	17,247	249,626
WSP Global, Inc.	8,923	300,183
		3,523,897
Commercial & Professional Supplies 0.5%
Horizon North Logistics, Inc.	84,594	95,065
Morneau Shepell, Inc. (a)	14,112	197,953
Progressive Waste Solutions Ltd.	20,985	675,360
Ritchie Bros. Auctioneers, Inc.	9,355	268,415
Stantec, Inc.	13,348	342,131
Transcontinental, Inc., Class A (a)	31,920	501,683
		2,080,607
Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	20,336	452,523
Gildan Activewear, Inc.	18,999	590,094
		1,042,617
Consumer Services 0.1%
EnerCare, Inc.	13,140	166,515
Great Canadian Gaming Corp. *	10,327	149,633
		316,148
Diversified Financials 0.2%
AGF Management Ltd., Class B	85,846	355,782
Canaccord Genuity Group, Inc.	34,221	114,006
Dundee Corp., Class A *	31,926	158,523
		628,311
Energy 1.9%
AltaGas Ltd.	20,049	487,363
Bankers Petroleum Ltd. *	104,581	158,368
Bonterra Energy Corp.	7,422	160,070
Calfrac Well Services Ltd. (a)	128,822	191,996
Canadian Energy Services & Technology Corp.	34,342	104,830
Canyon Services Group, Inc.	33,795	131,441
Crew Energy, Inc. *	37,116	150,274
Enbridge Income Fund Holdings, Inc.	6,159	142,304
Enerflex Ltd.	35,849	344,004
Ensign Energy Services, Inc.	88,889	538,421
Gran Tierra Energy, Inc. *	99,651	293,862
Keyera Corp.	21,574	694,832
MEG Energy Corp. *	23,762	125,940
Mullen Group Ltd. (a)	35,592	414,441
Newalta Corp.	52,594	79,224
NuVista Energy Ltd. *	35,005	165,721
Parkland Fuel Corp.	30,962	590,516
Pason Systems, Inc.	14,596	212,187
Peyto Exploration & Development Corp.	16,402	418,711
Precision Drilling Corp.	132,400	686,956
Secure Energy Services, Inc.	20,031	144,162
ShawCor Ltd.	24,096	651,036
Tourmaline Oil Corp. *	6,377	147,087
Trican Well Service Ltd. *	484,148	675,268
Security	Number of Shares	Value ($)
Trinidad Drilling Ltd. (a)	145,996	282,753
Veresen, Inc.	40,596	293,785
		8,285,552
Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	20,991	146,554
The Jean Coutu Group (PJC), Inc., Class A	25,214	383,425
The North West Co., Inc.	18,115	402,668
		932,647
Food, Beverage & Tobacco 0.2%
Cott Corp.	30,600	405,577
Maple Leaf Foods, Inc.	25,163	521,029
		926,606
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	17,224	572,440
Materials 2.4%
Agnico-Eagle Mines Ltd.	20,296	959,397
Alamos Gold, Inc., Class A	33,730	243,291
Canfor Corp. *	18,495	202,241
Cascades, Inc.	46,519	329,233
CCL Industries, Inc., Class B	1,938	354,870
Centerra Gold, Inc.	55,277	305,748
Chemtrade Logistics Income Fund	14,881	215,737
Dominion Diamond Corp.	12,387	142,263
Eldorado Gold Corp.	135,508	571,322
Franco-Nevada Corp.	6,282	441,097
HudBay Minerals, Inc.	52,756	263,212
IAMGOLD Corp. *	313,968	1,068,497
Interfor Corp. *	13,495	117,343
Labrador Iron Ore Royalty Corp. (a)	14,216	166,554
Lundin Mining Corp. *	121,125	475,928
Major Drilling Group International, Inc.	42,205	263,718
Methanex Corp.	13,575	474,752
Nevsun Resources Ltd.	49,365	184,524
New Gold, Inc. *	76,492	359,690
Pan American Silver Corp.	47,230	740,427
Resolute Forest Products, Inc. *	72,583	421,707
SEMAFO, Inc. *	56,800	253,058
Sherritt International Corp. (a)	594,660	445,509
Silver Wheaton Corp.	28,762	602,656
West Fraser Timber Co., Ltd.	15,286	503,645
		10,106,419
Media 0.4%
Aimia, Inc.	52,299	356,802
Cineplex, Inc.	11,260	445,033
Cogeco Communications, Inc.	5,131	255,671
Cogeco, Inc.	3,645	149,089
Corus Entertainment, Inc., Class B	37,643	375,320
Entertainment One Ltd.	57,313	154,924
		1,736,839

See financial notes    33

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.6%
Artis Real Estate Investment Trust	12,073	128,938
Boardwalk Real Estate Investment Trust (a)	4,077	174,492
Canadian Apartment Properties REIT	5,999	142,624
Canadian Real Estate Investment Trust	5,151	181,827
Colliers International Group, Inc.	3,634	150,318
Cominar Real Estate Investment Trust	13,513	186,104
Dream Office Real Estate Investment Trust	11,417	190,541
First Capital Realty, Inc.	14,678	237,595
Granite Real Estate Investment Trust	7,204	214,621
H&R Real Estate Investment Trust	16,504	288,330
RioCan Real Estate Investment Trust	21,920	476,590
Smart Real Estate Investment Trust	8,925	239,574
		2,611,554
Retailing 0.3%
Dollarama, Inc.	9,000	648,872
Hudson's Bay Co.	23,900	317,727
Uni-Select, Inc.	5,710	292,213
		1,258,812
Software & Services 0.2%
Constellation Software, Inc.	588	229,792
DH Corp.	11,391	295,692
Open Text Corp.	7,375	412,922
		938,406
Telecommunication Services 0.0%
Manitoba Telecom Services, Inc.	6,476	169,500
Transportation 0.2%
Air Canada *	17,736	131,885
Exchange Income Corp.	7,130	163,773
TransForce, Inc.	28,570	539,203
Westshore Terminals Investment Corp.	12,856	187,917
		1,022,778
Utilities 0.4%
Capital Power Corp.	38,799	549,500
Just Energy Group, Inc.	46,014	293,020
Northland Power, Inc.	18,246	302,622
Superior Plus Corp.	64,943	565,217
		1,710,359
		39,566,892
Denmark 1.5%
Banks 0.1%
Jyske Bank A/S - Reg'd	6,622	271,003
Sydbank A/S	10,764	304,459
		575,462
Security	Number of Shares	Value ($)
Capital Goods 0.2%
NKT Holding A/S	8,052	459,080
PER Aarsleff A/S, Class B	3,812	105,350
Rockwool International A/S, B Shares	1,727	287,890
		852,320
Consumer Durables & Apparel 0.2%
Pandora A/S	5,367	697,777
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	3,667	165,679
Schouw & Co.	3,381	197,764
		363,443
Health Care Equipment & Services 0.3%
Coloplast A/S, Class B	8,744	655,061
GN Store Nord A/S	17,401	342,420
William Demant Holding A/S *	1,942	199,695
		1,197,176
Insurance 0.1%
Topdanmark A/S *	8,225	217,798
Tryg A/S	14,857	280,735
		498,533
Materials 0.2%
Chr. Hansen Holding A/S	4,723	294,106
Novozymes A/S, B Shares	13,395	642,454
		936,560
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	11,175	373,390
Retailing 0.0%
Matas A/S	7,086	135,185
Software & Services 0.1%
SimCorp A/S	3,374	151,780
Transportation 0.1%
D/S Norden A/S *(a)	17,928	314,002
Dfds A/S	6,480	258,714
		572,716
		6,354,342
Finland 1.7%
Capital Goods 0.7%
Cargotec Oyj, B Shares (a)	10,468	396,206
Cramo Oyj	10,093	202,250
Konecranes Oyj	13,791	316,685
Outotec Oyj *(a)	93,911	374,650
PKC Group Oyj (a)	6,938	124,727
Ramirent Oyj	27,104	189,582
Uponor Oyj	12,648	195,140
Valmet Oyj	29,828	374,556
Yit Oyj	92,159	629,180
		2,802,976
Commercial & Professional Supplies 0.1%
Caverion Corp.	33,499	245,858
Lassila & Tikanoja Oyj	9,548	166,071
		411,929

34    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	18,412	545,066
Fiskars Oyj Abp	7,380	143,320
		688,386
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares	30,699	151,856
Materials 0.4%
Huhtamaki Oyj	16,453	647,180
Kemira Oyj	31,087	377,179
Metsa Board Oyj	33,704	211,904
Outokumpu Oyj *	85,835	361,310
Tikkurila Oyj	10,757	188,821
		1,786,394
Media 0.1%
Sanoma Oyj	91,205	446,454
Real Estate 0.0%
Sponda Oyj	40,776	177,568
Retailing 0.1%
Stockmann Oyj Abp, B Shares *(a)	32,629	226,557
Software & Services 0.1%
Tieto Oyj	21,841	573,943
		7,266,063
France 4.4%
Automobiles & Components 0.1%
Plastic Omnium S.A.	10,465	346,777
Banks 0.1%
Natixis S.A.	100,347	553,708
Capital Goods 0.1%
Saft Groupe S.A.	7,017	217,997
Tarkett S.A.	4,440	144,845
		362,842
Commercial & Professional Supplies 0.4%
Derichebourg S.A.	63,149	201,340
Edenred	33,012	651,182
Elior Group (d)	8,928	191,917
Societe BIC S.A.	3,891	552,457
		1,596,896
Consumer Durables & Apparel 0.1%
SEB S.A.	5,763	645,655
Diversified Financials 0.1%
Eurazeo S.A.	8,711	613,405
Energy 0.1%
Bourbon S.A. (a)	12,472	183,940
Etablissements Maurel et Prom *	47,919	193,101
		377,041
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	4,069	338,332
Vilmorin & Cie S.A.	2,220	158,887
		497,219
Health Care Equipment & Services 0.1%
BioMerieux	2,394	308,997
Orpea	4,223	348,394
		657,391
Security	Number of Shares	Value ($)
Insurance 0.1%
Coface S.A. *	20,378	164,606
Euler Hermes Group	3,450	327,977
		492,583
Materials 0.3%
Eramet *(a)	5,028	200,432
Imerys S.A.	9,099	671,945
Vicat S.A.	5,337	371,557
		1,243,934
Media 0.7%
Havas S.A.	26,137	219,151
IPSOS	12,234	364,801
JC Decaux S.A.	10,688	473,561
Metropole Television S.A.	26,046	494,101
Societe Television Francaise	38,985	469,569
Solocal Group *(a)	77,151	460,920
Technicolor S.A. - Reg'd	71,774	492,317
		2,974,420
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,234	255,983
Real Estate 0.6%
Fonciere Des Regions	7,360	696,299
Gecina S.A.	3,385	489,165
ICADE	7,335	577,070
Mercialys S.A.	9,481	211,180
Nexity S.A.	10,948	586,824
		2,560,538
Retailing 0.1%
Groupe Fnac S.A. *	5,167	298,368
Software & Services 0.5%
Alten S.A.	5,954	367,626
Altran Technologies S.A.	22,455	333,274
Dassault Systemes S.A.	6,672	521,861
Sopra Steria Group	1,869	217,403
UBISOFT Entertainment *	25,751	747,424
		2,187,588
Technology Hardware & Equipment 0.2%
Ingenico Group S.A. (a)	2,599	306,364
Neopost S.A.	22,671	555,364
		861,728
Telecommunication Services 0.1%
Iliad S.A.	2,159	472,082
Transportation 0.5%
Aeroports de Paris	4,711	592,971
Bollore S.A.	105,024	415,915
Groupe Eurotunnel SE - Reg'd	45,157	576,552
Stef S.A.	2,732	206,154
XPO Logistics Europe S.A.	729	168,572
		1,960,164
		18,958,322
Germany 3.3%
Automobiles & Components 0.2%
ElringKlinger AG	7,440	182,643
Grammer AG	5,173	200,395

See financial notes    35

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hella KGaA Hueck & Co.	3,289	125,904
SAF-Holland S.A.	12,516	147,753
		656,695
Banks 0.0%
Aareal Bank AG	5,629	200,393
Capital Goods 0.8%
BayWa AG (a)	10,711	374,442
Deutz AG	44,571	227,846
DMG Mori AG	5,254	251,874
Duerr AG	2,782	223,225
Heidelberger Druckmaschinen AG *(a)	92,636	209,367
Indus Holding AG	4,979	254,080
KION Group AG *	8,383	457,775
Krones AG	2,059	235,166
KUKA AG (a)	1,490	147,169
Norma Group SE	3,869	199,766
Pfeiffer Vacuum Technology AG	2,071	223,067
SGL Carbon SE *(a)	14,298	167,584
Vossloh AG *	2,966	205,534
Wacker Neuson SE	7,756	131,384
		3,308,279
Consumer Durables & Apparel 0.1%
Gerry Weber International AG (a)	9,983	144,255
Puma SE	632	144,116
		288,371
Diversified Financials 0.1%
Aurelius SE & Co. KGaA	3,817	228,466
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG, Class B	4,341	141,805
Rhoen-Klinikum AG	16,380	509,614
		651,419
Insurance 0.1%
Talanx AG *	11,167	371,642
Materials 0.2%
Evonik Industries AG	19,001	602,868
Wacker Chemie AG	4,964	476,946
		1,079,814
Media 0.1%
Axel Springer SE	10,930	611,173
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	4,529	337,780
STADA Arzneimittel AG	13,859	589,259
		927,039
Real Estate 0.3%
Deutsche Euroshop AG	4,124	192,417
Deutsche Wohnen AG	7,537	231,098
LEG Immobilien AG *	2,220	205,936
Vonovia SE	15,131	510,038
		1,139,489
Retailing 0.1%
Fielmann AG	3,189	235,641
Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *(a)	36,868	183,638
SMA Solar Technology AG *(a)	10,365	551,585
		735,223
Security	Number of Shares	Value ($)
Software & Services 0.3%
Bechtle AG	3,807	398,154
Software AG	11,455	438,526
United Internet AG - Reg'd	7,124	348,208
Wirecard AG (a)	3,662	158,604
		1,343,492
Technology Hardware & Equipment 0.2%
Jenoptik AG	11,675	182,640
Wincor Nixdorf AG *	10,924	639,144
		821,784
Telecommunication Services 0.1%
Drillisch AG	4,373	180,851
Telefonica Deutschland Holding AG	89,644	456,105
		636,956
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	7,822	474,191
Hamburger Hafen und Logistik AG	8,932	140,254
Sixt SE	4,071	236,109
		850,554
		14,086,430
Greece 0.0%
Banks 0.0%
TT Hellenic Postbank S.A. *(b)(c)	24,275	—
Hong Kong 2.5%
Automobiles & Components 0.1%
Xinyi Glass Holdings Ltd.	464,000	316,066
Banks 0.1%
The Bank of East Asia Ltd.	147,200	534,039
Capital Goods 0.1%
Hopewell Holdings Ltd.	35,000	117,888
Johnson Electric Holdings Ltd.	70,500	208,347
		326,235
Consumer Durables & Apparel 0.2%
Global Brands Group Holding Ltd. *	1,948,000	230,314
Techtronic Industries Co., Ltd.	147,000	551,055
		781,369
Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	62,000	187,180
MGM China Holdings Ltd.	171,600	240,423
Wynn Macau Ltd.	394,400	560,780
		988,383
Diversified Financials 0.1%
First Pacific Co., Ltd.	860,000	544,601
Sun Hung Kai & Co., Ltd.	198,000	115,853
		660,454
Energy 0.0%
Brightoil Petroleum Holdings Ltd. (a)	359,000	114,116

36    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	55,300	381,320
Food, Beverage & Tobacco 0.1%
Vitasoy International Holdings Ltd.	74,000	138,340
WH Group Ltd. *(d)	448,500	362,265
		500,605
Media 0.1%
Television Broadcasts Ltd.	64,300	239,878
Real Estate 0.6%
China South City Holdings Ltd.	510,000	97,595
Great Eagle Holdings Ltd.	44,000	178,231
Hang Lung Group Ltd.	120,000	368,072
Hang Lung Properties Ltd.	199,000	396,244
Henderson Land Development Co., Ltd.	57,144	356,152
Hysan Development Co., Ltd.	44,000	194,413
Sino Land Co., Ltd.	352,000	552,620
Swire Properties Ltd.	96,400	250,308
		2,393,635
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	156,000	252,968
Giordano International Ltd.	442,000	199,682
Luk Fook Holdings International Ltd.	132,000	300,626
Sa Sa International Holdings Ltd. (a)	336,000	102,838
		856,114
Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	45,100	465,567
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	486,000	170,012
PCCW Ltd.	985,000	666,730
SmarTone Telecommunications Holdings Ltd.	80,500	133,075
		969,817
Transportation 0.3%
Cathay Pacific Airways Ltd.	324,000	516,568
Orient Overseas International Ltd.	117,500	446,570
Pacific Basin Shipping Ltd. *(a)	1,221,000	205,740
		1,168,878
		10,696,476
Ireland 0.7%
Capital Goods 0.1%
Kingspan Group plc	13,729	361,569
Consumer Services 0.1%
Paddy Power Betfair plc	4,521	607,601
Food & Staples Retailing 0.1%
Fyffes plc	94,896	170,598
Total Produce plc	162,151	287,790
		458,388
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
C&C Group plc	75,073	338,095
Glanbia plc	14,483	272,969
		611,064
Health Care Equipment & Services 0.1%
UDG Healthcare plc	42,964	384,779
Materials 0.1%
James Hardie Industries plc CDI	31,797	444,775
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	3,442	232,610
Transportation 0.0%
Irish Continental Group plc	24,708	145,703
		3,246,489
Israel 0.9%
Banks 0.1%
Israel Discount Bank Ltd., Class A *	246,375	411,186
Mizrahi Tefahot Bank Ltd.	18,022	209,618
		620,804
Capital Goods 0.1%
Elbit Systems Ltd.	3,269	327,887
Shikun & Binui Ltd.	78,220	150,026
		477,913
Energy 0.2%
Delek Group Ltd.	1,517	266,645
Oil Refineries Ltd. *	432,482	156,258
Paz Oil Co., Ltd.	2,294	357,504
		780,407
Food & Staples Retailing 0.0%
Shufersal Ltd.	49,576	168,125
Insurance 0.0%
Harel Insurance Investments & Finances Service Ltd.	38,558	151,620
Materials 0.1%
The Israel Corp., Ltd.	1,366	278,681
Real Estate 0.0%
Gazit-Globe Ltd.	13,806	129,002
Software & Services 0.1%
NICE-Systems Ltd.	4,987	320,035
Telecommunication Services 0.3%
B Communications Ltd.	9,644	263,827
Cellcom Israel Ltd. *	71,329	531,915
Partner Communications Co., Ltd. *	81,060	419,672
		1,215,414
		4,142,001
Italy 2.5%
Automobiles & Components 0.1%
Brembo S.p.A.	3,149	169,422
Piaggio & C. S.p.A. (a)	68,682	152,653
		322,075

See financial notes    37

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.4%
Banca Carige S.p.A. *(a)	428,792	351,771
Banca Popolare Di Milano Scarl	693,725	527,943
Banca Popolare Di Sondrio Scarl	124,784	466,736
Credito Valtellinese Scarl *	282,949	221,554
		1,568,004
Capital Goods 0.3%
Astaldi S.p.A.	19,740	96,904
C.I.R. S.p.A. - Compagnie Industriali Riunite *	268,351	334,672
Danieli & Co., Officine Meccaniche S.p.A.	3,136	68,835
Interpump Group S.p.A.	7,973	115,060
Salini Impregilo S.p.A.	72,502	317,988
Trevi Finanziaria Industriale S.p.A.	97,324	157,242
		1,090,701
Consumer Durables & Apparel 0.2%
Brunello Cucinelli S.p.A.	6,580	129,216
De'Longhi S.p.A.	7,617	175,845
Prada S.p.A. (a)	87,500	296,342
Safilo Group S.p.A. *	14,973	132,313
Tod's S.p.A. (a)	2,435	168,688
		902,404
Consumer Services 0.1%
Autogrill S.p.A. *	24,117	204,673
Diversified Financials 0.1%
Banca Generali S.p.A.	5,288	157,355
Banca Mediolanum S.p.A.	29,033	239,396
		396,751
Energy 0.1%
Saras S.p.A. *	144,753	252,838
Food & Staples Retailing 0.0%
MARR S.p.A.	7,586	154,535
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	31,120	301,043
Parmalat S.p.A.	100,360	279,939
		580,982
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	2,526	147,661
Insurance 0.1%
Societa Cattolica di Assicurazioni S.c.r.l.	33,177	230,963
Unipol Gruppo Finanziario S.p.A.	49,707	213,408
UnipolSai S.p.A.	60,926	142,570
		586,941
Materials 0.3%
Buzzi Unicem S.p.A.	25,594	486,146
Italcementi S.p.A.	71,002	842,277
		1,328,423
Media 0.0%
RCS MediaGroup S.p.A. *(a)	196,750	127,003
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	9,913	252,246
Real Estate 0.0%
Beni Stabili S.p.A	197,281	146,472
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	18,617	162,853
Transportation 0.2%
Alitalia S.p.A. *(b)(c)	14,782	—
Ansaldo STS S.p.A.	17,566	213,208
ASTM S.p.A.	19,957	262,617
Societa Iniziative Autostradali e Servizi S.p.A.	27,552	288,173
		763,998
Utilities 0.4%
ACEA S.p.A.	13,925	204,732
ERG S.p.A.	30,275	394,697
Hera S.p.A.	207,167	623,992
Iren S.p.A.	228,240	422,636
		1,646,057
		10,634,617
Japan 37.7%
Automobiles & Components 2.4%
Aisan Industry Co., Ltd.	16,200	119,957
Akebono Brake Industry Co., Ltd. *	61,300	158,192
Calsonic Kansei Corp.	86,000	587,390
Exedy Corp.	16,300	380,449
F.C.C. Co., Ltd.	19,000	317,603
Futaba Industrial Co., Ltd.	69,000	319,375
G-Tekt Corp.	15,200	159,474
HI-LEX Corp.	9,000	232,138
Kasai Kogyo Co., Ltd.	11,200	107,390
Keihin Corp.	26,500	385,041
Koito Manufacturing Co., Ltd.	16,700	723,515
KYB Corp.	132,000	441,137
Mitsuba Corp.	11,100	158,910
Musashi Seimitsu Industry Co., Ltd.	11,300	215,697
Nifco, Inc.	7,700	367,548
Nippon Seiki Co., Ltd.	16,000	308,717
Nissan Shatai Co., Ltd.	49,500	483,207
Nissin Kogyo Co., Ltd.	20,200	279,373
NOK Corp.	26,600	440,861
Pacific Industrial Co., Ltd.	17,600	169,946
Piolax, Inc.	2,800	147,100
Press Kogyo Co., Ltd.	66,600	228,554
Sanden Holdings Corp.	63,000	185,793
Showa Corp.	34,600	300,424
Sumitomo Riko Co., Ltd.	28,600	245,390
Tachi-S Co., Ltd.	23,400	320,792
Takata Corp. *(a)	43,300	158,675
Tokai Rika Co., Ltd.	21,500	398,087
Topre Corp.	8,000	157,501
Toyo Tire & Rubber Co., Ltd.	18,000	269,202
Toyota Boshoku Corp.	36,600	680,897
TS Tech Co., Ltd.	19,800	452,214
Unipres Corp.	25,300	445,209
Yorozu Corp.	9,600	192,095
		10,537,853
Banks 1.8%
Aozora Bank Ltd.	156,000	553,490
Ashikaga Holdings Co., Ltd.	44,200	130,051

38    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fukuoka Financial Group, Inc.	147,000	502,518
Hokuhoku Financial Group, Inc.	233,000	293,357
Kyushu Financial Group, Inc.	41,640	218,564
Senshu Ikeda Holdings, Inc.	31,300	117,903
Seven Bank Ltd.	56,700	240,930
Shinsei Bank Ltd.	225,000	315,355
Suruga Bank Ltd.	13,900	270,271
The 77 Bank Ltd.	39,000	136,826
The Awa Bank Ltd.	26,000	132,223
The Bank of Kyoto Ltd.	27,000	181,107
The Chiba Bank Ltd.	103,000	520,152
The Chugoku Bank Ltd.	23,700	244,997
The Daishi Bank Ltd.	38,000	131,721
The Gunma Bank Ltd.	57,000	225,681
The Hachijuni Bank Ltd.	50,000	218,592
The Hiroshima Bank Ltd.	45,000	162,915
The Hyakugo Bank Ltd.	31,000	114,278
The Hyakujushi Bank Ltd.	37,000	106,864
The Iyo Bank Ltd.	29,100	191,219
The Joyo Bank Ltd.	74,000	257,898
The Juroku Bank Ltd.	49,000	144,664
The Keiyo Bank Ltd.	35,000	127,941
The Kiyo Bank Ltd.	24,500	294,146
The Musashino Bank Ltd.	5,000	125,934
The Nanto Bank Ltd.	44,000	124,405
The Nishi-Nippon City Bank Ltd.	161,000	290,485
The Ogaki Kyoritsu Bank Ltd.	49,000	150,752
The San-in Godo Bank Ltd.	22,000	141,743
The Shiga Bank Ltd.	31,000	134,733
The Shizuoka Bank Ltd.	60,000	444,702
TOMONY Holdings, Inc.	31,500	89,622
Yamaguchi Financial Group, Inc.	32,000	297,434
		7,633,473
Capital Goods 6.9%
Aica Kogyo Co., Ltd.	12,300	274,481
Amada Holdings Co., Ltd.	56,300	565,617
Asahi Diamond Industrial Co., Ltd.	17,200	171,632
Bunka Shutter Co., Ltd.	16,400	138,230
Central Glass Co., Ltd.	85,000	473,852
Chiyoda Corp.	45,000	341,265
Chudenko Corp.	7,100	139,707
CKD Corp.	16,000	130,012
COMSYS Holdings Corp.	45,000	676,601
Daifuku Co., Ltd.	15,900	284,369
Daihen Corp.	31,000	154,433
DMG Mori Co., Ltd.	20,200	226,634
Fuji Electric Co., Ltd.	162,000	689,349
Fuji Machine Manufacturing Co., Ltd.	23,538	241,721
Fujikura Ltd.	125,000	605,908
Fujitec Co., Ltd.	15,800	156,232
Furukawa Co., Ltd.	76,000	109,941
Futaba Corp.	10,900	165,455
Glory Ltd.	13,500	442,142
GS Yuasa Corp.	111,000	455,009
Hazama Ando Corp.	35,300	172,195
Hitachi Koki Co., Ltd.	19,100	129,216
Hitachi Zosen Corp.	72,300	366,964
Hoshizaki Electric Co., Ltd.	6,000	503,539
Inaba Denki Sangyo Co., Ltd.	11,700	367,366
Security	Number of Shares	Value ($)
Inabata & Co., Ltd.	39,600	385,714
Iseki & Co., Ltd. (a)	97,000	206,426
Iwatani Corp.	100,000	587,425
Kanamoto Co., Ltd.	6,300	161,944
Kandenko Co., Ltd.	59,000	419,536
Kanematsu Corp.	320,000	481,902
Keihan Holdings Co., Ltd.	66,000	478,564
Kitz Corp.	45,200	183,217
Komori Corp.	14,400	169,319
Kumagai Gumi Co., Ltd.	49,000	132,562
Kurita Water Industries Ltd.	29,300	704,546
Kuroda Electric Co., Ltd.	18,000	277,577
Kyowa Exeo Corp.	49,600	560,716
Kyudenko Corp.	13,800	350,438
Mabuchi Motor Co., Ltd.	5,700	283,727
Maeda Corp.	35,000	267,384
Maeda Road Construction Co., Ltd.	23,000	419,021
Makino Milling Machine Co., Ltd.	21,000	126,167
Meidensha Corp.	49,000	204,623
Minebea Co., Ltd.	48,000	393,167
Mirait Holdings Corp.	41,000	359,377
MISUMI Group, Inc.	35,000	483,342
Miura Co., Ltd.	16,000	299,572
Nabtesco Corp.	23,500	530,141
Nachi-Fujikoshi Corp.	43,000	138,536
Namura Shipbuilding Co., Ltd.	27,000	200,175
NGK Insulators Ltd.	31,000	636,633
Nichias Corp.	42,000	272,056
Nichiha Corp.	11,800	179,870
Nippo Corp.	22,000	364,773
Nippon Densetsu Kogyo Co., Ltd.	11,100	215,796
Nippon Sheet Glass Co., Ltd. *	787,000	614,534
Nippon Steel & Sumikin Bussan Corp.	111,000	392,123
Nishimatsu Construction Co., Ltd.	82,000	358,083
Nishio Rent All Co., Ltd.	5,400	142,005
Nisshinbo Holdings, Inc.	47,000	511,759
Nitta Corp.	5,600	136,971
Nitto Kogyo Corp.	7,400	117,163
Noritz Corp.	16,500	275,880
NTN Corp.	132,000	409,027
Oiles Corp.	9,780	158,591
OKUMA Corp.	23,000	179,438
Okumura Corp.	48,000	251,425
OSG Corp.	11,800	219,287
Penta-Ocean Construction Co., Ltd.	71,600	322,437
Ryobi Ltd.	60,000	217,658
Sanki Engineering Co., Ltd.	22,100	173,829
Sankyo Tateyama, Inc.	18,700	258,831
Sanwa Holdings Corp.	43,900	340,616
Seibu Holdings, Inc.	18,400	388,182
Shinmaywa Industries Ltd.	29,000	198,740
SHO-BOND Holdings Co., Ltd.	3,300	142,788
Sintokogio Ltd.	16,900	142,893
Tadano Ltd.	18,500	176,536
Taihei Dengyo Kaisha Ltd.	14,000	115,040
Taikisha Ltd.	9,200	210,047
Takara Standard Co., Ltd.	33,000	291,139

See financial notes    39

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Takasago Thermal Engineering Co., Ltd.	18,400	229,152
Takuma Co., Ltd.	15,000	128,943
The Japan Steel Works Ltd.	128,000	495,891
The Nippon Road Co., Ltd.	32,000	148,334
THK Co., Ltd.	25,500	506,504
Toa Corp.	68,000	149,975
Toda Corp.	56,000	261,039
TOKAI Holdings Corp.	47,600	266,752
Toshiba Machine Co., Ltd.	46,000	137,035
Toshiba Plant Systems & Services Corp.	12,500	154,580
Totetsu Kogyo Co., Ltd.	6,000	174,790
Toyo Engineering Corp.	67,000	182,739
Trusco Nakayama Corp.	8,100	321,855
Tsubakimoto Chain Co.	33,000	215,214
Ushio, Inc.	28,700	390,346
Wakita & Co., Ltd.	14,000	97,142
Yamazen Corp.	28,400	221,980
Yuasa Trading Co., Ltd.	9,700	217,986
Yurtec Corp.	18,000	129,269
		29,630,664
Commercial & Professional Supplies 0.9%
Aeon Delight Co., Ltd.	6,200	171,184
Daiseki Co., Ltd.	7,300	135,357
Duskin Co., Ltd.	23,700	431,219
Itoki Corp.	17,700	111,220
Kokuyo Co., Ltd.	38,600	505,714
Meitec Corp.	4,700	163,033
Nissha Printing Co., Ltd.	8,200	130,574
Nomura Co., Ltd.	10,900	181,899
Okamura Corp.	23,000	212,671
Park24 Co., Ltd.	15,600	437,236
Relia, Inc.	18,300	188,880
Sato Holdings Corp.	7,200	148,455
Sohgo Security Services Co., Ltd.	10,900	605,276
Temp Holdings Co., Ltd.	24,800	372,288
Toppan Forms Co., Ltd.	21,700	238,673
		4,033,679
Consumer Durables & Apparel 1.9%
Alpine Electronics, Inc.	20,600	253,551
Asics Corp.	20,000	396,107
Casio Computer Co., Ltd.	29,900	568,905
Foster Electric Co., Ltd.	9,600	199,753
Fujitsu General Ltd.	14,000	242,045
Funai Electric Co., Ltd. *(a)	30,500	255,737
Gunze Ltd.	97,000	271,060
Haseko Corp.	41,900	378,884
Heiwa Corp.	9,600	201,655
JVC Kenwood Corp.	137,700	342,227
Kurabo Industries Ltd.	118,000	207,294
Misawa Homes Co., Ltd.	22,900	158,075
Mizuno Corp.	56,000	266,027
Onward Holdings Co., Ltd.	72,000	496,710
PanaHome Corp.	38,000	296,307
Pioneer Corp. *	196,900	527,635
Rinnai Corp.	5,800	511,868
Sangetsu Co., Ltd.	18,800	336,926
Sankyo Co., Ltd.	15,200	575,489
Sanyo Shokai Ltd.	65,000	155,667
Security	Number of Shares	Value ($)
Seiko Holdings Corp.	33,000	123,602
Seiren Co., Ltd.	14,200	146,005
Tamron Co., Ltd.	7,400	119,621
Token Corp.	2,950	231,041
Tomy Co., Ltd.	42,700	300,796
TSI Holdings Co., Ltd.	37,000	235,949
Wacoal Holdings Corp.	36,000	434,063
		8,232,999
Consumer Services 0.9%
Accordia Golf Co., Ltd.	28,900	274,339
Doutor Nichires Holdings Co., Ltd.	13,700	240,521
Dynam Japan Holdings Co., Ltd.	175,400	245,051
H.I.S. Co., Ltd.	11,200	276,624
McDonald's Holdings Co., Ltd.	23,233	580,420
MOS Food Services, Inc.	6,300	168,032
Ohsho Food Service Corp.	3,800	121,166
Plenus Co., Ltd.	11,100	203,597
Resorttrust, Inc.	6,700	138,525
Round One Corp.	48,400	284,064
Royal Holdings Co., Ltd.	10,000	190,816
Saint Marc Holdings Co., Ltd.	4,000	108,206
Saizeriya Co., Ltd.	10,900	193,212
Skylark Co., Ltd.	13,300	169,071
Tokyo Dome Corp.	38,000	161,880
Yoshinoya Holdings Co., Ltd.	28,800	365,990
Zensho Holdings Co., Ltd.	27,300	347,115
		4,068,629
Diversified Financials 0.7%
Acom Co., Ltd. *	37,700	196,667
AEON Financial Service Co., Ltd.	12,300	274,520
Century Tokyo Leasing Corp.	6,700	227,820
Credit Saison Co., Ltd.	35,800	658,300
Fuyo General Lease Co., Ltd.	3,200	134,377
Hitachi Capital Corp.	8,000	170,861
Jaccs Co., Ltd.	40,000	157,643
Japan Exchange Group, Inc.	14,000	208,505
Mitsubishi UFJ Lease & Finance Co., Ltd.	57,000	248,414
Okasan Securities Group, Inc.	23,000	121,369
Orient Corp. *	167,500	334,566
SBI Holdings, Inc.	27,100	280,586
Tokai Tokyo Financial Holdings, Inc.	23,300	120,760
		3,134,388
Energy 0.2%
Itochu Enex Co., Ltd.	50,900	416,717
Japan Petroleum Exploration Co., Ltd.	13,800	321,256
Nippon Gas Co., Ltd.	5,400	125,705
		863,678
Food & Staples Retailing 1.9%
Ain Holdings, Inc.	4,500	218,601
Arcs Co., Ltd.	25,800	605,693
Axial Retailing, Inc.	5,000	159,416
Belc Co., Ltd.	4,400	175,026
Cawachi Ltd.	17,400	407,537
Cocokara fine, Inc.	14,300	637,008
Cosmos Pharmaceutical Corp.	1,400	239,677

40    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Create SD Holdings Co., Ltd.	7,800	187,037
FamilyMart Co., Ltd.	8,000	422,197
Heiwado Co., Ltd.	14,200	291,122
Kato Sangyo Co., Ltd.	22,200	545,781
Matsumotokiyoshi Holdings Co., Ltd.	14,300	699,940
Ministop Co., Ltd.	8,000	129,137
Mitsubishi Shokuhin Co., Ltd.	14,400	371,654
San-A Co., Ltd.	4,900	225,538
Sugi Holdings Co., Ltd.	9,200	444,806
Sundrug Co., Ltd.	7,700	547,129
Tsuruha Holdings, Inc.	7,100	681,000
Valor Holdings Co., Ltd.	22,900	551,791
Welcia Holdings Co., Ltd.	4,000	211,290
Yaoko Co., Ltd.	5,000	221,123
Yokohama Reito Co., Ltd.	29,200	285,493
		8,257,996
Food, Beverage & Tobacco 2.7%
Calbee, Inc.	7,900	307,556
Coca-Cola East Japan Co., Ltd.	21,600	395,731
Dydo Drinco, Inc.	5,100	257,571
Ezaki Glico Co., Ltd.	10,200	521,049
Fuji Oil Holdings, Inc.	26,100	485,507
Hokuto Corp.	8,700	169,638
House Foods Group, Inc.	20,600	395,269
Ito En Ltd.	20,500	625,726
Itoham Yonekyu Holdings, Inc. *	78,000	593,064
J-Oil Mills, Inc.	64,000	206,286
Kagome Co., Ltd. (a)	22,400	478,256
Kikkoman Corp.	24,000	764,727
Marudai Food Co., Ltd.	41,000	171,450
Maruha Nichiro Corp.	10,900	243,262
Megmilk Snow Brand Co., Ltd.	26,500	614,080
Mitsui Sugar Co., Ltd.	32,000	144,332
Morinaga & Co., Ltd.	45,000	215,481
Morinaga Milk Industry Co., Ltd.	147,000	770,809
Nichirei Corp.	102,000	887,829
Nippon Flour Mills Co., Ltd.	60,000	463,208
Nippon Suisan Kaisha Ltd.	105,500	583,115
Prima Meat Packers Ltd.	76,000	209,290
Sapporo Holdings Ltd.	125,000	674,964
Takara Holdings, Inc.	46,300	394,008
The Nisshin Oillio Group Ltd.	100,000	425,004
Warabeya Nichiyo Co., Ltd.	10,300	192,616
Yakult Honsha Co., Ltd.	11,200	555,192
		11,745,020
Health Care Equipment & Services 0.9%
BML, Inc.	3,900	166,224
Hogy Medical Co., Ltd.	2,800	155,937
Miraca Holdings, Inc.	13,000	552,463
Nichii Gakkan Co. (a)	26,500	199,709
Nihon Kohden Corp.	14,600	363,488
Nikkiso Co., Ltd.	21,200	163,267
Nipro Corp.	32,700	318,545
Paramount Bed Holdings Co., Ltd.	6,600	245,512
Ship Healthcare Holdings, Inc.	12,000	296,141
Sysmex Corp.	10,000	625,393
Toho Holdings Co., Ltd.	27,900	645,467
		3,732,146
Security	Number of Shares	Value ($)
Household & Personal Products 0.5%
Earth Chemical Co., Ltd.	5,100	212,177
Fancl Corp.	15,600	208,218
Kobayashi Pharmaceutical Co., Ltd.	4,600	366,402
Kose Corp.	2,900	265,248
Lion Corp.	45,000	553,689
Mandom Corp.	5,300	239,879
Pigeon Corp.	8,500	223,258
Pola Orbis Holdings, Inc.	3,700	294,254
		2,363,125
Insurance 0.1%
Sony Financial Holdings, Inc.	25,199	311,533
Materials 4.1%
ADEKA Corp.	29,300	410,899
Aichi Steel Corp.	63,000	266,987
Asahi Holdings, Inc.	16,700	224,443
Chugoku Marine Paints Ltd.	23,000	162,937
Daido Steel Co., Ltd.	118,000	398,703
Daio Paper Corp. (a)	37,500	369,831
Dowa Holdings Co., Ltd.	82,000	513,770
FP Corp.	5,800	256,542
Fuji Seal International, Inc.	7,100	241,530
Fujimori Kogyo Co., Ltd.	6,900	159,955
Godo Steel Ltd.	76,000	138,195
Hitachi Metals Ltd.	45,090	457,851
Hokuetsu Kishu Paper Co., Ltd.	55,100	348,421
Ishihara Sangyo Kaisha Ltd. *	155,000	106,547
Kansai Paint Co., Ltd.	30,800	538,681
Konishi Co., Ltd.	14,800	185,753
Kureha Corp.	63,000	216,128
Kyoei Steel Ltd.	9,900	152,958
Lintec Corp.	19,400	371,896
Maruichi Steel Tube Ltd.	13,700	398,454
Mitsubishi Gas Chemical Co., Inc.	130,000	712,896
Mitsubishi Steel Manufacturing Co., Ltd.	84,000	139,899
Nihon Parkerizing Co., Ltd.	22,100	194,931
Nippon Denko Co., Ltd.	74,200	118,938
Nippon Kayaku Co., Ltd.	45,000	483,125
Nippon Light Metal Holdings Co., Ltd.	267,700	472,410
Nippon Paint Holdings Co., Ltd.	11,600	304,580
Nippon Shokubai Co., Ltd.	8,100	419,546
Nippon Soda Co., Ltd.	39,000	203,791
Nissan Chemical Industries Ltd.	21,500	574,221
Nisshin Steel Co., Ltd.	38,700	518,089
Nittetsu Mining Co., Ltd.	43,000	159,004
NOF Corp.	46,000	362,083
Pacific Metals Co., Ltd. *(a)	70,000	223,971
Rengo Co., Ltd.	130,000	707,900
Sakai Chemical Industry Co., Ltd.	55,000	151,350
Sakata INX Corp.	17,600	198,789
Sanyo Chemical Industries Ltd.	26,000	200,788
Sanyo Special Steel Co., Ltd.	50,000	227,556
Sumitomo Bakelite Co., Ltd.	86,000	354,961
Sumitomo Osaka Cement Co., Ltd.	126,000	543,226

See financial notes    41

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Nippon Synthetic Chemical Industry Co., Ltd.	20,000	120,687
Toagosei Co., Ltd.	56,400	508,642
Toho Zinc Co., Ltd.	70,000	189,540
Tokai Carbon Co., Ltd.	100,000	261,953
Tokuyama Corp. *(a)	299,000	473,516
Tokyo Ohka Kogyo Co., Ltd.	8,900	248,840
Tokyo Steel Manufacturing Co., Ltd.	29,200	179,858
Topy Industries Ltd.	107,000	204,994
Toyo Ink SC Holdings Co., Ltd.	91,000	362,535
Toyobo Co., Ltd.	392,000	666,147
UACJ Corp.	98,300	199,700
Yamato Kogyo Co., Ltd.	12,800	300,474
Yodogawa Steel Works Ltd.	11,000	248,346
Zeon Corp.	59,000	419,205
		17,576,972
Media 0.6%
Asatsu-DK, Inc.	20,000	496,622
Avex Group Holdings, Inc.	16,100	201,801
CyberAgent, Inc.	5,500	257,843
Daiichikosho Co., Ltd.	9,700	406,641
SKY Perfect JSAT Holdings, Inc.	54,400	289,589
Toei Co., Ltd.	16,000	123,999
Toho Co., Ltd.	17,900	453,676
Tokyo Broadcasting System Holdings, Inc.	12,000	165,050
TV Asahi Holdings Corp.	9,500	157,765
Zenrin Co., Ltd.	9,000	192,344
		2,745,330
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Hisamitsu Pharmaceutical Co., Inc.	11,600	548,798
Kaken Pharmaceutical Co., Ltd.	3,800	207,606
Kissei Pharmaceutical Co., Ltd.	6,700	154,112
KYORIN Holdings, Inc.	14,100	278,211
Mochida Pharmaceutical Co., Ltd.	4,400	327,220
Nichi-iko Pharmaceutical Co., Ltd.	5,900	140,287
Nippon Shinyaku Co., Ltd.	4,800	216,806
Rohto Pharmaceutical Co., Ltd.	22,000	374,472
Santen Pharmaceutical Co., Ltd.	39,000	558,932
Sawai Pharmaceutical Co., Ltd.	4,800	309,215
Sumitomo Dainippon Pharma Co., Ltd.	37,100	477,579
Taisho Pharmaceutical Holdings Co., Ltd.	9,700	796,718
Tsumura & Co.	16,700	429,738
		4,819,694
Real Estate 1.8%
Advance Residence Investment Corp.	118	317,819
Aeon Mall Co., Ltd.	21,730	298,856
Daikyo, Inc.	113,000	180,956
Frontier Real Estate Investment Corp.	40	200,637
Fukuoka REIT Corp.	84	153,092
Japan Excellent, Inc.	168	239,289
Japan Logistics Fund, Inc.	62	137,649
Security	Number of Shares	Value ($)
Japan Prime Realty Investment Corp.	75	330,591
Japan Real Estate Investment Corp.	112	697,425
Japan Retail Fund Investment Corp.	253	621,588
Kenedix Office Investment Corp.	43	251,768
Leopalace21 Corp.	79,300	475,842
Mori Trust Sogo REIT, Inc.	79	155,139
Nippon Accommodations Fund, Inc.	43	181,778
Nippon Building Fund, Inc.	136	861,560
Nippon Prologis REIT, Inc.	64	153,461
Nomura Real Estate Holdings, Inc.	32,200	588,464
NTT Urban Development Corp.	17,500	163,764
Orix JREIT, Inc.	182	303,139
Premier Investment Corp.	116	148,019
Relo Holdings, Inc.	1,600	204,583
Tokyo Tatemono Co., Ltd.	28,200	372,340
Top REIT, Inc.	31	117,225
United Urban Investment Corp.	227	391,803
		7,546,787
Retailing 2.4%
ABC-Mart, Inc.	3,400	220,633
Adastria Co., Ltd.	9,480	314,174
Alpen Co., Ltd.	11,700	199,663
AOKI Holdings, Inc.	14,300	165,930
Aoyama Trading Co., Ltd.	13,400	499,613
Arcland Sakamoto Co., Ltd.	15,400	159,900
ASKUL Corp.	6,000	235,914
Autobacs Seven Co., Ltd.	38,400	662,527
Bic Camera, Inc.	25,500	248,376
Canon Marketing Japan, Inc.	28,900	517,954
Chiyoda Co., Ltd.	9,800	253,006
DCM Holdings Co., Ltd.	74,300	561,712
Don Quijote Holdings Co., Ltd.	18,300	651,037
Doshisha Co., Ltd.	10,200	191,512
Geo Holdings Corp.	26,900	444,250
Gulliver International Co., Ltd. (a)	18,500	181,849
H2O Retailing Corp.	37,500	615,334
Hikari Tsushin, Inc.	4,500	337,060
Izumi Co., Ltd.	9,000	347,717
Joyful Honda Co., Ltd.	16,200	364,962
Kohnan Shoji Co., Ltd.	27,000	460,524
Komeri Co., Ltd.	16,800	421,288
Nojima Corp.	13,500	149,797
Rakuten, Inc.	37,760	410,503
Ryohin Keikaku Co., Ltd.	2,800	623,738
Sanrio Co., Ltd. (a)	8,600	169,081
United Arrows Ltd.	4,900	196,893
USS Co., Ltd.	25,100	397,040
Xebio Holdings Co., Ltd.	19,100	304,657
		10,306,644
Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	23,100	219,305
Disco Corp.	3,100	263,457
Sanken Electric Co., Ltd.	42,000	139,240
SCREEN Holdings Co., Ltd.	36,000	277,748

42    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shindengen Electric Manufacturing Co., Ltd.	31,000	111,860
Shinko Electric Industries Co., Ltd.	35,000	194,402
Tokyo Seimitsu Co., Ltd.	9,100	188,714
Ulvac, Inc.	8,000	245,294
		1,640,020
Software & Services 1.7%
Capcom Co., Ltd.	11,900	274,120
Dena Co., Ltd.	35,686	600,578
DTS Corp.	7,200	142,501
Fuji Soft, Inc.	10,000	226,805
Gree, Inc.	64,900	363,721
Ines Corp.	13,100	136,812
Internet Initiative Japan, Inc.	8,500	166,499
IT Holdings Corp.	29,800	704,224
Itochu Techno-Solutions Corp.	16,400	321,380
NEC Networks & System Integration Corp.	14,600	226,427
NET One Systems Co., Ltd.	63,900	331,797
Nexon Co., Ltd.	15,261	229,150
Nihon Unisys Ltd.	22,500	275,534
NS Solutions Corp.	8,200	142,555
NSD Co., Ltd.	10,820	169,678
Obic Co., Ltd.	5,300	278,573
Oracle Corp., Japan	5,600	301,631
Otsuka Corp.	12,200	581,795
SCSK Corp.	5,476	198,619
Square Enix Holdings Co., Ltd.	12,500	319,997
Transcosmos, Inc.	8,300	218,984
Trend Micro, Inc.	13,200	500,597
Yahoo Japan Corp.	116,100	519,365
		7,231,342
Technology Hardware & Equipment 2.5%
Alps Electric Co., Ltd.	25,500	440,734
Amano Corp.	17,600	287,923
Anritsu Corp.	42,000	249,809
Azbil Corp.	20,100	515,731
Canon Electronics, Inc.	9,700	140,104
Citizen Holdings Co., Ltd.	82,300	464,221
Daiwabo Holdings Co., Ltd.	180,000	354,036
Eizo Corp.	7,850	196,060
Hamamatsu Photonics K.K.	15,000	416,862
Hirose Electric Co., Ltd.	4,795	579,936
Hitachi High-Technologies Corp.	24,900	673,735
Hitachi Kokusai Electric, Inc.	11,500	120,543
Hitachi Maxell Ltd.	23,600	354,797
Horiba Ltd.	9,900	373,666
Hosiden Corp.	70,600	445,129
Japan Aviation Electronics Industry Ltd.	16,000	213,582
Japan Display, Inc. *(a)	198,900	380,733
Melco Holdings, Inc.	7,100	140,859
Mitsumi Electric Co., Ltd. *	77,100	373,761
Nichicon Corp.	22,400	150,900
Nippon Chemi-Con Corp.	82,000	109,155
Nippon Signal Co., Ltd.	17,800	148,175
Oki Electric Industry Co., Ltd.	202,000	282,744
Riso Kagaku Corp.	8,900	138,837
Ryosan Co., Ltd.	17,000	407,315
Security	Number of Shares	Value ($)
Ryoyo Electro Corp.	15,700	187,915
Shimadzu Corp.	34,000	508,896
Siix Corp.	5,000	147,711
Taiyo Yuden Co., Ltd.	32,800	327,312
Toshiba TEC Corp. *	85,000	321,039
Wacom Co., Ltd. (a)	38,200	158,800
Yaskawa Electric Corp.	36,400	426,291
Yokogawa Electric Corp.	49,900	536,136
		10,573,447
Transportation 1.2%
Fukuyama Transporting Co., Ltd.	57,000	291,995
Hitachi Transport System Ltd.	21,800	365,337
Japan Airport Terminal Co., Ltd.	3,800	135,612
Keikyu Corp.	59,000	534,076
Keisei Electric Railway Co., Ltd.	35,000	481,525
Kintetsu World Express, Inc.	18,200	238,130
Konoike Transport Co., Ltd.	15,400	179,480
Mitsubishi Logistics Corp.	24,000	328,106
Mitsui-Soko Holdings Co., Ltd.	58,000	155,285
Nankai Electric Railway Co., Ltd.	79,000	418,607
Nikkon Holdings Co., Ltd.	18,200	338,008
Nishi-Nippon Railroad Co., Ltd.	76,000	463,554
Sankyu, Inc.	115,000	534,480
Senko Co., Ltd.	37,000	236,698
Sotetsu Holdings, Inc.	57,000	366,059
The Sumitomo Warehouse Co., Ltd.	39,000	194,646
		5,261,598
Utilities 0.1%
The Okinawa Electric Power Co., Inc.	14,900	380,763
		162,627,780
Luxembourg 0.6%
Banks 0.0%
Espirito Santo Financial Group S.A. *(b)(c)	69,773	—
Commercial & Professional Supplies 0.1%
Regus plc	57,933	247,878
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	132,400	425,805
Household & Personal Products 0.1%
Oriflame Holding AG *	23,426	471,695
Materials 0.3%
APERAM S.A.	15,916	626,572
Ternium S.A. ADR	31,509	643,099
		1,269,671
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	363	134,682
Retailing 0.0%
L'Occitane International S.A.	56,500	108,890
		2,658,621
Netherlands 2.1%
Capital Goods 0.5%
Aalberts Industries N.V.	16,010	549,440
AerCap Holdings N.V. *	5,374	215,014
Arcadis N.V.	18,028	309,016

See financial notes    43

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Koninklijke BAM Groep N.V	120,372	579,407
Sensata Technologies Holding N.V. *	9,619	362,348
TKH Group N.V. (a)	7,589	300,039
		2,315,264
Commercial & Professional Supplies 0.2%
Brunel International N.V.	6,517	146,896
USG People N.V.	23,419	467,488
		614,384
Consumer Durables & Apparel 0.0%
TomTom N.V. *	17,191	156,624
Diversified Financials 0.2%
Euronext N.V. (d)	6,242	263,861
HAL Trust	2,658	575,642
		839,503
Energy 0.4%
Core Laboratories N.V.	2,873	384,005
Koninklijke Vopak N.V.	10,219	555,599
Nostrum Oil & Gas plc	22,327	97,937
SBM Offshore N.V.	45,438	608,616
		1,646,157
Food & Staples Retailing 0.1%
X5 Retail Group N.V. GDR - Reg'd *	28,214	558,790
Insurance 0.1%
NN Group N.V.	15,259	529,679
Materials 0.2%
Corbion N.V.	20,892	533,643
OCI N.V. *	13,581	268,362
		802,005
Real Estate 0.2%
Eurocommercial Properties N.V. CVA	5,159	240,939
NSI N.V.	30,278	143,904
Vastned Retail N.V.	3,956	174,244
Wereldhave N.V.	4,630	238,648
		797,735
Retailing 0.0%
Beter Bed Holding N.V.	5,945	144,315
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	8,641	352,965
Software & Services 0.1%
Yandex N.V., Class A *	14,366	294,072
		9,051,493
New Zealand 1.1%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	126,902	432,944
Energy 0.1%
Z Energy Ltd.	57,519	314,529
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	53,012	214,920
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	37,794	241,206
Materials 0.1%
Nuplex Industries Ltd.	83,284	305,997
Media 0.1%
SKY Network Television Ltd.	109,469	406,330
Real Estate 0.0%
Kiwi Property Group Ltd.	169,978	175,491
Telecommunication Services 0.1%
Chorus Ltd.	163,418	456,010
Transportation 0.2%
Air New Zealand Ltd.	149,636	256,753
Auckland International Airport Ltd.	64,919	278,484
Mainfreight Ltd. (a)	16,375	187,301
		722,538
Utilities 0.3%
Contact Energy Ltd.	77,889	276,358
Genesis Energy Ltd.	124,697	178,548
Infratil Ltd.	202,580	457,979
Mighty River Power Ltd.	155,327	327,755
TrustPower Ltd. (a)	39,355	212,875
		1,453,515
		4,723,480
Norway 1.3%
Banks 0.1%
SpareBank 1 SMN	31,268	192,262
SpareBank 1 SR Bank A.S.A.	38,738	188,723
		380,985
Capital Goods 0.1%
Vard Holdings Ltd. *(a)	764,600	103,020
Veidekke A.S.A.	22,430	307,743
		410,763
Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	16,229	188,523
Diversified Financials 0.0%
Aker A.S.A., A Shares	6,538	134,774
Energy 0.2%
Akastor A.S.A. *(a)	105,856	147,244
BW Offshore Ltd. (a)	359,731	78,394
Fred Olsen Energy A.S.A. *(a)	77,628	334,474
TGS Nopec Geophysical Co. A.S.A.	26,758	446,420
		1,006,532
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	32,458	273,071
Leroy Seafood Group A.S.A.	4,910	239,632
Salmar A.S.A.	6,738	167,418
		680,121
Insurance 0.3%
Gjensidige Forsikring A.S.A.	41,987	718,846
Storebrand A.S.A. *	111,835	473,648
		1,192,494

44    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
Borregaard A.S.A.	27,061	202,543
Media 0.1%
Schibsted A.S.A., Class A	12,003	349,823
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(a)	2,537,673	555,703
Software & Services 0.1%
Atea A.S.A. *	41,335	387,809
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *(a)	3,490	160,779
		5,650,849
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	108,552	135,982
Banco Espirito Santo S.A. - Reg'd *(b)(c)	320,558	—
		135,982
Capital Goods 0.0%
Mota-Engil, SGPS, S.A. (a)	64,327	133,184
Food & Staples Retailing 0.1%
Sonae SGPS S.A.	394,980	438,636
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	16,648	211,019
The Navigator Co., S.A.	50,000	178,421
		389,440
Media 0.1%
NOS SGPS S.A.	26,149	187,486
Transportation 0.1%
CTT-Correios de Portugal S.A.	30,000	277,418
Utilities 0.0%
Redes Energeticas Nacionais SGPS, S.A.	45,497	136,448
		1,698,594
Singapore 1.7%
Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd. *(a)	602,631	151,472
Sembcorp Marine Ltd. (a)	295,696	365,330
Singapore Technologies Engineering Ltd.	291,800	696,529
United Engineers Ltd.	109,200	189,454
		1,402,785
Consumer Services 0.1%
Genting Singapore plc	745,100	449,746
Diversified Financials 0.1%
Singapore Exchange Ltd.	51,800	289,124
Energy 0.0%
InterOil Corp. *	3,782	126,584
Sakari Resources Ltd. *(b)(c)	18,000	—
		126,584
Food & Staples Retailing 0.1%
Olam International Ltd.	212,504	260,297
Security	Number of Shares	Value ($)
Real Estate 0.7%
Ascendas Real Estate Investment Trust	213,200	389,108
CapitaLand Commercial Trust Ltd.	200,102	212,292
CapitaLand Mall Trust	247,300	379,643
City Developments Ltd.	96,600	597,506
Global Logistic Properties Ltd.	173,900	246,599
Mapletree Greater China Commercial Trust	198,700	151,905
Mapletree Industrial Trust	105,300	125,555
Mapletree Logistics Trust	158,800	127,307
Suntec Real Estate Investment Trust	182,300	227,771
UOL Group Ltd.	72,500	330,145
Wing Tai Holdings Ltd.	117,300	163,276
Yanlord Land Group Ltd.	158,600	142,511
		3,093,618
Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	18,065	193,657
Telecommunication Services 0.1%
M1 Ltd.	77,900	142,865
StarHub Ltd.	111,400	273,653
		416,518
Transportation 0.3%
Neptune Orient Lines Ltd. *	283,900	270,902
SATS Ltd.	131,049	399,074
SIA Engineering Co., Ltd.	53,200	149,847
Singapore Post Ltd.	189,300	220,490
SMRT Corp., Ltd.	158,200	179,639
		1,219,952
		7,452,281
Spain 2.1%
Banks 0.3%
Bankia S.A.	494,391	461,179
Bankinter S.A.	85,000	648,788
Caja de Ahorros del Mediterraneo *(b)(c)	5,382	—
Liberbank S.A. *	91,920	110,734
		1,220,701
Capital Goods 0.6%
Abengoa S.A., B Shares *(a)	956,187	262,772
Abengoa S.A., Class A *	40,812	27,759
Construcciones y Auxiliar de Ferrocarriles S.A.	689	223,831
Duro Felguera S.A.	72,574	130,918
Fomento de Construcciones y Contratas S.A. *	83,925	730,567
Gamesa Corp. Tecnologica S.A.	23,835	470,692
Obrascon Huarte Lain S.A.	51,010	362,525
Sacyr S.A.	107,208	228,980
Zardoya Otis S.A.	29,926	317,993
		2,756,037
Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg'd	64,516	373,728

See financial notes    45

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Melia Hotels International S.A.	13,028	164,388
NH Hotel Group S.A. *	27,021	130,422
		294,810
Diversified Financials 0.1%
Bolsas y Mercados Espanoles, SHMSF, S.A. (a)	8,838	299,660
Energy 0.1%
Tecnicas Reunidas S.A. (a)	7,124	240,141
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	17,261	391,654
Pescanova S.A. *(b)(c)	1,125	—
Viscofan S.A.	6,777	380,719
		772,373
Insurance 0.1%
Grupo Catalana Occidente S.A.	7,388	234,376
Materials 0.2%
Acerinox S.A. (a)	53,643	635,626
Ence Energia y Celulosa S.A.	42,320	122,456
Vidrala S.A.	3,090	182,748
		940,830
Media 0.1%
Mediaset Espana Comunicacion S.A.	28,885	376,107
Promotora de Informaciones S.A., Class A *	45,523	322,845
		698,952
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	6,309	103,859
Grifols S.A.	15,950	347,761
		451,620
Software & Services 0.1%
Indra Sistemas S.A. *(a)	46,762	549,149
Utilities 0.0%
EDP Renovaveis S.A.	19,105	148,931
		8,981,308
Sweden 2.2%
Capital Goods 0.4%
AddTech AB, B Shares	9,702	122,023
B&B Tools AB, B Shares	11,646	234,356
Indutrade AB	3,776	211,870
Nibe Industrier AB, B Shares	6,555	227,926
Peab AB	58,071	485,291
Saab AB, Class B	11,149	381,878
		1,663,344
Commercial & Professional Supplies 0.1%
AF AB, B Shares	8,275	141,935
Intrum Justitia AB	8,185	294,221
Loomis AB, Class B	9,628	267,439
		703,595
Consumer Durables & Apparel 0.1%
JM AB (a)	16,649	481,616
Consumer Services 0.0%
Betsson AB *	14,700	198,975
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	5,553	301,865
Ratos AB, B Shares	78,875	461,830
		763,695
Energy 0.1%
Lundin Petroleum AB *	19,537	366,548
Food & Staples Retailing 0.1%
Axfood AB	16,752	310,604
ICA Gruppen AB (a)	5,198	170,905
		481,509
Food, Beverage & Tobacco 0.1%
AAK AB	2,924	221,144
Health Care Equipment & Services 0.1%
Elekta AB, B Shares (a)	59,130	432,433
Materials 0.2%
BillerudKorsnas AB	19,588	304,619
Hexpol AB	16,158	167,226
Holmen AB, B Shares	8,430	290,687
		762,532
Media 0.1%
Modern Times Group MTG AB, B Shares	13,857	416,035
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Meda AB, A Shares	39,482	729,628
Real Estate 0.2%
Castellum AB	20,700	331,584
Fabege AB	11,807	197,169
Kungsleden AB	24,687	169,935
Wihlborgs Fastigheter AB	6,328	128,573
		827,261
Retailing 0.1%
Bilia AB, A Shares	12,576	301,198
Clas Ohlson AB, B Shares	9,395	189,693
		490,891
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	16,873	673,988
Transportation 0.1%
SAS AB *(a)	94,839	271,753
		9,484,947
Switzerland 3.0%
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	334	230,615
Valiant Holding AG - Reg'd	2,029	225,147
		455,762
Capital Goods 0.8%
AFG Arbonia-Forster Holding AG - Reg'd *	12,997	180,871
Belimo Holding AG - Reg'd	66	188,513
Bucher Industries AG - Reg'd	1,263	303,380
Burckhardt Compression Holding AG	377	134,378
Conzzeta AG - Reg’d	199	128,615
Daetwyler Holding AG	1,115	165,873
Georg Fischer AG - Reg'd	864	702,452

46    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Implenia AG - Reg'd	3,966	264,788
OC Oerlikon Corp. AG - Reg'd *	36,509	353,191
Schweiter Technologies AG	153	144,718
Sulzer AG - Reg'd	5,790	528,542
Zehnder Group AG *	3,713	157,089
		3,252,410
Commercial & Professional Supplies 0.2%
DKSH Holding Ltd.	6,447	421,939
dorma+kaba Holding AG - Reg'd, Series B	390	253,258
Gategroup Holding AG *	6,519	359,513
		1,034,710
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	184	224,196
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd, Series B *	1,470	574,743
Diversified Financials 0.3%
Cembra Money Bank AG *	2,434	167,003
GAM Holding AG *	14,757	192,800
Julius Baer Group Ltd. *	13,356	572,382
Partners Group Holding AG	949	391,404
		1,323,589
Food, Beverage & Tobacco 0.2%
Barry Callebaut AG - Reg'd *	294	345,870
Emmi AG - Reg'd *	553	331,514
		677,384
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	4,466	597,898
Straumann Holding AG - Reg'd	537	186,438
		784,336
Insurance 0.1%
Helvetia Holding AG - Reg'd	957	515,430
Materials 0.2%
EMS-Chemie Holding AG - Reg'd	828	409,750
Schmolz & Bickenbach AG - Reg'd *	380,718	277,809
		687,559
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galenica AG - Reg'd	354	518,253
Real Estate 0.1%
Allreal Holding AG - Reg'd *	1,395	194,424
Swiss Prime Site AG - Reg'd *	3,369	295,348
		489,772
Retailing 0.2%
Dufry AG - Reg'd *	2,719	358,413
Valora Holding AG - Reg'd	1,562	381,509
		739,922
Semiconductors & Semiconductor Equipment 0.0%
Meyer Burger Technology AG *(a)	21,201	97,381
Software & Services 0.0%
Temenos Group AG - Reg'd *	3,724	193,254
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR *	9,468	161,551
Logitech International S.A. - Reg'd	26,044	400,154
		561,705
Transportation 0.2%
Flughafen Zuerich AG - Reg'd	411	377,572
Panalpina Welttransport Holding AG - Reg'd	3,408	398,683
		776,255
		12,906,661
United Kingdom 11.1%
Banks 0.0%
The Paragon Group of Cos. plc	22,533	97,980
Capital Goods 1.6%
Ashtead Group plc	43,584	579,641
Bodycote plc	33,866	295,639
Brammer plc	44,221	112,751
Chemring Group plc	113,136	236,392
Diploma plc	13,184	141,074
Fenner plc	106,405	223,915
Galliford Try plc	13,238	247,469
Grafton Group plc	46,910	474,334
Howden Joinery Group plc	38,863	281,119
Interserve plc	50,006	312,477
Keller Group plc	24,882	321,209
Kier Group plc	12,272	213,668
Lavendon Group plc	58,249	118,304
Melrose Industries plc	46,332	253,154
Morgan Advanced Materials plc	83,291	287,092
QinetiQ Group plc	119,287	390,675
Rotork plc	119,226	326,170
Senior plc	74,437	237,439
SIG plc	268,728	532,846
Speedy Hire plc	263,844	141,677
Spirax-Sarco Engineering plc	9,200	459,661
Ultra Electronics Holdings plc	11,704	302,236
Vesuvius plc	65,245	306,304
		6,795,246
Commercial & Professional Supplies 0.9%
Berendsen plc	39,316	679,289
Cape plc	45,000	151,065
De La Rue plc	33,466	237,233
Hays plc	293,224	550,139
HomeServe plc	46,549	281,719
Mears Group plc	23,518	136,938
Michael Page International plc	59,214	352,462
Mitie Group plc	109,279	433,980
PayPoint plc	9,316	114,750
Rentokil Initial Plc	213,000	548,894
RPS Group plc	69,953	178,360
Shanks Group plc	155,287	182,085
WS Atkins plc	14,666	286,181
		4,133,095
Consumer Durables & Apparel 0.4%
Bellway plc	11,004	394,023
Berkeley Group Holdings plc	13,644	597,887
Bovis Homes Group plc	11,076	141,358

See financial notes    47

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Coats Group plc *(a)	868,196	375,100
Crest Nicholson Holdings plc	18,976	144,805
Telford Homes plc	25,780	125,248
		1,778,421
Consumer Services 0.7%
Dignity plc	3,945	140,941
Domino's Pizza Group plc	9,598	129,042
Enterprise Inns plc *	281,631	356,981
Greene King plc	52,639	629,984
J.D. Wetherspoon plc	20,253	196,272
Ladbrokes plc	353,877	607,146
Marston's plc	159,457	334,991
Merlin Entertainments plc (d)	43,469	274,581
Mitchells & Butlers plc	58,910	231,287
The Restaurant Group plc	26,766	107,705
		3,008,930
Diversified Financials 1.4%
Aberdeen Asset Management plc	123,212	539,032
Ashmore Group plc (a)	72,472	325,693
Brewin Dolphin Holdings plc	30,735	123,191
Close Brothers Group plc	17,336	307,449
Hargreaves Lansdown plc	8,451	159,111
Henderson Group plc	115,961	434,116
IG Group Holdings plc	49,877	564,314
Intermediate Capital Group plc	57,968	521,119
International Personal Finance plc	74,529	291,476
Investec plc	78,175	598,665
Jupiter Fund Management plc	38,378	236,595
London Stock Exchange Group plc	12,013	477,179
Markit Ltd. *	11,659	406,782
Provident Financial plc	12,775	544,868
Schroders plc	7,329	269,797
Schroders plc, Non Voting Shares	2,500	71,450
Tullett Prebon plc	50,207	248,908
		6,119,745
Energy 0.3%
EnQuest plc *(a)	896,513	527,259
Genel Energy plc *	51,844	100,218
Hunting plc	43,337	232,932
Premier Oil plc *	414,938	448,979
		1,309,388
Food & Staples Retailing 0.1%
Greggs plc	19,203	290,460
Food, Beverage & Tobacco 0.4%
Britvic plc	27,330	281,563
Cranswick plc	12,235	400,806
Dairy Crest Group plc	46,389	383,033
Devro plc	31,856	129,981
Greencore Group plc	42,828	226,011
Premier Foods plc *	473,524	270,434
		1,691,828
Household & Personal Products 0.1%
PZ Cussons plc	63,242	298,049
Security	Number of Shares	Value ($)
Insurance 0.5%
Beazley plc	81,110	386,595
Hiscox Ltd.	47,239	622,645
Jardine Lloyd Thompson Group plc	17,625	223,277
Lancashire Holdings Ltd.	69,362	557,519
Saga plc	46,434	142,207
St. James's Place plc	25,214	320,059
		2,252,302
Materials 1.1%
Acacia Mining plc	50,756	260,538
Centamin plc	137,444	243,055
Croda International plc	14,566	641,669
Elementis plc	75,366	237,831
Essentra plc	21,582	256,670
Evraz plc *	466,046	967,669
Ferrexpo plc	260,447	142,707
Marshalls plc	25,948	121,780
Petropavlovsk plc *	2,401,307	291,220
Randgold Resources Ltd.	7,322	731,382
RPC Group plc	30,265	322,968
Synthomer plc	37,681	191,948
Victrex plc	9,579	196,403
		4,605,840
Media 0.2%
Daily Mail & General Trust plc	42,617	435,431
UBM plc	54,199	451,569
		887,000
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	6,528	143,298
Indivior plc	79,859	188,059
		331,357
Real Estate 0.6%
Derwent London plc	3,899	187,394
Hammerson plc	69,081	591,190
Intu Properties plc	112,486	500,919
Mapeley Ltd. *(b)(c)	2,199	—
Savills plc	19,349	209,867
Segro plc	91,137	556,835
Shaftesbury plc	11,434	152,089
The British Land Co., plc	52,165	548,853
		2,747,147
Retailing 0.8%
Debenhams plc	527,268	605,541
Dixons Carphone plc	66,179	411,961
Dunelm Group plc	11,222	144,868
Halfords Group plc	65,021	401,239
John Menzies plc	38,659	281,445
Lookers plc	83,801	170,789
N Brown Group plc	42,818	167,983
Pendragon plc	674,067	334,871
Poundland Group plc	53,754	135,274
Sports Direct International plc *	30,573	172,472
Vertu Motors plc	132,771	112,519
WH Smith plc	16,338	400,248
		3,339,210

48    See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	30,631	420,437
Dialog Semiconductor plc *	2,908	101,421
		521,858
Software & Services 0.4%
AVEVA Group plc	7,862	185,147
Computacenter plc	30,128	367,517
Fidessa Group plc	6,261	218,275
Micro Focus International plc	13,150	294,132
Moneysupermarket.com Group plc	39,634	182,064
Playtech plc	16,125	189,894
Xchanging plc *	92,070	254,258
		1,691,287
Technology Hardware & Equipment 0.6%
e2v Technologies plc	33,046	102,847
Electrocomponents plc	151,844	573,291
Halma plc	34,130	445,426
Laird plc	43,080	219,311
Premier Farnell plc	141,597	250,860
Spectris plc	20,628	550,343
Spirent Communications plc	200,812	230,332
TT Electronics plc	78,800	178,465
		2,550,875
Telecommunication Services 0.3%
Cable & Wireless Communications plc	503,106	542,428
KCOM Group plc	127,296	192,508
TalkTalk Telecom Group plc (a)	118,818	464,236
		1,199,172
Transportation 0.5%
BBA Aviation plc	141,221	413,519
Go-Ahead Group plc	8,187	306,616
National Express Group plc	129,362	614,340
Northgate plc	61,173	360,482
Stagecoach Group plc	64,710	243,658
Stolt-Nielsen Ltd.	9,981	131,993
		2,070,608
Utilities 0.0%
Telecom Plus plc	9,067	123,341
		47,843,139
United States 0.1%
Real Estate 0.1%
Iron Mountain, Inc. *	6,007	221,063
Total Common Stock
(Cost $391,417,820)		423,372,062

Preferred Stock 0.5% of net assets
Germany 0.3%
Capital Goods 0.1%
Jungheinrich AG	2,996	282,660
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	3,832	254,631
Security	Number of Shares	Value ($)
Materials 0.1%
Fuchs Petrolub SE	13,693	586,345
Transportation 0.0%
Sixt SE	5,380	235,651
		1,359,287
Italy 0.0%
Capital Goods 0.0%
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	10,307	167,696
Spain 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A., Class B	14,093	222,269
Sweden 0.1%
Transportation 0.1%
SAS AB	3,745	258,358
Total Preferred Stock
(Cost $1,857,290)		2,007,610
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Corporate Bond 0.0% of net assets
Israel 0.0%
Finance 0.0%
IDB Development Corp., Ltd.
4.95%, 12/18/25	441,564	92,817
Total Corporate Bond
(Cost $100,471)		92,817
Security	Number of Shares	Value ($)
Other Investment Companies 4.4% of net assets
United States 4.4%
Equity Fund 0.7%
iShares MSCI EAFE Small Cap ETF	62,500	3,149,375
Securities Lending Collateral 3.7%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (e)	15,745,780	15,745,780
Total Other Investment Companies
(Cost $18,582,840)		18,895,155

See financial notes    49

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets
Time Deposits 0.0%
Bank of Montreal
Canadian Dollar
0.05%, 05/02/16 (f)	32,123	25,602
Brown Brothers Harriman
Australian Dollar
0.96%, 05/02/16 (f)	10,407	7,913
Danish Krone
(0.65%), 05/02/16 (f)	25,648	3,946
Great British Pound
0.08%, 05/03/16 (f)	9,233	13,491
Hong Kong Dollar
0.01%, 05/03/16 (f)	245,598	31,662
New Zealand Dollar
1.45%, 05/02/16 (f)	7,896	5,514
Norwegian Krone
0.06%, 05/02/16 (f)	13,125	1,630
Singapore Dollar
0.05%, 05/03/16 (f)	7,415	5,513
DNB
Euro
(0.53%), 05/02/16 (f)	49,991	57,242
Swedish Krone
(1.02%), 05/02/16 (f)	269,804	33,598
Wells Fargo
Swiss Franc
(1.63%), 05/02/16 (f)	25,792	26,886
Total Short-Term Investments
(Cost $212,997)		212,997

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $416,389,408 and the unrealized appreciation and depreciation were $61,041,010 and ($32,849,777), respectively, with a net unrealized appreciation of $28,191,233.
At 04/30/16, the values of certain foreign securities held by the fund aggregating $365,489,007 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial 2(a) for additional information)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,917,493.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,092,624 or 0.3% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

50    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
86.8%	Common Stock	285,158,289	273,556,088
11.9%	Preferred Stock	48,005,510	37,555,735
0.1%	Other Investment Company	309,500	309,500
1.3%	Short-Term Investments	4,167,389	4,167,389
100.1%	Total Investments	337,640,688	315,588,712
(0.1%)	Other Assets and Liabilities, Net		(337,396)
100.0%	Net Assets		315,251,316

Security	Number of Shares	Value ($)
Common Stock 86.8% of net assets
Brazil 8.0%
Banks 1.3%
Banco Bradesco S.A.	114,639	936,311
Banco do Brasil S.A.	421,515	2,709,805
Itau Unibanco Holding S.A.	56,229	467,097
		4,113,213
Capital Goods 0.1%
Embraer S.A.	74,251	444,092
Diversified Financials 0.2%
BM&F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	125,033	624,574
Energy 2.4%
Cosan Ltd., Class A	72,505	390,077
Petroleo Brasileiro S.A. *	1,546,558	5,967,238
Ultrapar Participacoes S.A.	56,714	1,194,222
		7,551,537
Food, Beverage & Tobacco 1.0%
Ambev S.A.	387,750	2,186,079
BRF S.A.	39,218	561,031
JBS S.A.	163,200	428,968
		3,176,078
Insurance 0.1%
Sul America S.A.	63,471	309,120
Security	Number of Shares	Value ($)
Materials 1.9%
Companhia Siderurgica Nacional S.A. *	351,616	1,343,384
Vale S.A.	830,776	4,756,264
		6,099,648
Software & Services 0.1%
Cielo S.A.	44,746	435,844
Telecommunication Services 0.2%
Oi S.A. *	398,573	99,665
Tim Participacoes S.A.	188,447	418,619
		518,284
Transportation 0.2%
CCR S.A.	94,900	446,458
Utilities 0.5%
Centrais Eletricas Brasileiras S.A. *	160,416	363,347
Companhia de Saneamento Basico do Estado de Sao Paulo	89,910	690,158
CPFL Energia S.A. *	76,932	444,021
		1,497,526
		25,216,374
Chile 0.7%
Energy 0.2%
Empresas Copec S.A.	55,545	554,841
Food & Staples Retailing 0.2%
Cencosud S.A.	198,455	533,389
Transportation 0.1%
Latam Airlines Group S.A. *	51,730	369,698
Utilities 0.2%
Empresa Nacional de Electricidad S.A.	290,733	267,588
Enersis Americas S.A.	2,737,304	465,115
		732,703
		2,190,631
China 14.2%
Automobiles & Components 0.2%
Byd Co., Ltd., Class H *(c)	58,000	339,190
Dongfeng Motor Group Co., Ltd., Class H	328,000	358,434
		697,624
Banks 5.6%
Agricultural Bank of China Ltd., Class H	2,701,600	975,042
Bank of China Ltd., Class H	7,988,234	3,234,391
Bank of Communications Co., Ltd., Class H	695,000	438,036
BOC Hong Kong (Holdings) Ltd.	216,000	645,170
China CITIC Bank Corp., Ltd., Class H *	613,000	384,444
China Construction Bank Corp., Class H	9,498,960	6,033,046
China Merchants Bank Co., Ltd., Class H	290,850	637,143

See financial notes    51

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
China Minsheng Banking Corp., Ltd., Class H	460,000	432,075
Industrial & Commercial Bank of China Ltd., Class H	9,109,172	4,877,059
		17,656,406
Capital Goods 0.3%
China Communications Construction Co., Ltd., Class H	326,322	391,696
CRRC Corp., Ltd., Class H	605,000	587,159
		978,855
Consumer Durables & Apparel 0.2%
Belle International Holdings Ltd.	613,000	373,842
Yue Yuen Industrial Holdings Ltd.	101,500	369,706
		743,548
Energy 3.4%
China Petroleum & Chemical Corp., Class H	6,123,400	4,315,065
China Shenhua Energy Co., Ltd., Class H	534,500	900,012
CNOOC Ltd.	2,513,075	3,104,452
PetroChina Co., Ltd., Class H	3,170,000	2,319,267
		10,638,796
Food, Beverage & Tobacco 0.1%
China Resources Beer Holdings Co., Ltd.	167,000	366,967
Insurance 0.5%
China Life Insurance Co., Ltd., Class H	220,000	506,783
China Pacific Insurance Group Co., Ltd., Class H	90,200	316,281
Ping An Insurance (Group) Co. of China Ltd., Class H	130,000	610,100
		1,433,164
Materials 0.2%
China National Building Material Co., Ltd., Class H	822,000	423,798
Jiangxi Copper Co., Ltd., Class H	259,000	316,216
		740,014
Real Estate 0.2%
China Overseas Land & Investment Ltd.	178,000	565,019
Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	1,936,000	248,297
Software & Services 0.4%
Alibaba Group Holding Ltd. ADR *	4,257	327,533
Baidu, Inc. ADR *	2,159	419,494
Tencent Holdings Ltd.	29,100	592,136
		1,339,163
Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	202,500	389,463
Lenovo Group Ltd.	554,000	438,264
		827,727
Security	Number of Shares	Value ($)
Telecommunication Services 2.5%
China Mobile Ltd.	526,555	6,045,254
China Telecom Corp., Ltd., Class H	1,943,000	961,913
China Unicom (Hong Kong) Ltd.	831,056	972,575
		7,979,742
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	164,000	276,216
Huaneng Power International, Inc., Class H	324,000	231,096
		507,312
		44,722,634
Colombia 0.4%
Banks 0.1%
Bancolombia S.A.	24,180	216,447
Energy 0.3%
Ecopetrol S.A.	2,029,868	1,008,275
		1,224,722
Czech Republic 0.3%
Utilities 0.3%
CEZ A/S	41,011	800,893
Greece 0.5%
Banks 0.0%
National Bank of Greece S.A. *	435,105	129,972
Consumer Services 0.2%
OPAP S.A.	88,857	671,712
Telecommunication Services 0.2%
Hellenic Telecommunications Organization S.A.	45,713	445,032
Utilities 0.1%
Public Power Corp. S.A.	82,724	274,732
		1,521,448
Hungary 0.5%
Banks 0.3%
OTP Bank plc	33,374	884,313
Energy 0.2%
MOL Hungarian Oil & Gas plc	13,066	798,346
		1,682,659
India 3.8%
Automobiles & Components 0.4%
Mahindra & Mahindra Ltd.	20,140	403,616
Tata Motors Ltd. *	113,712	696,191
Tata Motors Ltd., Class A *	21,083	94,414
		1,194,221

52    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.5%
Housing Development Finance Corp., Ltd.	38,237	626,597
ICICI Bank Ltd.	151,154	534,431
State Bank of India	153,062	434,844
		1,595,872
Energy 1.5%
Bharat Petroleum Corp., Ltd.	25,795	379,983
Indian Oil Corp., Ltd.	50,309	328,062
Oil & Natural Gas Corp., Ltd.	304,557	996,378
Reliance Industries Ltd.	198,961	2,941,333
		4,645,756
Food, Beverage & Tobacco 0.1%
ITC Ltd.	68,361	334,675
Materials 0.3%
Hindalco Industries Ltd.	279,079	404,810
Tata Steel Ltd.	91,447	483,204
		888,014
Software & Services 0.7%
Infosys Ltd.	86,702	1,577,266
Tata Consultancy Services Ltd.	14,428	550,909
		2,128,175
Telecommunication Services 0.2%
Bharti Airtel Ltd.	131,137	717,373
Utilities 0.1%
NTPC Ltd.	247,566	518,763
		12,022,849
Indonesia 1.2%
Automobiles & Components 0.3%
PT Astra International Tbk	1,824,700	925,952
Banks 0.3%
PT Bank Central Asia Tbk	341,500	337,026
PT Bank Mandiri (Persero) Tbk	547,200	397,773
PT Bank Rakyat Indonesia (Persero) Tbk	547,900	428,176
		1,162,975
Capital Goods 0.1%
PT United Tractors Tbk	228,700	258,894
Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	4,373,500	1,173,379
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	1,427,000	281,987
		3,803,187
Malaysia 2.0%
Banks 0.6%
CIMB Group Holdings Berhad	335,200	399,981
Malayan Banking Berhad	372,600	850,650
Public Bank Berhad	132,465	633,638
		1,884,269
Capital Goods 0.2%
Sime Darby Berhad	295,800	582,191
Security	Number of Shares	Value ($)
Consumer Services 0.2%
Genting Berhad	274,800	621,224
Materials 0.1%
Petronas Chemicals Group Berhad	230,300	395,575
Telecommunication Services 0.5%
Axiata Group Berhad	464,300	670,640
DiGi.com Berhad	251,200	282,681
Maxis Berhad	226,754	324,481
Telekom Malaysia Berhad	196,700	334,749
		1,612,551
Utilities 0.4%
Tenaga Nasional Berhad	302,800	1,112,327
		6,208,137
Mexico 3.4%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	95,200	540,446
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	207,900	381,007
		921,453
Capital Goods 0.2%
Alfa S.A.B. de C.V., Class A	265,900	499,819
Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V.	425,837	1,053,167
Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	40,500	352,020
Fomento Economico Mexicano S.A.B. de C.V.	97,815	910,116
Grupo Bimbo S.A.B. de C.V., Series A	149,200	454,850
		1,716,986
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	126,600	299,637
Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	1,614,699	1,198,496
Grupo Mexico S.A.B. de C.V., Series B	331,436	843,007
Industrias Penoles S.A.B. de C.V.	22,970	359,076
		2,400,579
Media 0.2%
Grupo Televisa S.A.B., Series CPO	129,217	753,011
Telecommunication Services 1.0%
America Movil S.A.B. de C.V., Series L	4,218,919	2,981,871
		10,626,523

See financial notes    53

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Peru 0.2%
Banks 0.2%
Credicorp Ltd.	3,682	535,436
Philippines 0.1%
Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	10,965	400,857
Poland 2.0%
Banks 0.3%
Bank Pekao S.A.	9,958	404,964
Powszechna Kasa Oszczednosci Bank Polski S.A. *	91,388	585,627
		990,591
Energy 0.7%
Grupa Lotos S.A. *	42,317	329,001
Polski Koncern Naftowy Orlen S.A.	91,630	1,652,590
Polskie Gornictwo Naftowe i Gazownictwo S.A.	201,502	268,391
		2,249,982
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	57,710	522,347
Materials 0.3%
KGHM Polska Miedz S.A.	53,879	1,050,430
Telecommunication Services 0.2%
Orange Polska S.A.	317,708	517,741
Utilities 0.3%
PGE S.A.	195,324	674,464
Tauron Polska Energia S.A.	515,714	399,778
		1,074,242
		6,405,333
Republic of Korea 16.6%
Automobiles & Components 2.4%
Hankook Tire Co., Ltd.	8,694	404,387
Hyundai Mobis Co., Ltd.	8,441	1,923,718
Hyundai Motor Co.	24,266	3,044,693
Kia Motors Corp.	48,318	2,026,538
		7,399,336
Banks 1.3%
Hana Financial Group, Inc.	32,342	725,255
Industrial Bank Of Korea	30,629	325,569
KB Financial Group, Inc.	30,270	926,174
Shinhan Financial Group Co., Ltd.	46,095	1,690,117
Woori Bank	43,451	399,229
		4,066,344
Capital Goods 1.7%
Daelim Industrial Co., Ltd.	5,513	436,291
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	58,274	280,589
Security	Number of Shares	Value ($)
Hyundai Engineering & Construction Co., Ltd.	13,440	470,822
Hyundai Heavy Industries Co., Ltd. *	15,123	1,529,999
LG Corp.	11,503	685,573
LG International Corp.	10,223	338,413
Samsung Heavy Industries Co., Ltd. *	46,038	428,665
SK Holdings Co., Ltd.	3,994	782,782
SK Networks Co., Ltd.	65,755	390,558
		5,343,692
Consumer Durables & Apparel 0.5%
LG Electronics, Inc.	33,020	1,680,220
Energy 1.3%
GS Holdings Corp.	11,673	563,537
S-Oil Corp.	9,500	722,030
SK Innovation Co., Ltd.	21,366	2,885,635
		4,171,202
Food & Staples Retailing 0.1%
E-Mart Co., Ltd.	2,864	460,024
Food, Beverage & Tobacco 0.3%
KT&G Corp	7,945	855,955
Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	2,228	574,341
Samsung Life Insurance Co., Ltd.	5,644	541,440
		1,115,781
Materials 2.3%
Hyundai Steel Co.	10,266	563,106
LG Chem Ltd.	5,774	1,497,741
Lotte Chemical Corp.	2,179	555,796
POSCO	21,328	4,468,538
		7,085,181
Retailing 0.2%
Lotte Shopping Co., Ltd.	1,976	470,454
Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	41,924	1,028,304
Technology Hardware & Equipment 5.1%
LG Display Co., Ltd.	59,506	1,238,658
Samsung Electro-Mechanics Co., Ltd.	9,226	419,974
Samsung Electronics Co., Ltd.	12,917	14,077,342
Samsung SDI Co., Ltd.	4,607	458,808
		16,194,782
Telecommunication Services 0.1%
LG Uplus Corp.	40,275	395,088
Utilities 0.6%
Korea Electric Power Corp.	29,484	1,601,534
Korea Gas Corp.	9,304	336,617
		1,938,151
		52,204,514

54    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Russia 13.0%
Banks 0.5%
Sberbank of Russia *	698,260	1,331,892
VTB Bank JSC *	170,000,000	183,770
		1,515,662
Energy 10.4%
Bashneft PAO *	9,034	401,472
Gazprom PAO *	4,104,000	10,674,295
Gazprom PAO ADR	1,031,000	5,357,054
Lukoil PJSC	215,336	9,149,017
NovaTek OAO	97,390	921,388
Rosneft OAO *	171,700	930,437
Surgutneftegas *	6,903,005	3,634,142
Tatneft PAO ADR *	333,680	1,756,427
		32,824,232
Food & Staples Retailing 0.2%
Magnit PJSC	3,825	531,594
Materials 0.5%
MMC Norilsk Nickel PJSC	8,970	1,303,003
Severstal PAO	31,471	353,227
		1,656,230
Telecommunication Services 0.9%
Mobile TeleSystems PJSC	338,202	1,321,010
Rostelecom PJSC *	395,480	601,409
Sistema JSFC *	3,328,800	999,579
		2,921,998
Transportation 0.3%
Aeroflot Russian Airlines PJSC *	583,100	697,496
Globaltrans Investment plc GDR - Reg'd	79,126	301,866
		999,362
Utilities 0.2%
Rosseti JSC *	1	—
RusHydro PJSC *	49,992,000	532,715
		532,715
		40,981,793
South Africa 6.4%
Banks 0.7%
Barclays Africa Group Ltd.	42,161	426,932
Nedbank Group Ltd.	26,015	332,441
Standard Bank Group Ltd.	149,198	1,339,848
		2,099,221
Capital Goods 0.5%
Barloworld Ltd.	73,211	422,635
The Bidvest Group Ltd.	45,806	1,163,768
		1,586,403
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings N.V.	94,273	589,728
Diversified Financials 0.2%
African Bank Investments Ltd. *(a)(b)	319,000	—
FirstRand Ltd.	219,600	705,819
		705,819
Security	Number of Shares	Value ($)
Energy 1.2%
Sasol Ltd.	112,917	3,693,532
Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	53,083	638,850
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	18,980	469,909
Insurance 0.2%
Sanlam Ltd.	128,213	622,649
Materials 1.4%
AngloGold Ashanti Ltd. *	87,095	1,415,841
Gold Fields Ltd.	256,124	1,184,997
Impala Platinum Holdings Ltd. *	208,237	867,197
Kumba Iron Ore Ltd. *	123,212	1,001,346
		4,469,381
Media 0.2%
Naspers Ltd., N Shares	4,556	626,957
Retailing 0.3%
Imperial Holdings Ltd.	45,308	473,448
Woolworths Holdings Ltd.	53,375	343,697
		817,145
Telecommunication Services 1.2%
MTN Group Ltd.	293,132	3,068,652
Telkom SA SOC Ltd.	92,597	369,192
Vodacom Group Ltd.	40,801	474,391
		3,912,235
		20,231,829
Taiwan 10.6%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	162,000	336,143
Banks 0.3%
CTBC Financial Holding Co., Ltd.	814,075	412,553
Mega Financial Holding Co., Ltd.	579,340	410,574
		823,127
Capital Goods 0.2%
Far Eastern New Century Corp.	572,817	427,770
Walsin Lihwa Corp. *	1,237,000	323,281
		751,051
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	310,267	390,031
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	204,674	247,926
Energy 0.2%
Formosa Petrochemical Corp.	236,330	670,318
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	361,678	651,089
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	268,599	300,774

See financial notes    55

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 1.6%
China Steel Corp.	1,617,198	1,133,773
Formosa Chemicals & Fibre Corp.	534,442	1,361,858
Formosa Plastics Corp.	465,732	1,156,650
Nan Ya Plastics Corp.	507,622	992,078
Taiwan Cement Corp.	446,299	453,974
		5,098,333
Retailing 0.1%
Hotai Motor Co., Ltd.	23,000	226,485
Semiconductors & Semiconductor Equipment 2.4%
Advanced Semiconductor Engineering, Inc.	478,094	460,039
MediaTek, Inc.	114,138	809,467
Siliconware Precision Industries Co., Ltd.	288,270	426,820
Taiwan Semiconductor Manufacturing Co., Ltd.	1,114,103	5,118,599
United Microelectronics Corp.	2,063,965	765,657
		7,580,582
Technology Hardware & Equipment 4.5%
Acer, Inc. *	1,608,496	570,623
Asustek Computer, Inc.	140,041	1,227,651
AU Optronics Corp.	2,608,800	746,514
Compal Electronics, Inc.	1,786,305	1,048,540
Delta Electronics, Inc.	137,590	637,334
Foxconn Technology Co., Ltd.	126,146	259,499
Hon Hai Precision Industry Co., Ltd.	1,760,424	4,193,441
HTC Corp.	380,473	967,081
Innolux Corp.	2,506,357	773,489
Inventec Corp.	654,639	431,649
Lite-On Technology Corp.	560,644	680,969
Pegatron Corp.	218,264	459,809
Quanta Computer, Inc.	462,500	743,407
Synnex Technology International Corp.	379,000	375,373
Wistron Corp.	1,192,399	703,922
WPG Holdings Ltd.	414,000	441,745
		14,261,046
Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	435,906	1,471,721
Far EasTone Telecommunications Co., Ltd.	120,622	271,992
Taiwan Mobile Co., Ltd.	122,334	403,256
		2,146,969
		33,483,874
Thailand 1.4%
Banks 0.2%
Kasikornbank PCL	66,700	318,240
The Siam Commercial Bank PCL	93,900	358,879
		677,119
Security	Number of Shares	Value ($)
Energy 0.9%
PTT Exploration & Production PCL	247,300	532,761
PTT PCL	205,587	1,789,248
Thai Oil PCL	229,600	433,828
		2,755,837
Materials 0.2%
PTT Global Chemical PCL	349,800	625,895
Telecommunication Services 0.1%
Advanced Info Service PCL - Reg'd	84,275	376,378
		4,435,229
Turkey 1.5%
Banks 0.7%
Akbank T.A.S.	236,694	727,273
Turkiye Garanti Bankasi A/S	245,591	755,982
Turkiye Halk Bankasi A/S	101,030	387,993
Turkiye Is Bankasi, Class C	231,101	405,199
		2,276,447
Capital Goods 0.2%
KOC Holding A/S	163,235	852,893
Diversified Financials 0.2%
Haci Omer Sabanci Holding A/S	153,638	554,279
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	22,944	605,158
Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S *	131,346	568,389
		4,857,166
Total Common Stock
(Cost $285,158,289)		273,556,088

Preferred Stock 11.9% of net assets
Brazil 9.0%
Banks 2.9%
Banco Bradesco S.A.	473,816	3,568,172
Itau Unibanco Holding S.A.	515,669	4,928,412
Itausa - Investimentos Itau S.A.	289,821	729,766
		9,226,350
Energy 2.4%
Petroleo Brasileiro S.A. *	2,524,054	7,507,763
Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	39,315	578,537
Materials 2.5%
Gerdau S.A.	670,306	1,522,160
Metalurgica Gerdau S.A.	1,051,041	889,301
Vale S.A.	1,178,328	5,392,712
		7,804,173

56    See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.3%
Oi S.A. *	871,171	258,368
Telefonica Brasil S.A.	69,372	854,430
		1,112,798
Utilities 0.7%
Centrais Eletricas Brasileiras S.A., Class B	150,520	560,634
Companhia Energetica de Minas Gerais	505,308	1,006,429
Companhia Paranaense de Energia-Copel	42,244	347,729
Eletropaulo Metropolitana S.A.	129,993	324,297
		2,239,089
		28,468,710
Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	46,558	442,586
Republic of Korea 1.0%
Automobiles & Components 0.3%
Hyundai Motor Co., Ltd.	3,335	284,775
Hyundai Motor Co., Ltd. 2nd	5,572	487,414
		772,189
Consumer Durables & Apparel 0.0%
LG Electronics, Inc.	4,735	129,031
Materials 0.1%
LG Chem Ltd.	988	170,836
Technology Hardware & Equipment 0.6%
Samsung Electronics Co., Ltd.	2,205	2,013,802
		3,085,858
Russia 1.8%
Banks 0.1%
Sberbank of Russia *	91,900	119,180
Energy 1.7%
AK Transneft OAO *	1,391	4,299,328
Bashneft PAO *	6,077	174,506
Surgutneftegas *	1,489,100	965,567
		5,439,401
		5,558,581
Total Preferred Stock
(Cost $48,005,510)		37,555,735

Other Investment Company 0.1% of net assets
United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (d)	309,500	309,500
Total Other Investment Company
(Cost $309,500)		309,500
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.3% of net assets
Time Deposits 1.3%
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 05/03/16 (e)	146,055	18,829
South African Rand
6.75%, 05/03/16 (e)	597,138	41,948
Euro
(0.53%), 05/02/16 (e)	1,522	1,743
Bank of Tokyo - Mitsubishi UFJ
U.S. Dollar
0.15%, 05/02/16 (e)	940,934	940,934
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 05/02/16 (e)	3,163,935	3,163,935
Total Short-Term Investments
(Cost $4,167,389)		4,167,389

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $363,600,239 and the unrealized appreciation and depreciation were $2,502,627 and ($50,514,154), respectively, with a net unrealized depreciation of ($48,011,527).
At 04/30/16, the values of certain foreign securities held by the fund aggregating $196,333,627 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $292,405.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg'd —	Registered
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EMG MKT, e-mini, Long expires 06/17/16	100	4,192,000	69,428

See financial notes    57

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	6/9/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	6/9/2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	6/9/2016